UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

The Hartford Advisers Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.7%
	Automobiles & Components - 1.7%
317	Ford Motor Co. w/ Rights	$3,935
147	Harley-Davidson, Inc.	6,513
		10,448
	Banks - 4.2%
124	BB&T Corp.	3,369
731	Mitsubishi UFJ Financial Group, Inc.	3,379
54	PNC Financial Services Group, Inc.	3,152
212	US Bancorp	5,991
325	Wells Fargo & Co.	9,499
		25,390
	Capital Goods - 4.5%
73	3M Co.	6,339
59	Boeing Co.	4,406
103	Ingersoll-Rand plc	3,582
157	PACCAR, Inc.	6,926
47	Rockwell Collins, Inc.	2,744
46	Stanley Black & Decker, Inc.	3,242
		27,239
	Consumer Services - 0.6%
92	DeVry, Inc.	3,478

	Diversified Financials - 5.2%
18	BlackRock, Inc.	3,221
147	Citigroup, Inc.	4,510
34	Goldman Sachs Group, Inc.	3,734
219	Invesco Ltd.	4,941
256	JP Morgan Chase & Co.	9,556
57	SEI Investments Co.	1,041
80	T. Rowe Price Group, Inc.	4,627
		31,630
	Energy - 7.6%
70	Anadarko Petroleum Corp.	5,666
47	BP plc ADR	2,144
222	Exxon Mobil Corp.	18,607
57	Occidental Petroleum Corp.	5,697
68	Petroleo Brasileiro S.A. ADR	2,071
270	Petroleum Geo-Services ●	3,469
205	Statoilhydro ASA ADR	5,173
70	Suncor Energy, Inc.	2,431
46	Ultra Petroleum Corp. ●	1,115
		46,373
	Food & Staples Retailing - 1.1%
118	CVS Caremark Corp.	4,931
56	Sysco Corp.	1,686
		6,617
	Food, Beverage & Tobacco - 3.8%
133	General Mills, Inc.	5,306
144	Kraft Foods, Inc.	5,515
146	PepsiCo, Inc.	9,614
82	Unilever N.V. NY Shares ADR	2,748
		23,183
	Health Care Equipment & Services - 2.0%
31	Edwards Lifesciences Corp. ●	2,580
124	Medtronic, Inc.	4,767
87	UnitedHealth Group, Inc.	4,511
		11,858
	Household & Personal Products - 0.7%
68	Procter & Gamble Co.	4,293

	Insurance - 0.7%
60	Marsh & McLennan Cos., Inc.	1,902
111	Unum Group	2,524
		4,426
	Materials - 1.5%
64	Dow Chemical Co.	2,134
41	Monsanto Co.	3,364
12	Newmont Mining Corp.	732
61	Nucor Corp.	2,692
		8,922
	Media - 2.0%
222	Comcast Corp. Class A	5,900
153	Walt Disney Co.	5,944
		11,844
	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
92	Agilent Technologies, Inc. ●	3,895
113	Amgen, Inc.	7,660
91	Celgene Corp. ●	6,594
228	Daiichi Sankyo Co., Ltd.	4,353
24	Gilead Sciences, Inc. ●	1,187
226	Merck & Co., Inc.	8,631
367	Pfizer, Inc.	7,843
16	Roche Holding AG	2,689
197	Shionogi & Co., Ltd.	2,626
100	UCB S.A.	4,072
		49,550
	Real Estate - 0.4%
113	Weyerhaeuser Co.	2,254

	Retailing - 3.9%
2,007	Allstar Co. ⌂†	1,944
14	Amazon.com, Inc. ●	2,780
2,225	Buck Holdings L.P. ⌂●†	5,152
59	Kohl's Corp.	2,723
298	Lowe's Co., Inc.	7,987
68	Nordstrom, Inc.	3,348
		23,934
	Semiconductors & Semiconductor Equipment - 1.8%
159	Maxim Integrated Products, Inc.	4,268
76	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,063
68	Texas Instruments, Inc.	2,205
91	Xilinx, Inc.	3,255
		10,791
	Software & Services - 6.4%
64	Accenture plc	3,687
79	Automatic Data Processing, Inc.	4,322
130	eBay, Inc. ●	4,108
21	Google, Inc. ●	11,950
66	Lender Processing Services	1,099
186	Microsoft Corp.	5,481
435	Western Union Co.	8,305
		38,952
	Technology Hardware & Equipment - 7.7%
31	Apple, Inc. ●	14,060

1

The Hartford Advisers Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.7% - (continued)
	Technology Hardware & Equipment - 7.7% - (continued)
492	Cisco Systems, Inc.	$9,652
196	EMC Corp. ●	5,057
214	Hewlett-Packard Co.	5,990
157	Juniper Networks, Inc. ●	3,290
39	NetApp, Inc. ●	1,483
127	Qualcomm, Inc.	7,447
		46,979
	Telecommunication Services - 0.8%
175	Vodafone Group plc ADR	4,727

	Transportation - 2.0%
39	Con-way, Inc.	1,228
39	FedEx Corp.	3,587
35	Kansas City Southern ●	2,386
63	United Parcel Service, Inc. Class B	4,728
		11,929
	Utilities - 0.9%
96	NextEra Energy, Inc.	5,752

	Total common stocks
	(cost $359,074)	$410,569

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Marriott Vacation Club Owner Trust
$83	5.36%, 10/20/2028 ■	$84

	Total asset & commercial mortgage backed securities
	(cost $83)	$84

CORPORATE BONDS - 11.2%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$702	5.98%, 04/19/2022	$749
	Southwest Airlines Co.
400	5.75%, 12/15/2016	447
592	6.15%, 08/01/2022	651
		1,847
	Arts, Entertainment and Recreation - 0.6%
	CBS Corp.
30	4.30%, 02/15/2021	32
105	5.75%, 04/15/2020	121
	Comcast Corp.
1,300	5.90%, 03/15/2016	1,509
	DirecTV Holdings LLC
565	6.38%, 03/01/2041	666
	News America, Inc.
220	4.50%, 02/15/2021	239
	Time Warner Cable, Inc.
830	5.85%, 05/01/2017	966
	Viacom, Inc.
145	3.88%, 12/15/2021	153
	Virgin Media Secured Finance plc
210	5.25%, 01/15/2021	227
		3,913
	Beverage and Tobacco Product Manufacturing - 0.3%
	Altria Group, Inc.
420	4.75%, 05/05/2021	465
	Anheuser-Busch InBev N.V.
800	7.75%, 01/15/2019	1,051
		1,516
	Chemical Manufacturing - 0.0%
	Agrium, Inc.
105	6.13%, 01/15/2041	133

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
520	5.88%, 06/15/2019	620
	Thermo Fisher Scientific, Inc.
150	3.20%, 05/01/2015	159
		779
	Electrical Equipment and Appliance Manufacturing - 0.2%
	General Electric Co.
1,225	5.00%, 02/01/2013	1,278

	Finance and Insurance - 6.1%
	Ace INA Holdings, Inc.
125	5.88%, 06/15/2014	137
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,391
	Bank of America Corp.
1,200	5.42%, 03/15/2017	1,177
	Barclays Bank plc
350	2.38%, 01/13/2014	348
	BP Capital Markets plc
475	4.75%, 03/10/2019	538
	Brandywine Operating Partnership
350	5.70%, 05/01/2017	366
	CDP Financial, Inc.
575	4.40%, 11/25/2019 ■	629
	Citibank NA
4,000	1.88%, 06/04/2012	4,024
	Citigroup, Inc.
1,600	6.00%, 10/31/2033	1,514
300	6.13%, 05/15/2018	330
300	6.88%, 03/05/2038	353
105	8.13%, 07/15/2039	137
	Credit Agricole
715	3.50%, 04/13/2015 ■	701
	Discover Financial Services, Inc.
645	6.45%, 06/12/2017	688
	Eaton Vance Corp.
530	6.50%, 10/02/2017	608
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	935
	General Electric Capital Corp.
700	4.38%, 09/16/2020	732
750	5.88%, 01/14/2038	820
	Goldman Sachs Group, Inc.
1,200	5.63%, 01/15/2017	1,242
500	6.00%, 05/01/2014	538
470	6.25%, 02/01/2041	480
	Health Care Properties
335	6.00%, 01/30/2017	374

2

The Hartford Advisers Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 11.2% - (continued)
	Finance and Insurance - 6.1% - (continued)
	HSBC Holdings plc
$600	6.10%, 01/14/2042	$694
	Jackson National Life Insurance Co.
1,200	8.15%, 03/15/2027 ■	1,453
	JP Morgan Chase & Co.
475	3.70%, 01/20/2015	500
1,795	5.13%, 09/15/2014	1,915
180	5.40%, 01/06/2042	185
	Liberty Mutual Group, Inc.
1,035	5.75%, 03/15/2014 ■	1,079
	Merrill Lynch & Co., Inc.
2,000	5.00%, 02/03/2014	2,051
	Morgan Stanley
1,300	5.75%, 01/25/2021	1,299
	National City Corp.
125	6.88%, 05/15/2019	142
	New England Mutual Life Insurance Co.
1,100	7.88%, 02/15/2024 ■	1,371
	Nordea Bank AB
330	3.70%, 11/13/2014 ■	338
	PNC Funding Corp.
625	5.40%, 06/10/2014	680
	Rabobank Netherlands
750	3.20%, 03/11/2015 ■	769
	Republic New York Capital I
250	7.75%, 11/15/2026	251
	Royal Bank of Scotland plc
500	4.88%, 03/16/2015	506
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,125
	Sovereign Capital Trust IV
1,500	7.91%, 06/13/2036	1,425
	Svenska Handelsbanken Ab
550	4.88%, 06/10/2014 ■	579
	Wachovia Corp.
1,445	5.25%, 08/01/2014	1,553
	WEA Finance LLC
250	7.13%, 04/15/2018 ■	301
	Wells Fargo & Co.
525	3.63%, 04/15/2015	559
		36,837
	Food Manufacturing - 0.3%
	Kellogg Co.
725	4.00%, 12/15/2020	778
	Kraft Foods, Inc.
700	4.13%, 02/09/2016	760
		1,538
	Health Care and Social Assistance - 0.4%
	Amgen, Inc.
600	5.15%, 11/15/2041	637
	CVS Caremark Corp.
1,150	6.13%, 08/15/2016	1,343
	Express Scripts, Inc.
195	6.25%, 06/15/2014	214
	McKesson Corp.
80	3.25%, 03/01/2016	85
	Merck & Co., Inc.
400	4.00%, 06/30/2015	442
		2,721
	Information - 0.5%
	AT&T, Inc.
825	2.50%, 08/15/2015	862
	BellSouth Telecommunications
250	7.00%, 12/01/2095	311
	France Telecom S.A.
250	4.38%, 07/08/2014	266
	SBA Tower Trust
370	4.25%, 04/15/2015 ■	383
	Telecom Italia Capital
565	7.00%, 06/04/2018	567
	Verizon Communications, Inc.
440	3.50%, 11/01/2021	460
130	4.75%, 11/01/2041	139
		2,988
	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
1,000	2.63%, 09/15/2016 ■	1,005

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,380
	Motiva Enterprises LLC
80	5.75%, 01/15/2020 ■	93
	Shell International Finance B.V.
1,200	4.38%, 03/25/2020	1,416
		2,889
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
1,000	6.95%, 01/15/2038	1,152

	Real Estate, Rental and Leasing - 0.3%
	COX Communications, Inc.
1,400	5.45%, 12/15/2014	1,557
	ERAC USA Finance Co.
180	2.25%, 01/10/2014 ■	180
310	4.50%, 08/16/2021 ■	320
		2,057
	Retail Trade - 0.2%
	Lowe's Co., Inc.
600	4.63%, 04/15/2020	677
	Staples, Inc.
460	9.75%, 01/15/2014	527
		1,204
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
1,817	9.36%, 01/01/2021	2,439

	Utilities - 0.6%
	Consolidated Edison Co. of NY
655	5.30%, 12/01/2016	769
	Indianapolis Power and Light
1,500	6.60%, 06/01/2037 ■	1,917
	Southern California Edison Co.
700	5.55%, 01/15/2037	875
		3,561
	Total corporate bonds
	(cost $62,209)	$67,857

3

The Hartford Advisers Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 1.3%
	General Obligations - 0.3%
	California State GO, Taxable,
$500	7.55%, 04/01/2039	$670
	Chicago Metropolitan Water Reclamation Dist,
130	5.72%, 12/01/2038	165
	Los Angeles USD,
800	5.75%, 07/01/2034	948
		1,783
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
370	6.58%, 05/15/2049	466

	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
370	5.77%, 05/15/2043	447

	Miscellaneous - 0.2%
	Oregon School Boards Association, Taxable Pension,
1,000	4.76%, 06/30/2028	1,116

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist,
515	2.61%, 03/15/2014	535

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable Sales Tax Rev,
425	6.00%, 12/01/2044	563

	Transportation - 0.4%
	Bay Area Toll Auth, CA, Toll Bridge Rev,
575	6.26%, 04/01/2049	767
	Illinois State Toll Highway Auth, Taxable Rev,
350	6.18%, 01/01/2034	415
	Maryland State Transit Auth,
255	5.89%, 07/01/2043	328
	New York and New Jersey PA, Taxable Rev,
185	5.86%, 12/01/2024	224
115	6.04%, 12/01/2029	142
	North Texas Tollway Auth Rev,
630	6.72%, 01/01/2049	814
		2,690
	Total municipal bonds
	(cost $6,335)	$7,600

U.S. GOVERNMENT AGENCIES - 1.6%
	Federal Home Loan Mortgage Corporation - 1.0%
$5,626	4.00%, 03/01/2041 - 09/01/2041	$5,945

	Government National Mortgage Association - 0.6%
772	6.00%, 11/20/2023 - 09/15/2034	876
1,000	6.50%, 04/15/2026 - 02/15/2035	1,161
1,052	7.00%, 11/15/2031 - 11/15/2033	1,237
195	8.00%, 12/15/2029 - 02/15/2031	230
		3,504
	Total U.S. government agencies
	(cost $8,631)	$9,449

U.S. GOVERNMENT SECURITIES - 15.8%
Other Direct Federal Obligations - 1.8%
	Federal Financing Corporation - 1.8%
$3,676	4.40%, 12/06/2013 - 12/27/2013 ○	$3,629
5,000	9.80%, 04/06/2018	7,361
		10,990
U.S. Treasury Securities - 14.0%
	U.S. Treasury Bonds - 4.3%
1,500	2.00%, 11/15/2021	1,526
8,089	4.38%, 11/15/2039 - 05/15/2041 □	10,438
160	4.75%, 02/15/2041	219
5,000	6.00%, 02/15/2026	7,222
4,775	6.25%, 08/15/2023	6,870
		26,275
	U.S. Treasury Notes - 9.7%
3,600	0.63%, 12/31/2012	3,616
5,400	1.00%, 09/30/2016	5,491
1,350	1.13%, 12/15/2012	1,362
11,600	1.25%, 10/31/2015	11,949
5,400	1.38%, 01/15/2013	5,463
5,000	1.50%, 06/30/2016	5,200
6,500	1.88%, 02/28/2014	6,720
4,315	3.50%, 05/15/2020	5,000
2,000	3.88%, 05/15/2018	2,347
5,000	4.25%, 08/15/2013	5,310
5,200	4.50%, 05/15/2017	6,199
		58,657
		84,932
	Total U.S. government securities
	(cost $85,625)	$95,922

	Total long-term investments
	(cost $521,957)	$591,481

SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreements - 2.1%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $4,083,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041,
GNMA 3.00% - 6.00%, 2027 - 2044, value
	of $4,164)
$4,082	0.22%, 1/31/2012	$4,082
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $408, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $416)
408	0.22%, 1/31/2012	408

4

The Hartford Advisers Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.1% - (continued)
Repurchase Agreements - 2.1% - (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $4,525, collateralized by GNMA 4.00%, 2040 - 2041, value of $4,615)
$4,525	0.24%, 1/31/2012		$4,525
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $2,590, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 -
	2014, value of $2,642)
2,590	0.22%, 1/31/2012		2,590
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $30, collateralized by U.S. Treasury Note 1.75%, 2013, value of $31)
30	0.18%, 1/31/2012		30
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $933, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $951)
933	0.24%, 1/31/2012		933
			12,568
	Total short-term investments
	(cost $12,568)		$12,568

	Total investments
	(cost $534,525) ▲	99.7%	$604,049
	Other assets and liabilities	0.3%	2,044
	Total net assets	100.0%	$606,093

5

The Hartford Advisers Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 8.1% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $540,342 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$82,624
Unrealized Depreciation	(18,917)
Net Unrealized Appreciation	$63,707

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $7,096, which represents 1.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $11,202, which represents 1.8% of total net assets.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at January 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
CME Ultra Long Bond	4	Short	03/21/2012	$640	$625	$(15)

*	The number of contracts does not omit 000's.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	2,007	Allstar Co.	2,043
06/2007	2,225	Buck Holdings L.P.	1,319

At January 31, 2012, the aggregate value of these securities was $7,096, which represents 1.2% of total net assets.

GO	–	General Obligations
PA	–	Port Authority
USD	–	United School District

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	Goldman Sachs	Sell	$6,580	$6,517	04/23/2012	$(63)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Advisers Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$84	$–	$84	$–
Common Stocks ‡	410,569	382,885	20,588	7,096
Corporate Bonds	67,857	–	66,457	1,400
Municipal Bonds	7,600	–	7,600	–
U.S. Government Agencies	9,449	–	9,449	–
U.S. Government Securities	95,922	1,526	94,396	–
Short-Term Investments	12,568	–	12,568	–
Total	$604,049	$384,411	$211,142	$8,496
Liabilities:
Foreign Currency Contracts *	63	–	63	–
Futures *	15	15	–	–
Total	$78	$15	$63	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Common Stocks	$7,481	$718	$(188	)*	$—	$—	$(915)	$—	$—	$7,096
Corporate Bonds	1,364	—	36	†	—	—	—	—	—	1,400
Total	$8,845	$718	$(152)		$—	$—	$(915)	$—	$—	$8,496

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(188).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $36.

Distribution by Credit Quality

as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.2
Aa / AA	3.1
A	4.1
Baa / BBB	5.0
Ba / BB	0.1
U.S. Government Agencies and Securities	17.4
Non Debt Securities and Other Short-Term Instruments	69.8
Other Assets & Liabilities	0.3
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

7

The Hartford Balanced Allocation Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.6%
EQUITY FUNDS - 60.1%
7,508	The Hartford Alternative Strategies Fund, Class Y		$83,644
1,119	The Hartford Capital Appreciation Fund, Class Y		38,398
955	The Hartford Capital Appreciation II Fund, Class Y●		13,151
1,247	The Hartford Disciplined Equity Fund, Class Y		17,129
861	The Hartford Dividend and Growth Fund, Class Y		17,085
1,990	The Hartford Equity Income Fund, Class Y		27,517
948	The Hartford Fundamental Growth Fund, Class Y		10,893
852	The Hartford Global Growth Fund, Class Y●		13,073
1,790	The Hartford Global Research Fund, Class Y		16,057
990	The Hartford Growth Fund, Class Y●		18,096
417	The Hartford Growth Opportunities Fund, Class Y●		11,591
923	The Hartford International Opportunities Fund, Class Y		13,033
1,031	The Hartford International Small Company Fund, Class Y		12,384
2,989	The Hartford International Value Fund, Class Y		33,840
600	The Hartford MidCap Fund, Class Y		12,643
1,062	The Hartford MidCap Value Fund, Class Y		12,673
631	The Hartford Small Company Fund, Class Y		13,134
1,268	The Hartford Small/Mid Cap Equity Fund, Class Y		13,808
649	The Hartford SmallCap Growth Fund, Class Y●		22,395
8,197	The Hartford Value Fund, Class Y		95,003
871	The Hartford Value Opportunities Fund, Class Y		11,829
	Total equity funds
	(cost $448,999)		$507,376

FIXED INCOME FUNDS - 37.5%
4,464	The Hartford Corporate Opportunities Fund, Class Y		$45,447
1,148	The Hartford Floating Rate Fund, Class Y		10,018
689	The Hartford High Yield Fund, Class Y		4,984
5,159	The Hartford Inflation Plus Fund, Class Y		63,203
9,445	The Hartford Short Duration Fund, Class Y		93,036
1,656	The Hartford Strategic Income Fund, Class Y		15,366
7,667	The Hartford Total Return Bond Fund, Class Y		84,182
	Total fixed income funds
	(cost $303,636)		$316,236

	Total investments in affiliated investment companies
	(cost $752,635)		$823,612

EXCHANGE TRADED FUNDS - 2.3%
703	Powershares DB Commodity Index Tracking Fund ●		$19,552
	Total exchange traded funds
	(cost $15,114)		$19,552

	Total long-term investments
	(cost $767,749)		$843,164

	Total investments
	(cost $767,749) ▲	99.9%	$843,164
	Other assets and liabilities	0.1%	705
	Total net assets	100.0%	$843,869

1

The Hartford Balanced Allocation Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $775,355 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$79,565
Unrealized Depreciation	(11,756)
Net Unrealized Appreciation	$67,809

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$823,612	$823,612	$—	$—
Exchange Traded Funds	19,552	19,552	—	—
Total	$843,164	$843,164	$—	$—

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 45.3%
	Banks - 2.7%
174	M&T Bank Corp.	$13,857
150	National Bank of Canada	11,233
		25,090
	Capital Goods - 4.5%
83	3M Co.	7,177
133	Eaton Corp.	6,512
17	Emerson Electric Co.	865
578	General Electric Co.	10,823
148	Illinois Tool Works, Inc.	7,869
37	Lockheed Martin Corp.	3,066
35	Schneider Electric S.A.	2,194
64	Stanley Black & Decker, Inc.	4,508
		43,014
	Commercial & Professional Services - 0.6%
160	Waste Management, Inc.	5,566

	Consumer Durables & Apparel - 0.5%
159	Mattel, Inc.	4,930

	Consumer Services - 0.4%
36	McDonald's Corp.	3,528

	Diversified Financials - 2.2%
53	BlackRock, Inc.	9,668
307	JP Morgan Chase & Co.	11,462
		21,130
	Energy - 5.6%
177	Chevron Corp.	18,257
142	ConocoPhillips Holding Co.	9,675
93	Exxon Mobil Corp.	7,758
485	Royal Dutch Shell plc B Shares	17,720
		53,410
	Food & Staples Retailing - 0.7%
215	Sysco Corp.	6,469

	Food, Beverage & Tobacco - 4.8%
165	Altria Group, Inc.	4,679
74	General Mills, Inc.	2,961
46	H.J. Heinz Co.	2,394
119	Imperial Tobacco Group plc	4,275
230	Kraft Foods, Inc.	8,802
84	PepsiCo, Inc.	5,503
139	Philip Morris International, Inc.	10,373
189	Unilever N.V. NY Shares ADR	6,309
		45,296
	Household & Personal Products - 1.5%
102	Kimberly-Clark Corp.	7,323
74	Procter & Gamble Co.	4,635
34	Reckitt Benckiser Group plc	1,810
		13,768
	Insurance - 3.0%
63	ACE Ltd.	4,392
74	Chubb Corp.	5,015
509	Marsh & McLennan Cos., Inc.	16,069
56	Swiss Re Ltd.	3,045
		28,521
	Materials - 1.7%
178	Dow Chemical Co.	5,975
103	E.I. DuPont de Nemours & Co.	5,228
112	Nucor Corp.	4,977
		16,180
	Media - 0.4%
154	Thomson Reuters Corp.	4,239

	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
124	AstraZeneca plc ADR	5,963
241	Johnson & Johnson	15,868
483	Merck & Co., Inc.	18,497
607	Pfizer, Inc.	12,980
25	Roche Holding AG	4,299
		57,607
	Retailing - 1.8%
384	Home Depot, Inc.	17,024

	Semiconductors & Semiconductor Equipment - 3.5%
243	Analog Devices, Inc.	9,517
419	Intel Corp.	11,066
128	Linear Technology Corp.	4,249
298	Maxim Integrated Products, Inc.	7,990
		32,822
	Software & Services - 0.6%
207	Microsoft Corp.	6,125

	Telecommunication Services - 1.9%
383	AT&T, Inc.	11,255
244	Vodafone Group plc ADR	6,615
		17,870
	Utilities - 2.8%
71	American Electric Power Co., Inc.	2,817
173	Companhia Energetica de Minas Gerais ADR	3,505
26	Dominion Resources, Inc.	1,317
66	NextEra Energy, Inc.	3,958
88	Northeast Utilities	3,047
38	PG&E Corp.	1,530
45	PPL Corp.	1,237
136	UGI Corp.	3,652
214	Xcel Energy, Inc.	5,691
		26,754
	Total common stocks
	(cost $390,690)	$429,343

PREFERRED STOCKS - 0.1%
	Diversified Financials - 0.1%
8	Citigroup Capital XIII	$202
25	GMAC Capital Trust I ۞	563
		765
	Total preferred stocks
	(cost $836)	$765

1

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
	Finance and Insurance - 0.2%
	Bear Stearns Commercial Mortgage Securities, Inc.
$455	5.20%, 12/11/2038	$508
550	5.54%, 09/11/2041 - 10/12/2041	625
	Commercial Mortgage Pass-Through Certificates
100	5.75%, 06/10/2046 Δ	113
	JP Morgan Chase Commercial Mortgage Securities Corp.
275	5.47%, 04/15/2043 Δ	307
	Merrill Lynch Mortgage Trust
100	5.05%, 07/12/2038	110
	Morgan Stanley Capital I
100	5.23%, 09/15/2042	111
		1,774

	Total asset & commercial mortgage backed securities
	(cost $1,608)	$1,774

CORPORATE BONDS - 43.6%
	Accommodation and Food Services - 0.1%
	Harrah's Operating Co., Inc.
$435	11.25%, 06/01/2017	$471
	MGM Mirage, Inc.
25	9.00%, 03/15/2020	28
155	11.13%, 11/15/2017	177
	Wynn Las Vegas LLC
250	7.75%, 08/15/2020	282
		958
	Administrative Waste Management and Remediation - 0.1%
	Iron Mountain, Inc.
360	7.75%, 10/01/2019	394
	Republic Services, Inc.
595	3.80%, 05/15/2018	636
		1,030
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Southern States Coop, Inc.
25	11.25%, 05/15/2015 ■	26
	Weyerhaeuser Co.
110	7.38%, 03/15/2032	120
		146
	Air Transportation - 0.0%
	Continental Airlines, Inc.
19	5.98%, 04/19/2022	20
39	6.90%, 04/19/2022	38
		58
	Arts, Entertainment and Recreation - 3.0%
	AMC Entertainment, Inc.
190	8.00%, 03/01/2014	190
330	8.75%, 06/01/2019	348
91	9.75%, 12/01/2020	90
	Audatex North America, Inc.
245	6.75%, 06/15/2018 ■	249
	Bresnan Broadband Holdings LLC
150	8.00%, 12/15/2018 ■	157
	BSKYB Finance UK plc
350	6.50%, 10/15/2035 ■	403
	CBS Corp.
150	5.50%, 05/15/2033	160
805	8.20%, 05/15/2014	915
325	8.88%, 05/15/2019	428
	CCO Holdings LLC
45	6.50%, 04/30/2021	47
539	7.25%, 10/30/2017	581
200	7.38%, 06/01/2020	216
175	7.88%, 04/30/2018	190
5	8.13%, 04/30/2020	5
	Clear Channel Worldwide Holdings, Inc.
240	9.25%, 12/15/2017	264
	Comcast Corp.
400	5.70%, 05/15/2018	469
250	6.40%, 05/15/2038	305
780	6.45%, 03/15/2037	956
510	7.05%, 03/15/2033	652
120	8.38%, 03/15/2013	130
	DirecTV Holdings LLC
200	3.55%, 03/15/2015	209
305	4.60%, 02/15/2021	326
1,425	4.75%, 10/01/2014	1,538
325	5.00%, 03/01/2021	358
146	5.20%, 03/15/2020	161
175	6.00%, 08/15/2040	195
400	6.38%, 03/01/2041	471
	Discovery Communications, Inc.
290	3.70%, 06/01/2015	308
	Equinix, Inc.
95	7.00%, 07/15/2021	103
30	8.13%, 03/01/2018	33
	Fidelity National Information Services, Inc.
95	7.63%, 07/15/2017 ■	104
	First Data Corp.
290	7.38%, 06/15/2019 ■	289
36	8.25%, 01/15/2021 ■	33
36	8.75%, 01/15/2022 ■Þ	33
	Grupo Televisa S.A.
95	6.63%, 01/15/2040	108
	Isle of Capri Casinos, Inc.
120	7.75%, 03/15/2019	115
	NBC Universal Media LLC
1,070	3.65%, 04/30/2015	1,142
150	5.15%, 04/30/2020	172
1,350	5.95%, 04/01/2041	1,623
	Net Servicos De Comnicacao S.A.
100	7.50%, 01/27/2020	116
	News America Holdings, Inc.
75	7.75%, 12/01/2045	92
100	8.88%, 04/26/2023	132
	News America, Inc.
200	6.15%, 02/15/2041	239
285	6.40%, 12/15/2035	326
1,450	6.90%, 03/01/2019	1,777

2

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
	Arts, Entertainment and Recreation - 3.0% - (continued)
	Peninsula Gaming LLC
$120	8.38%, 08/15/2015	$128
	Regal Cinemas Corp.
195	8.63%, 07/15/2019	214
	Regal Entertainment Group
120	9.13%, 08/15/2018	131
	Sinclair Television Group
260	9.25%, 11/01/2017 ■	289
	Time Warner Cable, Inc.
1,290	4.00%, 09/01/2021	1,349
400	5.88%, 11/15/2040	449
625	6.75%, 06/15/2039	751
300	7.30%, 07/01/2038	378
625	8.25%, 04/01/2019	806
	Time Warner Entertainment Co., L.P.
30	8.38%, 03/15/2023	40
	Time Warner, Inc.
600	3.15%, 07/15/2015	637
215	4.00%, 01/15/2022	227
300	4.13%, 02/15/2021	316
1,075	4.88%, 03/15/2020	1,201
175	6.10%, 07/15/2040	208
100	6.20%, 07/01/2013	107
350	6.25%, 03/29/2041	424
75	6.63%, 05/15/2029	90
1,010	7.63%, 04/15/2031	1,323
	Viacom, Inc.
215	3.88%, 12/15/2021	226
450	4.25%, 09/15/2015	483
470	4.38%, 09/15/2014	505
500	4.50%, 03/01/2021	548
340	6.13%, 10/05/2017	405
	Virgin Media Secured Finance plc
500	5.25%, 01/15/2021	541
100	6.50%, 01/15/2018	108
		28,642
	Beverage and Tobacco Product Manufacturing - 1.3%
	Altria Group, Inc.
530	4.75%, 05/05/2021	586
550	8.50%, 11/10/2013	621
340	9.25%, 08/06/2019	463
915	9.70%, 11/10/2018	1,260
185	10.20%, 02/06/2039	293
	Anheuser-Busch InBev N.V.
400	1.50%, 07/14/2014	406
625	5.38%, 11/15/2014 - 01/15/2020	702
100	8.00%, 11/15/2039	155
500	8.20%, 01/15/2039	786
	BAT International Finance plc
20	8.13%, 11/15/2013 ■	22
35	9.50%, 11/15/2018 ■	48
	Bottling Group LLC
300	6.95%, 03/15/2014	339
	Coca-Cola Co.
550	3.30%, 09/01/2021	594
	Diageo Capital plc
180	5.75%, 10/23/2017	217
	International CCE, Inc.
500	3.50%, 09/15/2020	522
	Lorillard Tobacco Co.
81	3.50%, 08/04/2016	83
165	6.88%, 05/01/2020	190
265	8.13%, 06/23/2019	323
	PepsiCo, Inc.
430	0.80%, 08/25/2014	432
750	7.90%, 11/01/2018	1,022
	Pernod-Ricard S.A.
190	4.45%, 01/15/2022 ■	198
500	5.50%, 01/15/2042 ■	526
900	5.75%, 04/07/2021 ■	1,020
	Philip Morris International, Inc.
400	5.65%, 05/16/2018	485
400	6.38%, 05/16/2038	531
	Reynolds American, Inc.
65	7.25%, 06/01/2013	69
685	7.63%, 06/01/2016	822
100	7.75%, 06/01/2018	124
		12,839
	Chemical Manufacturing - 0.6%
	Agrium, Inc.
200	6.75%, 01/15/2019	245
	Braskem Finance Ltd.
100	7.00%, 05/07/2020 §	108
	Celanese US Holdings LLC
50	6.63%, 10/15/2018	54
	CF Industries Holdings, Inc.
195	6.88%, 05/01/2018	226
35	7.13%, 05/01/2020	42
	Cytec Industries, Inc.
50	6.00%, 10/01/2015	55
	Dow Chemical Co.
1,850	4.25%, 11/15/2020	1,975
100	5.90%, 02/15/2015	113
725	7.60%, 05/15/2014	823
	Ecolab, Inc.
1,285	3.00%, 12/08/2016	1,359
	Ferro Corp.
20	7.88%, 08/15/2018	20
	Hexion U.S. Finance Corp.
225	9.00%, 11/15/2020	215
	Methanex Corp.
20	8.75%, 08/15/2012	21
	Momentive Performance
250	9.00%, 01/15/2021	226
	Yara International ASA
160	5.25%, 12/15/2014 ■	172
150	7.88%, 06/11/2019 ■	188
		5,842
	Computer and Electronic Product Manufacturing - 1.1%
	CDW Escrow Corp.
142	8.50%, 04/01/2019	149

3

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
	Computer and Electronic Product Manufacturing - 1.1% - (continued)
	CDW LLC/CDW Finance
$390	8.00%, 12/15/2018	$419
2	11.00%, 10/12/2015	2
2	11.50%, 10/12/2015 Þ	2
	eAccess Ltd.
75	8.25%, 04/01/2018 ■	71
	Esterline Technologies Corp.
265	7.00%, 08/01/2020	290
	Freescale Semiconductor, Inc.
540	9.25%, 04/15/2018 ■	590
44	10.75%, 08/01/2020	48
	Hewlett-Packard Co.
1,700	2.65%, 06/01/2016	1,724
925	3.00%, 09/15/2016	953
365	3.75%, 12/01/2020	367
635	4.30%, 06/01/2021	663
1,475	4.65%, 12/09/2021	1,587
	Intel Corp.
1,000	3.30%, 10/01/2021	1,061
	Lockheed Martin Corp.
210	2.13%, 09/15/2016	211
	Seagate HDD Cayman
350	6.88%, 05/01/2020	374
51	7.00%, 11/01/2021 ■	55
	Seagate Technology Holdings
80	6.80%, 10/01/2016	87
	Siemens Finance
100	6.13%, 08/17/2026 ■	123
	Sorenson Communications
295	10.50%, 02/01/2015 ■	220
	Thermo Fisher Scientific, Inc.
875	2.25%, 08/15/2016	909
335	3.20%, 05/01/2015 - 03/01/2016	359
100	5.00%, 06/01/2015	112
		10,376
	Construction - 0.1%
	Aguila 3 S.A.
165	7.88%, 01/31/2018 ■	168
	Lennar Corp.
95	5.60%, 05/31/2015	98
	Pulte Homes, Inc.
295	5.20%, 02/15/2015	296
		562
	Fabricated Metal Product Manufacturing - 0.1%
	Ball Corp.
240	5.75%, 05/15/2021	258
255	6.63%, 03/15/2018	262
	Crown Americas, Inc.
55	6.25%, 02/01/2021	60
115	7.63%, 05/15/2017	126
	Masco Corp.
25	7.13%, 03/15/2020	26
		732
	Finance and Insurance - 17.0%
	Abbey National Treasury Service
200	3.88%, 11/10/2014 ■	196
	ABN Amro Bank N.V.
1,000	4.25%, 02/02/2017 ■	999
	Ace Capital Trust II
90	9.70%, 04/01/2030	119
	Ace INA Holdings, Inc.
475	2.60%, 11/23/2015	491
	Aegon N.V.
85	4.63%, 12/01/2015	89
	Allied World Assurance
23	7.50%, 08/01/2016	26
	Allstate Corp.
500	5.55%, 05/09/2035	554
	Ally Financial, Inc.
125	7.50%, 09/15/2020	134
590	8.00%, 03/15/2020	649
	American Express Centurion Bank
300	6.00%, 09/13/2017	348
	American Express Co.
700	5.88%, 05/02/2013	740
250	7.25%, 05/20/2014	281
1,550	8.13%, 05/20/2019	2,041
	American Express Credit Corp.
325	2.75%, 09/15/2015	334
1,750	2.80%, 09/19/2016	1,790
	American International Group, Inc.
360	3.65%, 01/15/2014	359
250	4.88%, 09/15/2016	254
100	5.05%, 10/01/2015	103
375	5.45%, 05/18/2017	384
300	6.40%, 12/15/2020	326
	Amerigas Finance LLC/Corp.
90	6.75%, 05/20/2020	90
	Ameriprise Financial, Inc.
370	5.65%, 11/15/2015	420
	AON Corp.
500	3.13%, 05/27/2016	513
275	5.00%, 09/30/2020	309
	Avalonbay Communities, Inc.
275	5.70%, 03/15/2017	310
	BAE Systems Holdings, Inc.
40	4.95%, 06/01/2014 ■	42
	Banco de Credito del Peru/Panama
30	5.38%, 09/16/2020 §	30
71	6.88%, 09/16/2026 ■	74
	Banco do Brasil
200	5.88%, 01/26/2022 ■	201
	Bancolombia S.A.
125	6.13%, 07/26/2020	128
	Bank of America Capital II
50	8.00%, 12/15/2026	49

4

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
	Finance and Insurance - 17.0% - (continued)
	Bank of America Corp.
$1,305	3.63%, 03/17/2016	$1,279
900	5.13%, 11/15/2014	928
1,000	5.42%, 03/15/2017	981
500	5.63%, 07/01/2020	507
980	5.65%, 05/01/2018	1,003
2,200	5.70%, 01/24/2022	2,279
540	5.75%, 12/01/2017	556
2,840	5.88%, 01/05/2021	2,917
1,465	6.00%, 09/01/2017 - 10/15/2036	1,449
200	6.50%, 09/15/2037	192
300	7.38%, 05/15/2014	324
	Bank of Montreal
1,615	2.50%, 01/11/2017	1,640
	Bank of New York Mellon Corp.
850	2.95%, 06/18/2015	893
	Barclays Bank plc
1,050	5.13%, 01/08/2020	1,121
910	5.14%, 10/14/2020	872
740	6.05%, 12/04/2017 ■	746
	BB&T Corp.
200	4.90%, 06/30/2017	220
	Bear Stearns & Co., Inc.
1,750	5.30%, 10/30/2015	1,927
	BM & F Bovespa
195	5.50%, 07/16/2020 §	207
	Boston Properties L.P.
435	3.70%, 11/15/2018	458
	BP Capital Markets plc
425	1.70%, 12/05/2014	434
1,675	2.25%, 11/01/2016	1,714
375	3.13%, 10/01/2015	398
100	3.88%, 03/10/2015	108
275	5.25%, 11/07/2013	296
	Branch Banking & Trust
250	5.63%, 09/15/2016	287
	Brandywine Operating Partnership
1,100	4.95%, 04/15/2018	1,103
215	5.70%, 05/01/2017	225
21	5.75%, 04/01/2012	21
150	7.50%, 05/15/2015	164
	Capital One Bank
850	8.80%, 07/15/2019	1,028
	Capital One Financial Corp.
500	3.15%, 07/15/2016	512
500	4.75%, 07/15/2021	526
75	6.15%, 09/01/2016	80
125	6.75%, 09/15/2017	144
325	7.38%, 05/23/2014	361
	Caterpillar Financial Services Corp.
2,100	2.05%, 08/01/2016	2,179
	Cigna Corp.
950	4.00%, 02/15/2022	977
800	5.38%, 02/15/2042	850
	CIT Group, Inc.
70	6.63%, 04/01/2018 ■	75
1	7.00%, 05/01/2016 - 05/01/2017	1
1,207	7.00%, 05/04/2015 - 05/02/2017 ■	1,211
	Citigroup, Inc.
265	4.50%, 01/14/2022	264
445	4.59%, 12/15/2015	467
90	4.75%, 05/19/2015	95
625	5.00%, 09/15/2014	643
1,250	5.50%, 08/27/2012 - 04/11/2013	1,290
160	5.88%, 01/30/2042	166
85	6.00%, 10/31/2033	80
6,455	6.13%, 11/21/2017 - 08/25/2036	6,921
250	6.63%, 06/15/2032	256
1,115	6.88%, 03/05/2038	1,310
75	8.50%, 05/22/2019	91
	CNH Capital LLC
270	6.25%, 11/01/2016 ■	289
	Comerica, Inc.
250	5.75%, 11/21/2016	279
	Community Choice Financial
235	10.75%, 05/01/2019 ■	229
	CPM Holdings, Inc.
120	10.63%, 09/01/2014	129
	Credit Acceptance Corp.
245	9.13%, 02/01/2017	258
	Credit Suisse
890	5.40%, 01/14/2020	900
	Credit Suisse New York
1,250	4.38%, 08/05/2020	1,273
700	5.00%, 05/15/2013	727
1,365	6.00%, 02/15/2018	1,431
	Discover Financial Services, Inc.
10	6.45%, 06/12/2017	11
	Dolphin Subsidiary II, Inc.
460	7.25%, 10/15/2021 ■	512
	Duke Realty L.P.
170	6.75%, 03/15/2020	198
260	7.38%, 02/15/2015	292
	Equity One, Inc.
65	6.00%, 09/15/2017	68
	ERP Operating L.P.
300	5.13%, 03/15/2016	328
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	74
50	6.60%, 05/15/2037 Δ	46
	Farmers Exchange Capital
200	7.05%, 07/15/2028 ■	219
	Federal Realty Investment Trust
55	5.95%, 08/15/2014	59
	Felcor Escrow Holdings
340	6.75%, 06/01/2019	331
	Fibria Overseas Finance Ltd.
220	7.50%, 05/04/2020 ■	227
	Fifth Third Bancorp
356	3.63%, 01/25/2016	371
425	5.45%, 01/15/2017	458

5

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
	Finance and Insurance - 17.0% - (continued)
	Ford Motor Credit Co.
$775	4.25%, 02/03/2017	$775
240	5.00%, 05/15/2018	248
205	6.63%, 08/15/2017	229
70	7.00%, 10/01/2013	75
400	8.00%, 12/15/2016	474
200	8.13%, 01/15/2020	245
	General Electric Capital Corp.
600	2.95%, 05/09/2016	627
725	3.50%, 06/29/2015	770
1,000	3.75%, 11/14/2014	1,063
600	4.65%, 10/17/2021	634
590	5.30%, 02/11/2021	642
55	5.50%, 01/08/2020	62
3,600	5.63%, 09/15/2017 - 05/01/2018	4,122
1,995	5.88%, 01/14/2038	2,183
90	6.15%, 08/07/2037	102
705	6.75%, 03/15/2032	844
	Goldman Sachs Group, Inc.
1,915	3.63%, 02/07/2016	1,908
930	3.70%, 08/01/2015	946
1,820	5.25%, 07/27/2021	1,818
1,500	5.38%, 03/15/2020	1,522
915	5.75%, 01/24/2022	948
75	5.95%, 01/15/2027	75
745	6.25%, 09/01/2017 - 02/01/2041	805
200	6.35%, 02/15/2034	186
720	6.45%, 05/01/2036	698
505	7.50%, 02/15/2019	573
	Guardian Life Insurance Co.
250	7.38%, 09/30/2039 ■	322
	HCP, Inc.
640	3.75%, 02/01/2016 - 02/01/2019	646
1,000	6.70%, 01/30/2018	1,165
	Health Care Properties
20	5.65%, 12/15/2013	21
330	6.00%, 01/30/2017	368
	Health Care REIT, Inc.
266	5.25%, 01/15/2022	281
	Host Hotels & Resorts L.P.
190	6.00%, 11/01/2020	203
	Host Marriott L.P.
90	6.38%, 03/15/2015	91
70	6.75%, 06/01/2016	73
	HSBC Bank USA
250	6.00%, 08/09/2017	267
	HSBC Holdings plc
330	3.50%, 06/28/2015 ■	342
1,665	5.10%, 04/05/2021	1,809
2,100	6.80%, 06/01/2038	2,357
	HSBC USA, Inc.
175	5.00%, 09/27/2020	176
	Itau Unibanco Holding S.A.
100	5.75%, 01/22/2021 ■	102
	John Deere Capital Corp.
1,836	3.15%, 10/15/2021	1,928
395	3.90%, 07/12/2021	439
	JP Morgan Chase & Co.
600	4.25%, 10/15/2020	611
3,300	4.35%, 08/15/2021	3,366
500	4.40%, 07/22/2020	517
1,120	4.63%, 05/10/2021	1,160
1,070	5.13%, 09/15/2014	1,142
1,080	5.40%, 01/06/2042	1,111
1,475	6.00%, 01/15/2018	1,672
1,325	6.30%, 04/23/2019	1,531
	JP Morgan Chase Capital XXV
50	6.80%, 10/01/2037	50
	JP Morgan Chase Capital XXVII
600	7.00%, 11/01/2039	608
	JP Morgan Chase XVII
50	5.85%, 08/01/2035	51
	Key Bank NA
250	5.45%, 03/03/2016	275
	Kimco Realty Corp.
450	4.30%, 02/01/2018	462
20	5.58%, 11/23/2015	21
	Lazard Group
80	6.85%, 06/15/2017	86
	LBG Capital No. 1 plc
404	7.88%, 11/01/2020 ۞■	335
	Liberty Mutual Group, Inc.
60	5.75%, 03/15/2014 ■	63
	Liberty Property L.P.
115	4.75%, 10/01/2020	118
350	5.50%, 12/15/2016	386
	Lincoln National Corp.
35	6.15%, 04/07/2036	37
100	7.00%, 06/15/2040	116
	Lloyds Banking Group plc
600	4.88%, 01/21/2016	613
	Majapahit Holding B.V.
235	7.75%, 10/17/2016 - 01/20/2020 §	273
	Marsh & McLennan Cos., Inc.
565	4.80%, 07/15/2021	633
295	4.85%, 02/15/2013	304
36	5.75%, 09/15/2015	40
	Massachusetts Mutual Life Insurance Co.
425	8.88%, 06/01/2039 ■	626
	Massmutual Global Funding
630	3.13%, 04/14/2016 ■	661
	MBNA Capital
235	8.28%, 12/01/2026	233
	Merrill Lynch & Co., Inc.
200	5.70%, 05/02/2017	198
100	6.05%, 05/16/2016	101
100	6.22%, 09/15/2026	95
320	6.40%, 08/28/2017	338
425	7.75%, 05/14/2038	447
	MetLife Global Funding I
500	2.50%, 01/11/2013 - 09/29/2015 ■	509
	MetLife Institutional Funding II LLC
500	3.13%, 01/11/2016 ■	515

6

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
	Finance and Insurance - 17.0% - (continued)
	MetLife, Inc.
$275	6.38%, 06/15/2034	$334
50	7.72%, 02/15/2019	63
	Morgan Stanley
1,770	3.80%, 04/29/2016	1,720
225	4.00%, 07/24/2015	224
190	4.75%, 04/01/2014	193
800	5.45%, 01/09/2017	819
675	5.50%, 07/28/2021	667
1,240	5.63%, 09/23/2019	1,234
816	5.75%, 01/25/2021	815
650	6.00%, 04/28/2015	685
1,135	6.63%, 04/01/2018	1,196
	National City Bank
250	4.63%, 05/01/2013	260
	National City Corp.
40	4.90%, 01/15/2015	44
585	6.88%, 05/15/2019	663
	National Money Mart Co.
115	10.38%, 12/15/2016	126
	National Rural Utilities Cooperative Finance Corp.
235	1.90%, 11/01/2015	239
	Nationwide Mutual Insurance Co.
225	9.38%, 08/15/2039 ■	277
	NB Capital Trust IV
230	8.25%, 04/15/2027	227
	New York Life Global Funding
800	2.45%, 07/14/2016 ■	826
200	3.00%, 05/04/2015 ■	211
	Nordea Bank AB
105	3.70%, 11/13/2014 ■	107
760	4.88%, 05/13/2021 ■	717
	Offshore Group Investments Ltd.
171	11.50%, 08/01/2015	189
	Pacific Life Insurance Co.
100	9.25%, 06/15/2039 ■	133
	PNC Funding Corp.
850	3.63%, 02/08/2015	906
1,300	5.25%, 11/15/2015	1,414
190	5.63%, 02/01/2017	211
	Pricoa Global Funding I
400	5.45%, 06/11/2014 ■	432
	Principal Financial Group, Inc.
65	7.88%, 05/15/2014	72
40	8.88%, 05/15/2019	51
	Provident Funding Associates L.P.
430	10.25%, 04/15/2017 ■	412
	Prudential Financial, Inc.
170	6.10%, 06/15/2017	191
265	6.20%, 01/15/2015	293
	Realty Income Corp.
185	6.75%, 08/15/2019	216
	Reinsurance Group of America, Inc.
60	5.63%, 03/15/2017	66
	Royal Bank of Scotland plc
210	3.95%, 09/21/2015	209
400	4.88%, 08/25/2014 ■	404
475	4.88%, 03/16/2015	481
100	5.63%, 08/24/2020	103
350	6.13%, 01/11/2021	376
	SB Capital (Sberbank)
635	5.72%, 06/16/2021 §	627
	Simon Property Group L.P.
100	4.20%, 02/01/2015	107
120	4.38%, 03/01/2021	131
100	5.75%, 12/01/2015	113
200	6.13%, 05/30/2018	240
	SLM Corp.
50	5.00%, 04/15/2015	50
200	5.63%, 08/01/2033	162
415	6.25%, 01/25/2016	424
590	7.25%, 01/25/2022	596
181	8.00%, 03/25/2020	193
170	8.45%, 06/15/2018	184
	Speedy Cash, Inc.
116	10.75%, 05/15/2018 ■	118
	Standard Bank plc
100	8.13%, 12/02/2019	105
	Starwood Hotels & Resort
60	7.15%, 12/01/2019	69
	State Street Capital Trust IV
100	1.55%, 06/15/2037 Δ	68
	SunTrust Banks, Inc.
991	3.50%, 01/20/2017	1,015
410	3.60%, 04/15/2016	424
	Svenska Handelsbanken Ab
100	4.88%, 06/10/2014 ■	105
	Symetra Financial Corp.
10	6.13%, 04/01/2016 ■	10
	Teachers Insurance & Annuity Association
272	6.85%, 12/16/2039 ■	358
	Titlemax
165	13.25%, 07/15/2015	179
	TMX Finance LLC
65	13.25%, 07/15/2015	71
	UBS AG London
1,200	1.88%, 01/23/2015 ■	1,196
	UBS AG Stamford CT
925	2.25%, 01/28/2014	920
1,000	3.88%, 01/15/2015	1,029
	UDR, Inc.
125	4.25%, 06/01/2018	131
840	4.63%, 01/10/2022	878
	United Dominion Realty Trust, Inc.
55	6.05%, 06/01/2013	57
	UnitedHealth Group, Inc.
50	5.80%, 03/15/2036	61
530	6.00%, 02/15/2018	645
100	6.63%, 11/15/2037	133
1,981	6.88%, 02/15/2038	2,710

7

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
	Finance and Insurance - 17.0% - (continued)
	Ventas Realty L.P.
$200	3.13%, 11/30/2015	$201
316	4.75%, 06/01/2021	326
	Vnesheconombank
435	6.80%, 11/22/2025 §	440
105	6.90%, 07/09/2020 §	111
	W.R. Berkley Corp.
25	5.88%, 02/15/2013	26
	Wachovia Bank NA
1,275	6.60%, 01/15/2038	1,515
	Wachovia Capital Trust III
325	5.57%, 03/26/2012 ♠Δ	287
	Wachovia Corp.
755	4.88%, 02/15/2014	792
300	5.50%, 08/01/2035	300
670	5.63%, 10/15/2016	748
50	5.75%, 06/15/2017	58
	Wellpoint, Inc.
1,000	5.85%, 01/15/2036	1,205
525	6.00%, 02/15/2014	571
60	7.00%, 02/15/2019	74
	Wells Fargo & Co.
100	3.63%, 04/15/2015	106
1,375	3.68%, 06/15/2016	1,465
750	5.63%, 12/11/2017	863
500	5.75%, 05/16/2016	557
	Wells Fargo Bank NA
1,000	4.75%, 02/09/2015	1,068
	XL Capital Ltd.
50	5.25%, 09/15/2014	53
	Xstrata Finance Canada Corp.
800	3.60%, 01/15/2017 ■	827
		160,844
	Food Manufacturing - 0.7%
	Archer Daniels Midland Co.
750	4.48%, 03/01/2021	864
	Cargill, Inc.
517	4.31%, 05/14/2021 ■	565
300	6.00%, 11/27/2017 ■	355
	Grupo Bimbo S.A.B.
145	4.50%, 01/25/2022 ■	148
	Kellogg Co.
550	7.45%, 04/01/2031	743
	Kraft Foods, Inc.
750	2.63%, 05/08/2013	765
810	5.38%, 02/10/2020	946
800	6.50%, 08/11/2017 - 02/09/2040	1,003
1,075	6.75%, 02/19/2014	1,196
		6,585
	Food Services - 0.2%
	ARAMARK Corp.
105	8.50%, 02/01/2015	108
	ARAMARK Holdings Corp.
120	8.63%, 05/01/2016 ■Þ	123
	McDonald's Corp.
600	2.63%, 01/15/2022	610
600	5.30%, 03/15/2017	716
400	6.30%, 10/15/2037	564
		2,121
	Furniture and Related Product Manufacturing - 0.0%
	Masco Corp.
155	6.13%, 10/03/2016	164
25	6.50%, 08/15/2032	23
		187
	Health Care and Social Assistance - 2.4%
	Alere, Inc.
210	7.88%, 02/01/2016	218
	American Renal Holdings
270	8.38%, 05/15/2018	292
	Amgen, Inc.
700	4.10%, 06/15/2021	741
635	4.50%, 03/15/2020	693
390	5.15%, 11/15/2041	414
500	5.85%, 06/01/2017	588
425	6.40%, 02/01/2039	512
225	6.90%, 06/01/2038	289
	Amylin Pharmaceuticals, Inc.
160	3.00%, 06/15/2014 ۞	152
	AstraZeneca plc
200	5.90%, 09/15/2017	244
1,000	6.45%, 09/15/2037	1,378
	Biomet, Inc.
160	10.00%, 10/15/2017	173
10	10.38%, 10/15/2017 Þ	11
	Bioscrip, Inc.
170	10.25%, 10/01/2015	175
	Cardinal Health, Inc.
250	4.00%, 06/15/2015	269
	Community Health Systems, Inc.
245	8.88%, 07/15/2015	255
	CVS Caremark Corp.
1,115	3.25%, 05/18/2015	1,183
1,245	5.75%, 06/01/2017 - 05/15/2041	1,473
325	6.13%, 09/15/2039	403
150	6.25%, 06/01/2027	185
36	6.94%, 01/10/2030	41
	CVS Lease Pass-Through Trust
17	6.04%, 12/10/2028	18
	Express Scripts, Inc.
195	3.13%, 05/15/2016	202
250	6.25%, 06/15/2014	274
	Fresenius Medical Care
115	5.63%, 07/31/2019 ■	118
96	5.88%, 01/31/2022 ■	98
30	6.50%, 09/15/2018 ■	32
	Gilead Sciences, Inc.
2,165	3.05%, 12/01/2016	2,269
	HCA, Inc.
645	6.38%, 01/15/2015	677
505	6.50%, 02/15/2016 - 02/15/2020	535
115	7.25%, 09/15/2020	124

8

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
	Health Care and Social Assistance - 2.4% - (continued)
	Health Management Associates, Inc.
$85	7.38%, 01/15/2020 ■	$88
	HealthSouth Corp.
350	7.25%, 10/01/2018	361
	IMS Health, Inc.
145	12.50%, 03/01/2018 ■	170
	Life Technologies Corp.
305	4.40%, 03/01/2015	320
	Medco Health Solutions, Inc.
525	2.75%, 09/15/2015	534
	Memorial Sloan-Kettering Cancer Center
695	5.00%, 07/01/2042	746
	Pfizer, Inc.
1,000	6.20%, 03/15/2019	1,258
1,450	7.20%, 03/15/2039	2,172
	Radiation Therapy Services, Inc.
130	9.88%, 04/15/2017	91
	Rite Aid Corp.
75	8.00%, 08/15/2020	83
60	9.75%, 06/12/2016	66
125	10.38%, 07/15/2016	133
	Roche Holdings, Inc.
250	6.00%, 03/01/2019 ■	308
	Sanofi-Aventis S.A.
1,275	1.63%, 03/28/2014	1,303
	St. Jude Medical, Inc.
225	2.50%, 01/15/2016	233
	Tenet Healthcare Corp.
315	6.25%, 11/01/2018 ■	330
200	8.88%, 07/01/2019	226
130	10.00%, 05/01/2018	150
	Valeant Pharmaceuticals International
315	6.75%, 08/15/2021 ■	317
		22,925
	Information - 3.7%
	America Movil S.A. de C.V.
620	2.38%, 09/08/2016	628
160	5.00%, 03/30/2020	180
	AT&T, Inc.
2,200	2.50%, 08/15/2015	2,299
205	3.88%, 08/15/2021	220
475	4.45%, 05/15/2021	531
1,170	5.35%, 09/01/2040	1,307
1,250	5.50%, 02/01/2018	1,482
90	6.15%, 09/15/2034	106
1,000	6.30%, 01/15/2038	1,220
460	6.50%, 09/01/2037	567
	Beagle Acquisition Corp.
221	11.00%, 12/31/2019 ■	239
	BellSouth Telecommunications
300	7.00%, 12/01/2095	374
	CCO Holdings LLC
500	6.63%, 01/31/2022	520
	Cellco Partnership - Verizon Wireless Capital
800	5.55%, 02/01/2014	874
325	8.50%, 11/15/2018	453
	CenturyLink, Inc.
850	6.45%, 06/15/2021	895
	CenturyTel, Inc.
205	6.00%, 04/01/2017	216
	Charter Communications Holdings II LLC
17	13.50%, 11/30/2016	19
	Comcast Corp.
500	5.70%, 07/01/2019	591
	Cricket Communications, Inc.
620	7.75%, 05/15/2016 - 10/15/2020	646
	CSC Holdings LLC
130	6.75%, 11/15/2021 ■	140
	CSC Holdings, Inc.
355	7.63%, 07/15/2018	394
	Deutsche Telekom International Finance B.V.
425	4.88%, 07/08/2014	454
370	8.75%, 06/15/2030	535
	DISH DBS Corp.
430	6.75%, 06/01/2021	469
235	7.88%, 09/01/2019	271
	EH Holding Corp.
236	6.50%, 06/15/2019 ■	246
	Frontier Communications Corp.
465	7.88%, 04/15/2015	480
10	8.25%, 05/01/2014	11
	GCI, Inc.
95	6.75%, 06/01/2021	95
	Google, Inc.
625	2.13%, 05/19/2016	654
	Intelsat Bermuda Ltd.
60	11.50%, 02/04/2017 ■Þ	60
277	11.50%, 02/04/2017 Þ	278
	Intelsat Jackson Holdings Ltd.
430	7.25%, 04/01/2019 ■	449
235	7.50%, 04/01/2021 ■	247
10	8.50%, 11/01/2019	11
60	9.50%, 06/15/2016	63
	Leap Wireless International, Inc.
140	4.50%, 07/15/2014 ۞	127
	Mediacom Broadband LLC
315	8.50%, 10/15/2015	325
	Mediacom LLC
195	9.13%, 08/15/2019	212
	MetroPCS Wireless, Inc.
190	6.63%, 11/15/2020	189
315	7.88%, 09/01/2018	332
	Oracle Corp.
1,000	5.38%, 07/15/2040	1,215
1,300	5.75%, 04/15/2018	1,597
	Qwest Communications International, Inc.
100	7.13%, 04/01/2018	107
	Qwest Corp.
25	7.63%, 06/15/2015	28
	SBA Telecommunications
165	8.00%, 08/15/2016	179
	SBA Tower Trust
205	4.25%, 04/15/2015 ■	212
	Sprint Nextel Corp.
465	9.00%, 11/15/2018 ■	501

9

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
	Information - 3.7% - (continued)
	Syniverse Holdings, Inc.
$190	9.13%, 01/15/2019	$205
	Telecom Italia Capital
450	7.20%, 07/18/2036	407
300	7.72%, 06/04/2038	281
	Telefonica Emisiones SAU
525	2.58%, 04/26/2013	519
300	3.99%, 02/16/2016	300
	Telefonica Europe B.V.
440	8.25%, 09/15/2030	504
	Telefonos De Mexico SAB
100	5.50%, 11/15/2019	113
	Telemar Norte Leste S.A.
100	5.50%, 10/23/2020 §	100
	UPCB Finance VI Ltd.
320	6.88%, 01/15/2022 ■☼	320
	Verizon Communications, Inc.
1,000	1.95%, 03/28/2014	1,025
400	4.60%, 04/01/2021	454
800	4.90%, 09/15/2015	899
1,125	6.10%, 04/15/2018	1,377
1,150	6.35%, 04/01/2019	1,430
970	6.40%, 02/15/2038	1,227
500	7.35%, 04/01/2039	701
280	8.75%, 11/01/2018	388
	Verizon Global Funding Corp.
310	7.75%, 12/01/2030	435
	West Corp.
170	8.63%, 10/01/2018	178
	Windstream Corp.
280	7.50%, 06/01/2022 ■	294
85	7.75%, 10/15/2020	92
165	8.13%, 09/01/2018	180
		34,677
	Machinery Manufacturing - 0.3%
	Case New Holland, Inc.
290	7.88%, 12/01/2017	334
	Danaher Corp.
410	2.30%, 06/23/2016	428
	Perusahaan Listrik Negara
200	5.50%, 11/22/2021 ■	209
	Xerox Corp.
275	4.25%, 02/15/2015	291
100	6.35%, 05/15/2018	115
190	6.40%, 03/15/2016	215
1,100	8.25%, 05/15/2014	1,238
		2,830
	Mining - 0.6%
	Anglo American Capital plc
200	2.15%, 09/27/2013 ■	200
	Codelco, Inc.
100	3.75%, 11/04/2020 ■	104
	Consol Energy, Inc.
25	8.25%, 04/01/2020	27
	Falconbridge Ltd.
75	5.38%, 06/01/2015	82
75	6.00%, 10/15/2015	83
	FMG Resources Pty Ltd.
320	7.00%, 11/01/2015 ■	331
350	8.25%, 11/01/2019 ■	375
	Inco Ltd.
30	7.20%, 09/15/2032	35
45	7.75%, 05/15/2012	46
	Peabody Energy Corp.
425	6.00%, 11/15/2018 ■	438
280	7.38%, 11/01/2016	311
	Rio Tinto Finance USA Ltd.
221	1.88%, 11/02/2015	225
920	2.25%, 09/20/2016	952
100	3.50%, 11/02/2020	105
225	4.13%, 05/20/2021	246
380	8.95%, 05/01/2014	446
	Teck Resources Ltd.
700	10.75%, 05/15/2019	856
	Vale Overseas Ltd.
500	6.88%, 11/21/2036	588
		5,450
	Miscellaneous Manufacturing - 0.6%
	BE Aerospace, Inc.
305	6.88%, 10/01/2020	335
	Boeing Co.
505	2.90%, 08/15/2018	534
	Bombardier, Inc.
20	7.50%, 03/15/2018 ■	22
	Goodrich Corp.
35	6.29%, 07/01/2016	41
	Hutchison Whampoa International Ltd.
965	3.50%, 01/13/2017 ■	982
900	5.75%, 09/11/2019 ■	1,002
	L-3 Communications Corp.
430	3.95%, 11/15/2016	445
	Owens-Brockway
155	7.38%, 05/15/2016	174
	Reynolds Group Escrow
205	8.75%, 10/15/2016 ■	218
	Reynolds Group Issuer, Inc.
270	6.88%, 02/15/2021 ■	282
	Textron, Inc.
300	6.20%, 03/15/2015	322
	Transdigm, Inc.
475	7.75%, 12/15/2018	520
	United Technologies Corp.
450	6.13%, 07/15/2038	582
		5,459
	Motor Vehicle and Parts Manufacturing - 0.4%
	Arvinmeritor, Inc.
25	10.63%, 03/15/2018	25
	ArvinMeritor, Inc.
270	8.13%, 09/15/2015	260
	Chrysler Group
335	8.25%, 06/15/2021 ■	320
	Daimler Finance NA LLC
600	2.63%, 09/15/2016 ■	603

10

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
		Motor Vehicle and Parts Manufacturing - 0.4% - (continued)
		DaimlerChrysler NA Holdings Corp.
	$370	6.50%, 11/15/2013	$402
	100	8.50%, 01/18/2031	142
		Ford Motor Credit Co.
	780	7.45%, 07/16/2031	961
		Fuel Trust
	675	4.21%, 04/15/2016 ■	693
		Tenneco, Inc.
	240	7.75%, 08/15/2018	259
		TRW Automotive, Inc.
	20	7.00%, 03/15/2014 ■	22
	435	7.25%, 03/15/2017 ■	475
			4,162
		Nonmetallic Mineral Product Manufacturing - 0.0%
		Rearden G Holdings EINS GmbH
	100	7.88%, 03/30/2020 §	102

		Other Services - 0.1%
		Service Corp. International
	120	6.75%, 04/01/2016	132
	350	7.63%, 10/01/2018	402
			534
		Paper Manufacturing - 0.1%
		Clearwater Paper Corp.
	20	7.13%, 11/01/2018	21
		Georgia-Pacific LLC
	30	5.40%, 11/01/2020 ■	34
		Kimberly-Clark Corp.
	1,000	6.13%, 08/01/2017	1,233
		Neenah Paper, Inc.
	184	7.38%, 11/15/2014	186
			1,474
		Petroleum and Coal Products Manufacturing - 2.9%
		Alpha Natural Resources, Inc.
	56	6.00%, 06/01/2019	55
	40	6.25%, 06/01/2021	40
		Amerada Hess Corp.
	45	7.88%, 10/01/2029	62
		Anadarko Petroleum Corp.
	170	5.75%, 06/15/2014	183
	1,100	5.95%, 09/15/2016	1,263
	1,300	6.45%, 09/15/2036	1,553
	150	6.95%, 06/15/2019	182
	125	7.95%, 06/15/2039	170
		Antero Resources Finance
	190	7.25%, 08/01/2019 ■	198
	125	9.38%, 12/01/2017	137
		Berry Petroleum Co.
	15	10.25%, 06/01/2014	17
		BG Energy Capital plc
	800	4.00%, 10/15/2021 ■	858
		Canadian Natural Resources Ltd.
	1,430	1.45%, 11/14/2014	1,455
	600	5.70%, 05/15/2017	718
		Chesapeake Energy Corp.
	275	2.50%, 05/15/2037 ۞	240
	160	6.63%, 08/15/2020	161
	255	6.88%, 11/15/2020	261
		CNPC HK Overseas Capital Ltd.
	315	4.50%, 04/28/2021 ■	334
		ConocoPhillips
	1,775	6.50%, 02/01/2039	2,489
	250	7.00%, 03/30/2029	327
		Devon Energy Corp.
	260	7.95%, 04/15/2032	375
		Devon Financing Corp.
	350	7.88%, 09/30/2031	504
		EnCana Corp.
	725	5.15%, 11/15/2041	706
		Ensco plc
	450	4.70%, 03/15/2021	482
		Ferrellgas Partners L.P.
	40	6.50%, 05/01/2021	35
		Harvest Operations Corp.
	520	6.88%, 10/01/2017 ■	549
		Hess Corp.
	150	5.60%, 02/15/2041	173
	500	6.00%, 01/15/2040	604
	185	7.00%, 02/15/2014	205
		IPIC GMTN Ltd.
EUR	200	5.88%, 03/14/2021 §	259
		KazMunayGas National Co.
	100	11.75%, 01/23/2015 §	121
		Newfield Exploration Co.
	160	5.75%, 01/30/2022	170
	150	7.13%, 05/15/2018	158
		Nexen, Inc.
	400	6.40%, 05/15/2037	451
	650	7.50%, 07/30/2039	825
		Occidental Petroleum Corp.
	485	3.13%, 02/15/2022	509
		Panhandle Eastern Pipeline
	75	6.20%, 11/01/2017	86
		Pemex Project Funding Master Trust
	360	6.63%, 06/15/2035 - 06/15/2038	404
		Petrobras International Finance Co.
	250	5.38%, 01/27/2021	262
	80	5.75%, 01/20/2020	86
	520	7.88%, 03/15/2019	624
		Petroleos de Venezuela S.A.
	315	5.25%, 04/12/2017	218
	140	8.50%, 11/02/2017 ■	111
	209	8.50%, 11/02/2017 §	166
	180	12.75%, 02/17/2022 §	157
		Petroleos Mexicanos
	750	4.88%, 01/24/2022 ■	774
	105	6.50%, 06/02/2041	116
	60	6.50%, 06/02/2041 ■	66
		Petroleum Development Corp.
	20	12.00%, 02/15/2018	22

11

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
	Petroleum and Coal Products Manufacturing - 2.9% - (continued)
	Pioneer Natural Resources Co.
$95	5.88%, 07/15/2016	$104
260	6.65%, 03/15/2017	295
145	6.88%, 05/01/2018	167
	Plains Exploration & Production Co.
30	6.63%, 05/01/2021	32
86	6.75%, 02/01/2022	94
	PT Pertamina
200	6.50%, 05/27/2041 §	216
	PTTEP Canada International Finance Ltd.
231	5.69%, 04/05/2021 ■	246
	Range Resources Corp.
430	5.75%, 06/01/2021	467
15	6.75%, 08/01/2020	16
	Rosetta Resources, Inc.
95	9.50%, 04/15/2018	103
	Sempra Energy
25	6.50%, 06/01/2016	29
70	8.90%, 11/15/2013	79
	Shell International Finance B.V.
1,100	6.38%, 12/15/2038	1,535
	Tosco Corp.
500	8.13%, 02/15/2030	729
	Transocean, Inc.
215	4.95%, 11/15/2015	228
46	5.05%, 12/15/2016	49
400	5.25%, 03/15/2013	409
300	6.00%, 03/15/2018	324
141	6.38%, 12/15/2021	160
200	6.50%, 11/15/2020	222
	Valero Energy Corp.
410	4.50%, 02/01/2015	441
310	6.13%, 02/01/2020	354
195	6.63%, 06/15/2037	213
	Williams Partners L.P.
385	3.80%, 02/15/2015	407
90	4.13%, 11/15/2020	92
125	5.25%, 03/15/2020	138
200	6.30%, 04/15/2040	239
		27,309
	Pipeline Transportation - 0.7%
	DCP Midstream LLC
600	4.75%, 09/30/2021 ■	633
250	6.75%, 09/15/2037 ■	294
	El Paso Corp.
370	6.50%, 09/15/2020	404
450	7.00%, 06/15/2017	498
50	7.75%, 01/15/2032	59
	El Paso Natural Gas Co.
70	5.95%, 04/15/2017	78
50	7.25%, 06/01/2018	56
	Energy Transfer Equity L.P.
300	7.50%, 10/15/2020	332
	Enterprise Products Operating LLC
1,015	5.65%, 04/01/2013	1,070
500	6.50%, 01/31/2019	591
	Kinder Morgan Energy Partners L.P.
150	5.00%, 12/15/2013	159
125	6.38%, 03/01/2041	142
150	6.55%, 09/15/2040	170
90	6.95%, 01/15/2038	104
350	7.30%, 08/15/2033	412
50	7.75%, 03/15/2032	61
100	9.00%, 02/01/2019	127
	Kinder Morgan Finance Co.
110	5.70%, 01/05/2016	114
125	6.00%, 01/15/2018 ■	129
	Markwest Energy
135	6.25%, 06/15/2022	143
	NGPL Pipeco LLC
230	6.51%, 12/15/2012 ■	222
	Plains All American Pipeline L.P.
100	3.95%, 09/15/2015	107
125	5.75%, 01/15/2020	143
	TransCanada Pipelines Ltd.
45	7.63%, 01/15/2039	66
	Transnet Ltd.
200	4.50%, 02/10/2016 §	206
		6,320
	Plastics and Rubber Products Manufacturing - 0.0%
	Rock Tenn Co.
15	9.25%, 03/15/2016	16

	Primary Metal Manufacturing - 0.3%
	Alcan, Inc.
50	6.13%, 12/15/2033	62
	Alcoa, Inc.
385	6.75%, 07/15/2018	445
	ArcelorMittal
700	3.75%, 08/05/2015	708
200	5.38%, 06/01/2013	207
705	5.50%, 03/01/2021	689
150	6.13%, 06/01/2018	157
125	9.00%, 02/15/2015	143
25	9.85%, 06/01/2019	29
	Novelis, Inc.
125	8.38%, 12/15/2017	137
		2,577
	Printing and Related Support Activities - 0.0%
	Cenveo Corp.
90	7.88%, 12/01/2013	74
	Quebecor Media, Inc.
440	7.75%, 03/15/2016	453
		527
	Professional, Scientific and Technical Services - 0.4%
	Checkout Holdings Corp.
210	0.62%, 11/15/2015 ■○	110
	Electronic Data Systems Corp.
40	7.45%, 10/15/2029	49
	IBM Corp.
1,560	1.95%, 07/22/2016	1,613
750	7.63%, 10/15/2018	1,024
	Lamar Media Corp.
95	5.88%, 02/01/2022 ■☼	95

12

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
	Professional, Scientific and Technical Services - 0.4% - (continued)
	SunGard Data Systems, Inc.
$315	7.38%, 11/15/2018	$332
45	7.63%, 11/15/2020	48
162	10.25%, 08/15/2015	168
	WPP Finance 2010
170	4.75%, 11/21/2021 ■	175
		3,614
	Public Administration - 0.3%
	Waste Management, Inc.
1,800	2.60%, 09/01/2016	1,842
325	6.13%, 11/30/2039	409
250	6.38%, 03/11/2015	285
		2,536
	Rail Transportation - 0.1%
	Burlington Northern Santa Fe Corp.
150	5.75%, 05/01/2040	184
	CSX Corp.
185	4.25%, 06/01/2021	202
	Russian Railways
520	5.74%, 04/03/2017 §	539
		925
	Real Estate, Rental and Leasing - 0.7%
	AMB Property L.P.
460	4.00%, 01/15/2018	454
175	4.50%, 08/15/2017	178
250	6.13%, 12/01/2016	275
	COX Communications, Inc.
800	5.45%, 12/15/2014	890
220	6.45%, 12/01/2036 ■	250
215	7.13%, 10/01/2012	224
	Duke Realty L.P.
15	5.95%, 02/15/2017	17
	ERAC USA Finance Co.
65	2.25%, 01/10/2014 ■	65
175	2.75%, 07/01/2013 ■	178
50	5.80%, 10/15/2012 ■	52
300	6.38%, 10/15/2017 ■	348
125	7.00%, 10/15/2037 ■	149
	International Lease Finance Corp.
715	5.65%, 06/01/2014	710
425	5.75%, 05/15/2016	419
205	6.25%, 05/15/2019	201
165	6.75%, 09/01/2016 ■	178
465	7.13%, 09/01/2018 ■	509
	Prologis, Inc.
95	6.25%, 03/15/2017	105
400	6.63%, 05/15/2018	450
	Realogy Corp.
173	7.63%, 01/15/2020 ■☼	173
	Regency Centers L.P.
190	4.80%, 04/15/2021	199
30	5.25%, 08/01/2015	32
15	5.88%, 06/15/2017	17
	United Rentals North America, Inc.
100	8.38%, 09/15/2020	102
95	10.88%, 06/15/2016	109
	Westfield Group ADR
10	5.40%, 10/01/2012 ■	10
		6,294
	Retail Trade - 1.5%
	Affinia Group, Inc.
45	10.75%, 08/15/2016 ■	50
	AmeriGas Finance
155	7.00%, 05/20/2022	155
	AutoZone, Inc.
500	4.00%, 11/15/2020	527
700	7.13%, 08/01/2018	857
	Building Materials Corp.
200	6.75%, 05/01/2021 ■	215
	Catalina Marketing Corp.
90	10.50%, 10/01/2015 ■Þ	89
	Easton-Bell Sports, Inc.
25	9.75%, 12/01/2016	28
	Energy Transfer Partners
660	5.20%, 02/01/2022	697
125	6.63%, 10/15/2036	134
930	8.50%, 04/15/2014	1,060
	Federated Retail Holdings, Inc.
110	5.90%, 12/01/2016	127
	Home Depot, Inc.
1,400	5.88%, 12/16/2036	1,745
	Macys Retails Holdings, Inc.
20	7.00%, 02/15/2028	24
	May Department Stores
20	6.70%, 09/15/2028	22
	Michaels Stores, Inc.
440	7.75%, 11/01/2018	459
	Number Merger Sub, Inc.
325	11.00%, 12/15/2019 ■	342
	Sally Holdings
225	6.88%, 11/15/2019 ■	241
	Staples, Inc.
100	9.75%, 01/15/2014	115
	Target Corp.
300	5.38%, 05/01/2017	356
	Wal-Mart Stores, Inc.
600	3.25%, 10/25/2020	642
375	5.63%, 04/15/2041	473
1,450	6.20%, 04/15/2038	1,919
2,800	6.50%, 08/15/2037	3,852
		14,129
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Procter & Gamble Co.
816	1.45%, 08/15/2016	830
	Revlon Consumer Products
265	9.75%, 11/15/2015	284
		1,114
	Transportation Equipment Manufacturing - 0.1%
	General Dynamics Corp.
910	2.25%, 07/15/2016	947

13

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
	Transportation Equipment Manufacturing - 0.1% - (continued)
	Huntington Ingalls Industries, Inc.
$240	6.88%, 03/15/2018 ■	$248
106	7.13%, 03/15/2021 ■	111
		1,306
	Utilities - 3.5%
	AES Corp.
160	7.75%, 10/15/2015	176
295	8.00%, 10/15/2017	331
	AES Panama S.A.
15	6.35%, 12/21/2016 §	16
	Calpine Corp.
250	7.25%, 10/15/2017 ■	261
220	7.50%, 02/15/2021 ■	235
	CenterPoint Energy Houston Electric LLC
35	7.00%, 03/01/2014	39
	CenterPoint Energy Resources Corp.
290	4.50%, 01/15/2021	312
	CenterPoint Energy, Inc.
30	6.50%, 05/01/2018	35
	Centrais Eletricas Brasileiras S.A.
805	5.75%, 10/27/2021 ■	847
200	6.88%, 07/30/2019 §	228
	Commonwealth Edison Co.
720	3.40%, 09/01/2021	762
100	5.80%, 03/15/2018	119
	Consolidated Edison Co. of NY
140	5.70%, 06/15/2040	177
	Dominion Resources, Inc.
1,500	1.95%, 08/15/2016	1,525
10	4.90%, 08/01/2041	11
900	5.15%, 07/15/2015	1,003
35	5.20%, 08/15/2019	41
181	6.25%, 06/30/2012	185
	Duke Energy Corp.
1,350	3.55%, 09/15/2021	1,406
500	5.30%, 10/01/2015	574
1,200	5.65%, 06/15/2013	1,276
	Duke Energy Indiana, Inc.
225	3.75%, 07/15/2020	244
	E.CL S.A.
100	5.63%, 01/15/2021 §	109
	Edison International
1,210	3.75%, 09/15/2017	1,278
	Enel Finance International S.A.
200	3.88%, 10/07/2014 ■	200
	Entergy Corp.
115	3.63%, 09/15/2015	117
	Eskom Holdings Ltd.
200	5.75%, 01/26/2021 ■	209
	Exelon Generation Co. LLC
325	4.00%, 10/01/2020	342
270	5.20%, 10/01/2019	303
125	5.35%, 01/15/2014	134
	Florida Power & Light Co.
1,300	4.13%, 02/01/2042	1,354
	Georgia Power Co.
320	4.75%, 09/01/2040	357
	Great Plains Energy, Inc.
181	4.85%, 06/01/2021	191
	Intergen N.V.
265	9.00%, 06/30/2017 ■	281
	Ipalco Enterprises, Inc.
30	7.25%, 04/01/2016 ■	33
	Kansas City Power & Light Co.
50	7.15%, 04/01/2019	63
	MidAmerican Energy Holdings Co.
285	5.00%, 02/15/2014	306
100	5.75%, 04/01/2018	118
250	5.88%, 10/01/2012	258
500	5.95%, 05/15/2037	608
	National Power Corp.
35	9.63%, 05/15/2028	49
	Nevada Power Co.
100	6.50%, 08/01/2018	122
	NiSource Finance Corp.
10	5.25%, 09/15/2017	11
140	6.40%, 03/15/2018	164
	NRG Energy, Inc.
40	7.38%, 01/15/2017	41
	Oncor Electric Delivery Co.
700	4.55%, 12/01/2041 ■	716
500	5.00%, 09/30/2017	572
615	5.25%, 09/30/2040	704
	Pacific Gas & Electric Co.
346	3.25%, 09/15/2021	357
75	3.50%, 10/01/2020	79
1,400	6.05%, 03/01/2034	1,761
	Pacific Gas & Electric Energy Recovery Funding LLC
725	8.25%, 10/15/2018	964
	Pacificorp
840	4.10%, 02/01/2042	846
1,000	5.50%, 01/15/2019	1,186
250	6.25%, 10/15/2037	331
	Peco Energy Co.
20	5.70%, 03/15/2037	25
	Pepco Holdings, Inc.
230	2.70%, 10/01/2015	233
	PPL Electric Utilities Corp.
110	5.20%, 07/15/2041	131
	Progress Energy, Inc.
500	5.63%, 01/15/2016	575
1,650	7.05%, 03/15/2019	2,063
	PSEG Power LLC
275	2.50%, 04/15/2013	280
850	2.75%, 09/15/2016	864
225	8.63%, 04/15/2031	330
	San Diego Gas & Electric Co.
285	4.50%, 08/15/2040	322
	Scana Corp.
500	4.75%, 05/15/2021	531
	Sierra Pacific Power Co.
100	6.00%, 05/15/2016	118

14

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 43.6% - (continued)
		Utilities - 3.5% - (continued)
		Southern California Edison Co.
	$925	4.50%, 09/01/2040	$1,018
	500	6.00%, 01/15/2034	653
		Southern Co.
	300	2.38%, 09/15/2015	309
		Texas Competitive Electric Co.
	360	11.50%, 10/01/2020 ■	272
		Union Electric Co.
	145	6.40%, 06/15/2017	176
		Virginia Electric & Power Co.
	545	2.95%, 01/15/2022	555
	325	3.45%, 09/01/2022	344
	200	6.35%, 11/30/2037	271
		Xcel Energy, Inc.
	150	4.70%, 05/15/2020	171
			33,208
		Water Transportation - 0.0%
		American Commercial Lines, Inc.
	148	10.63%, 02/15/2016 ■Þ	134
		Marquette Transport Co.
	225	10.88%, 01/15/2017	232
			366
		Wholesale Trade - 0.5%
		Avnet, Inc.
	50	6.63%, 09/15/2016	56
		International Paper Co.
	250	4.75%, 02/15/2022	270
	500	7.30%, 11/15/2039	627
		Interpublic Group of Co., Inc.
	120	6.25%, 11/15/2014	129
	20	10.00%, 07/15/2017	23
		J.M. Huber Corp.
	240	9.88%, 11/01/2019 ■	250
		SABMiller Holdings, Inc.
	1,500	2.45%, 01/15/2017 ■	1,532
	1,475	3.75%, 01/15/2022 ■	1,536
			4,423
		Total corporate bonds
		(cost $397,535)	$413,199

FOREIGN GOVERNMENT OBLIGATIONS - 4.6%
		Argentina - 0.2%
		Argentina (Republic of)
EUR	235	2.26%, 12/31/2038	$97
	2,130	2.50%, 12/31/2038	831
EUR	335	7.82%, 12/31/2033	294
	754	8.28%, 12/31/2033	592
			$1,814
		Brazil - 0.3%
		Brazil (Republic of)
	$141	4.88%, 01/22/2021	159
	415	5.88%, 01/15/2019	495
BRL	674	6.00%, 05/15/2015 ж	401
	440	7.13%, 01/20/2037	599
	347	8.00%, 01/15/2018	414
	120	8.25%, 01/20/2034	181
	425	10.13%, 05/15/2027	704
	15	12.25%, 03/06/2030	29
			2,982
		Colombia - 0.3%
		Colombia (Republic of)
	215	6.13%, 01/18/2041	258
	1,130	7.38%, 01/27/2017 - 09/18/2037	1,420
COP	509,000	7.75%, 04/14/2021	337
	220	8.13%, 05/21/2024	307
COP	10,000	9.85%, 06/28/2027	8
	85	10.38%, 01/28/2033	141
	230	11.75%, 02/25/2020	361
COP	108,000	12.00%, 10/22/2015	76
			2,908
		Dominican Republic - 0.0%
		Dominican Republic
	224	9.04%, 01/23/2018 §	246

		El Salvador - 0.0%
		El Salvador (Republic of)
	10	8.25%, 04/10/2032 §	11

		Hungary - 0.0%
		Hungary (Republic of)
	165	6.25%, 01/29/2020	153
	36	6.38%, 03/29/2021	33
	90	7.63%, 03/29/2041	83
			269
		Indonesia - 0.5%
		Indonesia (Republic of)
	480	5.25%, 01/17/2042 ■	496
	265	6.75%, 03/10/2014 §	287
	1,035	6.88%, 03/09/2017 - 01/17/2018 §	1,222
	290	7.25%, 04/20/2015 §	331
	1,020	7.50%, 01/15/2016 §	1,196
	135	7.75%, 01/17/2038 §	184
	360	10.38%, 05/04/2014 §	420
	105	11.63%, 03/04/2019 §	156
			4,292
		Ivory Coast - 0.0%
		Ivory Coast (Republic of)
	100	0.00%, 12/31/2032 ■●	57
	375	0.00%, 12/31/2032 ●§	216
			273
		Lithuania - 0.1%
		Lithuania (Republic of)
	310	7.38%, 02/11/2020 §	334

15

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 4.6% - (continued)
		Mexico - 0.5%
		Mexican Bonos De Desarrollo
MXN	3,915	8.00%, 06/11/2020 Δ	$345
		Mexican Bonos Desarr
MXN	4,841	6.50%, 06/10/2021 Δ	387
MXN	6,128	8.00%, 12/17/2015 Δ	520
		United Mexican States
	$460	3.63%, 03/15/2022	464
	484	5.63%, 01/15/2017	557
	854	5.75%, 10/12/2110	895
	412	5.88%, 01/15/2014 - 02/17/2014	444
	270	6.63%, 03/03/2015	307
	175	6.75%, 09/27/2034	227
	60	7.50%, 04/08/2033	83
			4,229
		Nigeria - 0.0%
		MDC GMTN B.V.
	200	5.50%, 04/20/2021 §	209

		Panama - 0.1%
		Panama (Republic of)
	633	7.25%, 03/15/2015	732
	190	8.88%, 09/30/2027	283
			1,015
		Peru - 0.3%
		Peru (Republic of)
	895	5.63%, 11/18/2050	963
	20	6.55%, 03/14/2037	25
	560	7.35%, 07/21/2025	745
PEN	75	7.84%, 08/12/2020 §	32
	335	8.38%, 05/03/2016	416
	370	8.75%, 11/21/2033	564
	25	9.88%, 02/06/2015	31
			2,776
		Philippines - 0.2%
		Philippines (Republic of)
	211	5.00%, 01/13/2037	217
	400	6.50%, 01/20/2020	479
	325	9.50%, 02/02/2030	506
	100	9.88%, 01/15/2019	139
	505	10.63%, 03/16/2025	808
			2,149
		Poland - 0.0%
		Poland (Republic of)
	85	5.00%, 03/23/2022 ☼	86

		Qatar - 0.2%
		Qatar (State of)
	125	4.00%, 01/20/2015 §	131
	595	5.75%, 01/20/2042 ■	632
	150	6.40%, 01/20/2040 §	174
	260	6.55%, 04/09/2019 §	307
			1,244
		Romania - 0.0%
		Romania
	212	6.75%, 02/07/2022 ■☼	210

		Russia - 0.6%
		Russian Federation Government
	300	3.63%, 04/29/2015 ■	306
	1,600	3.63%, 04/29/2015 §	1,630
	1,400	5.00%, 04/29/2020 §	1,477
	1,728	7.50%, 03/31/2030 §	2,048
	30	11.00%, 07/24/2018 §	42
	235	12.75%, 06/24/2028 §	412
			5,915
		South Africa - 0.1%
		South Africa (Republic of)
	150	4.67%, 01/17/2024	152
	100	6.88%, 05/27/2019	120
ZAR	2,455	8.00%, 12/21/2018	323
			595
		Turkey - 0.7%
		Turkey (Republic of)
	1,285	5.13%, 03/25/2022	1,224
	335	5.63%, 03/30/2021	337
	200	6.00%, 01/14/2041	188
	785	6.25%, 09/26/2022	809
	370	6.75%, 04/03/2018	404
	464	6.88%, 03/17/2036	481
	970	7.00%, 09/26/2016	1,067
	1,205	7.25%, 03/15/2015	1,313
	540	7.50%, 07/14/2017	612
	310	9.50%, 01/15/2014	343
			6,778
		Ukraine - 0.1%
		Naftogaz Ukraine
	100	9.50%, 09/30/2014	96
		Ukraine (Government of)
	350	6.25%, 06/17/2016 ■	306
	200	6.25%, 06/17/2016 §	175
	105	6.88%, 09/23/2015 §	97
	200	7.75%, 09/23/2020 §	175
			849
		United Arab Emirates - 0.0%
		Emirate of Abu Dhabi
	200	6.75%, 04/08/2019 §	242

		Uruguay - 0.0%
		Uruguay (Republic of)
	150	7.88%, 01/15/2033	210

		Venezuela - 0.4%
		Venezuela (Republic of)
	356	7.00%, 12/01/2018 §	267
	870	7.65%, 04/21/2025	591
	1,255	8.25%, 10/13/2024 §	888
	1,340	9.00%, 05/07/2023 §	1,005
	255	9.25%, 09/15/2027	197
	591	9.25%, 05/07/2028 §	437
	170	13.63%, 08/15/2018	173
			3,558
		Total foreign government obligations
		(cost $42,220)	$43,194

16

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
MUNICIPAL BONDS - 0.6%
	General Obligations - 0.4%
	California State Build America Bonds,
$225	7.30%, 10/01/2039	$291
230	7.60%, 11/01/2040	312
550	7.63%, 03/01/2040	740
	California State GO, Taxable,
1,570	7.55%, 04/01/2039	2,105
	Illinois State GO,
585	5.67%, 03/01/2018	635
	State of Illinois, Taxable Pension,
155	5.10%, 06/01/2033	146
		4,229
	Miscellaneous - 0.0%
	California Public Works Board, Board Lease Rev,
50	8.36%, 10/01/2034	59

	Transportation - 0.2%
	New Jersey State Turnpike Auth,
250	7.10%, 01/01/2041	355
	New Jersey State Turnpike Auth, Taxable,
50	7.41%, 01/01/2040	74
	New York and New Jersey PA, Taxable Rev,
350	5.86%, 12/01/2024	423
	North Texas Tollway Auth Rev,
455	6.72%, 01/01/2049	588
		1,440
	Total municipal bonds
	(cost $5,060)	$5,728

SENIOR FLOATING RATE INTERESTS♦ - 0.1%
	Arts, Entertainment and Recreation - 0.0%
	Kabel Deutschland Holding AG
$295	3.25%, 01/20/2019 ◊☼	$294

	Finance and Insurance - 0.1%
	Ocwen Financial Corp.
425	5.50%, 12/09/2016 ◊☼	421

	Information - 0.0%
	Kronos, Inc.
180	6.25%, 06/09/2014 ±	180

	Utilities - 0.0%
	Texas Competitive Electric Co.
599	4.80%, 10/10/2017 ±	369

	Total senior floating rate interests
	(cost $1327)	$1,264

U.S. GOVERNMENT SECURITIES - 1.0%
U.S. Treasury Securities - 1.0%
	U.S. Treasury Bonds - 0.1%
$1,000	4.50%, 02/15/2036	$1,303

	U.S. Treasury Notes - 0.9%
6,550	3.25%, 12/31/2016 ╦‡	7,359
370	3.50%, 05/15/2020	429
		7,788
		9,091
	Total U.S. government securities
	(cost $8,944)	$9,091

	Total long-term investments
	(cost $848,220)	$904,358

SHORT-TERM INVESTMENTS - 3.4%
Repurchase Agreements - 3.4%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $10,445,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041,
GNMA 3.00% - 6.00%, 2027 - 2044, value
	of $10,654)
$10,445	0.22%, 1/31/2012	$10,445
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,043, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $1,064)
1,043	0.22%, 1/31/2012	1,043
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $11,576, collateralized by GNMA 4.00%, 2040 - 2041, value of $11,807)
11,576	0.24%, 1/31/2012	11,576
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $6,627, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 -
	2014, value of $6,760)
6,627	0.22%, 1/31/2012	6,627
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $78, collateralized by U.S. Treasury Note 1.75%, 2013, value of $79)
77	0.18%, 1/31/2012	77

17

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 3.4% - (continued)
Repurchase Agreements - 3.4% - (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $2,386, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $2,434)
$2,386	0.24%, 1/31/2012		$2,386
			32,154
	Total short-term investments
	(cost $32,154)		$32,154

	Total investments
	(cost $880,374) ▲	98.9%	$936,512
	Other assets and liabilities	1.1%	10,294
	Total net assets	100.0%	$946,806

18

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 18.6% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $881,170 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$58,279
Unrealized Depreciation	(2,937)
Net Unrealized Appreciation	$55,342

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2012.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2012.

♦	Senior floating rate interests in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $47,797, which represents 5.0% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $18,366, which represents 1.9% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL	—	Brazilian Real
COP	—	Colombian Peso
EUR	—	EURO
MXN	—	Mexican New Peso
PEN	—	Peruvian New Sol
ZAR	—	South African Rand

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $1,578 at January 31, 2012.

19

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. The Fund has also pledged $300 of cash as collateral in connection with swap contracts.

Þ	This security may pay interest in additional principal instead of cash.

Futures Contracts Outstanding at January 31, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	146	Short	03/21/2012	$19,308	$18,950	$(358)
30 Year U.S. Treasury Bond	23	Long	03/21/2012	3,345	3,317	28
						$(330)

*	The number of contracts does not omit 000's.

Cash of $140 was pledged as initial margin deposit and collateral for open futures contracts at January 31, 2012.

GO	—	General Obligations
PA	—	Port Authority

Foreign Currency Contracts Outstanding at January 31, 2012

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Brazilian Real	UBS AG	Sell	$386	$361	03/02/2012	$(25)
British Pound	Banc of America Securities	Buy	450	449	02/01/2012	1
British Pound	Banc of America Securities	Buy	174	173	02/02/2012	1
British Pound	UBS AG	Buy	430	430	02/03/2012	–
Canadian Dollar	UBS AG	Buy	83	83	02/01/2012	–
Canadian Dollar	UBS AG	Buy	202	202	02/02/2012	–
Chinese Renminbi	JP Morgan Securities	Buy	263	261	09/27/2012	2
Colombian Peso	UBS AG	Buy	80	80	03/21/2012	–
Colombian Peso	UBS AG	Sell	249	232	03/21/2012	(17)
Euro	Banc of America Securities	Buy	16	16	02/02/2012	–
Euro	Barclay Investments	Sell	375	373	03/21/2012	(2)
Euro	Deutsche Bank Securities	Buy	42	42	02/01/2012	–
Euro	Deutsche Bank Securities	Sell	268	265	03/21/2012	(3)
Euro	Deutsche Bank Securities	Buy	39	39	02/03/2012	–
Malaysian Ringgit	Banc of America Securities	Buy	84	79	03/21/2012	5
Malaysian Ringgit	CS First Boston	Buy	192	187	03/21/2012	5
Mexican New Peso	HSBC Securities	Sell	849	797	03/21/2012	(52)
Peruvian New Sol	Banc of America Securities	Sell	17	17	03/21/2012	–
Peruvian New Sol	CS First Boston	Sell	15	15	03/21/2012	–
Republic of Korea Won	CS First Boston	Sell	168	162	03/21/2012	(6)
Republic of Korea Won	JP Morgan Securities	Buy	168	163	03/21/2012	5
South African Rand	UBS AG	Sell	314	291	03/22/2012	(23)
Swiss Franc	Banc of America Securities	Buy	54	54	02/02/2012	–
Swiss Franc	Banc of America Securities	Buy	132	132	02/03/2012	–
Swiss Franc	RBS Securities	Buy	140	141	02/01/2012	(1)
Turkish New Lira	JP Morgan Securities	Buy	4	4	03/21/2012	–
						$(110)

20

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX Emerging Markets Index	Barclay Investment, Inc.	$1,500	Sell	5.00%	12/20/16	$127	$154	$27
CDX North American High Yield Index	Barclay Investment, Inc.	16,587	Sell	5.00%	12/20/16	(762)	(445)	317
Hungary (Republic of)	Goldman Sachs	320	Sell	1.00% / 5.89%	03/20/17	(81)	(66)	15
						$(716)	$(357)	$359

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment performance risk.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality

as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.3
Aa / AA	2.9
A	16.0
Baa / BBB	22.0
Ba / BB	4.2
B	2.8
Caa / CCC or Lower	0.5
Unrated	0.4
U.S. Government Agencies and Securities	1.0
Non Debt Securities and Other Short-Term Instruments	48.8
Other Assets & Liabilities	1.1
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

21

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,774	$–	$1,774	$–
Common Stocks ‡	429,343	396,000	33,343	–
Corporate Bonds	413,199	–	412,046	1,153
Foreign Government Obligations	43,194	387	42,597	210
Municipal Bonds	5,728	–	5,728	–
Preferred Stocks	765	765	–	–
Senior Floating Rate Interests	1,264	–	1,264	–
U.S. Government Securities	9,091	–	9,091	–
Short-Term Investments	32,154	–	32,154	–
Total	$936,512	$397,152	$537,997	$1,363
Credit Default Swaps *	359	–	359	–
Foreign Currency Contracts *	19	–	19	–
Futures *	28	28	–	–
Total	$406	$28	$378	$–
Liabilities:
Foreign Currency Contracts *	129	–	129	–
Futures *	358	358	–	–
Total	$487	$358	$129	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Corporate Bonds and Foreign Government Obligations	$186	$—	$1	†	$—	$1,305	$—	$—	$(129)	$1,363
Total	$186	$—	$1		$—	$1,305	$—	$—	$(129)	$1,363

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $1.

22

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.7%
	Automobiles & Components - 7.6%
53,059	Ford Motor Co. w/ Rights	$658,995
11,807	Goodyear Tire & Rubber Co. ●	153,486
4,873	TRW Automotive Holdings Corp. ●	182,846
		995,327
	Banks - 4.6%
6,585	Banco Santander Brasil S.A.	60,053
327	Credicorp Ltd.	37,175
77,964	Mitsubishi UFJ Financial Group, Inc.	360,226
3,335	Standard Chartered plc	80,606
2,167	Wells Fargo & Co.	63,295
		601,355
	Capital Goods - 8.1%
15,179	General Electric Co.	283,997
2,059	Honeywell International, Inc.	119,487
31,122	Itochu Corp.	338,904
7,225	Safran S.A.	225,388
1,497	Vallourec	101,295
		1,069,071
	Consumer Durables & Apparel - 0.9%
7,386	Pulte Group, Inc. ●	55,022
2,075	Sega Sammy Holdings, Inc.	45,116
1,100	Sony Corp. ADR	20,033
		120,171
	Consumer Services - 1.2%
—	Diamond Resorts LLC ⌂†	84,875
18,989	Genting Berhad	69,322
		154,197
	Diversified Financials - 10.9%
10,758	Citigroup, Inc.	330,499
4,038	GAM Holding Ltd.	51,736
1,906	Goldman Sachs Group, Inc.	212,467
17,866	ING Groep N.V. ●	162,998
17,980	JP Morgan Chase & Co.	670,639
		1,428,339
	Energy - 10.5%
13,084	Chesapeake Energy Corp.	276,459
5,075	ENSCO International plc	267,140
4,824	Imperial Oil Ltd.	229,796
11,424	JX Holdings, Inc.	69,275
3,706	Pacific Rubiales Energy Corp.	93,240
8,748	Petroleo Brasileiro S.A. ADR	267,262
4,272	Petroleum Geo-Services ●	54,874
3,533	Suncor Energy, Inc.	121,875
		1,379,921
	Food & Staples Retailing - 0.3%
18,754	Olam International Ltd.	38,583

	Food, Beverage & Tobacco - 1.9%
516	Anheuser-Busch InBev N.V.	31,402
3,754	Kraft Foods, Inc.	143,767
3,566	Smithfield Foods, Inc. ●	79,620
		254,789
	Health Care Equipment & Services - 3.1%
2,402	Covidien plc	123,719
3,451	HCA Holdings, Inc. ●	84,330
3,765	UnitedHealth Group, Inc.	194,998
		403,047
	Insurance - 3.2%
3,889	Aflac, Inc.	187,546
6,398	American International Group, Inc. ●	160,664
1,621	AON Corp.	78,524
		426,734
	Materials - 6.1%
2,269	AngloGold Ltd. ADR	103,907
675	Barrick Gold Corp.	33,231
15,260	Dow Chemical Co.	511,376
4,175	Glencore International plc	27,144
1,500	Mosaic Co.	83,955
20,000	PTT Chemical Public Co., Ltd. ●	43,007
6,530	Sino Forest Corp. Class A ⌂●†	2,245
		804,865
	Media - 3.5%
2,335	DirecTV Class A ●	105,115
25	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	—
52,316	Sirius XM Radio, Inc. w/ Rights ●	109,341
2,563	Viacom, Inc. Class B	120,575
3,215	Walt Disney Co.	125,071
		460,102
	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
1,859	Agilent Technologies, Inc. ●	78,935
476	Biogen Idec, Inc. ●	56,142
5,565	Daiichi Sankyo Co., Ltd.	106,235
21,046	Excel Medical Fund L.P. ⌂●†Ђ	17,439
4,156	Gilead Sciences, Inc. ●	202,955
1,123	Life Technologies Corp. ●	54,372
5,429	Shionogi & Co., Ltd.	72,558
11,153	Teva Pharmaceutical Industries Ltd. ADR	503,330
		1,091,966
	Retailing - 3.2%
41	AutoZone, Inc. ●	14,368
36,752	Buck Holdings L.P. ⌂●†	85,119
1,325	GameStop Corp. Class A ●	30,957
5,259	Lowe's Co., Inc.	141,097
2,121	TJX Cos., Inc.	144,552
		416,093
	Semiconductors & Semiconductor Equipment - 2.6%
2,300	Altera Corp.	91,517
1,837	Avago Technologies Ltd.	62,348
131	Samsung Electronics Co., Ltd.	128,815
2,041	Texas Instruments, Inc.	66,088
		348,768
	Software & Services - 8.0%
7,816	Activision Blizzard, Inc.	96,443
5,905	eBay, Inc. ●	186,604
324	Google, Inc. ●	187,782
11,117	Microsoft Corp.	328,279
8,950	Oracle Corp.	252,382
		1,051,490
	Technology Hardware & Equipment - 3.5%
662	Apple, Inc. ●	302,235
1,878	Cisco Systems, Inc.	36,865
3,688	EMC Corp. ●	95,016
867	NetApp, Inc. ●	32,717
		466,833

1

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.7% - (continued)
	Telecommunication Services - 0.1%
1,049	MetroPCS Communications, Inc. ●		$9,270

	Transportation - 9.1%
64,144	AirAsia Berhad		74,739
23,534	Delta Air Lines, Inc. ●		248,281
3,203	FedEx Corp.		293,070
10,234	Hertz Global Holdings, Inc. ●		139,181
11,739	JetBlue Airways Corp. ●		69,612
15,892	United Continental Holdings, Inc. ●		367,100
			1,191,983
	Total common stocks
	(cost $12,268,277)		$12,712,904

CORPORATE BONDS - 0.5%
	Finance and Insurance - 0.5%
	MBIA Insurance Co.
$95,840	14.00%, 01/15/2033 ■Δ		$57,983

	Total corporate bonds
	(cost $95,221)		$57,983

	Total long-term investments
	(cost $12,363,498)		$12,770,887

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
02/01/2012 in the amount of
$116,970, collateralized by FHLMC
5.00%, 2030, FNMA 3.01%, 4.05%,
2040 - 2041, GNMA 3.00% - 6.00%,
	2027 - 2044, value of $119,309)
$116,970	0.22%, 1/31/2012		$116,970
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $11,677, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $11,911)
11,677	0.22%, 1/31/2012		11,677
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $129,637, collateralized by GNMA 4.00%, 2040 - 2041, value of $132,229)
129,636	0.24%, 1/31/2012		129,636
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in
the amount of $74,220, collateralized by
FFCB 5.13%, 2016, FHLB 0.05% -
1.76%, 2012 - 2014, FHLMC 0.07% -
	1.00%, 2012 - 2014, value of $75,704)
74,219	0.22%, 1/31/2012		74,219
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $870, collateralized by U.S. Treasury Note 1.75%, 2013, value of $890)
870	0.18%, 1/31/2012		870
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $26,719, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $27,253)
26,719	0.24%, 1/31/2012		26,719
			360,091
	Total short-term investments
	(cost $360,091)		$360,091

	Total investments
	(cost $12,723,589) ▲	99.9%	$13,130,978
	Other assets and liabilities	0.1%	13,348
	Total net assets	100.0%	$13,144,326

2

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 28.8% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $12,831,990 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,316,199
Unrealized Depreciation	(1,017,211)
Net Unrealized Appreciation	$298,988

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $189,678, which represents 1.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.
Ђ	As of January 31, 2012, the Fund has future commitments to purchase an additional $10,287.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $57,983, which represents 0.4% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	36,752	Buck Holdings L.P.	21,672
07/2011	—	Diamond Resorts LLC	89,870
03/2008 - 01/2012	21,046	Excel Medical Fund L.P.	19,870
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 - Reg D	23,637
01/2010 - 06/2011	6,530	Sino Forest Corp. Class A	111,488

At January 31, 2012, the aggregate value of these securities was $189,678, which represents 1.4% of total net assets.

3

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	Barclay Investments	Sell	$117,761	$116,217	12/14/2012	$(1,544)
Euro	Citibank	Sell	148,579	146,821	12/14/2012	(1,758)
Euro	Deutsche Bank Securities	Sell	152,191	150,131	12/14/2012	(2,060)
Euro	Deutsche Bank Securities	Sell	20,756	20,941	02/01/2012	185
Euro	Morgan Stanley	Sell	35,505	35,030	12/14/2012	(475)
Euro	UBS AG	Sell	45,854	45,209	12/14/2012	(645)
Japanese Yen	Deutsche Bank Securities	Sell	282,595	262,556	03/02/2012	(20,039)
Japanese Yen	Morgan Stanley	Sell	282,595	262,697	03/02/2012	(19,898)
Japanese Yen	UBS AG	Sell	282,171	262,239	03/02/2012	(19,932)
Swiss Franc	Banc of America Securities	Buy	3,253	3,260	02/02/2012	(7)
Swiss Franc	Banc of America Securities	Buy	2,121	2,121	02/03/2012	–
Swiss Franc	RBS Securities	Buy	194	195	02/01/2012	(1)
						$(66,174)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Country

as of January 31, 2012

Percentage of
Country	Net Assets
Belgium	0.2%
Brazil	2.5
Canada	3.6
France	2.5
Hong Kong	0.0
Israel	3.8
Japan	7.7
Jersey	0.2
Malaysia	1.1
Netherlands	1.3
Norway	0.4
Singapore	0.3
South Africa	0.8
South Korea	1.0
Switzerland	0.4
Thailand	0.3
United Kingdom	2.7
United States	68.4
Short-Term Investments	2.7
Other Assets and Liabilities	0.1
Total	100.0%

4

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$995,327	$995,327	$—	$—
Banks	601,355	160,523	440,832	—
Capital Goods	1,069,071	403,484	665,587	—
Consumer Durables & Apparel	120,171	75,055	45,116	—
Consumer Services	154,197	—	69,322	84,875
Diversified Financials	1,428,339	1,213,605	214,734	—
Energy	1,379,921	1,255,772	124,149	—
Food & Staples Retailing	38,583	—	38,583	—
Food, Beverage & Tobacco	254,789	223,387	31,402	—
Health Care Equipment & Services	403,047	403,047	—	—
Insurance	426,734	426,734	—	—
Materials	804,865	775,476	27,144	2,245
Media	460,102	460,102	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,091,966	895,734	178,793	17,439
Retailing	416,093	330,974	—	85,119
Semiconductors & Semiconductor Equipment	348,768	219,953	128,815	—
Software & Services	1,051,490	1,051,490	—	—
Technology Hardware & Equipment	466,833	466,833	—	—
Telecommunication Services	9,270	9,270	—	—
Transportation	1,191,983	1,117,244	74,739	—
Total	12,712,904	10,484,010	2,039,216	189,678
Corporate Bonds	57,983	—	57,983	—
Short-Term Investments	360,091	—	360,091	—
Total	$13,130,978	$10,484,010	$2,457,290	$189,678
Foreign Currency Contracts*	185	—	185	—
Total	$185	$—	$185	$—
Liabilities:
Foreign Currency Contracts*	66,359	—	66,359	—
Total	$66,359	$—	$66,359	$—

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Common Stocks	$197,135	$11,859	$(5,084	)*	$—	$875	$(15,107)	$—	$—	$189,678
Total	$197,135	$11,859	$(5,084)		$—	$875	$(15,107)	$—	$—	$189,678

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(5,084).

5

The Hartford Capital Appreciation II Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Automobiles & Components - 2.0%
18	Continental AG	$1,452
147	Dana Holding Corp. ●	2,181
282	Ford Motor Co. w/ Rights	3,501
31	General Motors Co. ●	755
274	Goodyear Tire & Rubber Co. ●	3,561
23	Johnson Controls, Inc.	734
275	Modine Manufacturing Co. ●	3,004
234	Stoneridge, Inc. ●	2,194
35	Tenneco Automotive, Inc. ●	1,117
		18,499
	Banks - 2.2%
461	Banco Santander Brasil S.A.	4,201
338	Barclays Bank plc ADR	1,132
127	BB&T Corp.	3,464
421	Wells Fargo & Co.	12,309
		21,106
	Capital Goods - 7.7%
233	Aecom Technology Corp. ●	5,322
41	Assa Abloy Ab	1,118
71	BE Aerospace, Inc. ●	2,990
44	Belden, Inc.	1,714
22	Chart Industries, Inc. ●	1,222
188	DigitalGlobe, Inc. ●	2,954
3	Fanuc Corp.	573
17	Flowserve Corp.	1,862
—	Foster Wheeler AG ●	—
86	General Dynamics Corp.	5,955
15	Heico Corp.	830
22	Honeywell International, Inc.	1,285
315	Itochu Corp.	3,427
32	Joy Global, Inc.	2,857
21	Komatsu Ltd.	604
30	L-3 Communications Holdings, Inc.	2,136
62	Lockheed Martin Corp.	5,095
116	Meritor, Inc. ●	731
66	Northrop Grumman Corp.	3,843
23	PACCAR, Inc.	1,017
33	Pentair, Inc.	1,215
390	Rolls-Royce Holdings plc	4,528
229	Safran S.A.	7,142
15	Schneider Electric S.A.	928
86	SKF Ab B Shares	2,033
30	TransDigm Group, Inc. ●	3,134
30	Triumph Group, Inc.	1,871
75	Vinci S.A.	3,491
41	WESCO International, Inc. ●	2,584
12	Zodiac Aerospace	1,061
		73,522
	Commercial & Professional Services - 0.5%
70	Manpower, Inc.	2,820
53	Verisk Analytics, Inc. ●	2,125
		4,945
	Consumer Durables & Apparel - 4.3%
77	Brunswick Corp.	1,636
353	D.R. Horton, Inc.	4,914
65	Deckers Outdoor Corp. ●	5,263
544	Furniture Brands International, Inc. ●	920
15	Gildan Activewear, Inc.	333
259	Hanesbrands, Inc. ●	6,369
45	Hasbro, Inc.	1,557
56	Lennar Corp.	1,214
333	Liz Claiborne, Inc. ●	3,100
115	Mattel, Inc.	3,566
282	Pulte Group, Inc. ●	2,099
637	Samsonite International S.A. ●	1,008
175	Sega Sammy Holdings, Inc.	3,799
123	Sony Corp. ADR	2,248
43	Tempur-Pedic International, Inc. ●	2,891
		40,917
	Consumer Services - 1.5%
60	DeVry, Inc.	2,277
28	Dunkin' Brands Group, Inc. ●	785
43	ITT Educational Services, Inc. ●	2,839
35	Marriott International, Inc. Class A	1,189
14	McDonald's Corp.	1,424
60	Starbucks Corp.	2,891
41	Yum! Brands, Inc.	2,622
		14,027
	Diversified Financials - 5.8%
78	Ameriprise Financial, Inc.	4,160
1,047	Bank of America Corp.	7,463
15	BlackRock, Inc.	2,730
179	Citigroup, Inc.	5,495
323	GAM Holding Ltd.	4,135
42	Goldman Sachs Group, Inc.	4,626
445	ING Groep N.V. ●	4,064
33	Invesco Ltd.	738
261	JP Morgan Chase & Co.	9,745
138	Justice Holdings Ltd. ●	1,820
49	Nasdaq OMX Group, Inc. ●	1,222
38	NYSE Euronext	1,007
32	Oaktree Capital ■●	1,408
715	Rural Electrification Corp.	2,745
59	Solar Cayman Ltd. ⌂■●†	5
87	UBS AG	1,193
88	Waddell and Reed Financial, Inc. Class A w/ Rights	2,420
		54,976
	Energy - 10.3%
173	Alpha Natural Resources, Inc. ●	3,484
101	Anadarko Petroleum Corp.	8,184
29	Apache Corp.	2,899
45	Atwood Oceanics, Inc. ●	2,060
57	Baker Hughes, Inc.	2,791
211	BG Group plc	4,762
298	BP plc	2,239
35	Cameco Corp.	824
55	Cameron International Corp. ●	2,942
48	Canadian Natural Resources Ltd. ADR	1,889
65	Cheniere Energy, Inc. ●	834
393	Chesapeake Energy Corp.	8,295
278	Cobalt International Energy ●	5,565
68	Consol Energy, Inc.	2,432
67	ENSCO International plc	3,543
7	EOG Resources, Inc.	710
215	Genel Energy plc ●	2,884

1

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Energy - 10.3% - (continued)
88	Halliburton Co.	$3,222
11	Hornbeck Offshore Services, Inc. ●	372
—	Inpex Corp.	2,217
368	Karoon Gas Australia Ltd. ●	2,021
31	Kior, Inc. ●	379
160	Lone Pine Resources, Inc. ●	1,065
49	Newfield Exploration Co. ●	1,861
59	Noble Corp.	2,059
60	Occidental Petroleum Corp.	5,947
30	Overseas Shipholding Group, Inc.	376
98	Pacific Rubiales Energy Corp.	2,476
82	Petroleo Brasileiro S.A. ADR	2,511
454	Petroleum Geo-Services ●	5,827
16	Pioneer Natural Resources Co.	1,566
96	Southwestern Energy Co. ●	2,986
52	Statoilhydro ASA ADR	1,301
114	Tsakos Energy Navigation Ltd.	762
38	Ultra Petroleum Corp. ●	906
45	Whiting Petroleum Corp. ●	2,244
52	Williams Cos., Inc.	1,493
		97,928
	Food & Staples Retailing - 1.1%
120	CVS Caremark Corp.	5,000
118	Sysco Corp.	3,567
49	Walgreen Co.	1,618
		10,185
	Food, Beverage & Tobacco - 3.9%
27	Anheuser-Busch InBev N.V.	1,651
116	Archer Daniels Midland Co.	3,318
1,588	China Agri-Industries Holdings	1,287
44	Cott Corp. ●	307
42	Diamond Foods, Inc.	1,514
63	Green Mountain Coffee Roasters, Inc. ●	3,338
31	Groupe Danone	1,894
59	Kraft Foods, Inc.	2,259
21	Lorillard, Inc.	2,304
186	Maple Leaf Foods, Inc. w/ Rights	2,052
84	Molson Coors Brewing Co.	3,590
86	PepsiCo, Inc.	5,660
252	Smithfield Foods, Inc. ●	5,624
56	Unilever N.V. CVA	1,878
		36,676
	Health Care Equipment & Services - 5.5%
1,438	CareView Communications, Inc. ●	2,444
20	Cie Generale d'Optique Essilor International S.A.	1,493
32	CIGNA Corp.	1,426
62	Edwards Lifesciences Corp. ●	5,165
60	Gen-Probe, Inc. ●	3,982
155	HCA Holdings, Inc. ●	3,776
261	Hologic, Inc. ●	5,328
17	Humana, Inc.	1,487
2	Intuitive Surgical, Inc. ●	1,058
225	Medtronic, Inc.	8,668
51	St. Jude Medical, Inc.	2,131
78	SXC Health Solutions Corp. ●	4,944
85	UnitedHealth Group, Inc.	4,424
135	Universal Health Services, Inc. Class B	5,574
		51,900
	Household & Personal Products - 0.2%
16	Beiersdorf AG	961
95	Hengan International Group Co., Ltd.	843
		1,804
	Insurance - 4.4%
198	Aflac, Inc.	9,525
322	Ageas	670
710	AIA Group Ltd.	2,367
220	American International Group, Inc. ●	5,519
163	Assured Guaranty Ltd.	2,533
393	Brasil Insurance Participacoes e Administracao S.A.	4,454
205	China Pacific Insurance	679
26	Everest Re Group Ltd.	2,260
83	Genworth Financial, Inc. ●	642
42	Platinum Underwriters Holdings Ltd.	1,435
59	Principal Financial Group, Inc.	1,598
49	Reinsurance Group of America, Inc.	2,692
26	StanCorp Financial Group, Inc.	1,005
33	Swiss Re Ltd.	1,793
187	Unum Group	4,267
		41,439
	Materials - 5.0%
18	Agrium U.S., Inc.	1,477
30	Akzo Nobel N.V.	1,563
16	Allegheny Technologies, Inc.	704
17	Allied Nevada Gold Corp. ●	595
44	AngloGold Ltd. ADR	2,020
165	Aquarius Platinum Ltd.	444
44	ArcelorMittal ADR	897
132	Barrick Gold Corp.	6,492
82	Cabot Corp.	2,957
33	Celanese Corp.	1,598
122	CRH plc	2,435
82	Detour Gold Corp. ●	2,288
73	Flotek Industries, Inc. ●	857
12	Freeport-McMoRan Copper & Gold, Inc.	533
22	Fresnillo plc	596
1	Givaudan	1,230
35	Goldcorp, Inc.	1,698
96	Iluka Resources Ltd.	1,871
137	Louisiana-Pacific Corp. ●	1,170
148	Methanex Corp. ADR	4,035
63	Molycorp, Inc. ●	1,941
29	Mosaic Co.	1,595
25	Newmont Mining Corp.	1,549
143	Norbord, Inc. ●	1,418
63	Owens-Illinois, Inc. ●	1,522
803	PTT Chemical Public Co., Ltd. ●	1,728
303	Sandstorm Gold Ltd. ●	430
357	Sino Forest Corp. Class A ⌂●†	123
32	Umicore	1,490
		47,256
	Media - 3.5%
51	AMC Networks, Inc. ●	2,196
28	CBS Corp. Class B	800

2

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Media - 3.5% - (continued)
243	Comcast Corp. Class A	$6,470
26	Comcast Corp. Special Class A	667
32	DirecTV Class A ●	1,441
155	Focus Media Holding Ltd. ADR ●	3,091
23	Liberty Global, Inc. ●	1,064
104	Omnicom Group, Inc.	4,756
1,475	Sirius XM Radio, Inc. w/ Rights ●	3,084
33	Viacom, Inc. Class B	1,548
215	Walt Disney Co.	8,378
		33,495
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
208	Agilent Technologies, Inc. ●	8,813
27	Alkermes plc ●	500
161	Almirall S.A.	1,133
336	Avanir Pharmaceuticals ●	987
58	Biogen Idec, Inc. ●	6,878
64	Bristol-Myers Squibb Co.	2,067
25	Celgene Corp. ●	1,838
19	Cubist Pharmaceuticals, Inc. ●	763
43	Daiichi Sankyo Co., Ltd.	811
263	Elan Corp. plc ADR ●	3,581
59	Eli Lilly & Co.	2,333
238	Gilead Sciences, Inc. ●	11,635
29	Map Pharmaceuticals, Inc. ●	417
259	Merck & Co., Inc.	9,898
90	Mylan, Inc. ●	1,870
608	Novavax, Inc. ●	919
61	Regeneron Pharmaceuticals, Inc. ●	5,562
20	Roche Holding AG	3,408
121	Seattle Genetics, Inc. ●	2,281
426	TherapeuticsMD, Inc. ●	852
18	Waters Corp. ●	1,550
179	WuXi PharmaTech Cayman, Inc. ●	2,425
		70,521
	Real Estate - 0.7%
30	American Tower Corp. REIT	1,933
12	Daito Trust Construction Co., Ltd.	1,133
8	Unibail-Rodamco SE	1,582
87	Weyerhaeuser Co.	1,742
		6,390
	Retailing - 6.6%
30	Advance Automotive Parts, Inc.	2,330
727	Allstar Co. ⌂†	704
49	Amazon.com, Inc. ●	9,606
69	Ann, Inc. ●	1,664
5	AutoZone, Inc. ●	1,898
1,405	Buck Holdings L.P. ⌂●†	3,254
65	Buckle (The), Inc.	2,832
42	CarMax, Inc. ●	1,269
72	Chico's FAS, Inc.	823
22	Dollar Tree, Inc. ●	1,876
8	Fast Retailing Co., Ltd.	1,515
35	GameStop Corp. Class A ●	815
168	GNC Holdings, Inc. ●	4,635
55	Guess?, Inc.	1,635
74	Kohl's Corp.	3,422
304	Lowe's Co., Inc.	8,164
32	Nordstrom, Inc.	1,565
40	PetSmart, Inc.	2,124
9	Priceline.com, Inc. ●	4,735
46	Rent-A-Center, Inc.	1,541
16	Ross Stores, Inc.	823
112	Target Corp.	5,672
		62,902
	Semiconductors & Semiconductor Equipment - 2.5%
32	Altera Corp.	1,255
43	Analog Devices, Inc.	1,694
218	Arm Holdings plc	2,100
25	Cavium, Inc. ●	807
40	Cree, Inc. ●	1,023
147	Imagination Technologies Group plc ●	1,341
195	Infineon Technologies AG	1,787
35	Maxim Integrated Products, Inc.	947
76	ON Semiconductor Corp. ●	658
291	RF Micro Devices, Inc. ●	1,451
3	Samsung Electronics Co., Ltd.	3,094
248	Skyworks Solutions, Inc. ●	5,352
764	Taiwan Semiconductor Manufacturing Co., Ltd.	2,027
		23,536
	Software & Services - 11.2%
460	Activision Blizzard, Inc.	5,681
43	Automatic Data Processing, Inc.	2,377
30	BMC Software, Inc. ●	1,091
148	Booz Allen Hamilton Holding Corp. ●	2,612
580	Cadence Design Systems, Inc. ●	6,123
54	Cognizant Technology Solutions Corp. ●	3,844
86	Concur Technologies, Inc. ●	4,485
209	eBay, Inc. ●	6,599
35	Equinix, Inc. ●	4,203
33	Fiserv, Inc. ●	2,069
47	Global Payments, Inc.	2,351
2	Google, Inc. ●	1,030
18	IAC/Interactive Corp.	790
97	iGate Corp.	1,762
35	JDA Software Group, Inc. ●	1,025
390	Kit Digital, Inc. ●	4,220
61	LinkedIn Corp. ●	4,436
3	Mastercard, Inc.	996
473	Microsoft Corp.	13,971
13	MicroStrategy, Inc. ●	1,554
286	Oracle Corp.	8,064
41	Paychex, Inc.	1,301
98	Rovi Corp. ●	3,145
33	Salesforce.com, Inc. ●	3,820
20	Sourcefire, Inc. w/ Rights ●	625
43	Stamps.com, Inc. ●	1,324
130	Tibco Software, Inc. ●	3,377
132	TiVo, Inc. ●	1,369
632	Western Union Co.	12,071
		106,315
	Technology Hardware & Equipment - 8.1%
82	Acme Packet, Inc. ●	2,396
38	Apple, Inc. ●	17,565
66	Arrow Electronics, Inc. ●	2,742
813	Cisco Systems, Inc.	15,961

3

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Technology Hardware & Equipment - 8.1% - (continued)
59	Corning, Inc.		$757
365	EMC Corp. ●		9,400
23	F5 Networks, Inc. ●		2,780
176	Finisar Corp. ●		3,575
419	Flextronics International Ltd. ●		2,876
77	Harris Corp.		3,145
70	Jabil Circuit, Inc.		1,577
265	JDS Uniphase Corp. ●		3,362
414	Juniper Networks, Inc. ●		8,671
42	NetApp, Inc. ●		1,578
19	Universal Display Corp. ●		821
			77,206
	Telecommunication Services - 0.3%
376	Hughes Telematics, Inc. ●		1,485
107	Telenor ASA		1,748
			3,233
	Transportation - 2.9%
99	Delta Air Lines, Inc. ●		1,043
34	FedEx Corp.		3,138
64	Hertz Global Holdings, Inc. ●		871
330	JetBlue Airways Corp. ●		1,954
111	JSL S.A.		466
155	Knight Transportation, Inc.		2,726
7	Kuehne & Nagel International AG		877
273	Toll Holdings Ltd.		1,446
336	United Continental Holdings, Inc. ●		7,764
99	United Parcel Service, Inc. Class B		7,522
			27,807
	Utilities - 0.9%
41	Entergy Corp.		2,817
49	NextEra Energy, Inc.		2,924
87	UGI Corp.		2,338
			8,079
	Total common stocks
	(cost $902,268)		$934,664

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
13	Novavax, Inc. ⌂●		$–

	Total warrants
	(cost $–)		$–

	Total long-term investments
	(cost $902,268)		$934,664

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $4,021,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$4,102)
$4,021	0.22%, 1/31/2012		$4,021
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $401, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $409)
401	0.22%, 1/31/2012		401
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $4,457, collateralized by GNMA 4.00%, 2040 - 2041, value of $4,546)
4,457	0.24%, 1/31/2012		4,457
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $2,552, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $2,603)
2,552	0.22%, 1/31/2012		2,552
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $30, collateralized by U.S. Treasury Note 1.75%, 2013, value of $31)
30	0.18%, 1/31/2012		30
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $919, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $937)
919	0.24%, 1/31/2012		919
			12,380
	Total short-term investments
	(cost $12,380)		$12,380

	Total investments
	(cost $914,648) ▲	99.8%	$947,044
	Other assets and liabilities	0.2%	1,715
	Total net assets	100.0%	$948,759

4

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 18.4% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $952,752 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$70,811
Unrealized Depreciation	(76,519)
Net Unrealized Depreciation	$(5,708)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $4,086, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $1,413, which represents 0.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	727	Allstar Co.	740
06/2007	1,405	Buck Holdings L.P.	836
07/2008	13	Novavax, Inc. Warrants	–
06/2011	357	Sino Forest Corp. Class A	2,362
03/2007	59	Solar Cayman Ltd. - 144A	17

At January 31, 2012, the aggregate value of these securities was $4,086, which represents 0.4% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	State Street Global Markets LLC	Sell	$13	$13	02/01/2012	$–
British Pound	Banc of America Securities	Sell	23	23	02/01/2012	–
British Pound	Banc of America Securities	Sell	70	70	02/02/2012	–
British Pound	UBS AG	Sell	297	297	02/03/2012	–
Canadian Dollar	Banc of America Securities	Buy	177	177	02/03/2012	–
Canadian Dollar	Banc of America Securities	Sell	8	8	02/03/2012	–
Canadian Dollar	UBS AG	Buy	229	229	02/02/2012	–
Canadian Dollar	UBS AG	Sell	276	276	02/01/2012	–
Euro	Banc of America Securities	Sell	75	75	02/02/2012	–
Euro	Barclay Investments	Sell	3,085	3,044	12/14/2012	(41)
Euro	Citibank	Sell	2,216	2,190	12/14/2012	(26)
Euro	Deutsche Bank Securities	Sell	285	285	02/03/2012	–
Euro	Deutsche Bank Securities	Sell	1,368	1,350	12/14/2012	(18)
Euro	Deutsche Bank Securities	Sell	1,414	1,426	02/01/2012	12
Euro	Morgan Stanley	Sell	930	918	12/14/2012	(12)

5

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	UBS AG	Sell	$1,202	$1,185	12/14/2012	$(17)
Japanese Yen	Banc of America Securities	Buy	839	832	03/02/2012	7
Japanese Yen	Barclay Investments	Buy	743	727	03/02/2012	16
Japanese Yen	Deutsche Bank Securities	Buy	592	586	02/01/2012	6
Japanese Yen	Deutsche Bank Securities	Buy	1,369	1,367	03/02/2012	2
Japanese Yen	Deutsche Bank Securities	Sell	4,544	4,222	03/02/2012	(322)
Japanese Yen	Morgan Stanley	Buy	1,970	1,866	03/02/2012	104
Japanese Yen	Morgan Stanley	Sell	4,545	4,225	03/02/2012	(320)
Japanese Yen	UBS AG	Buy	519	511	03/02/2012	8
Japanese Yen	UBS AG	Sell	4,538	4,217	03/02/2012	(321)
Norwegian Krone	Deutsche Bank Securities	Sell	12	12	02/01/2012	–
						$(922)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$18,499	$17,047	$1,452	$–
Banks	21,106	19,974	1,132	–
Capital Goods	73,522	48,617	24,905	–
Commercial & Professional Services	4,945	4,945	–	–
Consumer Durables & Apparel	40,917	36,110	4,807	–
Consumer Services	14,027	14,027	–	–
Diversified Financials	54,976	39,606	13,957	1,413
Energy	97,928	80,862	17,066	–
Food & Staples Retailing	10,185	10,185	–	–
Food, Beverage & Tobacco	36,676	29,966	6,710	–
Health Care Equipment & Services	51,900	50,407	1,493	–
Household & Personal Products	1,804	–	1,804	–
Insurance	41,439	35,930	5,509	–
Materials	47,256	37,504	9,629	123
Media	33,495	33,495	–	–
Pharmaceuticals, Biotechnology & Life Sciences	70,521	65,169	5,352	–
Real Estate	6,390	3,675	2,715	–
Retailing	62,902	57,429	1,515	3,958
Semiconductors & Semiconductor Equipment	23,536	13,187	10,349	–
Software & Services	106,315	106,315	–	–
Technology Hardware & Equipment	77,206	77,206	–	–
Telecommunication Services	3,233	1,485	1,748	–
Transportation	27,807	25,484	2,323	–
Utilities	8,079	8,079	–	–
Total	934,664	816,704	112,466	5,494
Warrants	–	–	–	–
Short-Term Investments	12,380	–	12,380	–
Total	$947,044	$816,704	$124,846	$5,494
Foreign Currency Contracts*	155	–	155	–
Total	$155	$–	$155	$–
Liabilities:
Foreign Currency Contracts*	1,077	–	1,077	–
Total	$1,077	$–	$1,077	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

The Hartford Capital Appreciation II Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Common Stocks	$9,701	$453	$(409	)†	$—	$—	$(577)	$—	$(3,674)	$5,494
Total	$9,701	$453	$(409)		$—	$—	$(577)	$—	$(3,674)	$5,494

*

Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).

2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(409).

8

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY FUNDS - 66.8%
17,557	The Hartford Capital Appreciation Fund, Class Y		$602,545
30,298	The Hartford Dividend and Growth Fund, Class Y		601,121
	Total equity funds
	(cost $1,062,299)		$1,203,666

FIXED INCOME FUNDS - 33.2%
54,522	The Hartford Total Return Bond Fund, Class Y		$598,648
	Total fixed income funds
	(cost $575,745)		$598,648

	Total investments in affiliated investment companies
	(cost $1,638,044)		$1,802,314

	Total long-term investments
	(cost $1,638,044)		$1,802,314

	Total investments
	(cost $1,638,044) ▲	100.0%	$1,802,314
	Other assets and liabilities	–%	(173)
	Total net assets	100.0%	$1,802,141

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $1,706,216 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$96,098
Unrealized Depreciation	—
Net Unrealized Appreciation	$96,098

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$1,802,314	$1,802,314	$—	$—
Total	$1,802,314	$1,802,314	$—	$—

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

1

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.2%
EQUITY FUNDS - 40.7%
1,884	The Hartford Alternative Strategies Fund, Class Y		$20,982
48	The Hartford Capital Appreciation Fund, Class Y		1,631
122	The Hartford Capital Appreciation II Fund, Class Y●		1,675
813	The Hartford Disciplined Equity Fund, Class Y		11,177
329	The Hartford Dividend and Growth Fund, Class Y		6,522
1,213	The Hartford Equity Income Fund, Class Y		16,771
159	The Hartford Fundamental Growth Fund, Class Y		1,826
47	The Hartford Global Growth Fund, Class Y●		718
458	The Hartford Global Research Fund, Class Y		4,104
173	The Hartford Growth Fund, Class Y●		3,168
183	The Hartford International Opportunities Fund, Class Y		2,578
226	The Hartford International Small Company Fund, Class Y		2,716
728	The Hartford International Value Fund, Class Y		8,236
87	The Hartford MidCap Fund, Class Y		1,829
210	The Hartford MidCap Value Fund, Class Y		2,504
74	The Hartford Small Company Fund, Class Y		1,529
240	The Hartford Small/Mid Cap Equity Fund, Class Y		2,613
143	The Hartford SmallCap Growth Fund, Class Y●		4,936
1,124	The Hartford Value Fund, Class Y		13,026
201	The Hartford Value Opportunities Fund, Class Y		2,729
	Total equity funds
	(cost $100,409)		$111,270

FIXED INCOME FUNDS - 56.5%
1,538	The Hartford Corporate Opportunities Fund, Class Y		$15,657
993	The Hartford Floating Rate Fund, Class Y		8,670
96	The Hartford High Yield Fund, Class Y		694
3,273	The Hartford Inflation Plus Fund, Class Y		40,091
2,097	The Hartford Money Market Fund, Class Y ●		2,097
4,404	The Hartford Short Duration Fund, Class Y		43,384
400	The Hartford Strategic Income Fund, Class Y		3,716
3,637	The Hartford Total Return Bond Fund, Class Y		39,936
	Total fixed income funds
	(cost $147,321)		$154,245

	Total investments in affiliated investment companies
	(cost $247,730)		$265,515
EXCHANGE TRADED FUNDS - 2.7%
142	Powershares DB Commodity Index Tracking Fund ●		$3,954
122	Powershares Emerging Markets Sovereign Debt Portfolio		3,355
	Total exchange traded funds
	(cost $6,181)		$7,309

	Total long-term investments
	(cost $253,911)		$272,824

SHORT-TERM INVESTMENTS - 0.0%
15	State Street Bank Money Market Fund		$15

	Total short-term investments
	(cost $15)		$15

	Total investments
	(cost $253,926) ▲	99.9%	$272,839
	Other assets and liabilities	0.1%	323
	Total net assets	100.0%	$273,162

1

The Hartford Conservative Allocation Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $255,797 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,984
Unrealized Depreciation	(2,942)
Net Unrealized Appreciation	$17,042

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$265,515	$265,515	$–	$–
Exchange Traded Funds	7,309	7,309	–	–
Short-Term Investments	15	15	–	–
Total	$272,839	$272,839	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Corporate Opportunities Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.9%
Finance and Insurance - 3.9%
	Real Estate Credit (Mortgage Banking) - 3.9%
	Banc of America Commercial Mortgage, Inc.
$2,278	5.50%, 11/10/2039 ⌂■►	$32
170	5.62%, 06/10/2049 Δ	186
4,941	12.00%, 06/10/2039 ⌂■►	16
	Banc of America Large Loan
881	2.04%, 11/15/2015 ■Δ	817
	Bear Stearns Commercial Mortgage Securities, Inc.
1,445	4.84%, 03/13/2040	1,471
	Citigroup Commercial Mortgage Trust
335	5.70%, 12/10/2049 Δ	382
	Commercial Mortgage Pass-Through Certificates
700	4.31%, 12/10/2012 ■	700
350	4.76%, 12/10/2012 ■	350
1,821	5.30%, 07/10/2046 ■►	172
4,006	5.50%, 03/10/2039 ⌂■►	78
890	5.61%, 06/09/2028 ■	908
410	5.95%, 06/09/2028 ■	417
1,995	8.25%, 10/01/2020 ■►	84
	Equity One ABS, Inc.
3	2.78%, 07/25/2034 Δ	–
21	5.46%, 12/25/2033	8
	GE Capital Commercial Mortgage Corp.
46,888	6.35%, 11/10/2045 ⌂■►	16
	GMAC Mortgage Servicer Advance Funding
960	3.72%, 03/15/2023 ■	958
	Greenwich Capital Commercial Funding Corp.
387	0.00%, 11/05/2021 ⌂■●	–
	JP Morgan Automotive Receivable Trust
75	12.85%, 03/15/2012 ⌂○†	73
	JP Morgan Chase Commercial Mortgage Securities Corp.
685	3.36%, 11/13/2044 ■	701
200	5.44%, 06/12/2047 Δ	222
979	6.00%, 09/15/2020 ■►	95
1,581	9.00%, 01/15/2038 ⌂■►	31
1,000	10.00%, 10/15/2020 ■►	37
	LB-UBS Commercial Mortgage Trust
15,043	0.05%, 06/15/2036 ⌂■Δ	26
	Long Beach Asset Holdings Corp.
45	0.00%, 04/25/2046 ■●	–
	Merrill Lynch/Countrywide Commercial Mortgage Trust
510	5.38%, 08/12/2048	542
	Nationstar Home Equity Loan Trust
22	0.00%, 03/25/2037 ⌂■●†	–
	Renaissance Home Equity Loan Trust
335	5.58%, 11/25/2036 Δ	185
200	6.16%, 05/25/2036	11
	Wachovia Bank Commercial Mortgage Trust
4,638	15.00%, 02/15/2041 ⌂■►	70
	Wamu Commercial Mortgage Securities Trust
400	6.13%, 03/23/2045 ■ΔΨ	218
	WF-RBS Commercial Mortgage Trust
675	4.90%, 06/15/2044 ■	763
4,975	6.02%, 11/15/2044 ■►	589
		10,158
	Total asset & commercial mortgage backed securities
	(cost $10,798)	$10,158

CORPORATE BONDS - 78.4%
Accommodation and Food Services - 1.3%
	Traveler Accommodation - 1.3%
	MGM Mirage, Inc.
$1,495	11.13%, 11/15/2017	$1,700
	MGM Resorts International
1,490	11.38%, 03/01/2018	1,710
		3,410
Administrative Waste Management and Remediation - 0.3%
	Waste Treatment and Disposal - 0.3%
	Energy Solutions, Inc. LLC
762	10.75%, 08/15/2018	731

Agriculture, Forestry, Fishing and Hunting - 0.2%
	Fishing - 0.2%
	American Seafood Group LLC
690	10.75%, 05/15/2016 ■	649

Air Transportation - 0.8%
	Scheduled Air Transportation - 0.8%
	Continental Airlines, Inc.
1,255	5.98%, 04/19/2022	1,338
	United Air Lines, Inc.
705	9.88%, 08/01/2013 ■	737
		2,075
Arts, Entertainment and Recreation - 3.7%
	Cable and Other Subscription Programming - 1.0%
	DirecTV Holdings LLC
1,900	5.20%, 03/15/2020	2,099
	UPC Germany GMBH
461	8.13%, 12/01/2017 ■	498
		2,597
	Gambling Industries - 0.3%
	Downstream Development Authority
358	10.50%, 07/01/2019 ■	349
	FireKeepers Development Authority
486	13.88%, 05/01/2015 ■	547
		896
	Motion Picture and Video Industries - 0.3%
	NAI Entertainment Holdings LLC
804	8.25%, 12/15/2017 ■	878

	Newspaper, Periodical, Book and Database Publisher - 1.9%
	Knight Ridder, Inc.
2,440	6.88%, 03/15/2029	1,244

1

The Hartford Corporate Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 78.4% - (continued)
Arts, Entertainment and Recreation - 3.7% - (continued)
	Newspaper, Periodical, Book and Database Publisher - 1.9% - (continued)
	McClatchy Co.
$829	11.50%, 02/15/2017	$846
	News America Holdings, Inc.
1,500	7.70%, 10/30/2025	1,890
	TL Acquisitions, Inc.
1,407	10.50%, 01/15/2015 ■	1,024
		5,004
	Other Amusement and Recreation Industries - 0.2%
	Clubcorp Club Operations, Inc.
427	10.00%, 12/01/2018	426

		9,801
Beverage and Tobacco Product Manufacturing - 1.6%
	Beverage Manufacturing - 1.0%
	Pernod-Ricard S.A.
2,500	2.95%, 01/15/2017 ■	2,545

	Tobacco Manufacturing - 0.6%
	Altria Group, Inc.
1,035	10.20%, 02/06/2039	1,640

		4,185
Chemical Manufacturing - 2.5%
	Agricultural Chemical Manufacturing - 1.2%
	Incitec Pivot Finance LLC
1,130	6.00%, 12/10/2019 ■	1,239
	Incitec Pivot Ltd.
1,000	4.00%, 12/07/2015 ■	1,022
	Yara International ASA
655	7.88%, 06/11/2019 ■	820
		3,081
	Basic Chemical Manufacturing - 1.0%
	Dow Chemical Co.
1,315	8.55%, 05/15/2019	1,743
	Ecolab, Inc.
715	5.50%, 12/08/2041	824
		2,567
	Paint, Coating, and Adhesive Manufacturing - 0.3%
	Ferro Corp.
920	7.88%, 08/15/2018	941

		6,589
Computer and Electronic Product Manufacturing - 1.7%
	Communications Equipment Manufacturing - 1.0%
	Cingular Wireless LLC
2,000	7.13%, 12/15/2031	2,573

	Computer and Peripheral Equipment Manufacturing - 0.5%
	Hewlett-Packard Co.
1,325	2.35%, 03/15/2015	1,341

	Semiconductor, Electronic Component Manufacturing - 0.2%
	Advanced Micro Devices, Inc.
600	8.13%, 12/15/2017	648

		4,562
Construction - 0.6%
	Residential Building Construction - 0.6%
	Urbi Desarrollos Urbanos
1,688	9.75%, 02/03/2022 ■☼	1,692

Finance and Insurance - 33.1%
	Captive Auto Finance - 0.3%
	Ford Motor Credit Co.
775	6.63%, 08/15/2017	867

	Commercial Banking - 0.8%
	First Tennessee Bank
310	5.65%, 04/01/2016	315
	Rabobank Netherlands
1,004	11.00%, 06/30/2019 ■♠	1,242
	Santander Holdings USA
554	4.63%, 04/19/2016	541
		2,098
	Depository Credit Banking - 7.1%
	Bank of America Corp.
825	5.65%, 05/01/2018	844
3,530	5.75%, 12/01/2017	3,635
1,410	6.50%, 08/01/2016	1,504
	Citigroup, Inc.
1,310	4.45%, 01/10/2017	1,366
2,997	4.59%, 12/15/2015	3,147
477	6.38%, 08/12/2014	516
3,562	8.50%, 05/22/2019	4,352
	Eksportfinans ASA
941	1.88%, 04/02/2013	917
	NBD Bancorp, Inc.
960	8.25%, 11/01/2024	1,211
	PNC Bank NA
1,000	6.00%, 12/07/2017	1,125
		18,617
	Insurance Carriers - 3.9%
	American International Group, Inc.
341	3.65%, 01/15/2014	340
	Cigna Corp.
1,059	2.75%, 11/15/2016	1,072
	CNA Financial Corp.
1,011	5.75%, 08/15/2021	1,068
	Guardian Life Insurance Co.
409	7.38%, 09/30/2039 ■	527
	Liberty Mutual Group, Inc.
776	10.75%, 06/15/2058 ■	989
	Met Life Global Funding I
2,800	2.00%, 01/19/2015 ■	2,828
	Nationwide Mutual Insurance Co.
800	9.38%, 08/15/2039 ■	984

2

The Hartford Corporate Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 78.4% - (continued)
Finance and Insurance - 33.1% - (continued)
	Insurance Carriers - 3.9% - (continued)
	Ohio National Financial Services, Inc.
$893	6.38%, 04/30/2020 ■	$1,020
	Prudential Financial, Inc.
1,260	6.20%, 01/15/2015	1,396
		10,224
	International Trade Financing (Foreign Banks) - 2.0%
	ABN Amro Bank N.V.
1,989	4.25%, 02/02/2017 ■	1,988
	Allied Irish Banks plc
2,000	2.30%, 03/15/2013 †Δ	1,840
	Royal Bank of Scotland plc
1,235	3.95%, 09/21/2015	1,227
		5,055
	Monetary Authorities - Central Bank - 1.0%
	Lloyds Banking Group plc
2,085	4.38%, 01/12/2015 ■	2,104
	Santander U.S. Debt S.A.
600	3.72%, 01/20/2015 ■	571
		2,675
	Nondepository Credit Banking - 6.8%
	Capital One Financial Corp.
296	2.13%, 07/15/2014	297
829	3.15%, 07/15/2016	849
	CIT Group, Inc.
3,820	7.00%, 05/01/2017	3,825
	Discover Financial Services, Inc.
1,500	10.25%, 07/15/2019	1,883
	General Electric Capital Corp.
773	4.38%, 09/16/2020	808
2,350	5.63%, 05/01/2018 ╦ ‡	2,694
	Provident Funding Associates L.P.
627	10.13%, 02/15/2019 ■	473
1,253	10.25%, 04/15/2017 ■	1,200
	SLM Corp.
1,000	5.00%, 04/15/2015	1,011
813	6.00%, 01/25/2017	818
1,440	6.25%, 01/25/2016	1,470
	Springleaf Finance Corp.
3,128	6.90%, 12/15/2017	2,424
		17,752
	Other Financial Investment Activities - 4.7%
	Asciano Finance Ltd.
502	3.13%, 09/23/2015 ■	489
848	5.00%, 04/07/2018 ■	875
	CDP Financial, Inc.
2,000	3.00%, 11/25/2014 ■	2,085
3,000	4.40%, 11/25/2019 ■	3,283
	UPCB Finance III Ltd.
655	6.63%, 07/01/2020 ■	668
	Xstrata Finance Canada Corp.
1,195	3.60%, 01/15/2017 ■	1,235
905	4.95%, 11/15/2021 ■	966
	ZFS Finance USA Trust I
2,682	6.50%, 05/09/2037 ■Δ	2,474
		12,075
	Other Investment Pools and Funds - 0.4%
	Ineos Finance plc
950	9.00%, 05/15/2015 ■	981

	Real Estate Investment Trust (REIT) - 0.1%
	CNL Lifestyle Properties
405	7.25%, 04/15/2019	376

	Securities and Commodity Contracts and Brokerage - 6.0%
	Goldman Sachs Group, Inc.
710	3.63%, 02/07/2016	707
1,970	5.38%, 03/15/2020 ╦	1,998
738	6.00%, 06/15/2020 ╦ Ø	780
1,239	6.25%, 02/01/2041	1,266
	JP Morgan Chase & Co.
2,000	4.75%, 03/01/2015 ╦	2,157
	Merrill Lynch & Co., Inc.
1,425	6.05%, 05/16/2016	1,435
	Morgan Stanley
2,900	3.80%, 04/29/2016	2,818
1,755	5.75%, 10/18/2016	1,824
1,975	6.25%, 08/28/2017	2,055
	Penson Worldwide, Inc.
913	12.50%, 05/15/2017 ■	539
		15,579
		86,299
Food Manufacturing - 0.5%
	Grain and Oilseed Milling - 0.1%
	Post Holdings, Inc.
116	7.38%, 02/15/2022 ■ ☼	120

	Other Food Manufacturing - 0.4%
	Sigma Alimentos S.A.
1,075	5.63%, 04/14/2018 §	1,096

		1,216
Food Services - 0.6%
	Full-Service Restaurants - 0.6%
	Landry's Restaurants, Inc.
1,360	11.63%, 12/01/2015	1,459

Health Care and Social Assistance - 2.6%
	General Medical and Surgical Hospitals - 0.3%
	HCA, Inc.
1,097	7.50%, 11/15/2095	842

	Health and Personal Care Stores - 1.4%
	CVS Caremark Corp.
2,924	8.35%, 07/10/2031 ■	3,645

	Pharmaceutical and Medicine Manufacturing - 0.9%
	Gilead Sciences, Inc.
1,111	4.40%, 12/01/2021	1,203
	Teva Pharmaceutical Finance B.V.
1,075	3.65%, 11/10/2021	1,137
		2,340
		6,827

3

The Hartford Corporate Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 78.4% - (continued)
Information - 6.2%
	Cable and Other Program Distribution - 0.8%
	Rogers Cable, Inc.
$1,205	8.75%, 05/01/2032	$1,620
	TCI Communications, Inc.
380	8.75%, 08/01/2015	468
		2,088
	Internet Service Providers and Web Search Portals - 0.2%
	GXS Worldwide, Inc.
688	9.75%, 06/15/2015	674

	Satellite Telecommunications - 0.6%
	Intelsat Jackson Holdings Ltd.
1,432	8.50%, 11/01/2019	1,550

	Software Publishers - 0.7%
	Microsoft Corp.
1,500	4.50%, 10/01/2040	1,722

	Telecommunications - Other - 2.1%
	Level 3 Financing, Inc.
1,528	10.00%, 02/01/2018	1,631
	MTS International Funding Ltd.
105	8.63%, 06/22/2020 ■	119
	Sprint Nextel Corp.
703	9.00%, 11/15/2018 ■	757
	Telecom Italia Capital
779	7.18%, 06/18/2019	789
307	7.72%, 06/04/2038	288
	Telefonica Emisiones SAU
2,000	3.99%, 02/16/2016	1,999
		5,583
	Telecommunications - Wireless Carriers - 1.6%
	Clearwire Corp.
1,296	12.00%, 12/01/2015 ■	1,221
	Qwest Corp.
1,465	7.20%, 11/10/2026	1,465
470	7.25%, 10/15/2035	470
	Trilogy International Partners LLC
851	10.25%, 08/15/2016 ■	749
		3,905
	Wireless Communications Services - 0.2%
	Cellco Partnership - Verizon Wireless Capital
477	8.50%, 11/15/2018	665

		16,187
Mining - 0.9%
	Metal Ore Mining - 0.6%
	Cliff's Natural Resources, Inc.
1,125	5.90%, 03/15/2020	1,237
	Rio Tinto Finance USA Ltd.
265	9.00%, 05/01/2019	369
		1,606
	Nonmetallic Mineral Mining and Quarrying - 0.3%
	Anglo American Capital plc
732	9.38%, 04/08/2014 ■	836

		2,442
Miscellaneous Manufacturing - 0.8%
	Aerospace Product and Parts Manufacturing - 0.6%
	Meccanica Holdings USA, Inc.
682	6.25%, 07/15/2019 - 01/15/2040 ■	543
	Textron, Inc.
1,000	4.63%, 09/21/2016	1,038
		1,581
	Other Miscellaneous Manufacturing - 0.2%
	Tyco Electronics Group S.A.
439	6.55%, 10/01/2017	520

		2,101
Motor Vehicle and Parts Manufacturing - 1.0%
	Motor Vehicle Manufacturing - 0.6%
	Chrysler Group
800	8.25%, 06/15/2021 ■	764
	Ford Motor Co.
325	7.50%, 08/01/2026	354
310	9.22%, 09/15/2021	374
		1,492
	Motor Vehicle Parts Manufacturing - 0.4%
	TRW Automotive, Inc.
678	3.50%, 12/01/2015	1,005

		2,497
Paper Manufacturing - 1.2%
	Pulp, Paper, and Paperboard Mills - 1.2%
	Georgia-Pacific LLC
1,960	8.88%, 05/15/2031	2,723
	Mercer International, Inc.
458	9.50%, 12/01/2017	475
		3,198
Petroleum and Coal Products Manufacturing - 4.6%
	Natural Gas Distribution - 0.4%
	Sempra Energy
588	9.80%, 02/15/2019	802
	Targa Resources Partners
214	6.38%, 08/01/2022 ■	217
		1,019
	Oil and Gas Extraction - 1.2%
	Alon Refinancing Krotz Springs, Inc.
310	13.50%, 10/15/2014	325
	Anadarko Petroleum Corp.
1,760	6.38%, 09/15/2017	2,082
	Nabors Industries, Inc.
105	5.00%, 09/15/2020	110
537	9.25%, 01/15/2019	678
		3,195
	Petroleum and Coal Products Manufacturing - 2.2%
	Marathon Petroleum Corp.
1,000	5.13%, 03/01/2021	1,063
1,100	6.50%, 03/01/2041	1,222
	Tesoro Corp.
333	9.75%, 06/01/2019	377
	Valero Energy Corp.
650	9.38%, 03/15/2019	829
1,000	10.50%, 03/15/2039	1,459

4

The Hartford Corporate Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 78.4% - (continued)
Petroleum and Coal Products Manufacturing - 4.6% - (continued)
	Petroleum and Coal Products Manufacturing - 2.2% - (continued)
	Western Refining, Inc.
$581	11.25%, 06/15/2017 ■	$656
		5,606
	Support Activities For Mining - 0.8%
	Key Energy Services, Inc.
531	6.75%, 03/01/2021	544
	Transocean, Inc.
485	5.05%, 12/15/2016	520
535	6.38%, 12/15/2021	607
475	7.35%, 12/15/2041	572
		2,243
		12,063
Pipeline Transportation - 1.4%
	Pipeline Transportation of Natural Gas - 1.3%
	DCP Midstream LLC
845	4.75%, 09/30/2021 ■	892
	Dynegy Holdings, Inc.
1,856	0.00%, 06/01/2019 Ω	1,137
	Tennessee Gas Pipeline Co.
1,000	8.38%, 06/15/2032	1,241
		3,270
	Pipeline Transportation of Crude Oil - 0.1%
	Chesapeake Midstream Partners
350	6.13%, 07/15/2022 ■	356

		3,626
Plastics and Rubber Products Manufacturing - 0.1%
	Plastics Product Manufacturing - 0.1%
	Sealed Air Corp.
136	8.13%, 09/15/2019 ■	151

Primary Metal Manufacturing - 2.0%
	Alumina and Aluminum Production and Processing - 1.0%
	Alcoa, Inc.
2,000	6.15%, 08/15/2020	2,184
	Aleris International, Inc.
272	7.63%, 02/15/2018	275
		2,459
	Iron, Steel Mills and Ferroalloy Manufacturing - 1.0%
	ArcelorMittal
690	9.00%, 02/15/2015	790
1,600	9.85%, 06/01/2019	1,886
		2,676
		5,135
Printing and Related Support Activities - 0.6%
	Printing and Related Support Activities - 0.6%
	Harland Clarke Holdings Corp.
1,025	9.50%, 05/15/2015	820
	Sheridan (The) Group, Inc.
787	12.50%, 04/15/2014	653
		1,473
Professional, Scientific and Technical Services - 1.3%
	Advertising and Related Services - 1.3%
	Affinion Group, Inc.
2,698	11.50%, 10/15/2015	2,394
1,305	11.63%, 11/15/2015	1,103
		3,497
Real Estate, Rental and Leasing - 1.8%
	Activities Related To Real Estate - 0.2%
	Realogy Corp.
377	7.63%, 01/15/2020 ■ ☼	377

	Industrial Machinery and Equipment Rental and Leasing - 1.6%
	International Lease Finance Corp.
1,074	6.50%, 09/01/2014 ■	1,132
2,570	6.75%, 09/01/2016 ■	2,766
	Maxim Crane Works L.P.
358	12.25%, 04/15/2015 ■	333
		4,231
		4,608
Retail Trade - 1.9%
	Department Stores - 0.2%
	Sears Holdings Corp.
683	6.63%, 10/15/2018	555

	Direct Selling Establishments - 0.9%
	Energy Transfer Partners
915	4.65%, 06/01/2021	934
1,200	6.50%, 02/01/2042	1,295
		2,229
	Grocery Stores - 0.5%
	Ahold Lease USA, Inc.
1,067	8.62%, 01/02/2025	1,315

	Jewelry, Luggage, and Leather Goods Stores - 0.3%
	Liz Claiborne, Inc.
745	10.50%, 04/15/2019 ■	810

		4,909
Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
	Yankee Candle Co.
448	10.25%, 02/15/2016	427

Truck Transportation - 0.3%
	General Freight Trucking - 0.3%
	Swift Transportation Co., Inc.
623	12.50%, 05/15/2017 ■	669

Utilities - 4.3%
	Electric Generation, Transmission and Distribution - 4.3%
	AES El Salvador Trust
625	6.75%, 02/01/2016 §	613
	Ameren Corp.
2,305	8.88%, 05/15/2014	2,603
	Dominion Resources, Inc.
1,050	4.90%, 08/01/2041	1,162

5

The Hartford Corporate Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 78.4% - (continued)
Utilities - 4.3% - (continued)
	Electric Generation, Transmission and Distribution - 4.3% - (continued)
	Edison Mission Energy
$1,895	7.00%, 05/15/2017	$1,099
	Ipalco Enterprises, Inc.
2,000	7.25%, 04/01/2016 ■	2,180
	MidAmerican Energy Holdings Co.
1,900	8.48%, 09/15/2028	2,775
	PSEG Power LLC
770	5.50%, 12/01/2015	864
		11,296
Wholesale Trade - 0.3%
	Miscellaneous Durable Goods Wholesalers - 0.3%
	Spectrum Brands, Inc.
706	12.00%, 08/28/2019 Þ	771

	Total corporate bonds
	(cost $199,292)	$204,545

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
	Canada - 2.1%
	Ontario (Province of)
$2,585	3.00%, 07/16/2018	$2,745
	Quebec (Province of)
2,655	2.75%, 08/25/2021	2,687
		5,432
	Total foreign government obligations
	(cost $5,257)	$5,432

MUNICIPAL BONDS - 1.5%
	General Obligations - 1.3%
	Pennsylvania State Build America Bonds
$3,000	4.65%, 02/15/2026	$3,425

	Transportation - 0.2%
	Alameda CA Corridor Transportaion Auth
1,705	9.20%, 10/01/2028 ○	433

	Total municipal bonds
	(cost $3,749)	$3,858

SENIOR FLOATING RATE INTERESTS♦ - 2.8%
Air Transportation - 0.3%
	Scheduled Air Transportation - 0.3%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$861	4.27%, 11/29/2013 ± ⌂	$814

Arts, Entertainment and Recreation - 0.2%
	Motion Picture & Video Industry - 0.2%
	Revel Entertainment Group LLC
601	9.00%, 02/17/2017 ±	578

Finance and Insurance - 0.6%
	Other Financial Investment Activities - 0.6%
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Committment
173	8.75%, 12/17/2017 ±	167
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Committment
412	8.75%, 12/17/2017 ±	399
	Nuveen Investments, Inc., Second Lien Term Loan
860	12.50%, 07/31/2015 ±	893
		1,459
Information - 0.3%
	Cable and Other Program Distribution - 0.3%
	WideOpenWest Finance LLC, Second Lien Term Loan
802	6.53%, 06/29/2015 ± Þ	726

Motor Vehicle and Parts Manufacturing - 0.7%
	Motor Vehicle Manufacturing - 0.7%
	General Motors Co.
2,085	0.38%, 10/27/2015 ◊ ☼	1,843

Petroleum and Coal Products Manufacturing - 0.2%
	Oil & Gas Extraction - 0.2%
	Dynegy Power LLC
498	9.25%, 08/05/2016 ±	507

Retail Trade - 0.5%
	Sporting Goods, Hobby and Musical Instrument Store - 0.5%
	Easton-Bell Sports, Inc.
1,361	11.50%, 12/31/2015 ±⌂Þ	1,320

	Total senior floating rate interests
	(cost $7,560)	$7,247

U.S. GOVERNMENT AGENCIES - 0.2%
	Federal Home Loan Mortgage Corporation - 0.2%
$5,125	4.99%, 08/25/2018 ►	$538

	Total U.S. government agencies
	(cost $522)	$538

U.S. GOVERNMENT SECURITIES - 3.5%
U.S. Treasury Securities - 3.5%
	U.S. Treasury Bonds - 0.6%
$1,450	2.00%, 11/15/2021	$1,476

	U.S. Treasury Notes - 2.9%
5,300	0.88%, 01/31/2017	5,343
2,272	2.13%, 08/15/2021 ‡	2,345
		7,688
		9,164
	Total U.S. government securities
	(cost $9,104)	$9,164

6

The Hartford Corporate Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Contracts			Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Credit Contracts - 0.0%
	Credit Default Swaption ITRX.EUR.16
8,437	Expiration: 03/22/2012, Exercise Price: 1.80%		$19

	Interest Rate Contracts - 0.0%
	U.S. Treasury CME Ultra Bond Future
–	Expiration: 02/27/2012, Exercise Price: $157.00		32

	Total put options purchased
	(cost $288)		$51

Shares or Principal Amount			Market Value ╪
PREFERRED STOCKS - 0.6%
	Automobile Manufacturers - 0.3%
17	General Motors Co., 4.75% ۞		$661

	Diversified Banks - 0.3%
1	US Bancorp		876

	Total preferred stocks
	(cost $1,524)		$1,537

WARRANTS - 0.0%
	Packaged Foods & Meats - 0.0%
–	ASG Consolidated LLC ⌂ ■		$18

	Total warrants
	(cost $9)		$18

	Total long-term investments
	(cost $238,103)		$242,548

SHORT-TERM INVESTMENTS - 5.7%
Investment Pools and Funds - 0.0%
14	JP Morgan U.S. Government Money Market Fund		$14

Repurchase Agreements - 5.2%
Deutsche Bank Securities TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $3,476,
collateralized by U.S. Treasury Bond
4.75%, 2037, U.S. Treasury Note 2.63%,
	2020, value of $3,545)
$3,476	0.20%, 1/31/2012		$3,476
RBC Capital Markets Corp. TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $5,505,
collateralized by U.S. Treasury Bill 0.01% -
0.05%, 2012, U.S. Treasury Bond 4.38%,
2041, U.S. Treasury Note 0.25% - 1.38%,
	2014 - 2018, value of $5,615)
5,505	0.13%, 1/31/2012		5,505
RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing on
02/01/2012 in the amount of $4,265,
collateralized by U.S. Treasury Bond
4.50%, 2038, U.S. Treasury Note 0.38%,
	2013, value of $4,351)
4,265	0.18%, 1/31/2012		4,265
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $395, collateralized by U.S. Treasury Note 4.25%, 2013, value of $403)
395	0.20%, 1/31/2012		395
			13,641
U.S. Treasury Bills - 0.5%
1,306	0.001%, 2/2/2012□○		1,306

	Total short-term investments
	(cost $14,961)		$14,961

	Total investments
	(cost $253,064) ▲	98.7%	$257,509
	Other assets and liabilities	1.3%	3,458
	Total net assets	100.0%	$260,967

7

The Hartford Corporate Opportunities Fund (formerly known as The Hartford Income Fund)
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 19.2% of total net assets at January 31, 2012.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $253,078 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,472
Unrealized Depreciation	(5,041)
Net Unrealized Appreciation	$4,431

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $1,913, which represents 0.7% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.
Ω	Debt security in default due to bankruptcy.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.
○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.
►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2012.
±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2012.
◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2012.
♦

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate.  Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.  The rate at which the borrower repays cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $65,910, which represents 25.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $1,709, which represents 0.7% of total net assets.

8

The Hartford Corporate Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2010 - 07/2010	–	ASG Consolidated LLC Warrants - 144A	$9
03/2004	$2,278	Banc of America Commercial Mortgage, Inc., 5.50%, 11/10/2039 - 144A	26
07/2004	$4,941	Banc of America Commercial Mortgage, Inc., 12.00%, 06/10/2039 - 144A	14
03/2004	$4,006	Commercial Mortgage Pass-Through Certificates, 5.50%, 03/10/2039 - 144A	69
11/2010 - 11/2011	$1,361	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	1,365
12/2005	$46,888	GE Capital Commercial Mortgage Corp., 6.35%, 11/10/2045 - 144A	5
05/2007	$387	Greenwich Capital Commercial Funding Corp., 0.00%, 11/05/2021 - 144A	376
03/2007	$75	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	75
03/2004 - 08/2006	$1,581	JP Morgan Chase Commercial Mortgage Securities Corp., 9.00%, 01/15/2038 - 144A	31
04/2005	$15,043	LB-UBS Commercial Mortgage Trust, 0.05%, 06/15/2036 - 144A	–
01/2011	$861	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.27%, 11/29/2013	794
04/2007	$22	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	22
02/2004	$4,638	Wachovia Bank Commercial Mortgage Trust, 15.00%, 02/15/2041 - 144A	63

At January 31, 2012, the aggregate value of these securities was $2,494, which represents 1.0% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $4,168 at January 31, 2012.

Þ	This security may pay interest in additional principal instead of cash.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦

This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. Securities valued at $328, held on behalf of the Fund at the custody bank, were received from the broker as collateral in connection with swap contracts.

This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at January 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	45	Long	03/30/2012	$9,934	$9,917	$17
5 Year U.S. Treasury Note	169	Short	03/30/2012	20,964	20,790	(174)
10 Year U.S. Treasury Note	62	Short	03/21/2012	8,199	8,064	(135)
30 Year U.S. Treasury Bond	33	Long	03/21/2012	4,799	4,679	120
U.S. Ultra Bond	148	Long	03/21/2012	23,675	23,475	200
						$28

*	The number of contracts does not omit 000's. Cash of $20 was pledged as initial margin deposit and collateral for open futures contracts at January 31, 2012.

Ø	This security, or a portion of this security, collateralized the written put options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Credit Default Swaption ITRX.EUR.16 (JP Morgan Securities)	Credit	2.50%	03/22/2012	8,436,887	$2	$71	$69

*	The number of contracts does not omit 000's.

9

The Hartford Corporate Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Barclay Investment, Inc.	$1,180	Buy	(1.00)% / 2.77%	09/20/16	$129	$87	$(42)
Capital One Financial Corp.	Barclay Investment, Inc.	1,400	Buy	(1.00)% / 1.24%	12/20/16	58	16	(42)
CDX North American High Yield Index	Morgan Stanley	3,846	Buy	(5.00)%	06/20/16	–	21	21
CDX North American High Yield Index	Morgan Stanley	1,666	Buy	(5.00)%	06/20/16	183	12	(171)
CDX North American Investment Grade Index	Morgan Stanley	4,910	Buy	(1.00)%	12/20/16	81	2	(79)
Enterprise Products Operating LLC	Credit Suisse	2,000	Sell	1.00% / 1.57%	12/20/16	(66)	(53)	13
General Electric Capital Corp.	Barclay Investment, Inc.	2,800	Sell	1.00% / 1.87%	12/20/16	(288)	(111)	177
iTraxx Europe Tranche	Morgan Stanley	7,000	Buy	(1.00)%	06/20/16	84	151	67
JP Morgan Chase & Co.	Barclay Investment, Inc.	1,340	Buy	(1.00)% / 1.21%	09/20/16	26	12	(14)
JP Morgan Chase & Co.	Credit Suisse	2,000	Buy	(1.00)% / 0.97%	03/20/15	6	(2)	(8)
						$213	$135	$(78)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment performance risk.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

10

The Hartford Corporate Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	4.1
Aa / AA	5.8
A	17.3
Baa / BBB	30.7
Ba / BB	11.5
B	10.1
Caa / CCC or Lower	8.0
Unrated	1.2
U.S. Government Agencies and Securities	4.2
Non Debt Securities and Other Short-Term Instruments	5.8
Other Assets & Liabilities	1.3
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$10,158	$–	$8,798	$1,360
Corporate Bonds	204,545	–	200,052	4,493
Foreign Government Obligations	5,432	–	5,432	–
Municipal Bonds	3,858	–	3,858	–
Preferred Stocks	1,537	661	876	–
Put Options Purchased	51	32	19	–
Senior Floating Rate Interests	7,247	–	7,247	–
U.S. Government Agencies	538	–	538	–
U.S. Government Securities	9,164	6,819	2,345	–
Warrants	18	18	–	–
Short-Term Investments	14,961	14	14,947	–
Total	$257,509	$7,544	$244,112	$5,853
Credit Default Swaps *	278	–	278	–
Futures *	337	337	–	–
Written Options *	69	–	69	–
Total	$684	$337	$347	$–
Liabilities:
Credit Default Swaps *	356	–	356	–
Futures *	309	309	–	–
Total	$665	$309	$356	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

11

The Hartford Corporate Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$268	$—	$45	†	$1	$1,046	$—	$—	$—	$1,360
Corporate Bonds	3,800	(31)	243	‡	(1)	2,109	(1,993)	366	—	4,493
Total	$4,068	$(31)	$288		$—	$3,155	$(1,993)	$366	$—	$5,853

*

Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)  Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).

2)  Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3)  Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(153).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $129.

12

The Hartford Disciplined Equity Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3%
	Automobiles & Components - 1.0%
153	Ford Motor Co. w/ Rights	$1,905

	Banks - 4.3%
51	BB&T Corp.	1,396
45	PNC Financial Services Group, Inc.	2,673
130	Wells Fargo & Co.	3,802
		7,871
	Capital Goods - 10.0%
31	AMETEK, Inc.	1,437
13	Boeing Co.	982
11	Caterpillar, Inc. Θ	1,176
19	Cooper Industries plc Class A	1,130
24	Dover Corp.	1,502
109	General Electric Co.	2,046
25	Illinois Tool Works, Inc.	1,329
35	Northrop Grumman Corp.	2,003
11	Parker-Hannifin Corp.	877
18	TransDigm Group, Inc. ●	1,835
35	United Technologies Corp.	2,772
6	W.W. Grainger, Inc.	1,234
		18,323
	Commercial & Professional Services - 0.8%
24	Towers Watson & Co.	1,421

	Consumer Durables & Apparel - 1.9%
19	Deckers Outdoor Corp. ●	1,535
25	PVH Corp.	1,944
		3,479
	Consumer Services - 1.5%
27	McDonald's Corp.	2,711

	Diversified Financials - 6.0%
26	Ameriprise Financial, Inc.	1,398
253	Bank of America Corp.	1,801
7	BlackRock, Inc.	1,183
57	Citigroup, Inc.	1,760
13	Goldman Sachs Group, Inc.	1,471
62	JP Morgan Chase & Co.	2,328
75	SLM Corp.	1,114
		11,055
	Energy - 10.7%
27	Anadarko Petroleum Corp. Θ	2,147
51	Chesapeake Energy Corp.	1,083
19	Chevron Corp.	1,987
37	ConocoPhillips Holding Co.	2,529
52	Exxon Mobil Corp.	4,342
36	Marathon Oil Corp.	1,136
25	National Oilwell Varco, Inc.	1,817
35	Occidental Petroleum Corp.	3,450
63	WPX Energy, Inc. ●	1,043
		19,534
	Food & Staples Retailing - 2.4%
57	CVS Caremark Corp.	2,389
60	Walgreen Co.	2,004
		4,393
	Food, Beverage & Tobacco - 6.3%
66	Altria Group, Inc.	1,885
58	Constellation Brands, Inc. Class A ●	1,209
17	Lorillard, Inc.	1,804
44	PepsiCo, Inc.	2,880
51	Philip Morris International, Inc.	3,830
		11,608
	Health Care Equipment & Services - 4.1%
30	Covidien plc	1,562
20	McKesson Corp.	1,647
28	St. Jude Medical, Inc.	1,156
62	UnitedHealth Group, Inc.	3,186
		7,551
	Household & Personal Products - 2.1%
29	Energizer Holdings, Inc. ●	2,235
23	Kimberly-Clark Corp.	1,652
		3,887
	Insurance - 1.6%
21	Allied World Assurance Holdings Ltd.	1,311
48	MetLife, Inc.	1,689
		3,000
	Materials - 1.8%
61	Dow Chemical Co. Θ	2,041
21	Newmont Mining Corp.	1,295
		3,336
	Media - 1.0%
38	Viacom, Inc. Class B	1,771

	Pharmaceuticals, Biotechnology & Life Sciences - 10.4%
27	Agilent Technologies, Inc. ●	1,139
28	Amgen, Inc.	1,902
9	Biogen Idec, Inc. ●	1,031
54	Eli Lilly & Co.	2,161
46	Forest Laboratories, Inc. ●	1,452
40	Gilead Sciences, Inc. ●	1,964
114	Merck & Co., Inc.	4,360
14	Regeneron Pharmaceuticals, Inc. ●Θ	1,269
26	Salix Pharmaceuticals Ltd. ●	1,270
20	Thermo Fisher Scientific, Inc. ●	1,076
24	Watson Pharmaceuticals, Inc. ●	1,429
		19,053
	Retailing - 5.9%
29	Abercrombie & Fitch Co. Class A	1,352
13	Amazon.com, Inc. ●Θ	2,594
69	Lowe's Co., Inc.	1,864
42	Ross Stores, Inc.	2,119
43	TJX Cos., Inc.	2,923
		10,852
	Semiconductors & Semiconductor Equipment - 1.1%
41	Avago Technologies Ltd.	1,383
31	Skyworks Solutions, Inc. ●Ø	675
		2,058
	Software & Services - 12.6%
42	Accenture plc	2,387
110	Activision Blizzard, Inc.	1,359
63	eBay, Inc. ●Θ	1,984
17	Factset Research Systems, Inc.	1,476
4	Google, Inc. ●Θ	2,332
3	Mastercard, Inc. Θ	1,131

1

The Hartford Disciplined Equity Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	Software & Services - 12.6% - (continued)
163	Microsoft Corp.		$4,799
103	Oracle Corp.		2,915
21	Teradata Corp. ●		1,098
48	VeriSign, Inc. Θ		1,778
95	Western Union Co.		1,806
			23,065
	Technology Hardware & Equipment - 7.3%
14	Apple, Inc. ●		6,340
161	Cisco Systems, Inc.		3,156
88	EMC Corp. ●		2,264
27	Qualcomm, Inc.		1,616
			13,376
	Telecommunication Services - 0.6%
36	AT&T, Inc.		1,057

	Utilities - 2.9%
42	American Electric Power Co., Inc.		1,669
21	NextEra Energy, Inc.		1,229
93	Xcel Energy, Inc.		2,466
			5,364
	Total common stocks
	(cost $150,447)		$176,670

	Total long-term investments
	(cost $150,447)		$176,670

SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $1,104,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$1,126)
$1,104	0.22%, 1/31/2012		$1,104
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $110, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $112)
110	0.22%, 1/31/2012		110
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,223, collateralized by GNMA 4.00%, 2040 - 2041, value of $1,248)
1,223	0.24%, 1/31/2012		1,223
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $701, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $714)
701	0.22%, 1/31/2012		701
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $8, collateralized by U.S. Treasury Note 1.75%, 2013, value of $8)
8	0.18%, 1/31/2012		8
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $252, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $257)
252	0.24%, 1/31/2012		252
			3,398
	Total short-term investments
	(cost $3,398)		$3,398

	Total investments
	(cost $153,845) ▲	98.2%	$180,068
	Other assets and liabilities	1.8%	3,373
	Total net assets	100.0%	$183,441

2

The Hartford Disciplined Equity Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $154,002 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,226
Unrealized Depreciation	(3,160)
Net Unrealized Appreciation	$26,066

●	Non-income producing.

Θ	At January 31, 2012, this security, or a portion of this security, is designated to cover written call options in the table below:

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	Equity	$200.00	02/18/2012	10	$9	$3	$(6)
Anadarko Petroleum Corp.	Equity	$87.50	03/17/2012	22	3	3	–
Caterpillar, Inc.	Equity	$110.00	02/18/2012	17	4	2	(2)
Dow Chemical Co.	Equity	$35.00	02/18/2012	56	2	2	–
eBay, Inc.	Equity	$33.00	02/18/2012	56	1	2	1
Google, Inc.	Equity	$670.00	02/18/2012	3	–	2	2
Mastercard, Inc.	Equity	$380.00	03/17/2012	5	3	3	–
Regeneron Pharmaceuticals, Inc.	Equity	$90.00	02/18/2012	22	11	3	(8)
VeriSign, Inc.	Equity	$37.00	02/18/2012	48	4	3	(1)
					$37	$23	$(14)

*	The number of contracts does not omit 000's.

Ø	This security, or a portion of this security, collateralized the written put options in the table below:

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Abercrombie & Fitch	Equity	$37.00	02/18/2012	39	$1	$2	$1
Ameriprise Financial, Inc.	Equity	$45.00	02/18/2012	34	1	3	2
Chesapeake Energy Corp.	Equity	$20.00	03/17/2012	85	7	2	(5)
Citigroup, Inc.	Equity	$28.00	03/17/2012	60	4	1	(3)
Deckers Outdoor Corp.	Equity	$75.00	03/17/2012	22	7	2	(5)
Ford Motor Co.	Equity	$11.00	02/18/2012	149	–	2	2
JP Morgan Chase & Co.	Equity	$32.00	02/18/2012	52	–	2	2
Marathon Oil Corp.	Equity	$27.00	03/17/2012	58	2	2	–
Parker-Hannifin Corp.	Equity	$75.00	03/17/2012	22	3	3	–
					$25	$19	$(6)

*	The number of contracts does not omit 000's.

Futures Contracts Outstanding at January 31, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500E-Mini	69	Long	03/16/2012	$4,513	$4,360	$153

*	The number of contracts does not omit 000's.

Cash of $406 was pledged as initial margin deposit and collateral for open futures contracts at January 31, 2012.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Disciplined Equity Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$176,670	$176,670	$–	$–
Short-Term Investments	3,398	–	3,398	–
Total	$180,068	$176,670	$3,398	$–
Futures *	153	153	–	–
Written Options *	10	10	–	–
Total	$163	$163	$–	$–
Liabilities:
Written Options *	30	30	–	–
Total	$30	$30	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Diversified International Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4%
	Argentina - 0.1%
–	YPF Sociedad Anonima ADR	$13

	Australia - 2.4%
19	Aquarius Platinum Ltd.	51
3	Aston Resources Ltd. ●	33
2	Caltex Australia Ltd.	29
23	Dexus Property Group	22
5	Domino's Pizza Enterprises Ltd.	38
3	Energy Resources of Australia Ltd.	5
17	Fortescue Metals Group Ltd.	92
8	Incitec Pivot Ltd.	29
12	Karoon Gas Australia Ltd. ●	68
1	Monadelphous Group Ltd.	24
6	Myer Holdings Ltd.	13
16	NRW Holdings Ltd.	50
3	Perseus Mining Ltd. ●	9
2	QBE Insurance Group Ltd.	29
4	Transurban Group	21
1	Woolworths Ltd.	30
		543
	Austria - 0.1%
1	Osterreichische Post AG	20
–	Vienna Insurance Group	7
		27
	Belgium - 1.6%
35	Ageas	73
5	AGFA Gevaert N.V. ●	9
2	Anheuser-Busch InBev N.V.	99
2	Nyrstar N.V.	21
1	Nyrstar N.V. - Strip VVPR ●	–
4	UCB S.A.	170
		372
	Brazil - 5.6%
2	Banco Bradesco S.A. ADR	37
5	Banco do Estado do Rio Grande do Sul S.A.	60
21	Banco Santander Brasil S.A.	190
4	BM & F Bovespa S.A.	25
3	BR Malls Participacoes S.A.	34
10	Brasil Insurance Participacoes e Administracao S.A.	113
3	Braskem S.A.	25
2	Cetip S.A. - Balcao Organizado	23
2	Cia de Saneamento Basico do Estado de Sao Paulo ●	67
–	Cia de Saneamento Basico do Estado de Sao Paulo ADR ●	7
1	Cia. Hering	19
5	Companhia Energetica de Minas Gerais ADR	108
2	Ecorodovias Infraestrutura e Logistica S.A.	14
1	Fleury S.A.	15
2	Gerdau S.A.	17
3	GOL Linhas Aereas Inteligentes S.A. ADR	19
6	Itau Unibanco Banco Multiplo S.A. ADR	110
4	Itausa - Investimentos Itau S.A.	25
2	Localiza Rent a Car S.A.	35
2	MRV Engenharia e Participacoes S.A.	14
3	OGX Petroleo e Gas Participacoes S.A. ●	29
14	PDG Realty S.A.	55
5	Petroleo Brasileiro S.A. ADR	144
5	Redecard S.A.	82
1	Totvs S.A.	19
		1,286
	Canada - 3.8%
3	Advantage Oil & Gas Ltd. ●	9
4	Barrick Gold Corp.	209
1	CGI Group, Inc. Class A ●	22
2	EcoSynthetix, Inc. ●	7
1	EnCana Corp.	11
2	First Quantum Minerals Ltd.	48
3	Imperial Oil Ltd.	161
4	Kinross Gold Corp.	41
9	Methanex Corp.	245
1	Northern Dynasty Minerals Ltd. ●	7
3	Pacific Rubiales Energy Corp.	65
1	Progress Energy Resources Co.	16
1	Thomson Reuters Corp.	26
		867
	Chile - 0.1%
1	Sociedad Quimica Y Minera de Chile S.A.	33

	China - 4.1%
10	BBMG Corp.	8
42	Bosideng International Holdings Ltd.	12
61	China Construction Bank	49
1	China Medical Technologies, Inc. ADR ●	2
20	China Pacific Insurance	66
60	China Shanshui Cement Group	44
21	China Shenhua Energy Co., Ltd.	92
7	CITIC Securities Co., Ltd. ●	13
4	Ctrip.com International Ltd. ADR ●	109
28	Dongfeng Motor Group Co., Ltd.	52
2	Focus Media Holding Ltd. ADR ●	39
4	Giant Interactive Group, Inc. ADR	19
10	Golden Eagle Retail Group Ltd.	23
13	Great Wall Automobile Holdings Co., Ltd.	21
333	Greatview Aseptic Packaging ●	125
44	Jiangsu Express Co., Ltd.	44
128	Maoye International Holdings	31
1	New Oriental Education & Technology Group, Inc. ADR ●	19
1	Perfect World Co., Ltd. ADR ●	14
–	PetroChina Co., Ltd. ADR	29
57	Sinotrans Ltd.	12
1	Sohu.com, Inc. ●	38
1	Spreadtrum Communications, Inc.	19
10	Stella International	23
3	TAL Education Group ●	32
		935
	Colombia - 0.8%
10	Almacenes Exito S.A.	132
1	Banco Davivienda, S.A.	16
1	Ecopetrol S.A. ADR	27
		175
	Denmark - 0.3%
–	Carlsberg A/S Class B	19
2	DSV A/S	35
–	H. Lundbeck A/S	8
		62
	Egypt - 0.2%
11	Orascom Telecom Holding SAE GDR ●	33

1

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Egypt - 0.2% - (continued)
11	Orascom Telecom Media and Technology Holding SAE ⌂●†	$10
		43
	Finland - 0.7%
–	Kone Oyj Class B	19
1	Nokia Oyj	5
3	Outotec Oyj	137
		161
	France - 8.5%
2	Air France	11
36	Alcatel S.A. ●	63
1	Alten	21
3	BNP Paribas	136
–	Bureau Veritas S.A.	27
2	Capital Gemini S.A.	68
–	Cie Generale d'Optique Essilor International S.A.	16
6	Club Mediterranee ●	124
–	Dassault Systemes S.A.	20
–	Devoteam S.A.	4
2	France Telecom S.A.	23
2	Gaz de France	46
1	GFI Informatique	4
3	Groupe Danone	216
1	Lagardere S.C.A.	22
1	Legrand S.A.	29
1	LVMH Moet Hennessy Louis Vuitton S.A.	106
1	Michelin (C.G.D.E.) Class B	78
7	Peugeot S.A.	127
–	Pinault-Printemps-Redoute S.A.	12
3	Renault S.A.	115
4	Safran S.A.	134
–	Sanofi-Aventis S.A.	6
1	Schneider Electric S.A.	38
6	Sequans Communications ●	21
2	Societe Generale Class A	51
–	Sodexo	22
1	Thales S.A.	30
1	Total S.A.	67
2	Vallourec	167
2	Vinci S.A.	99
1	Vivendi S.A.	26
–	Zodiac Aerospace	26
		1,955
	Germany - 4.5%
–	Adidas-Salomon AG	23
–	Allianz SE	31
1	BASF SE	109
–	Bertrandt AG	14
1	Brenntag AG	53
1	Daimler AG	56
2	Deutsche Lufthansa AG	27
3	Deutsche Post AG	53
3	E.On AG	54
–	ElringKlinger AG	13
2	Fresenius Medical Care AG & Co.	138
–	Fresenius SE & Co. KGaA	26
–	Gerresheimer AG	8
1	GSW Immobilien AG ●	18
–	HeidelbergCement AG w/ Rights	20
–	Hugo Boss AG	41
5	Infineon Technologies AG	46
–	Linde AG	34
–	MTU Aero Engines Holdings AG	16
–	Pfeiffer Vacuum Technology AG	11
3	Praktiker AG	8
–	Rational AG	8
–	Salzgitter AG	17
2	SAP AG	98
1	Siemens AG	90
1	ThyssenKrupp AG	27
		1,039
	Greece - 0.0%
1	Opap S.A.	8

	Hong Kong - 5.4%
36	AAC Technologies Holdings, Inc.	87
53	AIA Group Ltd.	176
55	AMVIG Holdings Ltd.	26
5	ASM Pacific Technology	63
3	Beijing Enterprises Holdings Ltd.	19
18	Cathay Pacific Airways Ltd.	36
80	China High Precision Automation Group Ltd. ⌂†	11
1	China Mobile Ltd. ADR	25
25	China Overseas Grand Oceans Group Ltd.	23
4	China Resources Land Ltd.	7
19	China Unicom Ltd.	35
17	Clear Media Ltd. ●	7
2	Dah Sing Financial Group	8
30	Daphne International Holdings Ltd.	39
21	Esprit Holdings Ltd.	30
56	Golden Meditech Co., Ltd. ●	8
67	Guangdong Investment Ltd.	39
145	Huabao International Holdings Ltd.	98
29	Intime Department Store	35
49	Li & Fung Ltd.	107
4	Lifestyle International	8
28	MGM China Holdings Ltd. ●	41
13	Minth Group Ltd.	13
13	Nine Dragons Paper Holdings	9
74	Qingling Motors Co., Ltd.	20
9	Samsonite International S.A. ●	15
9	Shanghai Industrial Holdings Ltd.	29
37	Shangri-La Asia Ltd.	76
3	Sun Hung Kai Properties Ltd.	43
39	Techtronic Industries Co., Ltd.	43
35	Vinda International Holdings Ltd.	43
47	Xingda International Holdings	19
		1,238
	India - 1.1%
5	Bharti Televentures	38
1	Canara Bank Ltd.	9
1	Corp. Bank	10
1	Grasim Industries Ltd.	34
4	Indian Overseas Bank	8
19	Infrastructure Development Finance Co., Ltd.	51
5	Karnataka Bank Ltd.	9
5	Reliance Industries Ltd.	81
		240

2

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Indonesia - 0.5%
41	Harum Energy Tbk P.T.	$35
79	PT Bank Negara Indonesia Tbk	31
41	PT Bumi Resources Tbk	12
15	PT Telekomunikasi Indonesia Tbk	11
21	Semen Gresik Tbk	26
		115
	Ireland - 1.0%
16	AER Lingus ●	18
7	Elan Corp. plc ADR ●	100
5	Experian plc	68
4	Grafton Group plc	15
–	Shire plc	10
3	Smurfit Kappa Group plc ●	24
		235
	Israel - 0.8%
4	Teva Pharmaceutical Industries Ltd. ADR	190

	Italy - 1.3%
2	Banche Popolari Unite Scpa	8
2	Benetton Group S.p.A.	12
2	Buzzi Unicem S.p.A.	22
12	Enel S.p.A.	50
2	Eni S.p.A.	36
10	Intesa Sanpaolo	19
2	Italcementi S.p.A.	17
11	Maire Tecnimont S.p.A.	11
3	Mondadori (Arnoldo) Editore S.p.A.	5
5	Salvatore Ferragamo Italia S.p.A. ●	81
7	Saras S.p.A.	9
15	Telecom Italia S.p.A.	15
4	Unicredit S.p.A.	20
		305
	Japan - 14.1%
4	Acom Co., Ltd.	72
1	Aeon Delight Co., Ltd.	10
2	Aizawa Securities Co., Ltd.	5
1	Alfresa Holdings Corp.	31
1	Alpha Systems, Inc.	8
3	Amada Co., Ltd.	21
1	Benesse Holdings, Inc.	25
5	Bridgestone Corp.	110
1	Cawachi Ltd.	17
2	Chiyoda Corp.	18
1	Chubu Steel Plate Co., Ltd.	8
1	Circle K Sunkus Co., Ltd.	17
5	Daiichi Sankyo Co., Ltd.	97
1	Daito Trust Construction Co., Ltd.	114
–	DeNa Co., Ltd.	8
1	Don Quijote Co.	26
1	Doshisha Co., Ltd.	16
1	DTS Corp.	14
1	East Japan Railway Co.	39
2	Eighteenth (The) Bank Ltd.	6
5	Eisai Co., Ltd.	208
–	En-Japan, Inc. ●	8
1	Exedy Corp.	21
1	FamilyMart Co., Ltd.	21
–	Fast Retailing Co., Ltd.	22
1	Fuji Photo Film Co., Ltd.	30
1	Fujimi, Inc.	12
2	Fujitsu Ltd.	9
1	Fukuyama Transporting Co., Ltd.	6
–	Gendai Agency, Inc.	6
–	Gree, Inc.	12
3	Higashi-Nippon Bank Ltd.	7
3	Hitachi Ltd.	18
–	Hitachi Transport System Ltd.	5
1	Honeys Co., Ltd.	15
3	Hosiden Corp.	20
–	Inpex Corp.	27
5	Isuzu Motors Ltd.	25
2	Japan Aviation Electronics Industry Ltd.	12
1	Japan Digital Laboratory Co., Ltd.	7
1	Japan Petroleum Exploration Co., Ltd.	22
–	Japan Tobacco, Inc.	15
1	Kakaku.com, Inc.	44
1	Komatsu Ltd.	39
2	Komori Corp.	12
1	K's Holdings Corp.	29
–	M3, Inc.	35
5	Matsui Securities Co., Ltd.	25
2	Medipal Holdings Corp.	21
1	Meitec Corp.	16
2	Mimasu Semiconductor Industry Co., Ltd.	14
1	Miraial Co., Ltd.	10
5	Mitsubishi Chemical Holdings	28
3	Mitsubishi Corp.	74
2	Mitsubishi Gas Chemical Co.	13
51	Mitsubishi UFJ Financial Group, Inc.	236
2	Mitsui & Co., Ltd.	31
1	Nabtesco Corp.	21
2	NEXT Co., Ltd.	10
1	Nichii Gakkan Co.	14
–	Nidec Corp.	10
1	Nippon Electric Glass Co., Ltd.	12
2	Nishimatsuya Chain Co., Ltd.	20
3	Nissan Motor Co., Ltd.	27
–	Nitto Denko Corp.	14
2	NSD Co., Ltd.	17
–	OBIC Co., Ltd.	68
3	Oita Bank Ltd.	9
–	Opt, Inc.	6
1	Pal Co., Ltd.	21
–	Pigeon Corp.	13
–	Point, Inc.	10
1	Pola Orbis Holdings, Inc.	28
–	Proto Corp.	10
–	Rakuten, Inc.	21
1	Roland Corp.	12
–	Ryohin Keikaku Co., Ltd.	5
5	Sega Sammy Holdings, Inc.	108
4	Seino Holdings Corp.	28
–	Septeni Holdings Co., Ltd.	10
3	Shin-Etsu Polymer Co., Ltd.	12
2	Shinkawa Ltd.	13
2	Shinko Electric Industries Co., Ltd.	18
8	Shionogi & Co., Ltd.	108
–	Simplex Holdings, Inc.	10
–	SMC Corp.	33
1	Softbank Corp.	16
2	Sohgo Security Services Co., Ltd.	18
3	Stanley Electric Co., Ltd.	51

3

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Japan - 14.1% - (continued)
7	Sumco Corp.	$57
2	Sumitomo Corp.	30
1	Sumitomo Metal Mining Co., Ltd.	7
1	Sumitomo Mitsui Financial Group, Inc.	35
–	Suzuken Co., Ltd.	9
2	T&D Holdings, Inc.	20
1	THK Co., Ltd.	17
2	Tochigi (The) Bank Ltd.	7
–	Toei Animation Co., Ltd.	5
3	Tokai Rika Co., Ltd.	47
1	Tokyo Electron Ltd.	36
19	Tokyo Gas Co., Ltd.	88
1	Tokyo Seimitsu Co., Ltd.	12
3	Toyoda Gosei Co., Ltd.	45
2	Toyota Boshoku Corp.	21
3	Toyota Motor Corp.	98
1	Tri-Stage, Inc.	6
–	Tsuruha Holdings, Inc.	11
–	Tsutsumi Jewelry Co., Ltd.	2
–	West Japan Railway Co.	12
–	Yahoo Japan Corp.	13
2	Yamanashi (The) Chuo Bank Ltd.	9
2	Yamato Kogyo Co.	47
1	Zuken, Inc.	8
		3,232
	Luxembourg - 0.1%
4	AZ Electronic Materials S.A.	18

	Malaysia - 1.0%
158	AirAsia Berhad	185
34	Axiata Group Berhad	51
		236
	Mexico - 1.4%
7	America Movil SAB de C.V. ADR	159
3	Cemex S.A. de C.V. ADR ●	20
14	Empresas ICA S.A.B. de C.V. ●	23
6	Grupo Financiero Banorte S.A.	24
10	Grupo Mexico SAB de CV	31
11	Grupo Modelo S.A.B.	67
		324
	Netherlands - 3.0%
10	AerCap Holdings N.V. ●	129
1	Akzo Nobel N.V.	30
3	ASML Holding N.V.	111
–	European Aeronautic Defence and Space Co. N.V.	13
2	Fugro N.V. - CVA	99
15	ING Groep N.V. ●	141
–	Koninklijke Boskalis Westminster N.V.	16
3	Koninklijke Philips Electronics N.V.	53
2	Royal Dutch Shell plc B Shares	66
1	Unilever N.V. CVA	28
1	Wolters Kluwer N.V.	11
		697
	Norway - 1.9%
–	Kongsberg Gruppen ASA	9
8	Petroleum Geo-Services ●	104
4	Statoil ASA	103
13	Telenor ASA	208
		424
	Panama - 0.6%
2	Copa Holdings S.A. Class A	132

	Papua New Guinea - 0.4%
13	Oil Search Ltd.	88

	Peru - 0.1%
15	Alicorp S.A.	33

	Philippines - 0.2%
27	Metropolitan Bank and Trust	47

	Poland - 0.0%
1	Warsaw Stock Exchange	8

	Portugal - 0.3%
3	GALP Energia SGPS	46
1	Jeronimo Martins ●	15
		61
	Russia - 0.5%
1	Lukoil ADR	29
4	Mining and Metallurgical Co. Norilsk Nickel ADR	83
		112
	Singapore - 1.4%
50	China Minzhong Food Corp., Ltd. ●	35
15	Hutchinson Port Holdings Trust	11
28	Indofood Agri Resources Ltd. ●	32
1	Jardine Cycle & Carriage Ltd.	33
13	Oversea-Chinese Banking Corp., Ltd.	88
48	Sakari Resources Ltd.	90
16	StarHub Ltd.	36
		325
	South Africa - 0.1%
7	Raubex Group Ltd.	12

	South Korea - 3.0%
1	Fila Korea Ltd. ●	40
–	Green Cross Corp. ●	25
–	GS Home Shopping, Inc.	14
3	Hana Financial Holdings	119
–	Hana Tour Service, Inc.	15
1	Hotel Shilla Co., Ltd.	30
–	Hyundai Home Shopping Network Corp. ●	30
1	Hyundai Motor Co., Ltd.	148
1	KB Financial Group, Inc. ●	37
1	KT Corp. ADR	19
2	LIG Insurance Co., Ltd.	36
–	NHN Corp. ●	32
–	Samsung Electronics Co., Ltd.	106
–	Samsung Engineering Co., Ltd.	28
–	SK Telecom Co., Ltd.	11
		690
	Spain - 0.9%
–	Abertis Infraestructuras S.A.	7
3	Almirall S.A.	24
1	Industria de Diseno Textil S.A.	48
135	Mapletree Industries NPV	120
		199

4

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	Sweden - 1.8%
2	Alfa Laval Ab	$31
3	Assa Abloy Ab	70
2	Atlas Copco Ab	44
6	Sandvik Ab	88
3	Skf Ab B Shares	61
1	Swedish Match Ab	21
5	Tele2 Ab B Shares	88
		403
	Switzerland - 4.0%
2	ABB Ltd. ADR	31
2	Adecco S.A.	103
–	Belimon Holding AG	4
1	Cie Financiere Richemont S.A.	41
–	Galenica AG	26
2	GAM Holding Ltd.	20
–	Julius Baer Group Ltd.	4
–	Kuehne & Nagel International AG	11
–	Lindt & Spruengli AG	11
2	Micronas Semiconductor Holding AG ●	19
–	Panalpina Welttransport Holding AG	19
1	Roche Holding AG	135
–	SGS S.A.	30
–	Swatch Group AG	53
3	Swiss Re Ltd.	170
–	Tecan Group AG	11
4	Temenos Group AG ●	73
10	UBS AG	141
–	Zurich Financial Services AG	22
		924
	Taiwan - 0.9%
7	Hon Hai Precision Industry Co., Ltd.	23
12	Synnex Technology International Corp.	30
19	Taiwan Semiconductor Manufacturing Co., Ltd.	50
3	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	45
2	TPK Holding Co., Ltd. ●	29
7	Wistron Corp.	11
18	WPG Holdings Co., Ltd.	25
		213
	Thailand - 1.0%
217	Asian Property Development Public Co., Ltd.	37
66	Bank of Ayudhya plc	47
8	Kasikornbank Public Co., Ltd.	34
27	PTT Chemical Public Co., Ltd. ●	59
17	Total Access Communication Public Co., Ltd.	40
		217
	Turkey - 0.2%
2	Tupras-Turkiye Petrol Rafinerileri A.S.	44

	United Kingdom - 15.6%
4	Anglo American plc	157
13	Arm Holdings plc	126
1	AstraZeneca plc	59
3	AstraZeneca plc ADR	135
1	Babcock International Group plc	17
12	BAE Systems plc	59
51	Barclays Bank plc ADR	171
–	Bellway plc	5
10	BG Group plc	230
39	BP plc	290
5	British American Tobacco plc	239
2	British Land Co. plc	16
9	Britvic plc	49
1	Bunzl plc	11
3	Burberry Group plc	57
5	Capital Group plc	52
3	Catlin Group Ltd.	18
6	Compass Group plc	57
1	Croda International plc	29
4	CSR plc	15
3	easyJet plc ●	22
1	ENSCO International plc	53
4	Fresnillo plc	112
19	Game Group plc	2
2	GlaxoSmithKline plc	43
19	Hays plc	22
13	Home Retail Group	22
16	HSBC Holdings plc	134
2	ICAP plc	13
3	Imperial Tobacco Group plc	115
10	International Consolidated Airlines Group S.A. ●	27
1	Intertek Group plc	20
13	Lancashire Holdings Ltd.	144
24	Logica plc	29
4	Man Group plc	7
4	Marks & Spencer Group plc	19
5	Mothercare plc	15
3	Paragon Group Companies plc	10
3	Persimmon plc	26
4	Prudential plc	43
1	Reckitt Benckiser Group plc	36
6	Redrow plc ●	12
1	Renishaw plc	21
4	Rexam plc	21
2	Rio Tinto plc	150
3	Rolls-Royce Holdings plc	36
–	Rotork plc	8
6	Sage Group plc	29
2	Serco Group plc	14
3	Severn Trent plc	79
12	SIG plc	19
2	Smith & Nephew plc	16
1	Spectris plc	36
7	Standard Chartered plc	170
11	Tesco plc	57
23	Thomas Cook Group plc	5
4	Tui Travel plc	13
1	Virgin Media, Inc.	26
55	Vodafone Group plc	149
		3,567
	United States - 1.0%
2	American Oriental Bioengineering, Inc. ●	2
7	AuRico Gold, Inc. ●	62
2	China Natural Gas ⌂●†	2
–	Credicorp Ltd.	27
1	EZchip Semiconductor Ltd. ●	29
1	Hisoft Technology International Ltd. ●	8
1	Liberty Global, Inc. ●	63
–	Netease.com, Inc. ●	20

5

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.4% - (continued)
	United States - 1.0% - (continued)
2	Sinovac Biotech Ltd. ●		$5
			218
	Total common stocks
	(cost $21,886)		$22,066

EXCHANGE TRADED FUNDS - 0.7%
	United States - 0.7%
4	iShares MSCI ACWI Index Fund		$164

	Total exchange traded funds
	(cost $155)		$164

	Total long-term investments
	(cost $22,041)		$22,230

SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 2.1%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $157,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
	3.00% - 6.00%, 2027 - 2044, value of $160)
$157	0.22%, 1/31/2012		$157
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $16, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $16)
16	0.22%, 1/31/2012		16
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $174, collateralized by GNMA 4.00%, 2040 - 2041, value of $178)
174	0.24%, 1/31/2012		174
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $100, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $102)
100	0.22%, 1/31/2012		100
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1, collateralized by U.S. Treasury Note 1.75%, 2013, value of $1)
1	0.18%, 1/31/2012		1

	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $36, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $37)
36	0.24%, 1/31/2012		36
			484
	Total short-term investments
	(cost $484)		$484

	Total investments
	(cost $22,525) ▲	99.2%	$22,714
	Other assets and liabilities	0.8%	189
	Total net assets	100.0%	$22,903

6

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 95.4% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $22,934 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,683
Unrealized Depreciation	(1,903)
Net Unrealized Depreciation	$(220)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $23, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2011-10/2011	80	China High Precision Automation Group Ltd.	31
07/2010-03/2011	2	China Natural Gas	12
05/2011	11	Orascom Telecom Media and Technology Holding SAE	8

 At January 31, 2012, the aggregate value of these securities was $23, which represents 0.1% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	CS First Boston	Buy	$29	$29	02/02/2012	$–
Australian Dollar	CS First Boston	Sell	6	6	02/02/2012	–
Australian Dollar	UBS AG	Buy	52	50	03/02/2012	2
Australian Dollar	UBS AG	Sell	52	49	03/02/2012	(3)
British Pound	Banc of America Securities	Sell	2	2	02/01/2012	–
British Pound	Banc of America Securities	Sell	7	7	02/02/2012	–
British Pound	UBS AG	Sell	2	2	02/03/2012	–
British Pound	UBS AG	Buy	6	6	02/03/2012	–
Euro	Banc of America Securities	Sell	24	24	02/02/2012	–
Euro	Deutsche Bank Securities	Sell	5	5	02/01/2012	–
Euro	Deutsche Bank Securities	Buy	3	3	02/02/2012	–
Euro	Deutsche Bank Securities	Buy	4	4	02/03/2012	–
Euro	Deutsche Bank Securities	Sell	2	2	02/02/2012	–
Euro	UBS AG	Buy	73	75	03/02/2012	(2)
Euro	UBS AG	Sell	74	75	03/02/2012	1
Hong Kong Dollar	JP Morgan Securities	Buy	2	2	02/01/2012	–
Hong Kong Dollar	JP Morgan Securities	Buy	3	3	02/02/2012	–
Hong Kong Dollar	JP Morgan Securities	Sell	3	3	02/01/2012	–
Hong Kong Dollar	JP Morgan Securities	Sell	17	17	02/02/2012	–
Japanese Yen	Banc of America Securities	Sell	54	53	08/15/2012	(1)
Japanese Yen	Barclay Investments	Sell	68	67	04/19/2012	(1)
Japanese Yen	Deutsche Bank Securities	Sell	15	15	02/01/2012	–
Japanese Yen	Deutsche Bank Securities	Sell	13	13	02/03/2012	–
Japanese Yen	Deutsche Bank Securities	Sell	148	142	04/27/2012	(6)

7

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	Deutsche Bank Securities	Buy	$21	$21	02/01/2012	$–
Japanese Yen	Deutsche Bank Securities	Buy	10	10	02/03/2012	–
Japanese Yen	JP Morgan Securities	Buy	176	176	02/02/2012	–
Japanese Yen	JP Morgan Securities	Buy	54	53	04/27/2012	1
Japanese Yen	JP Morgan Securities	Sell	175	173	02/02/2012	(2)
Japanese Yen	JP Morgan Securities	Sell	86	80	04/27/2012	(6)
Japanese Yen	JP Morgan Securities	Sell	129	129	08/01/2012	–
Japanese Yen	UBS AG	Buy	22	21	02/06/2012	1
Japanese Yen	UBS AG	Sell	54	53	02/06/2012	(1)
Mexican New Peso	JP Morgan Securities	Buy	4	4	02/01/2012	–
Norwegian Krone	CS First Boston	Sell	54	56	02/03/2012	2
Norwegian Krone	Morgan Stanley	Sell	29	29	02/02/2012	–
Norwegian Krone	UBS AG	Buy	54	54	02/03/2012	–
Singapore Dollar	Banc of America Securities	Buy	14	14	02/03/2012	–
Singapore Dollar	Banc of America Securities	Sell	14	14	02/03/2012	–
Swedish Krona	RBS Securities	Sell	10	10	02/03/2012	–
Swiss Franc	Banc of America Securities	Sell	4	4	02/02/2012	–
Swiss Franc	Banc of America Securities	Sell	3	3	02/03/2012	–
Swiss Franc	Banc of America Securities	Sell	1	1	02/03/2012	–
Swiss Franc	Goldman Sachs	Buy	15	17	02/09/2012	(2)
Swiss Franc	Goldman Sachs	Sell	15	19	02/09/2012	4
						$(13)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Industry

as of January 31, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	4.8%
Banks (Financials)	8.8
Capital Goods (Industrials)	9.0
Commercial & Professional Services (Industrials)	1.8
Consumer Durables & Apparel (Consumer Discretionary)	3.6
Consumer Services (Consumer Discretionary)	2.7
Diversified Financials (Financials)	2.4
Energy (Energy)	9.7
Food & Staples Retailing (Consumer Staples)	1.3
Food, Beverage & Tobacco (Consumer Staples)	4.3
Health Care Equipment & Services (Health Care)	1.6
Household & Personal Products (Consumer Staples)	0.5
Insurance (Financials)	4.1
Materials (Materials)	10.6
Media (Consumer Discretionary)	1.1
Other Investment Pools and Funds (Financials)	0.7
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	5.9
Real Estate (Financials)	1.9
Retailing (Consumer Discretionary)	2.9
Semiconductors & Semiconductor Equipment (Information Technology)	3.5
Software & Services (Information Technology)	3.5
Technology Hardware & Equipment (Information Technology)	2.0
Telecommunication Services (Services)	4.3
Transportation (Industrials)	3.7
Utilities (Utilities)	2.4
Short-Term Investments	2.1
Other Assets and Liabilities	0.8
Total	100.0%

9

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$13	$13	$–	$–
Australia	543	–	543	–
Austria	27	–	27	–
Belgium	372	–	372	–
Brazil	1,286	1,286	–	–
Canada	867	867	–	–
Chile	33	33	–	–
China	935	333	602	–
Colombia	175	175	–	–
Denmark	62	–	62	–
Egypt	43	33	10	–
Finland	161	–	161	–
France	1,955	21	1,934	–
Germany	1,039	–	1,039	–
Greece	8	–	8	–
Hong Kong	1,238	25	1,202	11
India	240	–	240	–
Indonesia	115	–	115	–
Ireland	235	118	117	–
Israel	190	190	–	–
Italy	305	–	305	–
Japan	3,232	–	3,232	–
Luxembourg	18	–	18	–
Malaysia	236	–	236	–
Mexico	324	324	–	–
Netherlands	697	129	568	–
Norway	424	–	424	–
Panama	132	132	–	–
Papua New Guinea	88	–	88	–
Peru	33	33	–	–
Philippines	47	–	47	–
Poland	8	–	8	–
Portugal	61	–	61	–
Russia	112	112	–	–
Singapore	325	11	314	–
South Africa	12	12	–	–
South Korea	690	19	671	–
Spain	199	–	199	–
Sweden	403	–	403	–
Switzerland	924	–	924	–
Taiwan	213	45	168	–
Thailand	217	170	47	–
Turkey	44	–	44	–
United Kingdom	3,567	216	3,351	–
United States	218	216	–	2
Total	22,066	4,513	17,540	13
Exchange Traded Funds	164	164	–	–
Short-Term Investments	484	–	484	–
Total	$22,714	$4,677	$18,024	$13
Foreign Currency Contracts*	11	–	11	–
Total	$11	$–	$11	$–
Liabilities:
Foreign Currency Contracts*	24	–	24	–
Total	$24	$–	$24	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

10

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

 Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Common Stocks	$14	$—	$(1	)*	$—	$—	$—	$—	$—	$13
Total	$14	$—	$(1)		$—	$—	$—	$—	$—	$13

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(1).

11

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8%
	Automobiles & Components - 1.7%
3,944	Ford Motor Co. w/ Rights	$48,985
1,884	Johnson Controls, Inc.	59,839
		108,824
	Banks - 5.9%
1,617	PNC Financial Services Group, Inc.	95,280
1,986	US Bancorp	56,036
7,568	Wells Fargo & Co.	221,066
		372,382
	Capital Goods - 7.3%
1,151	Cooper Industries plc Class A	68,029
824	Deere & Co.	70,945
776	General Dynamics Corp.	53,647
4,669	General Electric Co.	87,350
1,212	Honeywell International, Inc.	70,356
144	Lockheed Martin Corp.	11,887
58	Northrop Grumman Corp.	3,390
1,150	Raytheon Co.	55,189
450	Siemens AG ADR	42,449
		463,242
	Commercial & Professional Services - 1.0%
1,841	Waste Management, Inc.	63,976

	Diversified Financials - 6.5%
987	Ameriprise Financial, Inc.	52,853
4,422	Bank of America Corp.	31,532
305	BlackRock, Inc.	55,437
161	CME Group, Inc.	38,609
459	Goldman Sachs Group, Inc.	51,154
3,956	JP Morgan Chase & Co.	147,540
166	State Street Corp.	6,497
2,209	UBS AG ADR ●	30,023
		413,645
	Energy - 12.5%
1,220	Anadarko Petroleum Corp.	98,503
1,222	Baker Hughes, Inc.	60,022
402	Cenovus Energy, Inc.	14,657
1,011	Chesapeake Energy Corp.	21,360
1,573	Chevron Corp.	162,145
2,836	EnCana Corp. ADR	54,243
2,688	Exxon Mobil Corp.	225,134
716	Occidental Petroleum Corp.	71,425
913	Total S.A. ADR	48,341
1,415	Ultra Petroleum Corp. ●	34,000
		789,830
	Food & Staples Retailing - 1.0%
1,488	CVS Caremark Corp.	62,120

	Food, Beverage & Tobacco - 4.5%
661	Anheuser-Busch InBev N.V	40,189
1,709	PepsiCo, Inc.	112,243
1,090	Philip Morris International, Inc.	81,520
1,586	Unilever N.V. NY Shares ADR	52,896
		286,848
	Health Care Equipment & Services - 3.1%
1,536	Cardinal Health, Inc.	66,077
2,445	Medtronic, Inc.	94,308
623	UnitedHealth Group, Inc.	32,239
		192,624
	Household & Personal Products - 1.6%
1,583	Procter & Gamble Co.	99,819

	Insurance - 5.0%
1,195	ACE Ltd.	83,148
723	Chubb Corp.	48,731
334	Marsh & McLennan Cos., Inc.	10,538
1,961	MetLife, Inc.	69,264
1,502	Principal Financial Group, Inc.	41,009
1,150	Prudential Financial, Inc.	65,803
		318,493
	Materials - 2.9%
437	Agrium U.S., Inc.	35,085
1,162	Barrick Gold Corp.	57,245
2,730	Dow Chemical Co.	91,479
		183,809
	Media - 4.6%
4,964	Comcast Corp. Class A	132,000
697	Omnicom Group, Inc.	31,767
1,494	Time Warner, Inc.	55,369
1,869	Walt Disney Co.	72,720
		291,856
	Pharmaceuticals, Biotechnology & Life Sciences - 11.5%
397	Amgen, Inc.	26,947
1,175	AstraZeneca plc ADR	56,581
1,152	Bristol-Myers Squibb Co.	37,153
3,054	Eli Lilly & Co.	121,382
1,911	Johnson & Johnson	125,954
4,033	Merck & Co., Inc.	154,318
7,597	Pfizer, Inc.	162,571
1,017	Teva Pharmaceutical Industries Ltd. ADR	45,880
		730,786
	Retailing - 3.5%
2,495	Buck Holdings L.P. ⌂●†	5,777
847	J.C. Penney Co., Inc.	35,193
3,115	Lowe's Co., Inc.	83,578
1,812	Staples, Inc.	26,505
1,386	Target Corp.	70,423
		221,476
	Semiconductors & Semiconductor Equipment - 2.9%
503	Analog Devices, Inc.	19,687
2,619	Intel Corp.	69,194
1,773	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,961
2,136	Texas Instruments, Inc.	69,157
		182,999
	Software & Services - 8.1%
940	Accenture plc	53,898
1,068	Automatic Data Processing, Inc.	58,500
1,863	eBay, Inc. ●	58,858
789	IBM Corp.	151,923
5,710	Microsoft Corp.	168,613
816	Oracle Corp.	23,020
		514,812

1

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Technology Hardware & Equipment - 3.0%
1,151	Avnet, Inc. ●		$40,128
3,864	Cisco Systems, Inc.		75,841
1,222	Qualcomm, Inc.		71,860
			187,829
	Telecommunication Services - 3.3%
7,116	AT&T, Inc.		209,275

	Transportation - 2.4%
657	FedEx Corp.		60,146
1,200	United Parcel Service, Inc. Class B		90,742
			150,888
	Utilities - 4.5%
1,341	Dominion Resources, Inc.		67,114
1,365	Exelon Corp.		54,319
1,135	NextEra Energy, Inc.		67,906
1,234	PG&E Corp.		50,182
1,656	Xcel Energy, Inc.		44,050
			283,571
	Total common stocks
	(cost $5,320,188)		$6,129,104

	Total long-term investments
	(cost $5,320,188)		$6,129,104

SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreements - 3.0%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
02/01/2012 in the amount of $62,740,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041,
GNMA 3.00% - 6.00%, 2027 - 2044, value
	of $63,995)
$62,740	0.22%, 1/31/2012		$62,740
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $6,263, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $6,389)
6,263	0.22%, 1/31/2012		6,263
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $69,535, collateralized by GNMA 4.00%, 2040 - 2041, value of $70,925)
69,534	0.24%, 1/31/2012		69,534
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $39,810, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 -
	2014, value of $40,606)
39,810	0.22%, 1/31/2012		39,810
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $467, collateralized by U.S. Treasury Note 1.75%, 2013, value of $477)
467	0.18%, 1/31/2012		467
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $14,332, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $14,618)
14,331	0.24%, 1/31/2012		14,331
			193,145
	Total short-term investments
	(cost $193,145)		$193,145

	Total investments
	(cost $5,513,333) ▲	99.8%	$6,322,249
	Other assets and liabilities	0.2%	10,946
	Total net assets	100.0%	$6,333,195

2

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 8.0% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $5,550,011 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$957,078
Unrealized Depreciation	(184,840)
Net Unrealized Appreciation	$772,238

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $5,777, which represents 0.1% of total net assets.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,495	Buck Holdings L.P.	1,478

At January 31, 2012, the aggregate value of these securities was $5,777, which represents 0.1% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Dividend and Growth Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$6,129,104	$6,123,327	$–	$5,777
Short-Term Investments	193,145	–	193,145	–
Total	$6,322,249	$6,123,327	$193,145	$5,777

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Common Stocks	$6,363	$805	$(366	)*	$—	$—	$(1,025)	$—	$—	$5,777
Total	$6,363	$805	$(366)		$—	$—	$(1,025)	$—	$—	$5,777

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(366).

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 30.0%
		Belgium - 0.2%
		Anheuser-Busch InBev N.V.
BRL	230	9.75%, 11/17/2015	$138

		Bermuda - 0.1%
		Digicel Group Ltd.
	100	8.88%, 01/15/2015 §	101

		Brazil - 3.5%
		Banco do Brasil
	200	5.88%, 01/26/2022 §	201
	100	8.50%, 10/20/2020 §♠	114
		Banco do Estado do Rio Grande do Sul S.A.
	200	7.38%, 02/02/2022 ■☼	198
		BFF International Ltd.
	230	7.25%, 01/28/2020 §	254
		Brasil Telecom S.A.
BRL	300	9.75%, 09/15/2016 ■	171
		Centrais Eletricas Brasileiras S.A.
	200	5.75%, 10/27/2021 ■	210
		Globo Comunicacao e Participacoes S.A.
	225	6.25%, 07/20/2015 §♠	240
		Itau Unibanco Holding S.A.
	200	6.20%, 12/21/2021 ■	205
		Petrobras International Finance Co.
	140	7.88%, 03/15/2019	168
		RBS-Zero Hora Editora Journalistica
BRL	575	11.25%, 06/15/2017 §	306
		Telemar Norte Leste S.A.
	100	5.50%, 10/23/2020 §	100
		Vale Overseas Ltd.
	190	4.63%, 09/15/2020	200
			2,367
		British Virgin Islands - 1.4%
		CLP Power Hong Kong Ltd.
	100	4.75%, 03/19/2020 §	107
		Fita International Ltd.
	125	7.00%, 02/10/2020	127
		Henson Finance Ltd.
	100	5.50%, 09/17/2019	98
		Hong Kong Electric Finance Ltd.
	225	4.25%, 12/14/2020 §	232
		Mega Advance Investments
	200	5.00%, 05/12/2021 §	207
		QGOG Atlantic/Alaskan Rigs
	191	5.25%, 07/30/2018 ■	194
			965
		Canada - 0.5%
		Pacific Rubiales Energy Corp.
	143	7.25%, 12/12/2021 ■	150
		PTTEP Canada International Finance Ltd.
	200	5.69%, 04/05/2021 §	213
			363
		Cayman Islands - 0.7%
		Alliance Global Group
	100	6.50%, 08/18/2017	103
		IPIC GMTN Ltd.
	250	5.00%, 11/15/2020 §	254
		UOB Cayman Ltd.
	100	5.80%, 03/15/2016 §	103
			460
		Chile - 1.1%
		AES Gener S.A.
	105	5.25%, 08/15/2021 ■	109
	110	5.25%, 08/15/2021 §	115
		Automotores Gildemeister
	100	8.25%, 05/24/2021 ■	102
		Celulosa Arauco Constitucion
	35	4.75%, 01/11/2022 ■	35
	120	7.25%, 07/29/2019	142
		E.CL S.A.
	200	5.63%, 01/15/2021 §	218
			721
		China - 0.6%
		ENN Energy Holdings Ltd.
	200	6.00%, 05/13/2021 §	188
		MCC Holding Corp., Ltd.
	200	4.88%, 07/29/2016 §	198
			386
		Colombia - 1.9%
		Bancolombia S.A.
	190	6.13%, 07/26/2020	195
		Ecopetrol S.A.
	160	7.63%, 07/23/2019	193
		Emgesa S.A.
COP	803,000	8.75%, 01/25/2021 §	473
		Empresas Public Medellin
COP	356,000	8.38%, 02/01/2021 §	204
		TGI International Ltd.
	225	9.50%, 10/03/2017 §	245
			1,310
		Hong Kong - 1.6%
		Bank of China Hong Kong
	100	5.55%, 02/11/2020 §	105
		Bank of East Asia
	200	6.38%, 05/04/2022 §	204
		Hutchison Whampoa International Ltd.
	200	4.63%, 01/13/2022 ■	201
	120	5.75%, 09/11/2019 §	134
	125	6.00%, 10/28/2015 §	125
		Wharf Holdings Ltd.
	100	6.13%, 11/06/2017	106
		Zijin International Finance Co.
	230	4.25%, 06/30/2016 §	231
			1,106
		India - 0.3%
		NTPC Ltd.
	110	5.88%, 03/02/2016	116
		State Bank of India
	100	6.44%, 05/15/2017 §	89
			205
		Ireland - 0.8%
		MTS International Funding Ltd.
	135	8.63%, 06/22/2020 §	153

1

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 30.0% - (continued)
		Ireland - 0.8% - (continued)
		Russian Railways
	$145	5.74%, 04/03/2017 §	$150
		Trans Capital Investments
	190	8.70%, 08/07/2018 §	231
			534
		Israel - 0.3%
		Israel Electric Corp., Ltd.
	200	9.38%, 01/28/2020 §	231

		Kazakhstan - 0.7%
		Kazatomprom Natsionalnaya
	275	6.25%, 05/20/2015 §	292
		Kazmunaygas National
	200	6.38%, 04/09/2021 §	210
			502
		Kuwait - 0.2%
		Kuwait Projects Co.
	100	8.88%, 10/17/2016 §	110

		Luxembourg - 1.5%
		ALROSA Finance S.A.
	200	7.75%, 11/03/2020 §	207
		European Investment Bank
ZAR	475	8.76%, 12/31/2018 ○	33
		Gaz Capital S.A.
	120	9.25%, 04/23/2019 §	147
		SB Capital (Sberbank)
	200	5.72%, 06/16/2021 §	198
		VTB Capital S.A.
	200	6.47%, 03/04/2015 §	207
		Yasar Holdings S.A. Via Willow No 2
	200	9.63%, 10/07/2015 §	198
			990
		Malaysia - 1.5%
		Axiata SPV1 (Labuan) Ltd.
	100	5.38%, 04/28/2020	105
		Bank Negara Malaysia Monetary Notes
MYR	1,080	2.91%, 02/21/2012 ○	355
		Hong Leong Bank
	200	3.75%, 03/17/2016	201
		Petronas Capital Ltd.
	210	5.25%, 08/12/2019 §	237
		Public Bank Bhd
	120	6.84%, 08/22/2036	121
			1,019
		Mexico - 1.9%
		Axtel SAB de CV
	135	9.00%, 09/22/2019 §	107
		Controladora Mabe S.A. de C.V.
	200	7.88%, 10/28/2019 §	209
		Desarrolladora Homes S.A.
	100	7.50%, 09/28/2015	100
		Empresas ICA SAB de CV
	90	8.90%, 02/04/2021 §	88
		Petroleos Mexicanos
	195	6.50%, 06/02/2041	215
		Satmex Escrow
	175	9.50%, 05/15/2017	182
		Sigma Alimentos S.A.
	150	5.63%, 04/14/2018 §	153
		Telefonos De Mexico SAB
	100	5.50%, 01/27/2015	109
		Urbi Desarrollos Urbanos
	100	8.50%, 04/19/2016 §	100
			1,263
		Netherlands - 1.3%
		GTB Finance B.V.
	200	7.50%, 05/19/2016 §	203
		Hyva Global B.V.
	230	8.63%, 03/24/2016 §	190
		Indo Energy Finance
	200	7.00%, 05/07/2018 §	204
		Listrindo Capital B.V.
	100	9.25%, 01/29/2015 §	108
		VimpelCom Holdings B.V.
	200	7.50%, 03/01/2022 §	188
			893
		Panama - 0.1%
		AES Panama S.A.
	60	6.35%, 12/21/2016 §	65

		Peru - 0.4%
		Banco de Credito del Peru/Panama
	190	6.88%, 09/16/2026 ■	200
		Corporacion Jose R. Lindley S.A.
	87	6.75%, 11/23/2021 ■	92
			292
		Philippines - 0.2%
		SM Investments Corp.
	130	5.50%, 10/13/2017	131

		Qatar - 0.9%
		Nakilat, Inc.
	121	6.27%, 12/31/2033 §	133
		Qtel International Finance
	200	4.75%, 02/16/2021 §	203
		Ras Laffan Liquefied Natural Gas Co., Ltd.
	250	5.84%, 09/30/2027 §	266
			602
		Russia - 0.7%
		Russian Agricultural Bank OJSC
RUB	13,800	8.70%, 03/17/2016 §	454

		Singapore - 1.0%
		Berau Capital Resources Pte Ltd.
	160	12.50%, 07/08/2015 §	181
		Bumi Investment Pte Ltd.
	170	10.75%, 10/06/2017 §	180
		DBS Bank Ltd.
	120	5.00%, 11/15/2019 §	126
		Olam International Ltd.
	130	7.50%, 08/12/2020	123
		Oversea-Chinese Banking Corp., Ltd.
	100	3.75%, 11/15/2022	97
			707

2

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 30.0% - (continued)
		South Africa - 0.4%
		Consol Glass Ltd.
EUR	50	7.63%, 04/15/2014 §	$66
		Eskom Holdings Ltd.
ZAR	900	10.01%, 12/31/2018 ○	59
		Transnet Ltd.
ZAR	1,000	10.00%, 03/30/2029	136
			261
		South Korea - 1.1%
		Export-Import Bank of Korea
	200	5.00%, 04/11/2022	205
		Korea Development Bank
	200	3.88%, 05/04/2017	202
		Korea Hydro and Nuclear Power Co.
	100	6.25%, 06/17/2014 §	108
		Shinhan Bank
	125	6.82%, 09/20/2036	124
		Woori Bank
	130	6.21%, 05/02/2037 §	125
			764
		Thailand - 3.0%
		Bangkok Bank PCL/Hong Kong
	135	4.80%, 10/18/2020 §	137
		Bank of Thailand
THB	12,630	2.35%, 10/21/2012	407
THB	3,265	2.48%, 07/16/2012	105
THB	13,730	2.82%, 12/23/2012	443
THB	8,575	3.33%, 05/12/2014	279
THB	14,544	3.40%, 09/08/2014	474
THB	5,075	3.50%, 02/24/2015	166
			2,011
		United Arab Emirates - 0.7%
		DP World Ltd.
	130	6.85%, 07/02/2037 §	121
		Dubai Electricity & Water Authority
	175	7.38%, 10/21/2020 §	181
		Taqa Abu Dhabi National Energy
	200	5.88%, 12/13/2021 ■	207
			509
		United Kingdom - 0.6%
		CBQ Finance Ltd.
	125	7.50%, 11/18/2019 §	146
		European Bank for Reconstruction & Dev
ZAR	550	8.76%, 12/31/2020 ○	37
		Standard Bank plc
	100	8.13%, 12/02/2019	105
		Vedanta Resources plc
	170	9.50%, 07/18/2018 §	151
			439
		United States - 0.8%
		MCE Finance Ltd.
	165	10.25%, 05/15/2018	182
		NII Capital Corp.
	65	7.63%, 04/01/2021	67
	75	8.88%, 12/15/2019	81
		Reliance Holdings USA
	250	4.50%, 10/19/2020 §	235
			565
		Total corporate bonds
		(cost $20,568)	$20,464

FOREIGN GOVERNMENT OBLIGATIONS - 50.6%
		Brazil - 3.5%
		Brazil (Republic of)
BRL	3,445	10.00%, 01/01/2014 - 01/01/2021	$1,869
		Brazil Notas do Tesouro Nacional Serie F
BRL	959	10.00%, 01/01/2015	542
			2,411

		Chile - 0.4%
		Bonos del Banco Central de Chile en Pesos
CLP	10,000	6.00%, 02/01/2016	21
		Chile (Republic of)
CLP	115,000	5.50%, 08/05/2020 ╦	243
			264
		Colombia - 1.6%
		Colombia (Republic of)
COP	811,909	4.25%, 05/17/2017 ■	950
COP	225,078	10.00%, 07/24/2024 ■	150
			1,100
		Costa Rica - 0.3%
		Instit Costa de Electric
	200	6.95%, 11/10/2021 ■	209

		Hungary - 6.9%
		Hungary (Republic of)
HUF	100,040	5.50%, 02/12/2016	396
HUF	269,570	6.00%, 10/24/2012 - 11/24/2023	989
HUF	175,800	6.50%, 06/24/2019	664
HUF	274,580	6.75%, 02/24/2017 - 10/22/2028	1,073
HUF	184,140	7.00%, 06/24/2022	710
HUF	82,640	7.50%, 10/24/2013 - 11/12/2020	345
HUF	120,030	8.00%, 02/12/2015	522
			4,699
		Ireland - 0.7%
		Ireland (Government of)
EUR	200	5.00%, 10/18/2020	225
		Ireland (Republic of)
EUR	200	5.40%, 03/13/2025	223
			448
		Israel - 1.5%
		Israel (Government of)
ILS	790	4.25%, 08/31/2016	219
ILS	235	5.00%, 01/31/2020	66
ILS	1,220	5.50%, 01/31/2022	352
ILS	205	6.00%, 02/28/2019	62
ILS	1,080	6.25%, 10/30/2026	328
			1,027
		Ivory Coast - 1.5%
		Ivory Coast (Republic of)
	1,810	0.00%, 12/31/2032 ●§	1,041

3

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 50.6% - (continued)
		Malaysia - 5.7%
		Malaysia Government
MYR	2,620	2.51%, 08/27/2012	$859
MYR	340	3.46%, 07/31/2013	113
MYR	2,470	3.74%, 02/27/2015	829
MYR	1,745	4.01%, 09/15/2017	594
MYR	1,040	4.16%, 07/15/2021	359
MYR	680	4.23%, 06/30/2031	231
MYR	275	4.24%, 02/07/2018	95
MYR	605	4.26%, 09/15/2016	207
MYR	280	4.38%, 11/29/2019	98
MYR	1,465	4.39%, 04/15/2026	512
			3,897
		Mexico - 3.5%
		Mexican Bonos De Desarrollo
MXN	1,560	7.50%, 06/03/2027 Δ	130
MXN	1,599	8.50%, 05/31/2029 Δ	144
MXN	5,764	9.00%, 12/20/2012 Δ	459
		Mexican Udibonos
MXN	1,021	3.50%, 12/14/2017 Δж	86
MXN	12,116	4.00%, 11/15/2040 Δж	1,017
MXN	6,991	4.50%, 12/18/2014 Δж	586
			2,422
		Nigeria - 0.3%
		MDC GMTN B.V.
	200	5.50%, 04/20/2021 §	209

		Peru - 4.3%
		Peru (Republic of)
PEN	2,275	6.85%, 02/12/2042 §	863
PEN	2,000	6.90%, 08/12/2037 §	775
PEN	241	6.95%, 08/12/2031 ■☼	94
PEN	1,464	8.20%, 08/12/2026 §	651
PEN	1,045	8.60%, 08/12/2017 §	460
		Peru Bono Soberano
PEN	155	7.84%, 08/12/2020	66
			2,909
		Poland - 6.8%
		Poland Government
PLN	1,435	4.75%, 04/25/2012 ╦	445
PLN	1,625	5.00%, 04/25/2016 ╦	504
PLN	2,835	5.25%, 10/25/2017 - 10/25/2020 ╦‡	870
PLN	1,220	5.50%, 10/25/2019	379
PLN	7,735	5.75%, 04/25/2014 - 04/25/2029 ╦	2,421
			4,619
		Russia - 1.2%
		Russian Federation Government
RUB	25,000	7.85%, 03/10/2018 §	853

		South Africa - 4.7%
		South Africa (Republic of)
ZAR	9,427	6.25%, 03/31/2036	918
ZAR	6,915	6.50%, 02/28/2041	674
ZAR	3,575	6.75%, 03/31/2021	428
ZAR	2,660	7.00%, 02/28/2031	289
ZAR	1,885	8.00%, 12/21/2018	248
ZAR	2,030	8.25%, 09/15/2017	273
ZAR	2,360	10.50%, 12/21/2026	362
			3,192
		Thailand - 1.3%
		Thailand Government
THB	11,600	2.80%, 10/10/2017 ╦	368
THB	12,151	3.13%, 12/11/2015	393
THB	3,185	4.13%, 11/01/2012	104
			865
		Turkey - 5.5%
		Turkey (Republic of)
TRY	580	8.00%, 10/09/2013 Δ	320
TRY	985	8.27%, 08/08/2012 ○	528
TRY	1,815	10.00%, 01/09/2013 - 04/10/2013 Δ	1,029
TRY	1,315	11.46%, 11/07/2012 ○	690
TRY	437	12.00%, 08/14/2013 Δж	279
		Turkey Government Bond
TRY	1,553	4.00%, 04/29/2015 Δж	888
			3,734
		Uruguay - 0.9%
		Uruguay (Republic of)
UYU	11,807	4.38%, 12/15/2028 ж	608

		Total foreign government obligations
		(cost $34,645)	$34,507

		Total long-term investments
		(cost $55,213)	$54,971

SHORT-TERM INVESTMENTS - 14.7%
		Repurchase Agreements - 14.7%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $3,247,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041,
GNMA 3.00% - 6.00%, 2027 - 2044, value
		of $3,312)
	$3,247	0.22%, 1/31/2012	$3,247
		Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $324, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $331)
	324	0.22%, 1/31/2012	324
		Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $3,598, collateralized by GNMA 4.00%, 2040 - 2041, value of $3,670)
	3,598	0.24%, 1/31/2012	3,598

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬				Market Value ╪
SHORT-TERM INVESTMENTS - 14.7% - (continued)
		Repurchase Agreements - 14.7% - (continued)
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $2,060, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 -
		2014, value of $2,101)
	$2,060	0.22%, 1/31/2012		$2,060
		UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $24, collateralized by U.S. Treasury Note 1.75%, 2013, value of $25)
	24	0.18%, 1/31/2012		24
		UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $742, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $756)
	742	0.24%, 1/31/2012		742
				9,995
		Foreign Governments - 0.0%
		Uruguay (Republic of)
UYU	510	8.38%, 2/14/2012 ○		26

		Total short-term investments
		(cost $10,022)		$10,021

		Total investments
		(cost $65,235) ▲	95.3%	$64,992
		Other assets and liabilities	4.7%	3,173
		Total net assets	100.0%	$68,165

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 79.8% of total net assets at January 31, 2012.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $65,273 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$929
Unrealized Depreciation	(1,210)
Net Unrealized Depreciation	$(281)

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $3,477, which represents 5.1% of total net assets.

5

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $16,812, which represents 24.7% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

BRL	─	Brazilian Real
CLP	─	Chilean Peso
COP	─	Colombian Peso
EUR	─	EURO
HUF	─	Hungarian Forint
ILS	─	Israeli New Shekel
MXN	─	Mexican New Peso
MYR	─	Malaysian Ringgit
PEN	─	Peruvian New Sol
PLN	─	Polish New Zloty
RUB	─	New Ruble
THB	─	Thai Bhat
TRY	─	Turkish New Lira
UYU	─	Uruguayan Peso
ZAR	─	South African Rand

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $289 at January 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Banc of America Securities	Sell	$364	$351	03/09/2012	$(13)
Argentine Peso	Banc of America Securities	Sell	891	878	06/04/2012	(13)
Australian Dollar	Banc of America Securities	Sell	116	110	03/21/2012	(6)
Australian Dollar	Westpac International	Sell	517	481	03/21/2012	(36)
Brazilian Real	CS First Boston	Buy	1,006	933	03/02/2012	73
Brazilian Real	HSBC Securities	Buy	80	77	03/02/2012	3
Brazilian Real	JP Morgan Securities	Buy	77	77	03/02/2012	–
Brazilian Real	JP Morgan Securities	Sell	80	77	03/02/2012	(3)
Brazilian Real	Morgan Stanley	Buy	543	500	03/02/2012	43
Brazilian Real	UBS AG	Buy	3,376	3,212	03/02/2012	164
Brazilian Real	UBS AG	Sell	2,049	1,918	03/02/2012	(131)
Canadian Dollar	Banc of America Securities	Sell	110	108	03/21/2012	(2)
Canadian Dollar	JP Morgan Securities	Sell	513	496	03/21/2012	(17)
Chilean Peso	Banc of America Securities	Buy	144	135	03/21/2012	9
Chilean Peso	UBS AG	Buy	630	591	03/21/2012	39
Chilean Peso	UBS AG	Sell	264	249	03/21/2012	(15)
Chinese Renminbi	Deutsche Bank Securities	Buy	828	823	02/14/2012	5
Chinese Renminbi	Deutsche Bank Securities	Sell	832	824	11/14/2014	(8)
Chinese Renminbi	JP Morgan Securities	Buy	1,805	1,800	02/14/2012	5
Chinese Renminbi	JP Morgan Securities	Buy	743	717	11/14/2014	26
Chinese Renminbi	JP Morgan Securities	Sell	740	735	02/14/2012	(5)
Chinese Renminbi	JP Morgan Securities	Sell	1,813	1,799	11/14/2014	(14)

6

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Colombian Peso	Banc of America Securities	Buy	$385	$361	03/21/2012	$24
Colombian Peso	UBS AG	Buy	57	57	03/21/2012	–
Colombian Peso	UBS AG	Sell	537	501	03/21/2012	(36)
Colombian Peso	UBS AG	Buy	1,040	969	03/21/2012	71
Croatian Kuna	CS First Boston	Sell	151	158	02/10/2012	7
Croatian Kuna	JP Morgan Securities	Sell	129	128	02/10/2012	(1)
Croatian Kuna	JP Morgan Securities	Sell	325	340	02/10/2012	15
Czech Koruna	CS First Boston	Buy	275	273	03/21/2012	2
Czech Koruna	Deutsche Bank Securities	Sell	1,576	1,547	03/21/2012	(29)
Czech Koruna	JP Morgan Securities	Buy	275	273	03/21/2012	2
Czech Koruna	UBS AG	Sell	284	276	03/21/2012	(8)
Egyptian Pound	JP Morgan Securities	Buy	240	234	04/30/2012	6
Euro	Barclay Investments	Buy	24	24	03/21/2012	–
Euro	Barclay Investments	Sell	763	760	03/21/2012	(3)
Euro	Deutsche Bank Securities	Sell	313	315	03/21/2012	2
Euro	JP Morgan Securities	Sell	81	82	03/21/2012	1
Euro	JP Morgan Securities	Buy	81	82	02/01/2012	(1)
Euro	JP Morgan Securities	Sell	589	572	04/13/2012	(17)
Euro	RBC Dominion Securities	Sell	77	77	03/21/2012	–
Euro	RBC Dominion Securities	Buy	77	77	02/02/2012	–
Hungarian Forint	CS First Boston	Buy	85	76	03/21/2012	9
Hungarian Forint	CS First Boston	Sell	43	41	03/21/2012	(2)
Hungarian Forint	JP Morgan Securities	Buy	33	33	02/02/2012	–
Hungarian Forint	UBS AG	Buy	1,459	1,389	03/21/2012	70
Hungarian Forint	UBS AG	Sell	3,573	3,386	03/21/2012	(187)
Hungarian Forint	UBS AG	Buy	3	3	02/01/2012	–
Indian Rupee	CS First Boston	Sell	476	455	02/03/2012	(21)
Indian Rupee	Standard Chartered Bank	Buy	646	638	04/25/2012	8
Indian Rupee	Westpac International	Buy	476	472	02/03/2012	4
Indonesian Rupiah	Barclay Investments	Buy	978	955	03/21/2012	23
Indonesian Rupiah	JP Morgan Securities	Buy	2,321	2,241	03/21/2012	80
Indonesian Rupiah	JP Morgan Securities	Buy	1,040	1,011	04/20/2012	29
Indonesian Rupiah	Morgan Stanley	Buy	1,797	1,747	03/21/2012	50
Indonesian Rupiah	Morgan Stanley	Buy	300	303	03/21/2012	(3)
Israeli New Shekel	CS First Boston	Buy	114	111	03/21/2012	3
Israeli New Shekel	Goldman Sachs	Sell	1,150	1,130	03/21/2012	(20)
Israeli New Shekel	State Street Global Markets LLC	Sell	454	446	03/21/2012	(8)
Israeli New Shekel	UBS AG	Buy	453	440	03/21/2012	13
Malaysian Ringgit	Banc of America Securities	Buy	1,756	1,665	03/21/2012	91
Malaysian Ringgit	Barclay Investments	Sell	765	746	03/21/2012	(19)
Malaysian Ringgit	CS First Boston	Buy	1,756	1,667	03/21/2012	89
Malaysian Ringgit	JP Morgan Securities	Buy	918	878	03/21/2012	40
Malaysian Ringgit	JP Morgan Securities	Sell	691	677	02/29/2012	(14)
Mexican New Peso	CS First Boston	Buy	1,386	1,291	03/21/2012	95
Mexican New Peso	CS First Boston	Sell	38	36	03/21/2012	(2)
Mexican New Peso	HSBC Securities	Buy	4,669	4,386	03/21/2012	283
Mexican New Peso	HSBC Securities	Sell	85	83	03/21/2012	(2)
Mexican New Peso	RBC Dominion Securities	Sell	165	153	03/21/2012	(12)
Mexican New Peso	RBS Securities	Buy	195	182	03/21/2012	13
Mexican New Peso	UBS AG	Buy	133	124	03/21/2012	9
New Romanian Leu	CS First Boston	Buy	36	36	03/21/2012	–
New Romanian Leu	JP Morgan Securities	Sell	109	109	03/21/2012	–
New Romanian Leu	JP Morgan Securities	Buy	579	565	04/20/2012	14
New Romanian Leu	JP Morgan Securities	Sell	1,108	1,083	03/21/2012	(25)
New Ruble	CS First Boston	Buy	221	208	03/21/2012	13
New Ruble	Deutsche Bank Securities	Buy	221	208	03/21/2012	13
New Ruble	Deutsche Bank Securities	Sell	352	344	03/21/2012	(8)

7

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
New Ruble	JP Morgan Securities	Buy	$3,033	$2,851	03/21/2012	$182
New Ruble	UBS AG	Buy	5	5	03/21/2012	–
Peruvian New Sol	Banc of America Securities	Buy	907	901	03/21/2012	6
Peruvian New Sol	Banc of America Securities	Sell	1,623	1,611	03/21/2012	(12)
Peruvian New Sol	Citigroup Global Markets	Buy	93	93	02/01/2012	–
Peruvian New Sol	CS First Boston	Buy	591	586	03/21/2012	5
Peruvian New Sol	CS First Boston	Sell	804	796	03/21/2012	(8)
Philippine Peso	Barclay Investments	Buy	54	53	03/21/2012	1
Philippine Peso	JP Morgan Securities	Buy	263	254	03/21/2012	9
Polish Zloty	Banc of America Securities	Buy	199	201	03/21/2012	(2)
Polish Zloty	Banc of America Securities	Buy	211	193	03/21/2012	18
Polish Zloty	CS First Boston	Buy	761	724	03/21/2012	37
Polish Zloty	Goldman Sachs	Buy	2,582	2,360	03/21/2012	222
Polish Zloty	Goldman Sachs	Sell	1,279	1,169	03/21/2012	(110)
Polish Zloty	UBS AG	Buy	417	416	03/21/2012	1
Polish Zloty	UBS AG	Sell	998	943	03/21/2012	(55)
Republic of Korea Won	Barclay Investments	Buy	99	95	03/21/2012	4
Republic of Korea Won	JP Morgan Securities	Buy	560	533	03/21/2012	27
Singapore Dollar	CS First Boston	Buy	283	274	03/21/2012	9
Singapore Dollar	JP Morgan Securities	Buy	246	238	03/21/2012	8
Singapore Dollar	JP Morgan Securities	Sell	529	509	03/21/2012	(20)
South African Rand	Barclay Investments	Buy	300	300	03/22/2012	–
South African Rand	CS First Boston	Sell	46	44	03/22/2012	(2)
South African Rand	CS First Boston	Buy	841	800	03/22/2012	41
South African Rand	UBS AG	Sell	652	620	03/22/2012	(32)
South African Rand	UBS AG	Buy	2,726	2,524	03/22/2012	202
Taiwanese Dollar	Banc of America Securities	Buy	650	646	04/23/2012	4
Thai Baht	Barclay Investments	Buy	2,591	2,552	07/23/2012	39
Thai Baht	JP Morgan Securities	Buy	350	340	03/21/2012	10
Thai Baht	JP Morgan Securities	Buy	340	341	05/08/2012	(1)
Thai Baht	UBS AG	Buy	217	215	07/23/2012	2
Turkish New Lira	Banc of America Securities	Buy	75	73	03/21/2012	2
Turkish New Lira	CS First Boston	Buy	669	638	03/21/2012	31
Turkish New Lira	CS First Boston	Sell	28	27	03/21/2012	(1)
Turkish New Lira	Deutsche Bank Securities	Buy	273	254	03/21/2012	19
Turkish New Lira	Goldman Sachs	Buy	671	619	03/21/2012	52
Turkish New Lira	HSBC Securities	Buy	391	380	03/21/2012	11
Turkish New Lira	JP Morgan Securities	Buy	1,783	1,670	03/21/2012	113
Turkish New Lira	JP Morgan Securities	Sell	892	825	03/21/2012	(67)
Turkish New Lira	UBS AG	Sell	27	27	03/21/2012	–
Vietnamese Dong	Banc of America Securities	Sell	126	121	04/04/2012	(5)
						$1,505

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX Emerging Markets Index	Bank of America	$1,190	Sell	5.00%	12/20/16	$115	$123	$8
China (People's Republic of)	Bank of America	220	Sell	1.00% / 0.94%	03/20/15	(1)	–	1
China (People's Republic of)	Barclay Investment, Inc.	390	Buy	(1.00)% / 1.38%	03/20/17	11	7	(4)
China (People's Republic of)	Barclay Investment, Inc.	240	Sell	1.00% / 0.94%	03/20/15	–	1	1
China (People's Republic of)	Credit Suisse	715	Sell	1.00% / 0.94%	03/20/15	(2)	2	4
China (People's Republic of)	Deutsche Bank	895	Buy	(1.00)% / 1.33%	12/20/16	19	14	(5)
China (People's Republic of)	Deutsche Bank	360	Buy	(1.00)% / 1.38%	03/20/17	9	7	(2)
China (People's Republic of)	Deutsche Bank	580	Sell	1.00% / 0.94%	03/20/15	(1)	1	2
China (People's Republic of)	Goldman Sachs	145	Sell	1.00% / 0.90%	12/20/14	(1)	–	1
China (People's Republic of)	Morgan Stanley	600	Buy	(1.00)% / 1.33%	12/20/16	12	9	(3)
China (People's Republic of)	Morgan Stanley	290	Sell	1.00% / 0.94%	03/20/15	–	1	1
France (Republic of)	Bank of America	210	Buy	(0.25)% / 1.75%	09/20/16	12	14	2
France (Republic of)	Deutsche Bank	230	Buy	(0.25)% / 1.75%	09/20/16	13	15	2
Hungary (Republic of)	Deutsche Bank	210	Sell	1.00% / 5.88%	12/20/16	(43)	(42)	1
Hungary (Republic of)	Goldman Sachs	655	Sell	1.00% / 5.88%	12/20/16	(136)	(130)	6
Hungary (Republic of)	Goldman Sachs	280	Sell	1.00% / 5.89%	03/20/17	(61)	(58)	3
United Kingdom (Government of)	Deutsche Bank	390	Buy	(1.00)% / 7.31%	09/20/16	(5)	(5)	–
						$(59)	$(41)	$18

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment performance risk.

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at January 31, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Barclay investment, Inc.	3.64% Fixed	KRW CD KSDA	$832	12/29/21	$–	$(5)	$(5)
Barclay Investment, Inc.	3.57% Fixed	KRW CD KSDA	148	08/12/21	–	–	–
Barclay Investment, Inc.	3.69% Fixed	KRW CD KSDA	89	08/12/31	–	–	–
Barclay Investment, Inc.	4.80% Fixed	WIBOR PLN 6M	56	11/10/26	–	(1)	(1)
Barclay Investment, Inc.	4.81% Fixed	WIBOR PLN 6M	112	11/08/26	–	(1)	(1)
Barclay Investment, Inc.	4.81% Fixed	WIBOR PLN 6M	56	11/10/26	–	(1)	(1)
Barclay Investment, Inc.	4.83% Fixed	WIBOR PLN 6M	139	11/14/26	–	(2)	(2)
Barclay Investment, Inc.	5.51% Fixed	MXIBTIIE 28D	478	06/14/13	–	(5)	(5)
Barclay Investment, Inc.	6.03% Fixed	Float S African JHBRG Interbank 3M	595	08/05/13	–	(3)	(3)
Barclay Investment, Inc.	Float 3M TELBOR	4.11% Fixed	592	02/02/22	–	–	–
Barclay Investment, Inc.	SORF 6M	2.28% Fixed	91	12/29/21	–	3	3
Barclay Investment, Inc.	4.13% Fixed	3 Month CD KSDA	337	06/01/21	–	(15)	(15)
Citibank	Brazil Cetip Interbank Deposit Rate	10.33% Fixed	946	01/02/14	–	9	9
Citibank	Brazil Cetip Interbank Deposit Rate	10.81% Fixed	834	01/04/21	–	(13)	(13)
Citibank	Brazil IB Deposit Rate	12.29% Fixed	64	01/02/14	–	3	3
Credit Suisse	Brazil IB Deposit Rate	12.09% Fixed	83	01/02/17	–	6	6
Deutsche Bank	10.22% Fixed	Brazil Cetip Interbank Deposit Rate	3,208	07/02/12	–	(2)	(2)
Deutsche Bank	2.12% Fixed	CZK PRIBOR Reference Banks 6M	160	10/06/21	–	–	–
Deutsche Bank	3.40% Fixed	KRW CD KSDA	482	09/16/21	–	7	7
Deutsche Bank	3.71% Fixed	KRW CD KSDA	297	08/11/21	–	(3)	(3)
Deutsche Bank	3.71% Fixed	KRW CD KSDA	245	11/03/31	–	–	–
Deutsche Bank	3.97% Fixed	KRW CD KSDA	97	06/21/21	–	(3)	(3)
Deutsche Bank	4.00% Fixed	KRW CD KSDA	111	06/20/21	–	(4)	(4)
Deutsche Bank	5.25% Fixed	MXN TIIE BANXICO	1,057	11/26/15	–	(4)	(4)
Deutsche Bank	5.44% Fixed	MXN TIIE BANXICO	367	10/21/16	–	(2)	(2)
Deutsche Bank	5.50% Fixed	MXN TIIE BANXICO	912	07/05/13	–	(9)	(9)
Deutsche Bank	5.80% Fixed	Float S African JHBRG Interbank 3M	2,350	12/08/13	–	2	2
Deutsche Bank	Brazil Cetip Interbank Deposit Rate	10.49% Fixed	376	01/02/17	–	(2)	(2)
Deutsche Bank	Brazil Cetip Interbank Deposit Rate	10.50% Fixed	191	01/02/17	–	(1)	(1)
Deutsche Bank	Brazil Cetip Interbank Deposit Rate	10.51% Fixed	484	01/02/17	–	(3)	(3)
Deutsche Bank	Brazil Cetip Interbank Deposit Rate	10.53% Fixed	397	01/02/17	–	(2)	(2)
Deutsche Bank	Brazil Cetip Interbank Deposit Rate	10.55% Fixed	396	01/02/17	–	(1)	(1)
Deutsche Bank	Brazil Cetip Interbank Deposit Rate	10.58% Fixed	189	01/04/21	–	(7)	(7)
Deutsche Bank	Brazil Cetip Interbank Deposit Rate	10.61% Fixed	198	01/02/17	–	–	–
Deutsche Bank	Brazil Cetip Interbank Deposit Rate	10.61% Fixed	104	01/04/21	–	(3)	(3)
Deutsche Bank	Brazil Cetip Interbank Deposit Rate	10.64% Fixed	147	01/04/21	–	(4)	(4)
Deutsche Bank	Brazil Cetip Interbank Deposit Rate	10.66% Fixed	99	01/04/21	–	(3)	(3)
Deutsche Bank	Brazil IB Deposit Rate	12.31% Fixed	477	01/02/14	–	25	25
Deutsche Bank	Float 3M TELBOR	4.13% Fixed	592	02/02/22	–	–	–

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at January 31, 2012 - (continued)

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Deutsche Bank	KRW CD KSDA	3.50% Fixed	$56	08/10/16	$–	$–	$–
Deutsche Bank	Malaysia Interbank Off Rt 3M	3.13% Fixed	1,469	12/08/14	–	–	–
Deutsche Bank	MXN TIIE BANXICO	7.42% Fixed	83	10/03/31	–	–	–
Deutsche Bank	SORF 6M	2.21% Fixed	457	12/12/21	–	13	13
Deutsche Bank	Thailand 6M	3.23% Fixed	456	11/07/16	–	2	2
Deutsche Bank	Thailand 6M	3.31% Fixed	706	09/09/16	–	5	5
Goldman Sachs	5.19% Fixed	Float S African JHBRG Interbank 3M	666	10/07/14	–	3	3
Goldman Sachs	5.49% Fixed	MXN TIIE BANXICO	1,101	10/25/16	–	(8)	(8)
Goldman Sachs	Brazil Cetip Interbank Deposit Rate	12.28% Fixed	33	01/02/15	–	2	2
Goldman Sachs	Brazil Cetip Interbank Deposit Rate	12.31% Fixed	71	01/02/14	–	4	4
Goldman Sachs	MXN TIIE BANXICO	7.45% Fixed	250	10/07/31	–	1	1
JP Morgan Securities	1.69% Fixed	CZK PRIBOR Reference Banks 6M	506	01/02/17	–	(1)	(1)
JP Morgan Securities	1.72% Fixed	CZK PRIBOR Reference Banks 6M	1,501	11/04/16	–	(7)	(7)
JP Morgan Securities	4.13% Fixed	KRW CD KSDA	330	06/21/31	–	(20)	(20)
JP Morgan Securities	Brazil Cetip Interbank Deposit Rate	10.34% Fixed	1,588	01/02/14	–	13	13
JP Morgan Securities	Float 3M TELBOR	4.24% Fixed	220	01/02/22	–	2	2
JP Morgan Securities	Float 3M TELBOR	4.49% Fixed	437	09/23/21	–	14	14
JP Morgan Securities	MXN TIIE BANXICO	8.33% Fixed	720	09/24/21	–	26	26
JP Morgan Securities	SORF 6M	1.93% Fixed	568	02/02/22	–	–	–
JP Morgan Securities	WIBOR PLN 6M	4.79% Fixed	522	01/02/17	–	(1)	(1)
JP Morgan Securities	WIBOR PLN 6M	4.84% Fixed	1,753	11/04/16	–	1	1
Morgan Stanley	2.20% Fixed	CZK PRIBOR Reference Banks 6M	366	01/02/22	–	(3)	(3)
Morgan Stanley	2.23% Fixed	CZK PRIBOR Reference Banks 6M	573	09/16/21	–	(7)	(7)
Morgan Stanley	2.34% Fixed	CZK PRIBOR Reference Banks 6M	327	09/16/21	–	(7)	(7)
Morgan Stanley	6.20% Fixed	Float S African JHBRG Interbank 3M	228	12/29/14	–	–	–
Morgan Stanley	Float 3M TELBOR	2.72% Fixed	1,411	01/23/15	–	3	3
					$–	$(9)	$(9)

Cross Currency Swap Contracts Outstanding at January 31, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount of Currency Received	Notional Amount of Currency Paid	Expiration Date (a)	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Deutsche Bank	6.70% TRY Fixed	3 Month Libor	$214	$381	01/17/22	$–	$1	$1
Deutsche Bank	6.80% TRY Fixed	3 Month Libor	431	765	01/17/22	–	–	–
Deutsche Bank	6.85% TRY Fixed	3 Month Libor	216	384	01/17/22	–	(1)	(1)
						$–	$–	$–

(a)	At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency paid.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.1%
Aa / AA	0.7
A	21.8
Baa / BBB	29.4
Ba / BB	13.8
B	2.6
Caa / CCC or Lower	0.3
Unrated	11.9
Non Debt Securities and Other Short-Term Instruments	14.7
Other Assets & Liabilities	4.7
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Industry

as of January 31, 2012

Industry	Percentage of Net Assets
Agriculture, Forestry, Fishing and Hunting	0.3%
Arts, Entertainment and Recreation	0.7
Beverage and Tobacco Product Manufacturing	0.3
Chemical Manufacturing	0.3
Construction	0.9
Fabricated Metal Product Manufacturing	0.3
Finance and Insurance	10.8
Food Manufacturing	0.6
Foreign Governments	50.6
Information	2.4
Mining	1.9
Miscellaneous Manufacturing	0.7
Nonmetallic Mineral Product Manufacturing	0.1
Other Services	0.3
Petroleum and Coal Products Manufacturing	3.9
Pipeline Transportation	0.6
Rail Transportation	0.2
Real Estate and Rental and Leasing	0.2
Retail Trade	0.1
Transportation Equipment Manufacturing	0.2
Truck Transportation	0.4
Utilities	4.0
Water Transportation	0.5
Wholesale Trade	0.3
Short-Term Investments	14.7
Other Assets and Liabilities	4.7
Total	100.0%

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	20,464	–	20,266	198
Foreign Government Obligations	34,507	–	33,407	1,100
Short-Term Investments	10,021	–	9,995	26
Total	$64,992	$–	$63,668	$1,324
Credit Default Swaps *	32	–	32	–
Cross Currency Swaps *	1	–	1	–
Foreign Currency Contracts *	2,501	–	2,501	–
Interest Rate Swaps *	144	–	143	1
Total	$2,678	$–	$2,677	$1
Liabilities:
Credit Default Swaps *	14	–	14	–
Cross Currency Swaps *	1	–	1	–
Foreign Currency Contracts *	996	–	996	–
Interest Rate Swaps *	153	–	128	25
Total	$1,164	$–	$1,139	$25

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Corporate Bonds	$1,535	$(9)	$76 †	$(24)	$199	$(100)	$—	$(379)	$1,298
Short-Term Investments	130	—	—	—	—	—	—	(104)	26
Total	$1,665	$(9)	$76	$(24)	$199	$(100)	$—	$(483)	$1,324
Swaps‡	$3	$—	$ (2)§	$—	$—	$—	$—	$—	$1
Total	$3	$—	$(2)	$—	$—	$—	$—	$—	$1

Liabilities:
Swaps‡	$(17)	$—	$ (8)§	$—	$—	$—	$—	$—	$(25)
Total	$(17)	$—	$(8)	$—	$—	$—	$—	$—	$(25)

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).

2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $73.
‡	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(10).

13

The Hartford Emerging Markets Research Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 88.5%
	Argentina - 0.5%
1	Mercadolibre, Inc.	$108

	Australia - 1.4%
47	CGA Mining Ltd. ●	119
66	Perseus Mining Ltd. ●	201
		320
	Bermuda - 1.2%
36	African Minerals Ltd. ●	288

	Brazil - 11.7%
20	Banco Santander Brasil S.A.	186
15	BR Malls Participacoes S.A.	159
8	Braskem S.A.	74
2	Cetip S.A. - Balcao Organizado	29
6	Cia de Saneamento Basico do Estado de Sao Paulo ADR ●	402
1	Cia. Hering	34
1	Localiza Rent a Car S.A.	23
2	Lojas Americanas S.A.	23
81	Petroleo Brasileiro S. A.	1,132
11	Souza Cruz S.A.	147
20	Vale S.A. SP ADR	493
		2,702
	Chile - 0.1%
4	S.A.C.I. Falabella	35

	China - 10.3%
7	AutoNavi Holdings Ltd. ●	80
399	China Construction Bank	319
106	China Pacific Insurance	353
214	China Railway Group Ltd.	76
57	China Shenhua Energy Co., Ltd.	248
170	China Shipping Development	118
13	Golden Eagle Retail Group Ltd.	30
576	Greatview Aseptic Packaging ●	217
438	Industrial and Commercial Bank of China	306
124	Jiangsu Express Co., Ltd.	123
388	Kingdee International Software Group Co., Ltd.	115
76	Shandong Weigao Group Medical Polymer Co., Ltd.	70
10	Spreadtrum Communications, Inc.	148
32	Stella International	74
16	Tsingtao Brewery Co., Ltd.	86
6	Wumart Stores, Inc.	12
		2,375
	Egypt - 0.9%
55	Orascom Telecom Holding SAE GDR ●	168
55	Orascom Telecom Media and Technology Holding SAE ⌂●†	49
		217
	Hong Kong - 14.0%
11	ASM Pacific Technology	144
18	Belle International Holdings Ltd. §	29
301	China Metal Recycling Holdings Ltd.	355
642	China Modern Dairy Holdings Ltd. ●	145
188	China Overseas Grand Oceans Group Ltd.	173
159	China Taiping Insurance ●	294
80	China Unicom Ltd.	147
146	CNOOC Ltd.	297
92	ENN Energy Holdings Ltd.	279
478	Guangdong Investment Ltd.	277
15	Hengan International Group Co., Ltd.	134
523	Huabao International Holdings Ltd.	356
79	Intime Department Store	96
74	Kunlun Energy Co., Ltd.	117
248	Shun Tak Holdings Ltd.	105
4	Sino Forest Corp. Class A ⌂●†	1
60	Vinda International Holdings Ltd.	73
102	Zhongsheng Group Holdings	204
		3,226
	India - 5.2%
3	Dr. Reddy's Laboratories Ltd. ADR	110
52	ITC Ltd. ■	214
26	Reliance Industries Ltd. GDR ■	874
		1,198
	Indonesia - 0.6%
2	P.T. Telekomunikasi Indonesia ADR	64
11	PT Gudang Garam Tbk	70
		134
	Kenya (Republic of) - 0.3%
1,951	Safaricom Ltd.	75

	Malaysia - 3.0%
53	AirAsia Berhad	62
43	Axiata Group Berhad	65
11	British American Tobacco	179
15	Genting Berhad	56
141	UMW Holdings Berhad	319
		681
	Mexico - 2.8%
22	America Movil SAB de C.V. ADR	506
44	Wal-Mart de Mexico SAB de CV	135
		641
	Philippines - 2.9%
168	Ayala Land, Inc.	69
285	Metropolitan Bank and Trust	504
1	Philippine Long Distance Telephone Co. ADR	70
58	Puregold Price Club, Inc. ●	27
		670
	Poland - 0.9%
4	Bank Pekao S.A.	198

	Russia - 0.5%
10	Sberbank ●	122

	Singapore - 0.9%
280	China Minzhong Food Corp., Ltd. ●	197

	South Africa - 2.7%
71	FirstRand Ltd.	205
8	Sasol Ltd.	424
		629
	South Korea - 15.3%
5	Daewoo Shipbuilding & Marine Engineering Co., Ltd. ●	135
–	E-Mart Co., Ltd.	42

1

The Hartford Emerging Markets Research Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 88.5% - (continued)
	South Korea - 15.3% - (continued)
9	GS Holdings Corp. ●	$487
16	Hana Financial Holdings	555
8	Hynix Semiconductor, Inc. ●	199
1	Hyundai Motor Co., Ltd. ●	226
10	KB Financial Group, Inc. ●	369
2	Kia Motors Corp.	106
2	KT Corp. ADR	23
2	LG Chem Ltd. ■	366
–	Lotte Shopping Co. ●	34
–	Samsung Electronics Co., Ltd.	50
1	Samsung Electronics Co., Ltd. GDR §	714
5	Shinhan Financial Group Co., Ltd. ●	195
2	SK Telecom Co., Ltd. ADR	32
		3,533
	Taiwan - 6.6%
45	Advantech Co., Ltd.	135
23	AirTac International Group	116
14	Catcher Technology Co., Ltd.	87
47	Chroma Ate, Inc.	107
146	Far Eastern New Century Corp.	180
66	Hon Hai Precision Industry Co., Ltd.	213
52	Synnex Technology International Corp.	128
163	Taiwan Semiconductor Manufacturing Co., Ltd.	432
87	WPG Holdings Co., Ltd.	122
		1,520
	Thailand - 4.8%
59	Bangkok Bank plc	315
437	Bank of Ayudhya plc	315
225	PTT Chemical Public Co., Ltd. ●	485
		1,115
	United Kingdom - 1.6%
17	Evraz plc ●	120
13	Vedanta Resources plc	244
		364
	United States - 0.3%
4	Genpact Ltd. ●	63

	Total common stocks
	(cost $21,387)	$20,411

PREFERRED STOCKS - 1.2%
	Brazil - 1.2%
14	Banco Itau Holding	$275

	Total preferred stocks
	(cost $311)	$275

EXCHANGE TRADED FUNDS - 9.0%
	United States - 9.0%
24	iShares MSCI Emerging Markets Index	$1,007
25	Vanguard MSCI Emerging Markets ETF	1,064
		2,071
	Total exchange traded funds
	(cost $2,103)	$2,071

	Total long-term investments
	(cost $23,801)	$22,757

SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $45,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
	3.00% - 6.00%, 2027 - 2044, value of $46)
$45	0.22%, 1/31/2012		$45
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $5, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $5)
5	0.22%, 1/31/2012		5
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $50, collateralized by GNMA 4.00%, 2040 - 2041, value of $51)
50	0.24%, 1/31/2012		50
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $28, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $29)
28	0.22%, 1/31/2012		28
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $0, collateralized by U.S. Treasury Note 1.75%, 2013, value of $0)
–	0.18%, 1/31/2012		–
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $10, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $10)
10	0.24%, 1/31/2012		10
			138
	Total short-term investments
	(cost $138)		$138

	Total investments
	(cost $23,939) ▲	99.3%	$22,895
	Other assets and liabilities	0.7%	168
	Total net assets	100.0%	$23,063

2

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 89.4% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $24,094 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$869
Unrealized Depreciation	(2,068)
Net Unrealized Depreciation	$(1,199)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $50, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $1,454, which represents 6.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $743, which represents 3.2% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2011	55	Orascom Telecom Media and Technology Holding SAE	40
05/2011	4	Sino Forest Corp. Class A	78

At January 31, 2012, the aggregate value of these securities was $50, which represents 0.2% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar	JP Morgan Securities	Buy	$95	$95	02/01/2012	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Industry

as of January 31, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	2.8%
Banks (Financials)	15.9
Capital Goods (Industrials)	2.7
Consumer Durables & Apparel (Consumer Discretionary)	0.3
Consumer Services (Consumer Discretionary)	0.2
Diversified Financials (Financials)	10.0
Energy (Energy)	15.5
Food & Staples Retailing (Consumer Staples)	0.9
Food, Beverage & Tobacco (Consumer Staples)	4.5
Health Care Equipment & Services (Health Care)	0.3
Household & Personal Products (Consumer Staples)	0.9
Insurance (Financials)	2.8
Materials (Materials)	14.4
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	0.5
Real Estate (Financials)	1.8
Retailing (Consumer Discretionary)	2.1
Semiconductors & Semiconductor Equipment (Information Technology)	7.3
Software & Services (Information Technology)	1.6
Technology Hardware & Equipment (Information Technology)	3.4
Telecommunication Services (Services)	5.2
Transportation (Industrials)	1.4
Utilities (Utilities)	4.2
Short-Term Investments	0.6
Other Assets and Liabilities	0.7
Total	100.0%

4

The Hartford Emerging Markets Research Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$108	$108	$–	$–
Australia	320	119	201	–
Bermuda	288	–	288	–
Brazil	2,702	2,702	–	–
Chile	35	35	–	–
China	2,375	228	2,147	–
Egypt	217	168	49	–
Hong Kong	3,226	–	3,225	1
India	1,198	1,198	–	–
Indonesia	134	64	70	–
Kenya (Republic of)	75	75	–	–
Malaysia	681	–	681	–
Mexico	641	641	–	–
Philippines	670	97	573	–
Poland	198	–	198	–
Russia	122	122	–	–
Singapore	197	–	197	–
South Africa	629	–	629	–
South Korea	3,533	1,347	2,186	–
Taiwan	1,520	–	1,520	–
Thailand	1,115	739	376	–
United Kingdom	364	120	244	–
United States	63	63	–	–
Total	20,411	7,826	12,584	1
Exchange Traded Funds	2,071	2,071	–	–
Preferred Stocks	275	275	–	–
Short-Term Investments	138	–	138	–
Total	$22,895	$10,172	$12,722	$1
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Common Stocks	$4	$—	$(3	)*	$—	$—	$—	$—	$—	$1
Total	$4	$—	$(3)		$—	$—	$—	$—	$—	$1

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(3).

5

The Hartford Equity Growth Allocation Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.5%
EQUITY FUNDS - 93.5%
2,297	The Hartford Alternative Strategies Fund, Class Y		$25,589
251	The Hartford Capital Appreciation Fund, Class Y		8,599
209	The Hartford Capital Appreciation II Fund, Class Y●		2,877
1,063	The Hartford Disciplined Equity Fund, Class Y		14,608
195	The Hartford Dividend and Growth Fund, Class Y		3,874
1,665	The Hartford Equity Income Fund, Class Y		23,029
306	The Hartford Fundamental Growth Fund, Class Y		3,517
166	The Hartford Global Growth Fund, Class Y●		2,552
755	The Hartford Global Research Fund, Class Y		6,775
272	The Hartford Growth Fund, Class Y●		4,963
151	The Hartford Growth Opportunities Fund, Class Y●		4,198
266	The Hartford International Opportunities Fund, Class Y		3,761
912	The Hartford International Small Company Fund, Class Y		10,956
1,081	The Hartford International Value Fund, Class Y		12,239
19	The Hartford MidCap Fund, Class Y		405
366	The Hartford MidCap Value Fund, Class Y		4,370
186	The Hartford Small Company Fund, Class Y		3,866
1,121	The Hartford Small/Mid Cap Equity Fund, Class Y		12,205
502	The Hartford SmallCap Growth Fund, Class Y●		17,325
3,635	The Hartford Value Fund, Class Y		42,130
296	The Hartford Value Opportunities Fund, Class Y		4,014
	Total equity funds
	(cost $194,997)		$211,852

	Total investments in affiliated investment companies
	(cost $194,997)		$211,852

EXCHANGE TRADED FUNDS - 6.5%
294	Powershares DB Commodity Index Tracking Fund ●		$8,174
35	SPDR Dow Jones International Real Estate		1,230
22	SPDR Dow Jones REIT		1,478
92	Vanguard MSCI Emerging Markets ETF		3,910
	Total exchange traded funds
	(cost $12,813)		$14,792

	Total long-term investments
	(cost $207,810)		$226,644

	Total investments
	(cost $207,810) ▲	100.0%	$226,644
	Other assets and liabilities	–%	(87)
	Total net assets	100.0%	$226,557

1

The Hartford Equity Growth Allocation Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $210,164 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,073
Unrealized Depreciation	(6,593)
Net Unrealized Appreciation	$16,480

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$211,852	$211,852	$–	$–
Exchange Traded Funds	14,792	14,792	–	–
Total	$226,644	$226,644	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.5%
	Banks - 8.6%
473	BB&T Corp.	$12,861
209	M&T Bank Corp.	16,647
552	PNC Financial Services Group, Inc.	32,537
631	US Bancorp	17,806
1,425	Wells Fargo & Co.	41,630
		121,481
	Capital Goods - 11.8%
405	3M Co.	35,126
378	Eaton Corp.	18,524
1,413	General Electric Co.	26,437
410	Illinois Tool Works, Inc.	21,758
47	Lockheed Martin Corp.	3,828
106	PACCAR, Inc.	4,703
112	Schneider Electric S.A.	6,950
330	Stanley Black & Decker, Inc.	23,187
522	Tyco International Ltd.	26,601
		167,114
	Commercial & Professional Services - 0.9%
374	Waste Management, Inc.	12,983

	Consumer Durables & Apparel - 0.9%
411	Mattel, Inc.	12,753

	Consumer Services - 0.3%
92	Darden Restaurants, Inc.	4,206

	Diversified Financials - 4.0%
113	BlackRock, Inc.	20,501
985	JP Morgan Chase & Co.	36,733
		57,234
	Energy - 12.3%
573	Chevron Corp.	59,024
228	ConocoPhillips Holding Co.	15,542
544	Exxon Mobil Corp.	45,556
291	Occidental Petroleum Corp.	28,993
698	Royal Dutch Shell plc B Shares	25,515
		174,630
	Food & Staples Retailing - 1.4%
573	Sysco Corp.	17,244
69	Walgreen Co.	2,305
		19,549
	Food, Beverage & Tobacco - 8.5%
436	Altria Group, Inc.	12,371
468	General Mills, Inc.	18,648
726	Kraft Foods, Inc.	27,791
360	PepsiCo, Inc.	23,661
295	Philip Morris International, Inc.	22,020
495	Unilever N.V. NY Shares ADR	16,518
		121,009
	Household & Personal Products - 2.0%
291	Kimberly-Clark Corp.	20,790
125	Procter & Gamble Co.	7,874
		28,664
	Insurance - 7.4%
406	ACE Ltd.	28,258
409	Chubb Corp.	27,548
1,277	Marsh & McLennan Cos., Inc.	40,350
165	Swiss Re Ltd.	8,998
		105,154
	Materials - 4.0%
483	Dow Chemical Co.	16,189
276	E.I. DuPont de Nemours & Co.	14,030
292	Nucor Corp.	13,009
147	Sherwin-Williams Co.	14,346
		57,574
	Media - 1.0%
496	Thomson Reuters Corp.	13,635

	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
309	AstraZeneca plc ADR	14,873
731	Johnson & Johnson	48,177
1,301	Merck & Co., Inc.	49,784
2,047	Pfizer, Inc.	43,804
81	Roche Holding AG	13,662
		170,300
	Retailing - 4.6%
998	Home Depot, Inc.	44,301
786	Lowe's Co., Inc.	21,083
		65,384
	Semiconductors & Semiconductor Equipment - 6.3%
693	Analog Devices, Inc.	27,125
1,219	Intel Corp.	32,214
584	Maxim Integrated Products, Inc.	15,667
414	Xilinx, Inc.	14,856
		89,862
	Software & Services - 1.8%
860	Microsoft Corp.	25,399

	Telecommunication Services - 3.3%
1,111	AT&T, Inc.	32,668
513	Vodafone Group plc ADR	13,903
		46,571
	Utilities - 5.4%
241	American Electric Power Co., Inc.	9,530
88	Dominion Resources, Inc.	4,394
194	NextEra Energy, Inc.	11,583
302	Northeast Utilities	10,477
105	PG&E Corp.	4,269
125	PPL Corp.	3,465
569	UGI Corp.	15,315
672	Xcel Energy, Inc.	17,862
		76,895
	Total common stocks
	(cost $1,190,195)	$1,370,397

	Total long-term investments
	(cost $1,190,195)	$1,370,397

1

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreements - 2.5%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $11,660,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041,
GNMA 3.00% - 6.00%, 2027 - 2044, value
	of $11,893)
$11,660	0.22%, 1/31/2012		$11,660
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,164, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $1,187)
1,164	0.22%, 1/31/2012		1,164
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $12,922, collateralized by GNMA 4.00%, 2040 - 2041, value of $13,181)
12,922	0.24%, 1/31/2012		12,922
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $7,398, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 -
	2014, value of $7,546)
7,398	0.22%, 1/31/2012		7,398
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $87, collateralized by U.S. Treasury Note 1.75%, 2013, value of $89)
87	0.18%, 1/31/2012		87
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $2,663, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $2,717)
2,663	0.24%, 1/31/2012		2,663
			35,894
	Total short-term investments
	(cost $35,894)		$35,894

	Total investments
	(cost $1,226,089) ▲	99.0%	$1,406,291
	Other assets and liabilities	1.0%	13,551
	Total net assets	100.0%	$1,419,842

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 7.1% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $1,231,901 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$199,423
Unrealized Depreciation	(25,033)
Net Unrealized Appreciation	$174,390

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,370,397	$1,315,272	$55,125	$–
Short-Term Investments	35,894	–	35,894	–
Total	$1,406,291	$1,315,272	$91,019	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

4

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Helios Finance L.P.
$624	2.63%, 10/20/2014 ■Δ	$623

	Total asset & commercial mortgage backed securities
	(cost $624)	$623

CORPORATE BONDS - 7.2%
	Accommodation and Food Services - 0.1%
	MGM Mirage, Inc.
$6,500	11.13%, 11/15/2017 ‡	$7,394

	Administrative Waste Management and Remediation - 0.2%
	Energy Solutions, Inc. LLC
7,653	10.75%, 08/15/2018	7,347
	TransUnion LLC
3,000	11.38%, 06/15/2018	3,540
		10,887
	Agriculture, Forestry, Fishing and Hunting - 0.1%
	American Seafood Group LLC
4,232	10.75%, 05/15/2016 ■	3,978

	Air Transportation - 0.2%
	Delta Air Lines, Inc.
6,348	9.50%, 09/15/2014 ■	6,761
	United Air Lines, Inc.
5,000	9.88%, 08/01/2013 ■	5,225
		11,986
	Arts, Entertainment and Recreation - 0.6%
	Bresnan Broadband Holdings LLC
6,915	8.00%, 12/15/2018 ■	7,226
	Chester Downs and Marina LLC
2,883	9.25%, 02/01/2020 ■☼	2,948
	Citycenter Holdings LLC
6,000	7.63%, 01/15/2016	6,300
	Echostar DBS Corp.
6,000	7.13%, 02/01/2016 ‡	6,585
	FireKeepers Development Authority
7,645	13.88%, 05/01/2015 ■	8,610
	XM Satellite Radio, Inc.
1,000	7.63%, 11/01/2018 ■	1,072
1,500	13.00%, 08/01/2013 ■	1,710
		34,451
	Chemical Manufacturing - 0.1%
	Lyondell Chemical Co.
3,515	11.00%, 05/01/2018 ‡	3,849

	Finance and Insurance - 1.2%
	Amerigas Finance LLC/Corp.
6,000	6.75%, 05/20/2020	6,000
	CIT Group, Inc.
10,000	7.00%, 05/01/2017 ‡	10,012
	Ford Motor Credit Co.
11,427	3.88%, 01/15/2015 ‡	11,556
12,000	6.63%, 08/15/2017 ‡	13,425
	Host Marriott L.P.
2,000	6.75%, 06/01/2016 ╦	2,068
	Hub International Holdings, Inc.
4,000	9.00%, 12/15/2014 ■	4,075
	Offshore Group Investments Ltd.
4,972	11.50%, 08/01/2015	5,506
	Provident Funding Associates L.P.
8,126	10.25%, 04/15/2017 ■	7,781
	SLM Corp.
8,129	6.00%, 01/25/2017	8,178
		68,601
	Food Manufacturing - 0.3%
	JBS USA LLC
1,422	11.63%, 05/01/2014	1,634
	Pinnacle Foods Finance LLC
7,600	9.25%, 04/01/2015 ‡	7,828
	Post Holdings, Inc.
1,382	7.38%, 02/15/2022 ■☼	1,430
	Smithfield Foods, Inc.
7,000	10.00%, 07/15/2014 ‡	8,225
		19,117
	Food Services – 0.2%
	ARAMARK Holdings Corp.
8,556	8.63%, 05/01/2016 ■Þ	8,791

	Health Care and Social Assistance - 0.5%
	Alere, Inc.
4,790	7.88%, 02/01/2016 ‡	4,981
	Amerigroup Corp.
4,913	7.50%, 11/15/2019	5,245
	Fresenius Medical Care
3,000	5.63%, 07/31/2019 ■	3,079
	Valeant Pharmaceuticals International
7,000	6.50%, 07/15/2016 ■	7,105
3,000	6.88%, 12/01/2018 ■	3,071
	Warner Chilcott, Inc.
6,071	7.75%, 09/15/2018	6,420
		29,901
	Information - 0.9%
	Avaya, Inc.
10,320	7.00%, 04/01/2019 ■	10,062
	Frontier Communications Corp.
2,000	7.88%, 04/15/2015 ‡	2,065
4,000	8.25%, 04/15/2017 ‡	4,030
	Intelsat Jackson Holdings Ltd.
6,000	8.50%, 11/01/2019 ‡	6,495
	Level 3 Financing, Inc.
10,926	4.20%, 02/15/2015 ‡Δ	10,270
3,000	10.00%, 02/01/2018	3,202
	UPCB Finance VI Ltd.
3,752	6.88%, 01/15/2022 ■☼	3,752
	Wind Acquisition Finance S.A.
4,940	7.25%, 02/15/2018 ■	4,792
	Windstream Corp.
6,500	7.88%, 11/01/2017 ‡	7,183
		51,851

1

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 7.2% - (continued)
	Mining - 0.2%
	Peabody Energy Corp.
$10,000	6.00%, 11/15/2018 ■	$10,300

	Miscellaneous Manufacturing - 0.3%
	Reynolds Group Escrow
3,000	8.75%, 10/15/2016 ■	3,195
	Reynolds Group Issuer, Inc.
8,182	7.13%, 04/15/2019 ■	8,591
3,000	7.88%, 08/15/2019 ■	3,233
		15,019
	Motor Vehicle and Parts Manufacturing - 0.2%
	American Axle & Manufacturing, Inc.
8,608	9.25%, 01/15/2017 ■	9,490

	Nonmetallic Mineral Product Manufacturing - 0.2%
	Ardagh Packaging Finance
11,097	7.38%, 10/15/2017 ■	11,596

	Paper Manufacturing - 0.1%
	Mercer International, Inc.
4,812	9.50%, 12/01/2017 ‡	4,992

	Petroleum and Coal Products Manufacturing - 0.1%
	Chesapeake Energy Corp.
6,333	6.88%, 08/15/2018 ‡	6,507

	Plastics and Rubber Products Manufacturing - 0.1%
	Sealed Air Corp.
4,146	8.13%, 09/15/2019 ■	4,592

	Primary Metal Manufacturing - 0.1%
	Novelis, Inc.
6,973	8.38%, 12/15/2017 ‡	7,653

	Professional, Scientific and Technical Services - 0.3%
	Affinion Group, Inc.
20,039	11.50%, 10/15/2015	17,785

	Real Estate, Rental and Leasing - 0.2%
	Ashtead Capital, Inc.
9,603	9.00%, 08/15/2016 ■	10,059

	Retail Trade - 0.2%
	Nebraska Book Co.
5,000	10.00%, 05/15/2012 Ψ	3,663
	Toys R Us, Inc.
8,000	7.38%, 09/01/2016 ■	8,120
		11,783
	Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
	Yankee Acquisition Corp.
6,345	8.50%, 02/15/2015 ‡	6,480
3,500	9.75%, 02/15/2017	3,509
	Yankee Candle Co.
4,182	10.25%, 02/15/2016	3,983
		13,972
	Utilities - 0.4%
	Calpine Corp.
10,000	7.25%, 10/15/2017 ■	10,450
	NRG Energy, Inc.
10,750	7.63%, 01/15/2018	10,535
		20,985
	Wholesale Trade - 0.2%
	Spectrum Brands, Inc.
9,100	9.50%, 06/15/2018	10,317

	Total corporate bonds
	(cost $401,917)	$405,856

SENIOR FLOATING RATE INTERESTS ♦ - 87.1%
	Accommodation and Food Services - 1.8%
	Caesars Entertainment Operating Co., Inc.
$29,308	9.50%, 10/31/2016 ±	$29,741
	Harrah's Operating Co., Inc., Term B-1 Loans
51,000	3.28%, 01/28/2015 ±	46,124
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan
4,670	2.93%, 11/23/2016 ±	4,550
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan 2
1,273	2.50%, 11/23/2015 ±	1,241
	Las Vegas Sands LLC, Extended Term Loan
20,725	2.93%, 11/23/2016 ±	20,191
		101,847
	Administrative Waste Management and Remediation - 5.5%
	Acosta, Inc.
41,833	4.75%, 03/01/2018 ±	41,676
	Affinion Group, Inc., Tranche B Term Loan
70,894	5.00%, 10/09/2016 ±	64,041
	Energy Solutions, Inc.
23,683	6.25%, 08/12/2016 ±	23,535
	InVentiv Health, Inc., 1st Lien Consolidated Term Loan
16,313	6.50%, 08/04/2016 ±	15,691
	InVentiv Health, Inc., Term Loan B2
15,438	6.75%, 05/15/2018 ±	14,820
	Ipreo Holdings LLC
11,970	8.00%, 08/05/2017 ±⌂	11,731
	Nana Development Corp.
19,500	6.50%, 07/22/2016 ±	18,915
	NexTag, Inc.
14,250	7.00%, 01/28/2016 ±⌂	13,727
	Ozburn-Hessey Holding Co. LLC
10,131	8.25%, 04/08/2016 ±⌂	8,916
	Servicemaster Co., Delayed Draw Term Loan
3,564	2.77%, 07/24/2014 ±	3,500
	Servicemaster Co., Term Loan B
40,739	2.85%, 07/24/2014 ±	40,009
	SI Organization, Inc.
10,890	4.50%, 11/19/2016 ±	10,291
	Smile Brands Group, Inc.
8,383	7.50%, 12/21/2017 ±	8,348

2

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 87.1% - (continued)
	Administrative Waste Management and Remediation - 5.5% - (continued)
	Synagro Technologies, Inc.
$14,471	2.30%, 03/28/2014 ±⌂☼	$13,024
	TransUnion LLC
16,605	4.75%, 02/10/2018 ±	16,615
	Volume Services America, Inc.
9,626	10.50%, 09/16/2016 ±⌂	9,588
		314,427
	Agriculture, Construction, Mining and Machinery - 1.0%
	Capital Safety Group Ltd.
12,000	6.25%, 01/15/2019 ±	12,000
	Intelligrated, Inc.
12,350	7.50%, 02/18/2017 ±⌂	12,288
	Kion Group GMBH, Facility B
11,048	3.77%, 12/23/2014 ±☼	9,103
	Kion Group GMBH, Facility C
11,048	4.02%, 12/23/2015 ±☼	9,158
	Nortek, Inc.
12,406	5.25%, 04/26/2017 ±	12,213
		54,762
	Agriculture, Forestry, Fishing and Hunting - 0.4%
	Milk Specialties Co.
9,850	8.50%, 12/23/2017 ±	9,653
	WM Bolthouse Farms, Inc.
11,875	9.50%, 08/11/2016 ±	11,838
		21,491
	Air Transportation - 2.7%
	AWAS Aviation Holdings LLC
7,684	5.25%, 06/10/2016 ±	7,664
	Delta Air Lines, Inc., New Term Loan
4,092	4.25%, 03/07/2016 ±	3,867
	Delta Air Lines, Inc., Term Loan
38,985	5.50%, 04/20/2017 ±	37,952
	Macquarie Aircraft Leasing Finance S.A., First Lien Term Loan
11,424	1.77%, 11/29/2013 ±⌂	11,196
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
10,800	4.27%, 11/29/2013 ±⌂	10,206
	United Air Lines, Inc.
56,838	2.31%, 02/01/2014 ±	55,446
	US Airways Group, Inc.
32,032	2.77%, 03/23/2014 ±	29,018
		155,349
	Arts, Entertainment and Recreation - 7.2%
	24 Hour Fitness Worldwide, Inc.
36,820	7.50%, 04/15/2016 ±☼	35,770
	Caribe Information Investments, Inc.
5,102	10.00%, 11/18/2014 ±⌂	2,411
	Cengage
44,647	2.52%, 07/05/2014 ±	39,483
	Cenveo, Inc.
16,941	6.25%, 12/21/2016 ±	16,738
	Chester Downs and Marina LLC, Incremental Term Loan
2,319	12.38%, 07/31/2016 ±	2,333
	Chester Downs and Marina LLC, Loan
12,191	12.38%, 07/31/2016 ±	12,263
	Clear Channel Communications, Inc.
51,000	3.92%, 11/13/2015 ±	40,819
	Clubcorp Club Operations, Inc.
19,288	6.00%, 11/30/2016 ±	19,300
	Cumulus Media, Inc., Second Lien Term Loan
4,000	7.50%, 09/16/2019 ±	3,993
	Cumulus Media, Inc., Term Loan B
41,035	5.75%, 09/17/2018 ◊	41,042
	Dex Media West LLC
10,733	7.25%, 10/24/2014 ±	5,980
	F & W Publications, Inc., New Term Loan
3,708	7.75%, 06/09/2014 ±⌂	2,967
	F & W Publications, Inc., Second Lien Term Loan
1,907	15.00%, 12/09/2014 ±⌂Þ	839
	Gatehouse Media Operating, Inc., Delayed Draw Term Loan
3,274	2.27%, 08/05/2014 ±	894
	Gatehouse Media Operating, Inc., Initial Term Loan
11,741	2.27%, 08/05/2014 ±	3,207
	Golden Nugget, Inc., Delayed Draw Term Loan
2,463	3.27%, 06/22/2014 ±☼Þ	2,309
	Golden Nugget, Inc., Term Facility
4,360	3.27%, 06/22/2014 ±☼Þ	4,087
	Kabel Deutschland Holding AG
11,619	3.25%, 01/20/2019 ◊☼	11,586
	Penton Media, Inc.
8,830	5.00%, 08/01/2014 ±⌂Þ	6,393
	Pittsburgh Gaming Holdings L.P.
11,935	12.00%, 06/30/2015 ±	12,412
	R.H. Donnelley, Inc.
5,397	9.00%, 10/24/2014 ±	2,001
	San Juan Cable LLC
19,776	6.00%, 06/09/2017 ±	19,195
	Sinclair Broadcast Group, Inc.
3,617	3.00%, 10/29/2016 ◊☼	3,609
3,383	4.00%, 10/28/2016 ±	3,375
	Sinclair Television Group
9,506	4.00%, 10/28/2016 ±	9,484
	Six Flags Theme Parks, Inc.
8,000	4.25%, 12/20/2018 ±	7,976
	Spanish Broadcasting System, Inc.
11,679	2.05%, 06/10/2012 ±	11,446
	Univision Communications, Inc.
92,577	4.52%, 03/31/2017 ±	86,948
		408,860
	Chemical Manufacturing - 3.9%
	Hexion Specialty Chemicals, Tranche C-1B Term Loan Ext
66,431	4.06%, 05/05/2015 ±☼	65,235
	Hexion Specialty Chemicals, Tranche C-2B Term Loan Ext
27,360	4.38%, 05/05/2015 ±☼	26,868

3

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 87.1% - (continued)
	Chemical Manufacturing - 3.9% - (continued)
	Hexion Specialty Chemicals, Tranche C-4B Term Loan Ext
$2,561	4.19%, 05/05/2015 ±	$2,490
	Hexion Specialty Chemicals, Tranche C-5B Term Loan Ext
955	4.38%, 05/05/2015 ±	934
	Hexion Specialty Chemicals, Tranche C-6B Term Loan Ext
EUR 1,799	5.14%, 05/05/2015 ±	2,260
	Ineos Group, New Term Loan B-2
27,560	7.50%, 12/16/2013 ±	28,507
	Ineos Group, New Term Loan C-2
31,690	8.00%, 12/16/2014 ±	32,938
	Norit N.V., Inc.
11,845	6.75%, 07/10/2017 ±	11,875
	Univar, Inc.
36,453	5.00%, 06/30/2017 ±	35,966
	Utex Industries, Inc.
12,106	6.50%, 12/17/2016 ±⌂	11,985
		219,058
	Computer and Electronic Product Manufacturing - 1.1%
	API Technologies Corp.
7,459	7.75%, 06/01/2016 ±	6,863
	Eastman Kodak Co.
2,983	7.50%, 07/26/2013 ◊☼	3,003
	Encompass Digital Media, Inc.
9,429	7.75%, 02/28/2016 ±	9,405
	Freescale Semiconductor, Inc.
30,164	4.55%, 12/01/2016 ±	29,452
	SRA International, Inc.
17,041	6.50%, 07/20/2018 ±	16,599
		65,322
	Construction - 0.5%
	Brock Holdings, Inc.
17,397	6.00%, 03/16/2017 ±	17,115
4,000	10.00%, 03/16/2018 ±	3,763
	Summit Materials LLC
10,000	6.00%, 01/24/2019 ±	9,979
		30,857
	Educational Services - 0.3%
	Meritas Schools Holdings LLC, Second Lien Term Loan
7,200	11.50%, 01/29/2018 ±⌂	7,092
	Meritas Schools Holdings LLC, Term Loan B
9,500	7.50%, 07/29/2017 ±⌂	9,262
		16,354
	Finance and Insurance - 7.1%
	Asurion Corp., Second Lien Term Loan
12,595	9.00%, 05/24/2019 ±☼	12,579
	Asurion Corp., Term Loan
46,306	5.50%, 05/24/2018 ±	46,153
	BNY Convergex Group LLC, 1st Lien Eze Borrower Term Loan Committment
4,972	5.00%, 12/17/2016 ±	4,812
	BNY Convergex Group LLC, 1st Lien Top Borrower Term Loan Committment
11,293	5.00%, 12/17/2016 ±	10,930
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
1,440	8.75%, 12/17/2017 ±	1,393
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
3,432	8.75%, 12/17/2017 ±	3,321
	Capital Automotive L.P.
26,142	5.00%, 03/11/2017 ±	25,963
	Chrysler Group LLC
58,304	6.00%, 05/24/2017 ±	57,037
	Evertec, Inc.
7,746	5.25%, 09/30/2016 ±	7,643
	Fortress Investment Group LLC
13,172	5.75%, 10/07/2015 ±	13,106
	HMSC Corp.
7,544	2.52%, 04/03/2014 ±⌂	6,036
	Hub International Holdings, Inc., Delayed Draw Term Loan
2,515	3.08%, 06/12/2014 ±	2,447
	Hub International Holdings, Inc., Initial Term Loan
11,881	3.08%, 06/14/2014 ±	11,560
	Hub International Holdings, Inc., Term Loan B Add-On
13,429	6.75%, 06/13/2014 ±	13,419
	Interactive Data Corp.
21,778	4.50%, 02/11/2018 ±	21,696
	MacAndrews Amg Holdings LLC
5,222	6.33%, 04/17/2012 ±⌂	5,039
	Nuveen Investments, Inc.
13,919	7.25%, 05/13/2017 ±	13,910
	Nuveen Investments, Inc., Extended First Lien Term Loan
49,142	6.07%, 05/13/2017 ±	48,736
	Nuveen Investments, Inc., Second Lien Term Loan
10,785	12.50%, 07/31/2015 ±	11,200
	Nuveen Investments, Inc., Term Loan
36,202	3.58%, 11/13/2014 ±	35,532
	Ocwen Financial Corp.
17,100	7.00%, 09/01/2016 ±	16,908
	Springleaf Financial Funding Co.
35,000	5.50%, 05/10/2017 ±	32,506
		401,926
	Food Manufacturing - 4.1%
	American Seafood Group LLC
18,574	4.25%, 03/16/2018 ±	17,924
	Dean Foods Co., Extended Term Loan
5,940	3.58%, 04/02/2016 ±	5,788
	Dean Foods Co., Term B 2017 Extended
3,950	3.57%, 04/02/2017 ±	3,863
	Dean Foods Co., Term Loan B
16,823	2.08%, 03/29/2014 ±	16,476
	Del Monte Corp.
55,776	4.50%, 03/08/2018 ±	54,451
	Dole Food Co., Inc., Term Loan B2
7,545	5.04%, 07/08/2018 ±	7,551

4

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 87.1% - (continued)
	Food Manufacturing - 4.1% - (continued)
	Dole Food Co., Inc., Term Loan C2
$14,013	5.03%, 07/08/2018 ±	$14,022
	JBS USA LLC
16,487	4.25%, 05/25/2018 ±	16,405
	Pinnacle Foods
27,577	2.87%, 03/30/2014 ±	27,288
	Roundy's Supermarkets, Inc., Second Lien Term Loan
5,500	10.00%, 04/16/2016 ±	5,521
	Roundy's Supermarkets, Inc., Term Loan B Extended
49,689	3.78%, 11/03/2013 ±	49,689
	Shearer's Foods, Inc.
11,666	7.50%, 03/31/2015 ±	10,732
		229,710
	Health Care and Social Assistance - 8.8%
	Accentcare, Inc.
7,172	6.50%, 12/22/2016 ±⌂	6,515
	Alere, Inc.
16,199	4.50%, 06/30/2017 ±	15,967
	Ardent Health Services LLC, Term Loan
19,925	6.50%, 09/15/2015 ±	19,900
	Aspen Dental Management, Inc.
3,018	6.00%, 10/06/2016 ±⌂☼	2,935
	ATI Holdings LLC
10,974	7.50%, 03/14/2016 ±⌂	10,407
	Community Health Systems, Inc., Delayed Draw Term Loan
2,896	2.52%, 07/25/2014 ±	2,858
	Community Health Systems, Inc., Extended Term Loan
11,276	3.96%, 01/25/2017 ±	11,084
	Community Health Systems, Inc., Term Loan B
59,154	2.76%, 07/25/2014 ±	58,363
	DJO Finance LLC
10,106	3.27%, 04/07/2013 ±	9,819
	Gentiva Health Services, Inc.
13,758	4.75%, 08/17/2016 ±	12,628
	Golden Gate National Senior Care LLC
12,923	5.00%, 05/04/2018 ±	11,620
	Grifols S.A.
13,860	6.00%, 06/01/2017 ±	13,933
	Harrington Holdings, Inc.
10,291	6.75%, 10/01/2016 ±	10,205
	HCA, Inc., Tranche B-2 Term Loan
42,805	3.83%, 03/31/2017 ±	41,895
	HCA, Inc., Tranche B-3 Term Loan
25,094	3.52%, 05/01/2018 ±	24,498
	IASIS Healthcare Capital Corp.
17,865	5.00%, 05/03/2018 ±	17,776
	Immucor, Inc.
12,419	7.25%, 08/17/2018 ±	12,493
	Insight Pharmaceuticals LLC
7,955	7.50%, 08/25/2016 ±	7,802
	Kindred HealthCare, Inc.
13,409	5.25%, 06/01/2018 ±	12,933
	Kinetic Concepts, Inc.
15,000	7.00%, 05/04/2018 ±	15,231
	MedAssets, Inc.
11,892	5.25%, 11/16/2016 ±	11,898
	Medpace, Inc.
11,940	6.50%, 06/17/2017 ±	11,283
	Multiplan, Inc.
28,729	4.75%, 08/26/2017 ±	28,076
	NBTY, Inc.
33,466	4.25%, 10/01/2017 ±	33,405
	Pharmaceutical Product Development, Inc.
14,571	6.25%, 11/18/2018 ±	14,659
	Physician Oncology Services, Delayed Draw Term Commitment
816	6.25%, 01/31/2017 ±	778
	Physician Oncology Services, Term Loan
6,719	6.25%, 01/31/2017 ±	6,400
	Select Medical Corp.
10,798	5.50%, 06/01/2018 ±	10,461
	Surgery Center Holdings, Inc.
9,925	6.50%, 02/06/2017 ±	9,131
	United Surgical Partners International, Delayed Draw Term Loan
1,331	2.27%, 04/19/2014 ±	1,296
	United Surgical Partners International, Tranche B Term Loan
8,759	2.27%, 04/19/2014 ±	8,528
	US Healthworks, Inc.
11,940	6.25%, 06/15/2016 ±	11,671
	Warner Chilcott Corp., Term Loan B-1
15,461	4.25%, 03/15/2018 ±	15,444
	Warner Chilcott Corp., Term Loan B-2
7,730	4.25%, 03/15/2018 ±	7,722
	Warner Chilcott Corp., Term Loan B-3
10,629	4.25%, 03/15/2018 ±	10,618
		500,232
	Health Care Providers & Services - 0.2%
	Res-Care, Inc.
12,126	7.25%, 12/22/2016 ±⌂	11,581

	Information - 14.6%
	Alaska Communication Systems Holdings, Inc.
12,840	5.50%, 10/21/2016 ±	11,891
	Ascend Learning LLC
12,736	7.10%, 12/06/2016 ±⌂	12,521
	Aspect Software, Inc.
12,377	6.25%, 05/07/2016 ±	12,346
	Avaya, Inc., Existing Term B-1 Loan
13,436	3.26%, 10/24/2014 ±	13,036
	Avaya, Inc., Term B-3 Loan
26,891	5.01%, 10/26/2017 ±	25,669
	Blackboard, Inc.
29,750	7.50%, 10/04/2018 ±	28,827
	CDW Corp.
64,710	4.00%, 07/15/2017 ±	63,052
	Ceridian Corp.
18,299	3.27%, 11/09/2014 ±	17,094

5

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 87.1% - (continued)
	Information - 14.6% - (continued)
	Charter Communications Operating LLC, Incremental Term Loan
$406	7.25%, 03/06/2014 ±	$406
	Charter Communications Operating LLC, Term C Loan Extended
40,626	3.83%, 09/06/2016 ±	40,372
	Crown Castle International Corp.
15,000	3.00%, 01/25/2019 ◊☼	14,988
	Eagle Parent, Inc.
43,656	5.00%, 05/16/2018 ±	42,819
	Emdeon, Inc.
12,393	6.75%, 11/02/2018 ±	12,492
	First Data Corp., Extended 1st Lien Term Loan
91,764	4.28%, 03/24/2018 ±	80,494
	First Data Corp., Initial Tranche B-1 Term Loan
21,954	3.03%, 09/24/2014 ±☼	20,820
	Go Daddy Group, Inc.
9,626	7.00%, 09/30/2018 ±	9,674
	Infor Global Solutions, Extended Add-On
954	5.02%, 07/28/2015 ±	931
	Infor Global Solutions, Extended Delayed Draw Term Loan
8,607	6.02%, 07/28/2015 ±	8,364
	Infor Global Solutions, Extended U.S. Term Loan
16,886	6.02%, 07/28/2015 ±	16,409
	Infor Global Solutions, Second Lien Add-On
2,000	5.77%, 03/02/2014 ±	1,715
	Intelsat Jackson Holdings Ltd.
43,135	5.25%, 04/02/2018 ±	43,081
	Intelsat Ltd.
35,926	3.30%, 02/01/2014 ±	34,923
	Level 3 Communications Corp.
12,900	5.75%, 09/01/2018 ±	12,876
	Level 3 Communications Corp., Tranche A Term Loan
81,513	2.75%, 03/01/2014 ±	79,194
	Mediacom Broadband LLC, Term Loan E
9,958	4.50%, 10/23/2017 ±	9,908
	Mediacom Broadband LLC, Tranche F Term Loan
16,050	4.50%, 10/23/2017 ±	15,930
	Mediacom LLC, Term Loan C
4,615	1.95%, 01/31/2015 ±	4,438
	Mediacom LLC, Term Loan D
6,843	5.50%, 03/31/2017 ±	6,791
	Metro PCS Wireless, Inc., Term Loan B3
4,435	4.06%, 03/15/2018 ±	4,398
	Metro PCS Wireless, Inc., Tranche B-2 Term Loan
6,607	4.13%, 11/03/2016 ±	6,541
	NDS Group plc
18,361	4.00%, 03/12/2018 ±	18,178
	Northland Communications Corp.
9,900	7.75%, 12/30/2016 ±⌂	9,554
	Ntelos, Inc.
6,817	4.00%, 08/07/2015 ±	6,770
	Property Data U.S., Inc.
20,138	7.00%, 01/04/2017 ±⌂	17,117
	SkillSoft Corp.
14,144	6.50%, 05/26/2017 - 05/31/2017 ±	14,073
	Sunquest Information Systems, Inc.
9,950	6.25%, 12/16/2016 ±	9,880
	TransFirst Holdings, Inc., Second Lien Term Loan
1,079	6.27%, 06/12/2015 ±Þ	972
	TransFirst Holdings, Inc., Term Loan
14,866	3.02%, 06/12/2014 ±	13,825
	TWCC Holding Corp.
13,215	4.25%, 02/11/2017 ±	13,213
	UPC Financing Partnership
10,000	4.75%, 12/31/2017 ±	9,957
	West Corp., Term Loan B-4
12,315	4.64%, 07/15/2016 ±	12,295
	West Corp., Term Loan B-5
7,572	4.53%, 07/15/2016 ±	7,560
	WideOpenWest Finance LLC, First Lien Term Loan
19,538	2.78%, 07/01/2014 ±	18,536
	WideOpenWest Finance LLC, Second Lien Term Loan
9,975	6.53%, 06/29/2015 ±Þ	9,027
	WideOpenWest Finance LLC, Term Loan B Add-On
14,556	6.80%, 06/28/2014 ±	13,986
		826,943
	Media - 0.2%
	PRIMEDIA, Inc.
15,773	7.50%, 01/13/2018 ±⌂	14,104

	Mining - 0.3%
	American Gilsonite Co.
7,918	7.25%, 12/10/2015 ±⌂	7,720
	Phoenix Services LLC
7,880	7.50%, 01/24/2018 ◊☼	7,861
		15,581
	Miscellaneous Manufacturing - 1.6%
	DAE Aviation Holdings, Inc., Term Loan B1
7,622	5.56%, 09/27/2014 ±☼	7,460
	DAE Aviation Holdings, Inc., Term Loan B2
6,757	5.56%, 09/27/2014 ±☼	6,613
	Provo Craft and Novelty, Inc.
9,596	8.50%, 03/22/2016 ±⌂	2,783
	Reynolds Group Holdings, Inc.
21,709	6.50%, 08/09/2018 ±	21,772
	Sequa Corp.
47,031	3.83%, 12/03/2014 ±	46,312
5,700	6.25%, 12/03/2014 ±	5,728
		90,668
	Motor Vehicle and Parts Manufacturing - 3.1%
	Allison Transmission, Inc.
33,439	2.79%, 08/07/2014 ±	33,109

6

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 87.1% - (continued)
	Motor Vehicle and Parts Manufacturing - 3.1% - (continued)
	AM General LLC, LC Facility Deposits
$657	3.27%, 09/30/2012 ±⌂	$608
	AM General LLC, Term B Facility
9,976	3.30%, 09/30/2013 ±⌂	9,228
	Federal Mogul Corp., Tranche B Term Loan
48,573	2.23%, 12/27/2014 ±	46,336
	Federal Mogul Corp., Tranche C Term Loan
17,843	2.22%, 12/27/2015 ±	17,022
	General Motors Co.
31,965	0.38%, 10/27/2015 ◊☼	28,249
	Pinafore LLC
29,126	4.25%, 09/29/2016 ±	29,090
	Stackpole Powertrain International USA LLC
10,973	7.50%, 08/02/2017 ±⌂	10,822
		174,464
	Other Services - 0.6%
	Alliance Laundry Systems, Inc.
11,937	6.25%, 10/15/2016 ±	11,897
	Husky Injection Molding Systems
21,641	6.50%, 06/29/2018 ±	21,621
		33,518
	Petroleum and Coal Products Manufacturing - 1.9%
	Dynegy Midwest Generation LLC
18,219	9.25%, 08/05/2016 ±	17,668
	Dynegy Power LLC
39,636	9.25%, 08/05/2016 ±	40,417
	Walter Energy, Inc.
16,288	4.00%, 04/02/2018 ±	16,211
	Western Refining, Inc.
22,267	7.50%, 03/15/2017 ±☼	22,420
	Willbros Group, Inc.
13,420	9.50%, 06/30/2014 ±☼	13,319
		110,035
	Plastics and Rubber Products Manufacturing - 1.8%
	Styron Corp.
17,367	6.00%, 08/02/2017 ±	15,818
	Veyance Technologies, Inc.
63,885	2.78%, 07/31/2014 ±	60,204
27,650	6.02%, 07/31/2015 ±	23,926
		99,948
	Primary Metal Manufacturing - 0.4%
	Novelis, Inc.
24,100	3.75%, 03/10/2017 ±	23,949

	Professional, Scientific and Technical Services - 2.1%
	Advantage Sales & Marketing, Inc., Second Lien Term Loan
10,020	9.25%, 06/18/2018 ±	9,845
	Advantage Sales & Marketing, Inc., Term Loan B
24,005	5.25%, 12/18/2017 ±	23,645
	Decision Resources, Inc.
10,885	7.00%, 12/28/2016 ±⌂	10,341
	Engineering Solutions & Products, Inc.
6,738	7.75%, 04/21/2017 ±⌂	5,255
	IMG Worldwide, Inc.
11,855	5.50%, 06/16/2016 ±	11,727
	MoneyGram International, Inc., Term Loan B
15,256	4.50%, 11/18/2017 ±	15,056
	MoneyGram International, Inc., Term Loan B1
2,394	4.50%, 11/18/2017 ±	2,363
	RBS International Direct Marketing
14,888	8.50%, 03/23/2017 ±⌂	10,421
	SunGard Data Systems, Inc.
8,553	2.04%, 02/28/2014 ±	8,502
15,855	4.04%, 02/28/2016 ±	15,748
	Tensar Corp.
3,759	10.25%, 10/28/2012 ±⌂	3,421
		116,324
	Real Estate, Rental and Leasing - 2.6%
	LNR Properties Corp.
23,142	4.75%, 04/29/2016 ±	23,048
	Realogy Corp., Credit Linked Deposit
1,543	3.26%, 10/05/2013 ±	1,529
	Realogy Corp., Extended 1st Lien Term Loan B
100,899	4.69%, 10/10/2016 ±☼	94,257
	Realogy Corp., Extended Credit Linked Deposit
12,336	4.54%, 10/10/2016 ±☼	11,524
	Realogy Corp., Initial Term Loan B
14,497	3.44%, 10/05/2014 ±	14,370
		144,728
	Retail Trade - 7.1%
	99 Cents Only Stores
14,000	6.00%, 10/04/2018 ±☼	13,991
	Academy, Ltd.
24,750	6.00%, 08/03/2018 ±	24,759
	Armored Automotive
11,865	6.00%, 11/05/2016 ±	11,331
	Atrium Companies, Inc.
14,283	11.00%, 04/30/2016 ±⌂	12,328
	Autoparts Holdings, Ltd., 2nd Lien Term Loan
3,333	10.50%, 01/29/2018 ±	3,216
	BJ's Wholesale Club, Inc.
17,463	7.00%, 09/28/2018 ±	17,608
8,826	10.00%, 03/31/2019 ±☼	8,953
	Burlington Coat Factory Warehouse Corp.
28,507	6.25%, 02/23/2017 ±	28,396
	Diversified Machine, Inc.
4,895	9.25%, 12/01/2017 ±	4,892
	Easton-Bell Sports, Inc.
12,220	11.50%, 12/31/2015 ±⌂Þ	11,854
	Fairway Food Market, Inc.
9,925	7.50%, 03/03/2017 ±⌂	9,646
	FleetPride Corp.
6,885	6.75%, 12/06/2017 ±	6,844
	Great Atlantic & Pacific Tea Co., Inc.
4,680	8.75%, 06/14/2012 ±Ψ	4,680

7

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 87.1% - (continued)
	Retail Trade - 7.1% - (continued)
	Gyboree Corp.
$26,762	5.00%, 02/23/2018 ±	$24,034
	Hillman Group, Inc.
20,866	5.00%, 05/28/2016 ±⌂	20,632
	Michaels Stores, Inc., B-2 Term Loan
31,469	5.13%, 07/31/2016 ±	31,362
	Michaels Stores, Inc., B-3 Term Loan
21,793	5.13%, 07/31/2016 ±	21,719
	Michaels Stores, Inc., Term B Loan
11,506	4.25%, 02/25/2018 ±	11,485
	Nebraska Book Co., Inc.
13,200	8.75%, 06/29/2012 ±☼	13,068
	Neiman Marcus Group, Inc.
53,610	4.75%, 05/16/2018 ±	52,577
	Rite Aid Corp., Tranche 5 Term Loan
16,547	4.50%, 03/03/2018 ±	16,236
	Sports Authority, Inc.
28,628	7.50%, 11/16/2017 ±	27,339
	Sprouts Farmers Market LLC
11,786	6.00%, 04/18/2018 ±	11,589
	Toys R Us, Inc., Initial Loan
14,021	6.00%, 09/01/2016 ±	13,946
		402,485
	Services - 0.3%
	Clarke American Corp.
18,135	2.81%, 02/28/2014 ±	15,891

	Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
	Revlon Consumer Products Corp.
11,791	4.75%, 11/19/2017 ±	11,732

	Textile Product Mills - 0.4%
	Levi Strauss & Co.
20,768	2.52%, 03/09/2014 ±	20,223

	Transit and Ground Passenger Transportation - 0.9%
	Emergency Medical Services Corp.
52,349	5.25%, 05/25/2018 ±	52,178

	Truck Transportation - 0.9%
	Nexeo Solutions, LLC
9,900	5.00%, 10/01/2017 ±	9,810
	Swift Transportation Co., Inc.
38,990	6.00%, 12/21/2016 ±	39,080
		48,890
	Utilities - 2.7%
	AES Corp.
15,843	4.25%, 05/28/2018 ±	15,831
	BRSP LLC
21,453	7.50%, 06/24/2014 ±	21,453
	Calpine Corp. Term Loan
39,688	4.50%, 04/01/2018 ±	39,324
	Star West Generation LLC
31,308	6.00%, 05/17/2018 ±	30,682
	Texas Competitive Electric Co.
34,498	4.80%, 10/10/2017 ±	21,259
	TPF Generation Holdings LLC, LC Facility Deposits
2,522	2.58%, 12/15/2013 ±	2,470
	TPF Generation Holdings LLC, Second Lien Term Loan
16,744	4.83%, 12/21/2014 ±	15,731
	TPF Generation Holdings LLC, Term Loan
4,195	2.58%, 12/15/2013 ±	4,109
		150,859
	Wholesale Trade - 0.8%
	Reynolds Consumer Products, Inc.
46,929	6.50%, 02/09/2018 ±	47,066

	Total senior floating rate interests
	(cost $5,007,630)	$4,931,362

COMMON STOCKS - 0.1%
	Consumer Durables & Apparel - 0.0%
3	Provo Craft and Novelty, Inc. ●†	$–

	Energy - 0.1%
418,220	KCA Deutag ⌂●†	3,639

	Media - 0.0%
12	Caribe Media, Inc. ●	–
16	F & W Publications, Inc. ⌂●	2
		2
	Utilities - 0.0%
1	Calpine Corp. ●	7

	Total common stocks
	(cost $5,669)	$3,648

WARRANTS - 0.0%
	Media - 0.0%
19	Cumulus Media, Inc. ⌂	$68
6	F & W Publications, Inc. ⌂	1
		69
	Total warrants
	(cost $1)	$69

	Total long-term investments
	(cost $5,415,841)	$5,341,558

SHORT-TERM INVESTMENTS - 6.6%
Commercial Paper - 2.8%
	Beverage and Tobacco Product Manufacturing - 0.4%
	Coca Cola Co.
$10,000	0.08%, 2/24/2012 ○	$9,999
	Pepsico, Inc.
10,000	0.05%, 2/10/2012 ○	10,000
		19,999

8

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 6.6% - (continued)
	Chemical Manufacturing - 0.4%
	E.I. DuPont De Nemours & Co.
$15,000	0.07%, 2/1/2012 ■○		$15,000
	Praxair, Inc.
10,000	0.04%, 2/9/2012 ○		10,000
			25,000
	Computer and Electrical Products Manufacturing - 0.7%
	Danaher Corp.
15,000	0.09%, 2/10/2012 ○		15,000
	International Business Machines Co.
10,000	0.06%, 2/24/2012 ■○		10,000
	Siemens Capital Corp.
14,000	0.11%, 2/13/2012 ■○		13,999
			38,999
	Electrical Equipment - 0.1%
	Emerson Electric Co.
8,125	0.07%, 2/13/2012 ■○		8,124

	Finance and Insurance - 0.5%
	Illinois Tool Works, Inc.
9,500	0.07%, 2/14/2012 ○		9,500
	John Deere Capital Corp.
10,000	0.06%, 2/23/2012 ■○		9,999
	United Technology Corp.
10,000	0.05%, 2/23/2012 ■○		10,000
			29,499
	Food Manufacturing - 0.2%
	Archer Daniels Midland Co.
10,000	0.05%, 2/2/2012 ■○		10,000

	Health Care and Social Assistance - 0.2%
	Roche Holdings, Inc.
10,000	0.06%, 2/13/2012 ○		9,999

	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Colgate-Palmolive Co.
10,000	0.04%, 2/24/2012 ○		10,000
	Procter & Gamble Co.
10,000	0.06%, 2/6/2012 ■○		10,000
			20,000
			161,620
Investment Pools and Funds - 2.0%
61,652	JP Morgan U.S. Government Money Market Fund		61,652
50,000	Wells Fargo Advantage Government Money Market Fund		50,000
			111,652

Repurchase Agreements - 0.9% - (continued)
Deutsche Bank Securities TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $13,361,
collateralized by U.S. Treasury Bond
4.75%, 2037, U.S. Treasury Note 2.63%,
	2020, value of $13,628)
$13,361	0.20%, 1/31/2012		$13,361
RBC Capital Markets Corp. TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $21,161,
collateralized by U.S. Treasury Bill 0.01% -
0.05%, 2012, U.S. Treasury Bond 4.38%,
2041, U.S. Treasury Note 0.25% -
1.38%, 2014 - 2018, value of
	$21,584)
21,161	0.13%, 1/31/2012		21,161
RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing
on 02/01/2012 in the amount of $16,398,
collateralized by U.S. Treasury Bond
4.50%, 2038, U.S. Treasury Note 0.38%,
	2013, value of $16,726)
16,398	0.18%, 1/31/2012		16,398
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,518, collateralized by U.S. Treasury Note 4.25%, 2013, value of $1,549)
1,518	0.20%, 1/31/2012		1,518
			52,438
U.S. Treasury Bills - 0.9%
50,000	0.05%, 3/15/2012 ○		49,997

	Total short-term investments
	(cost $375,708)		$375,707

	Total investments
	(cost $5,791,549) ▲	101.0%	$5,717,265
	Other assets and liabilities	(1.0)%	(54,257)
	Total net assets	100.0%	$5,663,008

9

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 3.8% of total net assets at January 31, 2012.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $5,793,038 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$51,203
Unrealized Depreciation	(126,976)
Net Unrealized Depreciation	$(75,773)

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $3,639 which represents 0.1% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2012.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2012.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $258,840, which represents 4.6% of total net assets.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

EUR ─ EURO

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $126,645 at January 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, securities valued at $996, held on behalf of the Fund at the custody bank, were received from broker as collateral in connection with swap contracts.

10

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
02/2011	$7,172	Accentcare, Inc., 6.50%, 12/22/2016	$7,136
08/2006 - 10/2009	$657	AM General LLC, LC Facility Deposits, 3.27%, 09/30/2012	$656
08/2006 - 10/2009	$9,976	AM General LLC, Term B Facility, 3.30%, 09/30/2013	$9,917
12/2010	$7,918	American Gilsonite Co., 7.25%, 12/10/2015	$7,795
12/2010 - 12/2011	$12,736	Ascend Learning LLC, 7.10%, 12/06/2016	$12,464
03/2011 - 01/2012	$3,018	Aspen Dental Management, Inc., 6.00%, 10/06/2016	$2,999
03/2010	$10,974	ATI Holdings LLC, 7.50%, 03/14/2016	$10,747
04/2010 - 05/2010	$14,283	Atrium Companies, Inc., 11.00%, 04/30/2016	$14,081
11/2011	$5,102	Caribe Information Investments, Inc., 10.00%, 11/18/2014	$2,275
07/2009	19	Cumulus Media, Inc. Warrants	$–
12/2010	$10,885	Decision Resources, Inc., 7.00%, 12/28/2016	$10,722
09/2010 - 11/2011	$12,220	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	$11,983
04/2011	$6,738	Engineering Solutions & Products, Inc., 7.75%, 04/21/2017	$6,435
06/2010	16	F & W Publications, Inc.	$1
06/2010	6	F & W Publications, Inc. Warrants	$1
06/2010	$3,708	F & W Publications, Inc., New Term Loan, 7.75%, 06/09/2014	$3,298
06/2010 - 01/2012	$1,907	F & W Publications, Inc., Second Lien Term Loan, 15.00%, 12/09/2014	$1,324
03/2011	$9,925	Fairway Food Market, Inc., 7.50%, 03/03/2017	$9,826
04/2011 - 11/2011	$20,866	Hillman Group, Inc., 5.00%, 05/28/2016	$20,810
04/2007 - 06/2011	$7,544	HMSC Corp., 2.52%, 04/03/2014	$6,993
02/2011	$12,350	Intelligrated, Inc., 7.50%, 02/18/2017	$12,226
08/2011	$11,970	Ipreo Holdings LLC, 8.00%, 08/05/2017	$11,750
03/2011	418,220	KCA Deutag	$5,668
09/2007 - 02/2010	$5,222	MacAndrews Amg Holdings LLC, 6.33%, 04/17/2012	$5,196
03/2007 - 05/2007	$11,424	Macquarie Aircraft Leasing Finance S.A., First Lien Term Loan, 1.77%, 11/29/2013	$11,424
03/2007 - 11/2011	$10,800	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.27%, 11/29/2013	$9,053
07/2011	$7,200	Meritas Schools Holdings LLC, Second Lien Term Loan, 11.50%, 01/29/2018	$7,092
07/2011	$9,500	Meritas Schools Holdings LLC, Term Loan B, 7.50%, 07/29/2017	$9,405
01/2011	$14,250	NexTag, Inc., 7.00%, 01/28/2016	$13,507
12/2010	$9,900	Northland Communications Corp., 7.75%, 12/30/2016	$9,656
04/2010 - 05/2010	$10,131	Ozburn-Hessey Holding Co. LLC, 8.25%, 04/08/2016	$10,116
03/2010 - 01/2012	$8,830	Penton Media, Inc., 5.00%, 08/01/2014	$7,356
07/2011 - 12/2011	$15,773	PRIMEDIA, Inc., 7.50%, 01/13/2018	$15,022
12/2010 - 12/2011	$20,138	Property Data U.S., Inc., 7.00%, 01/04/2017	$19,489
09/2011	$9,596	Provo Craft and Novelty, Inc., 8.50%, 03/22/2016	$4,395
03/2011	$14,888	RBS International Direct Marketing, 8.50%, 03/23/2017	$14,739
12/2010	$12,126	Res-Care, Inc., 7.25%, 12/22/2016	$11,928
08/2011	$10,973	Stackpole Powertrain International USA LLC, 7.50%, 08/02/2017	$10,771
04/2007 - 01/2012	$14,471	Synagro Technologies, Inc., 2.30%, 03/28/2014	$13,859
05/2009 - 07/2009	$3,759	Tensar Corp., 10.25%, 10/28/2012	$3,509
12/2010	$12,106	Utex Industries, Inc., 6.50%, 12/17/2016	$11,958
09/2010	$9,626	Volume Services America, Inc., 10.50%, 09/16/2016	$9,404

At January 31, 2012, the aggregate value of these securities was $342,567, which represents 6.0% of total net assets.

Þ	This security may pay interest in additional principal instead of cash.

11

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
LCDX North American Loan Index	Barclays Bank plc	$25,000	Buy	(2.50)%	12/20/16	$1,125	$746	$(379)
LCDX North American Loan Index	Credit Suisse	10,000	Buy	(2.50)%	12/20/16	413	299	(114)
						$1,538	$1,045	$(493)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of January 31, 2012

Credit Rating *	Percentage of Net Assets
A	0.0%
Baa / BBB	0.7
Ba / BB	25.0
B	59.5
Caa / CCC or Lower	3.5
Unrated	5.6
U.S. Government Agencies and Securities	0.9
Non Debt Securities and Other Short-Term Instruments	5.8
Other Assets & Liabilities	(1.0)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

12

The Hartford Floating Rate Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$623	$–	$623	$–
Common Stocks ‡	3,648	7	2	3,639
Corporate Bonds	405,856	–	402,104	3,752
Senior Floating Rate Interests	4,931,362	–	4,931,362	–
Warrants	69	68	1	–
Short-Term Investments	375,707	111,652	264,055	–
Total	$5,717,265	$111,727	$5,598,147	$7,391
Liabilities:
Credit Default Swaps *	493	–	493	–
Total	$493	$–	$493	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Common Stocks	$3,639	$—	$ — †	$—	$—	$—	$—	$—	$3,639
Corporate Bonds	—	—	— †	—	3,752	—	—	—	3,752
Warrants	—	—	—	—	—	—	—	—	—
Total	$3,639	$—	$—	$—	$3,752	$—	$—	$—	$7,391

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
    1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
    2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was zero.

13

The Hartford Floating Rate High Income Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 13.0%
	Administrative Waste Management and Remediation - 0.6%
	Energy Solutions, Inc. LLC
$200	10.75%, 08/15/2018 ‡	$192

	Arts, Entertainment and Recreation - 1.2%
	Chester Downs and Marina LLC
189	9.25%, 02/01/2020 ■☼	194
	FireKeepers Development Authority
200	13.88%, 05/01/2015 ■‡	225
		419
	Finance and Insurance - 1.3%
	Ford Motor Credit Co.
200	6.63%, 08/15/2017 ‡	224
	Offshore Group Investments Ltd.
200	11.50%, 08/01/2015 ‡	221
		445
	Food Manufacturing - 1.2%
	JBS USA LLC
150	11.63%, 05/01/2014 ‡	172
	Pinnacle Foods Finance LLC
200	9.25%, 04/01/2015 ‡	206
	Post Holdings, Inc.
28	7.38%, 02/15/2022 ■☼	29
		407
	Health Care and Social Assistance - 0.3%
	Valeant Pharmaceuticals International
100	6.50%, 07/15/2016 ■‡	102

	Information - 3.5%
	Avaya, Inc.
180	7.00%, 04/01/2019 ■‡	175
	Frontier Communications Corp.
300	8.25%, 04/15/2017 ‡	302
	Level 3 Financing, Inc.
200	4.20%, 02/15/2015 ‡Δ	188
262	10.00%, 02/01/2018	280
	UPCB Finance VI Ltd.
248	6.88%, 01/15/2022 ■☼	248
		1,193
	Miscellaneous Manufacturing - 0.8%
	Reynolds Group Escrow
250	8.75%, 10/15/2016 ■‡	266

	Nonmetallic Mineral Product Manufacturing - 1.2%
	Ardagh Packaging Finance
400	7.38%, 10/15/2017 ■‡	418

	Petroleum and Coal Products Manufacturing - 0.6%
	Chesapeake Energy Corp.
200	6.88%, 08/15/2018 ‡	206

	Plastics and Rubber Products Manufacturing - 0.6%
	Sealed Air Corp.
200	8.13%, 09/15/2019 ■‡	222

	Professional, Scientific and Technical Services - 0.5%
	Affinion Group, Inc.
200	11.50%, 10/15/2015 ‡	178

	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Yankee Candle Co.
100	10.25%, 02/15/2016 ‡	95

	Utilities - 0.6%
	Calpine Corp.
200	7.25%, 10/15/2017 ■‡	209

	Wholesale Trade - 0.3%
	Spectrum Brands, Inc.
100	9.50%, 06/15/2018 ‡	113

	Total corporate bonds
	(cost $4,290)	$4,465

SENIOR FLOATING RATE INTERESTS ♦ - 88.3%
	Accommodation and Food Services - 1.9%
	Caesars Entertainment Operating Co., Inc.
$649	9.50%, 10/31/2016 ±	$658

	Administrative Waste Management and Remediation - 5.0%
	Affinion Group, Inc., Tranche B Term Loan
629	5.00%, 10/09/2016 ±	568
	InVentiv Health, Inc., Term Loan B2
249	6.75%, 05/15/2018 ±	239
	Nana Development Corp.
488	6.50%, 07/22/2016 ±	473
	Synagro Technologies, Inc.
224	2.30%, 03/28/2014 ±⌂☼	202
	Volume Services America, Inc.
249	10.50%, 09/16/2016 ±⌂	248
		1,730
	Agriculture, Construction, Mining and Machinery - 3.6%
	Kion Group GMBH, Facility B
75	3.77%, 12/23/2014 ±	62
	Kion Group GMBH, Facility C
75	4.02%, 12/23/2015 ±	62
	Veyance Technologies, Inc.
846	2.78%, 07/31/2014 ±	797
350	6.02%, 07/31/2015 ±☼	303
		1,224
	Agriculture, Forestry, Fishing and Hunting - 0.8%
	Milk Specialties Co.
150	8.50%, 12/23/2017 ±	147
	WM Bolthouse Farms, Inc.
125	9.50%, 08/11/2016 ±	125
		272
	Air Transportation - 2.4%
	Delta Air Lines, Inc., Term Loan
249	5.50%, 04/20/2017 ±	242

1

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 88.3% - (continued)
		Air Transportation - 2.4% - (continued)
		US Airways Group, Inc.
	$650	2.77%, 03/23/2014 ±☼	$589
			831
		Arts, Entertainment and Recreation - 12.1%
		24 Hour Fitness Worldwide, Inc.
	672	7.50%, 04/15/2016 ±☼	653
		Cenveo, Inc.
	236	6.25%, 12/21/2016 ±	233
		Chester Downs and Marina LLC, Loan
	964	12.38%, 07/31/2016 ±	970
		Clubcorp Club Operations, Inc.
	497	6.00%, 11/30/2016 ±	498
		Cumulus Media, Inc., Term Loan B
	125	5.75%, 09/17/2018 ◊	125
		Golden Nugget, Inc.
	145	3.27%, 06/22/2014 ±☼Þ	136
		Kabel Deutschland Holding AG
	381	3.25%, 01/20/2019 ◊☼	380
		Pittsburgh Gaming Holdings L.P.
	998	12.00%, 06/30/2015 ±	1,037
		San Juan Cable LLC
	124	6.00%, 06/09/2017 ±	121
			4,153
		Chemical Manufacturing - 4.3%
		Hexion Specialty Chemicals
	175	4.06%, 05/05/2015 ±	171
	74	4.38%, 05/05/2015 ±	73
		Ineos Group
EUR	234	7.50%, 12/16/2013 ±	320
EUR	260	8.00%, 12/16/2014 ±	357
		Norit N.V., Inc.
	125	6.75%, 07/10/2017 ±	125
		Univar, Inc.
	199	5.00%, 06/30/2017 ±	196
		Utex Industries, Inc.
	244	6.50%, 12/17/2016 ±⌂	241
			1,483
		Computer and Electronic Product Manufacturing - 1.0%
		Eastman Kodak Co.
	17	7.50%, 07/26/2013 ◊☼	17
		SRA International, Inc.
	341	6.50%, 07/20/2018 ±	333
			350
		Construction - 2.2%
		Brock Holdings, Inc.
	497	6.00%, 03/16/2017 ±	490
	300	10.00%, 03/16/2018 ±	282
			772
		Finance and Insurance - 7.7%
		Asurion Corp., Second Lien Term Loan
	234	9.00%, 05/24/2019 ±☼	234
		BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
	74	8.75%, 12/17/2017 ±	71
		BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
	176	8.75%, 12/17/2017 ±	170
		Chrysler Group LLC
	300	6.00%, 05/24/2017 ◊☼	293
		Evertec, Inc.
	299	5.25%, 09/30/2016 ±	295
		Hub International Holdings, Inc., Term Loan B Add-On
	249	6.75%, 06/13/2014 ±	249
		MacAndrews Amg Holdings LLC
	207	6.33%, 04/17/2012 ±⌂☼	200
		Nuveen Investments, Inc.
	81	7.25%, 05/13/2017 ±	81
		Nuveen Investments, Inc., Second Lien Term Loan
	1,000	12.50%, 07/31/2015 ±	1,039
			2,632
		Food Manufacturing - 1.4%
		Del Monte Corp.
	124	4.50%, 03/08/2018 ±	122
		Roundy's Supermarkets, Inc., Second Lien Term Loan
	250	10.00%, 04/16/2016 ±	251
		Shearer's Foods, Inc.
	124	7.50%, 03/31/2015 ±	114
			487
		Health Care and Social Assistance - 3.9%
		Ardent Health Services LLC, Term Loan
	124	6.50%, 09/15/2015 ±	124
		Harrington Holdings, Inc.
	250	6.75%, 10/01/2016 ±	248
		Immucor, Inc.
	299	7.25%, 08/17/2018 ±	301
		Medpace, Inc.
	249	6.50%, 06/17/2017 ±	236
		Pharmaceutical Product Development, Inc.
	429	6.25%, 11/18/2018 ±	431
			1,340
		Health Care Providers & Services - 0.7%
		Res-Care, Inc.
	249	7.25%, 12/22/2016 ±⌂	237

		Information - 10.7%
		Ascend Learning LLC
	124	7.10%, 12/06/2016 ±⌂	122
		Aspect Software, Inc.
	249	6.25%, 05/07/2016 ±	248
		Avaya, Inc., Term B-3 Loan
	500	5.01%, 10/26/2017 ±	478
		Blackboard, Inc.
	250	7.50%, 10/04/2018 ±	242
		Charter Communications Operating LLC
	155	7.25%, 03/06/2014 ±	155
		Eagle Parent, Inc.
	224	5.00%, 05/16/2018 ±	220
		First Data Corp., Extended 1st Lien Term Loan
	150	4.28%, 03/24/2018 ±	132

2

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 88.3% - (continued)
		Information - 10.7% - (continued)
		First Data Corp., Initial Tranche B-1 Term Loan
	$600	3.03%, 09/24/2014 ±☼	$569
		Intelsat Ltd.
	150	3.30%, 02/01/2014 ±	146
		Level 3 Communications Corp.
	100	5.75%, 09/01/2018 ±	100
		Property Data U.S., Inc.
	305	7.00%, 01/04/2017 ±⌂	259
		SkillSoft Corp.
	270	6.50%, 05/26/2017 - 05/31/2017 ±	269
		UPC Financing Partnership
EUR	475	3.03%, 12/31/2014 ±	617
		WideOpenWest Finance LLC, Second Lien Term Loan
	125	6.53%, 06/29/2015 ±Þ	113
			3,670
		Media - 0.4%
		PRIMEDIA, Inc.
	155	7.50%, 01/13/2018 ±⌂	138

		Mining - 0.4%
		Phoenix Services LLC
	120	7.50%, 01/24/2018 ◊☼	120
			120
		Miscellaneous Manufacturing - 1.3%
		DAE Aviation Holdings, Inc.
	134	5.56%, 09/27/2014 ±☼	131
		Sequa Corp.
	300	6.25%, 12/03/2014 ±	301
			432
		Motor Vehicle and Parts Manufacturing - 0.7%
		Stackpole Powertrain International USA LLC
	249	7.50%, 08/02/2017 ±⌂	246

		Other Services - 0.7%
		Husky Injection Molding Systems
	249	6.50%, 06/29/2018 ±	248

		Petroleum and Coal Products Manufacturing - 2.9%
		Dynegy Midwest Generation LLC
	499	9.25%, 08/05/2016 ±	484
		Western Refining, Inc.
	183	7.50%, 03/15/2017 ±☼	184
		Willbros Group, Inc.
	339	9.50%, 06/30/2014 ±☼	336
			1,004
		Professional, Scientific and Technical Services - 1.1%
		Advantage Sales & Marketing, Inc., Second Lien Term Loan
	300	9.25%, 06/18/2018 ±	295
		Tensar Corp.
	94	10.25%, 10/28/2012 ±⌂	85
			380

		Real Estate, Rental and Leasing - 6.5%
		Realogy Corp.
	126	3.26%, 10/05/2013 ±	125
	1,180	3.44%, 10/05/2014 ±	1,170
		Realogy Corp., Extended 1st Lien Term Loan B
	927	4.69%, 10/10/2016 ±☼	866
		Realogy Corp., Extended Credit Linked Deposit
	73	4.54%, 10/10/2016 ±☼	68
			2,229
		Retail Trade - 12.6%
		Academy, Ltd.
	250	6.00%, 08/03/2018 ±	250
		BJ's Wholesale Club, Inc.
	487	7.00%, 09/28/2018 ±	491
	174	10.00%, 03/31/2019 ±☼	177
		Burlington Coat Factory Warehouse Corp.
	121	6.25%, 02/23/2017 ±	121
		Diversified Machine, Inc.
	105	9.25%, 12/01/2017 ±	105
		Easton-Bell Sports, Inc.
	17	11.50%, 12/31/2015 ±⌂Þ	16
		FleetPride Corp.
	115	6.75%, 12/06/2017 ±	114
		Great Atlantic & Pacific Tea Co., Inc.
	1,000	8.75%, 06/14/2012 ±Ψ	1,000
		Nebraska Book Co., Inc.
	300	8.75%, 06/29/2012 ±☼	297
		Rite Aid Corp., Tranche 5 Term Loan
	750	4.50%, 03/03/2018 ±‡	736
		Sports Authority, Inc.
	701	7.50%, 11/16/2017 ±	670
		Sprouts Farmers Market LLC
	124	6.00%, 04/18/2018 ±	122
		Toys R Us, Inc., Initial Loan
	249	6.00%, 09/01/2016 ±	247
			4,346
		Textile Product Mills - 1.4%
		Levi Strauss & Co.
	500	2.52%, 03/09/2014 ±	487

		Transit and Ground Passenger Transportation - 0.4%
		Emergency Medical Services Corp.
	124	5.25%, 05/25/2018 ±	124

		Utilities - 1.5%
		Astoria Generating Co. Acquisitions LLC, Second Lien Term Loan
	370	3.75%, 08/23/2013 ◊☼	334
		BRSP LLC
	197	7.50%, 06/24/2014 ±	197
			531
		Wholesale Trade - 0.7%
		Reynolds Consumer Products, Inc.
	246	6.50%, 02/09/2018 ±	247

3

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 88.3% - (continued)
	Total senior floating rate interests
	(cost $ 29,825)		$30,371

	Total long-term investments
	(cost $ 34,115)		$34,836

SHORT-TERM INVESTMENTS - 4.6%
Investment Pools and Funds - 1.2%
393	JP Morgan U.S. Government Money Market Fund		$393

Repurchase Agreements - 3.4%
Deutsche Bank Securities TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $ 301,
collateralized by U.S. Treasury Bond
4.75%, 2037, U.S. Treasury Note 2.63%,
	2020, value of $ 307)
$301	0.20%, 1/31/2012		301
RBC Capital Markets Corp. TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $ 476,
collateralized by U.S. Treasury Bill
0.01% - 0.05%, 2012, U.S. Treasury
Bond 4.38%, 2041, U.S. Treasury Note
	0.25% - 1.38%, 2014 - 2018, value of $ 486)
476	0.13%, 1/31/2012		476
RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing
on 02/01/2012 in the amount of $ 369,
collateralized by U.S. Treasury Bond
4.50%, 2038, U.S. Treasury Note 0.38%,
	2013, value of $ 376)
369	0.18%, 1/31/2012		369
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $ 34, collateralized by U.S. Treasury Note 4.25%, 2013, value of $ 35)
34	0.20%, 1/31/2012		34
			1,180
	Total short-term investments
	(cost $ 1,573)		$1,573

	Total investments
	(cost $ 35,688) ▲	105.9%	$36,409
	Other assets and liabilities	(5.9)%	(2,023)
	Total net assets	100.0%	$34,386

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 9.0% of total net assets at January 31, 2012.

▲	Also represents cost for tax purposes.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

4

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2012.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2012.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $2,088, which represents 6.1% of total net assets.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

EUR   ─   EURO

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $4,381 at January 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2011-12/2011	$124	Ascend Learning LLC, 7.10%, 12/06/2016	$120
11/2011	$17	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	$17
09/2011	$207	MacAndrews Amg Holdings LLC, 6.33%, 04/17/2012	$205
12/2011	$155	PRIMEDIA, Inc., 7.50%, 01/13/2018	$139
09/2011-12/2011	$305	Property Data U.S., Inc., 7.00%, 01/04/2017	$258
09/2011	$249	Res-Care, Inc., 7.25%, 12/22/2016	$242
09/2011	$249	Stackpole Powertrain International USA LLC, 7.50%, 08/02/2017	$240
09/2011-01/2012	$224	Synagro Technologies, Inc., 2.30%, 03/28/2014	$199
09/2011	$94	Tensar Corp., 10.25%, 10/28/2012	$91
09/2011	$244	Utex Industries, Inc., 6.50%, 12/17/2016	$237
09/2011	$249	Volume Services America, Inc., 10.50%, 09/16/2016	$247

At January 31, 2012, the aggregate value of these securities was $1,994, which represents 5.8% of total net assets.

Þ	This security may pay interest in additional principal instead of cash.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	JP Morgan Securities	Sell	$483	$506	12/18/2012	$23
Euro	JP Morgan Securities	Sell	169	172	12/17/2013	3
Euro	JP Morgan Securities	Sell	573	593	12/31/2013	20
						$46

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of January 31, 2012
Credit Rating *	Percentage of Net Assets
Ba / BB	17.9
B	59.2
Caa / CCC or Lower	13.0
Unrated	11.2
Non Debt Securities and Other Short-Term Instruments	4.6
Other Assets & Liabilities	(5.9)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	4,465	–	4,217	248
Senior Floating Rate Interests	30,371	–	30,371	–
Short-Term Investments	1,573	393	1,180	–
Total	$36,409	$393	$35,768	$248
Foreign Currency Contracts *	46	–	46	–
Total	$46	$–	$46	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Corporate Bonds	$—	$—	$ —*	$—	$248	$—	$—	$—	$248
Total	$—	$—	$—	$—	$248	$—	$—	$—	$248

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was zero.

6

The Hartford Fundamental Growth Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1%
	Automobiles & Components - 0.9%
33	Johnson Controls, Inc.	$1,039

	Capital Goods - 11.8%
19	BE Aerospace, Inc. ●	785
20	Boeing Co.	1,476
15	Caterpillar, Inc.	1,593
16	Cummins, Inc.	1,664
25	Deere & Co.	2,171
15	Flowserve Corp.	1,631
25	Joy Global, Inc.	2,276
37	WESCO International, Inc. ●	2,320
		13,916
	Commercial & Professional Services - 1.8%
54	Manpower, Inc.	2,150

	Consumer Services - 5.5%
48	ITT Educational Services, Inc. ●	3,188
23	Las Vegas Sands Corp. ●	1,144
7	McDonald's Corp.	694
30	Starbucks Corp.	1,438
		6,464
	Diversified Financials - 3.4%
45	Ameriprise Financial, Inc.	2,426
57	Waddell and Reed Financial, Inc. Class A w/ Rights	1,567
		3,993
	Energy - 11.2%
54	Alpha Natural Resources, Inc. ●	1,082
15	Apache Corp.	1,463
37	Cameron International Corp. ●	1,979
25	Exxon Mobil Corp.	2,077
51	Halliburton Co.	1,876
14	National Oilwell Varco, Inc.	1,036
24	Newfield Exploration Co. ●	889
55	Whiting Petroleum Corp. ●	2,755
		13,157
	Food & Staples Retailing - 1.0%
36	Walgreen Co.	1,188

	Food, Beverage & Tobacco - 2.4%
12	PepsiCo, Inc.	795
28	Philip Morris International, Inc.	2,078
		2,873
	Health Care Equipment & Services - 4.0%
29	CIGNA Corp.	1,296
38	St. Jude Medical, Inc.	1,589
35	UnitedHealth Group, Inc.	1,828
		4,713
	Insurance - 6.6%
104	Aflac, Inc.	4,997
175	Assured Guaranty Ltd.	2,710
		7,707
	Materials - 2.6%
48	Barrick Gold Corp.	2,369
14	Freeport-McMoRan Copper & Gold, Inc.	652
		3,021
	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
35	Celgene Corp. ●	2,523
53	Teva Pharmaceutical Industries Ltd. ADR	2,387
		4,910
	Retailing - 8.6%
19	Advance Automotive Parts, Inc.	1,418
6	Amazon.com, Inc. ●	1,069
42	Buckle (The), Inc.	1,811
36	Guess?, Inc.	1,072
11	Home Depot, Inc.	502
20	Kohl's Corp.	906
16	Nordstrom, Inc.	775
4	Priceline.com, Inc. ●	1,906
14	Ross Stores, Inc.	701
		10,160
	Software & Services - 16.7%
22	Accenture plc	1,284
9	Baidu, Inc. ADR ●	1,186
57	eBay, Inc. ●	1,814
7	Google, Inc. ●	3,916
16	IBM Corp.	3,043
93	Microsoft Corp.	2,755
70	Oracle Corp.	1,966
25	Visa, Inc.	2,486
64	Western Union Co.	1,220
		19,670
	Technology Hardware & Equipment - 15.7%
18	Apple, Inc. ●	7,988
53	Arrow Electronics, Inc. ●	2,180
188	Cisco Systems, Inc.	3,692
110	EMC Corp. ●	2,826
57	Finisar Corp. ●	1,145
23	Hewlett-Packard Co.	630
		18,461
	Transportation - 1.7%
26	United Parcel Service, Inc. Class B	1,989

	Total common stocks
	(cost $104,329)	$115,411

	Total long-term investments
	(cost $104,329)	$115,411

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $1,045,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$1,066)
$1,045	0.22%, 1/31/2012	$1,045
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $104, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $106)
104	0.22%, 1/31/2012	104

1

The Hartford Fundamental Growth Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.7% - (continued)
Repurchase Agreements - 2.7% - (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,158, collateralized by GNMA 4.00%, 2040 - 2041, value of $1,181)
$1,158	0.24%, 1/31/2012		$1,158
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $663, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $676)
663	0.22%, 1/31/2012		663
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $8, collateralized by U.S. Treasury Note 1.75%, 2013, value of $8)
8	0.18%, 1/31/2012		8
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $239, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $243)
239	0.24%, 1/31/2012		239
			3,217
	Total short-term investments
	(cost $3,217)		$3,217

	Total investments
	(cost $107,546) ▲	100.8%	$118,628
	Other assets and liabilities	(0.8)%	(984)
	Total net assets	100.0%	$117,644

2

The Hartford Fundamental Growth Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 5.0% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $110,866 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,153
Unrealized Depreciation	(5,391)
Net Unrealized Appreciation	$7,762

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$115,411	$115,411	$–	$–
Short-Term Investments	3,217	–	3,217	–
Total	$118,628	$115,411	$3,217	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 47.7%
	Automobiles & Components - 1.1%
4	Aisin Seiki Co., Ltd.	$133
34	Astra International TBK	298
6	Bayerische Motoren Werke (BMW) AG	503
13	Bridgestone Corp.	296
2	Continental AG	188
15	Daimler AG	819
9	Denso Corp.	281
362	Dongfeng Motor Group Co., Ltd.	677
17	Exedy Corp.	526
27	Honda Motor Co., Ltd.	925
4	Hyundai Motor Co., Ltd. ●	875
5	Kia Motors Corp.	291
3	Michelin (C.G.D.E.) Class B	204
210	Minth Group Ltd.	226
94	Nissan Motor Co., Ltd.	891
3	Porsche Automobil Holding SE	165
40	Stanley Electric Co., Ltd.	621
40	Tata Motors Ltd.	197
47	Toyota Motor Corp.	1,732
		9,848
	Banks - 4.3%
463	Agricultural Bank of China	229
42	Australia & New Zealand Banking Group Ltd.	964
74	Banco Bilbao Vizcaya Argentaria S.A.	648
30	Banco Bradesco S.A.	533
56	Banco Santander Brasil S.A.	507
133	Banco Santander Central Hispano S.A.	1,038
22	Bancolombia S.A.	340
5	Bancolombia S.A. ADR	313
39	Bangkok Bank plc	207
213	Bank Central Asia PT	189
60	Bank Leumi Le-Israel	196
254	Bank Mandiri Tbk	190
1,143	Bank of China Ltd.	491
239	Bank of Communications Co.	192
44	Bank of East Asia	181
5	Bank of Montreal	268
7	Bank of Nova Scotia	382
187	Barclays Bank plc ADR	627
15	BNP Paribas	656
90	BOC Hong Kong Holdings Ltd.	238
3	Canadian Imperial Bank of Commerce	237
298	China CITIC Bank	190
903	China Construction Bank	721
101	China Merchants Bank Co., Ltd.	222
69	Commerzbank AG	167
26	Commonwealth Bank of Australia	1,398
11	Danske Bank	159
38	DBS Group Holdings Ltd.	408
18	DnB ASA	194
42	Fukuoka Financial Group, Inc.	179
39	Hana Financial Holdings	1,338
19	Hang Seng Bank Ltd.	242
23	HDFC Bank Ltd.	225
14	Housing Development Finance Corp. Ltd.	191
252	HSBC Holdings plc	2,101
11	ICICI Bank Ltd.	200
980	Industrial and Commercial Bank of China	684
122	Intesa Sanpaolo	235
44	Itausa - Investimentos Itau S.A.	287
45	Kasikornbank Public Co., Ltd.	191
23	KB Financial Group, Inc. ●	857
644	Lloyds Banking Group plc ●	311
299	Mega Financial Holding Co.	205
317	Mitsubishi UFJ Financial Group, Inc.	1,465
356	Mizuho Financial Group, Inc.	538
36	National Australia Bank Ltd.	900
40	Nordea Bank Ab	335
51	Oversea-Chinese Banking Corp., Ltd.	346
245	PT Bank Rakyat Indonesia	186
30	Resona Holdings, Inc.	133
9	Royal Bank of Canada	468
338	Royal Bank of Scotland Group plc ●	142
42	Sberbank ●	500
7	Shinhan Financial Group Co., Ltd. ●	298
49	Siam Commercial Bank Public Co. Ltd.	189
24	Skandinaviska Enskilda Banken Ab	148
10	Societe Generale Class A	276
22	Standard Bank Group Ltd. ☼	296
36	Standard Chartered plc	877
22	Sumitomo Mitsui Financial Group, Inc.	709
69	Sumitomo Mitsui Trust Holdings	218
8	Svenska Handelsbanken Ab Class A	255
13	Swedbank Ab	188
5	Toronto-Dominion Bank	410
51	Turkiye Garanti Bankasi A.S.	184
46	Unicredit S.p.A.	229
28	United Overseas Bank Ltd.	390
93	US Bancorp	2,635
213	Wells Fargo & Co.	6,225
49	Westpac Banking Corp.	1,105
		38,976
	Capital Goods - 4.5%
2	3M Co.	176
38	ABB Ltd. ADR	799
1	Acs Actividades Cons Y Serv	42
2	AGCO Corp. ●‡	84
7	Alfa Laval Ab	148
5	Alstom RGPT	205
75	Amada Co., Ltd.	520
27	Asahi Glass Co., Ltd.	217
6	Assa Abloy Ab	176
9	Atlas Copco Ab B Shares	200
56	BAE Systems plc	271
212	Beijing Enterprises Holdings Ltd.	1,225
68	Belden, Inc.	2,658
38	Bharat Heavy Electricals Ltd.	194
64	Boeing Co. ‡	4,735
13	Bunzl plc	175
60	Carlisle Cos., Inc.	2,869
3	Caterpillar, Inc. ‡	374
31	Chiyoda Corp.	362
9	Compagnie De Saint-Gobain	401
9	Daewoo International Corp.	250
7	Daikin Industries Ltd.	193

1

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 47.7% - (continued)
	Capital Goods - 4.5% - (continued)
84	Danaher Corp. ‡	$4,429
1	Deere & Co. ‡	91
3	Emerson Electric Co.	142
6	European Aeronautic Defence and Space Co. N.V.	213
3	Fanuc Corp.	495
22	Fiat Industrial S.p.A. ●	220
–	Flowserve Corp.	38
51	GATX Corp.	2,190
1	Geberit AG	220
11	General Electric Co. ‡	204
3	Honeywell International, Inc.	187
38	Hutchison Whampoa Ltd.	358
1	Hyundai Heavy Industries	259
28	Itochu Corp.	303
6	Jgc Corp.	179
30	Keppel Corp., Ltd.	260
19	Komatsu Ltd.	527
3	Kone Oyj Class B	164
18	Koninklijke Philips Electronics N.V.	372
21	Kubota Corp.	188
–	L-3 Communications Holdings, Inc.	22
7	Larsen & Toubro Ltd.	190
5	Legrand S.A.	188
7	LG Corp. ●	463
–	Lockheed Martin Corp.	24
3	LS Corp. ●	192
47	Marubeni Corp.	328
4	Metso Oyj	192
56	Mitsubishi Corp.	1,286
33	Mitsubishi Electric Corp.	294
58	Mitsubishi Heavy Industries Ltd.	268
69	Mitsui & Co., Ltd.	1,170
3	Nidec Corp.	265
36	Obayashi Corp.	172
22	Orkla Asa	177
2	Raytheon Co.	78
30	Rolls-Royce Holdings plc	345
3	Samsung C&T Corp.	212
1	Samsung Engineering Co., Ltd.	197
6	Samsung Heavy Industries	199
20	Sandvik Ab	293
10	Scania Ab	173
1	Schindler Holding AG	141
7	Schneider Electric S.A.	427
218	Shanghai Industrial Holdings Ltd.	695
14	Siemens AG	1,285
9	Skanska Ab Class B	162
5	SMC Corp.	947
9	Smiths Group plc	135
62	Sumitomo Corp.	889
18	Sumitomo Electric Industries Ltd.	212
303	TECO Electric & Machinery Co., Ltd.	200
20	THK Co., Ltd.	422
3	Toyota Tsusho Corp.	59
3	United Technologies Corp.	229
61	United Tractors	191
–	Vallourec	25
8	Vinci S.A.	392
13	Volvo Ab B Shares	170
506	Walsin Lihwa Corp.	179
6	Wolseley plc	191
		40,992
	Commercial & Professional Services - 0.3%
132	ACCO Brands Corp. ●	1,405
1	Adecco S.A.	53
4	Aggreko plc	138
25	Brambles Ltd.	190
22	Experian plc	296
37	Group 4 Securicor plc	159
5	Intertek Group plc	175
4	Secom Co., Ltd.	179
–	SGS S.A.	234
		2,829
	Consumer Durables & Apparel - 1.9%
4	Adidas-Salomon AG	274
696	Bosideng International Holdings Ltd.	200
92	Burberry Group plc	1,945
1	Christian Dior	167
7	Cie Financiere Richemont S.A.	421
43	Coach, Inc. ‡	3,017
140	Daphne International Holdings Ltd.	180
3	LG Electronics, Inc.	206
62	Lululemon Athletica, Inc. ●	3,935
4	LVMH Moet Hennessy Louis Vuitton S.A.	626
127	Mattel, Inc.	3,934
7	Nikon Corp.	169
38	Panasonic Corp.	305
33	Sega Sammy Holdings, Inc.	718
20	Sharp Corp.	171
17	Sony Corp.	309
1	Swatch Group AG	250
		16,827
	Consumer Services - 0.3%
12	Benesse Holdings, Inc.	569
31	Compass Group plc	292
60	Genting Berhad ☼	218
99	Genting Singapore plc ●	127
6	Intercontinental Hotels Group	127
289	MGM China Holdings Ltd. ●	425
18	New Oriental Education & Technology Group, Inc. ADR ●	426
58	Sands China Ltd. ●§	196
55	Wynn Macau Ltd.	141
		2,521
	Diversified Financials - 2.3%
19	Acom Co., Ltd.	337
40	Bank of America Corp.	287
20	BlackRock, Inc. ‡	3,663
42	BM & F Bovespa S.A.	264
8	Credit Saison Co., Ltd.	172
18	Credit Suisse Group AG	467
15	Deutsche Bank AG	629
4	Deutsche Boerse AG ●	220
226	Fubon Financial Holding Co., Ltd	252
6	Goldman Sachs Group, Inc.	661
5	Groupe Bruxelles Lambert S.A.	327
13	Grupo de Inversiones Suramericana	224
20	Hong Kong Exchanges & Clearing Ltd.	346

2

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 47.7% - (continued)
	Diversified Financials - 2.3% - (continued)
54	ING Groep N.V. ●	$491
188	JP Morgan Chase & Co. ‡	7,019
4	Julius Baer Group Ltd.	180
7	Macquarie Group Ltd.	186
82	Matsui Securities Co., Ltd.	443
62	Nomura Holdings, Inc.	230
3	ORIX Corp.	252
57	UBS AG	776
278	UBS AG ADR ●	3,782
		21,208
	Energy - 5.7%
6	Anadarko Petroleum Corp. ‡	452
35	Apache Corp. ‡	3,476
49	BG Group plc	1,099
256	BP plc	1,926
10	Canadian Natural Resources Ltd.	414
23	Canadian Natural Resources Ltd. ADR ‡	895
9	Chevron Corp.	895
269	China Petroleum & Chemical Corp. Class H	326
147	China Shenhua Energy Co., Ltd.	646
261	CNOOC Ltd.	532
6	Ecopetrol S.A. ADR ‡	283
27	El Paso Corp.	731
20	Enbridge, Inc.	745
37	Eni S.p.A.	815
61	EOG Resources, Inc. ‡	6,472
44	Exxon Mobil Corp. ‡	3,665
7	GS Holdings Corp. ●	366
–	Inpex Corp.	1,266
34	JX Holdings, Inc.	204
37	Karoon Gas Australia Ltd. ●	206
8	Kinder Morgan Management LLC ●	609
7	Lukoil ADR	415
120	OAO Gazprom Class S ADR ‡	1,447
46	Occidental Petroleum Corp. ╦	4,615
21	OGX Petroleo e Gas Participacoes S.A. ●	203
5	OMV AG	154
17	Origin Energy Ltd.	253
9	Pacific Rubiales Energy Corp.	216
26	Petrobras	403
319	PetroChina Co., Ltd.	465
68	Petroleo Brasileiro S. A.	958
997	PT Bumi Resources Tbk	282
33	PTT Exploration & Production PCL	187
20	PTT Public Co. Ltd.	223
21	Reliance Industries Ltd.	347
12	Repsol YPF S.A.	336
28	Royal Dutch Shell plc	988
46	Royal Dutch Shell plc B Shares	1,669
5	Saipem S.p.A.	256
14	Santos Ltd.	199
8	Sasol Ltd. ☼	401
61	Schlumberger Ltd.	4,602
56	Scorpio Tankers, Inc. ●	323
11	Seacor Holdings, Inc. ●	1,025
8	Seadrill Ltd.	286
1	SK Innovation Co., Ltd.	204
18	Statoil ASA	454
16	Suncor Energy, Inc.	536
2	Technip S.A.	168
7	Tenaris S.A.	142
34	Total S.A.	1,826
5	Transocean Ltd.	253
14	Tullow Oil plc	315
21	Whiting Petroleum Corp. ●	1,065
10	Woodside Petroleum Ltd.	358
		51,597
	Food & Staples Retailing - 0.4%
29	Almacenes Exito S.A.	391
10	Carrefour S.A.	236
13	FamilyMart Co., Ltd.	523
20	Koninklijke Ahold N.V.	269
13	Seven & I Holdings Co., Ltd.	365
120	Tesco plc	607
109	Wal-Mart de Mexico SAB de CV	338
18	Wesfarmers Ltd.	582
18	Woolworths Ltd.	476
		3,787
	Food, Beverage & Tobacco - 3.3%
13	Ajinomoto Co., Inc.	154
13	Anheuser-Busch InBev N.V.	772
4	Archer Daniels Midland Co. ‡	126
9	Asahi Group Holdings Ltd.	209
2	Asian Bamboo AG	45
218	Asian Citrus Holdings Ltd.	119
9	Associated British Foods plc	172
32	British American Tobacco plc	1,465
7	Bunge Ltd. Finance Corp.	375
2	Carlsberg A/S Class B	171
167	Charoen Pokphand Group	168
241	China Agri-Industries Holdings	195
112	China Green Holdings Ltd.	32
183	China Modern Dairy Holdings Ltd. ●	41
15	Coca-Cola Amatil Ltd.	185
6	Corn Products International, Inc.	306
24	Cosan Ltd.	308
23	Cosan S.A. Industria E Comercio	366
35	Diageo Capital plc	774
140	First Resources Ltd.	182
51	Fomento Economico Mexicano, S.A. de C.V.	354
9	General Mills, Inc. ‡	351
13	GrainCorp Ltd.	111
9	Groupe Danone	573
41	Grupo Modelo S.A.B.	256
5	Heineken N.V.	219
18	Imperial Tobacco Group plc	648
127	IOI Corp. Bhd ☼	225
46	ITC Ltd.	192
–	Japan Tobacco, Inc.	346
19	JBS S.A. ●	70
13	Kirin Brewery Co., Ltd.	163
117	Kraft Foods, Inc.	4,499
3	KT&G Corp.	194
50	Nestle S.A.	2,877
60	PepsiCo, Inc.	3,944
12	Perdigao S.A.	245
3	Pernod-Ricard	295
46	Philip Morris International, Inc.	3,416
21	Ralcorp Holdings, Inc. ●	1,845

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 47.7% - (continued)
	Food, Beverage & Tobacco - 3.3% - (continued)
15	SABMiller plc	$552
14	Smithfield Foods, Inc. ●	315
7	Tyson Foods, Inc. Class A	124
28	Unilever N.V. CVA	945
5	Unilever plc	161
133	Uni-President Enterprises Corp.	197
93	Wilmar International Ltd.	393
		29,675
	Health Care Equipment & Services - 0.2%
4	Cie Generale d'Optique Essilor International S.A.	280
4	Fresenius Medical Care AG & Co.	258
2	Fresenius SE & Co. KGaA	204
21	Nichii Gakkan Co.	249
15	Smith & Nephew plc	143
1	Synthes, Inc.	198
4	Terumo Corp.	178
		1,510
	Household & Personal Products - 0.3%
5	Henkel AG & Co. KGaA	280
11	Kao Corp.	294
4	L'Oreal S.A.	373
6	Pigeon Corp.	208
19	Pola Orbis Holdings, Inc.	500
9	Reckitt Benckiser Group plc	473
12	Shiseido Co., Ltd.	212
		2,340
	Insurance - 1.4%
34	Aegon N.V. ●	166
366	AIA Group Ltd.	1,219
6	Alleghany Corp. ●	1,658
7	Allianz SE	792
59	Amp Ltd.	267
17	Assicurazioni Generali	266
45	Aviva plc	246
26	AXA S.A.	395
2	Baloise Holding AG	129
11	Berkshire Hathaway, Inc. Class B ●	839
133	China Life Insurance Co., Ltd.	392
181	China Pacific Insurance	602
–	Dai-ichi Life Insurance Co., Ltd.	162
50	Insurance Australia Group	153
110	Legal & General Group plc	201
30	LIG Insurance Co., Ltd.	652
9	MS & AD Insurance Group Holdings	193
3	Muenchener Rueckversicherungs NPV	380
8	NKSJ Holdings, Inc.	175
108	Old Mutual plc	249
35	Ping An Insurance (Group) Co.	275
35	Prudential plc	391
22	QBE Insurance Group Ltd.	273
10	Sampo Oyj Class A	267
1	Samsung Fire & Marine Insurance Co., Ltd.	194
53	Standard Life plc	181
29	Suncorp-Metway Ltd.	260
4	Swiss Re Ltd.	238
35	Tokio Marine Holdings, Inc.	883
2	Zurich Financial Services AG	535
		12,633
	Materials - 3.8%
11	Agrium, Inc. ‡	893
4	Air Liquide	515
4	Akzo Nobel N.V.	203
21	Anglo American plc	880
7	AngloGold Ashanti ☼	325
13	ArcelorMittal	272
32	Asahi Kasei Corp.	202
7	Ball Corp. ‡	283
9	Barrick Gold Corp.	435
14	BASF SE	1,087
250	BBMG Corp.	190
50	BHP Billiton Ltd.	1,994
25	BHP Billiton plc	828
26	Cementos Argos S.A.	154
282	Cemex S.A. CPO ●	191
4	CF Industries Holdings, Inc. ‡	752
93	China Bluechemical Ltd.	70
20	Companhia Sider·rgica Nacional	207
4	Compania De Minas Buenaventur ADR	189
14	CRH plc	275
11	Deltic Timber Corp.	749
3	Dow Chemical Co.	88
85	Formosa Chemicals & Fibre Corp. ●	244
94	Formosa Plastic Corp.	275
22	Gerdau S.A.	210
–	Givaudan	167
519	Glencore International plc	3,377
14	Gold Fields Ltd. ☼	232
7	Goldcorp, Inc.	361
38	Graphic Packaging Holding Co. ●	192
78	Grupo Mexico SAB de CV	248
4	Holcim Ltd.	239
1,478	Huabao International Holdings Ltd.	1,005
10	Iluka Resources Ltd.	201
11	Impala Platinum Holdings Ltd. ☼	246
126	Incitec Pivot Ltd.	428
4	Industrias Penoles S.A.B. de C.V.	187
3	Intrepid Potash, Inc. ●	61
15	Inversiones Argos S.A.	139
22	Israel Chemicals Ltd.	230
9	JFE Holdings, Inc.	168
5	Johnson Matthey plc	167
2	K+S AG	79
15	Kinross Gold Corp.	169
3	Koninklijke DSM N.V.	160
3	LG Chem Ltd.	352
3	Linde AG	405
10	Mining and Metallurgical Co. Norilsk Nickel ADR	194
87	Mitsubishi Gas Chemical Co.	492
14	Monsanto Co.	1,112
20	Mosaic Co.	1,141
121	Nan Ya Plastics Corp.	256
11	Newcrest Mining Ltd.	385
93	Nippon Steel Corp.	228
5	Novozymes A/S Class B	154
7	Orica Ltd.	186
1	Posco Ltd.	423
23	Potash Corp. of Saskatchewan, Inc.	1,057
1	Rangold Resources Ltd.	153

4

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 47.7% - (continued)
	Materials - 3.8% - (continued)
9	Rio Tinto Ltd.	$687
18	Rio Tinto plc	1,088
6	Shin-Etsu Chemical Co., Ltd.	317
7	Silgan Holdings, Inc.	283
113	Sinofert Holdings Ltd.	32
4	Sociedad Qufmica y Minera de Chile	220
25	Stora Enso Oyj Class R	178
30	Sumitomo Metal Mining Co., Ltd.	433
12	Svenska Cellulosa Ab B Shares	193
2	Syngenta AG	575
21	Tata Steel Ltd.	192
5	Teck Cominco Ltd. Class B	214
8	ThyssenKrupp AG	239
31	Toray Industries, Inc.	234
7	Uralkali §	239
48	Vale S.A.	1,197
664	Xingda International Holdings	264
33	Xstrata plc	556
18	Yamato Kogyo Co.	573
3	Yara International ASA	128
		33,947
	Media - 0.8%
62	Arbitron, Inc.	2,219
20	British Sky Broadcasting Group plc	221
13	Elsevier N.V.	151
40	Focus Media Holding Ltd. ADR ●	806
63	Liberty Global, Inc. Class C ●	2,786
6	Naspers Ltd. ☼	290
15	Pearson plc	269
24	Reed Elsevier Capital, Inc.	198
7	SES Global S.A.	164
19	WPP plc	218
		7,322
	Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
82	Agilent Technologies, Inc. ●‡	3,472
30	Alexion Pharmaceuticals, Inc. ●‡	2,287
9	Astellas Pharma, Inc.	385
19	AstraZeneca plc	896
12	Bayer AG	873
34	Biogen Idec, Inc. ●‡	4,049
48	Celgene Corp. ●‡	3,458
16	Daiichi Sankyo Co., Ltd.	299
18	Eisai Co., Ltd.	760
14	Elan Corp. plc ●	191
94	Gilead Sciences, Inc. ●‡	4,602
64	GlaxoSmithKline plc	1,427
31	Novartis AG	1,685
7	Novo Nordisk A/S	804
9	Roche Holding AG	1,561
17	Sanofi-Aventis S.A.	1,290
10	Shire plc	322
13	Takeda Pharmaceutical Co., Ltd.	585
16	Teva Pharmaceutical Industries Ltd.	704
105	Vertex Pharmaceuticals, Inc. ●	3,881
		33,531
	Real Estate - 0.7%
21	British Land Co. plc	164
75	Capitaland Ltd.	156
29	Cheung Kong Holdings Ltd.	395
114	China Overseas Land & Investment Ltd.	211
271	China Resources Land Ltd.	477
18	City Developments Ltd.	138
260	Goodman Group	177
27	Hang Lung Group Ltd.	170
48	Hang Lung Properties Ltd.	163
31	Henderson Land Development Co., Ltd.	167
90	Hysan Development Co., Ltd.	353
14	Land Securities Group plc	154
59	Link REIT	214
275	Mapletree Industries NPV	244
21	Mitsubishi Estate Co., Ltd.	334
40	Mitsui Fudosan Co., Ltd.	659
–	Nippon Building Fund, Inc.	162
–	Nomura Real Estate Office Fund, Inc.	161
43	Stockland	153
29	Sun Hung Kai Properties Ltd.	399
14	Swire Pacific Ltd.	161
10	Swire Properties Ltd. ●	26
1	Unibail-Rodamco SE	283
35	Westfield Group	312
56	Westfield Retail Trust	149
33	Wharf Holdings Ltd.	186
1,160	Yuexiu Property Co., Ltd.	199
		6,367
	Retailing - 1.4%
18	Amazon.com, Inc. ●‡	3,535
120	Belle International Holdings Ltd. §	194
10	Don Quijote Co.	361
1	Fast Retailing Co., Ltd.	265
15	Hennes & Mauritz Ab	496
5	Hyundai Home Shopping Network Corp. ●	634
3	Industria de Diseno Textil S.A.	247
479	Intime Department Store	581
5	Jardine Cycle & Carriage Ltd.	195
41	Kingfisher plc	167
20	K's Holdings Corp.	704
98	Li & Fung Ltd.	214
20	Lojas Americanas S.A.	195
6	Lojas Renner S.A.	192
1,752	Maoye International Holdings	424
1	Pinault-Printemps-Redoute S.A.	233
–	Rakuten, Inc.	493
111	Urban Outfitters, Inc. ●	2,933
52	Woolworths Holdings Ltd. ☼	278
		12,341
	Semiconductors & Semiconductor Equipment - 1.1%
22	Arm Holdings plc	210
6	ASML Holding N.V.	240
51	Broadcom Corp. Class A ‡	1,753
10	Hynix Semiconductor, Inc. ●	243
23	Infineon Technologies AG	212
108	Maxim Integrated Products, Inc.	2,907
23	MediaTek, Inc.	220
2	Samsung Electronics Co., Ltd.	2,192
475	Taiwan Semiconductor Manufacturing Co., Ltd.	1,261
7	Tokyo Electron Ltd.	393

5

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 47.7% - (continued)
	Semiconductors & Semiconductor Equipment - 1.1% - (continued)
417	United Microelectronics Corp.	$218
		9,849
	Software & Services - 2.6%
95	Adobe Systems, Inc. ●‡	2,952
2	Dassault Systemes S.A.	169
13	DeNa Co., Ltd.	317
123	eBay, Inc. ●‡	3,873
46	Fiserv, Inc. ●	2,861
59	Giant Interactive Group, Inc. ADR	250
6	Google, Inc. ●‡	3,501
5	Infosys Technologies Ltd.	292
15	Netease.com, Inc. ●	727
2	Nintendo Co., Ltd.	231
157	Oracle Corp.	4,429
37	Perfect World Co., Ltd. ADR ●	395
14	SAP AG	867
16	Sohu.com, Inc. ●	953
8	Tata Consultancy Services	192
14	Tencent Holdings Ltd.	331
19	Websense, Inc. ●	357
37	Western Union Co.	711
1	Yahoo Japan Corp.	411
		23,819
	Technology Hardware & Equipment - 3.4%
18	Apple, Inc. ●‡	8,148
18	Canon, Inc.	751
182	Cisco Systems, Inc.	3,567
18	Diebold, Inc.	577
181	EMC Corp. ●‡	4,659
44	Fuji Photo Film Co., Ltd.	1,035
47	Fujitsu Ltd.	252
15	High Technology Computer Corp.	239
76	Hitachi Ltd.	420
149	Hon Hai Precision Industry Co., Ltd.	482
10	Hoya Pentax HD Corp.	212
133	Juniper Networks, Inc. ●‡	2,783
3	Kyocera Corp.	241
7	L.G. Philips LCD Co., Ltd. ●	190
3	Murata Manufacturing Co., Ltd.	184
51	Nippon Electric Glass Co., Ltd.	445
48	Nokia Oyj	239
76	Qualcomm, Inc.	4,482
3	TDK Corp.	151
44	Telefonaktiebolaget LM Ericsson	410
77	Toshiba Corp.	328
322	Wistron Corp.	484
448	WPG Holdings Co., Ltd.	627
		30,906
	Telecommunication Services - 1.4%
39	Advanced Info Service Public Co., Ltd.	183
567	America Movil, S.A.B. de C.V.	659
12	AT&T, Inc.	350
193	Axiata Group Berhad ☼	295
26	Bharti Televentures	193
142	BT Group plc	456
91	China Mobile Ltd.	929
122	China Unicom Ltd.	225
40	Deutsche Telekom AG	448
19	Elisa Oyj	406
36	France Telecom S.A.	547
–	KDDI Corp.	248
28	Koninklijke (Royal) KPN N.V.	312
2	Millicom International Cellular SDR	157
27	MTN Group Ltd. ☼	459
–	NTT DoCoMo, Inc.	379
245	PT Telekomunikasi Indonesia Tbk	187
151	Singapore Telecommunications Ltd.	373
27	Softbank Corp.	743
–	Swisscom AG	164
144	Telecom Italia S.p.A.	147
63	Telefonica S.A.	1,097
30	Telenor ASA	493
49	Telia Ab	326
96	Telstra Corp., Ltd.	341
21	Vivendi S.A.	450
670	Vodafone Group plc	1,806
		12,373
	Transportation - 1.0%
–	A.P. Moller-Maersk A/S	148
11	Abertis Infraestructuras S.A.	192
1	Aeroports de Paris	50
7	Asciano Group	37
6	Canadian National Railway Co.	445
–	Central Japan Railway Co.	293
8	CSX Corp. ‡	172
3	Deutsche Lufthansa AG	47
20	Deutsche Post AG	330
6	East Japan Railway Co.	386
46	FedEx Corp. ‡	4,239
20	Groupe Eurotunnel S.A.	162
16	Hankyu Hanshin Holdings, Inc.	72
–	Hutchinson Port Holdings Trust	–
32	Keio Corp.	238
48	Kintetsu Corp.	195
10	LAN Airlines S.A.	262
16	Nippon Yusen	41
17	Odakyu Electric Railway Co.	171
45	QR National Ltd.	177
45	Seino Holdings Corp.	345
34	Tobu Railway Co., Ltd.	177
30	Tokyu Corp.	148
36	Transurban Group	210
142	Turk Hava Yollari Anonim Ortakligi ●	188
2	Union Pacific Corp.	285
3	United Parcel Service, Inc. Class B	225
4	West Japan Railway Co.	187
		9,422
	Utilities - 1.8%
12	AGL Energy Ltd.	191
16	Centrais Eletricas Brasileiras S.A.	229
78	Centrica plc	360
100	Cheung Kong Infrastructure	568
13	Chubu Electric Power Co., Inc.	237
16	Cia de Saneamento Basico do Estado de Sao Paulo ●	524
37	CLP Holdings Ltd.	305
45	Companhia Energetica de Minas Gerais	903

6

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 47.7% - (continued)
	Utilities - 1.8% - (continued)
28	E.On AG	$593
7	Electricite de France	160
187	Empresa Nacional del Petroleo	288
105	Enel S.p.A.	430
176	ENN Energy Holdings Ltd.	535
9	Fortum Corp.	206
20	Gaz de France	533
2,026	Guangdong Investment Ltd.	1,173
90	Hong Kong & China Gas	213
328	Huaneng Power International, Inc.	199
62	Iberdrola S.A.	365
23	Interconexion Electrica S.A.	143
29	International Power plc	152
16	Kansai Electric Power Co., Inc.	253
9	Korea Electric Power Corp. ●	230
115	National Grid plc	1,146
9	NextEra Energy, Inc.	557
54	NTPC Ltd.	189
118	Osaka Gas Co., Ltd.	473
11	PG&E Corp.	443
25	Power Assets Holdings Ltd.	181
92	Power Grid Corp. of India Ltd.	193
3	Red Electrica Corporacion S.A.	150
40	Scottish & Southern Energy	768
31	Severn Trent plc	735
133	Snam S.p.A.	601
19	Suez Environment S.A.	248
127	Tenaga Nasional Bhd ☼	251
49	Tokyo Gas Co., Ltd.	225
27	Tractebel Energia S.A.	462
16	UGI Corp.	434
19	United Utilities Group plc	177
13	Wisconsin Energy Corp.	452
		16,475
	Total common stocks
	(cost $429,821)	$431,095

PREFERRED STOCKS - 0.2%
	Automobiles & Components - 0.0%
2	Volkswagen AG N.V.	$382

	Banks - 0.1%
34	Banco Itau Holding	692

	Food, Beverage & Tobacco - 0.0%
13	Cia de Bebidas das Ame	469

	Utilities - 0.1%
22	Cia Paranaense de Energie	504

	Total preferred stocks
	(cost $1,974)	$2,047

EXCHANGE TRADED FUNDS - 1.8%
	Other Investment Pools and Funds - 1.8%
222	Financial Select Sector SPDR	$3,124
335	iShares MSCI Canada Index Fund	9,406
97	SPDR Barclays Capital Convertible Securities	3,723

	Total exchange traded funds
	(cost $17,324)	$16,253

CORPORATE BONDS - 3.3%
	Agriculture, Forestry, Fishing and Hunting - 0.1%
	Celulosa Arauco Constitucion
$296	7.25%, 07/29/2019	$351
	MHP S.A.
455	10.25%, 04/29/2015 §	428
		779
	Arts, Entertainment and Recreation - 0.1%
	Grupo Televisa S.A.
557	6.63%, 03/18/2025	664
	MCE Finance Ltd.
420	10.25%, 05/15/2018	463
		1,127
	Computer and Electronic Product Manufacturing - 0.0%
	Hynix Semiconductor, Inc.
435	7.88%, 06/27/2017 ■	455

	Construction - 0.4%
	Country Garden Holdings Co.
542	11.25%, 04/22/2017 ■	508
	Empresas ICA SAB de CV
382	8.90%, 02/04/2021 §	372
	Evergrande Real Estate Group
608	13.00%, 01/27/2015 ■	559
	Hong Kong Land Finance
340	4.50%, 10/07/2025	338
	Hutchison Whampoa Ltd.
482	6.00%, 10/28/2015 ■♠	484
	Odebrecht Finance Ltd.
492	7.50%, 09/14/2015 §♠	493
	Renhe Commercial Holdings
391	13.00%, 03/10/2016 ■	308
	Shimao Property Holding Ltd.
320	9.65%, 08/03/2017	261
		3,323
	Finance and Insurance - 1.1%
	Akbank T.A.S.
787	5.13%, 07/22/2015 §	767
	Banco de Credito del Peru/Panama
791	5.38%, 09/16/2020 §	780
	Bancolombia S.A.
662	6.13%, 07/26/2020	680
	Bangkok Bank PCL/Hong Kong
347	4.80%, 10/18/2020 §	352
	Bank of China Hong Kong
542	5.55%, 02/11/2020 ■	570
	Bank of East Asia
352	6.13%, 07/16/2020	359
	Bank of Moscow
612	6.70%, 03/11/2015 §	623

7

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 3.3% - (continued)
	Finance and Insurance - 1.1% - (continued)
	BBK
$315	4.50%, 10/28/2015 §	$297
	BES Investimento do Brasil S.A.
766	5.63%, 03/25/2015 §	724
	CBQ Finance Ltd.
364	7.50%, 11/18/2019 ■	425
	Fibria Overseas Finance Ltd
632	7.50%, 05/04/2020 §	651
	HSBK Europe B.V.
752	7.25%, 05/03/2017 §	731
	ICICI Bank Ltd.
200	5.75%, 11/16/2020 §	196
	Kuwait Projects Co.
437	8.88%, 10/17/2016 §	482
	Myriad International Holdings B.V.
326	6.38%, 07/28/2017 ■	355
	Noble Group Ltd.
271	6.75%, 01/29/2020 ■	245
	PCCW-HKT Capital Ltd.
300	4.25%, 02/24/2016	305
	Standard Bank plc
255	8.13%, 12/02/2019	268
	Swire Pacific MTN Financing Ltd.
340	5.50%, 08/19/2019	369
	VTB Capital S.A.
569	6.88%, 05/29/2018 §	591
		9,770
	Food Manufacturing - 0.1%
	Grupo Bimbo S.A.B.
733	4.88%, 06/30/2020 §	776
	JBS Finance II Ltd.
225	8.25%, 01/29/2018 ■	219
		995
	Information - 0.2%
	America Movil S.A. de C.V.
715	5.00%, 03/30/2020	805
	Indosat Palapa Co. B.V.
455	7.38%, 07/29/2020 §	509
	MTS International Funding Ltd.
175	8.63%, 06/22/2020 §	198
	NII Capital Corp.
417	10.00%, 08/15/2016	474
		1,986
	Mining - 0.4%
	Adaro Indonesia PT
557	7.63%, 10/22/2019 §	622
	Alrosa Finance S.A.
690	8.88%, 11/17/2014 §	756
	Anglogold Holdings plc
499	5.38%, 04/15/2020	517
	Bumi Investment Pte Ltd.
608	10.75%, 10/06/2017 §	645
	Southern Copper Corp.
292	7.50%, 07/27/2035	332
	Vedanta Resources plc
693	9.50%, 07/18/2018 §	617
		3,489
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Cemex Finance LLC
520	9.50%, 12/14/2016 §	472

	Paper Manufacturing - 0.1%
	Inversiones CMPC S.A.
427	6.13%, 11/05/2019 ■	479

	Petroleum and Coal Products Manufacturing - 0.1%
	Gazprom Bank
539	6.50%, 09/23/2015	558

	Pipeline Transportation - 0.1%
	Korea Gas Corp.
685	4.25%, 11/02/2020 ■	680

	Primary Metal Manufacturing - 0.3%
	China Oriental Group Co.
573	8.00%, 08/18/2015 ■	516
	CSN Islands XII
614	7.00%, 09/23/2015 §♠	600
	Evraz Group S.A.
416	9.50%, 04/24/2018 §	445
	Posco
802	4.25%, 10/28/2020 ■	783
	Severstal
462	6.70%, 10/25/2017 §	455
		2,799
	Truck Transportation - 0.0%
	BFF International Ltd.
175	7.25%, 01/28/2020 §	193

	Utilities - 0.2%
	CLP Power Hong Kong Ltd.
626	4.75%, 03/19/2020 §	668
	Colbun S.A.
239	6.00%, 01/21/2020 ■	258
	Hong Kong Electric Finance Ltd.
755	4.25%, 12/14/2020 §	780
	Taqa Abu Dhabi National Energy Co.
263	5.88%, 10/27/2016 ■	287
		1,993
	Water Transportation - 0.0%
	DP World Ltd.
400	6.85%, 07/02/2037 ■	372

	Wholesale Trade - 0.0%
	Li & Fung Ltd.
318	5.25%, 05/13/2020 §	328

	Total corporate bonds
	(cost $30,206)	$29,798

FOREIGN GOVERNMENT OBLIGATIONS - 4.4%
	Canada - 0.3%
	Canadian Government
CAD 2,175	4.00%, 06/01/2041	$2,827

8

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬				Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 4.4% - (continued)
		Croatia - 0.2%
		Croatia (Republic of)
	$1,660	6.38%, 03/24/2021 §		$1,536

		Germany - 0.4%
		Germany (Federal Republic of)
EUR	2,413	1.75%, 04/15/2020 ж		3,656

		Mexico - 0.8%
		Mexican Udibonos
MXN	20,356	4.00%, 11/15/2040 Δж		1,708
MXN	61,158	4.50%, 11/22/2035 Δж		5,496
				7,204
		New Zealand - 0.7%
		New Zealand (Government of)
NZD	4,725	4.50%, 02/15/2016 ж		6,449

		Norway - 0.7%
		Norwegian Government
NOK	34,225	4.25%, 05/19/2017		6,532

		South Korea - 0.1%
		Korea (Republic of)
KRW	948,418	2.75%, 06/10/2020 ж		963

		Sweden - 0.7%
		Swedish Government
SEK	30,807	3.50%, 12/01/2028 ж		6,901

		Turkey - 0.2%
		Turkey (Republic of)
TRY	1,257	12.00%, 08/14/2013 Δж		804
		Turkey Government Bond
TRY	1,264	4.00%, 04/01/2020 Δж		718
				1,522
		Uruguay - 0.3%
		Uruguay (Republic of)
UYU	48,652	4.25%, 04/05/2027 ж		2,466

		Total foreign government obligations
		(cost $39,604)		$40,056

U.S. GOVERNMENT AGENCIES - 8.5%
		Federal National Mortgage Association - 6.4%
	$16,000	4.50%, 02/15/2040 ☼		$17,098
	15,500	5.00%, 02/15/2040 ☼		16,738
	12,300	5.50%, 02/15/2040 ☼		13,380
	9,500	6.00%, 02/15/2040 ☼		10,441
				57,657
		Government National Mortgage Association - 2.1%
	8,700	4.00%, 02/15/2040 ☼		9,381
	8,500	5.50%, 02/15/2040 ☼		9,488
				18,869
		Total U.S. government agencies
		(cost $76,416)		$76,526

		Total long-term investments
		(cost $595,345)		$595,775

SHORT-TERM INVESTMENTS - 41.4%
Repurchase Agreements - 41.4%
		Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $121,621, collateralized by FHLMC 5.00%, 2030, FNMA 3.01%, 4.05%, 2040 - 2041, GNMA 3.00% - 6.00%, 2027 - 2044, value of $124,053)
	$121,621	0.22%, 1/31/2012		$121,621
		Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $12,142, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $12,384)
	12,142	0.22%, 1/31/2012		12,142
		Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $134,792, collateralized by GNMA 4.00%, 2040 - 2041, value of $137,487)
	134,791	0.24%, 1/31/2012		134,791
		TD Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $77,171, collateralized by FFCB 5.13%, 2016, FHLB 0.05% - 1.76%, 2012 - 2014, FHLMC 0.07% - 1.00%, 2012 - 2014, value of $78,714)
	77,170	0.22%, 1/31/2012		77,170
		UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $904, collateralized by U.S. Treasury Note 1.75%, 2013, value of $925)
	904	0.18%, 1/31/2012		904
		UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $27,782, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $28,337)
	27,781	0.24%, 1/31/2012		27,781
				374,409
		Total short-term investments
		(cost $374,409)		$374,409

		Total investments
		(cost $969,754) ▲	107.3%	$970,184
		Other assets and liabilities	(7.3)%	(66,379)
		Total net assets	100.0%	$903,805

9

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 34.8% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2012, the Fund invested 1.1% of its total assets in the Subsidiary.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $976,060 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,727
Unrealized Depreciation	(29,603)
Net Unrealized Depreciation	$(5,876)

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $7,503, which represents 0.8% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $17,716, which represents 2.0% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

CAD	─	Canadian Dollar
EUR	─	EURO
KRW	─	South Korean Won
MXN	─	Mexican New Peso
NOK	─	Norwegian Krone
NZD	─	New Zealand Dollar
SEK	─	Swedish Krona
TRY	─	Turkish New Lira
UYU	─	Uruguayan Peso

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $79,939 at January 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $3,956 was received from broker as collateral in connection with swap contracts.

10

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	21	Long	03/30/2012	$4,636	$4,631	$5
5 Year U.S. Treasury Note	71	Long	03/30/2012	8,807	8,713	94
10 Year U.S. Treasury Note	138	Long	03/21/2012	18,251	17,913	338
30 Year U.S. Treasury Bond	5	Long	03/21/2012	727	715	12
Australia 10 Year Bond	47	Long	03/15/2012	5,907	5,881	26
Canada 10 Year Bond	25	Long	03/21/2012	3,355	3,301	54
CME Ultra Long Term U.S. Treasury Bond	80	Long	03/21/2012	12,798	12,759	39
Euro-BTP	7	Long	03/08/2012	910	858	52
FTSE 100 Index	44	Long	03/16/2012	3,914	3,897	17
FTSE/MIB Index	25	Long	03/16/2012	2,588	2,600	(12)
German Stock Exchange	150	Long	03/16/2012	31,729	28,723	3,006
IBEX 35 Index	23	Long	02/17/2012	2,557	2,588	(31)
Japan 10 Year Bond	5	Long	03/09/2012	9,354	9,293	61
Live Cattle	66	Long	02/29/2012	3,296	3,294	2
Live Cattle	113	Long	06/29/2012	5,775	5,745	30
Russell 2000 Mini	166	Long	03/16/2012	13,134	12,979	155
S&P 500E-Mini	521	Long	03/16/2012	34,079	32,642	1,437
Stockholm Stock Exchange	338	Long	02/17/2012	5,131	5,074	57
						$5,342

*	The number of contracts does not omit 000's.

Cash of $11,105 was pledged as initial margin deposit and collateral for open futures contracts at January 31, 2012.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Deutsche Bank Securities	Sell	$2,295	$2,304	02/03/2012	$9
Australian Dollar	Westpac International	Buy	3,735	3,612	04/19/2012	123
British Pound	Barclay Investments	Buy	19,145	18,581	04/19/2012	564
British Pound	UBS AG	Sell	8,259	8,257	02/03/2012	(2)
Canadian Dollar	Banc of America Securities	Buy	3,989	3,989	02/03/2012	–
Canadian Dollar	RBC Dominion Securities	Buy	4,818	4,712	04/19/2012	106
Chinese Renminbi	Citibank	Sell	448	440	07/27/2012	(8)
Chinese Renminbi	Deutsche Bank Securities	Buy	3,106	3,000	03/30/2012	106
Chinese Renminbi	Deutsche Bank Securities	Buy	2,270	2,237	07/27/2012	33
Chinese Renminbi	Deutsche Bank Securities	Sell	328	322	03/30/2012	(6)
Chinese Renminbi	JP Morgan Securities	Buy	929	900	03/30/2012	29
Chinese Renminbi	JP Morgan Securities	Sell	3,349	3,355	03/30/2012	6
Chinese Renminbi	JP Morgan Securities	Buy	2,990	2,889	07/27/2012	101
Chinese Renminbi	JP Morgan Securities	Sell	4,397	4,408	07/27/2012	11
Chinese Renminbi	JP Morgan Securities	Buy	17,541	17,438	12/07/2012	103
Chinese Renminbi	JP Morgan Securities	Sell	359	352	03/30/2012	(7)
Chinese Renminbi	JP Morgan Securities	Sell	414	407	07/27/2012	(7)
Chinese Renminbi	JP Morgan Securities	Buy	3,013	3,028	12/07/2012	(15)
Chinese Renminbi	JP Morgan Securities	Sell	20,554	20,166	12/07/2012	(388)
Chinese Renminbi	JP Morgan Securities	Buy	2,956	3,004	09/06/2013	(48)
Chinese Renminbi	JP Morgan Securities	Sell	2,956	2,950	09/06/2013	(6)
Danish Krone	Deutsche Bank Securities	Sell	248	248	02/03/2012	–
Euro	Barclay Investments	Sell	16,718	16,646	03/21/2012	(72)
Euro	Citibank	Buy	14,741	14,266	04/19/2012	475
Euro	Deutsche Bank Securities	Sell	2,186	2,185	02/02/2012	(1)
Euro	Deutsche Bank Securities	Sell	7,844	7,841	02/03/2012	(3)
Euro	Goldman Sachs	Buy	3,402	3,359	03/21/2012	43
Euro	Goldman Sachs	Buy	2,229	2,203	04/19/2012	26
Euro	JP Morgan Securities	Buy	10,079	9,952	03/21/2012	127

11

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar	JP Morgan Securities	Sell	$66	$66	02/01/2012	$–
Hong Kong Dollar	JP Morgan Securities	Sell	74	74	02/02/2012	–
Hong Kong Dollar	JP Morgan Securities	Buy	7,392	7,391	02/02/2012	1
Israeli New Shekel	HSBC Securities	Sell	82	82	02/02/2012	–
Japanese Yen	Barclay Investments	Buy	779	772	04/19/2012	7
Japanese Yen	Deutsche Bank Securities	Buy	44	43	02/01/2012	1
Japanese Yen	Deutsche Bank Securities	Buy	243	243	02/03/2012	–
Japanese Yen	Deutsche Bank Securities	Sell	8,849	8,846	02/03/2012	(3)
Japanese Yen	Goldman Sachs	Sell	2,017	1,976	04/19/2012	(41)
Japanese Yen	JP Morgan Securities	Buy	22	22	02/02/2012	–
Mexican New Peso	Barclay Investments	Sell	970	953	04/19/2012	(17)
Mexican New Peso	Barclay Investments	Sell	1,854	1,854	04/19/2012	–
Mexican New Peso	CS First Boston	Sell	1,854	1,855	04/19/2012	1
Mexican New Peso	Goldman Sachs	Sell	970	953	04/19/2012	(17)
Mexican New Peso	JP Morgan Securities	Buy	1,698	1,705	03/21/2012	(7)
Mexican New Peso	JP Morgan Securities	Sell	1,704	1,711	02/02/2012	7
Mexican New Peso	RBC Dominion Securities	Buy	2,234	2,233	02/03/2012	1
Mexican New Peso	RBC Dominion Securities	Buy	6,861	6,583	04/19/2012	278
Mexican New Peso	RBC Dominion Securities	Sell	4,050	3,886	04/19/2012	(164)
Mexican New Peso	RBS Securities	Sell	4,463	4,383	04/19/2012	(80)
New Zealand Dollar	Banc of America Securities	Sell	1,104	1,082	03/21/2012	(22)
New Zealand Dollar	Barclay Investments	Sell	2,162	2,149	03/21/2012	(13)
New Zealand Dollar	Barclay Investments	Buy	2,170	2,156	02/02/2012	14
New Zealand Dollar	Citibank	Sell	3,217	3,155	03/21/2012	(62)
New Zealand Dollar	Deutsche Bank Securities	Sell	127	127	02/03/2012	–
New Zealand Dollar	JP Morgan Securities	Buy	2,006	1,861	03/21/2012	145
New Zealand Dollar	JP Morgan Securities	Sell	2,006	1,823	03/21/2012	(183)
Norwegian Krone	Banc of America Securities	Sell	223	223	02/03/2012	–
Norwegian Krone	Citibank	Buy	3,296	3,181	04/19/2012	115
Norwegian Krone	Goldman Sachs	Sell	6,733	6,654	03/21/2012	(79)
Singapore Dollar	Banc of America Securities	Sell	272	273	02/03/2012	1
South African Rand	Barclay Investments	Buy	2,534	2,540	02/07/2012	(6)
Swedish Krona	Barclay Investments	Sell	4,352	4,297	03/21/2012	(55)
Swedish Krona	JP Morgan Securities	Buy	2,146	2,077	04/19/2012	69
Swedish Krona	RBS Securities	Sell	1,426	1,424	02/03/2012	(2)
Swiss Franc	Banc of America Securities	Sell	2,699	2,699	02/03/2012	–
Swiss Franc	RBS Securities	Buy	5,339	5,155	04/19/2012	184
Turkish New Lira	Deutsche Bank Securities	Buy	371	371	02/02/2012	–
						$1,372

12

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX Emerging Markets Index	Barclay Investment, Inc.	$3,525	Sell	5.00%	12/20/15	$434	$319	$(115)
CDX Emerging Markets Index	Barclay Investment, Inc.	2,750	Sell	5.00%	06/20/16	252	269	17
CDX Emerging Markets Index	Barclay Investment, Inc.	17,000	Sell	5.00%	06/20/16	2,398	1,663	(735)
CDX Emerging Markets Index	Barclay Investment, Inc.	4,200	Sell	5.00%	12/20/16	312	432	120
CDX Emerging Markets Index	Barclay Investment, Inc.	11,800	Sell	5.00%	12/20/16	1,286	1,215	(71)
CDX Emerging Markets Index	Goldman Sachs	7,130	Buy	(5.00)%	12/20/16	(349)	(734)	(385)
CDX Emerging Markets Index	JP Morgan	6,850	Sell	5.00%	12/20/16	661	705	44
CDX North American High Yield Index	Goldman Sachs	1,813	Sell	5.00%	06/20/16	37	(13)	(50)
CDX North American High Yield Index	JP Morgan	6,762	Sell	5.00%	12/20/16	(490)	(181)	309
CDX North American High Yield Index	Morgan Stanley	8,428	Sell	5.00%	06/20/16	232	(60)	(292)
CMBX Commercial Mortgage Backed Security Index	JP Morgan	1,600	Buy	(1.47)%	12/13/49	442	502	60
CMBX Commercial Mortgage Backed Security Index	Morgan Stanley	5,475	Sell	0.07%	03/15/49	(166)	(338)	(172)
LCDX North American Loan Index	Barclay Investment, Inc.	12,800	Sell	2.50%	12/20/16	(947)	(382)	565
LCDX North American Loan Index	Goldman Sachs	6,237	Sell	2.50%	12/20/15	62	(15)	(77)
						$4,164	$3,382	$(782)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality

as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	2.2
Aa / AA	0.7
A	0.8
Baa / BBB	1.9
Ba / BB	1.5
B	0.5
Unrated	0.1
U.S. Government Agencies and Securities	8.5
Non Debt Securities and Other Short-Term Instruments	91.1
Other Assets & Liabilities	(7.3)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

13

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Country

as of January 31, 2012

Country	Percentage of Net Assets
Australia	1.5%
Austria	0.0
Bahrain	0.0
Belgium	0.1
Brazil	1.4
British Virgin Islands	0.2
Canada	1.6
Chile	0.2
China	1.3
Colombia	0.3
Croatia	0.2
Denmark	0.2
Finland	0.2
France	1.4
Germany	1.7
Hong Kong	2.1
India	0.3
Indonesia	0.2
Ireland	0.3
Israel	0.1
Italy	0.4
Japan	5.1
Jersey	0.4
Kuwait	0.1
Luxembourg	0.4
Malaysia	0.1
Mexico	1.4
Netherlands	0.8
New Zealand	0.7
Norway	0.9
Peru	0.1
Qatar	0.0
Russia	0.3
Singapore	0.4
South Africa	0.3
South Korea	1.6
Spain	0.5
Sweden	1.2
Switzerland	1.8
Taiwan	0.6
Thailand	0.2
Turkey	0.3
United Arab Emirates	0.1
United Kingdom	3.5
Uruguay	0.3
United States	31.1
Short-Term Investments	41.4
Other Assets and Liabilities	(7.3)
Total	100.0%

14

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$9,848	$495	$9,353	$–
Banks	38,976	16,298	22,678	–
Capital Goods	40,992	20,346	20,646	–
Commercial & Professional Services	2,829	1,405	1,424	–
Consumer Durables & Apparel	16,827	11,092	5,735	–
Consumer Services	2,521	426	2,095	–
Diversified Financials	21,208	16,152	5,056	–
Energy	51,597	35,385	16,212	–
Food & Staples Retailing	3,787	729	3,058	–
Food, Beverage & Tobacco	29,675	17,876	11,799	–
Health Care Equipment & Services	1,510	–	1,510	–
Household & Personal Products	2,340	–	2,340	–
Insurance	12,633	3,083	9,550	–
Materials	33,947	13,710	20,237	–
Media	7,322	6,101	1,221	–
Pharmaceuticals, Biotechnology & Life Sciences	33,531	21,749	11,782	–
Real Estate	6,367	225	6,142	–
Retailing	12,341	7,133	5,208	–
Semiconductors & Semiconductor Equipment	9,849	5,298	4,551	–
Software & Services	23,819	21,824	1,995	–
Technology Hardware & Equipment	30,906	24,645	6,261	–
Telecommunication Services	12,373	1,192	11,181	–
Transportation	9,422	5,816	3,606	–
Utilities	16,475	5,304	11,171	–
Total	431,095	236,284	194,811	–
Corporate Bonds	29,798	–	29,798	–
Exchange Traded Funds	16,253	16,253	–	–
Foreign Government Obligations	40,056	–	40,056	–
Preferred Stocks	2,047	1,665	382	–
U.S. Government Agencies	76,526	–	76,526	–
Short-Term Investments	374,409	–	374,409	–
Total	$970,184	$254,202	$715,982	$–
Credit Default Swaps*	1,115	–	1,055	60
Foreign Currency Contracts*	2,686	–	2,686	–
Futures*	5,385	5,385	–	–
Total	$9,186	$5,385	$3,741	$60
Liabilities:
Credit Default Swaps*	1,897	–	1,725	172
Foreign Currency Contracts*	1,314	–	1,314	–
Futures*	43	43	–	–
Total	$3,254	$43	$3,039	$172

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

15

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Common Stocks	$3	$17		$(24)		$—	$182	$(178)	$—	$—	$—
Corporate Bonds	322	(124)		75		—	1	(274)	—	—	—
Total	$325	$(107)		$51		$—	$183	$(452)	$—	$—	$—
Swaps*	$—	$—	†	$60	‡	$—	$—	$—	$—	$—	$60
Total	$—	$—		$60		$—	$—	$—	$—	$—	$60

Liabilities:
Swaps*	$(221)	$—	†	$49	‡	$—	$—	$—	$—	$—	$(172)
Total	$(221)	$—		$49		$—	$—	$—	$—	$—	$(172)

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
†	The realized gain (loss) earned for swaps during the period ended January 31, 2012 rounds to zero.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $109.

16

The Hartford Global Enhanced Dividend Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 140.8%
COMMON STOCKS - 139.7%
	Automobiles & Components - 1.1%
2	Nissan Motor Co., Ltd. ADR ‡	$40
1	Thor Industries, Inc. ‡	18
–	Toyota Motor Corp. ADR ‡	35
		93
	Banks - 11.7%
1	Banco Bradesco S.A. ADR ‡	21
2	Banco Santander S.A. ADR ‡	14
–	Bank of Hawaii Corp. ‡	15
1	Bank of Montreal ‡	54
3	Barclays Bank plc ADR ‡	46
1	BB&T Corp. ‡	36
1	Canadian Imperial Bank of Commerce ‡	42
–	Comerica, Inc. ‡	5
2	FirstMerit Corp. ‡	26
2	FNB Corp. ‡	29
–	Hancock Holding Co. ‡	6
1	Heritage Financial Corp. ‡	10
1	HSBC Holdings plc ADR ‡	41
–	Iberiabank Corp. ‡	6
–	M&T Bank Corp. ‡	21
36	Mitsubishi UFJ Financial Group, Inc. ADR ‡	165
8	Mizuho Financial Group, Inc. ADR ‡	23
2	New York Community Bancorp, Inc. ‡	20
–	Park National Corp. ‡	24
1	Royal Bank of Canada ‡	69
–	Shinhan Financial Group Co., Ltd. ADR ‡	15
–	Southside Bancshares, Inc. ‡	9
–	SunTrust Banks, Inc. ‡	4
1	Toronto-Dominion Bank ADR ‡	103
–	Trustmark Corp. ‡	7
3	US Bancorp ‡	74
1	Wells Fargo & Co. ‡	27
1	Westpac Banking Corp. ADR ‡	103
		1,015
	Capital Goods - 10.9%
1	3M Co. ‡	115
1	ABB Ltd. ADR ‡	25
4	Aircastle Ltd. ‡	50
1	Boeing Co. ‡	45
–	Crane Co. ‡	16
–	Eaton Corp. ‡	23
–	Emerson Electric Co. ‡	22
2	General Electric Co. ‡	34
–	Honeywell International, Inc. ‡	27
1	Hubbell, Inc. Class B ‡	42
–	Huntington Ingalls Industries, Inc. ●‡	2
–	Illinois Tool Works, Inc. ‡	9
4	Koninklijke Philips Electronics N.V. ‡	87
1	Lockheed Martin Corp. ‡	89
1	MSC Industrial Direct Co., Inc. ‡	53
–	National Presto Industries, Inc. ‡	29
–	Northrop Grumman Corp. ‡	22
1	Oshkosh Corp. ●‡	30
1	Raytheon Co. ‡	43
1	Rockwell Automation, Inc. ‡	53
1	Siemens AG ADR ‡	59
–	Stanley Black & Decker, Inc. ‡	25
1	TAL International Group, Inc. ‡	47
		947
	Commercial & Professional Services - 1.9%
1	Avery Dennison Corp. ‡	23
2	Deluxe Corp. ‡	54
2	Pitney Bowes, Inc. ‡	31
2	R.R. Donnelley & Sons Co. ‡	21
1	Waste Management, Inc. ‡	36
		165
	Consumer Durables & Apparel - 2.3%
1	Garmin Ltd. ‡	44
2	Leggett & Platt, Inc. ‡	40
3	Panasonic Corp. ‡	23
–	Polaris Industries, Inc. ‡	30
1	Sony Corp. ADR ‡	16
–	V.F. Corp. ‡	42
		195
	Consumer Services - 3.6%
1	Intercontinental Hotels Group plc ‡	27
2	Learning Tree International, Inc. ●‡	10
3	McDonald's Corp. ‡	274
		311
	Diversified Financials - 6.8%
–	Administradora de Fondos de Pensiones Provida S.A. ‡	23
5	Advance America Cash Advance Centers, Inc. ‡	36
1	American Express Co. ‡	27
6	Ares Capital Corp. ‡	87
2	Bank of America Corp. ‡	17
–	BlackRock, Inc. ‡	47
–	Diamond Hill Investment Group ‡	21
–	Eaton Vance Corp. ‡	12
1	Epoch Holding Corp. ‡	22
–	Gamco Investors, Inc. ‡	20
2	JP Morgan Chase & Co. ‡	66
1	Main Street Capital Corp. ‡	22
1	Nelnet, Inc. ‡	30
2	NYSE Euronext ‡	60
1	Orix Corp. ADR ‡	47
1	Raymond James Financial, Inc. ‡	23
2	SEI Investments Co. ‡	28
		588
	Energy - 17.4%
–	Cenovus Energy, Inc. ‡	13
1	Chevron Corp. ‡	125
–	CNOOC Ltd. ADR ‡	24
1	ConocoPhillips Holding Co. ‡	39
1	Diamond Offshore Drilling, Inc. ‡	73
–	EnCana Corp. ADR ‡	7
3	Enerplus Resources Fund ‡	76
3	Eni S.p.A. ADR ‡	133
1	Exxon Mobil Corp. ‡	121
1	HollyFrontier Corp. ‡	25
–	Knightsbridge Tankers Ltd. ADR ‡	5
2	Pengrowth Energy Corp. ‡	19
–	PetroChina Co., Ltd. ADR ‡	23
2	Repsol-YPF S.A. ADR ‡	58

1

The Hartford Global Enhanced Dividend Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 140.8% - (continued)
COMMON STOCKS - 139.7% - (continued)
	Energy - 17.4% - (continued)
2	Royal Dutch Shell plc ADR ‡	$125
1	Sasol Ltd. ADR ‡	52
2	Ship Finance International Ltd. ‡	24
2	Spectra Energy Corp. ‡	65
4	Statoilhydro ASA ADR ‡	106
1	Teekay Tankers Ltd. ‡	6
6	Total S.A. ADR ‡	303
1	Transcanada Corp. ‡	45
2	WSP Holdings Ltd. ●‡	1
1	YPF Sociedad Anonima ADR ‡	46
		1,514
	Food & Staples Retailing - 0.6%
2	Supervalu, Inc. ‡	17
1	Sysco Corp. ‡	38
		55
	Food, Beverage & Tobacco - 7.8%
3	Altria Group, Inc. ‡	85
1	Coca-Cola Co. ‡	67
1	Companhia de Bebidas das Americas ADR ‡	46
2	Cresud S.A. ‡	22
–	Diageo plc ADR ‡	32
1	H.J. Heinz Co. ‡	36
1	Kraft Foods, Inc. ‡	44
1	Lorillard, Inc. ‡	67
–	PepsiCo, Inc. ‡	18
1	Philip Morris International, Inc. ‡	78
1	Reynolds American, Inc. ‡	42
3	Unilever N.V. NY Shares ADR ‡	115
1	Vector Group Ltd. ‡	25
		677
	Health Care Equipment & Services - 1.2%
–	Atrion Corp. ‡	59
–	Becton, Dickinson & Co. ‡	26
–	Fresenius Medical Care AG ADR ‡	19
		104
	Household & Personal Products - 0.8%
1	Kimberly-Clark Corp. ‡	69

	Insurance - 5.2%
1	Aflac, Inc. ‡	41
2	Allstate Corp. ‡	43
3	Aviva plc ‡	30
6	Axa ADR ‡	90
–	Axis Capital Holdings Ltd. ‡	10
1	Brown & Brown, Inc. ‡	20
1	Chubb Corp. ‡	47
2	Manualife Financial Corp. ‡	20
3	Prudential Financial, Inc. ‡	65
1	StanCorp Financial Group, Inc. ‡	47
1	Sun Life Financial ‡	20
–	Travelers Cos., Inc. ‡	18
		451
	Materials - 9.0%
1	ArcelorMittal ADR ‡	25
1	BHP Billiton Ltd. ADR ‡	101
5	Boise, Inc. ‡	38
1	Dow Chemical Co. ‡	23
2	E.I. DuPont de Nemours & Co. ‡	83
2	Freeport-McMoRan Copper & Gold, Inc. ‡	77
5	Gerdau S.A. ‡	47
2	LyondellBasell Industries Class A ‡	100
1	MeadWestvaco Corp. ‡	26
4	Noranda Aluminium Holding Corp. ‡	43
–	Nucor Corp. ‡	20
2	RPM International, Inc. ‡	59
1	Southern Copper Corp. ‡	26
1	Syngenta AG ADR ‡	40
2	Vale S.A. SP ADR ‡	46
1	Worthington Industries, Inc. ‡	26
		780
	Media - 1.1%
2	Cinemark Holdings, Inc. ‡	45
2	Martha Stewart Living Omnimedia, Inc. ‡	7
1	McGraw-Hill Cos., Inc. ‡	26
2	Regal Entertainment Group ‡	20
		98
	Pharmaceuticals, Biotechnology & Life Sciences - 13.0%
2	Abbott Laboratories ‡	127
3	AstraZeneca plc ADR ‡	125
1	Bristol-Myers Squibb Co. ‡	39
4	Eli Lilly & Co. ‡	173
3	GlaxoSmithKline plc ADR ‡	147
2	Johnson & Johnson ‡	150
5	Merck & Co., Inc. ‡	186
5	PDL Biopharma, Inc. ‡	34
7	Pfizer, Inc. ‡	148
		1,129
	Real Estate - 5.6%
1	American Capital Agency Corp. ‡	21
4	Annaly Capital Management, Inc. ‡	59
4	Anworth Mortgage Asset Corp. ‡	26
1	Brookfield Office Properties, Inc. ‡	12
2	Capstead Mortgage Corp. ‡	23
10	Chimera Investment Corp. ‡	31
1	CommonWealth REIT ‡	25
2	CYS Investments, Inc. ‡	23
2	Duke Realty, Inc. ‡	22
–	Entertainment Properties Trust ‡	11
–	HCP, Inc. ‡	12
–	Health Care, Inc. ‡	20
1	Hospitality Properties Trust ‡	21
2	Medical Properties Trust, Inc. ‡	21
–	National Health Investors, Inc. ‡	22
3	Resource Capital Corp. ‡	16
1	Senior Housing Properties Trust ‡	20
1	UDR, Inc. ‡	31
1	Ventas, Inc. ‡	57
1	Weyerhaeuser Co. ‡	16
		489
	Retailing - 3.5%
1	Buckle (The), Inc. ‡	47
1	DSW, Inc. ‡	45
2	Foot Locker, Inc. ‡	41
–	Genuine Parts Co. ‡	28

2

The Hartford Global Enhanced Dividend Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
LONG POSITIONS - 140.8% - (continued)
COMMON STOCKS - 139.7% - (continued)
	Retailing - 3.5% - (continued)
–	Home Depot, Inc. ‡	$12
–	J.C. Penney Co., Inc. ‡	12
2	Limited Brands, Inc. ‡	98
2	Nutri/System, Inc. ‡	23
		306
	Semiconductors & Semiconductor Equipment - 4.0%
1	Analog Devices, Inc. ‡	25
2	Intel Corp. ‡	63
2	Intersil Corp. ‡	27
1	Linear Technology Corp. ‡	18
1	Maxim Integrated Products, Inc. ‡	29
1	Microchip Technology, Inc. ‡	47
10	Taiwan Semiconductor Manufacturing Co.,
	Ltd. ADR ‡	136
		345
	Software & Services - 4.9%
–	AOL, Inc. ●‡	3
–	Automatic Data Processing, Inc. ‡	22
4	Earthlink, Inc. ‡	31
1	Infosys Ltd. ‡	58
13	iPass, Inc. ●‡	20
1	North American Equity ‡	8
1	Opnet Technologies, Inc. ‡	24
3	Paychex, Inc. ‡	94
1	S.p.A. ADR ‡	74
2	VeriSign, Inc. ‡	91
		425
	Technology Hardware & Equipment - 5.4%
1	Anixter International, Inc. ●‡	47
5	Canon, Inc. ADR ‡	193
1	Fujifilm Holdings Corp. ‡	15
–	Hitachi Ltd. ‡	25
2	Jabil Circuit, Inc. ‡	54
1	Molex, Inc. ‡	30
4	Nokia Corp. ADR ‡	22
1	PC Connection, Inc. ‡	9
4	Seagate Technology ‡	75
		470
	Telecommunication Services - 11.0%
2	Alaska Communication Systems Holdings,
	Inc. ‡	5
3	AT&T, Inc. ‡	97
1	China Mobile Ltd. ADR ‡	40
1	Chorus Ltd. ADR ●‡	14
1	Consolidated Communications Holdings, Inc. ‡	21
2	Deutsche Telekom AG ADR ‡	21
1	France Telecom S.A. ADR ‡	19
7	Frontier Communications Corp. ‡	31
1	Hutchison Telecommunications ADR ‡	9
1	Lumos Networks Corp. ‡	17
1	Nippon Telegraph & Telephone Corp. ADR ‡	21
1	NTELOS Holdings Corp. ‡	25
2	NTT Docomo, Inc. ‡	42
7	Partner Communications Co., Ltd. ADR ‡	53
1	Philippine Long Distance Telephone Co.
	ADR ‡	32
1	SK Telecom Co., Ltd. ADR ‡	18
2	Tele Norte Leste Participacoes S.A. ADR ‡	22
5	Telecom Corp. of New Zealand Ltd. ADR ‡	47
3	Telecom Italia S.p.A. ADR ‡	28
1	Telefonos de Mexico S.A. ADR Class L †‡	16
1	USA Mobility, Inc. ‡	16
4	Verizon Communications, Inc. ‡	133
8	Vodafone Group plc ADR ‡	208
2	Windstream Corp. ‡	20
		955
	Transportation - 1.4%
1	Genco Shipping & Trading Ltd. ●‡	9
1	Grupo Aeroportuario del Pacifico SAB de CV
	ADR ‡	42
1	Grupo Aeroportuario del Sureste S.A.B. de
	C.V. ‡	49
1	Werner Enterprises, Inc. ‡	22
		122
	Utilities - 9.5%
–	AGL Resources, Inc. ‡	20
1	Alliant Energy Corp. ‡	47
2	Ameren Corp. ‡	78
1	American Electric Power Co., Inc. ‡	41
2	Companhia Energetica de Minas Gerais ADR ‡	44
1	DTE Energy Co. ‡	52
1	Exelon Corp. ‡	38
1	FirstEnergy Corp. ‡	41
2	National Grid plc ‡	87
1	Oneok, Inc. ‡	45
3	Pepco Holdings, Inc. ‡	57
2	Pinnacle West Capital Corp. ‡	98
1	PPL Corp. ‡	40
1	SCANA Corp. ‡	40
1	Southern Co. ‡	42
2	TECO Energy, Inc. ‡	30
1	Vectren Corp. ‡	28
		828
	Total common stocks
	(cost $10,973)	$12,131

	Total long-term investments
	(cost $10,973)	$12,131

SHORT-TERM INVESTMENTS - 1.1%
	Investment Pools and Funds - 1.1%
	State Street Bank U.S. Government Money
94	Market Fund		$94

	Total short-term investments (cost $94)		$94

	Total long positions
	(cost $11,067) ▲	140.8%	$12,225
	Securities sold short
	(proceeds $2,867)▲	(41.1)%	(3,568)

	Other assets and liabilities	0.3%	26
	Total net assets	100.0%	$8,683

3

The Hartford Global Enhanced Dividend Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SECURITIES SOLD SHORT – 41.1%
COMMON STOCK – 41.1%
	Automobiles & Components - 0.7%
1	Dana Holding Corp.●	$20
1	Tenneco Automotive, Inc.●	38
		58
	Banks - 0.9%
1	CIT Group, Inc.●	25
1	Signature Bank●	31
1	Texas Capital Bankshares, Inc.●	22
		78
	Capital Goods - 4.8%
–	AAR Corp.	10
1	Actuant Corp. Class A	17
1	Aecom Technology Corp.●	18
1	Babcock & Wilcox Co.●	21
1	BE Aerospace, Inc.●	23
–	Ceradyne, Inc.●	13
1	EMCOR Group, Inc.	24
2	Empresas ICA S.A.B. de C.V.●	16
–	Enpro Industries, Inc.●	12
–	ESCO Technologies, Inc.	10
1	Flow International Corp.●	4
1	Gardner Denver Machinery, Inc.	40
1	General Cable Corp.●	20
1	Hexcel Corp.●	17
–	II-VI, Inc.●	10
–	Moog, Inc. Class A●	9
–	RBS Bearings, Inc.●	15
–	Rush Enterprises, Inc.●	10
–	Seaboard Corp.	25
1	Spirit Aerosystems Holdings, Inc.●	23
1	Tecumseh Products Co. Class A●	3
1	Textron, Inc.	18
–	Titan Machinery, Inc.●	12
–	TransDigm Group, Inc.●	23
1	Trimas Corp.●	25
		418
	Commercial & Professional Services - 1.2%
–	Consolidated Graphics, Inc.●	17
–	Mobile Mini, Inc.●	8
1	Navigant Consulting, Inc.●	9
–	Stericycle, Inc.●	19
–	Sykes Enterprises, Inc.●	7
–	Verisk Analytics, Inc.●	10
1	Waste Connections, Inc.	30
		100
	Consumer Durables & Apparel - 1.5%
–	Desarrolladora Homex SAB de CV●	7
1	Hanesbrands, Inc.●	26
1	La-Z-Boy, Inc.●	10
1	Mohawk Industries, Inc.●	34
2	Toll Brothers, Inc.●	49
–	Universal Electronics, Inc.●	8
		134
	Consumer Services - 1.2%
–	CEC Entertainment, Inc.	16
1	Grand Canyon Education, Inc.●	11
1	Jack in the Box, Inc.●	23
2	Lakes Entertainment, Inc.●	4
–	Peet's Coffee & Tea, Inc.●	12
1	Scientific Games Corp. Class A●	16
1	Sonic Corp.●	5
1	Texas Roadhouse, Inc.	15
		102
	Energy - 2.7%
–	Bill Barrett Corp.●	8
–	Bristow Group, Inc.	9
–	Carrizo Oil & Gas, Inc.●	8
1	Cobalt International Energy●	25
–	Continental Resources, Inc.●	15
1	Denbury Resources, Inc.●	24
1	Forest Oil Corp.●	7
4	Hercules Offshore, Inc.●	18
1	Key Energy Services, Inc.●	14
4	Parker Drilling Co.●	27
–	Plains Exploration & Production Co.●	18
3	Sandridge Energy, Inc.●	27
1	Southwestern Energy Co.●	17
1	TETRA Technologies, Inc.●	10
–	Ultra Petroleum Corp.●	11
		238
	Food & Staples Retailing - 0.7%
1	United Natural Foods, Inc.●	61

	Food, Beverage & Tobacco - 1.8%
–	Dean Foods Co.●	4
2	Dole Food Co., Inc.●	19
1	Green Mountain Coffee Roasters, Inc.●	69
1	Hain Celestial Group, Inc.●	44
1	Smithfield Foods, Inc.●	21
		157
	Health Care Equipment & Services - 0.7%
1	Alere, Inc.●	22
1	Boston Scientific Corp.●	6
–	Hologic, Inc.●	9
–	Masimo Corp.●	2
–	NuVasive, Inc.●	3
4	Tenet Healthcare Corp.●	20
		62
	Household & Personal Products - 0.2%
–	Energizer Holdings, Inc.●	8
2	Harbinger Group, Inc.●	9
		17
	Insurance - 0.2%
3	CNO Financial Group, Inc.●	17

	Materials - 2.0%
–	Agnico Eagle Mines Ltd.	8
1	Calgon Carbon Corp.●	21
–	Deltic Timber Corp.	16
1	Intrepid Potash, Inc.●	29
1	Owens-Illinois, Inc.●	16
2	Sterlite Industries Ltd.	20
11	Taseko Mines Ltd.●	41
1	United States Steel Corp.	24
		175

4

The Hartford Global Enhanced Dividend Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SECURITIES SOLD SHORT – 41.1% - (continued)
COMMON STOCK – 41.1% - (continued)
	Media - 1.1%
2	CTC Media, Inc.	$20
–	Digital Generation, Inc.●	4
1	DirecTV Class A●	23
1	DISH Network Corp.	22
–	Liberty Media Corp. - Liberty Capital●	4
1	Reed Elsevier N.V.	22
		95
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
–	Agilent Technologies, Inc.●	13
3	Astex Pharmaceuticals, Inc.●	9
1	Auxilium Pharmaceuticals, Inc.●	11
5	DURECT Corp.●	4
5	Elan Corp. plc ADR●	66
1	Questcor Pharmaceuticals●	24
1	Salix Pharmaceuticals Ltd.●	41
–	Thermo Fisher Scientific, Inc.●	19
1	Xenoport, Inc.●	4
		191
	Real Estate - 1.5%
1	American Tower Corp. REIT	43
1	Douglas Emmett, Inc.	30
2	Host Hotels & Resorts, Inc.	34
4	Strategic Hotels & Resorts, Inc.●	25
		132
	Retailing - 2.1%
1	Ann, Inc.●	21
2	Chico's FAS, Inc.	26
1	Coldwater Creek, Inc.●	1
1	Collective Brands, Inc.●	9
1	Liberty Media - Interactive A●	18
1	LKQ Corp.●	20
–	O'Reilly Automotive, Inc.●	28
1	Rent-A-Center, Inc.	24
2	Sally Beauty Co., Inc.●	32
		179
	Semiconductors & Semiconductor Equipment - 2.0%
1	Applied Micro Circuits Corp.●	8
1	Arm Holdings plc	42
–	Cavium, Inc.●	13
2	Lattice Semiconductor Corp.●	11
3	LSI Corp.●	26
2	MEMC Electronic Materials, Inc.●	11
1	Microsemi Corp.●	18
–	Netlogic Microsystems, Inc.●	8
1	PMC - Sierra, Inc.●	9
1	Rambus, Inc.●	6
3	RF Micro Devices, Inc.●	14
3	Semiconductor Manufacturing International Corp. ADR●	8
		174
	Software & Services - 3.1%
1	Ariba, Inc.●	24
–	Cognizant Technology Solutions Corp.●	24
1	CoreLogic, Inc.●	16
–	EPIQ Systems, Inc.	5
1	Euronet Worldwide, Inc.●	17
–	Informatica Corp.●	16
1	Parametric Technology Corp.●	14
–	QLIK Technologies, Inc.●	11
1	Red Hat, Inc.●	31
1	Sapient Corp.	18
1	SS&C Technologies Holdings, Inc.●	11
1	Synopsys, Inc.●	20
1	TeleTech Holdings, Inc.●	16
–	Tyler Corp.●	16
1	Valueclick, Inc.●	16
–	VeriFone Systems, Inc.●	15
		270
	Technology Hardware & Equipment - 3.1%
14	Alcatel - Lucent ADR●	24
1	Aruba Networks, Inc.●	17
1	Avid Technology, Inc.●	5
1	Ciena Corp.●	9
1	Ingram Micro, Inc.●	14
1	Intermec, Inc.●	11
–	Itron, Inc.●	7
1	Juniper Networks, Inc.●	14
–	Maxwell Technologies, Inc.●	10
–	Plexus Corp.●	13
2	Polycom, Inc.●	36
–	Research In Motion Ltd.●	4
2	Sanmina-Sci Corp.●	23
–	Scansource, Inc.●	11
–	SYNNEX Corp.●	15
3	Tellabs, Inc.	10
1	Trimble Navigation Ltd.●	36
–	ViaSat, Inc.●	14
		273
	Telecommunication Services - 3.7%
3	Cbeyond, Inc.●	22
1	Crown Castle International Corp.●	56
4	Leap Wireless International, Inc. w/ Rights●	32
13	Mahanagar Telephone Nigam Ltd.●	15
1	Neutral Tandem, Inc.●	9
1	NII Holdings, Inc. Class B●	21
1	Premiere Global Services, Inc.●	9
1	SBA Communications Corp.●	60
9	Sprint Nextel Corp.●	18
1	TW Telecom, Inc.●	27
1	US Cellular Corp.●	40
1	Windstream Corp.	12
		321
	Transportation - 0.5%
1	Atlas Air Worldwide Holdings, Inc.●	30
1	JetBlue Airways Corp.●	9
		39
	Utilities - 3.2%
2	Calpine Corp.●	30
2	Dynegy Holdings, Inc.●	3
1	El Paso Electric Co.	44
–	FirstEnergy Corp.	15
6	GenOn Energy, Inc.●	14

5

The Hartford Global Enhanced Dividend Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SECURITIES SOLD SHORT – 41.1% - (continued)
COMMON STOCK – 41.1% - (continued)
	Utilities - 3.2% - (continued)
1	MDU Resources Group, Inc.		$28
–	National Fuel Gas Co.		13
–	Northwest Natural Gas Co.		21
1	NRG Energy, Inc.●		17
1	Ormat Technologies, Inc.		10
1	PG&E Corp.		23
–	South Jersey Industries, Inc.		18
–	Southwest Gas Corp.		18
1	Wisconsin Energy Corp.		23
			277
	Total common stock
	(proceeds $2,867)		$3,568
	Total securities sold short
	(proceeds $2,867)	41.1%	$3,568

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term long position investments in foreign securities represents 52.4% of total net assets at January 31, 2012. Market value of long-term short position investments in foreign securities represents 3.2% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a third party pricing service methodology approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities (net proceeds received from securities sold short) for federal income tax purposes was $8,257 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,434
Unrealized Depreciation	(2,034)
Net Unrealized Appreciation	$400

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $16, which represents 0.2% of total net assets.

●	Non-income producing.

‡	This security, or a portion of this security, is held in a segregated account to cover the Fund's short position.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Global Enhanced Dividend Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Diversification by Country - Long Positions
as of January 31, 2012
Country	Percentage of Net Assets
Argentina	0.8%
Australia	2.3
Brazil	2.6
Canada	5.5
Chile	0.3
China	0.3
Finland	0.3
France	4.7
Germany	2.0
Hong Kong	0.8
India	0.7
Israel	0.6
Italy	1.9
Japan	7.4
Luxembourg	0.3
Mexico	1.2
Netherlands	3.5
New Zealand	0.7
Norway	1.3
Philippines	0.4
South Africa	0.6
South Korea	0.4
Spain	0.8
Switzerland	0.7
Taiwan	1.6
United Kingdom	10.7
United States	87.3
Short-Term Investments	1.1
Total Long Positions	140.8
Short Positions	(41.1)
Other Assets and Liabilities	0.3
Total	100.0%

Diversification by Country - Securities Sold Short
as of January 31, 2012
Country	Percentage of Net Assets
Canada	0.6%
China	0.1
France	0.3
India	0.4
Ireland	0.8
Mexico	0.3
Netherlands	0.2
United Kingdom	0.5
United States	37.9
Total	41.1%

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$12,131	$12,101	$30	$–
Short-Term Investments	94	94	–	–
Total	$12,225	$12,195	$30	$–
Liabilities:
Securities Sold Short - Common Stock ‡	$3,568	$3,568	$–	$–
Total	$3,568	$3,568	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

7

The Hartford Global Growth Fund

Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2%
	Automobiles & Components - 2.1%
79	Johnson Controls, Inc.	$2,523
266	Nissan Motor Co., Ltd.	2,516
		5,039
	Banks - 2.7%
139	Itau Unibanco Banco Multiplo S.A. ADR	2,778
158	Standard Chartered plc	3,824
		6,602
	Capital Goods - 9.7%
36	Boeing Co.	2,646
54	Honeywell International, Inc.	3,161
19	Nidec Corp.	1,820
116	Safran S.A.	3,631
242	Sandvik Ab	3,590
54	Schneider Electric S.A.	3,369
26	Siemens AG	2,498
17	SMC Corp.	2,890
		23,605
	Consumer Durables & Apparel - 3.1%
48	Lululemon Athletica, Inc. ●	3,022
558	Prada S.p.A. ●	2,664
210	Sharp Corp.	1,811
		7,497
	Consumer Services - 3.9%
225	MGM Resorts International ●	2,942
1,273	Sands China Ltd. ●§	4,290
47	Starbucks Corp.	2,271
		9,503
	Diversified Financials - 7.0%
56	American Express Co.	2,827
19	BlackRock, Inc.	3,397
6	CME Group, Inc.	1,461
24	Goldman Sachs Group, Inc.	2,709
144	Hong Kong Exchanges & Clearing Ltd.	2,494
111	JP Morgan Chase & Co.	4,124
		17,012
	Energy - 10.2%
42	Anadarko Petroleum Corp.	3,353
117	BG Group plc	2,630
128	Chesapeake Energy Corp.	2,708
73	ENSCO International plc	3,868
27	EOG Resources, Inc.	2,895
48	National Oilwell Varco, Inc.	3,564
84	Petroleo Brasileiro S.A. ADR	2,573
42	Schlumberger Ltd.	3,174
		24,765
	Food, Beverage & Tobacco - 2.5%
51	Green Mountain Coffee Roasters, Inc. ●	2,742
53	Groupe Danone	3,265
		6,007
	Health Care Equipment & Services - 2.6%
75	Aetna, Inc.	3,260
37	Edwards Lifesciences Corp. ●	3,034
		6,294
	Insurance - 0.9%
266	Ping An Insurance (Group) Co.	2,101

	Materials - 6.6%
101	Anglo American plc	4,178
73	Barrick Gold Corp.	3,615
448	Glencore International plc	2,915
42	Mosaic Co.	2,357
9	Syngenta AG	2,804
		15,869
	Media - 3.7%
192	News Corp. Class A	3,617
1,384	Sirius XM Radio, Inc. w/ Rights ●	2,893
212	WPP plc	2,501
		9,011
	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
49	Celgene Corp. ●	3,527
47	Regeneron Pharmaceuticals, Inc. ●	4,231
15	Roche Holding AG	2,522
68	Vertex Pharmaceuticals, Inc. ●	2,505
		12,785
	Retailing - 4.2%
19	Amazon.com, Inc. ●	3,646
101	Lowe's Co., Inc.	2,717
7	Priceline.com, Inc. ●	3,743
		10,106
	Semiconductors & Semiconductor Equipment - 5.4%
83	Altera Corp.	3,290
58	ASML Holding N.V.	2,502
148	NVIDIA Corp. ●	2,187
3	Samsung Electronics Co., Ltd.	3,126
86	Skyworks Solutions, Inc. ●	1,861
		12,966
	Software & Services - 11.0%
199	Activision Blizzard, Inc.	2,461
29	Baidu, Inc. ADR ●	3,732
40	Citrix Systems, Inc. ●	2,582
139	eBay, Inc. ●	4,399
6	Google, Inc. ●	3,593
234	Oracle Corp.	6,604
27	Salesforce.com, Inc. ●	3,187
		26,558
	Technology Hardware & Equipment - 10.8%
24	Apple, Inc. ●	11,004
227	EMC Corp. ●	5,846
501	Hitachi Ltd.	2,787
162	Juniper Networks, Inc. ●	3,385
54	Qualcomm, Inc.	3,160
		26,182
	Telecommunication Services - 1.0%
1,098	Sprint Nextel Corp. ●	2,327

	Transportation - 3.5%
279	Delta Air Lines, Inc. ●	2,944
35	FedEx Corp.	3,198

1

The Hartford Global Growth Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Transportation - 3.5% - (continued)
19	Kuehne & Nagel International AG		$2,448
			8,590
	Total common stocks
	(cost $200,383)		$232,819

	Total long-term investments
	(cost $200,383)		$232,819

SHORT-TERM INVESTMENTS - 3.8%
Repurchase Agreements - 3.8%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $2,990,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$3,049)
$2,990	0.22%, 1/31/2012		$2,990
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $298, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of c$304)
298	0.22%, 1/31/2012		298
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $3,313, collateralized by GNMA 4.00%, 2040 - 2041, value of $3,379)
3,313	0.24%, 1/31/2012		3,313
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $1,897, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $1,935)
1,897	0.22%, 1/31/2012		1,897
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $22, collateralized by U.S. Treasury Note 1.75%, 2013, value of $23)
22	0.18%, 1/31/2012		22
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $683, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $697)
683	0.24%, 1/31/2012		683
			9,203
	Total short-term investments
	(cost $9,203)		$9,203

	Total investments
	(cost $209,586) ▲	100.0%	$242,022
	Other assets and liabilities	–%	(105)
	Total net assets	100.0%	$241,917

2

The Hartford Global Growth Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 36.6% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $210,643 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$41,677
Unrealized Depreciation	(10,298)
Net Unrealized Appreciation	$31,379

●	Non-income producing.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $4,290, which represents 1.8% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Singapore Dollar	Banc of America Securities	Sell	$484	$483	02/02/2012	$(1)
Singapore Dollar	State Street Global Markets LLC	Sell	346	347	02/01/2012	1
Swiss Franc	Banc of America Securities	Buy	152	152	02/02/2012	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Global Growth Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Country
as of January 31, 2012

Country	Percentage of Net Assets
Brazil	2.1%
Canada	2.8
China	2.5
France	4.3
Germany	1.0
Hong Kong	2.8
Ireland	1.0
Italy	1.1
Japan	4.8
Jersey	1.2
Netherlands	1.0
South Korea	1.3
Sweden	1.5
Switzerland	3.2
United Kingdom	6.0
United States	59.6
Short-Term Investments	3.8
Other Assets and Liabilities	0.0
Total	100.0%

4

The Hartford Global Growth Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$5,039	$2,523	$2,516	$–
Banks	6,602	2,778	3,824	–
Capital Goods	23,605	5,807	17,798	–
Consumer Durables & Apparel	7,497	3,022	4,475	–
Consumer Services	9,503	5,213	4,290	–
Diversified Financials	17,012	14,518	2,494	–
Energy	24,765	22,135	2,630	–
Food, Beverage & Tobacco	6,007	2,742	3,265	–
Health Care Equipment & Services	6,294	6,294	–	–
Insurance	2,101	–	2,101	–
Materials	15,869	5,972	9,897	–
Media	9,011	6,510	2,501	–
Pharmaceuticals, Biotechnology & Life Sciences	12,785	10,263	2,522	–
Retailing	10,106	10,106	–	–
Semiconductors & Semiconductor Equipment	12,966	7,338	5,628	–
Software & Services	26,558	26,558	–	–
Technology Hardware & Equipment	26,182	23,395	2,787	–
Telecommunication Services	2,327	2,327	–	–
Transportation	8,590	6,142	2,448	–
Total	232,819	163,643	69,176	–
Short-Term Investments	9,203	–	9,203	–
Total	$242,022	$163,643	$78,379	$–
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
COMMON STOCKS - 48.4%
		Aluminum - 1.0%
	3,135	Alumina Ltd.	$4,262

		Coal & Consumable Fuels - 1.9%
	131	Alpha Natural Resources, Inc. ●	2,642
	82	Consol Energy, Inc.	2,944
	74	Peabody Energy Corp.	2,533
			8,119
		Construction Materials - 0.7%
	148	CRH plc	2,952

		Diversified Metals & Mining - 7.9%
	82	BHP Billiton plc	2,769
	364	First Quantum Minerals Ltd.	7,962
	101	Freeport-McMoRan Copper & Gold, Inc.	4,686
	542	Glencore International plc	3,524
	3,841	Mongolian Mining Corp. ●	3,086
	95	Teck Cominco Ltd. Class B	4,003
	300	Vedanta Resources plc	5,670
	29	Walter Energy, Inc.	2,033
			33,733
		Fertilizers & Agricultural Chemicals - 0.6%
	43	Mosaic Co.	2,423

		Forest Products - 0.0%
	303	Sino Forest Corp. Class A ⌂●†	104

		Gold - 4.0%
	51	AngloGold Ltd. ADR	2,329
	62	Barrick Gold Corp.	3,073
	106	Compania De Minas Buenaventur ADR	4,543
	83	Goldcorp, Inc.	4,025
	255	Kinross Gold Corp.	2,881
			16,851
		Industrial Conglomerates - 0.7%
	528	Beijing Enterprises Holdings Ltd.	3,060

		Integrated Oil & Gas - 12.0%
	445	BG Group plc	10,036
	112	BP plc ADR	5,135
	28	Chevron Corp.	2,911
	153	Imperial Oil Ltd.	7,265
	26	Occidental Petroleum Corp.	2,624
	230	Petroleo Brasileiro S.A. ADR	7,017
	93	Sasol Ltd. ADR	4,780
	210	Statoilhydro ASA ADR	5,302
	170	Suncor Energy, Inc.	5,870
			50,940
		Oil & Gas Drilling - 0.6%
	69	Noble Corp.	2,404

		Oil & Gas Equipment & Services - 4.8%
	80	Baker Hughes, Inc.	3,906
	55	Cameron International Corp. ●	2,921
	30	Dril-Quip, Inc. w/ Rights ●	1,979
	55	National Oilwell Varco, Inc.	4,061
	70	Schlumberger Ltd.	5,224
	41	Tidewater, Inc.	2,181
			20,272
		Oil & Gas Exploration & Production - 7.8%
	104	Canadian Natural Resources Ltd.	4,131
	196	Chesapeake Energy Corp.	4,148
	136	EnCana Corp.	2,605
	58	EOG Resources, Inc.	6,143
	483	Oil Search Ltd.	3,382
	41	Pioneer Natural Resources Co.	4,111
	92	Southwestern Energy Co. ●	2,873
	103	Ultra Petroleum Corp. ●	2,463
	64	Whiting Petroleum Corp. ●	3,191
			33,047
		Oil & Gas Refining & Marketing - 2.6%
	96	Marathon Petroleum Corp.	3,677
	120	Reliance Industries Ltd. GDR ■	3,951
	138	Tesoro Corp. ●	3,464
			11,092
		Precious Metals & Minerals - 0.6%
	36	Anglo American Platinum, Ltd.	2,525

		Specialty Chemicals - 0.8%
	79	LyondellBasell Industries Class A	3,388

		Steel - 2.4%
	208	ArcelorMittal ADR	4,268
	498	Fortescue Metals Group Ltd.	2,664
	138	Vale S.A.	3,341
			10,273
		Total common stocks
		(cost $222,217)	$205,445

WARRANTS - 0.4%
		Diversified Metals & Mining - 0.4%
	470	NMDC Ltd. ⌂	$1,696

		Total warrants
		(cost $2,835)	$1,696

EXCHANGE TRADED FUNDS - 5.4%
		Other Investment Pools and Funds - 5.4%
	126	Energy Select Sector SPDR	$8,910
	137	Market Vectors Agribusiness	7,049
	131	SPDR Metals & Mining	7,101

		Total exchange traded funds
		(cost $22,444)	$23,060

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
		Israel - 0.5%
		Israel (Government of)
ILS	2,517	0.50%, 06/30/2013 ж	$674
ILS	1,280	3.50%, 04/30/2018 ж	387
ILS	2,402	4.00%, 07/30/2021 ж	759
			1,820

1

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬				Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 2.0% - (continued)
		Mexico - 0.5%
		Mexican Udibonos
MXN	8,457	3.50%, 12/14/2017 Δж		$719
MXN	18,331	4.50%, 12/18/2014 - 11/22/2035 Δж		1,601
				2,320
		Poland - 0.2%
		Poland Government Bond
PLN	2,236	2.75%, 08/25/2023 ж		678

		South Africa - 0.3%
		South Africa (Republic of)
ZAR	5,780	5.50%, 12/07/2023 ж		994
ZAR	1,996	6.25%, 03/31/2013 ж		274
				1,268
		South Korea - 0.1%
		Korea (Republic of)
KRW	625,787	2.75%, 06/10/2020 ж		635

		Turkey - 0.4%
		Turkey Government Bond
TRY	738	3.00%, 01/06/2021 Δж		386
TRY	2,342	4.00%, 04/29/2015 Δж		1,339
				1,725
		Total foreign government obligations
		(cost $8,149)		$8,446

U.S. GOVERNMENT SECURITIES - 29.6%
		U.S. Treasury Securities - 29.6%
		U.S. Treasury Notes - 29.6%
	$7,375	0.13%, 04/15/2016 - 01/15/2022 ◄		$7,931
	7,265	0.50%, 04/15/2015 ◄		8,051
	10,300	0.63%, 04/15/2013 - 07/15/2021 ◄		11,354
	5,615	1.13%, 01/15/2021 ◄		6,641
	16,075	1.25%, 04/15/2014 - 07/15/2020 ◄		18,591
	5,325	1.38%, 01/15/2020 ◄		6,481
	10,075	1.63%, 01/15/2015 - 01/15/2018 ◄		12,835
	12,550	1.88%, 07/15/2013 - 07/15/2019 ◄		16,148
	12,000	2.00%, 01/15/2014 - 01/15/2016 ◄		15,623
	7,100	2.13%, 01/15/2019 ◄		9,062
	6,450	2.38%, 01/15/2017 ◄╦		8,546
	3,175	2.63%, 07/15/2017 ◄		4,205
				125,468
		Total U.S. government securities
		(cost $121,925)		$125,468

		Total long-term investments
		(cost $377,570)		$364,115

SHORT-TERM INVESTMENTS - 12.4%
		Repurchase Agreements - 12.4%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $17,044,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041,
GNMA 3.00% - 6.00%, 2027 - 2044, value
		of $17,385)
	$17,044	0.22%, 1/31/2012╦		$17,044
		Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,701, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $1,736)
	1,701	0.22%, 1/31/2012		1,701
		Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $18,890, collateralized by GNMA 4.00%, 2040 - 2041, value of $19,268)
	18,890	0.24%, 1/31/2012		18,890
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $10,815, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 -
		2014, value of $11,031)
	10,815	0.22%, 1/31/2012		10,815
		UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $127, collateralized by U.S. Treasury Note 1.75%, 2013, value of $130)
	127	0.18%, 1/31/2012		127
		UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $3,893, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $3,971)
	3,893	0.24%, 1/31/2012		3,893
	52470			52,470
		Total short-term investments
		(cost $52,470)		$52,470

		Total investments
		(cost $430,040) ▲	98.2%	$416,585
		Other assets and liabilities	1.8%	7,816
		Total net assets	100.0%	$424,401

2

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 33.0% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2012, the Fund invested 10.4% of its total assets in the Subsidiary.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $436,535 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,574
Unrealized Depreciation	(33,524)
Net Unrealized Depreciation	$(19,950)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $104, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

ж	Inflation-indexed bonds are securities in which principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $3,951, which represents 0.9% of total net assets.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

ILS	─	Israeli New Shekel
KRW	─	South Korean Won
MXN	─	Mexican New Peso
PLN	─	Polish New Zloty
TRY	─	Turkish New Lira
ZAR	─	South African Rand

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $3,135, held on the behalf of the Fund at the custody bank, was received from broker as collateral in connection with swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2010 - 05/2011	470	NMDC Ltd. Warrants	2,835
06/2011 - 08/2011	303	Sino Forest Corp. Class A	1,570

At January 31, 2012, the aggregate value of these securities was $1,800, which represents 0.4% of total net assets.

3

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2012
Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Corn Commodity	63	Long	03/14/2012	$2,013	$2,054	$(41)
Live Cattle Commodity	11	Long	06/29/2012	562	560	2
Live Cattle Commodity	9	Long	02/29/2012	450	449	1
Soybean Commodity	36	Long	03/14/2012	2,158	2,053	105
						$67

*      The number of contracts does not omit 000's.

Cash of $1,275 was pledged as initial margin deposit and collateral for open futures contracts at January 31, 2012.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	State Street Global Markets LLC	Sell	$86	$86	02/01/2012	$–
Chilean Peso	Banc of America Securities	Buy	451	431	02/29/2012	20
						$20

Interest Rate Swap Contracts Outstanding at January 31, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Bank of America	Chilean Peso UF	1.66% Fixed	$454	12/02/13	$–	$3	$3

Total Return Swap Contracts Outstanding at January 31, 2012

Reference Entity	Counterparty	Notional Amount	Payments received (paid) by Fund	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P GSCI Agriculture	Morgan Stanley	$599	(0.22)% Fixed	02/29/12	$–
S&P GSCI Agriculture	Morgan Stanley	4,428	(0.22)% Fixed	03/30/12	–
S&P GSCI Agriculture	Morgan Stanley	1,510	(0.22)% Fixed	07/31/12	–
S&P GSCI Energy	Morgan Stanley	1,230	(0.15)% Fixed	02/29/12	17
S&P GSCI Energy	Morgan Stanley	5,522	(0.15)% Fixed	03/30/12	79
S&P GSCI Energy	Morgan Stanley	1,868	(0.15)% Fixed	07/31/12	24
S&P GSCI Industrial Metals	Morgan Stanley	1,015	(0.20)% Fixed	02/29/12	103
S&P GSCI Industrial Metals	Morgan Stanley	6,157	(0.20)% Fixed	03/30/12	623
S&P GSCI Industrial Metals	Morgan Stanley	1,496	(0.20)% Fixed	07/31/12	96
S&P GSCI Livestock	Morgan Stanley	314	(0.23)% Fixed	02/29/12	8
S&P GSCI Livestock	Morgan Stanley	1,452	(0.23)% Fixed	03/30/12	37
S&P GSCI Livestock	Morgan Stanley	341	(0.23)% Fixed	07/31/12	9
S&P GSCI Precious Metals	Morgan Stanley	1,059	(0.20)% Fixed	02/29/12	127
S&P GSCI Precious Metals	Morgan Stanley	4,794	(0.20)% Fixed	03/30/12	574
S&P GSCI Precious Metals	Morgan Stanley	2,882	(0.20)% Fixed	07/31/12	214
					$1,911

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Country

as of January 31, 2012

Percentage of
Country	Net Assets
Australia	1.6%
Brazil	2.4
Canada	9.9
Hong Kong	1.5
India	1.3
Ireland	0.7
Israel	0.4
Jersey	0.8
Luxembourg	1.0
Mexico	0.5
Netherlands	0.8
Norway	1.2
Papua New Guinea	0.8
Peru	1.1
Poland	0.2
South Africa	2.6
South Korea	0.2
Turkey	0.4
United Kingdom	5.6
United States	52.8
Short-Term Investments	12.4
Other Assets and Liabilities	1.8
Total	100.0%

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Aluminum	$4,262	$–	$4,262	$–
Coal & Consumable Fuels	8,119	8,119	–	–
Construction Materials	2,952	–	2,952	–
Diversified Metals & Mining	33,733	18,684	15,049	–
Fertilizers & Agricultural Chemicals	2,423	2,423	–	–
Forest Products	104	–	–	104
Gold	16,851	16,851	–	–
Industrial Conglomerates	3,060	–	3,060	–
Integrated Oil & Gas	50,940	40,904	10,036	–
Oil & Gas Drilling	2,404	2,404	–	–
Oil & Gas Equipment & Services	20,272	20,272	–	–
Oil & Gas Exploration & Production	33,047	29,665	3,382	–
Oil & Gas Refining & Marketing	11,092	11,092	–	–
Precious Metals & Minerals	2,525	–	2,525	–
Specialty Chemicals	3,388	3,388	–	–
Steel	10,273	7,609	2,664	–
Total	205,445	161,411	43,930	104
Exchange Traded Funds	23,060	23,060	–	–
Foreign Goverment Obligations	8,446	–	8,446	–
U.S. Government Securities	125,468	7,931	117,537	–
Warrants	1,696	1,696	–	–
Short-Term Investments	52,470	–	52,470	–
Total	$416,585	$194,098	$222,383	$104
Foreign Currency Contracts*	20	–	20	–
Futures*	108	108	–	–
Interest Rate Swaps*	3	–	3	–
Total Return Swaps*	1,911	–	1,911	–
Total	$2,042	$108	$1,934	$–
Liabilities:
Futures*	41	41	–	–
Total	$41	$41	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Common Stocks	$292	$—	$(188	)*	$—	$—	$—	$—	$—	$104
Total	$292	$—	$(188)		$—	$—	$—	$—	$—	$104
Swaps	$—	$—	$—	†	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—		$—	$—	$—	$—	$—	$—

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(188).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was zero.

6

The Hartford Global Research Fund

Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS – 97.3%
	Automobiles & Components - 2.1%
4	Michelin (C.G.D.E.) Class B	$249
36	Peugeot S.A.	670
14	Renault S.A.	579
18	Stanley Electric Co., Ltd.	269
14	Tokai Rika Co., Ltd.	238
15	Toyoda Gosei Co., Ltd.	246
6	Toyota Boshoku Corp.	59
18	Toyota Motor Corp.	659
		2,969
	Banks - 8.9%
68	Banco Santander Brasil S.A.	619
18	Bancorpsouth, Inc.	198
5	Bank Nordik P/F	59
1	Banque Cantonale Vaudoise	367
234	Barclays Bank plc ADR	786
37	BB&T Corp.	992
5	BNP Paribas	211
216	China Construction Bank	172
2	Citizens & Northern Corp.	48
6	Citizens Republic Bancorp, Inc. ●	81
43	DnB ASA	449
2	Gronlandsbanken	100
8	Hana Financial Holdings	289
44	HSBC Holdings plc	364
42	Itau Unibanco Banco Multiplo S.A. ADR	845
66	Karnataka Bank Ltd.	116
309	Metropolitan Bank and Trust	546
221	Mitsubishi UFJ Financial Group, Inc.	1,022
11	National Bank of Canada	810
42	Oversea-Chinese Banking Corp., Ltd.	283
3	PNC Financial Services Group, Inc.	188
108	Regions Financial Corp.	565
45	Standard Chartered plc	1,097
14	SunTrust Banks, Inc.	280
4	Susquehanna Bancshares, Inc.	34
10	Toronto-Dominion Bank	804
179	Turkiye Sinai Kalkinma Bankasi A.S.	216
40	Wells Fargo & Co.	1,174
		12,715
	Capital Goods - 5.7%
4	AMETEK, Inc.	208
40	Beijing Enterprises Holdings Ltd.	231
6	Boeing Co.	461
1	Brenntag AG	134
1	Carlisle Cos., Inc.	53
6	Cooper Industries plc Class A	346
7	Danaher Corp.	365
1	Dover Corp.	72
2	Emerson Electric Co.	128
1	European Aeronautic Defence and Space Co. N.V.	20
1	Esterline Technologies Corp. ●	56
1	Fanuc Corp.	101
5	General Dynamics Corp.	316
41	General Electric Co.	763
8	Honeywell International, Inc.	442
4	IDEX Corp.	177
6	Illinois Tool Works, Inc.	335
8	Ingersoll-Rand plc	269
2	Joy Global, Inc.	164
1	JS Group Corp.	14
6	Komatsu Ltd.	158
2	Lockheed Martin Corp.	185
10	Mitsui & Co., Ltd.	167
1	Moog, Inc. Class A ●	31
1	Nidec Corp.	86
6	Pentair, Inc.	221
–	Precision Castparts Corp.	51
1	Raytheon Co.	51
21	Rolls-Royce Holdings plc	246
7	Safran S.A.	215
6	Siemens AG	602
1	SMC Corp.	90
1	Stanley Black & Decker, Inc.	75
1	Teledyne Technologies, Inc. ●	48
2	Terex Corp. ●	33
7	United Technologies Corp.	559
3	Vallourec	230
5	Vinci S.A.	233
2	WESCO International, Inc. ●	116
1	Zodiac Aerospace	60
		8,112
	Commercial & Professional Services - 0.1%
3	Huron Consulting Group, Inc. ●	129
21	Transfield Services Ltd.	45
		174
	Consumer Durables & Apparel - 1.4%
2	Adidas-Salomon AG	124
4	Coach, Inc.	314
1	Lennar Corp.	19
3	LVMH Moet Hennessy Louis Vuitton S.A.	551
9	Michael Kors Holdings Ltd. ●	267
4	NIKE, Inc. Class B	386
5	Salvatore Ferragamo Italia S.p.A. ●	89
111	Samsonite International S.A. ●	176
46	Stella International	106
24	Trinity Ltd.	19
		2,051
	Consumer Services - 0.3%
8	Compass Group plc	78
1	Las Vegas Sands Corp. ●	44
1	Marriott International, Inc. Class A	31
93	Shangri-La Asia Ltd.	193
1	Wyndham Worldwide Corp.	35
		381
	Diversified Financials - 4.4%
74	Aberdeen Asset Management plc	281
9	Ameriprise Financial, Inc.	467
101	Bank of America Corp.	721
1	BlackRock, Inc.	129
8	Cetip S.A. - Balcao Organizado	118
70	CITIC Securities Co., Ltd. ●	138
30	Citigroup, Inc.	932
27	GAM Holding Ltd.	343
5	Goldman Sachs Group, Inc.	572
6	IBJ Leasing Co., Ltd.	138
109	Infrastructure Development Finance Co., Ltd.	293
42	ING Groep N.V. ●	387

1

The Hartford Global Research Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3% - (continued)
	Diversified Financials - 4.4% - (continued)
7	Invesco Ltd.	$165
13	Julius Baer Group Ltd.	524
1	LPL Investment Holdings, Inc. ●	17
189	Man Group plc	345
4	Matsui Securities Co., Ltd.	22
3	Nasdaq OMX Group, Inc. ●	67
3	SEI Investments Co.	48
44	UBS AG	601
2	Warsaw Stock Exchange	20
		6,328
	Energy - 11.8%
12	Aban Offshore Ltd.	106
6	Alpha Natural Resources, Inc. ●	111
4	Anadarko Petroleum Corp.	282
12	Baker Hughes, Inc.	601
45	BG Group plc	1,017
52	BioFuel Energy Corp. ●	32
66	BP plc	498
2	BP plc ADR	83
36	Cairn Energy plc ●	160
9	Canadian Natural Resources Ltd. ADR	342
30	Chesapeake Energy Corp.	625
2	Chevron Corp.	197
14	Cobalt International Energy ●	273
4	ConocoPhillips Holding Co.	278
10	Consol Energy, Inc.	345
44	Cove Energy plc ●	96
6	Denbury Resources, Inc. ●	119
1	Dril-Quip, Inc. w/ Rights ●	88
12	El Paso Corp.	328
5	EnCana Corp. ADR	96
15	ENSCO International plc	787
2	EOG Resources, Inc.	246
3	Exxon Mobil Corp.	233
68	Ezra Holdings Ltd. ●	57
36	Frontline Ltd.	183
2	Fugro N.V. - CVA	121
8	GALP Energia SGPS	132
1	Gevo, Inc. ●	12
29	Green Plains Renewable Energy ●	333
4	Gulfmark Offshore, Inc. ●	173
3	Husky Energy, Inc.	83
14	Imperial Oil Ltd.	647
15	Indo Tambangraya Megah PT	59
–	Inpex Corp.	109
1	Interoil Corp. ●	34
56	Karoon Gas Australia Ltd. ●	309
4	Marathon Petroleum Corp.	148
8	National Oilwell Varco, Inc.	585
3	Newfield Exploration Co. ●	106
5	Nexen, Inc.	85
10	Occidental Petroleum Corp.	993
7	Ocean Rig UDW, Inc. ●	112
27	Oil Search Ltd.	189
2	Pacific Rubiales Energy Corp.	40
4	Peabody Energy Corp.	143
22	Petroleo Brasileiro S.A. ADR	684
29	Petroleum Geo-Services ●	375
2	Petrominerales Ltd.	42
7	Pioneer Natural Resources Co.	655
13	Reliance Industries Ltd.	209
4	Reliance Industries Ltd. GDR ■	132
4	Saipem S.p.A.	202
7	Sasol Ltd. ADR	339
2	Schlumberger Ltd.	159
4	Southwestern Energy Co. ●	126
13	Statoil ASA	324
9	Suncor Energy, Inc.	302
3	Tenaris S.A. ADR	134
7	Tesoro Corp. ●	169
21	Tonengeneral Sekiyu Kk	200
6	Tupras-Turkiye Petrol Rafinerileri A.S.	132
3	Ultra Petroleum Corp. ●	61
61	Vantage Drilling Co. ●	75
12	Western Refining, Inc.	193
4	Whiting Petroleum Corp. ●	207
12	Williams Cos., Inc.	342
2	YPF Sociedad Anonima ADR	74
		16,732
	Food & Staples Retailing - 1.8%
3	Costco Wholesale Corp.	247
19	CVS Caremark Corp.	796
8	Jeronimo Martins ●	140
104	Tesco plc	522
–	Walgreen Co.	13
11	Wal-Mart Stores, Inc.	663
10	Woolworths Ltd.	255
		2,636
	Food, Beverage & Tobacco - 8.2%
39	Altria Group, Inc.	1,112
14	Anheuser-Busch InBev N.V.	880
236	Asian Citrus Holdings Ltd.	129
12	Bajaj Hindusthan Ltd.	8
8	British American Tobacco plc	364
50	Britvic plc	273
737	China Minzhong Food Corp., Ltd. ●	519
36	Cott Corp. ●	253
117	Deoleo S.A.	70
7	Diamond Foods, Inc.	245
12	General Mills, Inc.	473
2	GLG Life Technology Corp. ●	3
15	Green Mountain Coffee Roasters, Inc. ●	808
20	Groupe Danone	1,241
45	Grupo Modelo S.A.B.	279
2	Imperial Tobacco Group plc	56
26	Kraft Foods, Inc.	994
18	Lorillard, Inc.	1,934
1	Molson Coors Brewing Co.	64
5	Omega Protein Corp. ●	46
14	Philip Morris International, Inc.	1,029
12	Pilgrim's Pride Corp. ●⌂	63
12	Pilgrim's Pride Corp. Rights⌂	2
355	PT Bisi International TBK	36
5	Salmar ASA	25
30	Smithfield Foods, Inc. ●	661
4	Zhongpin, Inc. ●	48
		11,615

2

The Hartford Global Research Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3% - (continued)
	Health Care Equipment & Services - 2.8%
3	Aetna, Inc.	$131
2	Amerisource Bergen Corp.	68
13	Boston Scientific Corp. ●	78
1	Brookdale Senior Living, Inc. ●	22
3	Cardinal Health, Inc.	125
5	CIGNA Corp.	225
13	Covidien plc	644
10	HCA Holdings, Inc. ●	244
2	Hologic, Inc. ●	39
–	M3, Inc.	160
6	McKesson Corp.	461
8	Medtronic, Inc.	309
4	St. Jude Medical, Inc.	155
2	Stryker Corp.	97
7	Tenet Healthcare Corp. ●	35
16	UnitedHealth Group, Inc.	810
3	Vanguard Health Systems, Inc. ●	34
1	Wellcare Health Plans, Inc. ●	34
5	Zimmer Holdings, Inc. ●	286
		3,957
	Insurance - 2.8%
5	Aflac, Inc.	236
175	Ageas	364
5	AON Corp.	252
17	AXA S.A.	260
19	Brasil Insurance Participacoes e Administracao S.A	211
73	China Pacific Insurance	243
49	Discovery Holdings Ltd.	285
23	FBD Holdings	206
7	Marsh & McLennan Cos., Inc.	234
9	National Financial Partners Corp. ●	132
5	Principal Financial Group, Inc.	137
16	Progressive Corp.	322
38	Storebrand ASA	188
9	Swiss Re Ltd.	492
16	Unum Group	371
		3,933
	Materials - 9.0%
46	African Minerals Ltd. ●	367
4	Air Products and Chemicals, Inc.	357
6	Akzo Nobel N.V.	291
158	AMVIG Holdings Ltd.	75
30	Anglo American plc	1,252
4	Antofagasta	89
11	Aquarius Platinum Ltd.	30
13	Asahi Kasei Corp.	80
6	Aston Resources Ltd. ●	57
6	Ball Corp.	254
11	Barrick Gold Corp.	561
7	BASF SE	569
8	BHP Billiton plc	255
2	Cabot Corp.	70
1	Celanese Corp.	61
1	CF Industries Holdings, Inc.	125
24	China Metal Recycling Holdings Ltd.	28
78	China Shanshui Cement Group	57
–	Cliff's Natural Resources, Inc.	22
2	Croda International plc	76
2	Detour Gold Corp. ●	65
9	Dow Chemical Co.	308
2	Eastman Chemical Co.	116
8	EcoSynthetix, Inc. ●	32
16	First Quantum Minerals Ltd.	342
1	FMC Corp.	81
114	Fortescue Metals Group Ltd.	610
2	Freeport-McMoRan Copper & Gold, Inc.	83
5	Goldcorp, Inc.	232
18	Graphic Packaging Holding Co. ●	92
1,224	Greenheart Group Ltd. ●	132
4	HeidelbergCement AG w/ Rights	199
1,452	Huabao International Holdings Ltd.	988
1	Iluka Resources Ltd.	11
1	Ivanhoe Mines Ltd. ●	18
2	JSR Corp.	39
37	Kinross Gold Corp.	416
1	Koninklijke DSM N.V.	72
6	LyondellBasell Industries Class A	263
3	MeadWestvaco Corp.	80
14	Methanex Corp.	378
5	Methanex Corp. ADR	134
8	Mitsubishi Chemical Holdings	42
5	Molycorp, Inc. ●	146
112	Mongolian Mining Corp. ●	90
19	Mosaic Co.	1,067
88	Nine Dragons Paper Holdings	59
2	Olin Corp.	36
11	Owens-Illinois, Inc. ●	267
21	PTT Chemical Public Co., Ltd. ●	45
–	Reliance Steel & Aluminum	11
10	Rexam plc	56
8	Rio Tinto plc	455
5	Shin-Etsu Chemical Co., Ltd.	264
143	Sino Forest Corp. Class A ⌂●†	49
21	Smurfit Kappa Group plc ●	176
1	Steel Dynamics, Inc.	11
3	Teck Cominco Ltd. Class B	114
3	Tikkurila Oy	55
15	Ube Industries Ltd.	43
3	Westlake Chemical Corp.	174
6	Worthington Industries, Inc.	113
5	Xstrata plc	91
		12,731
	Media - 2.4%
1	AMC Networks, Inc. ●	53
25	Comcast Corp. Class A	654
10	Comcast Corp. Special Class A	251
–	DirecTV Class A ●	19
3	DreamWorks Animation SKG, Inc. ●	58
4	Elsevier N.V.	49
–	Fuji Media Holdings, Inc.	88
8	Liberty Global, Inc. ●	350
7	News Corp. Class A	124
2	Omnicom Group, Inc.	100
4	Publicis Groupe	200
9	Reed Elsevier Capital, Inc.	72
3	SES Global S.A.	69
42	Sirius XM Radio, Inc. w/ Rights ●	88

3

The Hartford Global Research Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3% - (continued)
	Media - 2.4% - (continued)
2	Time Warner, Inc.	$84
6	Viacom, Inc. Class B	297
4	Virgin Media, Inc.	85
18	Walt Disney Co.	695
–	Washington Post Co. Class B	21
5	Wolters Kluwer N.V.	96
		3,453
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
2	Acorda Therapeutics, Inc. ●	41
2	Agilent Technologies, Inc. ●	89
2	Algeta ASA ●	47
–	Alk-Abello A/S	14
15	Alkermes plc ●	277
4	Almirall S.A.	25
20	Amylin Pharmaceuticals, Inc. ●	278
2	Astellas Pharma, Inc.	68
5	AstraZeneca plc	228
4	AstraZeneca plc ADR	193
3	Auxilium Pharmaceuticals, Inc. ●	52
1	Biogen Idec, Inc. ●	131
14	Bristol-Myers Squibb Co.	464
3	Cadence Pharmaceuticals, Inc. ●	12
2	Celgene Corp. ●	118
2	Cubist Pharmaceuticals, Inc. ●	65
20	Daiichi Sankyo Co., Ltd.	375
12	Eisai Co., Ltd.	497
47	Elan Corp. plc ADR ●	640
13	Eli Lilly & Co.	499
7	Exelixis, Inc. ●	35
14	Forest Laboratories, Inc. ●	454
4	Gilead Sciences, Inc. ●	183
1	H. Lundbeck A/S	23
3	Immunogen, Inc. ●	40
3	Incyte Corp. ●	58
3	Ironwood Pharmaceuticals, Inc. ●	38
1	Johnson & Johnson	73
–	Life Technologies Corp. ●	19
4	Medicines Co. ●	84
20	Merck & Co., Inc.	775
4	Mylan, Inc. ●	89
2	NPS Pharmaceuticals, Inc. ●	18
–	Ono Pharmaceutical Co., Ltd.	17
2	Onyx Pharmaceuticals, Inc. ●	69
1	Pacira Pharmaceuticals, Inc. ●	10
20	Pfizer, Inc.	438
5	Regeneron Pharmaceuticals, Inc. ●	457
3	Rigel Pharmaceuticals, Inc. ●	30
1	Roche Holding AG	145
2	Salix Pharmaceuticals Ltd. ●	111
3	Seattle Genetics, Inc. ●	66
18	Shionogi & Co., Ltd.	246
1	Targacept, Inc. ●	3
20	Teva Pharmaceutical Industries Ltd. ADR	925
2	Thermo Fisher Scientific, Inc. ●	95
5	UCB S.A.	198
2	Vertex Pharmaceuticals, Inc. ●	55
–	Waters Corp. ●	39
1	Watson Pharmaceuticals, Inc. ●	70
		8,976
	Real Estate - 2.5%
–	Alexandria Real Estate Equities, Inc.	27
1	Aliansce Shopping	10
2	Alstria Office REIT AG	18
5	American Assets Trust, Inc.	117
1	American Campus Communities, Inc.	25
3	American Tower Corp. REIT	196
38	Ayala Land, Inc.	15
1	Boston Properties, Inc.	70
16	BR Malls Participacoes S.A.	174
1	BR Properties S.A.	13
1	BRE Properties	39
18	British Land Co. plc	138
–	Camden Property Trust	24
1	Canadian Apartment Properties	29
2	Castellum AB	25
65	China Overseas Grand Oceans Group Ltd.	60
11	China Overseas Land & Investment Ltd.	21
25	Commonwealth Property Office Fund	26
2	Coresite Realty Corp.	30
1	Cyrela Commercial Properties S.A. EmpreendimentoseParticicpacoes	9
2	Daito Trust Construction Co., Ltd.	211
2	DDR Corp.	21
1	Derwent London plc	32
48	Dexus Property Group	45
1	Digital Realty Trust, Inc.	40
2	Douglas Emmett, Inc.	34
1	Education Realty Trust, Inc.	12
–	Equity Lifestyle Properties, Inc.	26
1	Equity Residential Properties Trust	36
14	Forest City Enterprises, Inc. Class A ●	186
3	Glimcher Realty Trust	28
14	GPT Group	47
1	GSW Immobilien AG ●	42
1	HCP, Inc.	51
1	Health Care, Inc.	56
–	Icade	9
1	Kilroy Realty Corp.	36
1	LaSalle Hotel Properties	28
11	Link REIT	42
171	Mapletree Industries NPV	152
4	Mitsubishi Estate Co., Ltd.	60
4	Mitsui Fudosan Co., Ltd.	60
–	Northern Property Real Estate Investment Trust	11
–	PSP Swiss Property	27
1	Public Storage	96
4	Rayonier, Inc.	167
2	RioCan Real Estate Investment Trust	45
1	RLJ Lodging Trust	14
4	Shaftesbury plc	34
3	Simon Property Group, Inc.	413
17	Sun Hung Kai Properties Ltd.	229
–	Swiss Prime Site AG	25
1	Taubman Centers, Inc.	44
2	UDR, Inc.	41
–	Unibail-Rodamco SE	78
6	Westfield Group	56

4

The Hartford Global Research Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3% - (continued)
	Real Estate - 2.5% - (continued)
5	Westfield Retail Trust	$14
		3,614
	Retailing - 3.5%
2	Abercrombie & Fitch Co. Class A	93
5	Amazon.com, Inc. ●	990
1	AutoZone, Inc. ●	209
8	Cia. Hering	189
1	Fast Retailing Co., Ltd.	122
55	Golden Eagle Retail Group Ltd.	125
7	Home Depot, Inc.	319
3	Industria de Diseno Textil S.A.	245
322	Intime Department Store	390
4	J.C. Penney Co., Inc.	160
6	Liberty Media - Interactive A ●	95
28	Lifestyle International	65
10	Lojas Americanas S.A.	94
30	Lowe's Co., Inc.	805
10	Marks & Spencer Group plc	50
52	Myer Holdings Ltd.	119
1	Pinault-Printemps-Redoute S.A.	155
1	Priceline.com, Inc. ●	336
–	Rakuten, Inc.	134
26	S.A.C.I. Falabella	219
		4,914
	Semiconductors & Semiconductor Equipment - 1.5%
15	Applied Micro Circuits Corp. ●	121
15	ASM Pacific Technology	191
6	ASML Holding N.V.	261
6	ASML Holding N.V. ADR	252
3	Linear Technology Corp.	87
3	Maxim Integrated Products, Inc.	89
24	Micron Technology, Inc. ●	183
–	Samsung Electronics Co., Ltd.	397
9	Spreadtrum Communications, Inc.	140
137	Taiwan Semiconductor Manufacturing Co., Ltd.	364
		2,085
	Software & Services - 7.1%
13	Accenture plc	752
6	Activision Blizzard, Inc.	79
3	Alliance Data Systems Corp. ●	288
18	Automatic Data Processing, Inc.	987
1	Check Point Software Technologies Ltd. ADR ●	82
5	Cia Brasileira de Meios de Pagamentos	146
3	Citrix Systems, Inc. ●	181
28	eBay, Inc. ●	887
1	Equinix, Inc. ●	158
3	Exlservice Holdings, Inc. ●	63
4	Genpact Ltd. ●	65
1	Google, Inc. ●	425
2	Gree, Inc.	49
6	Hisoft Technology International Ltd. ●	65
2	IBM Corp.	302
4	Intuit, Inc.	226
6	Kakaku.com, Inc.	209
27	Lender Processing Services	441
47	Microsoft Corp.	1,388
31	Oracle Corp. ‡	886
2	Red Hat, Inc. ●	102
9	Redecard S.A.	159
2	Salesforce.com, Inc. ●	277
19	Sapient Corp.	250
1	Sohu.com, Inc. ●	54
1	Teradata Corp. ●	77
3	Tibco Software, Inc. ●	90
5	VeriSign, Inc.	193
4	Visa, Inc.	354
1	VMware, Inc. ●	100
40	Western Union Co.	756
		10,091
	Technology Hardware & Equipment - 4.8%
87	AAC Technologies Holdings, Inc.	213
3	ADTRAN, Inc.	107
31	Advantech Co., Ltd.	94
6	Apple, Inc. ●	2,565
2	Aruba Networks, Inc. ●	49
7	Calix, Inc. ●	53
51	Cisco Systems, Inc.	992
23	EMC Corp. ●	598
–	F5 Networks, Inc. ●	54
4	Finisar Corp. ●	86
14	Fujitsu Ltd.	75
2	Hamamatsu Photonics KK	82
7	Hewlett-Packard Co.	203
23	Hitachi Ltd.	125
58	Hon Hai Precision Industry Co., Ltd.	187
8	Juniper Networks, Inc. ●	177
14	Qualcomm, Inc.	803
3	Riverbed Technology, Inc. ●	62
83	Synnex Technology International Corp.	204
6	Yokogawa Electric Corp.	55
		6,784
	Telecommunication Services - 3.6%
10	America Movil SAB de C.V. ADR	235
110	Axiata Group Berhad	168
77	Bharti Televentures	567
258	China Unicom Ltd.	474
4	Crown Castle International Corp. ●	200
44	Frontier Communications Corp.	188
4	KT Corp. ADR	62
50	Leap Wireless International, Inc. w/ Rights ●	431
17	MetroPCS Communications, Inc. ●	151
2	Millicom International Cellular SDR	236
9	Mobile Telesystems OJSC ADR	146
10	MTN Group Ltd.	163
6	NII Holdings, Inc. Class B ●	126
32	Orascom Telecom Holding SAE GDR ●	99
32	Orascom Telecom Media and Technology Holding SAE ●†⌂	29
2	Philippine Long Distance Telephone Co. ADR	101
2	SBA Communications Corp. ●	93
3	SK Telecom Co., Ltd. ADR	44
120	Sprint Nextel Corp. ●	255
8	Tele2 Ab B Shares	156
31	Telenor ASA	507
5	Tim Participacoes S.A. ADR	134

5

The Hartford Global Research Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.3% - (continued)
	Telecommunication Services - 3.6% - (continued)
8	TW Telecom, Inc. ●	$166
8	VimpelCom Ltd. ADR	81
117	Vodafone Group plc	314
		5,126
	Transportation - 2.9%
518	AirAsia Berhad ☼	604
11	BBA Aviation plc	31
7	Deutsche Post AG	114
–	East Japan Railway Co.	19
11	Ecorodovias Infraestrutura e Logistica S.A.	80
8	FedEx Corp.	698
2	Genesee & Wyoming, Inc. Class A ●	146
2	Hitachi Transport System Ltd.	37
161	Hutchinson Port Holdings Trust	121
13	J.B. Hunt Transport Services, Inc.	655
23	JetBlue Airways Corp. ●	137
5	Kansas City Southern ●	354
13	Localiza Rent a Car S.A.	210
20	Pacer International, Inc. ●	123
6	Quality Distribution, Inc. ●	71
22	Swift Transportation Co. ●	256
31	Transurban Group	178
17	US Airways Group, Inc. ●	144
7	Vitran Corp., Inc. ●	52
74	Zhejiang Expressway Co., Ltd.	52
		4,082
	Utilities - 3.4%
11	Calpine Corp. ●	157
6	Cheung Kong Infrastructure	34
4	Chubu Electric Power Co., Inc.	81
13	Companhia Energetica de Minas Gerais ADR	257
12	E.On AG	267
4	Edison International	166
2	Electricite de France	44
28	Enel S.p.A.	115
40	ENN Energy Holdings Ltd.	120
12	Gaz de France	333
287	Guangdong Investment Ltd.	166
8	International Power plc	44
1	ITC Holdings Corp.	93
52	National Grid plc	522
14	NextEra Energy, Inc.	831
5	Northeast Utilities	186
1	OGE Energy Corp.	66
34	Osaka Gas Co., Ltd.	137
8	PG&E Corp.	330
2	Pinnacle West Capital Corp.	105
13	Power Grid Corp. of India Ltd.	27
5	Severn Trent plc	121
15	Snam S.p.A.	68
5	Suez Environment S.A.	67
52	Tokyo Gas Co., Ltd.	241
6	Tractebel Energia S.A.	103
6	Xcel Energy, Inc.	157
		4,838
	Total common stocks
	(cost $131,366)	$138,297

PREFERRED STOCKS - 0.0%
	Banks - 0.0%
3	Banco Itau Holding	$64

	Total preferred stocks
	(cost $54)	$64

WARRANTS - 0.1%
	Food, Beverage & Tobacco - 0.0%
1	GLG Life Technology Corp. ⌂	$–

	Telecommunication Services - 0.1%
18	Bharti Airtel Ltd. ⌂■	133

	Total warrants
	(cost $130)	$133

EXCHANGE TRADED FUNDS - 0.7%
	Other Investment Pools and Funds - 0.7%
19	iShares MSCI EAFE Index Fund	$991

	Total exchange traded funds
	(cost $990)	$991

CORPORATE BONDS - 0.0%
	Petroleum and Coal Products Manufacturing - 0.0%
	Green Plains Renewable Energy
$19	5.75%, 11/01/2015 ۞■	$20

	Total corporate bonds
	(cost $18)	$20

	Total long-term investments
	(cost $132,558)	$139,505

SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
02/01/2012 in the amount of $1,048,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041,
GNMA 3.00% - 6.00%, 2027 - 2044,
	value of $1,069)
$1,048	0.22%, 1/31/2012	$1,048
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $105, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $107)
105	0.22%, 1/31/2012	105
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,161, collateralized by GNMA 4.00%, 2040 - 2041, value of $1,185)
1,161	0.24%, 1/31/2012	1,161

6

The Hartford Global Research Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.3% - (continued)
Repurchase Agreements - 2.3% - (continued)
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $665, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 -
	2014, value of $678)
$665	0.22%, 1/31/2012		$665
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $8, collateralized by U.S. Treasury Note 1.75%, 2013, value of $8)
8	0.18%, 1/31/2012		8
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $239, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $244)
239	0.24%, 1/31/2012		239
			3,226
	Total short-term investments
	(cost $3,226)		$3,226

	Total investments
	(cost $135,784) ▲	100.4%	$142,731
	Other assets and liabilities	(0.4)%	(618)
	Total net assets	100.0%	$142,113

7

The Hartford Global Research Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 45.0% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $137,576 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,680
Unrealized Depreciation	(7,525)
Net Unrealized Appreciation	$5,155

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $78, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $285, which represents 0.2% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $18 at January 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂

The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
11/2010 - 02/2011	18	Bharti Airtel Ltd. Warrants - 144A	130
02/2011	1	GLG Life Technology Corp. Warrants	–
05/2011-10/2011	32	Orascom Telecom Media and Technology Holding SAE	23
06/2011-01/2012	12	Pilgrim's Pride Corp.	62
01/2012	12	Pilgrim's Pride Corp. Rights	–
06/2011	143	Sino Forest Corp. Class A	516

At January 31, 2012, the aggregate value of these securities was $276, which represents 0.2% of total net assets.

Futures Contracts Outstanding at January 31, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500E-Mini	15	Long	03/16/2012	$981	$969	$12

*      The number of contracts does not omit 000's.

Cash of $60 was pledged as initial margin deposit and collateral for open futures contracts at January 31, 2012.

8

The Hartford Global Research Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2012
Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	CS First Boston	Sell	$28	$28	02/02/2012	$–
Australian Dollar	Deutsche Bank Securities	Buy	75	75	02/03/2012	–
Australian Dollar	State Street Global Markets LLC	Sell	28	28	02/01/2012	–
Australian Dollar	State Street Global Markets LLC	Buy	1	1	02/01/2012	–
British Pound	UBS AG	Buy	320	320	02/03/2012	–
British Pound	UBS AG	Sell	628	628	02/03/2012	–
Canadian Dollar	Banc of America Securities	Sell	167	167	02/03/2012	–
Canadian Dollar	Banc of America Securities	Buy	17	17	02/03/2012	–
Danish Krone	Deutsche Bank Securities	Sell	4	4	02/03/2012	–
Euro	Deutsche Bank Securities	Buy	49	50	02/01/2012	(1)
Euro	Deutsche Bank Securities	Sell	29	29	02/02/2012	–
Euro	Deutsche Bank Securities	Sell	148	148	02/03/2012	–
Euro	Deutsche Bank Securities	Buy	62	62	02/02/2012	–
Euro	Deutsche Bank Securities	Buy	169	169	02/03/2012	–
Hong Kong Dollar	JP Morgan Securities	Buy	54	54	02/02/2012	–
Hong Kong Dollar	JP Morgan Securities	Sell	883	883	02/02/2012	–
Japanese Yen	BNP Paribas Securities	Buy	124	117	03/15/2012	7
Japanese Yen	Deutsche Bank Securities	Buy	403	403	02/02/2012	–
Japanese Yen	Deutsche Bank Securities	Buy	134	134	02/03/2012	–
Japanese Yen	Deutsche Bank Securities	Sell	28	28	02/01/2012	–
Japanese Yen	Deutsche Bank Securities	Sell	116	116	02/03/2012	–
Japanese Yen	Deutsche Bank Securities	Sell	330	330	08/01/2012	–
Japanese Yen	JP Morgan Securities	Buy	312	311	02/02/2012	1
Japanese Yen	JP Morgan Securities	Sell	688	680	02/02/2012	(8)
Japanese Yen	JP Morgan Securities	Sell	259	259	08/01/2012	–
Japanese Yen	Standard Chartered Bank	Buy	26	26	02/02/2012	–
Japanese Yen	Standard Chartered Bank	Sell	53	53	02/02/2012	–
Japanese Yen	Standard Chartered Bank	Buy	115	114	03/15/2012	1
Japanese Yen	Westpac International	Buy	423	421	03/15/2012	2
Japanese Yen	Westpac International	Sell	663	635	03/15/2012	(28)
Norwegian Krone	Banc of America Securities	Sell	20	20	02/03/2012	–
Norwegian Krone	Banc of America Securities	Buy	47	47	02/03/2012	–
Singapore Dollar	Banc of America Securities	Buy	10	10	02/03/2012	–
Singapore Dollar	Banc of America Securities	Sell	63	63	02/03/2012	–
Swedish Krona	RBS Securities	Sell	81	81	02/03/2012	–
Swedish Krona	RBS Securities	Buy	2	2	02/03/2012	–
Swiss Franc	Banc of America Securities	Buy	5	5	02/03/2012	–
Swiss Franc	Banc of America Securities	Sell	17	17	02/03/2012	–
Swiss Franc	Goldman Sachs	Buy	46	52	02/09/2012	(6)
Swiss Franc	Goldman Sachs	Sell	46	58	02/09/2012	12
Turkish New Lira	Deutsche Bank Securities	Buy	46	46	02/02/2012	–
						$(20)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

9

The Hartford Global Research Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Country

as of January 31, 2012

Percentage of
Country	Net Assets
Argentina	0.0%
Australia	1.3
Belgium	1.0
Bermuda	0.3
Brazil	2.9
Canada	4.2
Chile	0.2
China	0.8
Denmark	0.1
Egypt	0.1
Finland	0.0
France	3.8
Germany	1.5
Hong Kong	2.9
India	1.1
Indonesia	0.1
Ireland	0.9
Israel	0.7
Italy	0.3
Japan	5.1
Luxembourg	0.3
Malaysia	0.5
Marshall Islands	0.1
Mexico	0.4
Netherlands	1.3
Norway	1.5
Papua New Guinea	0.1
Philippines	0.5
Poland	0.0
Portugal	0.2
Russia	0.1
Singapore	0.7
South Africa	0.5
South Korea	0.6
Spain	0.3
Sweden	0.1
Switzerland	1.8
Taiwan	0.6
Thailand	0.0
Turkey	0.2
United Kingdom	7.9
United States	53.1
Short-Term Investments	2.3
Other Assets and Liabilities	(0.4)
Total	100.0%

10

The Hartford Global Research Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$2,969	$–	$2,969	$–
Banks	12,715	6,697	6,018	–
Capital Goods	8,112	5,525	2,587	–
Commercial & Professional Services	174	129	45	–
Consumer Durables & Apparel	2,051	986	1,065	–
Consumer Services	381	110	271	–
Diversified Financials	6,328	3,374	2,954	–
Energy	16,732	12,254	4,478	–
Food & Staples Retailing	2,636	1,719	917	–
Food, Beverage & Tobacco	11,615	8,012	3,603	–
Health Care Equipment & Services	3,957	3,797	160	–
Insurance	3,933	2,101	1,832	–
Materials	12,731	6,074	6,608	49
Media	3,453	2,879	574	–
Pharmaceuticals, Biotechnology & Life Sciences	8,976	7,107	1,869	–
Real Estate	3,614	2,148	1,466	–
Retailing	4,914	3,509	1,405	–
Semiconductors & Semiconductor Equipment	2,085	872	1,213	–
Software & Services	10,091	9,833	258	–
Technology Hardware & Equipment	6,784	5,749	1,035	–
Telecommunication Services	5,126	2,512	2,614	–
Transportation	4,082	3,047	1,035	–
Utilities	4,838	2,451	2,387	–
Total	138,297	90,885	47,363	49
Corporate Bonds	20	–	20	–
Exchange Traded Funds	991	991	–	–
Preferred Stocks	64	64	–	–
Warrants	133	133	–	–
Short-Term Investments	3,226	–	3,226	–
Total	$142,731	$92,073	$50,609	$49
Foreign Currency Contracts*	23	–	23	–
Futures*	12	12	–	–
Total	$35	$12	$23	$–
Liabilities:
Foreign Currency Contracts*	43	–	43	–
Total	$43	$–	$43	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

11

The Hartford Global Research Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Common Stocks	$137	$—	$(88	)*	$—	$—	$—	$—	$—	$49
Total	$137	$—	$(88)		$—	$—	$—	$—	$—	$49

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(88).

12

The Hartford Growth Allocation Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 96.3%
EQUITY FUNDS - 80.2%
7,421	The Hartford Alternative Strategies Fund, Class Y		$82,669
964	The Hartford Capital Appreciation Fund, Class Y		33,070
97	The Hartford Capital Appreciation II Fund, Class Y●		1,342
1,587	The Hartford Disciplined Equity Fund, Class Y		21,804
734	The Hartford Dividend and Growth Fund, Class Y		14,572
2,868	The Hartford Equity Income Fund, Class Y		39,664
746	The Hartford Fundamental Growth Fund, Class Y		8,573
1,238	The Hartford Global Growth Fund, Class Y●		18,997
1,218	The Hartford Global Research Fund, Class Y		10,925
691	The Hartford Growth Fund, Class Y●		12,633
443	The Hartford Growth Opportunities Fund, Class Y●		12,304
933	The Hartford International Opportunities Fund, Class Y		13,175
2,593	The Hartford International Small Company Fund, Class Y		31,136
2,809	The Hartford International Value Fund, Class Y		31,794
262	The Hartford MidCap Fund, Class Y		5,532
891	The Hartford MidCap Value Fund, Class Y		10,632
629	The Hartford Small Company Fund, Class Y		13,090
1,755	The Hartford Small/Mid Cap Equity Fund, Class Y		19,112
788	The Hartford SmallCap Growth Fund, Class Y●		27,195
10,353	The Hartford Value Fund, Class Y		119,986
635	The Hartford Value Opportunities Fund, Class Y		8,622
	Total equity funds
	(cost $521,743)		$536,827

FIXED INCOME FUNDS - 16.1%
186	The Hartford Corporate Opportunities Fund, Class Y		$1,889
1,691	The Hartford Inflation Plus Fund, Class Y		20,710
5,059	The Hartford Short Duration Fund, Class Y		49,832
3,238	The Hartford Total Return Bond Fund, Class Y		35,558
	Total fixed income funds
	(cost $106,040)		$107,989

	Total investments in affiliated investment companies
	(cost $627,783)		$644,816

EXCHANCE TRADED FUNDS - 3.7%
761	Powershares DB Commodity Index Tracking Fund ●		$21,173
128	Powershares Emerging Markets Sovereign Debt Portfolio		3,495
	Total exchange traded funds
	(cost $19,856)		$24,668

	Total long-term investments
	(cost $647,639)		$669,484

SHORT-TERM INVESTMENTS - 0.1%
534	State Street Bank Money Market Fund		$534

	Total short-term investments
	(cost $534)		$534

	Total investments
	(cost $648,173) ▲	100.1%	$670,018
	Other assets and liabilities	(0.1)%	(687)
	Total net assets	100.0%	$669,331

1

The Hartford Growth Allocation Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $653,669 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$45,365
Unrealized Depreciation	(29,016)
Net Unrealized Appreciation	$16,349

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$644,816	$644,816	$–	$–
Exchange Traded Funds	24,668	24,668	–	–
Short-Term Investments	534	534	–	–
Total	$670,018	$670,018	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Healthcare Fund

Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Biotechnology - 20.9%
182	3SBio, Inc. ADR ●	$2,105
187	Achillion Pharmaceuticals, Inc. ●	2,070
72	Acorda Therapeutics, Inc. ●	1,836
304	Alkermes plc ●	5,719
374	Amylin Pharmaceuticals, Inc. ●	5,316
177	Ardea Biosciences, Inc. ●	3,216
174	Arena Pharmaceuticals, Inc. ●	308
71	Biogen Idec, Inc. ●	8,408
88	Celgene Corp. ●	6,427
412	Exelixis, Inc. ●	2,190
192	Gilead Sciences, Inc. ●	9,382
197	Immunogen, Inc. ●	2,780
192	Incyte Corp. ●	3,393
117	Ironwood Pharmaceuticals, Inc. ●	1,753
109	Momenta Pharmaceuticals, Inc. ●	1,704
134	NPS Pharmaceuticals, Inc. ●	1,028
75	Onyx Pharmaceuticals, Inc. ●	3,075
174	Progenics Pharmaceuticals, Inc. ●	1,673
97	Regeneron Pharmaceuticals, Inc. ●	8,795
154	Rigel Pharmaceuticals, Inc. ●	1,506
204	Seattle Genetics, Inc. ●	3,864
29	Targacept, Inc. ●	176
253	Trius Therapeutics, Inc. ●	1,406
		78,130
	Drug Retail - 2.8%
215	CVS Caremark Corp.	8,984
52	Walgreen Co.	1,718
		10,702
	Health Care Distributors - 6.6%
241	Cardinal Health, Inc.	10,374
174	McKesson Corp.	14,195
		24,569
	Health Care Equipment - 16.4%
335	Abiomed, Inc. ●	6,201
310	China Medical Technologies, Inc. ADR ●	797
200	Covidien plc	10,285
56	Dexcom, Inc. ●	617
39	DiaSorin S.p.A.	1,196
77	Heartware International, Inc. ●	5,326
127	Hologic, Inc. ●	2,583
305	Medtronic, Inc.	11,756
162	St. Jude Medical, Inc.	6,761
239	Stereotaxis, Inc. ●	168
54	Stryker Corp.	2,971
107	Tornier N.V. ●	2,260
4,497	Trauson Holdings Co., Ltd.	1,416
168	Volcano Corp. ●	4,718
70	Zimmer Holdings, Inc. ●	4,265
		61,320
	Health Care Facilities - 2.1%
162	HCA Holdings, Inc. ●	3,952
352	Tenet Healthcare Corp. ●	1,864
199	Vanguard Health Systems, Inc. ●	2,227
		8,043
	Health Care Technology - 0.2%
49	Allscripts Healthcare Solutions, Inc. ●	944

	Life Sciences Tools & Services - 5.2%
147	Agilent Technologies, Inc. ●	6,222
40	Life Technologies Corp. ●	1,942
159	PAREXEL International Corp. ●	3,830
117	Thermo Fisher Scientific, Inc. ●	6,179
14	Waters Corp. ●	1,177
		19,350
	Managed Health Care - 13.6%
245	Aetna, Inc.	10,710
332	CIGNA Corp.	14,901
341	UnitedHealth Group, Inc.	17,647
81	Wellcare Health Plans, Inc. ●	4,847
42	Wellpoint, Inc.	2,681
		50,786
	Pharmaceuticals - 30.9%
17	Alk-Abello A/S	1,031
100	Almirall S.A.	701
54	AstraZeneca plc ADR	2,600
79	Auxilium Pharmaceuticals, Inc. ●	1,566
213	Bristol-Myers Squibb Co.	6,874
150	Cadence Pharmaceuticals, Inc. ●	627
319	Daiichi Sankyo Co., Ltd.	6,081
63	Dr. Reddy's Laboratories Ltd. ADR	2,155
171	Eisai Co., Ltd.	7,088
872	Elan Corp. plc ADR ●	11,867
60	Eli Lilly & Co.	2,400
319	Forest Laboratories, Inc. ●	10,144
276	Medicines Co. ●	5,545
310	Merck & Co., Inc.	11,861
219	Mylan, Inc. ●	4,546
19	Ono Pharmaceutical Co., Ltd.	1,056
134	Optimer Pharmaceuticals, Inc. ●	1,735
50	Pacira Pharmaceuticals, Inc. ●	538
361	Pfizer, Inc.	7,725
15	Roche Holding AG	2,549
11	Salix Pharmaceuticals Ltd. ●	525
480	Shionogi & Co., Ltd.	6,416
50	Simcere Pharmaceutical Group ●	489
218	Teva Pharmaceutical Industries Ltd. ADR	9,844
82	UCB S.A.	3,324
97	Watson Pharmaceuticals, Inc. ●	5,687
143	Xenoport, Inc. ●	598
		115,572
	Total common stocks
	(cost $330,371)	$369,416

	Total long-term investments
	(cost $330,371)	$369,416

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $2,452,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$2,501)
$2,452	0.22%, 1/31/2012	$2,452

1

The Hartford Healthcare Fund

Schedule of Investments – (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.0% - (continued)
	Repurchase Agreements - 2.0% - (continued)
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $245, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $250)
$245	0.22%, 1/31/2012		$245
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $2,718, collateralized by GNMA 4.00%, 2040 - 2041, value of $2,772)
2,718	0.24%, 1/31/2012		2,718
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $1,556, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $1,587)
1,556	0.22%, 1/31/2012		1,556
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $18, collateralized by U.S. Treasury Note 1.75%, 2013, value of $19)
18	0.18%, 1/31/2012		18
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $560, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $571)
560	0.24%, 1/31/2012		560
			7,549
	Total short-term investments
	(cost $7,549)		$7,549

	Total investments
	(cost $337,920) ▲	100.7%	$376,965
	Other assets and liabilities	(0.7)%	(2,716)
	Total net assets	100.0%	$374,249

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 18.2% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $344,062 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$62,222
Unrealized Depreciation	(29,319)
Net Unrealized Appreciation	$32,903

●	Non-income producing.

2

The Hartford Healthcare Fund

Schedule of Investments – (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	JP Morgan Securities	Buy	$12,061	$12,049	02/02/2012	$12
Japanese Yen	JP Morgan Securities	Sell	12,061	11,924	02/02/2012	(137)
Japanese Yen	JP Morgan Securities	Sell	10,140	10,124	08/01/2012	(16)
						$(141)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$369,416	$339,589	$29,827	$–
Short-Term Investments	7,549	–	7,549	–
Total	$376,965	$339,589	$37,376	$–
Foreign Currency Contracts *	12	–	12	–
Total	$12	$–	$12	$–
Liabilities:
Foreign Currency Contracts *	153	–	153	–
Total	$153	$–	$153	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

The Hartford High Yield Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.5%
	Finance and Insurance - 0.5%
	Banc of America Large Loan
$2,501	2.04%, 11/15/2015 ■Δ	$2,320
	Soundview NIM Trust
920	0.00%, 12/25/2036 ⌂■●	–
		2,320
	Total asset & commercial mortgage backed securities
	(cost $3,346)	$2,320

CORPORATE BONDS - 79.0%
	Accommodation and Food Services - 3.2%
	Marina District Finance Co., Inc.
$1,698	9.50%, 10/15/2015	$1,617
	MGM Mirage, Inc.
7,473	11.13%, 11/15/2017	8,501
	MGM Resorts International
4,233	11.38%, 03/01/2018	4,858
	Wynn Las Vegas LLC
1,456	7.75%, 08/15/2020	1,645
		16,621
	Administrative Waste Management and Remediation - 1.1%
	Energy Solutions, Inc. LLC
1,929	10.75%, 08/15/2018	1,852
	Iron Mountain, Inc.
1,716	7.75%, 10/01/2019	1,879
	TransUnion LLC
1,575	11.38%, 06/15/2018	1,858
		5,589
	Agriculture, Forestry, Fishing and Hunting - 0.7%
	American Seafood Group LLC
2,375	10.75%, 05/15/2016 ■	2,233
1,499	15.00%, 05/15/2017 ■Þ	1,136
		3,369
	Air Transportation - 0.5%
	United Air Lines, Inc.
2,325	9.88%, 08/01/2013 ■	2,430

	Apparel Manufacturing - 0.4%
	Quiksilver, Inc.
2,237	6.88%, 04/15/2015	2,153

	Arts, Entertainment and Recreation - 7.5%
	CCO Holdings LLC
460	7.38%, 06/01/2020	497
	Cenveo, Inc.
2,113	8.88%, 02/01/2018	1,881
	Cequel Communication LLC
1,569	8.63%, 11/15/2017 ■	1,671
	Chester Downs and Marina LLC
401	9.25%, 02/01/2020 ■☼	410
	Clubcorp Club Operations, Inc.
2,441	10.00%, 12/01/2018	2,435
	Downstream Development Authority
1,636	10.50%, 07/01/2019 ■	1,595
	FireKeepers Development Authority
4,390	13.88%, 05/01/2015 ■	4,944
	First Data Corp.
3,344	10.55%, 09/24/2015 Þ	3,310
	Knight Ridder, Inc.
7,046	6.88%, 03/15/2029	3,594
	McClatchy Co.
2,827	11.50%, 02/15/2017	2,884
	NAI Entertainment Holdings LLC
955	8.25%, 12/15/2017 ■	1,043
	Spanish Broadcasting System, Inc.
526	12.50%, 04/15/2017 ■☼	510
	TL Acquisitions, Inc.
4,298	10.50%, 01/15/2015 ■	3,127
	UPC Germany GMBH
1,693	8.13%, 12/01/2017 ■	1,828
	Virgin Media Finance plc
1,465	9.50%, 08/15/2016	1,655
	XM Satellite Radio, Inc.
2,471	7.63%, 11/01/2018 ■	2,647
3,906	13.00%, 08/01/2013 ■	4,453
		38,484
	Chemical Manufacturing - 1.2%
	Ferro Corp.
2,632	7.88%, 08/15/2018	2,691
	Hexion Specialty Chemicals
2,435	8.88%, 02/01/2018	2,429
	Ineos Group Holdings plc
1,139	8.50%, 02/15/2016 ■	1,025
		6,145
	Computer and Electronic Product Manufacturing - 2.3%
	Advanced Micro Devices, Inc.
1,816	8.13%, 12/15/2017	1,961
	Magnachip Semiconductor
1,652	10.50%, 04/15/2018	1,764
	Nextel Communications, Inc.
1,986	7.38%, 08/01/2015	1,921
	Seagate HDD Cayman
1,555	7.75%, 12/15/2018	1,722
	Sorenson Communications
1,405	10.50%, 02/01/2015 ■	1,047
	Stratus Technologies, Inc.
2,035	12.00%, 03/29/2015	1,791
	Viasystems, Inc.
1,600	12.00%, 01/15/2015 ■	1,712
		11,918
	Construction - 1.0%
	D.R. Horton, Inc.
1,610	6.50%, 04/15/2016	1,719
	Pulte Homes, Inc.
1,523	7.88%, 06/15/2032	1,340
	Shea Homes L.P.
2,071	8.63%, 05/15/2019 ■	2,071
		5,130
	Educational Services - 0.3%
	Laureate Education, Inc.
1,603	10.00%, 08/15/2015 ■	1,647

1

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 79.0% - (continued)
	Fabricated Metal Product Manufacturing - 0.3%
	BWAY Holding Co.
$1,473	10.00%, 06/15/2018	$1,606

	Finance and Insurance - 9.8%
	Ally Financial, Inc.
2,265	7.50%, 09/15/2020	2,429
1,757	8.30%, 02/12/2015	1,938
	CIT Group, Inc.
2,260	6.63%, 04/01/2018 ■	2,418
8,391	7.00%, 05/01/2017 ‡	8,401
	CNL Lifestyle Properties
2,584	7.25%, 04/15/2019	2,400
	Ford Motor Credit Co.
2,040	12.00%, 05/15/2015	2,545
	GMAC LLC
1,200	8.00%, 11/01/2031	1,274
	Hub International Holdings, Inc.
1,786	10.25%, 06/15/2015 ■	1,806
	Ineos Finance plc
2,775	9.00%, 05/15/2015 ■	2,865
	Liberty Mutual Group, Inc.
2,419	10.75%, 06/15/2058 ■	3,084
	Offshore Group Investments Ltd.
1,525	11.50%, 08/01/2015	1,689
	Penson Worldwide, Inc.
2,454	12.50%, 05/15/2017 ■	1,448
	Provident Funding Associates L.P.
1,832	10.13%, 02/15/2019 ■	1,383
3,464	10.25%, 04/15/2017 ■	3,317
	SLM Corp.
1,354	7.25%, 01/25/2022	1,368
	Springleaf Finance Corp.
10,193	6.90%, 12/15/2017	7,900
	Tomkins, Inc. LLC
1,668	9.00%, 10/01/2018	1,847
	UPCB Finance III Ltd.
2,015	6.63%, 07/01/2020 ■	2,055
		50,167
	Food Manufacturing - 0.5%
	JBS USA LLC
2,026	7.25%, 06/01/2021 ■	1,920
432	8.25%, 02/01/2020 ■	435
	Post Holdings, Inc.
347	7.38%, 02/15/2022 ■☼	359
		2,714
	Food Services - 0.6%
	Landry's Restaurants, Inc.
2,678	11.63%, 12/01/2015	2,872

	Health Care and Social Assistance - 5.2%
	Alere, Inc.
1,636	7.88%, 02/01/2016	1,701
	Amerigroup Corp.
1,732	7.50%, 11/15/2019	1,849
	Aurora Diagnostic Holdings
1,834	10.75%, 01/15/2018	1,809
	Biomet, Inc.
2,096	10.38%, 10/15/2017 Þ	2,274
	Examworks Group, Inc.
1,611	9.00%, 07/15/2019 ■	1,530
	HCA, Inc.
8,151	7.50%, 11/15/2095	6,256
1,724	8.50%, 04/15/2019	1,914
	Health Management Associates, Inc.
1,407	7.38%, 01/15/2020 ■	1,449
	LifePoint Hospitals, Inc.
1,953	6.63%, 10/01/2020	2,046
	Rite Aid Corp.
1,403	10.25%, 10/15/2019	1,580
	Tenet Healthcare Corp.
1,831	6.25%, 11/01/2018 ■	1,918
	Valeant Pharmaceuticals International
2,320	7.25%, 07/15/2022 ■	2,349
		26,675
	Information - 9.2%
	Charter Communications Holdings II LLC
1,302	13.50%, 11/30/2016	1,500
	Clearwire Corp.
3,659	12.00%, 12/01/2015 ■	3,449
	CSC Holdings LLC
1,798	6.75%, 11/15/2021 ■	1,933
	DISH DBS Corp.
3,322	7.88%, 09/01/2019	3,829
	Eileme 2 AB
738	11.63%, 01/31/2020 ■	751
	Evertec, Inc.
1,820	11.00%, 10/01/2018	1,916
	Frontier Communications Corp.
2,062	7.88%, 01/15/2027	1,768
	GXS Worldwide, Inc.
1,778	9.75%, 06/15/2015	1,742
	iGate Corp.
1,815	9.00%, 05/01/2016	1,928
	Intelsat Bermuda Ltd.
1,922	11.50%, 02/04/2017 Þ	1,931
	Intelsat Jackson Holdings Ltd.
4,746	8.50%, 11/01/2019	5,138
	Kabel Baden Wurttemberg GMBH & Co.
1,711	7.50%, 03/15/2019 ■	1,826
	Level 3 Financing, Inc.
4,355	10.00%, 02/01/2018	4,649
	Paetec Holding Corp.
1,361	9.88%, 12/01/2018	1,521
	Qwest Corp.
1,909	7.25%, 10/15/2035	1,909
	Sprint Nextel Corp.
2,103	9.00%, 11/15/2018 ■	2,266
2,840	11.50%, 11/15/2021 ■	2,939
	Trilogy International Partners LLC
2,346	10.25%, 08/15/2016 ■	2,064
	Videotron Ltee
1,651	9.13%, 04/15/2018	1,833
	Windstream Corp.
2,050	7.50%, 04/01/2023	2,122
		47,014

2

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 79.0% - (continued)
	Machinery Manufacturing - 0.6%
	Case New Holland, Inc.
$2,529	7.88%, 12/01/2017	$2,915

	Mining - 1.7%
	Arch Coal, Inc.
1,669	7.25%, 06/15/2021 ■	1,677
	FMG Resources Pty Ltd.
2,324	7.00%, 11/01/2015 ■	2,400
916	8.25%, 11/01/2019 ■	982
	Peabody Energy Corp.
2,075	6.00%, 11/15/2018 ■	2,137
	Taseko Mines Ltd.
1,541	7.75%, 04/15/2019	1,418
		8,614
	Miscellaneous Manufacturing - 1.1%
	BE Aerospace, Inc.
1,558	6.88%, 10/01/2020	1,710
	Reynolds Group Issuer, Inc.
1,275	7.88%, 08/15/2019 ■	1,374
2,515	9.00%, 04/15/2019 ■	2,502
		5,586
	Motor Vehicle and Parts Manufacturing - 2.1%
	Chrysler Group
2,570	8.25%, 06/15/2021 ■	2,454
	Ford Motor Co.
1,540	7.50%, 08/01/2026	1,679
2,824	9.22%, 09/15/2021	3,406
	TRW Automotive, Inc.
2,281	3.50%, 12/01/2015	3,382
		10,921
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Ardagh Packaging Finance
323	7.38%, 10/15/2017 ■	338

	Paper Manufacturing - 0.9%
	Mercer International, Inc.
1,925	9.50%, 12/01/2017	1,997
	Westvaco Corp.
2,102	8.20%, 01/15/2030	2,379
		4,376
	Petroleum and Coal Products Manufacturing - 6.7%
	Alon Refinancing Krotz Springs, Inc.
2,038	13.50%, 10/15/2014	2,140
	Alpha Natural Resources, Inc.
1,504	6.00%, 06/01/2019	1,493
	Bill Barrett Corp.
687	7.63%, 10/01/2019	699
1,180	9.88%, 07/15/2016 ‡	1,292
	Chaparral Energy, Inc.
1,637	9.88%, 10/01/2020	1,792
	Chesapeake Energy Corp.
1,905	6.88%, 08/15/2018	1,957
	Concho Resources, Inc.
1,614	7.00%, 01/15/2021	1,775
	Denbury Resources, Inc.
1,403	9.75%, 03/01/2016 ‡	1,568
	EV Energy Partners Finance
1,348	8.00%, 04/15/2019	1,392
	Headwaters, Inc.
1,566	7.63%, 04/01/2019	1,456
	Key Energy Services, Inc.
2,235	6.75%, 03/01/2021	2,291
	Newfield Exploration Co.
1,464	5.75%, 01/30/2022	1,555
	Plains Exploration & Production Co.
844	6.75%, 02/01/2022	918
	Regency Energy Partners L.P.
1,736	9.38%, 06/01/2016	1,927
	Rosetta Resources, Inc.
1,662	9.50%, 04/15/2018	1,795
	Sandridge Energy, Inc.
1,690	8.75%, 01/15/2020	1,791
	Targa Resources Partners
643	6.38%, 08/01/2022 ■	652
1,704	11.25%, 07/15/2017	1,926
	Venoco, Inc.
1,740	8.88%, 02/15/2019	1,496
	Western Refining, Inc.
1,858	11.25%, 06/15/2017 ■	2,100
	WPX Energy, Inc.
2,515	6.00%, 01/15/2022 ■	2,506
		34,521
	Pipeline Transportation - 2.5%
	Chesapeake Midstream Partners
1,913	5.88%, 04/15/2021 ■	1,927
1,033	6.13%, 07/15/2022 ■	1,051
	Dynegy Holdings, Inc.
5,679	0.00%, 06/01/2019 Ω	3,478
	Eagle Rock Energy Partners L.P.
1,743	8.38%, 06/01/2019 ■	1,778
	El Paso Corp.
2,218	7.80%, 08/01/2031	2,600
	Energy Transfer Equity L.P.
1,757	7.50%, 10/15/2020	1,942
		12,776
	Plastics and Rubber Products Manufacturing - 0.8%
	Plastipak Holdings, Inc.
1,604	10.63%, 08/15/2019 ■	1,813
	Sealed Air Corp.
374	8.13%, 09/15/2019 ■	414
508	8.38%, 09/15/2021 ■	571
	Titan International, Inc.
1,456	7.88%, 10/01/2017	1,538
		4,336
	Primary Metal Manufacturing - 0.7%
	Aleris International, Inc.
1,993	7.63%, 02/15/2018	2,018
	Novelis, Inc.
1,608	8.38%, 12/15/2017	1,765
		3,783
	Printing and Related Support Activities - 0.9%
	Harland Clarke Holdings Corp.
2,800	9.50%, 05/15/2015	2,240

3

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 79.0% - (continued)
	Printing and Related Support Activities - 0.9% - (continued)
	Sheridan (The) Group, Inc.
$2,590	12.50%, 04/15/2014	$2,150
		4,390
	Professional, Scientific and Technical Services - 2.4%
	Affinion Group, Inc.
7,850	11.50%, 10/15/2015	6,967
4,581	11.63%, 11/15/2015	3,871
	Global Geophysical Services, Inc.
1,814	10.50%, 05/01/2017	1,696
		12,534
	Rail Transportation - 0.4%
	RailAmerica, Inc.
1,741	9.25%, 07/01/2017	1,937

	Real Estate, Rental and Leasing - 2.6%
	Ashtead Capital, Inc.
1,809	9.00%, 08/15/2016 ■	1,895
	Avis Budget Car Rental LLC
2,518	9.63%, 03/15/2018	2,751
	International Lease Finance Corp.
2,270	8.88%, 09/01/2017	2,503
	Maxim Crane Works L.P.
1,841	12.25%, 04/15/2015 ■	1,712
	Realogy Corp.
1,155	7.63%, 01/15/2020 ■☼	1,155
1,501	11.00%, 04/15/2014 Þ	1,411
	United Rentals North America, Inc.
1,797	8.38%, 09/15/2020	1,828
		13,255
	Retail Trade - 4.8%
	Amerigas Partners L.P.
2,266	6.25%, 08/20/2019	2,255
	Building Materials Corp.
2,001	7.50%, 03/15/2020 ■	2,168
	Dollar General Corp.
2,210	11.88%, 07/15/2017 Þ	2,439
	Hillman Group, Inc.
2,174	10.88%, 06/01/2018	2,234
	J.C. Penney Co., Inc.
2,124	7.63%, 03/01/2097	1,904
	Jaguar Land Rover plc
2,504	8.13%, 05/15/2021 ■	2,454
	Liz Claiborne, Inc.
1,955	10.50%, 04/15/2019 ■	2,126
	Masonite International Co.
1,840	8.25%, 04/15/2021 ■	1,881
	Nebraska Book Co.
1,842	10.00%, 05/15/2012 Ψ	1,349
	Sears Holdings Corp.
1,836	6.63%, 10/15/2018	1,492
	Supervalu, Inc.
2,269	8.00%, 05/01/2016	2,360
	Toys R Us, Inc.
1,801	7.38%, 09/01/2016 ■	1,828
		24,490
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Yankee Candle Co.
2,396	10.25%, 02/15/2016	2,282

	Textile Product Mills - 0.4%
	Interface, Inc.
1,663	7.63%, 12/01/2018	1,792

	Transit and Ground Passenger Transportation - 0.4%
	Emergency Medical Services Corp.
1,844	8.13%, 06/01/2019	1,881

	Truck Transportation - 0.8%
	Swift Transportation Co., Inc.
3,714	12.50%, 05/15/2017 ■	3,988

	Utilities - 3.3%
	AES Corp.
1,636	9.75%, 04/15/2016 ‡	1,922
	Calpine Corp.
4,405	7.88%, 01/15/2023 ■	4,724
	Edison Mission Energy
5,713	7.00%, 05/15/2017	3,314
	Energy Future Intermediate Holding Co. LLC
2,535	10.00%, 12/01/2020	2,732
	NRG Energy, Inc.
3,212	8.50%, 06/15/2019	3,228
	Reliant Energy, Inc.
1,226	9.24%, 07/02/2017	1,177
		17,097
	Water Transportation - 0.7%
	Seven Seas Cruises
1,612	9.13%, 05/15/2019 ■	1,648
	Ship Finance International Ltd.
1,931	8.50%, 12/15/2013	1,849
		3,497
	Wholesale Trade - 0.9%
	Spectrum Brands, Inc.
2,368	12.00%, 08/28/2019 Þ	2,587
	U.S. Foodservice, Inc.
1,885	8.50%, 06/30/2019 ■	1,873
		4,460
	Total corporate bonds
	(cost $400,510)	$404,303

SENIOR FLOATING RATE INTERESTS ♦ - 5.7%
	Air Transportation - 0.4%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$1,917	4.27%, 11/29/2013 ±⌂	$1,812

	Arts, Entertainment and Recreation - 0.5%
	Chester Downs and Marina LLC, Loan
877	12.38%, 07/31/2016 ±	882
	Revel Entertainment Group LLC
1,734	9.00%, 02/17/2017 ±	1,667
		2,549

4

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 5.7% - (continued)
	Finance and Insurance - 1.1%
	Asurion Corp., Second Lien Term Loan
$1,517	9.00%, 05/24/2019 ±		$1,515
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Committment
230	8.75%, 12/17/2017 ±		222
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Committment
547	8.75%, 12/17/2017 ±		530
	Nuveen Investments, Inc., Second Lien Term Loan
3,339	12.50%, 07/31/2015 ±		3,467
			5,734
	Information - 0.7%
	WideOpenWest Finance LLC, Second Lien Term Loan
4,165	6.53%, 06/29/2015 ±Þ		3,770

	Motor Vehicle and Parts Manufacturing - 1.7%
	General Motors Co.
9,860	0.38%, 10/27/2015 ◊☼		8,714

	Petroleum and Coal Products Manufacturing - 0.2%
	Dynegy Power LLC
1,113	9.25%, 08/05/2016 ±		1,135

	Retail Trade - 1.1%
	Easton-Bell Sports, Inc.
5,815	11.50%, 12/31/2015 ±⌂Þ		5,640

	Total senior floating rate interests
	(cost $30,518)		$29,354

U.S. GOVERNMENT SECURITIES - 13.7%
U.S. Treasury Securities - 13.7%
	U.S. Treasury Notes - 13.7%
$69,610	1.88%, 06/15/2012		$70,069

	Total U.S. government securities
	(cost $70,075)		$70,069

COMMON STOCKS - 0.2%
	Energy - 0.2%
104,552	KCA Deutag ⌂●†		$910

	Software & Services - 0.0%
16	Stratus Technologies, Inc. ⌂●†		–

	Total common stocks
	(cost $1,417)		$910

PREFERRED STOCKS - 0.7%
	Automobiles & Components - 0.7%
91	General Motors Co., 4.75% ۞		$3,653

	Software & Services - 0.0%
4	Stratus Technologies, Inc. ⌂†		–

	Total preferred stocks
	(cost $4,027)		$3,653

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
1	ASG Consolidated LLC ⌂■		$111

	Total warrants
	(cost $31)		$111

	Total long-term investments
	(cost $509,924)		$510,720

SHORT-TERM INVESTMENTS - 0.0%
Investment Pools and Funds - 0.0%
23	JP Morgan U.S. Government Money Market Fund		$23
–	Wells Fargo Advantage Government Money Market Fund		–
			23
	Total short-term investments
	(cost $23)		$23

	Total investments
	(cost $509,947) ▲	99.8%	$510,743
	Other assets and liabilities	0.2%	984
	Total net assets	100.0%	$511,727

5

The Hartford High Yield Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 6.2% of total net assets at January 31, 2012.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $511,610 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,409
Unrealized Depreciation	(13,276)
Net Unrealized Depreciation	$(867)

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $910, which represents 0.2% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2012.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2012.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $135,652, which represents 26.5% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $12,019 at January 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2010 - 07/2010	1	ASG Consolidated LLC Warrants - 144A	31
11/2010 - 11/2011	$5,815	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	5,766
03/2011	104,552	KCA Deutag	1,417
01/2011 - 11/2011	$1,917	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.27%, 11/29/2013	1,773
02/2007	$920	Soundview NIM Trust, 0.00%, 12/25/2036 - 144A	916
03/2010 - 07/2010	16	Stratus Technologies, Inc.	–
03/2010 - 07/2010	4	Stratus Technologies, Inc. Preferred	–

  At January 31, 2012, the aggregate value of these securities was $8,473, which represents 1.7% of total net assets.

Þ	This security may pay interest in additional principal instead of cash.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Baa / BBB	2.1%
Ba / BB	16.7
B	41.9
Caa / CCC or Lower	21.8
Unrated	2.7
U.S. Government Agencies and Securities	13.7
Non Debt Securities and Other Short-Term Instruments	0.9
Other Assets & Liabilities	0.2
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$2,320	$–	$2,320	$–
Common Stocks ‡	910	–	–	910
Corporate Bonds	404,303	–	402,616	1,687
Preferred Stocks	3,653	3,653	–	–
Senior Floating Rate Interests	29,354	–	29,354	–
U.S. Government Securities	70,069	–	70,069	–
Warrants	111	111	–	–
Short-Term Investments	23	23	–	–
Total	$510,743	$3,787	$504,359	$2,597

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Common Stocks	910	—	—	*	—	—	—	—	—	910
Corporate Bonds	1,169	—	(48	)†	(1)	567	—	—	—	1,687
Total	$2,079	$—	$(48)		$(1)	$567	$—	$—	$—	$2,597

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(48).

7

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Nationstar Home Equity Loan Trust
$33	0.00%, 03/25/2037 ⌂■●†	$–

	Total asset & commercial mortgage backed securities
	(cost $33)	$–

U.S. GOVERNMENT AGENCIES - 0.0%
	Federal National Mortgage Association - 0.0%
$5	9.75%, 07/01/2020	$6
3	10.50%, 12/01/2018	3
1	11.50%, 07/01/2015	–
		9
	Government National Mortgage Association - 0.0%
5	11.00%, 12/20/2015 - 12/20/2018	6

	Total U.S. government agencies
	(cost $14)	$15

U.S. GOVERNMENT SECURITIES - 99.4%
Other Direct Federal Obligations - 1.1%
	Federal Home Loan Bank - 1.1%
$25,355	0.88%, 12/12/2014	$25,625

U.S. Treasury Securities - 98.3%
	U.S. Treasury Bonds - 30.6%
91,885	1.75%, 01/15/2028 ◄	122,899
49,455	2.00%, 01/15/2026 ◄	71,194
86,910	2.13%, 02/15/2040 ◄	126,758
178,860	2.38%, 01/15/2025 - 01/15/2027 ◄	274,123
82,310	2.50%, 01/15/2029 ◄	119,003
5,000	3.63%, 04/15/2028 ◄	10,677
		724,654
	U.S. Treasury Notes - 67.7%
146,545	0.13%, 04/15/2016 - 01/15/2022 ◄	157,819
30,000	0.25%, 09/15/2014	29,981
175,075	0.50%, 04/15/2015 ◄	194,001
86,000	0.63%, 07/15/2021 ◄	94,935
189,175	1.13%, 01/15/2021 ◄	223,734
93,040	1.25%, 04/15/2014 - 07/15/2020 ◄	108,359
203,580	1.38%, 07/15/2018 - 01/15/2020 ◄	247,416
43,400	1.63%, 01/15/2015 ◄	56,140
58,700	1.88%, 07/15/2015 ◄	76,322
213,110	2.00%, 01/15/2014 - 01/15/2016 ◄ØΘ	277,029
44,330	2.13%, 01/15/2019 ◄	56,582
60,000	2.63%, 07/15/2017 ◄	79,461
		1,601,779
		2,326,433
	Total U.S. government securities
	(cost $2,190,503)	$2,352,058

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
Interest Rate Contracts - 0.0%
	5 Year U.S. Treasury Note
2	Expiration: 03/23/2012, Exercise Rate: 123.75%	$509

	Total put options purchased
	(cost $539)	$509

	Total long-term investments
	(cost $2,191,089)	$2,352,582

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.4%
Investment Pools and Funds - 0.0%
–	JP Morgan U.S. Government Money Market Fund		$–

Repurchase Agreements - 0.1%
Deutsche Bank Securities TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $861,
collateralized by U.S. Treasury Bond
4.75%, 2037, U.S. Treasury Note 2.63%,
	2020, value of $878)
$861	0.20%, 1/31/2012		861
RBC Capital Markets Corp. TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $1,363,
collateralized by U.S. Treasury Bill 0.01% -
0.05%, 2012, U.S. Treasury Bond 4.38%,
2041, U.S. Treasury Note 0.25% - 1.38%,
	2014 - 2018, value of $1,390)
1,363	0.13%, 1/31/2012		1,363
RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing
on 02/01/2012 in the amount of $1,056,
collateralized by U.S. Treasury Bond
4.50%, 2038, U.S. Treasury Note 0.38%,
	2013, value of $1,077)
1,056	0.18%, 1/31/2012		1,056
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $98, collateralized by U.S. Treasury Note 4.25%, 2013, value of $100)
98	0.20%, 1/31/2012		98
			3,378
	U.S. Treasury Bills - 0.3%
6,000	1.93%, 2/2/2012 □○		6,000

	Total short-term investments
	(cost $9,378)		$9,378

	Total investments
	(cost $2,200,467) ▲	99.8%	$2,361,960
	Other assets and liabilities	0.2%	5,836
	Total net assets	100.0%	$2,367,796

1

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $2,203,045 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$161,556
Unrealized Depreciation	(2,641)
Net Unrealized Appreciation	$158,915

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value and percentage of net assets of these securities rounds to zero.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value and percentage of net assets of these securities rounds to zero.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at January 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	550	Short	03/21/2012	$72,738	$72,104	$(634)
30 Year U.S. Treasury Bond	650	Short	03/21/2012	94,534	92,425	(2,109)
U.S. Ultra Bond	275	Long	03/21/2012	43,992	43,546	446
						$(2,297)

*	The number of contracts does not omit 000's.

Θ	At January 31, 2012, this security, or a portion of this security, is designated to cover written call options in the table below:

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
U.S. Ultra Bond	Interest Rate	$160.00	02/24/2012	250	$688	$289	$(399)
U.S. Ultra Bond	Interest Rate	$161.00	02/24/2012	250	574	249	(325)
					$1,262	$538	$(724)

*	The number of contracts does not omit 000's.

Ø	This security, or a portion of this security, collateralized the written put options in the table below:

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	Interest Rate	$141.00	02/24/2012	1,500	$586	$762	$176
5 Year U.S. Treasury Note	Interest Rate	$123.25	03/23/2012	1,630	267	301	34
					$853	$1,063	$210

*	The number of contracts does not omit 000's.

2

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$33	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	33

The aggregate value and percentage of net assets of these securities at January 31, 2012, rounds to zero.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality

as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Caa / CCC or Lower	0.0
U.S. Government Agencies and Securities	99.7
Non Debt Securities and Other Short-Term Instruments	0.1
Other Assets & Liabilities	0.2
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

3

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Put Options Purchased	509	509	–	–
U.S. Government Agencies	15	–	15	–
U.S. Government Securities	2,352,058	276,822	2,075,236	–
Short-Term Investments	9,378	–	9,378	–
Total	$2,361,960	$277,331	$2,084,629	$–
Futures *	446	446	–	–
Written Options *	210	210	–	–
Total	$656	$656	$–	$–
Liabilities:
Futures *	2,743	2,743	–	–
Written Options *	724	724	–	–
Total	$3,467	$3,467	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance		Change in							Balance
	as of	Realized	Unrealized					Transfers	Transfers	as of
	October	Gain	Appreciation		Net			Into	Out of	January
	31, 2011	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—		$—	$—	$—	$—	$—	$—

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 is zero.

4

The Hartford International Growth Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8%
	Australia - 2.0%
144	Challenger Financial Services Group Ltd.	$674
54	Sonic Healthcare Ltd.	647
220	Transurban Group	1,282
		2,603
	Austria - 1.0%
14	Andritz AG	1,262

	Brazil - 1.8%
44	Cetip S.A. - Balcao Organizado	682
22	Cia Brasileira de Meios de Pagamentos	661
42	Cia. Hering	1,002
		2,345
	Canada - 5.7%
37	Barrick Gold Corp.	1,802
100	CAE, Inc.	1,104
44	CGI Group, Inc. Class A ●	895
82	Methanex Corp.	2,230
25	SNC-Lavalin Group, Inc.	1,281
		7,312
	China - 1.4%
8	Baidu, Inc. ADR ●	1,001
410	Dongfeng Motor Group Co., Ltd.	766
		1,767
	Colombia - 0.8%
72	Almacenes Exito S.A.	982

	Finland - 1.8%
43	Outotec Oyj	2,290

	France - 11.8%
439	Alcatel S.A. ●	775
9	Bureau Veritas S.A.	648
27	Cie Generale d'Optique Essilor International S.A.	1,972
62	Club Mediterranee ●	1,233
13	Dassault Systemes S.A.	1,100
17	Groupe Danone	1,032
8	LVMH Moet Hennessy Louis Vuitton S.A.	1,259
18	Neopost S.A.	1,288
55	Safran S.A.	1,719
21	Schneider Electric S.A.	1,334
10	Technip S.A.	929
16	Vallourec	1,114
8	Zodiac Aerospace	724
		15,127
	Germany - 6.9%
16	Adidas-Salomon AG	1,149
30	Fresenius Medical Care AG & Co.	2,165
12	Fresenius SE & Co. KGaA	1,245
19	Hannover Rueckversicherung AG	1,019
7	Hugo Boss AG	654
30	SAP AG	1,841
40	United Internet AG	758
		8,831
	Hong Kong - 6.2%
304	AAC Technologies Holdings, Inc.	741
314	AIA Group Ltd.	1,046
86	China Mobile Ltd.	874
664	Daphne International Holdings Ltd.	856
1,256	Legend Holdings Ltd.	1,005
605	Li & Fung Ltd.	1,317
501	Samsonite International S.A. ●	794
620	Shangri-La Asia Ltd.	1,287
		7,920
	India - 0.6%
67	Sun Pharmeceutical Industries Ltd.	742

	Indonesia - 0.7%
1,165	PT Bank Rakyat Indonesia	885

	Ireland - 2.0%
76	Experian plc	1,035
45	Shire plc	1,491
		2,526
	Israel - 3.2%
27	Check Point Software Technologies Ltd. ADR ●	1,516
59	Teva Pharmaceutical Industries Ltd. ADR	2,662
		4,178
	Italy - 0.7%
54	Salvatore Ferragamo Italia S.p.A. ●	907

	Japan - 8.0%
14	Benesse Holdings, Inc.	652
80	Bridgestone Corp.	1,840
17	FamilyMart Co., Ltd.	682
26	Gree, Inc.	743
75	IBJ Leasing Co., Ltd.	1,876
18	Kakaku.com, Inc.	598
1	Rakuten, Inc.	659
30	Sega Sammy Holdings, Inc.	642
38	Start Today Co., Ltd.	751
29	West Japan Railway Co.	1,218
50	Yusen Logistics Co. Ltd.	683
		10,344
	Luxembourg - 1.4%
7	Millicom International Cellular SDR	731
46	SES Global S.A.	1,079
		1,810
	Malaysia - 0.6%
636	AirAsia Berhad	741

	Netherlands - 0.7%
22	ASML Holding N.V.	958

	Norway - 1.9%
137	Petroleum Geo-Services ●	1,764
44	Telenor ASA	713
		2,477
	Panama - 0.8%
15	Copa Holdings S.A. Class A	1,022

1

The Hartford International Growth Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Portugal - 0.5%
40	Jeronimo Martins ●		$673

	Russia - 0.5%
35	Mining and Metallurgical Co. Norilsk Nickel ADR		682

	South Korea - 2.2%
30	Hynix Semiconductor, Inc. ●		713
4	Hyundai Motor Co., Ltd.		719
1	Samsung Electronics Co., Ltd.		1,383
			2,815
	Sweden - 1.7%
38	Getinge AB Class B		1,034
34	Swedish Match Ab		1,190
			2,224
	Switzerland - 3.9%
27	CIE Financiere Richemont S.A.		1,535
11	Roche Holding AG		1,873
–	SGS S.A.		808
45	Temenos Group AG ●		810
			5,026
	Thailand - 0.9%
587	CP All plc		1,111

	United Kingdom - 24.5%
187	Aberdeen Asset Management plc		705
177	Arm Holdings plc		1,701
117	Babcock International Group plc		1,347
55	BG Group plc		1,231
46	British American Tobacco plc		2,129
42	Burberry Group plc		899
217	Compass Group plc		2,021
47	Diageo Capital plc		1,042
18	ENSCO International plc		955
59	GlaxoSmithKline plc		1,319
64	Imperial Tobacco Group plc		2,296
34	Intertek Group plc		1,148
92	Jardine Lloyd Thompson Group plc		988
128	Lancashire Holdings Ltd.		1,388
26	Next plc		1,085
33	Rio Tinto plc		1,960
236	Rolls-Royce Holdings plc		2,746
54	Spectris plc		1,308
41	Standard Chartered plc		985
58	Unilever plc		1,859
52	Virgin Media, Inc.		1,231
71	Xstrata plc		1,213
			31,556
	United States - 3.6%
30	Covidien plc		1,545
20	Liberty Global, Inc. ●		936
23	Netease.com, Inc. ●		1,105
20	Open Text Corp. ●		993
			4,579
	Total common stocks
	(cost $118,217)		$125,695

PREFERRED STOCKS – 0.8%
	Brazil - 0.8%
50	Banco Itau Holding		1,009

	Total preferred stocks
	(cost $941)		$1,009

	Total long-term investments		$126,704
	(cost $119,158)

SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing
on 02/01/2012 in the amount of $548,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$559)
$548	0.22%, 1/31/2012		$548
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $55, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $56)
55	0.22%, 1/31/2012		55
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $607, | collateralized by GNMA 4.00%, 2040 - 2041, value of $619)
607	0.24%, 1/31/2012		607
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $348, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $355)
348	0.22%, 1/31/2012		348
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $4, collateralized by U.S. Treasury Note 1.75%, 2013, value of $4)
4	0.18%, 1/31/2012		4
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $125, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $128)
125	0.24%, 1/31/2012		125
			1,687
	Total short-term investments
	(cost $1,687)		$1,687

	Total investments
	(cost $120,845) ▲	99.9%	$128,391
	Other assets and liabilities	0.1%	150
	Total net assets	100.0%	$128,541

2

The Hartford International Growth Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 95.0% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $121,067 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,613
Unrealized Depreciation	(4,289)
Net Unrealized Appreciation	$7,324

●	Non-income producing.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	Deutsche Bank Securities	Buy	$542	$547	02/01/2012	$(5)
Japanese Yen	Deutsche Bank Securities	Sell	1,612	1,596	02/01/2012	(16)
						$(21)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Growth Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Industry

as of January 31, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	2.6%
Banks (Financials)	2.2
Capital Goods (Industrials)	10.6
Commercial & Professional Services (Industrials)	3.9
Consumer Durables & Apparel (Consumer Discretionary)	6.8
Consumer Services (Consumer Discretionary)	4.0
Diversified Financials (Financials)	3.1
Energy (Energy)	3.8
Food & Staples Retailing (Consumer Staples)	2.7
Food, Beverage & Tobacco (Consumer Staples)	7.4
Health Care Equipment & Services (Health Care)	6.7
Insurance (Financials)	3.5
Materials (Materials)	6.1
Media (Consumer Discretionary)	2.5
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	6.3
Retailing (Consumer Discretionary)	3.7
Semiconductors & Semiconductor Equipment (Information Technology)	3.7
Software & Services (Information Technology)	9.4
Technology Hardware & Equipment (Information Technology)	4.0
Telecommunication Services (Services)	1.8
Transportation (Industrials)	3.8
Short-Term Investments	1.3
Other Assets and Liabilities	0.1
Total	100.0%

4

The Hartford International Growth Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$2,603	$–	$2,603	$–
Austria	1,262	–	1,262	–
Brazil	2,345	2,345	–	–
Canada	7,312	7,312	–	–
China	1,767	1,001	766	–
Colombia	982	982	–	–
Finland	2,290	–	2,290	–
France	15,127	–	15,127	–
Germany	8,831	–	8,831	–
Hong Kong	7,920	–	7,920	–
India	742	–	742	–
Indonesia	885	–	885	–
Ireland	2,526	–	2,526	–
Israel	4,178	4,178	–	–
Italy	907	–	907	–
Japan	10,344	–	10,344	–
Luxembourg	1,810	–	1,810	–
Malaysia	741	–	741	–
Netherlands	958	–	958	–
Norway	2,477	–	2,477	–
Panama	1,022	1,022	–	–
Portugal	673	–	673	–
Russia	682	682	–	–
South Korea	2,815	–	2,815	–
Sweden	2,224	–	2,224	–
Switzerland	5,026	–	5,026	–
Thailand	1,111	1,111	–	–
United Kingdom	31,556	2,186	29,370	–
United States	4,579	4,579	–	–
Total	125,695	25,398	100,297	–
Preferred Stocks	1,009	1,009	–	–
Short-Term Investments	1,687	–	1,687	–
Total	$128,391	$26,407	$101,984	$–
Liabilities:
Foreign Currency Contracts*	21	–	21	–
Total	$21	$–	$21	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 91.9%
	Australia - 0.2%
318	Aquarius Platinum Ltd.	$858

	Belgium - 1.2%
127	Umicore	5,916

	Brazil - 5.4%
50	Banco do Estado do Rio Grande do Sul S.A.	579
509	CCR S.A.	3,542
123	Cetip S.A. - Balcao Organizado	1,898
361	Itau Unibanco Banco Multiplo S.A. ADR	7,212
453	JSL S.A.	1,903
90	Localiza Rent a Car S.A.	1,475
1,063	PDG Realty S.A.	4,305
160	Petroleo Brasileiro S.A. ADR	4,891
84	Raia Drogasil S.A.	696
		26,501
	Canada - 1.6%
45	Canadian Natural Resources Ltd.	1,769
63	EnCana Corp.	1,211
99	Kinross Gold Corp.	1,119
68	Potash Corp. of Saskatchewan, Inc.	3,178
57	Talisman Energy, Inc.	684
		7,961
	Chile - 0.5%
139	Enersis S.A. ADR	2,541

	China - 2.1%
1,949	China Pacific Insurance	6,473
381	CITIC Securities Co., Ltd. ●	752
1,560	Dongfeng Motor Group Co., Ltd.	2,915
384	Shandong Weigao Group Medical Polymer Co., Ltd.	354
		10,494
	Denmark - 0.3%
75	DSV A/S	1,528

	Finland - 0.6%
5	Kone Oyj Class B	287
71	Nokian Rendaat Oyj	2,555
		2,842
	France - 11.6%
69	Accor S.A.	2,091
109	Cie Generale d'Optique Essilor International S.A.	8,015
176	Groupe Danone	10,865
60	Michelin (C.G.D.E.) Class B	4,096
93	Pernod-Ricard	8,950
165	Safran S.A.	5,141
95	Schneider Electric S.A.	5,906
34	Technip S.A.	3,193
47	Unibail-Rodamco SE	8,963
		57,220
	Germany - 6.5%
40	Allianz SE	4,357
108	Beiersdorf AG	6,480
86	Continental AG	6,888
15	GSW Immobilien AG ●	473
961	Infineon Technologies AG	8,808
83	SAP AG	4,997
		32,003
	Hong Kong - 3.9%
2,759	AIA Group Ltd.	9,201
688	ENN Energy Holdings Ltd.	2,090
395	Hengan International Group Co., Ltd.	3,520
1,021	Shangri-La Asia Ltd.	2,118
163	Sun Hung Kai Properties Ltd.	2,255
		19,184
	India - 0.6%
394	Bharti Televentures	2,908

	Ireland - 1.8%
201	CRH plc	4,000
345	Elan Corp. plc ADR ●	4,701
		8,701
	Israel - 1.2%
131	Teva Pharmaceutical Industries Ltd. ADR	5,921

	Italy - 1.9%
2,135	Snam S.p.A.	9,623

	Japan - 10.1%
65	Acom Co., Ltd.	1,172
113	Daiichi Sankyo Co., Ltd.	2,161
66	Daito Trust Construction Co., Ltd.	6,251
101	Eisai Co., Ltd.	4,195
51	FamilyMart Co., Ltd.	2,081
34	Fanuc Corp.	5,725
38	Fast Retailing Co., Ltd.	7,494
–	Inpex Corp.	2,873
236	JS Group Corp.	4,883
125	Komatsu Ltd.	3,528
957	Mitsubishi UFJ Financial Group, Inc.	4,420
314	Mitsui Fudosan Co., Ltd.	5,182
		49,965
	Jersey - 0.1%
84	Glencore International plc	548

	Malaysia - 0.2%
1,067	AirAsia Berhad	1,244

	Netherlands - 1.6%
64	ASML Holding N.V. ADR	2,764
374	ING Groep N.V. ●	3,415
53	Unilever N.V. CVA	1,767
		7,946
	Norway - 0.8%
228	Telenor ASA	3,721

	Russia - 1.0%
319	Sberbank ●	3,830
42	X5 Retail Group N.V. ●§	932
		4,762

1

The Hartford International Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 91.9% - (continued)
	South Korea - 2.0%
10	Samsung Electronics Co., Ltd.		$9,746

	Sweden - 2.7%
189	Assa Abloy Ab		5,145
283	Skf Ab B Shares		6,705
126	Volvo Ab Class B		1,633
			13,483
	Switzerland - 10.0%
60	Adecco S.A.		2,877
32	CIE Financiere Richemont S.A.		1,844
8	Givaudan		7,034
42	Kuehne & Nagel International AG		5,353
65	Roche Holding AG		10,984
2	SGS S.A.		4,349
130	Swiss Re Ltd.		7,075
711	UBS AG		9,696
			49,212
	Taiwan - 3.1%
1,329	Synnex Technology International Corp.		3,279
3,722	Taiwan Semiconductor Manufacturing Co., Ltd.		9,874
1,596	WPG Holdings Co., Ltd.		2,234
			15,387
	United Kingdom - 20.3%
124	AstraZeneca plc		5,950
486	Barclays Bank plc ADR		1,629
522	BG Group plc		11,753
1,342	BP plc		10,098
139	British American Tobacco plc		6,412
150	ENSCO International plc		7,885
188	Imperial Tobacco Group plc		6,738
81	Intercontinental Hotels Group		1,653
1,155	National Grid plc		11,504
122	Rio Tinto plc		7,366
931	Rolls-Royce Holdings plc		10,814
159	Standard Chartered plc		3,849
1,120	Tesco plc		5,648
3,386	Vodafone Group plc		9,134
			100,433
	United States - 0.6%
88	Carnival Corp.		2,642
14	Michael Kors Holdings Ltd. ●		418
			3,060
	Total common stocks
	(cost $444,575)		$453,708

	Total long-term investments
	(cost $444,575)		$453,708

SHORT-TERM INVESTMENTS - 5.0%
	Repurchase Agreements - 5.0%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing
on 02/01/2012 in the amount of $8,099,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041,
GNMA 3.00% - 6.00%, 2027 - 2044,
	value of $8,261)
$8,099	0.22%, 1/31/2012		$8,099
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $809, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $825)
809	0.22%, 1/31/2012		809
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $8,977, collateralized by GNMA 4.00%, 2040 - 2041, value of $9,156)
8,977	0.24%, 1/31/2012		8,977
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $5,139, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $5,242)
5,139	0.22%, 1/31/2012		5,139
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $60, collateralized by U.S. Treasury Note 1.75%, 2013, value of $62)
60	0.18%, 1/31/2012		60
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,850, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $1,887)
1,850	0.24%, 1/31/2012		1,850
			24,934
	Total short-term investments
	(cost $24,934)		$24,934

	Total investments
	(cost $469,509) ▲	96.9%	$478,642
	Other assets and liabilities	3.1%	15,311
	Total net assets	100.0%	$493,953

2

The Hartford International Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 91.3% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $477,101 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,238
Unrealized Depreciation	(22,697)
Net Unrealized Appreciation	$1,541

●	Non-income producing.
§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $932, which represents 0.2% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	UBS AG	Sell	$1,392	$1,392	02/03/2012	$–
Canadian Dollar	Banc of America Securities	Buy	308	308	02/03/2012	–
Euro	Banc of America Securities	Sell	483	484	02/02/2012	1
Euro	Deutsche Bank Securities	Sell	1,212	1,223	02/01/2012	11
Euro	Deutsche Bank Securities	Sell	2,915	2,914	02/03/2012	(1)
Japanese Yen	Deutsche Bank Securities	Sell	1,248	1,247	02/03/2012	(1)
Japanese Yen	Deutsche Bank Securities	Buy	1,515	1,500	02/01/2012	15
Swiss Franc	RBS Securities	Sell	323	325	02/01/2012	2
						$27

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Industry

as of January 31, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	3.3%
Banks (Financials)	4.4
Capital Goods (Industrials)	10.1
Commercial & Professional Services (Industrials)	1.5
Consumer Durables & Apparel (Consumer Discretionary)	1.3
Consumer Services (Consumer Discretionary)	1.7
Diversified Financials (Financials)	3.4
Energy (Energy)	9.0
Food & Staples Retailing (Consumer Staples)	1.9
Food, Beverage & Tobacco (Consumer Staples)	7.0
Health Care Equipment & Services (Health Care)	1.7
Household & Personal Products (Consumer Staples)	2.0
Insurance (Financials)	5.5
Materials (Materials)	6.1
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	6.9
Real Estate (Financials)	4.7
Retailing (Consumer Discretionary)	1.5
Semiconductors & Semiconductor Equipment (Information Technology)	6.3
Software & Services (Information Technology)	1.0
Technology Hardware & Equipment (Information Technology)	1.1
Telecommunication Services (Services)	3.2
Transportation (Industrials)	3.1
Utilities (Utilities)	5.2
Short-Term Investments	5.0
Other Assets and Liabilities	3.1
Total	100.0%

4

The Hartford International Opportunities Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$858	$–	$858	$–
Belgium	5,916	–	5,916	–
Brazil	26,501	26,501	–	–
Canada	7,961	7,961	–	–
Chile	2,541	2,541	–	–
China	10,494	752	9,742	–
Denmark	1,528	–	1,528	–
Finland	2,842	–	2,842	–
France	57,220	–	57,220	–
Germany	32,003	–	32,003	–
Hong Kong	19,184	–	19,184	–
India	2,908	–	2,908	–
Ireland	8,701	4,701	4,000	–
Israel	5,921	5,921	–	–
Italy	9,623	–	9,623	–
Japan	49,965	–	49,965	–
Jersey	548	–	548	–
Malaysia	1,244	–	1,244	–
Netherlands	7,946	2,764	5,182	–
Norway	3,721	–	3,721	–
Russia	4,762	4,762	–	–
South Korea	9,746	–	9,746	–
Sweden	13,483	–	13,483	–
Switzerland	49,212	–	49,212	–
Taiwan	15,387	–	15,387	–
United Kingdom	100,433	7,885	92,548	–
United States	3,060	3,060	–	–
Total	453,708	66,848	386,860	–
Short-Term Investments	24,934	–	24,934	–
Total	$478,642	$66,848	$411,794	$–
Foreign Currency Contracts*	29	–	29	–
Total	$29	$–	$29	$–
Liabilities:
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford International Small Company Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9%
	Australia - 9.9%
278	Aquarius Platinum Ltd.	$751
325	Boral Ltd.	1,394
14	Cochlear Ltd.	852
193	Domino's Pizza Enterprises Ltd.	1,514
236	Karoon Gas Australia Ltd. ●	1,296
42	Monadelphous Group Ltd.	987
996	NRW Holdings Ltd.	3,200
242	SAI Global Ltd.	1,272
203	Seek Ltd.	1,134
88	Sims Metal Management Ltd.	1,409
548	Skilled Group Ltd.	1,019
165	Whitehaven Coal Ltd.	997
63	Worleyparsons Ltd.	1,812
		17,637
	Austria - 2.4%
22	Andritz AG	2,033
14	Schoeller-Bleckmann Oilfield Equipment AG	1,175
62	Zumbotel AG	1,122
		4,330
	Belgium - 1.7%
21	CFE	1,136
39	D'ieteren S.A.	1,957
		3,093
	Brazil - 3.4%
165	Arezzo Industria e Comercio S.A.	2,755
104	Cetip S.A. - Balcao Organizado	1,609
106	Localiza Rent a Car S.A.	1,742
		6,106
	Canada - 0.6%
43	Pacific Rubiales Energy Corp.	1,087

	China - 0.6%
39	Ctrip.com International Ltd. ADR ●	982

	Denmark - 0.7%
65	DSV A/S	1,335

	Finland - 1.6%
40	Nokian Rendaat Oyj	1,443
73	Tikkurila Oy	1,391
		2,834
	France - 5.2%
39	Accor S.A.	1,176
9	Bollore	1,910
44	CFAO	1,502
24	Eurazeo	1,054
26	Imerys S.A.	1,469
13	Vallourec	849
17	Wendel	1,274
		9,234
	Germany - 5.8%
13	Delticom AG	1,262
62	Gildemeister	924
43	MTU Aero Engines Holdings AG	3,019
41	Rheinmetall AG	2,200
69	Rhoen-Klinikum AG	1,426
37	STRATEC Biomedical AG	1,467
		10,298
	Hong Kong - 3.6%
102	ASM Pacific Technology	1,307
1,688	China Automation Group	480
1,526	Daphne International Holdings Ltd.	1,968
1,675	Microport Scientific Corp.	850
1,704	Techtronic Industries Co., Ltd.	1,892
		6,497
	Italy - 3.6%
929	Immobiliare Grande Distribuzione	937
91	Pirelli & Co. S.p.A.	843
125	Safilo Group S.p.A.	893
187	Salvatore Ferragamo Italia S.p.A. ●	3,133
61	Yoox S.p.A. ●	696
		6,502
	Japan - 30.2%
87	Acom Co., Ltd.	1,576
161	Amada Co., Ltd.	1,116
44	Benesse Holdings, Inc.	2,037
44	Cosmos Pharmaceutical Corp.	2,077
–	Cyberagent, Inc.	1,440
49	DeNa Co., Ltd.	1,238
173	Denki Kagaku Kogyo K K	684
18	Disco Corp.	963
44	Don Quijote Co.	1,635
205	Fuji Heavy Industries Ltd.	1,397
275	Hino Motors Ltd.	1,769
118	Hitachi Metals Ltd.	1,357
40	Hoshizaki Electric Co., Ltd.	926
58	IBJ Leasing Co., Ltd.	1,462
637	Ihi Corp.	1,677
52	Jafco Co., Ltd.	1,032
23	Japan Petroleum Exploration Co., Ltd.	1,038
45	Kakaku.com, Inc.	1,471
8	Kenedix, Inc. ●	1,114
33	Konami Corp.	886
85	Makino Milling Machine Co.	593
18	Makita Corp.	677
261	Matsui Securities Co., Ltd.	1,418
1	Message Co., Ltd.	1,917
192	Mitsubishi Gas Chemical Co.	1,086
109	Mori Seiki Co., Ltd.	1,056
76	Nhk Spring Co., Ltd.	729
276	Nihon Nohyaku Co., Ltd.	1,167
218	Nikkiso Co., Ltd.	1,952
210	Nippon Denko Co., Ltd.	1,020
–	Osaka Securities Exchange Co., Ltd.	1,055
52	Pigeon Corp.	1,967
26	Proto Corp.	863
74	Sega Sammy Holdings, Inc.	1,616
7	Shinko Plantech Co., Ltd.	59
184	Shionogi & Co., Ltd.	2,460
72	Square Enix Holdings Co., Ltd.	1,462
57	Start Today Co., Ltd.	1,115
334	Teijin Ltd.	1,085
66	Tokyo Ohka Kogyo Co., Ltd.	1,452
35	Yamato Kogyo Co.	1,105

1

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Japan - 30.2% - (continued)
127	Yaskawa Electric Corp.		$1,123
			53,872
	Luxembourg - 1.0%
105	Reinet Investments S.A. ●		1,795

	Netherlands - 0.9%
10	Fugro N.V. - CVA		691
9	HAL Trust		1,004
			1,695
	Norway - 3.0%
144	Kongsberg Gruppen ASA		2,917
128	Petroleum Geo-Services ●		1,641
161	Storebrand ASA		795
			5,353
	Russia - 1.3%
164	O'Key Group S.A. ■		1,132
73	Pharmstandard ●§		1,125
			2,257
	Singapore - 1.5%
1,205	Indofood Agri Resources Ltd. ●		1,379
692	Sakari Resources Ltd.		1,288
			2,667
	South Korea - 1.4%
8	Green Cross Corp. ●		1,030
36	Hotel Shilla Co., Ltd.		1,400
			2,430
	Spain - 1.1%
239	Distribuidora Internacional De Alimentacion S.A. ●		1,107
48	Grifols S.A.		886
			1,993
	Sweden - 0.5%
140	Bjoern Borg Ab		863

	Switzerland - 3.1%
37	Dufry Group		4,184
71	Temenos Group AG ●		1,278
			5,462
	United Kingdom - 15.4%
83	APR Energy plc ●		1,410
332	Babcock International Group plc		3,822
108	Brown (N) Group plc		391
140	Chemring Group plc		846
1,574	Debenhams plc		1,684
379	Domino's Pizza UK & IRL plc		2,740
1,020	Hansteen Holdings plc		1,182
788	Hays plc		888
147	Hunting plc		1,871
165	IG Group Holdings plc		1,235
175	James Fisher & Sons plc		1,366
61	Kier Group plc		1,290
309	Mears Group plc		1,206
198	Persimmon plc		1,648
62	Rightmove		1,254
234	Savills plc		1,240
1,560	Thomas Cook Group plc		333
397	Tui Travel plc		1,200
75	Ultra Electronics Holdings plc		1,822
			27,428
	United States - 0.4%
74	Hollysys Automation Technology ●		721

	Total common stocks
	(cost $175,880)		$176,471

	Total long-term investments
	(cost $175,880)		$176,471

	Total investments
	(cost $175,880) ▲	98.9%	$176,471
	Other assets and liabilities	1.1%	1,903
	Total net assets	100.0%	$178,374

2

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 98.5% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $179,624 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,083
Unrealized Depreciation	(23,236)
Net Unrealized Depreciation	$(3,153)

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $1,132, which represents 0.6% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $1,125, which represents 0.6% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Banc of America Securities	Sell	$406	$405	02/01/2012	$(1)
British Pound	Banc of America Securities	Sell	29	29	02/02/2012	–
Euro	Banc of America Securities	Sell	268	269	02/02/2012	1
Euro	Deutsche Bank Securities	Sell	236	238	02/01/2012	2
Euro	Deutsche Bank Securities	Sell	1,458	1,457	02/01/2012	(1)
Euro	Deutsche Bank Securities	Sell	227	227	02/03/2012	–
Japanese Yen	Deutsche Bank Securities	Buy	405	401	02/01/2012	4
Japanese Yen	Deutsche Bank Securities	Sell	108	108	02/03/2012	–
Japanese Yen	JP Morgan Securities	Sell	129	128	02/02/2012	(1)
Swiss Franc	Banc of America Securities	Sell	1,083	1,083	02/01/2012	–
						$4

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Currency Concentration of Securities at January 31, 2012

Percentage of
Description	Net Assets
Australian Dollar	9.5%
Brazilian Real	3.4
British Pound	15.8
Canadian Dollar	0.6
Danish Kroner	0.7
Euro	23.3
Hong Kong Dollar	3.6
Japanese Yen	30.2
Norwegian Krone	3.0
Republic of Korea Won	1.4
Singapore Dollar	1.5
Swedish Krona	0.5
Swiss Franc	3.1
United States Dollar	2.3
Other Assets and Liabilities	1.1
Total	100.0%

Diversification by Industry

as of January 31, 2012

Percentage of
Industry (Sector)	Net Assets
Automobiles & Components (Consumer Discretionary)	2.5%
Capital Goods (Industrials)	17.9
Commercial & Professional Services (Industrials)	5.2
Consumer Durables & Apparel (Consumer Discretionary)	8.3
Consumer Services (Consumer Discretionary)	6.4
Diversified Financials (Financials)	7.4
Energy (Energy)	8.0
Food & Staples Retailing (Consumer Staples)	2.4
Food, Beverage & Tobacco (Consumer Staples)	0.8
Health Care Equipment & Services (Health Care)	4.7
Household & Personal Products (Consumer Staples)	1.1
Insurance (Financials)	0.4
Materials (Materials)	8.6
Media (Consumer Discretionary)	2.0
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	3.1
Real Estate (Financials)	2.5
Retailing (Consumer Discretionary)	8.1
Semiconductors & Semiconductor Equipment (Information Technology)	1.3
Software & Services (Information Technology)	3.6
Technology Hardware & Equipment (Information Technology)	1.0
Transportation (Industrials)	2.8
Utilities (Utilities)	0.8
Other Assets and Liabilities	1.1
Total	100.0%

4

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$176,471	$11,153	$165,318	$–
Total	$176,471	$11,153	$165,318	$–
Foreign Currency Contracts *	7	–	7	–
Total	$7	$–	$7	$–
Liabilities:
Foreign Currency Contracts *	3	–	3	–
Total	$3	$–	$3	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford International Value Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9%
	Australia - 4.2%
82	Australia & New Zealand Banking Group Ltd.	$1,865
80	Caltex Australia Ltd.	1,084
305	Incitec Pivot Ltd.	1,040
159	QBE Insurance Group Ltd.	1,941
		5,930
	Belgium - 2.7%
21	Anheuser-Busch InBev N.V.	1,252
61	UCB S.A.	2,488
		3,740
	Brazil - 3.8%
123	Banco Santander Brasil S.A.	1,125
31	Cia de Saneamento Basico do Estado de Sao Paulo ADR ●	2,056
53	Companhia Energetica de Minas Gerais ADR	1,066
37	Petroleo Brasileiro S.A. ADR	1,143
		5,390
	Canada - 7.8%
37	Barrick Gold Corp.	1,823
55	CGI Group, Inc. Class A ●	1,107
37	First Quantum Minerals Ltd.	806
64	Imperial Oil Ltd.	3,058
46	Methanex Corp.	1,252
69	Pacific Rubiales Energy Corp.	1,744
47	Thomson Reuters Corp.	1,280
		11,070
	China - 4.6%
278	China Shenhua Energy Co., Ltd.	1,219
1,052	Dongfeng Motor Group Co., Ltd.	1,966
584	Great Wall Automobile Holdings Co., Ltd.	1,001
1,336	Jiangsu Express Co., Ltd.	1,329
7	PetroChina Co., Ltd. ADR	1,033
		6,548
	France - 5.7%
12	Christian Dior	1,630
37	Michelin (C.G.D.E.) Class B	2,547
40	Societe Generale Class A	1,066
60	Vinci S.A.	2,803
		8,046
	Germany - 8.3%
30	BASF SE	2,316
51	Daimler AG	2,807
76	GEA Group AG	2,454
37	Hannover Rueckversicherung AG	1,989
10	Hugo Boss AG	931
12	Siemens AG	1,157
		11,654
	Hong Kong - 1.1%
268	AIA Group Ltd.	892
445	Esprit Holdings Ltd.	657
		1,549
	Israel - 0.7%
24	Teva Pharmaceutical Industries Ltd. ADR	1,061

	Japan - 17.3%
113	Acom Co., Ltd.	2,047
32	Daito Trust Construction Co., Ltd.	3,055
16	DeNa Co., Ltd.	403
37	Don Quijote Co.	1,382
50	Eisai Co., Ltd.	2,056
22	IBJ Leasing Co., Ltd.	543
362	Isuzu Motors Ltd.	1,838
–	Japan Tobacco, Inc.	677
50	Komatsu Ltd.	1,410
104	Mitsubishi Corp.	2,371
16	OBIC Co., Ltd.	3,173
37	Pola Orbis Holdings, Inc.	1,002
158	Sega Sammy Holdings, Inc.	3,430
71	Shionogi & Co., Ltd.	952
		24,339
	Malaysia - 0.5%
569	AirAsia Berhad	663

	Netherlands - 4.8%
47	ASML Holding N.V.	2,036
146	ING Groep N.V. ●	1,330
92	Royal Dutch Shell plc B Shares	3,355
		6,721
	Norway - 1.9%
51	Statoil ASA	1,272
88	Telenor ASA	1,437
		2,709
	Russia - 0.7%
17	Lukoil ADR	986

	Singapore - 1.7%
172	United Overseas Bank Ltd.	2,355

	Spain - 1.7%
2,696	Mapletree Industries NPV	2,396

	Sweden - 2.9%
85	Sandvik Ab	1,261
149	Tele2 Ab B Shares	2,852
		4,113
	Switzerland - 4.9%
21	Roche Holding AG	3,514
2	Swatch Group AG	973
33	Swiss Re Ltd.	1,792
34	Temenos Group AG ●	622
		6,901
	Taiwan - 1.6%
157	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,212

	United Kingdom - 20.0%
44	AstraZeneca plc	2,125
467	Barclays Bank plc ADR	1,567
88	BG Group plc	1,979
551	BP plc	4,147
24	British American Tobacco plc	1,094
45	ENSCO International plc	2,348
326	HSBC Holdings plc	2,728
56	Imperial Tobacco Group plc	1,994
218	Prudential plc	2,414

1

The Hartford International Value Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	United Kingdom - 20.0% - (continued)
303	Sage Group plc		$1,403
66	Standard Chartered plc		1,588
74	Virgin Media, Inc.		1,762
1,125	Vodafone Group plc		3,035
			28,184
	Total common stocks
	(cost $132,075)		$136,567

	Total long-term investments
	(cost $132,075)		$136,567

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $1,018,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$1,038)
$1,018	0.22%, 1/31/2012		$1,018
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $102, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $104)
102	0.22%, 1/31/2012		102
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,128, collateralized by GNMA 4.00%, 2040 - 2041, value of $1,151)
1,128	0.24%, 1/31/2012		1,128
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $646, collateralized by FFCB 5.13%,
2016, FHLB 0.05% - 1.76%, 2012 - 2014,
FHLMC 0.07% - 1.00%, 2012 - 2014, value of
	$659)
646	0.22%, 1/31/2012		646
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $8, collateralized by U.S. Treasury Note 1.75%, 2013, value of $8)
8	0.18%, 1/31/2012		8
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $232, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $237)
232	0.24%, 1/31/2012		232
			3,134
	Total short-term investments
	(cost $3,134)		$3,134

	Total investments
	(cost $135,209) ▲	99.1%	$139,701
	Other assets and liabilities	0.9%	1,269
	Total net assets	100.0%	$140,970

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 96.9% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

The Hartford International Value Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $136,902 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,697
Unrealized Depreciation	(3,898)
Net Unrealized Appreciation	$2,799

●	Non-income producing.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	CS First Boston	Buy	$1,085	$1,078	02/02/2012	$7
Australian Dollar	UBS AG	Buy	2,619	2,520	03/02/2012	99
Australian Dollar	UBS AG	Sell	2,619	2,475	03/02/2012	(144)
British Pound	Banc of America Securities	Sell	329	328	02/02/2012	(1)
Euro	Banc of America Securities	Sell	702	704	02/02/2012	2
Euro	UBS AG	Buy	3,702	3,821	03/02/2012	(119)
Euro	UBS AG	Sell	3,702	3,748	03/02/2012	46
Japanese Yen	Deutsche Bank Securities	Sell	717	710	02/01/2012	(7)
Japanese Yen	Deutsche Bank Securities	Buy	403	403	02/03/2012	–
Japanese Yen	JP Morgan Securities	Buy	1,876	1,864	02/02/2012	12
Norwegian Krone	CS First Boston	Sell	2,687	2,762	02/03/2012	75
Norwegian Krone	Morgan Stanley	Sell	2,043	2,056	02/02/2012	13
Norwegian Krone	UBS AG	Buy	2,687	2,695	02/03/2012	(8)
Singapore Dollar	Banc of America Securities	Sell	682	685	02/03/2012	3
						$(22)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Diversification by Industry

as of January 31, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	7.2%
Banks (Financials)	8.7
Capital Goods (Industrials)	8.1
Consumer Durables & Apparel (Consumer Discretionary)	4.9
Diversified Financials (Financials)	2.8
Energy (Energy)	16.6
Food, Beverage & Tobacco (Consumer Staples)	3.6
Household & Personal Products (Consumer Staples)	0.7
Insurance (Financials)	6.4
Materials (Materials)	5.1
Media (Consumer Discretionary)	2.2
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	8.7
Real Estate (Financials)	3.9
Retailing (Consumer Discretionary)	1.4
Semiconductors & Semiconductor Equipment (Information Technology)	3.0
Software & Services (Information Technology)	4.8
Telecommunication Services (Services)	5.2
Transportation (Industrials)	1.4
Utilities (Utilities)	2.2
Short-Term Investments	2.2
Other Assets and Liabilities	0.9
Total	100.0%

3

The Hartford International Value Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$5,930	$–	$5,930	$–
Belgium	3,740	–	3,740	–
Brazil	5,390	5,390	–	–
Canada	11,070	11,070	–	–
China	6,548	1,033	5,515	–
France	8,046	–	8,046	–
Germany	11,654	–	11,654	–
Hong Kong	1,549	–	1,549	–
Israel	1,061	1,061	–	–
Japan	24,339	–	24,339	–
Malaysia	663	–	663	–
Netherlands	6,721	–	6,721	–
Norway	2,709	–	2,709	–
Russia	986	986	–	–
Singapore	2,355	–	2,355	–
Spain	2,396	–	2,396	–
Sweden	4,113	–	4,113	–
Switzerland	6,901	–	6,901	–
Taiwan	2,212	2,212	–	–
United Kingdom	28,184	4,110	24,074	–
Total	136,567	25,862	110,705	–
Short-Term Investments	3,134	–	3,134	–
Total	$139,701	$25,862	$113,839	$–
Foreign Currency Contracts*	257	–	257	–
Total	$257	$–	$257	$–
Liabilities:
Foreign Currency Contracts*	279	–	279	–
Total	$279	$–	$279	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford MidCap Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Automobiles & Components - 1.6%
1,169	Harley-Davidson, Inc.	$51,675

	Banks - 5.6%
328	Cullen/Frost Bankers, Inc.	18,272
630	East West Bancorp, Inc.	13,832
2,743	First Niagara Financial Group, Inc.	26,248
1,058	First Republic Bank ●	31,726
4,111	Huntington Bancshares, Inc.	23,475
742	M&T Bank Corp.	59,132
179	Signature Bank ●	10,428
		183,113
	Capital Goods - 8.7%
638	AMETEK, Inc.	29,984
594	Carlisle Cos., Inc.	28,366
670	IDEX Corp.	27,134
676	Jacobs Engineering Group, Inc. ●	30,237
1,380	Lennox International, Inc.	49,939
542	MSC Industrial Direct Co., Inc.	41,172
1,107	PACCAR, Inc.	48,927
488	Pall Corp.	29,113
		284,872
	Commercial & Professional Services - 4.1%
697	Equifax, Inc. ●	27,165
1,304	Manpower, Inc.	52,300
2,011	Robert Half International, Inc.	55,690
		135,155
	Consumer Durables & Apparel - 4.3%
1,405	Hasbro, Inc.	49,037
308	Michael Kors Holdings Ltd. ●	9,525
66	NVR, Inc. ●	45,863
851	Ryland Group, Inc.	15,484
284	Tempur-Pedic International, Inc. ●	18,964
		138,873
	Consumer Services - 0.5%
234	Weight Watchers International, Inc.	17,817

	Diversified Financials - 5.2%
287	Cetip S.A. - Balcao Organizado	4,423
531	Greenhill & Co., Inc.	24,743
2,100	Invesco Ltd.	47,401
474	LPL Investment Holdings, Inc. ●	15,555
2,583	SEI Investments Co.	47,452
527	T. Rowe Price Group, Inc.	30,478
		170,052
	Energy - 11.3%
1,091	Atwood Oceanics, Inc. ●	50,185
309	Cabot Oil & Gas Corp.	9,859
1,208	Cobalt International Energy ●	24,205
944	Consol Energy, Inc.	33,755
1,166	Denbury Resources, Inc. ●	21,994
1,037	ENSCO International plc	54,577
1,874	McDermott International, Inc. ●	22,788
1,348	Newfield Exploration Co. ●	50,972
617	Peabody Energy Corp.	21,028
554	Pioneer Natural Resources Co.	54,990
167	Range Resources Corp.	9,578
255	Southwestern Energy Co. ●	7,929
500	WPX Energy, Inc. ●	8,237
		370,097
	Food, Beverage & Tobacco - 1.3%
1,001	Molson Coors Brewing Co.	42,932

	Health Care Equipment & Services - 6.7%
1,098	Amerisource Bergen Corp.	42,785
778	Cardinal Health, Inc.	33,495
965	Coventry Health Care, Inc. ●	29,008
339	Gen-Probe, Inc. ●	22,661
452	Health Net, Inc. ●	17,053
1,613	Lincare Holdings, Inc.	41,449
516	Patterson Cos., Inc.	16,636
261	SXC Health Solutions Corp. ●	16,456
		219,543
	Insurance - 2.2%
78	Alleghany Corp. ●	22,580
1,171	Unum Group	26,731
625	W.R. Berkley Corp.	21,411
		70,722
	Materials - 3.4%
533	Carpenter Technology Corp.	27,996
348	FMC Corp.	32,298
292	Sherwin-Williams Co.	28,516
516	Silgan Holdings, Inc.	21,440
		110,250
	Media - 2.3%
391	AMC Networks, Inc. ●	16,725
1,896	DreamWorks Animation SKG, Inc. ●	33,650
509	Liberty Global, Inc. ●	23,352
		73,727
	Pharmaceuticals, Biotechnology & Life Sciences - 11.0%
1,314	Alkermes plc ●	24,721
2,812	Amylin Pharmaceuticals, Inc. ●	40,011
1,401	Incyte Corp. ●	24,801
645	Ironwood Pharmaceuticals, Inc. ●	9,671
854	Life Technologies Corp. ●	41,366
2,617	Mylan, Inc. ●	54,297
390	Regeneron Pharmaceuticals, Inc. ●	35,479
1,291	Seattle Genetics, Inc. ●	24,447
580	Waters Corp. ●	50,193
913	Watson Pharmaceuticals, Inc. ●	53,554
		358,540
	Real Estate - 2.0%
263	Alexandria Real Estate Equities, Inc.	19,042
714	American Tower Corp. REIT	45,336
		64,378
	Retailing - 2.6%
546	Advance Automotive Parts, Inc.	41,848
949	CarMax, Inc. ●	28,882
303	Joseph A. Bank Clothiers, Inc. ●	14,456
		85,186
	Semiconductors & Semiconductor Equipment - 5.4%
424	Analog Devices, Inc.	16,597
1,560	Maxim Integrated Products, Inc.	41,858
2,899	NVIDIA Corp. ●	42,820
2,709	Skyworks Solutions, Inc. ●	58,464

1

The Hartford MidCap Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.5% - (continued)
	Semiconductors & Semiconductor Equipment - 5.4% - (continued)
473	Xilinx, Inc.		$16,963
			176,702
	Software & Services - 10.6%
647	Citrix Systems, Inc. ●		42,165
329	Factset Research Systems, Inc.		29,057
592	Gartner, Inc. Class A ●		22,436
4,279	Genpact Ltd. ●		62,600
148	Red Hat, Inc. ●		6,872
1,617	Rovi Corp. ●		51,877
161	Teradata Corp. ●		8,612
1,743	VeriSign, Inc.		64,582
2,987	Western Union Co.		57,045
			345,246
	Technology Hardware & Equipment - 4.0%
1,207	ADTRAN, Inc.		41,816
532	Amphenol Corp. Class A		28,968
914	National Instruments Corp.		24,587
1,190	Polycom, Inc. ●		23,745
499	Riverbed Technology, Inc. ●		11,955
			131,071
	Transportation - 4.2%
639	C.H. Robinson Worldwide, Inc.		43,980
744	Expeditors International of Washington, Inc.		33,203
836	J.B. Hunt Transport Services, Inc.		42,682
247	Kansas City Southern ●		16,924
			136,789
	Utilities - 2.5%
441	Northeast Utilities		15,332
1,541	UGI Corp.		41,462
768	Wisconsin Energy Corp.		26,123
			82,917
	Total common stocks
	(cost $3,017,233)		$3,249,657

	Total long-term investments
	(cost $3,017,233)		$3,249,657

SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $4,731,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041,
GNMA 3.00% - 6.00%, 2027 - 2044, value
	of $4,825)
$4,731	0.22%, 1/31/2012		$4,731
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $472, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $482)
472	0.22%, 1/31/2012		472
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $5,243, collateralized by GNMA 4.00%, 2040 - 2041, value of $5,348)
5,243	0.24%, 1/31/2012		5,243
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $3,002, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012
- 2014, FHLMC 0.07% - 1.00%, 2012 -
	2014, value of $3,062)
3,002	0.22%, 1/31/2012		3,002
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $35, collateralized by U.S. Treasury Note 1.75%, 2013, value of $36)
35	0.18%, 1/31/2012		35
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,081, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $1,102)
1,081	0.24%, 1/31/2012		1,081
			14,564
	Total short-term investments
	(cost $14,564)		$14,564

	Total investments
	(cost $3,031,797) ▲	99.9%	$3,264,221
	Other assets and liabilities	0.1%	3,156
	Total net assets	100.0%	$3,267,377

2

The Hartford MidCap Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 2.6% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $3,061,451 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$362,641
Unrealized Depreciation	(159,871)
Net Unrealized Appreciation	$202,770

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,249,657	$3,249,657	$–	$–
Short-Term Investments	14,564	–	14,564	–
Total	$3,264,221	$3,249,657	$14,564	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.7%
	Banks - 8.5%
84	Bankunited, Inc.	$1,935
175	Beneficial Mutual Bancorp, Inc. ●	1,549
109	Comerica, Inc.	3,027
207	Fifth Third Bancorp	2,689
140	First Midwest Bancorp, Inc.	1,526
392	Huntington Bancshares, Inc.	2,239
37	M&T Bank Corp.	2,910
1,484	Popular, Inc. ●	2,330
519	Regions Financial Corp.	2,710
289	TCF Financial Corp.	2,902
188	Umpqua Holdings Corp.	2,292
		26,109
	Capital Goods - 11.6%
58	AGCO Corp. ●	2,949
13	AMETEK, Inc.	613
177	Barnes Group, Inc.	4,469
66	Dover Corp.	4,191
55	Esterline Technologies Corp. ●	3,388
77	Hubbell, Inc. Class B	5,570
125	Pentair, Inc.	4,584
83	Teledyne Technologies, Inc. ●	4,694
62	Terex Corp. ●	1,234
93	URS Corp. ●	3,843
		35,535
	Consumer Durables & Apparel - 5.2%
189	Lennar Corp.	4,055
139	Mattel, Inc.	4,309
1,499	Samsonite International S.A. ●	2,374
241	Toll Brothers, Inc. ●	5,248
		15,986
	Consumer Services - 0.4%
32	DeVry, Inc.	1,220

	Diversified Financials - 4.0%
118	E*Trade Financial Corp. ●	967
155	Invesco Ltd.	3,492
46	LPL Investment Holdings, Inc. ●	1,523
331	PHH Corp. ●	3,840
111	Solar Capital Ltd.	2,544
182	Solar Cayman Ltd. ⌂■●†	16
		12,382
	Energy - 6.7%
234	Cobalt International Energy ●	4,688
51	Consol Energy, Inc.	1,826
58	ENSCO International plc	3,069
61	Japan Petroleum Exploration Co., Ltd.	2,684
296	Lone Pine Resources, Inc. ●	1,977
66	Newfield Exploration Co. ●	2,503
69	Tidewater, Inc.	3,737
		20,484
	Food, Beverage & Tobacco - 5.3%
34	Bunge Ltd. Finance Corp.	1,947
1,917	China Agri-Industries Holdings	1,554
56	Corn Products International, Inc.	3,091
165	Cosan Ltd.	2,115
234	Maple Leaf Foods, Inc. w/ Rights	2,586
114	Molson Coors Brewing Co.	4,902
		16,195
	Health Care Equipment & Services - 4.4%
51	Amerisource Bergen Corp.	1,976
218	Boston Scientific Corp. ●	1,300
195	Brookdale Senior Living, Inc. ●	3,439
102	CIGNA Corp.	4,586
192	Vanguard Health Systems, Inc. ●	2,152
		13,453
	Household & Personal Products - 0.9%
37	Energizer Holdings, Inc. ●	2,815

	Insurance - 8.0%
58	Everest Re Group Ltd.	4,919
100	Platinum Underwriters Holdings Ltd.	3,420
136	Principal Financial Group, Inc.	3,709
119	Reinsurance Group of America, Inc.	6,503
262	Unum Group	5,988
		24,539
	Materials - 10.8%
25	CF Industries Holdings, Inc.	4,364
58	FMC Corp.	5,366
56	Greif, Inc.	2,708
655	Incitec Pivot Ltd.	2,231
284	Louisiana-Pacific Corp. ●	2,416
186	Methanex Corp. ADR	5,045
145	Owens-Illinois, Inc. ●	3,497
530	Rexam plc	3,127
53	Sino Forest Corp. ⌂■●†	18
145	Sino Forest Corp. Class A ⌂●†	50
135	Steel Dynamics, Inc.	2,152
1,794	Yingde Gases	2,063
		33,037
	Media - 0.6%
82	Virgin Media, Inc.	1,955

	Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
391	Almirall S.A.	2,755
186	Impax Laboratories, Inc. ●	3,512
75	UCB S.A.	3,074
		9,341
	Real Estate - 5.6%
108	American Assets Trust, Inc.	2,391
566	BR Properties S.A.	6,168
177	Forest City Enterprises, Inc. Class A ●	2,325
67	Iguatemi Emp de Shopping	1,431
235	Weyerhaeuser Co.	4,697
		17,012
	Retailing - 3.7%
60	Ann, Inc. ●	1,453
2,375	Buck Holdings L.P. ⌂●†	5,501
89	Ross Stores, Inc.	4,523
		11,477
	Semiconductors & Semiconductor Equipment - 3.7%
143	Avago Technologies Ltd.	4,860
55	Linear Technology Corp.	1,823

1

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.7% - (continued)
	Semiconductors & Semiconductor Equipment - 3.7% - (continued)
233	Microsemi Corp. ●		$4,599
			11,282
	Software & Services - 1.0%
176	Booz Allen Hamilton Holding Corp. ●		3,099

	Technology Hardware & Equipment - 3.9%
200	Arrow Electronics, Inc. ●		8,241
189	Flextronics International Ltd. ●		1,300
55	Harris Corp.		2,251
			11,792
	Transportation - 2.2%
270	Delta Air Lines, Inc. ●		2,846
343	Swift Transportation Co. ●		3,952
			6,798
	Utilities - 7.1%
393	N.V. Energy, Inc.		6,373
132	Northeast Utilities		4,597
131	UGI Corp.		3,517
153	Westar Energy, Inc.		4,363
83	Wisconsin Energy Corp.		2,829
			21,679
	Total common stocks
	(cost $278,060)		$296,190

EXCHANGE TRADED FUNDS - 1.2%
	Other Investment Pools and Funds - 1.2%
22	SPDR S&P MidCap 400 ETF Trust		$3,774

	Total exchange traded funds
	(cost $3,783)		$3,774

	Total long-term investments
	(cost $281,843)		$299,964

SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreements - 2.4%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $2,352,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$2,399)
$2,352	0.22%, 1/31/2012		$2,352
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $235, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $239)
235	0.22%, 1/31/2012		235
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $2,606, collateralized by GNMA 4.00%, 2040 - 2041, value of $2,659)
2,606	0.24%, 1/31/2012		2,606
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $1,492, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $1,522)
1,492	0.22%, 1/31/2012		1,492
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $18, collateralized by U.S. Treasury Note 1.75%, 2013, value of $18)
18	0.18%, 1/31/2012		18
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $537, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $548)
537	0.24%, 1/31/2012		537
			7,240
	Total short-term investments
	(cost $7,240)		$7,240

	Total investments
	(cost $289,083) ▲	100.3%	$307,204
	Other assets and liabilities	(0.3)%	(934)
	Total net assets	100.0%	$306,270

2

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 13.8% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $293,878 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$39,061
Unrealized Depreciation	(25,735)
Net Unrealized Appreciation	$13,326

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $5,585, which represents 1.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $34, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,375	Buck Holdings L.P.	1,408
12/2009	53	Sino Forest Corp. - 144A	840
12/2009 - 06/2011	145	Sino Forest Corp. Class A	2,583
03/2007	182	Solar Cayman Ltd. - 144A	53

At January 31, 2012, the aggregate value of these securities was $5,585, which represents 1.8% of total net assets.

 Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	Banc of America Securities	Buy	$178	$178	02/02/2012	$–
Euro	Deutsche Bank Securities	Buy	25	25	02/03/2012	–
Hong Kong Dollar	JP Morgan Securities	Buy	161	161	02/02/2012	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford MidCap Value Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$296,190	$270,743	$19,862	$5,585
Exchange Traded Funds	3,774	3,774	–	–
Short-Term Investments	7,240	–	7,240	–
Total	$307,204	$274,517	$27,102	$5,585
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2012
Assets:
Common Stocks	$6,265	$766	$(470	)*	$—	$—	$(976)	$—	$—	$5,585
Total	$6,265	$766	$(470)		$—	$—	$(976)	$—	$—	$5,585

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(470).

4

The Hartford Money Market Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 5.7%
Finance and Insurance - 5.7%
	Commercial Banking - 2.1%
	Bank of Nova Scotia/Houston
$3,500	0.25%, 05/02/2012	$3,500
3,500	0.26%, 03/05/2012	3,500
3,500	0.28%, 04/05/2012	3,500
3,500	0.47%, 07/02/2012	3,500
		14,000
	Depository Credit - Banking - 3.6%
	Royal Bank of Canada New York
4,000	0.34%, 02/14/2012 Δ	4,000
12,000	1.18%, 06/18/2012 Δ	12,030
	Toronto-Dominion Bank New York
2,600	0.21%, 02/10/2012	2,600
4,400	0.54%, 02/04/2013 Δ	4,400
		23,030
	Total certificates of deposit
	(cost $37,030)	$37,030

COMMERCIAL PAPER - 37.2%
Arts, Entertainment and Recreation - 2.7%
	Motion Picture and Video Industry - 2.7%
	Walt Disney Co.
$7,000	0.09%, 04/20/2012 ■	$6,999
7,000	0.10%, 05/08/2012 ■	6,998
3,500	0.11%, 05/24/2012 ■	3,499
		17,496
Beverage and Tobacco Product Manufacturing - 3.3%
	Beverage Manufacturing - 3.3%
	Coca-Cola Co.
8,500	0.16%, 03/09/2012	8,498
	Pepsico, Inc.
13,250	0.05%, 02/16/2012 - 02/21/2012 ■	13,250
		21,748
Chemical Manufacturing - 4.9%
	Basic Chemical Manufacturing - 4.9%
	E.I. DuPont De Nemours & Co.
6,500	0.06%, 02/17/2012 ■	6,500
3,500	0.14%, 03/20/2012 ■	3,499
	Export Development Canada
14,000	0.03%, 02/09/2012	14,000
	Praxair, Inc.
8,000	0.04%, 02/09/2012	8,000
		31,999
Computer and Electrical Products Manufacturing - 1.0%
	Computer and Peripheral Equipment Manufacturing - 1.0%
	International Business Machines Co.
6,500	0.06%, 02/24/2012 ■	6,500

Finance and Insurance - 19.4%
	Commercial Banking - 8.4%
	Old Line Funding LLC
7,000	0.21%, 02/22/2012 ■	6,999
3,500	0.23%, 02/01/2012 ■	3,500
3,250	0.25%, 05/21/2012 ■	3,247
	State Street Corp.
3,750	0.23%, 02/13/2012	3,750
14,000	0.25%, 03/02/2012 - 03/26/2012	13,996
	U.S. Bank
6,750	0.18%, 04/16/2012 ■	6,747
7,000	0.25%, 03/16/2012	6,998
	United Technology Corp.
9,750	0.05%, 02/23/2012 ■	9,750
		54,987
	Depository Credit - Banking - 1.1%
	Toronto-Dominion Holdings USA
7,250	0.11%, 03/08/2012 ■	7,249

	International Trade Financing (Foreign Banks) - 1.9%
	International Bank for Reconstruction & Development
5,500	0.06%, 02/22/2012	5,500
	Kreditanstalt fuer Wiederaufbau
6,750	0.09%, 02/10/2012 ■	6,750
		12,250
	Nondepository Credit Banking - 7.2%
	Caterpillar Financial Services Corp.
3,500	0.07%, 02/08/2012	3,500
	General Electric Capital Corp.
3,250	0.19%, 05/18/2012	3,248
3,750	0.22%, 02/08/2012	3,750
5,250	0.26%, 02/29/2012	5,249
4,250	0.28%, 03/15/2012	4,248
	John Deere Capital Corp.
6,000	0.06%, 02/23/2012 ■	6,000
	John Deere Credit, Inc.
4,000	0.04%, 02/03/2012 ■	4,000
6,750	0.05%, 02/08/2012	6,750
	Toyota Motor Credit Corp.
3,500	0.10%, 02/17/2012	3,500
3,500	0.20%, 02/13/2012	3,500
3,250	0.21%, 06/04/2012	3,247
		46,992
	Securities and Commodity Contracts and Brokerage - 0.8%
	JP Morgan Chase & Co.
5,000	0.25%, 07/23/2012	4,994

		126,472
Health Care and Social Assistance - 1.1%
	Pharmaceutical & Medicine Manufacturing - 1.1%
	Johnson & Johnson
7,250	0.09%, 03/05/2012	7,249

Retail Trade - 0.8%
	Other General Merchandise Stores - 0.8%
	Wal-Mart Stores, Inc.
5,000	0.05%, 02/13/2012 ■	5,000

1

The Hartford Money Market Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER - 37.2% - (continued)
Soap, Cleaning Compound and Toilet Manufacturing - 4.0%
	Soap, Cleaning Compound and Toilet Manufacturing -4.0%
	Colgate-Palmolive Co.
$6,750	0.04%, 02/23/2012	$6,750
3,000	0.05%, 02/17/2012	3,000
	Procter & Gamble Co.
6,411	0.07%, 03/21/2012 - 04/23/2012 ■	6,410
3,250	0.07%, 05/01/2012	3,249
7,000	0.08%, 02/14/2012 - 03/19/2012	7,000
		26,409
	Total commercial paper
	(cost $242,873)	$242,873

CORPORATE NOTES - 5.7%
Beverage and Tobacco Product Manufacturing - 1.2%
	Beverage Manufacturing - 1.2%
	Coca-Cola Co.
$7,800	0.51%, 05/15/2012 Δ	$7,802

Finance and Insurance - 4.5%
	Insurance Carriers - 1.2%
	Met Life Global Funding I
3,000	0.71%, 07/06/2012 ■ Δ	3,000
5,000	1.08%, 04/10/2012 ■ Δ	5,004
		8,004
	International Trade Financing (Foreign Banks) - 2.2%
	International Bank for Reconstruction & Development
7,250	0.04%, 02/02/2012	7,250
7,250	0.05%, 02/01/2012	7,250
		14,500
	Securities and Commodity Contracts and Brokerage - 1.1%
	JP Morgan Chase & Co.
3,000	0.58%, 02/22/2012 Δ	3,000
4,250	0.59%, 01/18/2013 Δ	4,250
		7,250
		29,754
	Total corporate notes
	(cost $37,556)	$37,556

FOREIGN GOVERNMENT OBLIGATIONS - 10.7%
	Canada - 10.7%
	British Columbia (Province of)
$5,250	0.04%, 02/02/2012	$5,250
3,750	0.09%, 02/16/2012	3,750
9,000	0.12%, 06/15/2012 - 07/05/2012	8,996
	Manitoba (Province of)
18,250	0.55%, 02/15/2012	18,283
	Ontario (Province of)
5,000	0.08%, 04/24/2012	4,999
14,000	0.09%, 03/13/2012 - 04/30/2012	13,998
	Quebec (Province of)
6,250	0.09%, 03/06/2012 - 03/22/2012 ■	6,249
	Quebec (Province of) - (continued)
8,250	0.10%, 02/24/2012 - 03/14/2012 ■	8,249
		69,774
	Total foreign government obligations
	(cost $69,774)	$69,774

OTHER POOLS AND FUNDS - 0.0%
4	JP Morgan U.S. Government Money Market Fund	$4
100	Wells Fargo Advantage Government Money Market Fund	100

	Total other pools and funds
	(cost $104)	$104

REPURCHASE AGREEMENTS - 29.8%
Deutsche Bank Securities TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $49,666,
collateralized by U.S. Treasury Bond
4.75%, 2037, U.S. Treasury Note 2.63%,
	2020, value of $50,659)
$49,666	0.20% dated 01/31/2012	$49,666
RBC Capital Markets Corp. TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $78,660,
collateralized by U.S. Treasury Bill
0.01% - 0.05%, 2012, U.S. Treasury
Bond 4.38%, 2041, U.S. Treasury Note
0.25% - 1.38%, 2014 - 2018, value of
	$80,233)
78,659	0.13% dated 01/31/2012	78,659
RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing
on 02/01/2012 in the amount of $60,954,
collateralized by U.S. Treasury Bond
4.50%, 2038, U.S. Treasury Note 0.38%,
	2013, value of $62,173)
60,953	0.18% dated 01/31/2012	60,953
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $5,644, collateralized by U.S. Treasury Note 4.25%, 2013, value of $5,757)
5,644	0.20% dated 01/31/2012	5,644
194922
	Total repurchase agreements
	(cost $194,922)	$194,922

U.S. GOVERNMENT AGENCIES - 4.0%
	Federal Home Loan Mortgage Corp. - 2.9%
$9,750	0.06%, 04/03/2012	$9,749
9,000	0.07%, 04/16/2012	8,999
		18,748

2

The Hartford Money Market Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT AGENCIES - 4.0% - (continued)
	Federal National Mortgage Association - 1.1%
$7,250	0.04%, 02/01/2012		$7,250

	Total U.S. government agencies
	(cost $25,998)		$25,998

U.S. GOVERNMENT SECURITIES - 7.1%
	Other Direct Federal Obligations - 3.2%
	Federal Home Loan Bank
$20,750	0.06%, 03/21/2012 - 04/25/2012		$20,748

	U.S. Treasury Bills - 3.9%
10,750	0.21%, 02/29/2012		10,788
14,750	0.37%, 02/15/2012		14,777
			25,565
	Total U.S. government securities
	(cost $46,313)		$46,313

	Total investments
	(cost $654,570) ▲	100.2%	$654,570
	Other assets and liabilities	(0.2)%	(1,022)
	Total net assets	100.0%	$653,548

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 21.2% of total net assets at January 31, 2012.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $135,399, which represents 20.7% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$37,030	$–	$37,030	$–
Commercial Paper	242,873	–	242,873	–
Corporate Notes	37,556	–	37,556	–
Foreign Government Obligations	69,774	–	69,774	–
Other Pools and Funds	104	104	–	–
Repurchase Agreements	194,922	–	194,922	–
U.S. Government Agencies	25,998	–	25,998	–
U.S. Government Securities	46,313	–	46,313	–
Total	$654,570	$104	$654,466	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

3

The Hartford Municipal Opportunities Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 90.6%
	Alaska - 0.1%
	Alaska Municipal Bond Bank Auth GO
$375	5.75%, 09/01/2033	$433

	Arizona - 2.6%
	Estrella Mountain, AZ, Ranch Community GO
265	6.20%, 07/15/2032	260
	Mohave County, AZ, IDA Correctional Fac Contract
3,000	8.00%, 05/01/2025	3,431
	Pima County, AZ, IDA Education Rev
1,500	8.50%, 07/01/2039	1,602
	Salt River Proj Agricultural
3,000	5.00%, 12/01/2027	3,659
	Show Low Bluff, AZ, Community Fac Dist Special Assessment
200	5.60%, 07/01/2031 ⌂■	151
	Tartesso West Community Facilities Dist GO
1,000	5.90%, 07/15/2032 ⌂	868
		9,971
	California - 14.7%
	California Health Facilities FA Rev, Stanford Hospital
2,000	5.50%, 11/15/2040	2,255
	California State GO
2,000	5.00%, 09/01/2041	2,161
4,985	6.50%, 04/01/2033	6,098
	California State Municipal Financial Auth
1,500	6.50%, 11/01/2031 - 11/01/2041	1,582
	California State Public Works Board
1,000	5.00%, 04/01/2034	1,087
	California State Public Works Board Lease Rev
2,000	5.25%, 10/01/2023	2,333
	California State Public Works Board, Correctional Facilities Improvement
1,000	6.00%, 03/01/2035	1,132
	California State Public Works Board, State University Trustees
2,000	6.25%, 04/01/2034	2,274
	California Statewide Communities DA Rev
2,000	5.00%, 12/01/2041	2,151
4,875	6.00%, 07/01/2040 - 08/15/2042	5,314
1,700	7.50%, 06/01/2042	1,855
	Imperial Irrigation Dist Elec Rev
2,000	5.25%, 11/01/2031	2,266
	Morongo Band of Mission Indians Enterprise Rev
1,595	6.50%, 03/01/2028 ■	1,603
	MSR Energy Auth
2,000	6.50%, 11/01/2039	2,430
	Port of Oakland
1,000	5.00%, 05/01/2026	1,083
	Sacramento, CA, Pollution Control FA AMT
2,805	4.75%, 12/01/2023	2,949
	San Buenaventura, CA
1,000	7.50%, 12/01/2041	1,115
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	3,306
	San Francisco City & County Airports Commission
1,500	5.00%, 05/01/2031	1,671
	San Francisco City & County, CA, Redev Agency, Community Fac Dist No. 6
530	6.13%, 08/01/2031	532
	San Francisco City & County, CA, Redev Agency, No. 6 Mission Bay South Pub
590	6.25%, 08/01/2033	592
	San Jose California Redev Agency
2,575	5.00%, 08/01/2022	2,569
	San Jose, CA, Redev Agency
500	6.50%, 08/01/2023	536
	Santa Cruz County, CA, Redev Agency
1,335	6.63%, 09/01/2029	1,502
	Southern California Public Power Auth
2,000	5.25%, 07/01/2031	2,308
	Turlock Irrigation Dist
3,000	5.50%, 01/01/2041	3,361
		56,065
	Colorado - 1.7%
	Baptist Road Rural Transportation Auth, Sales & Use Tax Rev
745	5.00%, 12/01/2026	534
	Colorado Health Fac Auth, Adventist Health
1,500	5.25%, 11/15/2035	1,590
	Denver, CO, City & County Special Fac Airport AMT
3,250	5.25%, 10/01/2032	2,900
	Regional Transportation Dist
1,500	6.00%, 01/15/2034	1,600
		6,624
	Connecticut - 1.3%
	Connecticut State Special Obligation Package
1,290	6.60%, 07/01/2024	1,291
	Hamden, CT, Facilities Rev, Whitney Center Proj Ser A
1,250	7.63%, 01/01/2030	1,331
2,250	7.75%, 01/01/2043	2,330
		4,952
	District of Columbia - 1.9%
	District of Columbia Tobacco Settlement Financing Corp
6,675	6.50%, 05/15/2033	7,319

	Florida - 3.8%
	Beeline Community Development Dist
1,195	7.00%, 05/01/2037	1,230
	Colonial Country Club Community Development Dist, Capital Improvement Rev
2,010	6.40%, 05/01/2033	2,038
	Florida Village Community Development
830	6.50%, 05/01/2033	852
	Florida Village Community Development Dist No 8
2,550	6.38%, 05/01/2038	2,736
	Greater Orlando Aviation Auth
1,040	5.00%, 10/01/2024	1,172

1

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 90.6% - (continued)
	Florida - 3.8% - (continued)
	Highlands County, FL, Adventist Health (Prerefunded with US Gov't Securities)
$125	5.25%, 11/15/2036	$150
	Hillsborough County, FL, IDA (Prerefunded with US Gov't Securities)
1,150	8.00%, 08/15/2032	1,668
	Jacksonville, FL, Econ Development Community Health Care Fac
2,000	6.25%, 09/01/2027	2,067
	Lakeland, FL, Retirement Community Rev
1,750	6.38%, 01/01/2043	1,751
	Magnolia Creek, FL, Community Development Dist Capital Improvement
500	0.00%, 05/01/2039 ⌂●	175
	River Bend Community Development Dist, Capital Improvement Rev
1,755	0.00%, 11/01/2015 ⌂●	702
		14,541
	Georgia - 1.4%
	Clayton County, GA, DA
2,000	9.00%, 06/01/2035	2,173
	Dekalb, Newton & Gwinett County, GA, Joint Development Proj
1,500	6.00%, 07/01/2034	1,684
	Marietta, GA, DA Life University Inc Proj
1,500	7.00%, 06/15/2030	1,541
		5,398
	Illinois - 5.4%
	Aurora, IL, Tax Increment Rev
940	6.75%, 12/30/2027	959
	Chicago, IL, O'Hare Int'l Airport Rev
1,000	5.25%, 01/01/2027	1,028
2,210	6.00%, 01/01/2017	2,372
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
192	5.75%, 03/01/2037 ⌂	91
	Illinois FA Rev, Admiral at the Lake
3,000	6.00%, 05/15/2017	3,003
	Illinois FA Rev, Art Institute of Chicago Ser A
1,400	6.00%, 03/01/2038	1,564
	Illinois FA Rev, Silver Cross Hospital & Medicine
3,000	5.50%, 08/15/2030	3,046
	Illinois State GO
1,500	5.00%, 01/01/2022	1,694
1,500	5.25%, 01/01/2021	1,770
	Metropolitan Pier & Exposition Auth
5,000	11.26%, 12/15/2032 ○	1,858
	Railsplitter Tobacco Settlement Auth IL
3,000	6.00%, 06/01/2028	3,347
		20,732
	Indiana - 0.6%
	Indiana Fin Auth Wastewater Utility Rev
2,000	5.25%, 10/01/2031	2,297

	Louisiana - 2.0%
	Louisiana Local Government Environmental Facilities & Community Development
4,000	6.75%, 11/01/2032	4,331
	Louisiana Public Facilities Auth, Susla Fac, Inc
500	5.75%, 07/01/2039 ⌂■	399
	New Orleans, LA, Aviation Board Revenues
2,500	6.00%, 01/01/2023	2,981
		7,711
	Maryland - 0.6%
	Baltimore MD Proj Rev
2,000	5.00%, 07/01/2041	2,254

	Massachusetts - 3.5%
	Massachusetts Development Fin Agency Rev
1,200	8.00%, 04/15/2031	1,387
	Massachusetts State Health & Education FA Rev, Simmons College Ser I
2,355	8.00%, 10/01/2039	2,667
	Massachusetts State, GO
3,335	12.86%, 04/01/2019 λ	5,245
	Massachusetts State, Water Auth
3,335	12.80%, 02/01/2016 λ	4,239
		13,538
	Michigan - 3.8%
	Kent, MI, Hospital FA
5,175	6.00%, 07/01/2035	5,209
	Michigan Public Educational FA Rev, Limited Obligation Chandler Park Academy
2,025	6.35%, 11/01/2028	2,058
	Michigan State Financial Auth Rev
2,000	5.00%, 12/01/2039	2,134
	Michigan State Strategic Fund
2,500	5.25%, 10/15/2031	2,775
	Royal Oak, MI, Hospital Financial Auth
2,000	8.25%, 09/01/2039	2,470
		14,646
	Minnesota - 1.6%
	Minnesota State
3,000	5.25%, 03/01/2026	3,361
	Tobacco Securitization Auth MN Settlement
2,400	5.25%, 03/01/2031	2,595
		5,956
	Missouri - 1.0%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027 ⌂	80
	Kirkwood, MO, Industrial DA
3,500	8.25%, 05/15/2045	3,803
		3,883
	Nevada - 0.8%
	Las Vegas, NV, Special Improvement Dist #808 & 810, Summerlin Village
500	6.13%, 06/01/2031	478
	Mesquite Special Improvement Dist #07-01
465	6.00%, 08/01/2027	405
	Nevada State GO
2,000	5.00%, 06/01/2027	2,329
		3,212
	New Hampshire - 0.6%
	New Hampshire Business Financing Auth Rev
2,000	6.88%, 10/01/2039	2,121

2

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 90.6% - (continued)
	New Jersey - 3.2%
	New Jersey Econ DA
$4,445	6.25%, 09/15/2019	$4,445
	New Jersey Health Care Facilities FA, Hospital Asset Transformation
2,855	5.75%, 10/01/2031	3,242
	New Jersey State
1,980	4.50%, 10/01/2030	2,088
	New Jersey State Educational FA Rev, University of Medicine & Dentistry
2,000	7.50%, 12/01/2032	2,405
		12,180
	New Mexico - 1.2%
	Los Alamos County, NM
3,000	5.88%, 06/01/2027	3,604
	Montecito Estates Public Improvement Rev
965	7.00%, 10/01/2037 ⌂	922
		4,526
	New York - 6.7%
	Erie County, NY, IDA Global Concepts Charter School Proj
1,510	6.25%, 10/01/2037	1,441
	Nassau County, NY, IDA Continuing Care Retirement
3,000	6.70%, 01/01/2043 ⌂	2,405
	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside
1,000	6.50%, 01/01/2027 ⌂	871
	New York and New Jersey PA
2,000	5.00%, 12/01/2023	2,151
	New York City Transitional Financial Auth
3,500	0.30%, 08/01/2031 Δ	3,500
	New York State Dormitory Auth Non State Supported Debt, Orange Regional Med Center
1,500	6.13%, 12/01/2029	1,566
	New York State Liberty Development Corp
2,000	5.00%, 11/15/2044	2,147
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,998
	TSASC, Inc NY
2,500	5.00%, 06/01/2034	1,932
	Ulster County, NY, IDA
3,750	6.00%, 09/15/2037 - 09/15/2042 ⌂	2,588
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
3,000	6.00%, 09/15/2027 ⌂	2,077
		25,676
	North Carolina - 1.4%
	North Carolina Medical Care Commission Retirement FA Rev, First Mortgage Galloway Ridge
1,555	5.88%, 01/01/2031	1,588
1,000	6.00%, 01/01/2039	1,021
	North Carolina State Capital Waste Disposal
2,675	4.38%, 10/01/2031	2,802
		5,411
	Ohio - 3.4%
	Buckeye Tobacco Settlement FA
5,000	5.88%, 06/01/2047	3,709
4,580	6.00%, 06/01/2042	3,486
5,795	6.50%, 06/01/2047	4,719
	Ohio State Hospital Facilities Rev
880	5.50%, 01/01/2039	960
		12,874
	Oklahoma - 0.6%
	Norman Oklahoma Regional Auth Hospital
2,310	5.25%, 09/01/2019	2,420

	Other U.S. Territories - 1.7%
	Guam Government, Dept of Admin Ser A GO
3,000	6.75%, 11/15/2029	3,260
	Guam Government, Dept of Education John F Kennedy High School Ser A
2,000	6.63%, 12/01/2030	2,167
	Guam Government, Limited Obligation Rev Section 30 Ser A
935	5.75%, 12/01/2034	993
		6,420
	Pennsylvania - 3.3%
	Allegheny County Industrial Development Auth
1,215	6.75%, 08/15/2035	1,216
	Delaware County Industrial DA
2,000	6.13%, 08/15/2040	1,936
	Harrisburg Auth
2,000	5.25%, 07/15/2031 ⌂	1,714
	Pennsylvania Econ Development FA Rev, Allegheny Energy Supply
3,000	7.00%, 07/15/2039	3,401
	Pennsylvania Turnpike Commission, Sub-Ser C
1,335	6.00%, 06/01/2028	1,577
	Philadelphia, PA, GO
1,000	7.00%, 07/15/2028	1,170
	Philadelphia, PA, Municipal Auth
750	6.38%, 04/01/2029	826
800	6.50%, 04/01/2034	861
		12,701
	Rhode Island - 2.2%
	Rhode Island Tobacco Settlement Financing Corp
515	6.00%, 06/01/2023	518
8,000	6.25%, 06/01/2042	8,000
		8,518
	South Carolina - 0.3%
	Lancaster County, SC, Sun City Assessment
1,987	0.00%, 11/01/2017 ⌂●	934

	South Dakota - 1.1%
	South Dakota Educational Enhancement Funding Corp
4,030	6.50%, 06/01/2032	4,143
	South Dakota Housing DA
185	6.13%, 05/01/2033	185
		4,328

3

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 90.6% - (continued)
	Texas - 12.2%
	Brazos River Harbor Navigation Dist
$1,000	5.95%, 05/15/2033		$1,073
	Brazos Texas Industrial Development Corp
1,500	5.90%, 05/01/2038		1,606
	Central Texas Regional Mobility Auth
2,000	6.00%, 01/01/2041		2,142
	Clifton Higher Education Fin Corp
2,000	6.13%, 12/01/2040		2,095
	Clifton Higher Education Fin Corp, Tejano Center Community
2,000	8.75%, 02/15/2028		2,261
	Clifton Higher Education Fin Corp, Uplift Education
2,000	6.25%, 12/01/2045		2,121
	Dallas Fort Worth, TX, International Airport
685	6.00%, 11/01/2032		686
	Dallas-Fort Worth, TX, International Airport AMT
2,000	6.15%, 01/01/2016		2,001
	Garza County, TX, Public Fac Corp Rev
350	5.75%, 10/01/2025		364
	Houston Texas Higher Education Fin
2,000	4.50%, 05/15/2042		2,083
465	5.88%, 05/15/2021		502
1,000	6.88%, 05/15/2041		1,107
	Kimble County, TX, Hospital Dist GO
2,500	6.25%, 08/15/2033		2,591
	Lewisville, TX, Combination Contract Rev
3,940	6.13%, 09/01/2029		4,087
	Lewisville, TX, Combination Contract Rev (Prerefunded with US Gov't Securities)
60	6.13%, 09/01/2029		69
	Lower Colorado River Auth Rev
2,000	5.00%, 05/15/2041		2,147
55	7.25%, 05/15/2037		62
	Lower Colorado River Auth Rev (Prerefunded with US Gov't Securities)
2,945	7.25%, 05/15/2037		3,587
	Maverick County, TX, Public Fac Corp Proj Rev
1,400	6.25%, 02/01/2024		1,248
	Texas (State of)
1,500	6.00%, 12/01/2030		1,576
	Texas Midwest Public Facilities Corp Rev
3,000	0.00%, 10/01/2030 ⌂●		1,620
	Texas Private Activity Surface Transportation, LBJ Infrastructure Group
1,000	7.00%, 06/30/2040		1,127
	Texas Private Activity Surface Transportation, NTE Mobility Partners
3,000	6.88%, 12/31/2039		3,343
	Texas State Public Fin Auth Charter School
3,555	5.38%, 02/15/2037		3,556
1,000	6.20%, 02/15/2040		1,053
	Travis County, TX, Health Fac, Querencia Barton Creek Project
600	5.65%, 11/15/2035		548
	Travis County, TX, Health Facilities
2,000	7.13%, 11/01/2040		2,178
			46,833
	Utah - 0.4%
	Utah St Charter School Financial Auth
1,550	6.25%, 07/15/2030		1,575

	Virginia - 2.4%
	Bedford County Industrial DA
2,500	5.60%, 12/01/2025		2,506
	Norfolk, VA, Redev & Housing Auth Rev
1,005	6.13%, 01/01/2035		984
	Peninsula, VA, Turn Center Community Dev DA
298	6.45%, 09/01/2037		280
	Virginia Small Business Financing Auth Rev
3,000	9.00%, 07/01/2039		3,194
	Washington County Hospital Fac Rev
1,750	7.75%, 07/01/2038		2,046
			9,010
	Washington - 1.8%
	King County, WA, Public Hospital GO
3,000	7.25%, 12/01/2038		3,152
	Washington State Health Care Facilities Auth, VA Mason Medical
3,600	6.13%, 08/15/2037		3,739
			6,891
	West Virginia - 0.6%
	West Virginia State Hospital FA
2,000	9.13%, 10/01/2041		2,250

	Wisconsin - 0.7%
	Badger Tobacco Asset Securitization Corp of WI (Prerefunded with US Gov't Securities)
1,000	6.38%, 06/01/2032		1,020
	Wisconsin State General Fund
185	5.75%, 05/01/2033		219
1,295	6.00%, 05/01/2036		1,530
			2,769
	Total municipal bonds
	(cost $321,035)		$346,969

	Total long-term investments
	(cost $321,035)		$346,969

SHORT-TERM INVESTMENTS - 8.1%
	Finance - 8.1%
30,994	JP Morgan Tax Free Money Market Fund		$30,994

	Total short-term investments
	(cost $30,994)		$30,994

	Total investments
	(cost $352,029) ▲	98.7%	$377,963
	Other assets and liabilities	1.3%	4,806
	Total net assets	100.0%	$382,769

4

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	Also represents cost for tax purposes.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $2,153, which represents 0.6% of total net assets.

λ	Inverse floating rate certificate issued by a third party securitization trust and purchased directly through a cash transaction; rate varies inversely to short-term interest rates and the rate presented is the effective rate at January 31, 2012.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2007	$100	Branson Hills, MO, Infrastructure Fac, 5.50%, 04/01/2027	$100
05/2007	$192	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	192
03/2011	$2,000	Harrisburg Auth, 5.25%, 07/15/2031	1,591
10/2007	$1,987	Lancaster County, SC, Sun City Assessment, 0.00%, 11/01/2017	1,987
07/2007	$500	Louisiana Public Facilities Auth, Susla Fac, Inc, 5.75%, 07/01/2039 - 144A	503
06/2007	$500	Magnolia Creek, FL, Community Development Dist Capital Improvement, 0.00%, 05/01/2039	496
12/2007	$965	Montecito Estates Public Improvement Rev, 7.00%, 10/01/2037	965
06/2008-11/2009	$3,000	Nassau County, NY, IDA Continuing Care Retirement, 6.70%, 01/01/2043	2,948
12/2007	$1,000	Nassau County, NY, IDA Continuing Care Retirement, Amsterdam at Harborside, 6.50%, 01/01/2027	995
11/2007	$1,755	River Bend Community Development Dist, Capital Improvement Rev, 0.00%, 11/01/2015	1,755
05/2007	$200	Show Low Bluff, AZ, Community Fac Dist Special Assessment, 5.60%, 07/01/2031 - 144A	200
09/2007	$1,000	Tartesso West Community Facilities Dist GO, 5.90%, 07/15/2032	1,000
05/2009	$3,000	Texas Midwest Public Facilities Corp Rev, 0.00%, 10/01/2030	3,000
10/2007-12/2011	$3,750	Ulster County, NY, IDA, 6.00%, 09/15/2037 - 09/15/2042	3,308
12/2011	$3,000	Ulster County, NY, IDA Kingston Regional Senior Living Proj, 6.00%, 09/15/2027	1,500

At January 31, 2012, the aggregate value of these securities was $15,597, which represents 4.1% of total net assets.

AMT	–	Alternative Minimum Tax
DA	–	Development Authority
FA	–	Finance Authority
GO	–	General Obligations
IDA	–	Industrial Development Authority Bond
PA	–	Port Authority

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford Municipal Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	1.5%
Aa / AA	13.8
A	19.2
Baa / BBB	22.7
Ba / BB	6.5
B	7.0
Caa / CCC or Lower	1.0
Unrated	18.9
Non Debt Securities and Other Short-Term Instruments	8.1
Other Assets & Liabilities	1.3
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Industry

as of January 31, 2012

Industry	Percentage of Net Assets
Airport Revenues	4.6%
General Obligations	9.3
Health Care/Services	19.0
Higher Education (Univ., Dorms, etc.)	12.9
Housing (HFA'S, etc.)	0.6
Industrial	5.9
Miscellaneous	16.1
Pollution Control	0.7
Prerefunded	1.7
Special Tax Assessment	4.9
Tax Allocation	4.3
Transportation	3.0
Utilities - Electric	2.7
Utilities - Gas	0.6
Utilities - Water and Sewer	3.6
Waste Disposal	0.7
Short-Term Investments	8.1
Other Assets and Liabilities	1.3
Total	100.0%

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	346,969	–	346,969	–
Short-Term Investments	30,994	30,994	–	–
Total	$377,963	$30,994	$346,969	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

6

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 21.1%
Finance and Insurance - 20.6%
	Captive Auto Finance - 6.2%
	Ally Automotive Receivables Trust
$1,120	0.65%, 03/17/2014	$1,120
1,420	0.71%, 09/15/2014	1,422
788	1.38%, 07/15/2014	792
1,000	2.29%, 11/16/2015 ■	1,023
1,500	3.29%, 03/15/2015 ■	1,555
	Ally Master Owner Trust
1,000	2.88%, 04/15/2015 ■	1,018
	AmeriCredit Automobile Receivables Trust
1,898	0.84%, 11/10/2014	1,899
902	0.90%, 09/08/2014	902
	Bank of America Automotive Trust
1,013	1.31%, 07/15/2014	1,017
810	1.39%, 03/15/2014 ■	812
	BMW Vehicle Owner Trust
2,500	0.63%, 02/25/2014	2,501
	Capital Automotive Receivables Asset Trust
1,000	6.35%, 03/17/2014 ■	1,028
	DaimlerChrysler Automotive Trust
120	4.48%, 08/08/2014	120
	Ford Credit Automotive Lease Trust
2,550	0.74%, 09/15/2013	2,551
	Ford Credit Automotive Owner Trust
512	0.68%, 12/15/2012	513
1,825	2.62%, 10/15/2016	1,881
1,200	2.98%, 08/15/2014	1,227
493	5.69%, 11/15/2012	494
	Harley-Davidson Motorcycle Trust
2,571	0.96%, 05/16/2016	2,580
1,210	1.16%, 02/15/2015	1,214
500	1.99%, 01/15/2016	503
	Honda Automotive Receivables Owner Trust
1,850	1.13%, 10/15/2014	1,862
	Hyundai Automotive Receivables Trust
3,750	0.62%, 07/15/2014	3,752
650	1.65%, 02/15/2017	664
2,100	2.27%, 02/15/2017	2,161
	Nissan Automotive Receivables Owner Trust
2,250	0.74%, 09/15/2014	2,255
800	0.87%, 07/15/2014	802
490	1.18%, 02/16/2015	494
	Nissan Master Owner Trust Receivables
1,500	1.44%, 01/15/2015 ■Δ	1,510
	Totota Automotive Receivables Owner Trust
4,000	0.53%, 04/15/2014	4,000
	Volkswagen Automotive Lease Trust
715	1.31%, 01/20/2014	717
	World Omni Automotive Receivables Trust
1,500	2.33%, 09/15/2016	1,531
		45,920
	Credit Card Issuing - 2.1%
	American Express Credit Account Master Trust
2,000	0.89%, 11/16/2015 Δ	2,000
	Bank One Issuance Trust
2,260	4.77%, 02/16/2016	2,366
	Citibank Credit Card Issuance Trust
4,155	6.30%, 06/20/2014	4,244
	GE Capital Credit Card Master Note Trust
1,750	0.84%, 01/17/2017 Δ	1,764
1,000	2.21%, 06/15/2016	1,022
3,500	3.69%, 07/15/2015	3,550
	MBNA Credit Card Master Note Trust
550	6.80%, 07/15/2014	551
		15,497
	Real Estate Credit (Mortgage Banking) - 12.0%
	Aesop Funding II LLC
1,800	1.85%, 11/20/2013 ■	1,805
	Banc of America Commercial Mortgage, Inc.
2,570	4.93%, 07/10/2045	2,826
1,100	5.45%, 01/15/2049	1,159
1,000	5.61%, 04/10/2049 Δ	1,113
	Bayview Commercial Asset Trust
268	1.28%, 01/25/2035 ■Δ	146
7,900	2.66%, 01/25/2037 ■►	375
7,662	2.83%, 09/25/2037 ■►	709
	Bayview Financial Acquisition Trust
493	4.91%, 02/25/2033 ■	477
2,000	5.64%, 11/28/2036	1,703
	Bear Stearns Asset Backed Securities, Inc.
388	5.66%, 09/25/2033 Δ	347
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000	4.84%, 03/13/2040	2,036
46,240	15.00%, 02/11/2041 - 11/11/2041 ⌂►	171
	CBA Commercial Small Balance Commercial Mortgage
7,093	3.00%, 01/25/2039 ■►	337
13,289	5.26%, 12/25/2036 ■Δ	2,126
	CFCRE Commercial Mortgage Trust
3,000	3.76%, 04/15/2044 ■	3,169
22,836	4.24%, 04/15/2044 ■►	1,456
	Citicorp Residential Mortgage Securities
90	6.27%, 06/25/2037 Δ	85
	Citigroup Commercial Mortgage Trust
107	5.38%, 10/15/2049	108
1	5.73%, 03/15/2049 Δ	1
	CNH Equipment Trust
1,500	0.90%, 04/15/2015	1,503
	Commercial Mortgage Pass-Through Certificates
853	3.16%, 11/01/2015 ■	884
1,000	4.31%, 12/10/2012 ■	1,000
500	4.76%, 12/10/2012 ■	501
1,000	5.61%, 06/09/2028 ■	1,020
500	5.95%, 06/09/2028 ■	508
	Credit Suisse Mortgage Capital Certificates
2,000	5.79%, 09/15/2039 Δ	2,184
	CS First Boston Mortgage Securities Corp.
1,000	5.42%, 05/15/2036 Δ	1,073
	DBUBS Mortgage Trust
1,345	3.64%, 08/10/2044	1,439

1

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 21.1% - (continued)
Finance and Insurance - 20.6% - (continued)
	Real Estate Credit (Mortgage Banking) - 12.0% - (continued)
	DBUBS Mortgage Trust - (continued)
$981	3.74%, 11/10/2046 ■	$1,039
3,113	4.89%, 01/01/2021 ■►	176
	Equity One ABS, Inc.
20	2.78%, 07/25/2034 Δ	1
	Ford Credit Floorplan Master Owner Trust
1,725	1.50%, 09/15/2015	1,742
	GMAC Commercial Mortgage Securities, Inc.
1,180	6.50%, 05/15/2035 ■	1,225
	GMAC Mortgage Corp. Loan Trust
362	4.59%, 04/25/2033	329
147	5.12%, 04/25/2033	90
283	5.75%, 10/25/2036	186
	GMAC Mortgage Servicer Advance Funding
3,000	3.72%, 03/15/2023 ■	2,993
	Goldman Sachs Mortgage Securities Corp. II
500	2.72%, 02/10/2021 ■	505
317	5.48%, 11/10/2039	319
2,500	5.55%, 04/10/2038	2,769
	Goldman Sachs Mortgage Securities Trust
853	5.78%, 08/10/2045 Δ	866
	Government National Mortgage Association
1,950	5.00%, 08/20/2039	2,107
	Greenwich Capital Commercial Funding Corp.
1,346	5.38%, 03/10/2039	1,352
	Hasco HIM Trust
42	0.00%, 12/26/2035 ■●	–
	John Deere Owner Trust
1,870	1.96%, 04/16/2018	1,920
	JP Morgan Chase Commercial Mortgage Securities Corp.
21,234	0.09%, 08/12/2037 Δ	2
950	3.36%, 11/13/2044 ■	973
1,934	3.85%, 06/15/2043 ■	2,040
148	4.30%, 01/15/2038	151
1,000	4.93%, 09/12/2037	1,027
1,238	4.96%, 08/15/2042	1,272
1,000	5.34%, 05/15/2047	940
1,450	5.58%, 06/12/2041 Δ	1,571
708	5.83%, 02/15/2051	764
	LB-UBS Commercial Mortgage Trust
237	5.30%, 02/15/2040	238
	Long Beach Asset Holdings Corp.
180	0.00%, 04/25/2046 ■●	–
	Merrill Lynch Mortgage Trust
9,204	3.96%, 10/12/2041 ⌂■►	21
1,000	4.86%, 08/12/2039	1,074
1,000	5.83%, 06/12/2050 Δ	1,045
13,994	15.00%, 09/12/2042 ⌂►	44
	Merrill Lynch/Countrywide Commercial Mortgage Trust
377	5.11%, 12/12/2049	377
	Morgan Stanley Capital I
2,400	3.22%, 07/15/2049	2,523
2,500	3.88%, 09/15/2047 ■	2,667
2,500	4.97%, 04/14/2040	2,672
1,500	5.11%, 06/15/2040	1,613
1,808	5.60%, 04/12/2049 Δ	1,865
	Morgan Stanley Re-Remic Trust
3,000	5.00%, 07/17/2056 ■	3,068
	National Credit Union Administration
896	1.60%, 10/29/2020	910
	Nationstar Home Equity Loan Trust
13	0.00%, 03/25/2037 ⌂■●†	–
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ⌂■●†	–
	Sovereign Commercial Mortgage Securities
1,475	5.89%, 07/22/2030 ■Δ	1,515
	Structured Asset Investment Loan Trust
193	2.90%, 11/25/2033 Δ	122
	Voyager Countrywide Delaware Trust
769	7.72%, 11/26/2035 ■○	534
	Wachovia Bank Commercial Mortgage Trust
775	4.50%, 10/15/2041	784
3,500	4.80%, 10/15/2041	3,763
487	5.25%, 12/15/2043	497
1,500	5.48%, 04/15/2047	1,640
1,631	5.62%, 05/15/2046	1,743
1,402	5.74%, 06/15/2049 Δ	1,447
	Washington Mutual, Inc.
13,965	7.00%, 11/23/2043 ⌂■►Ψ	445
	Wells Fargo Home Equity Trust
1,286	0.58%, 04/25/2034 Δ	1,090
	WF-RBS Commercial Mortgage Trust
6,584	6.02%, 11/15/2044 ■►	780
		89,097
	Real Estate Investment Trust (REIT) - 0.3%
	Crest Clarendon Street
190	1.05%, 12/28/2017 ■Δ	185
	Extended Stay America Trust
1,869	2.95%, 11/05/2027 ■	1,895
		2,080
		152,594
Machinery Manufacturing - 0.1%
	Other General Purpose Machinery Manufacturing - 0.1%
	GE Equipment Small Ticket LLC
1,175	1.45%, 01/21/2018 ■	1,182

Transportation Equipment Manufacturing - 0.4%
	Railroad Rolling Stock Manufacturing - 0.4%
	GE Equipment Transportation LLC
3,000	0.77%, 10/21/2013	3,000

	Total asset & commercial mortgage backed securities
	(cost $154,232)	$156,776

2

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 55.5%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	MGM Mirage, Inc.
$1,145	11.13%, 11/15/2017	$1,302

Air Transportation - 0.1%
	Scheduled Air Transportation - 0.1%
	United Air Lines, Inc.
730	9.88%, 08/01/2013 ■	763

Arts, Entertainment and Recreation - 1.7%
	Cable and Other Subscription Programming - 1.1%
	DirecTV Holdings LLC
1,100	3.50%, 03/01/2016	1,148
2,000	4.75%, 10/01/2014	2,159
1,500	7.63%, 05/15/2016	1,581
	Echostar DBS Corp.
725	7.13%, 02/01/2016	796
	Time Warner Cable, Inc.
2,000	5.40%, 07/02/2012	2,039
	Virgin Media Finance plc
690	9.50%, 08/15/2016	780
		8,503
	Gambling Industries - 0.1%
	FireKeepers Development Authority
655	13.88%, 05/01/2015 ■	738

	Radio and Television Broadcasting - 0.5%
	NBC Universal Media LLC
2,000	2.10%, 04/01/2014	2,034
	XM Satellite Radio, Inc.
1,391	13.00%, 08/01/2013 ■	1,586
		3,620
		12,861
Beverage and Tobacco Product Manufacturing - 1.3%
	Beverage Manufacturing - 1.2%
	Anheuser-Busch InBev N.V.
2,372	1.50%, 07/14/2014	2,405
1,000	5.38%, 11/15/2014	1,119
	Coca-Cola Co.
1,000	3.63%, 03/15/2014	1,067
	Constellation Brands, Inc.
1,210	7.25%, 09/01/2016	1,358
	PepsiCo, Inc.
1,209	0.80%, 08/25/2014	1,215
	Pernod-Ricard S.A.
2,000	2.95%, 01/15/2017 ■	2,036
		9,200
	Tobacco Manufacturing - 0.1%
	Altria Group, Inc.
500	7.75%, 02/06/2014	563

		9,763
Chemical Manufacturing - 1.6%
	Basic Chemical Manufacturing - 1.3%
	Airgas, Inc.
1,785	2.85%, 10/01/2013	1,818
	Dow Chemical Co.
1,000	7.60%, 05/15/2014	1,136
	Export Development Canada
5,000	1.75%, 09/24/2012	5,043
	PPG Industries, Inc.
1,500	1.90%, 01/15/2016	1,505
		9,502
	Other Chemical and Preparation Manufacturing - 0.2%
	Ecolab, Inc.
1,430	2.38%, 12/08/2014	1,482

	Resin, Synthetic Rubber and Filaments Manufacturing - 0.1%
	Dow Chemical Co.
1,000	4.85%, 08/15/2012	1,021

		12,005
Computer and Electronic Product Manufacturing - 1.3%
	Communications Equipment Manufacturing - 0.2%
	Nextel Communications, Inc.
1,330	7.38%, 08/01/2015	1,287

	Computer and Peripheral Equipment Manufacturing - 0.5%
	Hewlett-Packard Co.
2,250	2.65%, 06/01/2016	2,281
385	2.95%, 08/15/2012	389
	Seagate Technology International
1,140	10.00%, 05/01/2014 ■	1,302
		3,972
	Navigational, Measuring, and Control Instruments - 0.6%
	Lockheed Martin Corp.
1,805	2.13%, 09/15/2016	1,814
	Raytheon Co.
1,740	1.40%, 12/15/2014	1,765
	Thermo Fisher Scientific, Inc.
1,000	2.15%, 12/28/2012	1,011
		4,590
		9,849
Construction - 0.2%
	Residential Building Construction - 0.2%
	CRH America, Inc.
1,340	5.30%, 10/15/2013	1,396

Couriers and Messengers - 0.1%
	Couriers - 0.1%
	United Parcel Service, Inc.
1,000	3.88%, 04/01/2014	1,066

Electrical Equipment and Appliance Manufacturing - 0.3%
	Electrical Equipment Manufacturing - 0.3%
	General Electric Co.
2,000	5.00%, 02/01/2013	2,086

Finance and Insurance - 30.5%
	Captive Auto Finance - 2.1%
	American Honda Finance Corp.
5,200	3.50%, 03/16/2015 ■	5,490

3

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 55.5% - (continued)
Finance and Insurance - 30.5% - (continued)
	Captive Auto Finance - 2.1% - (continued)
	Ford Motor Credit Co.
$3,158	3.88%, 01/15/2015	$3,194
880	12.00%, 05/15/2015	1,098
	USAA Capital Corp.
5,750	1.05%, 09/30/2014 ■	5,723
		15,505
	Commercial Banking - 6.0%
	ANZ National Ltd.
2,000	2.38%, 12/21/2012 ■	2,025
	Banco Santander Brasil S.A.
980	4.25%, 01/14/2016 ■	955
	Bank of Nova Scotia
3,000	2.15%, 08/03/2016 ■	3,081
3,000	2.25%, 01/22/2013	3,050
	Barclays Bank plc
1,000	2.50%, 01/23/2013	1,008
3,000	5.45%, 09/12/2012	3,071
	Commonwealth Bank of Australia
1,500	2.13%, 03/17/2014 ■	1,512
2,000	2.75%, 10/15/2012 ■	2,024
	Credit Suisse New York
1,000	1.53%, 01/14/2014 Δ	986
1,800	3.45%, 07/02/2012	1,821
1,000	5.00%, 05/15/2013	1,038
	HSBC Bank plc
1,000	1.37%, 01/17/2014 ■Δ	992
2,000	1.63%, 08/12/2013 ■	1,973
	HSBC Bank USA
1,000	4.63%, 04/01/2014	1,039
	Key Bank NA
2,000	4.95%, 09/15/2015	2,151
1,500	5.70%, 08/15/2012	1,536
1,000	5.80%, 07/01/2014	1,084
	Manufacturers & Traders Trust Co.
1,045	5.59%, 12/28/2020	1,024
	National Australia Bank Ltd.
1,000	1.30%, 04/11/2014 ■Δ	986
1,000	2.35%, 11/16/2012 ■	1,011
	Nordea Bank AB
833	1.47%, 01/14/2014 ■Δ	820
1,404	2.50%, 11/13/2012 ■	1,420
	Rabobank Netherlands
2,000	2.65%, 08/17/2012 ■	2,020
	Santander Holdings USA
738	4.63%, 04/19/2016	721
	State Street Bank & Trust Co.
800	0.74%, 12/08/2015 Δ	759
	Svenska Handelsbanken AB
1,000	3.13%, 07/12/2016	1,026
1,000	4.88%, 06/10/2014 ■	1,052
	Union Bank NA
2,000	5.95%, 05/11/2016	2,175
	Westpac Banking Corp.
1,000	1.31%, 03/31/2014 ■Δ	985
1,000	2.10%, 08/02/2013	1,014
		44,359
	Bank of America Corp.
4,000	1.97%, 01/30/2014 Δ	3,872
	Bank of Montreal
2,500	2.13%, 06/28/2013	2,547
	Bank of New York Mellon Corp.
363	4.30%, 05/15/2014	391
	BB&T Corp.
1,000	3.38%, 09/25/2013	1,037
2,000	3.85%, 07/27/2012	2,032
2,000	5.70%, 04/30/2014	2,191
	Canadian Imperial Bank of Commerce
2,000	1.45%, 09/13/2013	2,020
	Citigroup, Inc.
2,000	1.31%, 02/15/2013 Δ	1,981
2,479	3.95%, 06/15/2016	2,548
2,000	4.45%, 01/10/2017	2,085
1,000	5.25%, 02/27/2012	1,002
837	6.38%, 08/12/2014	906
	Comerica, Inc.
1,000	3.00%, 09/16/2015	1,034
	Fifth Third Bancorp
2,000	0.58%, 05/17/2013 Δ	1,965
636	3.63%, 01/25/2016	663
1,000	4.75%, 02/01/2015	1,048
	HSBC Holdings plc
950	1.10%, 08/12/2013 ■Δ	946
2,000	5.25%, 12/12/2012	2,059
	PNC Funding Corp.
907	2.70%, 09/19/2016	936
3,000	3.63%, 02/08/2015	3,198
	SunTrust Banks, Inc.
2,500	0.88%, 04/01/2015 Δ	2,318
1,337	5.25%, 11/05/2012	1,367
	Toronto-Dominion Bank
3,488	1.38%, 07/14/2014	3,534
2,000	2.50%, 07/14/2016	2,079
	Wells Fargo & Co.
3,000	0.88%, 03/15/2016 Δ	2,746
1,000	4.38%, 01/31/2013	1,038
	Wells Fargo Bank NA
1,000	0.67%, 05/16/2016 Δ	906
		48,449
	Insurance Carriers - 4.7%
	American International Group, Inc.
1,500	3.65%, 01/15/2014	1,495
	ASIF Global Financing XIX
1,500	4.90%, 01/17/2013 ■	1,521
	Berkshire Hathaway Finance Corp.
1,000	0.91%, 01/10/2014 Δ	1,001
1,500	4.00%, 04/15/2012	1,510
	Berkshire Hathaway, Inc.
2,000	1.16%, 08/15/2014 Δ	2,016
	CNA Financial Corp.
2,000	6.50%, 08/15/2016	2,181
	Jackson National Life Global Funding
2,500	5.38%, 05/08/2013 ■	2,610

4

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 55.5% - (continued)
Finance and Insurance - 30.5% - (continued)
	Insurance Carriers - 4.7% - (continued)
	John Hancock Global Funding II
$1,000	5.00%, 09/30/2013 ■	$1,044
	Lincoln National Corp.
2,000	5.65%, 08/27/2012	2,047
	MassMutual Global Funding
1,500	1.07%, 09/27/2013 ■Δ	1,499
1,000	3.63%, 07/16/2012 ■	1,014
	Met Life Global Funding I
2,000	2.00%, 01/19/2015 ■	2,020
	MetLife Global Funding I
2,000	1.33%, 01/10/2014 ■Δ	1,978
600	2.88%, 09/17/2012 ■	608
1,500	5.13%, 04/10/2013 - 06/10/2014 ■	1,591
	MetLife, Inc.
1,500	1.48%, 04/04/2014 ■Δ	1,500
1,000	1.69%, 08/06/2013 Δ	1,009
	New York Life Global Funding
2,667	2.25%, 12/14/2012 ■	2,705
2,000	2.45%, 07/14/2016 ■	2,064
	Prudential Financial, Inc.
2,000	6.20%, 01/15/2015	2,215
	UnitedHealth Group, Inc.
1,000	5.50%, 11/15/2012	1,037
		34,665
	International Trade Financing (Foreign Banks) - 2.7%
	ABN Amro Bank N.V.
1,429	4.25%, 02/02/2017 ■	1,428
	Corpoacion Andina De Fomento
1,500	3.75%, 01/15/2016	1,526
1,000	5.20%, 05/21/2013	1,040
	International Bank for Reconstruction & Developmen
3,000	0.50%, 11/26/2013	3,013
	Kreditanstalt fuer Wiederaufbau
4,500	4.75%, 05/15/2012	4,555
	Royal Bank of Scotland plc
1,500	3.40%, 08/23/2013	1,525
1,000	3.95%, 09/21/2015	993
2,240	5.50%, 06/15/2012	2,263
	Standard Chartered plc
3,570	3.20%, 05/12/2016 ■	3,579
		19,922
	Monetary Authorities - Central Bank - 0.2%
	Lloyds Banking Group plc
1,500	4.38%, 01/12/2015 ■	1,513

	Nondepository Credit Banking - 3.6%
	Ally Financial, Inc.
1,230	7.50%, 12/31/2013	1,295
	American Express Co.
1,246	5.55%, 10/17/2012	1,283
	American Express Credit Corp.
2,000	2.80%, 09/19/2016	2,045
	Capital One Bank
4,841	6.50%, 06/13/2013	5,110
	CIT Group, Inc.
602	7.00%, 05/01/2016	602
	General Electric Capital Corp.
2,500	0.70%, 09/15/2014 Δ	2,427
3,000	1.21%, 04/07/2014 Δ	2,974
8,500	2.00%, 09/28/2012	8,605
2,000	2.15%, 01/09/2015	2,044
	SLM Corp.
610	6.00%, 01/25/2017	614
		26,999
	Other Financial Investment Activities - 1.6%
	Allstate Life Global Funding Trust
1,000	5.38%, 04/30/2013	1,056
	Asciano Finance Ltd.
1,000	3.13%, 09/23/2015 ■	973
	Blackrock, Inc.
3,000	2.25%, 12/10/2012	3,040
	TIAA Global Markets, Inc.
2,150	4.95%, 07/15/2013 ■	2,272
2,000	5.13%, 10/10/2012 ■	2,060
	Xstrata Canada Finance Corp.
2,000	2.85%, 11/10/2014 ■	2,039
		11,440
	Real Estate Investment Trust (REIT) - 0.2%
	Health Care REIT, Inc.
688	3.63%, 03/15/2016	700
	Host Marriott L.P.
730	6.75%, 06/01/2016	755
		1,455
	Securities and Commodity Contracts and Brokerage - 2.9%
	Goldman Sachs Group, Inc.
2,000	1.43%, 02/07/2014 Δ	1,933
1,279	3.63%, 02/07/2016	1,274
1,000	5.30%, 02/14/2012	1,001
243	6.00%, 05/01/2014	262
	JP Morgan Chase & Co.
3,000	0.87%, 06/13/2016 Δ	2,727
1,000	1.36%, 01/24/2014 Δ	997
2,000	3.45%, 03/01/2016	2,060
1,500	4.65%, 06/01/2014	1,609
	Merrill Lynch & Co., Inc.
2,000	6.05%, 05/16/2016	2,014
	Morgan Stanley
1,500	2.16%, 01/24/2014 Δ	1,443
2,000	3.80%, 04/29/2016	1,943
1,000	4.20%, 11/20/2014	1,011
1,000	5.75%, 08/31/2012	1,024
	UBS AG Stamford CT
2,500	2.25%, 01/28/2014	2,486
		21,784
		226,091
Food Manufacturing - 0.9%
	Animal Slaughtering and Processing - 0.1%
	JBS USA LLC
483	11.63%, 05/01/2014	555

5

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 55.5% - (continued)
Food Manufacturing - 0.9% - (continued)
	Fruit, Vegetable Preserving and Specialty Food - 0.2%
	Smithfield Foods, Inc.
$1,140	10.00%, 07/15/2014	$1,339

	Grain and Oilseed Milling - 0.2%
	General Mills, Inc.
1,202	5.65%, 09/10/2012	1,236

	Sugar and Confectionery Product Manufacturing - 0.4%
	Wrigley Jr., William Co.
2,300	2.45%, 06/28/2012 ■	2,316
1,000	3.05%, 06/28/2013 ■	1,018
		3,334
		6,464
Health Care and Social Assistance - 2.5%
	Health and Personal Care Stores - 0.3%
	Express Scripts, Inc.
2,500	5.25%, 06/15/2012	2,540

	Medical Equipment and Supplies Manufacturing - 0.3%
	Carefusion Corp.
500	4.13%, 08/01/2012	507
	Covidien International Finance S.A.
1,500	1.88%, 06/15/2013	1,521
		2,028
	Pharmaceutical and Medicine Manufacturing - 1.9%
	AstraZeneca plc
1,750	5.40%, 09/15/2012	1,805
	Eli Lilly & Co.
1,164	3.55%, 03/06/2012	1,167
	Gilead Sciences, Inc.
1,912	2.40%, 12/01/2014	1,978
	Glaxosmithkline Capital, Inc.
3,000	4.85%, 05/15/2013	3,173
	Novartis Capital Corp.
1,429	1.90%, 04/24/2013	1,457
	Teva Pharmaceuticals Finance
2,200	0.50%, 11/08/2013 Δ	2,216
	Teva Pharmaceuticals Finance IV LLC
1,425	1.70%, 11/10/2014	1,453
	Valeant Pharmaceuticals International
790	6.50%, 07/15/2016 ■	802
		14,051
		18,619
Information - 2.7%
	Data Processing Services - 0.1%
	Affiliated Computer Services, Inc.
1,000	5.20%, 06/01/2015	1,075

	Software Publishers - 0.5%
	Microsoft Corp.
1,000	0.88%, 09/27/2013	1,009
	Oracle Corp.
2,355	4.95%, 04/15/2013	2,479
		3,488
	Telecommunications - Other - 0.1%
	Telefonica Emisiones SAU
1,000	0.76%, 02/04/2013 Δ	976

	Telecommunications - Wired Carriers - 1.1%
	AT&T, Inc.
3,725	2.40%, 08/15/2016	3,865
	Deutsche Telekom International Finance B.V.
2,000	3.13%, 04/11/2016 ■	2,057
	Frontier Communications Corp.
750	7.88%, 04/15/2015	774
	Videotron Ltee
1,195	9.13%, 04/15/2018	1,326
		8,022
	Telecommunications - Wireless Carriers - 0.3%
	America Movil S.A. de C.V.
1,200	2.38%, 09/08/2016	1,216
	Vodafone Group plc
1,000	5.35%, 02/27/2012	1,003
		2,219
	Wireless Communications Services - 0.6%
	Cellco Part - Verizon Wireless Capital
1,500	5.25%, 02/01/2012	1,500
	Verizon Communications, Inc.
1,500	1.18%, 03/28/2014 Δ	1,507
450	4.35%, 02/15/2013	468
	Verizon Virginia, Inc.
1,000	4.63%, 03/15/2013	1,042
		4,517
		20,297
Machinery Manufacturing - 0.4%
	Agriculture, Construction, Mining and Machinery - 0.4%
	Case New Holland, Inc.
1,240	7.75%, 09/01/2013	1,342
	Ingersoll-Rand Global Holding Co.
1,385	6.00%, 08/15/2013	1,480
		2,822
Mining - 1.4%
	Metal Ore Mining - 0.8%
	Codelco, Inc.
2,000	6.38%, 11/30/2012 ■	2,081
	Inco Ltd.
1,000	7.75%, 05/15/2012	1,013
	Rio Tinto Finance USA Ltd.
2,400	8.95%, 05/01/2014	2,813
		5,907
	Nonmetallic Mineral Mining and Quarrying - 0.6%
	BHP Billiton Finance USA Ltd.
2,500	6.75%, 11/01/2013	2,731
	Vale Overseas Ltd.
1,720	6.25%, 01/23/2017	1,967
		4,698
		10,605
Miscellaneous Manufacturing - 0.4%
	Aerospace Product and Parts Manufacturing - 0.4%
	Honeywell International, Inc.
1,092	4.25%, 03/01/2013	1,136

6

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 55.5% - (continued)
Miscellaneous Manufacturing - 0.4% - (continued)
	Aerospace Product and Parts Manufacturing - 0.4% - (continued)
	Textron, Inc.
$1,500	4.63%, 09/21/2016	$1,558
		2,694
Motor Vehicle and Parts Manufacturing - 0.7%
	Motor Vehicle Manufacturing - 0.7%
	Daimler Finance NA LLC
3,800	1.88%, 09/15/2014 ■	3,785
	DaimlerChrysler NA Holdings Corp.
1,000	6.50%, 11/15/2013	1,087
		4,872
Petroleum and Coal Products Manufacturing - 4.3%
	Natural Gas Distribution - 0.3%
	Consumers Energy Co.
1,000	5.38%, 04/15/2013	1,056
	Regency Energy Partners L.P.
1,364	9.38%, 06/01/2016	1,514
		2,570
	Oil and Gas Extraction - 2.4%
	BP Capital Markets plc
2,286	3.75%, 06/17/2013	2,365
	Canadian Natural Resources Ltd.
2,300	1.45%, 11/14/2014	2,340
	Chesapeake Energy Corp.
660	9.50%, 02/15/2015	743
	Devon Energy Corp.
3,100	2.40%, 07/15/2016	3,190
	Husky Energy, Inc.
2,500	6.25%, 06/15/2012	2,547
	Petrobras International Finance Co.
1,100	3.88%, 01/27/2016	1,126
	Shell International Finance B.V.
2,000	0.92%, 06/22/2012 Δ	2,005
1,000	4.00%, 03/21/2014	1,073
	Statoilhydro ASA
391	3.88%, 04/15/2014	421
	Total Capital Canada Ltd.
606	0.95%, 01/17/2014 Δ	608
	XTO Energy, Inc.
1,000	7.50%, 04/15/2012	1,014
		17,432
	Petroleum and Coal Products Manufacturing - 1.2%
	ConocoPhillips
1,000	4.60%, 01/15/2015	1,114
	Hess Corp.
500	7.00%, 02/15/2014	554
	Motiva Enterprises LLC
496	5.20%, 09/15/2012 ■	506
	Schlumberger Investment
2,000	1.09%, 09/12/2014 ■Δ	2,002
	Schlumberger Norge AS
1,400	1.95%, 09/14/2016 ■	1,423
	Valero Energy Corp.
1,500	4.75%, 06/15/2013	1,567
1,520	6.88%, 04/15/2012	1,537
		8,703
	Support Activities For Mining - 0.4%
	Transocean, Inc.
3,000	1.50%, 12/15/2037 ۞	2,947

		31,652
Pipeline Transportation - 0.7%
	Pipeline Transportation of Natural Gas - 0.7%
	Enterprise Products Operating LLC
4,000	5.65%, 04/01/2013	4,216
	Kinder Morgan Energy Partners L.P.
790	3.50%, 03/01/2016	831
		5,047
Primary Metal Manufacturing - 0.4%
	Iron, Steel Mills and Ferroalloy Manufacturing - 0.4%
	ArcelorMittal
280	3.75%, 03/01/2016	281
1,228	5.38%, 06/01/2013	1,270
1,000	9.00%, 02/15/2015	1,145
		2,696
Professional, Scientific and Technical Services - 0.1%
	Computer Systems Design and Related Services - 0.1%
	IBM Corp.
970	1.95%, 07/22/2016	1,003

Real Estate, Rental and Leasing - 0.7%
	Automotive Equipment Rental and Leasing - 0.1%
	Ryder System, Inc.
1,070	3.15%, 03/02/2015	1,105

	General Rental Centers - 0.4%
	ERAC USA Finance Co.
1,175	2.75%, 07/01/2013 ■	1,194
1,388	5.80%, 10/15/2012 ■	1,433
		2,627
	Industrial Machinery, Equipment Rental and Leasing - 0.2%
	COX Communications, Inc.
1,500	7.13%, 10/01/2012	1,566

		5,298
Retail Trade - 0.4%
	Grocery Stores - 0.1%
	Kroger Co.
1,035	6.75%, 04/15/2012	1,047

	Other General Merchandise Stores - 0.2%
	Wal-Mart Stores, Inc.
1,000	3.20%, 05/15/2014	1,063

	Other Motor Vehicle Dealers - 0.1%
	Harley-Davidson Financial Services, Inc.
810	3.88%, 03/15/2016 ■	850

		2,960

7

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 55.5% - (continued)
Transportation Equipment Manufacturing - 0.4%
	Ship and Boat Building - 0.4%
	General Dynamics Corp.
$1,000	1.38%, 01/15/2015	$1,012
1,760	2.25%, 07/15/2016	1,831
		2,843
Utilities - 1.6%
	Electric Generation, Transmission and Distribution - 1.6%
	Columbus Southern Power Co.
2,000	0.96%, 03/16/2012 Δ	1,999
	Pacific Gas and Electric
2,295	6.25%, 12/01/2013	2,518
	PSEG Power LLC
714	2.50%, 04/15/2013	727
	Southern California Edison Co.
4,400	1.00%, 09/15/2014 Δ	4,383
	Virginia Electric & Power Co.
2,050	4.75%, 03/01/2013	2,132
		11,759
Wholesale Trade - 0.6%
	Beer, Wine, Distilled Alcoholic Bev Wholesalers - 0.6%
	SABMiller Holdings, Inc.
4,500	1.85%, 01/15/2015 ■	4,513

	Total corporate bonds
	(cost $406,244)	$411,326

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
	Canada - 0.4%
	Ontario (Province of)
$1,000	0.94%, 05/22/2012 Δ	$1,001
2,000	1.88%, 11/19/2012	2,022
		3,023
	Total foreign government obligations
	(cost $2,996)	$3,023

SENIOR FLOATING RATE INTERESTS♦ - 15.5%
Accommodation and Food Services - 0.4%
	Traveler Accommodation - 0.4%
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan
$498	2.93%, 11/23/2016 ±	$486
	Las Vegas Sands LLC, Extended Term Loan
2,479	2.93%, 11/23/2016 ±	2,415
		2,901
Administrative Waste Management and Remediation - 1.0%
	Business Support Services - 0.6%
	InVentiv Health, Inc., 1st Lien Consolidated Term Loan
495	6.50%, 08/04/2016 ±	476
	InVentiv Health, Inc., Term Loan B2
1,191	6.75%, 05/15/2018 ±	1,143
	TransUnion LLC
2,754	4.75%, 02/10/2018 ±	2,756
		4,375
	Facilities Support Services - 0.4%
	Affinion Group, Inc., Tranche B Term Loan
3,718	5.00%, 10/09/2016 ±	3,358

		7,733
Air Transportation - 0.8%
	Scheduled Air Transportation - 0.8%
	AWAS Aviation Holdings LLC
359	5.25%, 06/10/2016 ±	358
	Delta Air Lines, Inc., New Term Loan
1,083	4.25%, 03/07/2016 ±	1,023
	Delta Air Lines, Inc., Term Loan
2,059	5.50%, 04/20/2017 ±	2,004
	United Air Lines, Inc.
2,934	2.31%, 02/01/2014 ±	2,863
		6,248
Arts, Entertainment and Recreation - 1.4%
	Amusement Parks and Arcades - 0.3%
	Busch Entertainment Corp.
1,908	3.02%, 02/17/2016 ±	1,889

	Newspaper, Periodical, Book and Database Publisher - 0.2%
	Cenveo, Inc.
1,570	6.25%, 12/21/2016 ±	1,551

	Other Amusement and Recreation Industries - 0.4%
	Clubcorp Club Operations, Inc.
2,970	6.00%, 11/30/2016 ±	2,972

	Radio and Television Broadcasting - 0.5%
	Cumulus Media, Inc., Term Loan B
3,840	5.75%, 09/17/2018 ◊	3,840

		10,252
Chemical Manufacturing - 0.5%
	Basic Chemical Manufacturing - 0.5%
	Huntsman International LLC, Extended Term Loan B
1,463	2.90%, 04/19/2017 ±	1,438
	Huntsman International LLC, Term Loan B
537	1.93%, 04/19/2014 ±	532
	Huntsman International LLC, Term Loan C
1,806	2.59%, 06/30/2016 ±	1,774
		3,744
Finance and Insurance - 0.3%
	Captive Auto Finance - 0.3%
	Chrysler Group LLC
2,486	6.00%, 05/24/2017 ◊	2,432

Food Manufacturing - 1.1%
	Animal Slaughter & Processing - 0.4%
	JBS USA LLC
2,919	4.25%, 05/25/2018 ±	2,905

8

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 15.5% - (continued)
Food Manufacturing - 1.1% - (continued)
	Dairy Product Manufacturing - 0.3%
	Dean Foods Co.
$1,922	3.27%, 04/02/2014 ±	$1,887

	Fruit, Vegetable Preserving and Specialty Food - 0.4%
	Dole Food Co., Inc., Term Loan B2
1,161	5.04%, 07/08/2018 ±	1,162
	Dole Food Co., Inc., Term Loan C2
2,156	5.03%, 07/08/2018 ±	2,157
		3,319
		8,111
Food Services - 0.4%
	Full-Service Restaurants - 0.4%
	Aramark Corp.
185	3.51%, 07/26/2016 ±	183
2,815	3.83%, 07/26/2016 ±	2,780
		2,963
Health Care and Social Assistance - 2.5%
	General Medical and Surgical Hospitals - 0.6%
	Community Health Systems, Inc., Extended Term Loan
2,461	3.96%, 01/25/2017 ±	2,419
	HCA, Inc., Tranche B-2 Term Loan
1,606	3.83%, 03/31/2017 ±	1,572
	HCA, Inc., Tranche B-3 Term Loan
294	3.52%, 05/01/2018 ±	287
		4,278
	Medical Equipment and Supplies Manufacturing - 0.3%
	DJO Finance LLC
963	3.27%, 04/07/2013 ±	936
	MedAssets, Inc.
1,367	5.25%, 11/16/2016 ±	1,368
		2,304
	Nursing Care Facilities - 0.1%
	Kindred HealthCare, Inc.
994	5.25%, 06/01/2018 ±	959

	Other Residential Care Facilities - 0.5%
	Vanguard Health Holdings Co. II LLC
3,491	5.00%, 01/29/2016 ±	3,479

	Pharmaceutical and Medicine Manufacturing - 1.0%
	Alere, Inc.
2,753	4.50%, 06/30/2017 ±	2,713
	Immucor, Inc.
2,244	7.25%, 08/17/2018 ±	2,258
	NBTY, Inc.
2,474	4.25%, 10/01/2017 ±	2,470
		7,441
		18,461
Information - 2.6%
	Cable and Other Program Distribution - 0.7%
	Mediacom Broadband LLC, Tranche F Term Loan
2,073	4.50%, 10/23/2017 ±	2,058
	TWCC Holding Corp.
1,583	4.25%, 02/11/2017 ±	1,583
	UPC Financing Partnership
2,000	2.05%, 12/31/2014 ±	1,960
		5,601
	Data Processing Services - 0.6%
	Fifth Third Processing Solutions LLC
2,970	4.50%, 11/03/2016 ±	2,966
	NDS Group plc
1,489	4.00%, 03/12/2018 ±	1,474
		4,440
	Satellite Telecommunications - 0.4%
	Intelsat Jackson Holdings Ltd.
2,982	5.25%, 04/02/2018 ±	2,979

	Software Publishers - 0.2%
	Emdeon, Inc.
1,607	6.75%, 11/02/2018 ±	1,620

	Telecommunications - Other - 0.3%
	West Corp., Term Loan B-2
2,000	2.69%, 10/24/2013 ±	1,992

	Telecommunications - Wireless Carriers - 0.4%
	Metro PCS Wireless, Inc., Tranche B-2 Term Loan
2,961	4.13%, 11/03/2016 ±	2,931

		19,563
Motor Vehicle and Parts Manufacturing - 0.2%
	Motor Vehicle and Parts Manufacturing - 0.2%
	Pinafore LLC
1,760	4.25%, 09/29/2016 ±	1,758

Petroleum and Coal Products Manufacturing - 0.4%
	Support Activities For Mining - 0.4%
	Walter Energy, Inc.
2,622	4.00%, 04/02/2018 ±	2,610

Primary Metal Manufacturing - 0.5%
	Alumina and Aluminum Production and Processing - 0.5%
	Novelis, Inc.
3,336	3.75%, 03/10/2017 ±	3,315

Professional, Scientific and Technical Services - 0.8%
	Professional Services - Computer Sys Design & Related - 0.8%
	MoneyGram International, Inc., Term Loan B
1,308	4.50%, 11/18/2017 ±	1,291
	MoneyGram International, Inc., Term Loan B1
1,596	4.50%, 11/18/2017 ±	1,575
	SunGard Data Systems, Inc.
1,428	2.04%, 02/28/2014 ±	1,419

9

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 15.5% - (continued)
Professional, Scientific and Technical Services - 0.8% - (continued)
	Professional Services - Computer Sys Design & Related - 0.8% - (continued)
	SunGard Data Systems, Inc., Extended Term Loan
$1,397	4.04%, 02/28/2016 ±	$1,387
		5,672
Real Estate, Rental and Leasing - 0.3%
	Activities Related To Real Estate - 0.3%
	LNR Properties Corp.
2,237	4.75%, 04/29/2016 ±	2,228

Retail Trade - 0.5%
	Department Stores - 0.5%
	Neiman Marcus Group, Inc.
3,390	4.75%, 05/16/2018 ±	3,325

Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Yankee Candle Co.
3,000	2.27%, 02/06/2014 ±	2,974

Truck Transportation - 0.2%
	Freight Trucking - General - 0.2%
	Swift Transportation Co., Inc.
1,289	6.00%, 12/21/2016 ±	1,292

Utilities - 0.8%
	Electric Generation, Transmission and Distribution - 0.8%
	AES Corp.
2,978	4.25%, 05/28/2018 ±	2,975
	NRG Energy, Inc.
1,721	4.00%, 07/01/2018 ±	1,713
	TPF Generation Holdings LLC, Letter of Credit
554	2.58%, 12/15/2013 ±	543
	TPF Generation Holdings LLC, Term Loan
929	2.58%, 12/15/2013 ±	910
		6,141
Wholesale Trade - 0.4%
	Grocery and Related Products - 0.4%
	Reynolds Consumer Products, Inc.
3,137	6.50%, 02/09/2018 ±	3,146

	Total senior floating rate interests
	(cost $115,679)	$114,869

U.S. GOVERNMENT AGENCIES - 0.5%
	Federal Home Loan Mortgage Corporation - 0.4%
$14,319	4.99%, 08/25/2018 ►	$1,502
12,866	5.56%, 07/25/2021 ►	1,447
		2,949
	Government National Mortgage Association - 0.1%
914	6.50%, 05/16/2031	1,053

	Total U.S. government agencies
	(cost $3,822)	$4,002

U.S. GOVERNMENT SECURITIES - 4.7%
U.S. Treasury Securities - 4.7%
	U.S. Treasury Notes - 4.7%
$7,000	0.63%, 04/15/2013 ◄	$7,671
15,051	0.75%, 05/31/2012	15,084
2,007	0.88%, 02/29/2012	2,008
10,000	1.00%, 04/30/2012	10,023
		34,786
	Total U.S. government securities
	(cost $34,705)	$34,786

	Total long-term investments
	(cost $717,678)	$724,782

SHORT-TERM INVESTMENTS - 1.9%
Certificates of Deposit - 0.2%
	Finance and Insurance - 0.2%
	Deutsche Bank AG New York
$1,000	1.21%, 1/18/2013Δ	$994

Investment Pools and Funds - 0.0%
136	JP Morgan U.S. Government Money Market Fund	136

Repurchase Agreements - 1.7%
Deutsche Bank Securities TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $3,227,
collateralized by U.S. Treasury Bond
4.75%, 2037, U.S. Treasury Note 2.63%,
	2020, value of $3,292)
3,227	0.20%, 1/31/2012	3,227
RBC Capital Markets Corp. TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $5,112,
collateralized by U.S. Treasury Bill 0.01%
- 0.05%, 2012, U.S. Treasury Bond 4.38%,
2041, U.S. Treasury Note 0.25% - 1.38%,
	2014 - 2018, value of $5,214)
5,112	0.13%, 1/31/2012	5,112
RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing on
02/01/2012 in the amount of $3,961,
collateralized by U.S. Treasury Bond
4.50%, 2038, U.S. Treasury Note 0.38%,
	2013, value of $4,040)
3,961	0.18%, 1/31/2012	3,961

10

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.9% - (continued)
Repurchase Agreements - 1.7% - (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $367, collateralized by U.S. Treasury Note 4.25%, 2013, value of $374)
$367	0.20%, 1/31/2012		$367
			12,667
	Total short-term investments
	(cost $13,803)		$13,797

	Total investments
	(cost $731,481) ▲	99.6%	$738,579
	Other assets and liabilities	0.4%	3,153
	Total net assets	100.0%	$741,732

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 20.7% of total net assets at January 31, 2012.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $731,526 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,695
Unrealized Depreciation	(4,642)
Net Unrealized Appreciation	$7,053

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value and percentage of net assets of these securities is zero.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2012.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2012.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2012.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

■

Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $140,140, which represents 18.9% of total net assets.

11

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2004 - 03/2005	$46,240	Bear Stearns Commercial Mortgage Securities, Inc., 15.00%, 02/11/2041 - 11/11/2041	157
11/2004	$9,204	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	20
03/2005	$13,994	Merrill Lynch Mortgage Trust, 15.00%, 09/12/2042	15
04/2007	$13	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	13
03/2007	$108	Renaissance Home Equity Loan Trust, 0.00%, 04/25/2037 - 144A	108
11/2006	$13,965	Washington Mutual, Inc., 7.00%, 11/23/2043 - 144A	359

At January 31, 2012, the aggregate value of these securities was $681, which represents 0.1% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of January 31, 2012
Credit Rating *	Percentage of Net Assets
Aaa / AAA	17.1%
Aa / AA	14.5
A	21.2
Baa / BBB	20.2
Ba / BB	15.3
B	3.9
Caa / CCC or Lower	0.1
Unrated	0.2
U.S. Government Agencies and Securities	5.2
Non Debt Securities and Other Short-Term Instruments	1.9
Other Assets & Liabilities	0.4
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

12

The Hartford Short Duration Fund
Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$156,776	$–	$142,561	$14,215
Corporate Bonds	411,326	–	411,326	–
Foreign Government Obligations	3,023	–	3,023	–
Senior Floating Rate Interests	114,869	–	114,869	–
U.S. Government Agencies	4,002	–	4,002	–
U.S. Government Securities	34,786	–	34,786	–
Short-Term Investments	13,797	136	13,661	–
Total	$738,579	$136	$724,228	$14,215

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$13,071	$(18)	$(115	)†	$(103)	$1,494	$(114)	$—	$—	$14,215
Corporate Bonds	3,001	—	—		—	—	—	—	(3,001)	—
U.S. Government Agencies	1,452	—	—		—	—	—	—	(1,452)	—
Total	$17,524	$(18)	$(115)		$(103)	$1,494	$(114)	$—	$(4,453)	$14,215

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(115).

13

The Hartford Small Company Fund

Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.7%
53	Amerigon, Inc. ●	$818
371	Dana Holding Corp. ●	5,507
158	Tenneco Automotive, Inc. ●	5,057
21	Tesla Motors, Inc. ●	605
		11,987
	Banks - 2.7%
98	Boston Private Financial Holdings, Inc.	809
162	East West Bancorp, Inc.	3,561
47	First Midwest Bancorp, Inc.	506
277	First Niagara Financial Group, Inc.	2,651
79	Flushing Financial Corp.	1,029
21	Hudson Valley Holding Corp.	464
31	Northwest Bancshares, Inc.	382
63	Ocwen Financial Corp. ●	904
186	Pinnacle Financial Partners, Inc. ●	3,135
28	Signature Bank ●	1,639
65	Umpqua Holdings Corp.	796
316	Western Alliance Bancorp ●	2,523
16	Wintrust Financial Corp.	489
		18,888
	Capital Goods - 9.2%
22	A.O. Smith Corp.	917
21	Aaon, Inc.	420
19	Acuity Brands, Inc.	1,101
9	AGCO Corp. ●	463
55	Altra Holdings, Inc. ●	1,055
40	Applied Industrial Technologies, Inc.	1,544
19	AZZ, Inc.	918
11	Carlisle Cos., Inc.	509
20	Ceradyne, Inc. ●	658
26	Chart Industries, Inc. ●	1,439
117	Colfax Corp. ●	3,553
41	Commercial Vehicles Group, Inc. ●	512
10	Crane Co.	478
298	DigitalGlobe, Inc. ●	4,678
17	EMCOR Group, Inc.	485
58	Esterline Technologies Corp. ●	3,571
21	Franklin Electric Co., Inc.	1,072
42	GrafTech International Ltd. ●	694
79	Kratos Defense & Security ●	534
17	Lennox International, Inc.	607
9	Lindsay Corp.	524
495	Meritor, Inc. ●	3,111
23	Michael Baker Corp. ●	551
22	Middleby Corp. ●	2,144
105	Moog, Inc. Class A ●	4,458
30	Nordson Corp.	1,362
143	Owens Corning, Inc. ●	4,809
60	Polypore International, Inc. ●	2,294
16	SauerDanfoss, Inc. ●	827
26	Sun Hydraulics Corp.	734
15	TAL International Group, Inc.	500
59	Teledyne Technologies, Inc. ●	3,326
17	Textainer Group Holdings Ltd.	528
11	TransDigm Group, Inc. ●	1,148
148	Trex Co., Inc. ●	3,669
48	Trimas Corp. ●	1,048
170	United Rentals, Inc. ●	6,520
59	Wabash National Corp. ●	522
		63,283
	Commercial & Professional Services - 2.5%
62	Advisory Board Co. ●	4,729
146	Corrections Corp. of America ●	3,447
31	Deluxe Corp.	781
27	Exponent, Inc. ●	1,296
33	Geo Group, Inc. ●	575
343	Sykes Enterprises, Inc. ●	6,007
15	United Stationers, Inc.	486
		17,321
	Consumer Durables & Apparel - 6.4%
13	Arctic Cat, Inc. ●	396
351	Brunswick Corp.	7,486
87	Deckers Outdoor Corp. ●	7,053
16	G-III Appareal Group Ltd. ●	359
187	Hanesbrands, Inc. ●	4,591
88	Lennar Corp.	1,891
67	Meritage Homes Corp. ●	1,621
11	Polaris Industries, Inc.	732
490	Pulte Group, Inc. ●	3,653
42	Skechers USA, Inc. Class A ●	506
114	Steven Madden Ltd. ●	4,709
93	Tempur-Pedic International, Inc. ●	6,211
109	Vera Bradley, Inc. ●	3,910
18	Warnaco Group, Inc. ●	1,029
		44,147
	Consumer Services - 2.3%
58	American Public Education, Inc. ●	2,333
22	Brinker International, Inc.	580
41	Buffalo Wild Wings, Inc. ●	2,709
169	Cheesecake Factory, Inc. ●	5,013
14	Gaylord Entertainment Co. w/ Rights ●	401
11	Sotheby's Holdings	377
10	Steiner Leisure Ltd. ●	514
48	Weight Watchers International, Inc.	3,660
40	Whistler Blackcomb Holdings, Inc.	443
		16,030
	Diversified Financials - 1.9%
88	BGC Partners, Inc.	550
46	Compass Diversified Holdings	641
77	DFC Global Corp. ●	1,526
44	Fifth Street Finance Corp.	431
69	Gain Capital Holdings, Inc.	440
192	Justice Holdings Ltd. ●	2,538
251	Knight Capital Group, Inc. ●	3,256
146	Manning & Napier, Inc. ●	1,940
132	Netspend Holdings, Inc. ●	1,153
74	Uranium Participation Corp. ●	444
		12,919
	Energy - 7.8%
1,164	Alberta Oilsands, Inc. ●	197
13	Approach Resources, Inc. ●	443
131	Atwood Oceanics, Inc. ●	6,003
37	Berry Petroleum Co.	1,685
140	BPZ Resources, Inc. ●	457
61	C&J Energy Services, Inc. ●	1,007
163	Carrizo Oil & Gas, Inc. ●	3,967
5	Clayton Williams Energy, Inc. ●	415
21	Complete Production Services, Inc. ●	700
44	CVR Energy, Inc. ●	1,099
168	Gulfmark Offshore, Inc. ●	7,668
105	Hornbeck Offshore Services, Inc. ●	3,434

1

The Hartford Small Company Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Energy - 7.8% - (continued)
571	ION Geophysical Corp. ●	$4,241
24	James River Coal Co. ●	148
110	Karoon Gas Australia Ltd. ●	603
17	Northern Oil and Gas, Inc. ●	427
1,421	Oilsands Quest, Inc. ⌂●†	204
35	Petroleum Development Corp. ●	1,079
175	Rosetta Resources, Inc. ●	8,417
21	Stone Energy Corp. ●	601
14	Swift Energy Co. ●	471
99	Tidewater, Inc.	5,315
104	Vaalco Energy, Inc. ●	648
91	Whiting Petroleum Corp. ●	4,535
		53,764
	Food, Beverage & Tobacco - 1.2%
8	Boston Beer Co., Inc. Class A ●	757
31	Cosan S.A. Industria E Comercio	503
98	Darling International, Inc. ●	1,498
118	Diamond Foods, Inc.	4,304
52	GrainCorp Ltd.	434
38	Viterra, Inc.	413
		7,909
	Health Care Equipment & Services - 10.2%
244	Abiomed, Inc. ●	4,507
260	Allscripts Healthcare Solutions, Inc. ●	4,965
15	AmSurg Corp. ●	373
65	Angiodynamics, Inc. ●	839
3	Atrion Corp.	613
74	Catalyst Health Solutions ●	4,032
19	Corvel Corp. ●	935
32	Cyberonics, Inc. ●	1,025
83	Dexcom, Inc. ●	911
14	Ensign Group, Inc.	371
105	Gen-Probe, Inc. ●	7,055
23	Greatbatch, Inc. ●	529
6	Hanger Orthopedic Group, Inc. ●	108
118	Health Net, Inc. ●	4,471
30	HealthSouth Corp. ●	582
75	Heartware International, Inc. ●	5,203
10	ICU Medical, Inc. ●	451
178	Insulet Corp. ●	3,469
29	LHC Group, Inc. ●	427
39	Masimo Corp. ●	824
6	MEDNAX, Inc. ●	427
124	Merge Healthcare, Inc. ●	679
82	NuVasive, Inc. ●	1,273
46	Owens & Minor, Inc.	1,388
155	SXC Health Solutions Corp. ●	9,787
33	U.S. Physical Therapy, Inc.	681
87	Volcano Corp. ●	2,438
99	Wellcare Health Plans, Inc. ●	5,946
83	Zoll Medical Corp. ●	5,720
		70,029
	Household & Personal Products - 1.2%
169	Elizabeth Arden, Inc. ●	6,079
38	Nu Skin Enterprises, Inc. Class A	1,882
		7,961
	Insurance - 0.3%
8	Allied World Assurance Holdings Ltd.	487
40	Amerisafe, Inc. ●	991
15	Platinum Underwriters Holdings Ltd.	507
		1,985
	Materials - 2.9%
14	Allied Nevada Gold Corp. ●	492
8	AptarGroup, Inc.	419
694	Aurcana Corp. ●	519
146	Detour Gold Corp. ●	4,086
30	Kraton Performance Polymers ●	867
255	Methanex Corp. ADR	6,944
14	Molycorp, Inc. ●	418
43	New Gold, Inc. ●	508
49	Olin Corp.	1,082
409	Romarco Minerals, Inc. ●	505
49	Silgan Holdings, Inc.	2,018
51	Stillwater Mining Co. ●	663
17	TPC Group, Inc. ●	564
13	Universal Stainless & Alloy Products ●	513
37	Winpak Ltd.	455
		20,053
	Media - 1.0%
160	AMC Networks, Inc. ●	6,850

	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
81	Alkermes plc ●	1,527
146	Ardea Biosciences, Inc. ●	2,656
249	Arena Pharmaceuticals, Inc. ●	441
51	Aveo Pharmaceuticals, Inc. ●	676
62	Bruker Corp. ●	875
108	Cadence Pharmaceuticals, Inc. ●	449
32	Cubist Pharmaceuticals, Inc. ●	1,325
427	Exelixis, Inc. ●	2,271
284	Immunogen, Inc. ●	4,007
312	Incyte Corp. ●	5,520
326	Ironwood Pharmaceuticals, Inc. ●	4,896
101	Medicines Co. ●	2,034
25	Momenta Pharmaceuticals, Inc. ●	397
45	Neurocrine Biosciences, Inc. ●	422
315	NPS Pharmaceuticals, Inc. ●	2,421
134	Onyx Pharmaceuticals, Inc. ●	5,479
52	Optimer Pharmaceuticals, Inc. ●	669
210	PAREXEL International Corp. ●	5,055
164	Rigel Pharmaceuticals, Inc. ●	1,604
144	Salix Pharmaceuticals Ltd. ●	6,954
211	Seattle Genetics, Inc. ●	3,989
53	Trius Therapeutics, Inc. ●	292
38	United Therapeutics Corp. ●	1,864
		55,823
	Real Estate - 1.8%
59	Anworth Mortgage Asset Corp.	386
28	Capstead Mortgage Corp.	368
38	Colonial Properties Trust	805
213	Coresite Realty Corp.	4,264
13	Hatteras Financial Corp.	355
43	Medical Properties Trust, Inc.	457
142	MFA Mortgage Investments, Inc.	1,041
58	Pebblebrook Hotel Trust	1,275
362	Strategic Hotels & Resorts, Inc. ●	2,246
42	Summit Hotel Properties, Inc.	388
35	Whitestone REIT	449
		12,034

2

The Hartford Small Company Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Retailing - 7.7%
3,137	Allstar Co. ⌂†	$3,038
30	Ascena Retail Group, Inc. ●	1,059
20	Cato Corp.	531
34	Children's Place Retail Stores, Inc. ●	1,697
31	Core-Mark Holding Co., Inc.	1,249
453	Debenhams plc	484
138	DSW, Inc.	6,918
270	Express, Inc. ●	5,852
259	GNC Holdings, Inc. ●	7,133
16	Guess?, Inc.	480
57	Hot Topic, Inc.	419
25	Mattress Firm Holding Corp. ●	838
37	PetMed Express, Inc.	466
136	Rent-A-Center, Inc.	4,611
235	rue21, Inc. ●	5,691
270	Shutterfly, Inc. ●	6,409
38	Teavana Holdings, Inc. ●	719
148	Urban Outfitters, Inc. ●	3,927
35	Vitamin Shoppe, Inc. ●	1,507
		53,028
	Semiconductors & Semiconductor Equipment - 3.9%
95	Cavium, Inc. ●	3,056
37	Cymer, Inc. ●	1,847
270	Cypress Semiconductor Corp.	4,647
114	GT Advanced Technologies, Inc. ●	985
112	Integrated Device Technology, Inc. ●	712
406	Lattice Semiconductor Corp. ●	2,758
27	Microsemi Corp. ●	526
160	Mindspeed Technologies, Inc. ●	1,029
51	Nanometrics, Inc. ●	1,030
59	ON Semiconductor Corp. ●	518
79	PMC - Sierra, Inc. ●	511
370	Skyworks Solutions, Inc. ●	7,981
37	Ultratech Stepper, Inc. ●	1,075
		26,675
	Software & Services - 15.5%
40	Ancestry.com, Inc. ●	1,171
65	Bottomline Technologies, Inc. ●	1,773
178	Broadsoft, Inc. ●	4,973
1,012	Cadence Design Systems, Inc. ●	10,689
27	Commvault Systems, Inc. w/ Rights ●	1,290
147	Concur Technologies, Inc. ●	7,672
54	Constant Contact, Inc. ●	1,342
98	DealerTrack Holdings, Inc. ●	2,678
57	Dice Holdings, Inc. ●	539
8	Earthlink, Inc.	57
29	Fortinet, Inc. ●	660
69	Higher One Holdings, Inc. ●	1,165
192	IAC/Interactive Corp.	8,279
60	j2 Global, Inc.	1,618
55	JDA Software Group, Inc. ●	1,625
117	Jive Software, Inc. ●	1,743
32	Keynote Systems, Inc.	624
60	Kit Digital, Inc. ●	653
388	LivePerson, Inc. ●	4,661
4	Mercadolibre, Inc.	380
48	MicroStrategy, Inc. ●	5,504
17	Nuance Communications, Inc. ●	485
26	Opnet Technologies, Inc.	908
242	Parametric Technology Corp. ●	6,098
75	Pegasystems, Inc.	2,132
24	Progress Software Corp. ●	565
41	QLIK Technologies, Inc. ●	1,146
61	Quest Software, Inc. ●	1,245
70	RealPage, Inc. ●	1,810
780	Sapient Corp.	10,057
43	Solarwinds, Inc. ●	1,368
33	Solera Holdings, Inc.	1,563
23	Sourcefire, Inc. w/ Rights ●	716
102	Syntel, Inc.	4,776
28	Tibco Software, Inc. ●	726
180	VeriFone Systems, Inc. ●	7,685
104	Wright Express Corp. ●	5,705
62	XO Group, Inc. ●	512
		106,593
	Technology Hardware & Equipment - 6.6%
41	Arris Group, Inc. ●	476
262	Aruba Networks, Inc. ●	5,815
160	Ciena Corp. ●	2,328
80	Coherent, Inc. ●	4,489
7	Comverse Technology, Inc. ●	47
50	Emulex Corp. ●	522
235	Fabrinet ●	3,874
275	Finisar Corp. ●	5,566
20	Interdigital, Inc.	762
35	IPG Photonics Corp. ●	1,822
17	Ixia ●	210
507	Jabil Circuit, Inc.	11,479
147	Mitel Networks Corp. ●	464
15	Netgear, Inc. ●	581
59	Oplink Communications, Inc. ●	1,100
18	Park Electrochemical Corp.	553
31	Plantronics, Inc.	1,152
14	Polycom, Inc. ●	284
90	Universal Display Corp. ●	3,793
		45,317
	Telecommunication Services - 0.2%
11	AboveNet, Inc. ●	712
45	Leap Wireless International, Inc. w/ Rights ●	381
		1,093
	Transportation - 4.1%
98	Avis Budget Group, Inc. ●	1,412
81	J.B. Hunt Transport Services, Inc.	4,143
367	JetBlue Airways Corp. ●	2,174
6	Kirby Corp. ●	427
239	Localiza Rent a Car S.A.	3,916
24	Marten Transport Ltd.	533
108	Old Dominion Freight Line, Inc. ●	4,602
275	Spirit Airlines, Inc. ●	4,611
570	US Airways Group, Inc. ●	4,810
54	Werner Enterprises, Inc.	1,408
11	Zipcar, Inc. ●	174
		28,210
	Utilities - 0.4%
17	Portland General Electric Co.	432
41	UniSource Energy Corp.	1,520

3

The Hartford Small Company Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Utilities - 0.4% - (continued)
15	Westar Energy, Inc.		$438
			2,390
	Total common stocks
	(cost $634,503)		$684,289

PREFERRED STOCKS - 0.1%
	Consumer Durables & Apparel - 0.1%
7	Callaway Golf Co., 7.50% ۞		$678

	Total preferred stocks
	(cost $744)		$678

	Total long-term investments
	(cost $635,247)		$684,967

SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $1,377,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$1,404)
$1,377	0.22%, 1/31/2012		$1,377
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $137, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $140)
137	0.22%, 1/31/2012		137
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,526, collateralized by GNMA 4.00%, 2040 - 2041, value of $1,556)
1,526	0.24%, 1/31/2012		1,526
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $874, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $891)
874	0.22%, 1/31/2012		874
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $10, collateralized by U.S. Treasury Note 1.75%, 2013, value of $10)
10	0.18%, 1/31/2012		10
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $314, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $321)
314	0.24%, 1/31/2012		314
			4,238
	Total short-term investments
	(cost $4,238)		$4,238

	Total investments
	(cost $639,485) ▲	100.3%	$689,205
	Other assets and liabilities	(0.3)%	(1,776)
	Total net assets	100.0%	$687,429
4

The Hartford Small Company Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 3.7% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $646,880 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$83,196
Unrealized Depreciation	(40,871)
Net Unrealized Appreciation	$42,325

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $3,242, which represents 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	3,137	Allstar Co.	3,193
10/2010 - 05/2011	1,421	Oilsands Quest, Inc.	637

At January 31, 2012, the aggregate value of these securities was $3,242, which represents 0.5% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Banc of America Securities	Sell	$30	$30	02/02/2012	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford Small Company Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$684,289	$676,988	$4,059	$3,242
Preferred Stocks	678	–	678	–
Short-Term Investments	4,238	–	4,238	–
Total	$689,205	$676,988	$8,975	$3,242
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Common Stocks	$2,823	$—	$49	†	$—	$—	$—	$370	$—	$3,242
Total	$2,823	$—	$49		$—	$—	$—	$370	$—	$3,242

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).

2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $49.

6

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2%
	Automobiles & Components - 1.9%
7	Autoliv, Inc.	$431
5	Dorman Products, Inc. ●	230
13	Gentex Corp.	349
14	Lear Corp.	574
9	Tenneco Automotive, Inc. ●	276
6	Thor Industries, Inc.	196
11	TRW Automotive Holdings Corp. ●	403
7	Visteon Corp. ●	317
		2,776
	Banks - 3.9%
11	Arrow Financial Corp.	299
5	Bank of Marin Bancorp	210
20	BBCN Bancorp, Inc. ●	200
4	BOK Financial Corp.	201
9	Community Bank System, Inc.	248
18	CVB Financial Corp.	187
17	Enterprise Financial Services Corp. ●	210
1	First Citizens Bancshares Class A	212
7	First Financial Corp.	242
17	FNB Corp.	195
22	Fulton Finance Corp.	208
13	Hudson Valley Holding Corp.	292
57	Huntington Bancshares, Inc.	327
13	Lakeland Financial Corp.	320
1	National Bankshares, Inc.	15
22	Northwest Bancshares, Inc.	270
23	Pacific Continental Corp.	207
23	People's United Financial, Inc.	277
22	Provident Financial Services, Inc.	305
6	S.Y. Bancorp, Inc.	142
62	Trustco Bank Corp.	349
15	Umpqua Holdings Corp.	188
14	United Financial Bancorp, Inc.	223
16	Valley National Bancorp	188
29	Westfield Financial	235
		5,750
	Capital Goods - 7.4%
7	A.O. Smith Corp.	314
40	Aceto Corp.	291
8	Actuant Corp. Class A	203
12	AGCO Corp. ●	628
9	Albany International Corp. Class A	210
7	AMETEK, Inc.	338
19	Ampco-Pittsburgh Corp.	414
5	Applied Industrial Technologies, Inc.	192
4	AZZ, Inc.	211
8	Babcock & Wilcox Co. ●	199
7	Brady Corp. Class A	214
21	Briggs & Stratton Corp.	326
6	Chicago Bridge & Iron Co. N.V.	234
17	DigitalGlobe, Inc. ●	271
3	Donaldson Co., Inc.	220
47	Federal Signal Corp.	199
4	Fluor Corp.	222
3	Gardner Denver Machinery, Inc.	239
8	GATX Corp.	322
7	General Cable Corp. ●	204
27	Great Lakes Dredge & Dock Co.	173
25	Griffon Corp.	245
4	Hubbell, Inc. Class B	252
16	Interline Brands, Inc. ●	272
13	ITT Corp.	280
8	Kaydon Corp.	261
9	KBR, Inc.	282
7	L.B. Foster Co. Class A	205
5	L-3 Communications Holdings, Inc.	321
14	LSI Industries, Inc.	99
2	Nacco Industries, Inc. Class A	201
5	Nordson Corp.	218
11	Owens Corning, Inc. ●	374
4	Pall Corp.	227
3	Parker-Hannifin Corp.	218
9	Pentair, Inc.	342
51	Taser International, Inc. ●	243
8	Teledyne Technologies, Inc. ●	431
4	TransDigm Group, Inc. ●	449
5	Wabco Holdings, Inc. ●	264
		10,808
	Commercial & Professional Services - 3.7%
12	Barrett Business Services	228
55	CBIZ, Inc. ●	346
10	Cintas Corp.	359
5	Copart, Inc. ●	249
6	Corporate Executive Board Co.	236
8	Corrections Corp. of America ●	195
19	Covanta Holding Corp.	270
4	Dun & Bradstreet Corp.	306
9	Equifax, Inc. ●	351
16	Healthcare Services Group, Inc.	290
10	Insperity, Inc.	285
38	Kimball International, Inc.	233
8	McGrath RentCorp	262
12	Pitney Bowes, Inc.	227
8	Republic Services, Inc.	237
13	Robert Half International, Inc.	358
16	Rollins, Inc.	346
21	Standard Parking Corp. ●	373
7	Verisk Analytics, Inc. ●	297
		5,448
	Consumer Durables & Apparel - 2.5%
3	Blyth, Inc.	158
37	Crocs, Inc. ●	702
3	Fossil, Inc. ●	244
7	Garmin Ltd.	292
5	Harman International Industries, Inc.	203
17	Leggett & Platt, Inc.	361
6	Polaris Industries, Inc.	372
9	Sturm Ruger & Co., Inc.	350
3	Tempur-Pedic International, Inc. ●	207
16	True Religion Apparel, Inc. ●	569
4	Tupperware Brands Corp.	226
		3,684
	Consumer Services - 3.3%
6	American Public Education, Inc. ●	232
11	Ameristar Casinos, Inc.	224
5	Apollo Group, Inc. Class A ●	262
5	Bally Technologies, Inc. ●	198
6	Bob Evans Farms, Inc.	224
10	Brinker International, Inc.	251
5	Capella Education Co. ●	195

1

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Consumer Services - 3.3% - (continued)
1	Chipotle Mexican Grill, Inc. ●	$250
4	Cracker Barrel Old Country Store, Inc.	205
12	H & R Block, Inc.	195
8	Hyatt Hotels Corp. ●	320
20	International Game Technology	312
7	ITT Educational Services, Inc. ●	474
24	Lincoln Educational Services Corp.	211
34	Multimedia Games Holding Co., Inc. ●	254
7	Papa John's International, Inc. ●	267
6	Red Robin Gourmet Burgers, Inc. ●	181
16	Regis Corp.	272
2	Strayer Education, Inc.	239
		4,766
	Diversified Financials - 2.1%
33	Advance America Cash Advance Centers, Inc.	261
3	Affiliated Managers Group, Inc. ●	281
14	CBOE Holdings, Inc.	351
8	Discover Financial Services, Inc.	204
6	First Cash Financial Services, Inc. ●	250
32	Gain Capital Holdings, Inc.	206
7	Green Dot Corp. ●	187
12	Invesco Ltd.	266
13	MarketAxess Holdings, Inc.	394
11	Nasdaq OMX Group, Inc. ●	268
6	Raymond James Financial, Inc.	196
5	T. Rowe Price Group, Inc.	278
		3,142
	Energy - 6.6%
5	Atwood Oceanics, Inc. ●	244
12	Cabot Oil & Gas Corp.	376
15	Cloud Peak Energy, Inc. ●	283
6	Core Laboratories N.V.	622
11	CVR Energy, Inc. ●	277
14	Delek U.S. Holdings, Inc.	176
5	Diamond Offshore Drilling, Inc.	341
7	Dresser-Rand Group, Inc. ●	357
3	Dril-Quip, Inc. w/ Rights ●	211
12	El Paso Corp.	322
6	Energen Corp.	266
5	FMC Technologies, Inc. ●	240
12	Helix Energy Solutions Group, Inc. ●	201
4	Helmerich & Payne, Inc.	241
15	HollyFrontier Corp.	446
26	ION Geophysical Corp. ●	190
3	Murphy Oil Corp.	179
21	Newpark Resources, Inc. ●	169
2	Noble Energy, Inc.	236
8	Oceaneering International, Inc.	377
10	Peabody Energy Corp.	336
5	Plains Exploration & Production Co. ●	204
9	REX American Resources Corp. ●	227
15	RigNet, Inc. ●	263
13	Spectra Energy Corp.	415
8	Targa Resources Corp.	329
12	Tesoro Corp. ●	310
33	Vaalco Energy, Inc. ●	205
18	Valero Energy Corp.	420
9	W&T Offshore, Inc.	201
69	Warren Resources, Inc. ●	246
21	Western Refining, Inc.	345
9	World Fuel Services Corp.	414
		9,669
	Food & Staples Retailing - 0.3%
5	Ruddick Corp.	198
7	Village Super Market, Inc. Class A	233
		431
	Food, Beverage & Tobacco - 2.4%
10	Campbell Soup Co.	320
10	Coca-Cola Enterprises, Inc.	271
14	ConAgra Foods, Inc.	373
20	Constellation Brands, Inc. Class A ●	420
8	Dr. Pepper Snapple Group	291
11	Flowers Foods, Inc.	212
5	H.J. Heinz Co.	265
3	Hershey Co.	189
3	Lancaster Colony Corp.	229
2	Lorillard, Inc.	215
3	Ralcorp Holdings, Inc. ●	254
46	Smart Balance, Inc. ●	244
5	Universal Corp.	233
		3,516
	Health Care Equipment & Services - 7.6%
3	Amerigroup Corp. ●	204
6	Amerisource Bergen Corp.	214
20	Angiodynamics, Inc. ●	263
4	Bard (C.R.), Inc.	398
34	Boston Scientific Corp. ●	204
5	Centene Corp. ●	240
4	Chemed Corp.	213
6	CIGNA Corp.	247
11	Community Health Systems, Inc. ●	199
8	CONMED Corp. ●	232
12	Coventry Health Care, Inc. ●	372
8	Cyberonics, Inc. ●	244
5	DaVita, Inc. ●	434
4	Gen-Probe, Inc. ●	252
4	Haemonetics Corp. ●	257
10	Health Net, Inc. ●	392
13	Hologic, Inc. ●	273
4	Humana, Inc.	392
4	IDEXX Laboratories, Inc. ●	313
9	Kensey Nash Corp.	212
8	LifePoint Hospitals, Inc. ●	326
11	Lincare Holdings, Inc.	285
8	Magellan Health Services, Inc. ●	366
12	Masimo Corp. ●	266
9	Medidata Solutions, Inc. ●	196
25	Metropolitan Health Networks ●	198
5	National Healthcare Corp.	208
21	Natus Medical, Inc. ●	238
11	Omnicare, Inc.	351
8	Owens & Minor, Inc.	240
10	Patterson Cos., Inc.	319
10	PSS World Medical, Inc. ●	242
4	Quest Diagnostics, Inc.	203
9	Resmed, Inc. ●	250
96	RTI Biologics, Inc. ●	332
26	Spectranetics Corp. ●	215
10	Triple-S Management Corp., Class B ●	218
8	Wellcare Health Plans, Inc. ●	496

2

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Health Care Equipment & Services - 7.6% - (continued)
8	Young Innovations, Inc.	$234
6	Zimmer Holdings, Inc. ●	383
		11,121
	Household & Personal Products - 1.5%
10	Church & Dwight Co., Inc.	469
6	Clorox Co.	419
7	Herbalife Ltd.	382
5	Nu Skin Enterprises, Inc. Class A	243
28	Prestige Brands Holdings, Inc. ●	357
20	Schiff Nutrition International ●	216
5	Usana Health Sciences, Inc. ●	160
		2,246
	Insurance - 3.8%
3	Allied World Assurance Holdings Ltd.	197
7	American Financial Group, Inc.	251
5	AON Corp.	223
9	Arch Capital Group Ltd. ●	337
6	Arthur J. Gallagher & Co.	203
11	Aspen Insurance Holdings Ltd.	294
5	Assurant, Inc.	210
7	Axis Capital Holdings Ltd.	227
14	Brown & Brown, Inc.	308
3	Everest Re Group Ltd.	213
11	Fidelity National Financial, Inc.	207
8	Marsh & McLennan Cos., Inc.	259
21	Meadowbrook Insurance Group, Inc.	208
11	Progressive Corp.	227
7	Reinsurance Group of America, Inc.	355
3	RLI Corp.	200
6	Safety Insurance Group, Inc.	238
29	Symetra Financial Corp.	267
10	Torchmark Corp.	443
13	Unum Group	299
6	Validus Holdings Ltd.	202
7	W.R. Berkley Corp.	250
		5,618
	Materials - 5.5%
7	Airgas, Inc.	529
5	Albemarle Corp.	296
5	AptarGroup, Inc.	273
13	Ball Corp.	502
10	Bemis Co., Inc.	308
4	Cliff's Natural Resources, Inc.	311
11	Coeur d'Alene Mines Corp. ●	310
14	Crown Holdings, Inc. ●	514
5	Cytec Industries, Inc.	224
6	Ecolab, Inc.	379
42	Graphic Packaging Holding Co. ●	212
83	Hecla Mining Co.	436
7	International Flavors & Fragrances, Inc.	375
30	Landec Corp. ●	182
6	Minerals Technologies, Inc.	355
14	Myers Industries	189
9	OM Group, Inc. ●	236
2	PPG Industries, Inc.	206
20	Sealed Air Corp.	404
7	Sensient Technologies Corp.	289
4	Sigma-Aldrich Corp.	299
6	Silgan Holdings, Inc.	266
12	Sonoco Products Co.	379
14	Spartech Corp. ●	76
8	Valspar Corp.	359
24	Zoltek Cos., Inc. ●	208
		8,117
	Media - 1.3%
24	Gannett Co., Inc.	333
19	Interpublic Group of Cos., Inc.	199
4	McGraw-Hill Cos., Inc.	193
5	Omnicom Group, Inc.	205
9	Scholastic Corp.	263
5	Scripps Networks Interactive Class A	217
94	Sirius XM Radio, Inc. w/ Rights ●	197
10	Valassis Communications, Inc. ●	230
		1,837
	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
5	Alexion Pharmaceuticals, Inc. ●	395
38	Cambrex Corp. ●	300
8	Cepheid, Inc. ●	347
11	Charles River Laboratories International, Inc. ●	367
5	Covance, Inc. ●	200
6	Cubist Pharmaceuticals, Inc. ●	237
11	Endo Pharmaceuticals Holdings, Inc. ●	415
7	Forest Laboratories, Inc. ●	232
7	Hospira, Inc. ●	255
6	Life Technologies Corp. ●	311
10	Luminex Corp. ●	197
1	Mettler-Toledo International, Inc. ●	228
13	Mylan, Inc. ●	270
11	Myriad Genetics, Inc. ●	270
31	NPS Pharmaceuticals, Inc. ●	237
25	Nymox Pharmeceutical Corp. ●	202
6	Par Pharmaceutical Cos., Inc. ●	213
55	PDL Biopharma, Inc.	351
8	PerkinElmer, Inc.	204
19	Qiagen N.V. ●	312
11	ViroPharma, Inc. ●	322
5	Watson Pharmaceuticals, Inc. ●	305
		6,170
	Real Estate - 6.1%
5	American Campus Communities, Inc.	205
6	BRE Properties	316
6	Camden Property Trust	355
14	CBL & Associates Properties	247
13	CommonWealth REIT	248
27	CubeSmart	302
41	DCT Industrial Trust, Inc.	225
13	DDR Corp.	184
5	Digital Realty Trust, Inc.	368
22	Duke Realty, Inc.	291
4	EastGroup Properties, Inc.	209
22	Education Realty Trust, Inc.	233
4	Equity Residential Properties Trust	238
2	Essex Property Trust, Inc.	346
10	Extra Space Storage, Inc.	261
4	Federal Realty Investment Trust	340
10	Gladstone Commercial Corp.	175
8	Highwoods Properties, Inc.	258
5	Home Properties of New York, Inc.	310
64	Investors Real Estate Trust	475

3

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Real Estate - 6.1% - (continued)
6	Liberty Property Trust	$206
9	LTC Properties, Inc.	282
5	Macerich Co.	247
42	Mission West Properties, Inc.	389
4	National Health Investors, Inc.	209
8	National Retail Properties, Inc.	213
13	One Liberty Properties, Inc.	228
6	Post Properties, Inc.	286
3	PS Business Parks, Inc.	200
10	Realty Income Corp.	351
5	Sovran Self Storage, Inc.	230
13	UDR, Inc.	336
5	Universal Health Realty	209
		8,972
	Retailing - 5.1%
14	Aaron's, Inc.	370
4	Bed Bath & Beyond, Inc. ●	225
8	Best Buy Co., Inc.	196
10	Body Central Corp. ●	267
17	Chico's FAS, Inc.	196
7	Dick's Sporting Goods, Inc.	268
5	Dollar General Corp. ●	213
12	Express, Inc. ●	253
14	Foot Locker, Inc.	365
9	Francescas Holding Corp. ●	197
13	Fred's, Inc.	195
12	GameStop Corp. Class A ●	270
8	Genuine Parts Co.	523
12	LKQ Corp. ●	381
6	Monroe Muffler, Inc.	260
5	O'Reilly Automotive, Inc. ●	367
10	PetSmart, Inc.	510
6	Pool Corp.	195
6	Rent-A-Center, Inc.	216
5	Ross Stores, Inc.	259
19	Saks, Inc. ●	189
16	Staples, Inc.	233
7	Systemax, Inc. ●	124
4	Tractor Supply Co.	323
3	Ulta Salon, Cosmetics & Fragrances, Inc. ●	198
6	Vitamin Shoppe, Inc. ●	266
56	Wet Seal, Inc. Class A ●	195
3	Winmark Corp.	209
		7,463
	Semiconductors & Semiconductor Equipment - 3.1%
12	Ceva, Inc. ●	322
62	Exar Corp. ●	415
48	GT Advanced Technologies, Inc. ●	412
18	Kulicke and Soffa Industries, Inc. ●	199
9	Linear Technology Corp.	300
61	LSI Corp. ●	461
18	Micrel, Inc.	210
39	Mindspeed Technologies, Inc. ●	247
16	Monolithic Power Systems, Inc. ●	260
27	Photronics, Inc. ●	188
78	PLX Technology, Inc. ●	244
21	Rudolph Technologies, Inc. ●	213
45	Silicon Image, Inc. ●	220
5	Silicon Laboratories, Inc. ●	237
14	Teradyne, Inc. ●	234
20	Tessera Technologies, Inc. ●	387
		4,549
	Software & Services - 9.4%
7	Akamai Technologies, Inc. ●	226
3	Alliance Data Systems Corp. ●	287
9	Amdocs Ltd. ●	265
17	Aspen Technology, Inc. ●	306
6	Autodesk, Inc. ●	209
14	BMC Software, Inc. ●	496
11	CA, Inc.	271
26	Cadence Design Systems, Inc. ●	269
57	CIBER, Inc. ●	249
3	Citrix Systems, Inc. ●	215
6	Commvault Systems, Inc. w/ Rights ●	263
27	Deltek, Inc. ●	280
14	Digital River, Inc. ●	227
12	Ebix, Inc.	295
6	Fair Isaac, Inc.	207
12	Fortinet, Inc. ●	281
5	Gartner, Inc. Class A ●	198
8	Global Payments, Inc.	415
6	Informatica Corp. ●	242
6	Intuit, Inc.	361
7	j2 Global, Inc.	194
7	Jack Henry & Associates, Inc.	243
6	Liquidity Services, Inc. ●	214
7	Logmein, Inc. ●	263
6	Manhattan Associates, Inc. ●	263
68	Marchex, Inc.	306
6	Micros Systems ●	312
6	Neustar, Inc. ●	233
18	North American Equity	220
9	Nuance Communications, Inc. ●	260
10	Paychex, Inc.	328
14	Progress Software Corp. ●	317
21	Quinstreet, Inc. ●	202
7	Red Hat, Inc. ●	303
33	Rosetta Stone, Inc. ●	260
20	S1 Corp. ●	195
21	SciQuest, Inc. ●	303
41	SeaChange International, Inc. ●	293
11	Solarwinds, Inc. ●	341
11	Synopsys, Inc. ●	309
48	Telenav, Inc. ●	356
4	Teradata Corp. ●	198
12	Tibco Software, Inc. ●	302
11	Total System Services, Inc.	229
5	Ultimate Software ●	307
35	United Online, Inc.	200
12	VeriSign, Inc.	434
8	Vistaprint N.V. ●	275
23	Web.com Group, Inc. ●	292
16	Western Union Co.	302
		13,816
	Technology Hardware & Equipment - 3.1%
5	Amphenol Corp. Class A	272
17	AVX Corp.	226
86	Brocade Communications Systems, Inc. ●	480
9	Comtech Telecommunications Corp.	283

4

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.2% - (continued)
	Technology Hardware & Equipment - 3.1% - (continued)
9	Diebold, Inc.		$292
78	Extreme Networks, Inc. ●		252
6	FEI Co. ●		265
11	Itron, Inc. ●		407
11	Jabil Circuit, Inc.		254
14	Molex, Inc.		381
20	QLogic Corp. ●		355
4	Technology Data Corp. ●		208
54	Tellabs, Inc.		206
8	Western Digital Corp. ●		280
33	Xerox Corp.		256
42	X-Rite, Inc. ●		191
			4,608
	Telecommunication Services - 1.2%
4	AboveNet, Inc. ●		243
88	Cincinnati Bell, Inc. ●		303
7	Crown Castle International Corp. ●		331
10	SBA Communications Corp. ●		437
14	Surewest Communications		206
94	Vonage Holdings Corp. ●		239
			1,759
	Transportation - 3.4%
6	C.H. Robinson Worldwide, Inc.		393
6	Con-way, Inc.		199
8	Expeditors International of Washington, Inc.		375
7	Forward Air Corp.		258
23	Heartland Express, Inc.		337
13	J.B. Hunt Transport Services, Inc.		650
5	Kansas City Southern ●		367
23	Knight Transportation, Inc.		397
10	Landstar System, Inc.		534
6	Ryder System, Inc.		310
19	UTI Worldwide, Inc.		279
10	Werner Enterprises, Inc.		273
41	Wesco Aircraft Holdings, Inc. ●		574
			4,946
	Utilities - 6.8%
26	AES Corp. ●		333
11	AGL Resources, Inc.		461
8	Alliant Energy Corp.		359
10	American Water Works Co., Inc.		328
9	Aqua America, Inc.		198
9	Atmos Energy Corp.		300
10	Avista Corp.		243
13	CenterPoint Energy, Inc.		238
4	CH Energy Group		212
18	CMS Energy Corp.		391
5	Consolidated Edison, Inc.		289
3	Entergy Corp.		208
10	Great Plains Energy, Inc.		212
6	IDACORP, Inc.		270
4	Integrys Energy Group, Inc.		192
6	Laclede Group, Inc.		242
10	MDU Resources Group, Inc.		217
19	N.V. Energy, Inc.		308
13	Northeast Utilities		441
6	NorthWestern Corp.		214
8	Nstar Co.		365
6	OGE Energy Corp.		291
18	Pepco Holdings, Inc.		352
7	Pinnacle West Capital Corp.		331
10	PNM Resources, Inc.		183
11	Portland General Electric Co.		277
13	PPL Corp.		365
9	SCANA Corp.		404
4	Sempra Energy		245
19	TECO Energy, Inc.		335
15	UGI Corp.		390
5	UniSource Energy Corp.		183
8	Westar Energy, Inc.		216
12	Xcel Energy, Inc.		306
			9,899
	Total common stocks
	(cost $131,384)		$141,111

	Total long-term investments
	(cost $131,384)		$141,111

SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreements - 2.9%
Deutsche Bank Securities TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $1,088,
collateralized by U.S. Treasury Bond
4.75%, 2037, U.S. Treasury Note 2.63%,
	2020, value of $1,110)
$1,088	0.20%, 1/31/2012		$1,088
RBC Capital Markets Corp. TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $1,723,
collateralized by U.S. Treasury Bill 0.01% -
0.05%, 2012, U.S. Treasury Bond 4.38%,
2041, U.S. Treasury Note 0.25% - 1.38%,
	2014 - 2018, value of $1,758)
1,723	0.13%, 1/31/2012		1,723
RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing on
02/01/2012 in the amount of $1,335,
collateralized by U.S. Treasury Bond
4.50%, 2038, U.S. Treasury Note 0.38%,
	2013, value of $1,362)
1,335	0.18%, 1/31/2012		1,335
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $124, collateralized by U.S. Treasury Note 4.25%, 2013, value of $126)
124	0.20%, 1/31/2012		124
			4,270
U.S. Treasury Bills - 0.3%
420	0.01%, 2/2/2012 □○		420

	Total short-term investments
	(cost $4,690)		$4,690

	Total investments
	(cost $136,074) ▲	99.4%	$145,801
	Other assets and liabilities	0.6%	916
	Total net assets	100.0%	$146,717

5

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments — (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 0.8% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $136,848 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,186
Unrealized Depreciation	(3,233)
Net Unrealized Appreciation	$8,953

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at January 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini	25	Long	03/16/2012	$1,978	$1,827	$151
S&P 400 Mini	31	Long	03/16/2012	2,898	2,683	215
						$366

*	The number of contracts does not omit 000's.
Cash of $50 was pledged as initial margin deposit and collateral for open futures contracts at January 31, 2012.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$141,111	$141,111	$–	$–
Short-Term Investments	4,690	–	4,690	–
Total	$145,801	$141,111	$4,690	$–
Futures *	366	366	–	–
Total	$366	$366	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford Strategic Income Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.8%
	Finance and Insurance - 3.8%
	Banc of America Commercial Mortgage, Inc.
$230	5.62%, 06/10/2049 Δ	$252
	Banc of America Large Loan
1,190	2.04%, 11/15/2015 ■Δ	1,104
	Bayview Financial Acquisition Trust
250	0.00%, 08/28/2047 ●	55
	Bear Stearns Commercial Mortgage Securities, Inc.
2,555	4.84%, 03/13/2040	2,602
	Citigroup Commercial Mortgage Trust
410	5.70%, 12/10/2049 Δ	468
	Commercial Mortgage Pass-Through Certificates
1,300	4.31%, 12/10/2012 ■	1,300
615	4.76%, 12/10/2012 ■	616
2,461	5.30%, 07/10/2046 ■►	232
1,430	5.61%, 06/09/2028 ■	1,459
660	5.95%, 06/09/2028 ■	671
2,699	8.25%, 10/01/2020 ■►	114
	Credit-Based Asset Servicing and Securitization
58	0.55%, 05/25/2036 ■Δ	48
	Crest Clarendon Street
206	1.05%, 12/28/2017 ■Δ	201
	CW Capital Cobalt Ltd.
460	5.48%, 04/15/2047	496
	GMAC Mortgage Corp. Loan Trust
347	6.05%, 12/25/2037 Δ	224
	GMAC Mortgage Servicer Advance Funding
1,330	3.72%, 03/15/2023 ■	1,327
	Greenwich Capital Commercial Funding Corp.
622	0.00%, 11/05/2021 ⌂■●	–
	IMPAC Commercial Mortgage Backed Trust
189	1.78%, 02/25/2036 Δ	135
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,210	3.36%, 11/13/2044 ■	1,239
130	5.34%, 05/15/2047	122
270	5.44%, 06/12/2047 Δ	299
1,244	6.00%, 09/15/2020 ■►	120
1,360	10.00%, 10/15/2020 ■►	51
	Merrill Lynch/Countrywide Commercial Mortgage Trust
845	5.38%, 08/12/2048	898
	Morgan Stanley Capital I
674	5.60%, 04/12/2049 Δ	695
	Renaissance Home Equity Loan Trust
585	5.58%, 11/25/2036 Δ	323
	Residential Funding Mortgage Securities, Inc.
1,252	6.00%, 07/25/2037 ⌂	1,029
	Sovereign Commercial Mortgage Securities
738	5.89%, 07/22/2030 ■Δ	757
	Wells Fargo Alternative Loan Trust
417	6.25%, 11/25/2037 ⌂	329
	WF-RBS Commercial Mortgage Trust
1,075	4.90%, 06/15/2044 ■	1,215
8,755	6.02%, 11/15/2044 ■►	1,037
		19,418

	Total asset & commercial mortgage backed securities
	(cost $20,073)	$19,418

CORPORATE BONDS - 44.4%
	Accommodation and Food Services - 1.8%
	MGM Mirage, Inc.
$135	10.38%, 05/15/2014	$154
3,511	11.13%, 11/15/2017	3,994
	MGM Resorts International
4,395	11.38%, 03/01/2018	5,043
		9,191
	Administrative Waste Management and Remediation - 0.4%
	Energy Solutions, Inc. LLC
2,009	10.75%, 08/15/2018	1,929

	Agriculture, Forestry, Fishing and Hunting - 0.3%
	American Seafood Group LLC
1,858	10.75%, 05/15/2016 ■	1,746

	Air Transportation - 0.8%
	Continental Airlines, Inc.
2,119	5.98%, 04/19/2022	2,260
	United Air Lines, Inc.
1,590	9.88%, 08/01/2013 ■	1,661
		3,921
	Arts, Entertainment and Recreation - 2.9%
	Clubcorp Club Operations, Inc.
870	10.00%, 12/01/2018	868
	Downstream Development Authority
822	10.50%, 07/01/2019 ■	802
	FireKeepers Development Authority
1,020	13.88%, 05/01/2015 ■	1,149
	Globo Comunicacao e Participacoes S.A.
1,250	6.25%, 07/20/2015 §♠	1,331
	Knight Ridder, Inc.
5,485	6.88%, 03/15/2029	2,797
	McClatchy Co.
1,723	11.50%, 02/15/2017	1,758
	NAI Entertainment Holdings LLC
1,669	8.25%, 12/15/2017 ■	1,823
	Pinnacle Entertainment
205	8.63%, 08/01/2017	220
	TL Acquisitions, Inc.
3,990	10.50%, 01/15/2015 ■	2,903
	UPC Germany GMBH
1,226	8.13%, 12/01/2017 ■	1,324
		14,975
	Beverage and Tobacco Product Manufacturing - 0.2%
	Altria Group, Inc.
671	10.20%, 02/06/2039	1,063

1

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.4% - (continued)
	Chemical Manufacturing - 0.7%
	Ferro Corp.
$2,730	7.88%, 08/15/2018	$2,791
	Yara International ASA
825	7.88%, 06/11/2019 ■	1,033
		3,824
	Computer and Electronic Product Manufacturing - 0.4%
	Advanced Micro Devices, Inc.
1,850	8.13%, 12/15/2017	1,998

	Construction - 1.3%
	Odebrecht Finance Ltd.
2,510	7.00%, 04/21/2020 §	2,717
	Urbi Desarrollos Urbanos
400	9.50%, 01/21/2020 §	407
3,350	9.75%, 02/03/2022 ■☼	3,358
		6,482
	Finance and Insurance - 13.9%
	Allied Irish Banks plc
1,200	2.30%, 03/15/2013 †Δ	1,104
	Banco de Credito del Peru/Panama
2,000	4.75%, 03/16/2016 ■	2,005
	Bank of America Corp.
1,060	6.50%, 08/01/2016	1,130
	CIT Group, Inc.
11,247	7.00%, 05/01/2017	11,261
	CNL Lifestyle Properties
912	7.25%, 04/15/2019	847
	Corpoacion Andina De Fomento
5,140	3.75%, 01/15/2016	5,229
	Discover Financial Services, Inc.
910	10.25%, 07/15/2019	1,142
	Eksportfinans ASA
1,664	1.88%, 04/02/2013	1,622
	Ford Motor Credit Co.
1,710	6.63%, 08/15/2017	1,913
	Ineos Finance plc
2,815	9.00%, 05/15/2015 ■	2,907
	Irish Life & Permanent plc
3,000	3.60%, 01/14/2013 ■	2,813
	Liberty Mutual Group, Inc.
1,759	10.75%, 06/15/2058 ■	2,243
	Majapahit Holding B.V.
3,300	7.75%, 10/17/2016 ■	3,787
	Met Life Global Funding I
5,200	2.00%, 01/19/2015 ■	5,252
	Myriad International Holdings B.V.
1,965	6.38%, 07/28/2017 ■	2,142
	Nationwide Mutual Insurance Co.
980	9.38%, 08/15/2039 ■	1,205
	Penson Worldwide, Inc.
1,938	12.50%, 05/15/2017 ■	1,143
	Provident Funding Associates L.P.
1,717	10.13%, 02/15/2019 ■	1,296
3,481	10.25%, 04/15/2017 ■	3,333
	Rabobank Netherlands
1,529	11.00%, 06/30/2019 ■♠	1,892
	Santander Holdings USA
738	4.63%, 04/19/2016	721
	SLM Corp.
2,236	6.00%, 01/25/2017	2,249
1,895	6.25%, 01/25/2016	1,934
	Springleaf Finance Corp.
8,562	6.90%, 12/15/2017	6,636
	UPCB Finance III Ltd.
1,860	6.63%, 07/01/2020 ■	1,897
	Vnesheconombank
2,000	5.45%, 11/22/2017 ■	2,034
	VTB Capital S.A.
2,000	6.55%, 10/13/2020 ■	1,965
		71,702
	Food Manufacturing - 0.9%
	Post Holdings, Inc.
344	7.38%, 02/15/2022 ■☼	356
	Sigma Alimentos S.A.
4,149	5.63%, 04/14/2018 §	4,232
		4,588
	Food Services - 0.8%
	Arcos Dorados S.A.
916	7.50%, 10/01/2019 ■	1,024
	Landry's Restaurants, Inc.
2,781	11.63%, 12/01/2015	2,982
		4,006
	Health Care and Social Assistance - 0.3%
	HCA, Inc.
2,280	7.50%, 11/15/2095	1,750

	Information - 4.3%
	Clearwire Corp.
3,902	12.00%, 12/01/2015 ■	3,678
	GXS Worldwide, Inc.
1,450	9.75%, 06/15/2015	1,421
	Intelsat Jackson Holdings Ltd.
3,992	8.50%, 11/01/2019	4,321
	Level 3 Financing, Inc.
4,542	10.00%, 02/01/2018	4,849
	MTS International Funding Ltd.
1,500	8.63%, 06/22/2020 ■	1,695
	Rogers Cable, Inc.
390	8.75%, 05/01/2032	524
	Sprint Nextel Corp.
2,026	9.00%, 11/15/2018 ■	2,183
	Telemar Norte Leste S.A.
2,075	5.50%, 10/23/2020 ■	2,072
	Trilogy International Partners LLC
1,827	10.25%, 08/15/2016 ■	1,608
		22,351
	Mining - 0.2%
	Anglo American Capital plc
122	9.38%, 04/08/2019 ■	157
	Southern Copper Corp.
660	6.75%, 04/16/2040	698
		855
	Motor Vehicle and Parts Manufacturing - 1.2%
	Chrysler Group
2,000	8.25%, 06/15/2021 ■	1,910

2

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 44.4% - (continued)
	Motor Vehicle and Parts Manufacturing - 1.2% - (continued)
	Ford Motor Co.
$690	7.50%, 08/01/2026	$752
640	9.22%, 09/15/2021	772
	TRW Automotive, Inc.
1,913	3.50%, 12/01/2015	2,836
		6,270
	Paper Manufacturing - 0.2%
	Mercer International, Inc.
973	9.50%, 12/01/2017	1,009

	Petroleum and Coal Products Manufacturing - 3.2%
	Alon Refinancing Krotz Springs, Inc.
917	13.50%, 10/15/2014	963
	Gazprom International S.A.
1,700	4.95%, 05/23/2016 ■	1,740
	Key Energy Services, Inc.
2,168	6.75%, 03/01/2021	2,222
	Nabors Industries, Inc.
634	9.25%, 01/15/2019	801
	Pemex Project Funding Master Trust
1,000	6.63%, 06/15/2035	1,122
	Petrobras International Finance Co.
2,860	5.75%, 01/20/2020	3,065
	Rowan Cos., Inc.
813	7.88%, 08/01/2019	968
	Targa Resources Partners
636	6.38%, 08/01/2022 ■	645
	Tesoro Corp.
667	9.75%, 06/01/2019	755
	Transocean, Inc.
850	5.05%, 12/15/2016	911
945	6.38%, 12/15/2021	1,072
	Valero Energy Corp.
441	9.38%, 03/15/2019	563
	Western Refining, Inc.
1,300	11.25%, 06/15/2017 ■	1,469
		16,296
	Pipeline Transportation - 0.9%
	Chesapeake Midstream Partners
1,040	6.13%, 07/15/2022 ■	1,058
	Dynegy Holdings, Inc.
5,536	0.00%, 06/01/2019 Ω	3,391
		4,449
	Plastics and Rubber Products Manufacturing - 0.1%
	Sealed Air Corp.
389	8.13%, 09/15/2019 ■	431

	Primary Metal Manufacturing - 0.3%
	Alcoa, Inc.
660	6.15%, 08/15/2020	721
	Aleris International, Inc.
811	7.63%, 02/15/2018	821
		1,542
	Printing and Related Support Activities - 0.8%
	Harland Clarke Holdings Corp.
2,905	9.50%, 05/15/2015	2,324
	Sheridan (The) Group, Inc.
2,324	12.50%, 04/15/2014	1,929
		4,253
	Professional, Scientific and Technical Services - 1.5%
	Affinion Group, Inc.
5,927	11.50%, 10/15/2015	5,260
2,880	11.63%, 11/15/2015	2,434
		7,694
	Real Estate, Rental and Leasing - 1.7%
	International Lease Finance Corp.
1,926	6.50%, 09/01/2014 ■	2,030
4,600	6.75%, 09/01/2016 ■	4,951
	Maxim Crane Works L.P.
682	12.25%, 04/15/2015 ■	634
	Realogy Corp.
1,125	7.63%, 01/15/2020 ■☼	1,125
		8,740
	Retail Trade - 1.8%
	Ahold Lease USA, Inc.
1,321	8.62%, 01/02/2025	1,628
	Automotores Gildemeister
4,100	8.25%, 05/24/2021 ■	4,203
	Liz Claiborne, Inc.
2,185	10.50%, 04/15/2019 ■	2,376
	Sears Holdings Corp.
1,430	6.63%, 10/15/2018	1,162
		9,369
	Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
	Yankee Candle Co.
1,303	10.25%, 02/15/2016	1,241

	Truck Transportation - 0.3%
	Swift Transportation Co., Inc.
1,282	12.50%, 05/15/2017 ■	1,377

	Utilities - 2.7%
	AES El Salvador Trust
4,000	6.75%, 02/01/2016 §	3,920
	Ameren Corp.
3,770	8.88%, 05/15/2014	4,257
	Comision Federal de Electricdad
1,400	4.88%, 05/26/2021 ■	1,431
	E.CL S.A.
900	5.63%, 01/15/2021 ■	981
	Edison Mission Energy
5,605	7.00%, 05/15/2017	3,251
		13,840
	Wholesale Trade - 0.3%
	Spectrum Brands, Inc.
1,537	12.00%, 08/28/2019 Þ	1,679

	Total corporate bonds
	(cost $226,335)	$228,571

3

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 21.1%
		Argentina - 1.6%
		Argentina (Republic of)
	$4,675	7.00%, 10/03/2015	$4,475
	4,448	8.28%, 12/31/2033	3,570
			8,045
		Australia - 1.7%
		Australian Government
AUD	7,705	6.50%, 05/15/2013	8,509

		Canada - 5.9%
		Canada (Government of)
CAD	11,955	2.00%, 08/01/2013 - 06/01/2016	12,197
CAD	3,715	4.00%, 06/01/2017	4,206
		Canadian Government Bond
CAD	4,000	4.00%, 06/01/2041	5,200
		Ontario (Province of)
	4,130	3.00%, 07/16/2018	4,385
		Quebec (Province of)
	4,345	2.75%, 08/25/2021	4,399
			30,387
		El Salvador - 0.2%
		El Salvador (Republic of)
	991	7.65%, 06/15/2035 §	1,023

		Mexico - 0.8%
		United Mexican States
MXN	48,770	9.50%, 12/18/2014 Δ	4,213

		New Zealand - 0.6%
		New Zealand (Government of)
NZD	3,500	6.00%, 12/15/2017	3,290

		Norway - 2.3%
		Norway (Kingdom of)
NOK	22,000	3.75%, 05/25/2021	4,170
		Norwegian Government
NOK	20,945	5.00%, 05/15/2015	3,959
NOK	21,050	6.50%, 05/15/2013	3,815
			11,944
		Panama - 0.5%
		Panama (Republic of)
	1,890	7.13%, 01/29/2026	2,479

		Poland - 0.7%
		Poland (Republic of)
	3,415	5.00%, 03/23/2022	3,463

		Romania - 0.7%
		Romania (Republic of)
	3,702	6.75%, 02/07/2022 ■☼	3,669

		South Africa - 1.2%
		South Africa (Republic of)
	6,000	4.67%, 01/17/2024	6,075
	200	6.88%, 05/27/2019	239
			6,314
		Sweden - 2.2%
		Swedish Government
SEK	24,750	3.75%, 08/12/2017	4,104
SEK	44,580	6.75%, 05/05/2014	7,405
			11,509
		United Kingdom - 1.7%
		UK Treasury
GBP	2,400	4.50%, 03/07/2013	3,952
		United Kingdom (Gov't of)
GBP	2,585	1.25%, 11/22/2017 ж	4,718
			8,670
		Venezuela - 1.0%
		Venezuela (Republic of)
	2,950	5.75%, 02/26/2016 §	2,426
	2,565	12.75%, 08/23/2022 §	2,456
			4,882
		Total foreign government obligations
		(cost $106,819)	$108,397

MUNICIPAL BONDS - 0.1%
		Transportation - 0.1%
		Alameda CA Corridor Transportaion Auth
	$3,295	9.20%, 10/01/2028 ○	$837

		Total municipal bonds
		(cost $760)	$837

SENIOR FLOATING RATE INTERESTS ♦ - 7.8%
		Accommodation and Food Services - 0.4%
		Caesars Entertainment Operating Co., Inc.
	$1,960	9.50%, 10/31/2016 ±	$1,989

		Administrative Waste Management and Remediation - 0.4%
		Smile Brands Group, Inc.
	2,228	7.50%, 12/21/2017 ±	2,218

		Agriculture, Construction, Mining and Machinery - 0.1%
		Veyance Technologies, Inc. Delayed Draw Term Loan
	62	2.78%, 07/31/2014 ±	59
		Veyance Technologies, Inc. Initial Term Loan
	435	2.78%, 07/31/2014 ±	410
			469
		Air Transportation - 0.3%
		Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
	1,583	4.27%, 11/29/2013 ±⌂	1,496

		Arts, Entertainment and Recreation - 0.5%
		Pittsburgh Gaming Holdings L.P.
	998	12.00%, 06/30/2015 ±	1,038
		Revel Entertainment Group LLC
	1,478	9.00%, 02/17/2017 ±	1,421
			2,459
		Chemical Manufacturing - 0.3%
		Ineos Group, New Term Loan B-2
	794	7.50%, 12/16/2013 ±	821

4

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 7.8% - (continued)
	Chemical Manufacturing - 0.3% - (continued)
	Ineos Group, New Term Loan C-2
$909	8.00%, 12/16/2014 ±	$944
		1,765
	Educational Services - 0.3%
	Meritas Schools Holdings LLC, Second Lien Term Loan
1,800	11.50%, 01/29/2018 ±⌂	1,773

	Finance and Insurance - 0.7%
	Asurion Corp., Second Lien Term Loan
1,552	9.00%, 05/24/2019 ±	1,550
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
322	8.75%, 12/17/2017 ±	312
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
768	8.75%, 12/17/2017 ±	743
	Nuveen Investments, Inc., Second Lien Term Loan
1,025	12.50%, 07/31/2015 ±	1,064
		3,669
	Information - 0.9%
	First Data Corp., Initial Tranche B-1 Term Loan
172	3.03%, 09/24/2014 ±	163
	Northland Communications Corp.
1,980	7.75%, 12/30/2016 ±⌂	1,911
	Property Data U.S., Inc.
1,980	7.00%, 01/04/2017 ±⌂	1,683
	WideOpenWest Finance LLC, Second Lien Term Loan
249	6.53%, 06/29/2015 ±Þ	225
	WideOpenWest Finance LLC, Term Loan B Add-On
720	6.80%, 06/28/2014 ±	692
		4,674
	Media - 0.4%
	PRIMEDIA, Inc.
1,990	7.50%, 01/13/2018 ±⌂	1,780

	Mining - 0.3%
	American Gilsonite Co.
1,582	7.25%, 12/10/2015 ±⌂	1,542

	Motor Vehicle and Parts Manufacturing - 0.7%
	General Motors Co.
3,975	0.38%, 10/27/2015 ◊☼	3,513

	Petroleum and Coal Products Manufacturing - 0.1%
	Dynegy Midwest Generation LLC
130	9.25%, 08/05/2016 ±	126
	Dynegy Power LLC
559	9.25%, 08/05/2016 ±	570
		696
	Professional, Scientific and Technical Services - 0.6%
	Advantage Sales & Marketing, Inc., Second Lien Term Loan
1,430	9.25%, 06/18/2018 ±	1,405
	Decision Resources, Inc.
1,980	7.00%, 12/28/2016 ±⌂	1,881
		3,286
	Real Estate, Rental and Leasing - 0.4%
	Realogy Corp.
188	3.26%, 10/05/2013 ±	186
1,767	3.44%, 10/05/2014 ±	1,752
		1,938
	Retail Trade - 1.3%
	Atrium Companies, Inc.
1,478	11.00%, 04/30/2016 ±⌂	1,275
	Autoparts Holdings, Ltd., 2nd Lien Term Loan
667	10.50%, 01/29/2018 ±	644
	Easton-Bell Sports, Inc.
3,636	11.50%, 12/31/2015 ±⌂Þ	3,527
	Great Atlantic & Pacific Tea Co., Inc.
320	8.75%, 06/14/2012 ±Ψ	320
	Sports Authority, Inc.
836	7.50%, 11/16/2017 ±	798
		6,564
	Utilities - 0.1%
	TPF Generation Holdings LLC, Second Lien Term Loan
375	4.83%, 12/21/2014 ±	352

	Total senior floating rate interests
	(cost $40,906)	$40,183

U.S. GOVERNMENT AGENCIES - 0.3%
	Federal Home Loan Mortgage Corporation - 0.3%
$9,043	4.99%, 08/25/2018 ►	$949
6,436	5.00%, 10/25/2020 ►	141
2,087	5.50%, 08/25/2020 ►	182
		1,272
	Total U.S. government agencies
	(cost $1,235)	$1,272

U.S. GOVERNMENT SECURITIES - 13.8%
U.S. Treasury Securities - 13.8%
	U.S. Treasury Bonds - 6.0%
$6,000	2.00%, 11/15/2021	$6,105
1,735	3.75%, 08/15/2041 ØΘ	2,023
15,818	5.38%, 02/15/2031	22,516
		30,644

5

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT SECURITIES - 13.8% - (continued)
U.S. Treasury Securities - 13.8% - (continued)
	U.S. Treasury Notes - 7.8%
$799	0.75%, 06/15/2014	$808
11,704	0.88%, 12/31/2016	11,807
3,667	1.00%, 05/15/2014 - 08/31/2016	3,731
484	1.25%, 04/15/2014	495
7,961	1.75%, 05/31/2016 ╦‡	8,367
4,384	2.00%, 04/30/2016 ‡	4,653
4,085	2.13%, 08/15/2021	4,217
5,105	2.25%, 07/31/2018	5,469
805	3.13%, 05/15/2021	905
		40,452
		71,096
	Total U.S. government securities
	(cost $65,380)	$71,096

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.2%
Foreign Exchange Contracts - 0.2%
	CHF Call/USD Put
10,400	Expiration: 08/10/2012	$1,160
	USD Call/CHF Put
13,800	Expiration: 02/15/2012	1
	USD Call/JPY Put
1,000	Expiration: 10/19/2012 Ð	39
		1,200
	Total call options purchased
	(cost $478)	$1,200

PUT OPTIONS PURCHASED - 0.0%
Credit Contracts - 0.0%
	Credit Default Swaption ITRX.EUR.16
15,108	Expiration: 03/22/2012, Exercise Rate: 1.80%	$34

Interest Rate Contracts - 0.0%
	U.S. Treasury CME Ultra Bond Future
–	Expiration: 02/27/2012, Exercise Rate: 1.57%	29

	Total put options purchased
	(cost $407)	$63

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 0.2%
	Energy - 0.2%
83,644	KCA Deutag ⌂●†	$728

	Total common stocks
	(cost $1,134)	$728

PREFERRED STOCKS - 0.6%
	Automobiles & Components - 0.4%
44	General Motors Co., 4.75% ۞	$1,765

	Banks - 0.2%
2	US Bancorp	$1,249

	Total preferred stocks
	(cost $3,002)	$3,014

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
1	ASG Consolidated LLC ⌂■	$63

	Total warrants
	(cost $13)	$63

	Total long-term investments (cost $466,542)	$474,842

SHORT-TERM INVESTMENTS - 8.0%
Investment Pools and Funds - 0.0%
98	JP Morgan U.S. Government Money Market Fund	$98

Repurchase Agreements - 7.1%
Deutsche Bank Securities TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $9,335,
collateralized by U.S. Treasury Bond
4.75%, 2037, U.S. Treasury Note 2.63%,
	2020, value of $9,521)
$9,334	0.20%, 1/31/2012	9,334
RBC Capital Markets Corp. TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $14,784,
collateralized by U.S. Treasury Bill 0.01%
- 0.05%, 2012, U.S. Treasury Bond 4.38%,
2041, U.S. Treasury Note 0.25% - 1.38%,
	2014 - 2018, value of $15,079)
14,784	0.13%, 1/31/2012	14,784
RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing on
02/01/2012 in the amount of $11,456,
collateralized by U.S. Treasury Bond
4.50%, 2038, U.S. Treasury Note 0.38%,
	2013, value of $11,685)
11,456	0.18%, 1/31/2012	11,456
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,061, collateralized by U.S. Treasury Note 4.25%, 2013, value of $1,082)
1,061	0.20%, 1/31/2012	1,061
		36,635

6

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 8.0% -(continued)
U.S. Treasury Bills - 0.9%
$4,515	0.00%, 2/2/2012 □○		$4,515

	Total short-term investments
	(cost $41,248)		$41,248

	Total investments
	(cost $507,790) ▲	100.3%	$516,090
	Other assets and liabilities	(0.3)%	(1,730)
	Total net assets	100.0%	$514,360

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 35.0% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $508,906 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,635
Unrealized Depreciation	(12,451)
Net Unrealized Appreciation	$7,184

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $1,832, which represents 0.4% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

Ω	Debt security in default due to bankruptcy.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

Þ	This security may pay interest in additional principal instead of cash.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2012.

ж	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2012.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2012.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $106,070, which represents 20.6% of total net assets.

7

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $18,512, which represents 3.6% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
12/2010	$1,582	American Gilsonite Co., 7.25%, 12/10/2015	$1,557
04/2010 - 07/2010	1	ASG Consolidated LLC Warrants - 144A	$13
04/2010	$1,478	Atrium Companies, Inc., 11.00%, 04/30/2016	$1,456
12/2010	$1,980	Decision Resources, Inc., 7.00%, 12/28/2016	$1,950
09/2010 - 11/2011	$3,636	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	$3,524
05/2007	$622	Greenwich Capital Commercial Funding Corp., 0.00%, 11/05/2021 - 144A	$603
03/2011	83,644	KCA Deutag	$1,134
01/2011	$1,583	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.27%, 11/29/2013	$1,460
07/2011	$1,800	Meritas Schools Holdings LLC, Second Lien Term Loan, 11.50%, 01/29/2018	$1,773
12/2010	$1,980	Northland Communications Corp., 7.75%, 12/30/2016	$1,931
07/2011	$1,990	PRIMEDIA, Inc., 7.50%, 01/13/2018	$1,917
12/2010	$1,980	Property Data U.S., Inc., 7.00%, 01/04/2017	$1,950
06/2009	$1,252	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	$922
03/2008	$417	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	$339

At January 31, 2012, the aggregate value of these securities was $19,017, which represents 3.7% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
GBP	–	British Pound
MXN	–	Mexican New Peso
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
SEK	–	Swedish Krona

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $12,186 at January 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, securities valued at $2,694, held on behalf of the Fund at the custody bank, were received from broker as collateral in connection with swap contracts.

8

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at January 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	33	Long	03/30/2012	$7,285	$7,273	$12
5 Year U.S. Treasury Note	256	Short	03/30/2012	$31,756	$31,433	$(323)
10 Year U.S. Treasury Note	202	Long	03/21/2012	$26,714	$26,420	$294
30 Year U.S. Treasury Bond	22	Short	03/21/2012	$3,199	$3,134	$(65)
U.S. Ultra Bond	125	Long	03/21/2012	$19,996	$19,816	$180
						$98

*	The number of contracts does not omit 000's.

   Cash of $30 was pledged as initial margin deposit and collateral for open futures contracts at January 31, 2012.

Θ	At January 31, 2012, this security, or a portion of this security, is designated to cover written call options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
USD Call/CHF Put (Credit Suisse)	Foreign Exchange	0.82 USD	08/10/2012	10,400,000	$1,160	$938	$(222)

*	The number of contracts does not omit 000's.

Ø	This security, or a portion of this security, collateralized the written put options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Credit Default Swaption ITRX.EUR.16 (JP Morgan Securities)	Credit	2.50%	03/22/2012	15,107,914	$4	$128	$124

*	The number of contracts does not omit 000's.

Ð	This security has limitations. If the U.S. Dollar to Japanese Yen exchange rate is less than or equal to 90.00 on expiration date, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	JP Morgan Securities	Sell	$8,703	$8,418	02/10/2012	$(285)
British Pound	JP Morgan Securities	Sell	4,062	3,964	02/10/2012	(98)
Canadian Dollar	JP Morgan Securities	Sell	10,955	10,795	02/10/2012	(160)
New Zealand Dollar	Citigroup Global Markets	Sell	3,184	3,057	02/10/2012	(127)
Norwegian Krone	Wells Fargo	Sell	12,213	11,893	02/10/2012	(320)
Swedish Krona	Citigroup Global Markets	Sell	7,818	7,655	02/10/2012	(163)
						$(1,153)

9

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index	Morgan Stanley	$1,593	Buy	(5.00)%	06/20/16	$175	$11	$(164)
CDX North American High Yield Index	Morgan Stanley	7,840	Buy	(5.00)%	06/20/16	–	56	56
iTraxx Europe Tranche	Morgan Stanley	15,697	Buy	(1.00)%	06/20/16	144	259	115
						$319	$326	$7

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality

as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	13.4
Aa / AA	3.3
A	3.6
Baa / BBB	11.5
Ba / BB	13.0
B	18.1
Caa / CCC or Lower	10.7
Unrated	3.6
U.S. Government Agencies and Securities	15.0
Non Debt Securities and Other Short-Term Instruments	8.1
Other Assets & Liabilities	(0.3)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Country
as of January 31, 2012

Percentage of
Country	Net Assets
Argentina	1.8%
Australia	1.7
Brazil	1.8
Canada	6.0
Chile	1.0
El Salvador	0.2
Germany	0.5
Indonesia	0.7
Ireland	0.8
Mexico	3.0
Netherlands	1.1
New Zealand	0.6
Norway	2.8
Panama	1.2
Peru	0.4
Poland	0.7
Romania	0.7
Russia	1.4
South Africa	1.6
Sweden	2.2
United Kingdom	2.8
Venezuela	2.0
United States	57.3
Short-Term Investments	8.0
Other Assets and Liabilities	(0.3)
Total	100.0%

10

The Hartford Strategic Income Fund

Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$19,418	$–	$17,022	$2,396
Call Options Purchased	1,200	–	1,200	–
Common Stocks ‡	728	–	–	728
Corporate Bonds	228,571	–	223,579	4,992
Foreign Government Obligations	108,397	–	104,728	3,669
Municipal Bonds	837	–	837	–
Preferred Stocks	3,014	1,765	1,249	–
Put Options Purchased	63	29	34	–
Senior Floating Rate Interests	40,183	–	40,183	–
U.S. Government Agencies	1,272	–	1,272	–
U.S. Government Securities	71,096	6,105	64,991	–
Warrants	63	63	–	–
Short-Term Investments	41,248	98	41,150	–
Total	$516,090	$8,060	$496,245	$11,785
Credit Default Swaps *	171	–	171	–
Futures *	486	486	–	–
Written Options *	124	–	124	–
Total	$781	$486	$295	$–
Liabilities:
Credit Default Swaps *	164	–	164	–
Foreign Currency Contracts *	1,153	–	1,153	–
Futures *	388	388	–	–
Written Options *	222	–	222	–
Total	$1,927	$388	$1,539	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$505	$(3)	$7	†	$4	$1,907	$(24)	$—	$—	$2,396
Common Stocks	728	—	— ‡		—	—	—	—	—	728
Corporate Bonds and Foreign Government Obligations	5,857	(53)	643	§	—	5,243	(4,738)	1,709	—	8,661
Total	$7,090	$(56)	$650		$4	$7,150	$(4,762)	$1,709	$—	$11,785

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2)	Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $7.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 rounds to zero.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $186.

11

The Hartford Target Retirement 2010 Fund

Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.4%
EQUITY FUNDS - 55.6%
337	The Hartford Alternative Strategies Fund, Class Y		$3,754
5	The Hartford Capital Appreciation Fund, Class Y		167
23	The Hartford Capital Appreciation II Fund, Class Y●		322
113	The Hartford Disciplined Equity Fund, Class Y		1,558
142	The Hartford Dividend and Growth Fund, Class Y		2,808
296	The Hartford Equity Income Fund, Class Y		4,093
51	The Hartford Fundamental Growth Fund, Class Y		581
89	The Hartford Global Research Fund, Class Y		798
43	The Hartford Growth Fund, Class Y●		779
11	The Hartford Growth Opportunities Fund, Class Y●		298
61	The Hartford International Small Company Fund, Class Y		737
128	The Hartford International Value Fund, Class Y		1,448
10	The Hartford MidCap Fund, Class Y		216
135	The Hartford MidCap Value Fund, Class Y		1,616
22	The Hartford Small Company Fund, Class Y		451
34	The Hartford Small/Mid Cap Equity Fund, Class Y		371
44	The Hartford SmallCap Growth Fund, Class Y●		1,510
241	The Hartford Value Fund, Class Y		2,795
11	The Hartford Value Opportunities Fund, Class Y		146
	Total equity funds
	(cost $22,532)		$24,448

FIXED INCOME FUNDS - 41.8%
176	The Hartford Corporate Opportunities Fund, Class Y		$1,796
121	The Hartford Floating Rate Fund, Class Y		1,057
11	The Hartford High Yield Fund, Class Y		83
345	The Hartford Inflation Plus Fund, Class Y		4,230
428	The Hartford Short Duration Fund, Class Y		4,216
163	The Hartford Strategic Income Fund, Class Y		1,516
496	The Hartford Total Return Bond Fund, Class Y		5,449
	Total fixed income funds
	(cost $17,929)		$18,347

	Total investments in affiliated investment companies
	(cost $40,461)		$42,795

EXCHANGE TRADED FUNDS - 2.4%
32	Powershares DB Commodity Index Tracking Fund ●		$888
5	Powershares Emerging Markets Sovereign Debt Portfolio		143

	Total exchange traded funds
	(cost $870)		$1,031

	Total long-term investments
	(cost $41,331)		$43,826

	Total investments
	(cost $41,331) ▲	99.8%	$43,826
	Other assets and liabilities	0.2%	91
	Total net assets	100.0%	$43,917

1

The Hartford Target Retirement 2010 Fund

Schedule of Investments – (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $41,652 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,743
Unrealized Depreciation	(569)
Net Unrealized Appreciation	$2,174

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$42,795	$42,795	$–	$–
Exchange Traded Funds	1,031	1,031	–	–
Total	$43,826	$43,826	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2015 Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 98.4%
EQUITY FUNDS - 62.2%
361	The Hartford Alternative Strategies Fund, Class Y		$4,017
3	The Hartford Capital Appreciation Fund, Class Y		93
23	The Hartford Capital Appreciation II Fund, Class Y●		316
133	The Hartford Disciplined Equity Fund, Class Y		1,827
120	The Hartford Dividend and Growth Fund, Class Y		2,385
272	The Hartford Equity Income Fund, Class Y		3,756
66	The Hartford Fundamental Growth Fund, Class Y		764
116	The Hartford Global Research Fund, Class Y		1,038
28	The Hartford Growth Fund, Class Y●		518
28	The Hartford International Opportunities Fund, Class Y		399
92	The Hartford International Small Company Fund, Class Y		1,104
146	The Hartford International Value Fund, Class Y		1,651
12	The Hartford MidCap Fund, Class Y		249
63	The Hartford MidCap Value Fund, Class Y		756
23	The Hartford Small Company Fund, Class Y		481
71	The Hartford Small/Mid Cap Equity Fund, Class Y		774
55	The Hartford SmallCap Growth Fund, Class Y●		1,914
395	The Hartford Value Fund, Class Y		4,578
12	The Hartford Value Opportunities Fund, Class Y		161
	Total equity funds
	(cost $25,007)		$26,781

FIXED INCOME FUNDS - 36.2%
128	The Hartford Corporate Opportunities Fund, Class Y		$1,305
129	The Hartford Floating Rate Fund, Class Y		1,129
242	The Hartford Inflation Plus Fund, Class Y		2,960
434	The Hartford Short Duration Fund, Class Y		4,279
137	The Hartford Strategic Income Fund, Class Y		1,269
424	The Hartford Total Return Bond Fund, Class Y		4,651
	Total fixed income funds
	(cost $15,321)		$15,593

	Total investments in affiliated investment companies
	(cost $40,328)		$42,374

EXCHANGE TRADED FUNDS - 1.5%
22	Powershares DB Commodity Index Tracking Fund ●		$624

	Total exchange traded funds
	(cost $542)		$624

	Total long-term investments
	(cost $40,870)		$42,998

	Total investments
	(cost $40,870) ▲	99.9%	$42,998
	Other assets and liabilities	0.1%	62
	Total net assets	100.0%	$43,060

1

The Hartford Target Retirement 2015 Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $40,947 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,293
Unrealized Depreciation	(242)
Net Unrealized Appreciation	$2,051

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$42,374	$42,374	$–	$–
Exchange Traded Funds	624	624	–	–
Total	$42,998	$42,998	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2020 Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.9%
EQUITY FUNDS - 67.9%
1,283	The Hartford Alternative Strategies Fund, Class Y		$14,289
35	The Hartford Capital Appreciation Fund, Class Y		1,187
71	The Hartford Capital Appreciation II Fund, Class Y●		975
275	The Hartford Disciplined Equity Fund, Class Y		3,775
644	The Hartford Dividend and Growth Fund, Class Y		12,785
463	The Hartford Equity Income Fund, Class Y		6,400
149	The Hartford Fundamental Growth Fund, Class Y		1,710
16	The Hartford Global Growth Fund, Class Y●		238
572	The Hartford Global Research Fund, Class Y		5,131
113	The Hartford Growth Fund, Class Y●		2,057
33	The Hartford Growth Opportunities Fund, Class Y●		914
55	The Hartford International Opportunities Fund, Class Y		781
372	The Hartford International Small Company Fund, Class Y		4,469
363	The Hartford International Value Fund, Class Y		4,105
258	The Hartford MidCap Fund, Class Y		5,430
230	The Hartford MidCap Value Fund, Class Y		2,739
53	The Hartford Small Company Fund, Class Y		1,108
258	The Hartford Small/Mid Cap Equity Fund, Class Y		2,812
184	The Hartford SmallCap Growth Fund, Class Y●		6,339
1,360	The Hartford Value Fund, Class Y		15,763
95	The Hartford Value Opportunities Fund, Class Y		1,289
			94,296
	Total equity funds
	(cost $85,950)		$94,296

FIXED INCOME FUNDS - 30.0%
553	The Hartford Corporate Opportunities Fund, Class Y		$5,632
142	The Hartford Floating Rate Fund, Class Y		1,238
569	The Hartford Inflation Plus Fund, Class Y		6,975
1,207	The Hartford Short Duration Fund, Class Y		11,886
362	The Hartford Strategic Income Fund, Class Y		3,362
1,138	The Hartford Total Return Bond Fund, Class Y		12,490
			41,583
	Total fixed income funds
	(cost $40,751)		$41,583

	Total investments in affiliated investment companies
	(cost $126,701)		$135,879

EXCHANGE TRADED FUNDS - 2.0%
101	Powershares DB Commodity Index Tracking Fund ●		$2,803

	Total exchange traded funds
	(cost $2,327)		$2,803

	Total long-term investments
	(cost $129,028)		$138,682

	Total investments
	(cost $129,028) ▲	99 .9%	$138,682
	Other assets and liabilities	0 .1%	131
	Total net assets	100 .0%	$138,813

1

The Hartford Target Retirement 2020 Fund
Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $129,643 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,219
Unrealized Depreciation	(1,180)
Net Unrealized Appreciation	$9,039

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$135,879	$135,879	$–	$–
Exchange Traded Funds	2,803	2,803	–	–
Total	$138,682	$138,682	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2025 Fund

Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 96.7%
EQUITY FUNDS - 75.1%
629	The Hartford Alternative Strategies Fund, Class Y		$7,010
8	The Hartford Capital Appreciation Fund, Class Y		259
9	The Hartford Capital Appreciation II Fund, Class Y●		123
83	The Hartford Disciplined Equity Fund, Class Y		1,145
204	The Hartford Dividend and Growth Fund, Class Y		4,055
408	The Hartford Equity Income Fund, Class Y		5,640
73	The Hartford Fundamental Growth Fund, Class Y		839
24	The Hartford Global Growth Fund, Class Y●		365
184	The Hartford Global Research Fund, Class Y		1,647
82	The Hartford Growth Fund, Class Y●		1,506
17	The Hartford Growth Opportunities Fund, Class Y●		485
34	The Hartford International Growth Fund, Class Y		317
10	The Hartford International Opportunities Fund, Class Y		146
266	The Hartford International Small Company Fund, Class Y		3,199
77	The Hartford International Value Fund, Class Y		872
16	The Hartford MidCap Fund, Class Y		345
98	The Hartford MidCap Value Fund, Class Y		1,174
13	The Hartford Small Company Fund, Class Y		277
97	The Hartford Small/Mid Cap Equity Fund, Class Y		1,058
130	The Hartford SmallCap Growth Fund, Class Y●		4,496
627	The Hartford Value Fund, Class Y		7,266
17	The Hartford Value Opportunities Fund, Class Y		233
	Total equity funds
	(cost $40,304)		$42,457

FIXED INCOME FUNDS - 21.6%
76	The Hartford Corporate Opportunities Fund, Class Y		$769
233	The Hartford Inflation Plus Fund, Class Y		2,855
557	The Hartford Short Duration Fund, Class Y		5,486
285	The Hartford Total Return Bond Fund, Class Y		3,130
	Total fixed income funds
	(cost $12,034)		$12,240

	Total investments in affiliated investment companies
	(cost $52,338)		$54,697

EXCHANGE TRADED FUNDS - 3.2%
34	Powershares DB Commodity Index Tracking Fund ●		$945
32	Powershares Emerging Markets Sovereign Debt Portfolio		870

	Total exchange traded funds
	(cost $1,674)		$1,815

	Total long-term investments
	(cost $54,012)		$56,512

SHORT-TERM INVESTMENTS - 0.0%
4	State Street Bank Money Market Fund		$4

	Total short-term investments
	(cost $4)		$4

	Total investments
	(cost $54,016) ▲	99.9%	$56,516
	Other assets and liabilities	0.1%	46
	Total net assets	100.0%	$56,562

1

The Hartford Target Retirement 2025 Fund

Schedule of Investments – (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $54,124 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,833
Unrealized Depreciation	(441)
Net Unrealized Appreciation	$2,392

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$54,697	$54,697	$–	$–
Exchange Traded Funds	1,815	1,815	–	–
Short-Term Investments	4	4	–	–
Total	$56,516	$56,516	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2030 Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 96.8%
EQUITY FUNDS - 80.3%
1,670	The Hartford Alternative Strategies Fund, Class Y		$18,602
82	The Hartford Capital Appreciation Fund, Class Y		2,819
84	The Hartford Capital Appreciation II Fund, Class Y●		1,154
364	The Hartford Disciplined Equity Fund, Class Y		4,995
704	The Hartford Dividend and Growth Fund, Class Y		13,961
732	The Hartford Equity Income Fund, Class Y		10,119
197	The Hartford Fundamental Growth Fund, Class Y		2,262
160	The Hartford Global Growth Fund, Class Y●		2,461
471	The Hartford Global Research Fund, Class Y		4,227
158	The Hartford Growth Fund, Class Y●		2,897
60	The Hartford Growth Opportunities Fund, Class Y●		1,662
86	The Hartford International Opportunities Fund, Class Y		1,217
431	The Hartford International Small Company Fund, Class Y		5,176
469	The Hartford International Value Fund, Class Y		5,304
78	The Hartford MidCap Fund, Class Y		1,641
308	The Hartford MidCap Value Fund, Class Y		3,678
136	The Hartford Small Company Fund, Class Y		2,819
505	The Hartford Small/Mid Cap Equity Fund, Class Y		5,503
246	The Hartford SmallCap Growth Fund, Class Y●		8,485
1,450	The Hartford Value Fund, Class Y		16,804
213	The Hartford Value Opportunities Fund, Class Y		2,888
	Total equity funds
	(cost $107,861)		$118,674

FIXED INCOME FUNDS - 16.5%
492	The Hartford Inflation Plus Fund, Class Y		$6,021
956	The Hartford Short Duration Fund, Class Y		9,418
823	The Hartford Total Return Bond Fund, Class Y		9,032
	Total fixed income funds
	(cost $24,049)		$24,471

	Total investments in affiliated investment companies
	(cost $131,910)		$143,145

EXCHANGE TRADED FUNDS - 3.2%
115	Powershares DB Commodity Index Tracking Fund ●		$3,207
53	Powershares Emerging Markets Sovereign Debt Portfolio		1,445
	Total exchange traded funds
	(cost $4,123)		$4,652

	Total long-term investments
	(cost $136,033)		$147,797

SHORT-TERM INVESTMENTS - 0.0%
6	State Street Bank Money Market Fund		$6

	Total short-term investments
	(cost $6)		$6

	Total investments
	(cost $136,039) ▲	100.0%	$147,803
	Other assets and liabilities	–%	23
	Total net assets	100.0%	$147,826

1

The Hartford Target Retirement 2030 Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $136,656 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,463
Unrealized Depreciation	(1,316)
Net Unrealized Appreciation	$11,147

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$143,145	$143,145	$–	$–
Exchange Traded Funds	4,652	4,652	–	–
Short-Term Investments	6	6	–	–
Total	$147,803	$147,803	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2035 Fund

Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 96.3%
EQUITY FUNDS - 83.7%
336	The Hartford Alternative Strategies Fund, Class Y		$3,741
2	The Hartford Capital Appreciation Fund, Class Y		68
16	The Hartford Capital Appreciation II Fund, Class Y●		214
126	The Hartford Disciplined Equity Fund, Class Y		1,732
129	The Hartford Dividend and Growth Fund, Class Y		2,566
270	The Hartford Equity Income Fund, Class Y		3,734
34	The Hartford Fundamental Growth Fund, Class Y		395
25	The Hartford Global Growth Fund, Class Y●		388
137	The Hartford Global Research Fund, Class Y		1,226
47	The Hartford Growth Fund, Class Y●		865
15	The Hartford Growth Opportunities Fund, Class Y●		417
147	The Hartford International Small Company Fund, Class Y		1,762
99	The Hartford International Value Fund, Class Y		1,126
32	The Hartford MidCap Fund, Class Y		666
226	The Hartford MidCap Value Fund, Class Y		2,694
15	The Hartford Small Company Fund, Class Y		306
154	The Hartford Small/Mid Cap Equity Fund, Class Y		1,672
67	The Hartford SmallCap Growth Fund, Class Y●		2,312
401	The Hartford Value Fund, Class Y		4,647
26	The Hartford Value Opportunities Fund, Class Y		347
	Total equity funds
	(cost $29,205)		$30,878

FIXED INCOME FUNDS - 12.6%
48	The Hartford Corporate Opportunities Fund, Class Y		$491
77	The Hartford Inflation Plus Fund, Class Y		942
164	The Hartford Short Duration Fund, Class Y		1,615
144	The Hartford Total Return Bond Fund, Class Y		1,584
	Total fixed income funds
	(cost $4,560)		$4,632

	Total investments in affiliated investment companies
	(cost $33,765)		$35,510

EXCHANGE TRADED FUNDS - 3.6%
29	Powershares DB Commodity Index Tracking Fund ●		$809
7	Powershar es Emerging Markets Sovereign Debt Portfolio		193
8	Vanguard MSCI Emerging Markets ETF		322

	Total exchange traded funds
	(cost $1,261)		$1,324

	Total long-term investments
	(cost $35,026)		$36,834

SHORT-TERM INVESTMENTS - 0.0%
1	State Street Bank Money Market Fund		$1

	Total short-term investments
	(cost $1)		$1

	Total investments
	(cost $35,027) ▲	99.9%	$36,835
	Other assets and liabilities	0.1%	34
	Total net assets	100.0%	$36,869

1

The Hartford Target Retirement 2035 Fund

Schedule of Investments – (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $35,122 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,064
Unrealized Depreciation	(351)
Net Unrealized Appreciation	$1,713

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$35,510	$35,510	$–	$–
Exchange Traded Funds	1,324	1,324	–	–
Short-Term Investments	1	1	–	–
Total	$36,835	$36,835	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2040 Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 95.8%
EQUITY FUNDS - 88.0%
418	The Hartford Alternative Strategies Fund, Class Y		$4,660
6	The Hartford Capital Appreciation Fund, Class Y		214
20	The Hartford Capital Appreciation II Fund, Class Y●		279
145	The Hartford Disciplined Equity Fund, Class Y		1,993
92	The Hartford Dividend and Growth Fund, Class Y		1,831
467	The Hartford Equity Income Fund, Class Y		6,465
91	The Hartford Fundamental Growth Fund, Class Y		1,040
–	The Hartford Global Growth Fund, Class Y●		8
173	The Hartford Global Research Fund, Class Y		1,553
78	The Hartford Growth Fund, Class Y●		1,428
20	The Hartford Growth Opportunities Fund, Class Y●		554
3	The Hartford International Opportunities Fund, Class Y		41
180	The Hartford International Small Company Fund, Class Y		2,164
155	The Hartford International Value Fund, Class Y		1,758
54	The Hartford MidCap Fund, Class Y		1,129
236	The Hartford MidCap Value Fund, Class Y		2,816
23	The Hartford Small Company Fund, Class Y		482
200	The Hartford Small/Mid Cap Equity Fund, Class Y		2,175
115	The Hartford SmallCap Growth Fund, Class Y●		3,971
571	The Hartford Value Fund, Class Y		6,613
25	The Hartford Value Opportunities Fund, Class Y		346
	Total equity funds
	(cost $39,609)		$41,520

FIXED INCOME FUNDS - 7.8%
64	The Hartford Corporate Opportunities Fund, Class Y		$649
93	The Hartford Inflation Plus Fund, Class Y		1,143
175	The Hartford Total Return Bond Fund, Class Y		1,922
	Total fixed income funds
	(cost $3,644)		$3,714

	Total investments in affiliated investment companies
	(cost $43,253)		$45,234

EXCHANGE TRADED FUNDS - 4.1%
39	Powershares DB Commodity Index Tracking Fund ●		$1,086
20	Vanguard MSCI Emerging Markets ETF		835
	Total exchange traded funds
	(cost $1,951)		$1,921

	Total long-term investments
	(cost $45,204)		$47,155

	Total investments
	(cost $45,204) ▲	99.9%	$47,155
	Other assets and liabilities	0.1%	35
	Total net assets	100.0%	$47,190

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $45,283 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,421
Unrealized Depreciation	(549)
Net Unrealized Appreciation	$1,872

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2040 Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$45,234	$45,234	$–	$–
Exchange Traded Funds	1,921	1,921	–	–
Total	$47,155	$47,155	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

  The Hartford Target Retirement 2045 Fund

Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.0%
EQUITY FUNDS - 89.7%
145	The Hartford Alternative Strategies Fund, Class Y		$1,617
2	The Hartford Capital Appreciation Fund, Class Y		80
14	The Hartford Capital Appreciation II Fund, Class Y•		196
57	The Hartford Disciplined Equity Fund, Class Y		789
47	The Hartford Dividend and Growth Fund, Class Y		936
168	The Hartford Equity Income Fund, Class Y		2,319
29	The Hartford Fundamental Growth Fund, Class Y		333
–	The Hartford Global Growth Fund, Class Y•		5
98	The Hartford Global Research Fund, Class Y		879
43	The Hartford Growth Fund, Class Y•		787
7	The Hartford Growth Opportunities Fund, Class Y•		185
5	The Hartford International Opportunities Fund, Class Y		77
86	The Hartford International Small Company Fund, Class Y		1,032
53	The Hartford International Value Fund, Class Y		605
52	The Hartford MidCap Value Fund, Class Y		617
9	The Hartford Small Company Fund, Class Y		189
108	The Hartford Small/Mid Cap Equity Fund, Class Y		1,181
36	The Hartford SmallCap Growth Fund, Class Y•		1,251
171	The Hartford Value Fund, Class Y		1,988
28	The Hartford Value Opportunities Fund, Class Y		376
	Total equity funds
	(cost $14,564)		$15,442

FIXED INCOME FUNDS - 4.3%
30	The Hartford Inflation Plus Fund, Class Y		$369
33	The Hartford Total Return Bond Fund, Class Y		368
	Total fixed income funds
	(cost $728)		$737

	Total investments in affiliated investment companies
	(cost $15,292)		$16,179

EXCHANGE TRADED FUNDS - 5.8%
21	Powershares DB Commodity Index Tracking Fund •		$593
1	SPDR Dow Jones International Real Estate		37
1	SPDR Dow Jones REIT		41
8	Vanguard MSCI Emerging Markets ETF		333
	Total exchange traded funds
	(cost $983)		$1,004

	Total long-term investments
	(cost $16,275)		$17,183

	Total investments
	(cost $16,275) ▲	99.8%	$17,183
	Other assets and liabilities	0.2%	26
	Total net assets	100.0%	$17,209

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $16,324 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,045
Unrealized Depreciation	(186)
Net Unrealized Appreciation	$859

•	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2045 Fund

Schedule of Investments – (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$16,179	$16,179	$–	$–
Exchange Traded Funds	1,004	1,004	–	–
Total	$17,183	$17,183	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2050 Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 94.0%
EQUITY FUNDS - 91.6%
161	The Hartford Alternative Strategies Fund, Class Y		$1,789
9	The Hartford Capital Appreciation Fund, Class Y		321
21	The Hartford Capital Appreciation II Fund, Class Y●		293
145	The Hartford Disciplined Equity Fund, Class Y		1,995
23	The Hartford Dividend and Growth Fund, Class Y		464
196	The Hartford Equity Income Fund, Class Y		2,710
39	The Hartford Fundamental Growth Fund, Class Y		449
130	The Hartford Global Research Fund, Class Y		1,169
22	The Hartford Growth Fund, Class Y●		408
12	The Hartford Growth Opportunities Fund, Class Y●		322
4	The Hartford International Opportunities Fund, Class Y		50
64	The Hartford International Small Company Fund, Class Y		764
59	The Hartford International Value Fund, Class Y		667
3	The Hartford MidCap Fund, Class Y		62
64	The Hartford MidCap Value Fund, Class Y		765
10	The Hartford Small Company Fund, Class Y		205
105	The Hartford Small/Mid Cap Equity Fund, Class Y		1,149
35	The Hartford SmallCap Growth Fund, Class Y●		1,218
198	The Hartford Value Fund, Class Y		2,298
33	The Hartford Value Opportunities Fund, Class Y		444
	Total equity funds
	(cost $16,699)		$17,542

FIXED INCOME FUNDS - 2.4%
42	The Hartford Total Return Bond Fund, Class Y		$465
	Total fixed income funds
	(cost $458)		$465

	Total investments in affiliated investment companies
	(cost $17,157)		$18,007

EXCHANGE TRADED FUNDS - 5.9%
19	Powershares DB Commodity Index Tracking Fund ●		$541
2	SPDR Dow Jones International Real Estate		67
1	SPDR Dow Jones REIT		74
10	Vanguard MSCI Emerging Markets ETF		437
	Total exchange traded funds
	(cost $1,105)		$1,119

	Total long-term investments
	(cost $18,262)		$19,126

	Total investments
	(cost $18,262) ▲	99.9%	$19,126
	Other assets and liabilities	0.1%	26
	Total net assets	100.0%	$19,152

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $18,317 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,020
Unrealized Depreciation	(211)
Net Unrealized Appreciation	$809

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2050 Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$18,007	$18,007	$–	$–
Exchange Traded Funds	1,119	1,119	–	–
Total	$19,126	$19,126	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Total Return Bond Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.8%
	Finance and Insurance - 5.8%
	Ally Automotive Receivables Trust
$950	3.00%, 10/15/2015 ■	$969
2,420	3.38%, 09/15/2017 ■	2,508
2,440	3.61%, 08/15/2016 ■	2,539
	Banc of America Commercial Mortgage, Inc.
1,080	5.62%, 06/10/2049 Δ	1,184
	Bank of America Automotive Trust
3,400	3.03%, 10/15/2016 ■	3,456
	Bear Stearns Commercial Mortgage Securities, Inc.
12,044	15.00%, 11/11/2041 - 07/11/2042 ⌂►	75
	CFCRE Commercial Mortgage Trust
13,364	4.24%, 04/15/2044 ■►	852
	Chase Issuance Trust
2,660	5.12%, 10/15/2014	2,747
	Citibank Credit Card Issuance Trust
3,765	6.30%, 06/20/2014	3,846
	Citigroup Commercial Mortgage Trust
1,320	5.73%, 03/15/2049 Δ	1,136
	CNH Equipment Trust
1,250	2.97%, 05/15/2017	1,295
	Commercial Mortgage Pass-Through Certificates
950	4.31%, 12/10/2012 ■	950
585	4.76%, 12/10/2012 ■	586
11,675	5.30%, 07/10/2046 ■►	1,102
1,350	5.61%, 06/09/2028 ■	1,377
580	5.95%, 06/09/2028 ■	590
12,801	8.25%, 10/01/2020 ■►	541
	Countrywide Home Loans, Inc.
5,798	6.00%, 10/25/2037 ⌂	5,386
	Credit-Based Asset Servicing and Securitization
515	0.55%, 05/25/2036 ■Δ	424
	Crest Clarendon Street
1,663	1.05%, 12/28/2017 ■Δ	1,618
	CWCapital Cobalt Ltd.
2,785	5.53%, 04/15/2047	2,379
	DBUBS Mortgage Trust
2,135	4.54%, 05/12/2021 ■	2,188
11,758	4.89%, 01/01/2021 ■►	666
14,270	6.65%, 02/01/2021 ■►	220
	Ford Credit Automotive Owner Trust
1,500	2.54%, 02/15/2016	1,552
1,560	3.21%, 07/15/2017	1,583
710	5.53%, 05/15/2016 ■	758
	Ford Credit Floorplan Master Owner Trust
2,600	1.50%, 09/15/2015	2,626
	FREMF Mortgage Trust
1,870	4.16%, 09/25/2044 ■☼	1,739
2,465	4.49%, 01/25/2046 ■Δ	2,182
2,435	4.75%, 11/25/2046 ■Δ	2,174
	GE Business Loan Trust
1,449	1.29%, 05/15/2034 ■Δ	521
	GE Capital Credit Card Master Note Trust
1,490	3.69%, 07/15/2015	1,511
	GMAC Mortgage Servicer Advance Funding
5,110	3.72%, 03/15/2023 ■	5,097
	Goldman Sachs Mortgage Securities Corp. II
900	4.95%, 01/10/2045 ■☼	913
700	5.45%, 01/10/2045 ■☼	682
1,823	5.56%, 11/10/2039	2,044
	Harley-Davidson Motorcycle Trust
1,780	2.12%, 08/15/2017	1,796
	Hyundai Automotive Receivables Trust
2,850	2.27%, 02/15/2017	2,933
	JP Morgan Automotive Receivable Trust
385	12.85%, 03/15/2012 ⌂†	377
	JP Morgan Chase Commercial Mortgage Securities Corp.
54,242	0.09%, 08/12/2037 Δ	4
20,249	4.14%, 05/15/2021 ■►	1,555
21,586	4.84%, 02/15/2021 ■►	1,359
1,605	5.14%, 11/13/2016 ■Δ	1,679
635	5.34%, 05/15/2047	597
2,205	5.42%, 01/15/2049	2,437
1,285	5.44%, 06/12/2047 Δ	1,424
1,810	5.88%, 02/15/2051 Δ	2,028
5,768	6.00%, 09/15/2020 ■►	558
6,325	10.00%, 10/15/2020 ■►	237
64,116	15.00%, 05/12/2045 ►	494
	LB-UBS Commercial Mortgage Trust
16,147	12.00%, 09/15/2039 ⌂►	181
	Lehman Brothers Small Balance Commercial
406	5.52%, 09/25/2030 ■	336
182	5.62%, 09/25/2036 ■	172
	Merrill Lynch/Countrywide Commercial Mortgage Trust
1,821	5.38%, 08/12/2048	1,936
15,642	15.00%, 07/12/2046 ⌂►	261
	Morgan Stanley Capital I
44,446	4.39%, 09/15/2047 ■►	1,711
918	5.60%, 04/12/2049 Δ	947
	Morgan Stanley Dean Witter Capital I
2,620	0.00%, 08/25/2032 ⌂►†∞	–
	Morgan Stanley Re-REMIC Trust
3,030	6.46%, 07/17/2056 ■	2,545
	National Credit Union Administration
2,194	1.84%, 10/07/2020 Δ	2,218
	Nationstar Home Equity Loan Trust
48	0.00%, 03/25/2037 ⌂■●†	–
	Renaissance Home Equity Loan Trust
611	5.36%, 05/25/2035	286
2,945	5.58%, 11/25/2036 Δ	1,626
	Residential Funding Mortgage Securities, Inc.
3,838	6.00%, 07/25/2037 ⌂	3,155

1

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.8% - (continued)
	Finance and Insurance - 5.8% - (continued)
	Sovereign Commercial Mortgage Securities
$1,537	5.89%, 07/22/2030 ■Δ	$1,578
	Wachovia Bank Commercial Mortgage Trust
2,385	5.59%, 04/15/2047	2,066
	Wamu Commercial Mortgage Securities Trust
3,005	6.13%, 03/23/2045 ■ΔΨ	1,637
	Wells Fargo Alternative Loan Trust
2,585	6.25%, 11/25/2037 ⌂	2,040
	Wells Fargo Commercial Mortgage Trust
1,275	5.28%, 10/15/2020 ■	1,311
	WF-RBS Commercial Mortgage Trust
2,315	4.90%, 06/15/2044 ■	2,616
900	5.82%, 11/15/2044 ■Δ	919
15,523	6.02%, 11/15/2044 ■►	1,839
		108,874

	Total asset & commercial mortgage backed securities
	(cost $111,144)	$108,874

CORPORATE BONDS - 39.8%
	Accommodation and Food Services - 0.2%
	Marina District Finance Co., Inc.
$500	9.50%, 10/15/2015	$477
	MGM Mirage, Inc.
1,731	11.13%, 11/15/2017	1,969
	MGM Resorts International
916	11.38%, 03/01/2018	1,051
	Wynn Las Vegas LLC
425	7.75%, 08/15/2020	480
		3,977
	Administrative Waste Management and Remediation - 0.2%
	Brambles USA, Inc.
2,370	3.95%, 04/01/2015 ■	2,452
	Energy Solutions, Inc. LLC
509	10.75%, 08/15/2018	489
	Iron Mountain, Inc.
501	7.75%, 10/01/2019	548
	TransUnion LLC
365	11.38%, 06/15/2018	431
		3,920
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	American Seafood Group LLC
394	10.75%, 05/15/2016 ■	370

	Air Transportation - 0.0%
	United Air Lines, Inc.
490	9.88%, 08/01/2013 ■	512

	Apparel Manufacturing - 0.0%
	Quiksilver, Inc.
620	6.88%, 04/15/2015	597

	Arts, Entertainment and Recreation - 1.9%
	CCO Holdings LLC
114	7.38%, 06/01/2020	123
	Cenveo, Inc.
657	8.88%, 02/01/2018	585
	Cequel Communication LLC
438	8.63%, 11/15/2017 ■	466
	Chester Downs and Marina LLC
87	9.25%, 02/01/2020 ■☼	89
	Clubcorp Club Operations, Inc.
631	10.00%, 12/01/2018	629
	DirecTV Holdings LLC
1,820	5.00%, 03/01/2021	2,002
3,590	7.63%, 05/15/2016	3,783
	Downstream Development Authority
426	10.50%, 07/01/2019 ■	415
	FireKeepers Development Authority
185	13.88%, 05/01/2015 ■	208
	First Data Corp.
829	10.55%, 09/24/2015 Þ	821
	Globo Comunicacao e Participacoes S.A.
1,160	6.25%, 07/20/2015 §♠	1,235
	Knight Ridder, Inc.
2,276	6.88%, 03/15/2029	1,161
	McClatchy Co.
682	11.50%, 02/15/2017	696
	NAI Entertainment Holdings LLC
340	8.25%, 12/15/2017 ■	371
	NBC Universal Media LLC
1,580	3.65%, 04/30/2015	1,686
2,460	4.38%, 04/01/2021	2,671
2,075	5.15%, 04/30/2020	2,377
	News America, Inc.
3,430	4.50%, 02/15/2021	3,729
	Spanish Broadcasting System, Inc.
113	12.50%, 04/15/2017 ■☼	110
	Time Warner Entertainment Co., L.P.
3,190	8.38%, 07/15/2033	4,234
	Time Warner, Inc.
3,315	6.25%, 03/29/2041	4,011
	TL Acquisitions, Inc.
1,152	10.50%, 01/15/2015 ■	838
	UPC Germany GMBH
379	8.13%, 12/01/2017 ■	409
	Virgin Media Finance plc
445	9.50%, 08/15/2016	503
	XM Satellite Radio, Inc.
755	7.63%, 11/01/2018 ■	809
902	13.00%, 08/01/2013 ■	1,028
		34,989
	Beverage and Tobacco Product Manufacturing - 0.8%
	Altria Group, Inc.
1,658	10.20%, 02/06/2039	2,628

2

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 39.8% - (continued)
	Beverage and Tobacco Product Manufacturing - 0.8% - (continued)
	Anheuser-Busch InBev N.V.
$4,125	7.75%, 01/15/2019	$5,420
	Coca-Cola Co.
2,410	3.30%, 09/01/2021	2,604
	Pernod-Ricard S.A.
3,655	2.95%, 01/15/2017 ■	3,721
		14,373
	Chemical Manufacturing - 1.5%
	Dow Chemical Co.
7,420	8.55%, 05/15/2019	9,836
	Ecolab, Inc.
960	2.38%, 12/08/2014	995
5,380	3.00%, 12/08/2016	5,688
1,665	4.35%, 12/08/2021	1,835
1,115	5.50%, 12/08/2041	1,285
	Ferro Corp.
740	7.88%, 08/15/2018	757
	Hexion Specialty Chemicals
660	8.88%, 02/01/2018	658
	Incitec Pivot Finance LLC
3,880	6.00%, 12/10/2019 ■	4,255
	Ineos Group Holdings plc
236	8.50%, 02/15/2016 ■	212
	Yara International ASA
2,235	7.88%, 06/11/2019 ■	2,798
		28,319
	Computer and Electronic Product Manufacturing - 0.4%
	Advanced Micro Devices, Inc.
445	8.13%, 12/15/2017	481
	Hewlett-Packard Co.
3,225	2.35%, 03/15/2015	3,265
	Magnachip Semiconductor
365	10.50%, 04/15/2018	390
	Nextel Communications, Inc.
445	7.38%, 08/01/2015	430
	Seagate HDD Cayman
470	7.75%, 12/15/2018	520
	Sorenson Communications
863	10.50%, 02/01/2015 ■	643
	Stratus Technologies, Inc.
465	12.00%, 03/29/2015	409
	Viasystems, Inc.
485	12.00%, 01/15/2015 ■	519
		6,657
	Construction - 0.6%
	CRH America, Inc.
2,800	5.30%, 10/15/2013	2,917
	D.R. Horton, Inc.
515	6.50%, 04/15/2016	550
	Odebrecht Finance Ltd.
4,100	7.00%, 04/21/2020 §	4,438
	Pulte Homes, Inc.
335	7.88%, 06/15/2032	295
	Shea Homes L.P.
570	8.63%, 05/15/2019 ■	570
	Urbi Desarrollos Urbanos
600	9.50%, 01/21/2020 §	609
1,270	9.75%, 02/03/2022 ■☼	1,273
		10,652
	Educational Services - 0.0%
	Laureate Education, Inc.
350	10.00%, 08/15/2015 ■	360

	Electrical Equipment and Appliance Manufacturing - 0.3%
	General Electric Co.
4,620	5.00%, 02/01/2013	4,819

	Fabricated Metal Product Manufacturing - 0.0%
	BWAY Holding Co.
340	10.00%, 06/15/2018	371

	Finance and Insurance - 14.8%
	ABN Amro Bank N.V.
3,881	4.25%, 02/02/2017 ■	3,879
	Aetna, Inc.
2,440	4.13%, 06/01/2021	2,601
	Allied Irish Banks plc
4,200	2.30%, 03/15/2013 †Δ	3,864
	Ally Financial, Inc.
525	7.50%, 09/15/2020	563
500	8.30%, 02/12/2015	552
	American Express Centurion Bank
4,000	5.95%, 06/12/2017	4,578
	American Express Co.
2,547	5.50%, 04/16/2013	2,679
3,463	5.55%, 10/17/2012	3,567
	American International Group, Inc.
1,083	3.65%, 01/15/2014	1,080
	Asciano Finance Ltd.
1,271	3.13%, 09/23/2015 ■	1,237
1,601	5.00%, 04/07/2018 ■	1,652
	BAE Systems Holdings, Inc.
1,714	5.20%, 08/15/2015 ■	1,855
	Bank of America Capital II
855	8.00%, 12/15/2026	838
	Bank of America Corp.
5,655	5.65%, 05/01/2018	5,785
3,605	5.75%, 12/01/2017	3,712
8,425	6.50%, 08/01/2016	8,983
	BP Capital Markets plc
4,920	2.25%, 11/01/2016	5,035
	Capital One Financial Corp.
2,201	2.13%, 07/15/2014	2,204
1,577	3.15%, 07/15/2016	1,615
	CDP Financial, Inc.
4,620	3.00%, 11/25/2014 ■	4,817
	Cigna Corp.
4,268	2.75%, 11/15/2016	4,321
	CIT Group, Inc.
485	6.63%, 04/01/2018 ■	519
2,310	7.00%, 05/01/2017	2,313

3

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 39.8% - (continued)
	Finance and Insurance - 14.8% - (continued)
	Citigroup, Inc.
$3,885	2.13%, 04/30/2012	$3,904
4,490	4.45%, 01/10/2017	4,682
14,249	4.59%, 12/15/2015	14,963
3,508	6.38%, 08/12/2014	3,797
1,963	8.50%, 05/22/2019	2,398
	CNA Financial Corp.
1,934	5.75%, 08/15/2021	2,042
	CNL Lifestyle Properties
675	7.25%, 04/15/2019	627
	Corpoacion Andina De Fomento
4,295	3.75%, 01/15/2016	4,369
	Discover Financial Services, Inc.
2,600	10.25%, 07/15/2019	3,264
	Ford Motor Credit Co.
2,920	6.63%, 08/15/2017	3,267
660	12.00%, 05/15/2015	823
	General Electric Capital Corp.
4,508	4.38%, 09/16/2020	4,712
4,670	5.63%, 05/01/2018	5,354
	GMAC LLC
405	8.00%, 11/01/2031	430
	Goldman Sachs Group, Inc.
6,139	3.63%, 02/07/2016	6,115
1,021	6.00%, 06/15/2020	1,079
	Guardian Life Insurance Co.
2,643	7.38%, 09/30/2039 ■	3,406
	HCP, Inc.
2,229	3.75%, 02/01/2016	2,316
	Health Care REIT, Inc.
2,071	3.63%, 03/15/2016	2,109
	Hub International Holdings, Inc.
504	10.25%, 06/15/2015 ■	510
	Ineos Finance plc
740	9.00%, 05/15/2015 ■	764
	JP Morgan Chase & Co.
10,876	3.15%, 07/05/2016	11,042
5,125	4.35%, 08/15/2021	5,228
2,490	4.50%, 01/24/2022	2,566
5,480	4.75%, 03/01/2015	5,911
2,745	6.00%, 01/15/2018	3,112
	Liberty Mutual Group, Inc.
595	10.75%, 06/15/2058 ■	759
	Lloyds Banking Group plc
6,730	4.38%, 01/12/2015 ■	6,790
	Massachusetts Mutual Life Insurance Co.
1,172	8.88%, 06/01/2039 ■	1,726
	Merrill Lynch & Co., Inc.
5,295	6.05%, 05/16/2016	5,332
	MetLife Global Funding I
4,290	0.80%, 03/15/2012 ■Δ	4,289
1,400	5.13%, 06/10/2014 ■	1,521
	MetLife, Inc.
220	5.38%, 12/15/2012	229
	Morgan Stanley
6,555	3.80%, 04/29/2016	6,369
1,820	5.75%, 10/18/2016	1,891
8,545	6.25%, 08/28/2017	8,890
	Myriad International Holdings B.V.
1,800	6.38%, 07/28/2017 ■	1,962
	Nationwide Financial Services, Inc.
1,837	5.38%, 03/25/2021 ■	1,860
	Nationwide Mutual Insurance Co.
2,650	9.38%, 08/15/2039 ■	3,258
	New York Life Global Funding
5,325	3.00%, 05/04/2015 ■	5,621
	Offshore Group Investments Ltd.
407	11.50%, 08/01/2015	451
	Ohio National Financial Services, Inc.
2,899	6.38%, 04/30/2020 ■	3,312
	Penson Worldwide, Inc.
944	12.50%, 05/15/2017 ■	557
	PNC Bank NA
905	6.00%, 12/07/2017	1,018
1,163	6.88%, 04/01/2018	1,363
	Progressive Corp.
1,940	3.75%, 08/23/2021	2,084
	Provident Funding Associates L.P.
437	10.13%, 02/15/2019 ■	330
796	10.25%, 04/15/2017 ■	762
	Prudential Financial, Inc.
3,753	3.00%, 05/12/2016	3,841
	Rabobank Netherlands
1,919	11.00%, 06/30/2019 ■♠	2,375
	Santander Holdings USA
1,286	4.63%, 04/19/2016	1,256
	Santander U.S. Debt S.A.
4,300	3.72%, 01/20/2015 ■	4,094
	SLM Corp.
1,201	6.00%, 01/25/2017	1,208
2,855	6.25%, 01/25/2016	2,914
	Springleaf Finance Corp.
2,280	6.90%, 12/15/2017	1,767
	Standard Chartered plc
1,588	3.20%, 05/12/2016 ■	1,592
	State Street Bank & Trust Co.
1,655	5.25%, 10/15/2018	1,847
	State Street Corp.
3,255	4.96%, 03/15/2018	3,417
	Teachers Insurance & Annuity Association
2,658	6.85%, 12/16/2039 ■	3,500
	Tomkins, Inc. LLC
380	9.00%, 10/01/2018	421
	UBS AG Stamford CT
1,860	2.25%, 01/28/2014	1,849
	Union Bank NA
4,750	3.00%, 06/06/2016	4,855
	UPCB Finance III Ltd.
443	6.63%, 07/01/2020 ■	452
	VTB Capital S.A.
950	6.55%, 10/13/2020 ■	933

4

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 39.8% - (continued)
	Finance and Insurance - 14.8% - (continued)
	Wells Fargo Bank NA
$3,190	0.67%, 05/16/2016 Δ	$2,891
5,375	4.75%, 02/09/2015	5,741
	Xstrata Finance Canada Corp.
2,670	3.60%, 01/15/2017 ■	2,760
2,125	4.95%, 11/15/2021 ■	2,269
	ZFS Finance USA Trust I
939	6.50%, 05/09/2037 ■Δ	866
		278,261
	Food Manufacturing - 0.4%
	JBS USA LLC
445	7.25%, 06/01/2021 ■	422
96	8.25%, 02/01/2020 ■	97
	Post Holdings, Inc.
74	7.38%, 02/15/2022 ■☼	76
	Sigma Alimentos S.A.
2,250	5.63%, 04/14/2018 §	2,295
	Wrigley Jr., William Co.
4,155	3.70%, 06/30/2014 ■	4,282
		7,172
	Food Services - 0.1%
	Arcos Dorados S.A.
1,373	7.50%, 10/01/2019 ■	1,534
	Landry's Restaurants, Inc.
830	11.63%, 12/01/2015	890
		2,424
	Health Care and Social Assistance - 1.6%
	Amerigroup Corp.
422	7.50%, 11/15/2019	451
	Aristotle Holding, Inc.
3,715	3.50%, 11/15/2016 ■	3,820
	Aurora Diagnostic Holdings
453	10.75%, 01/15/2018	447
	Biomet, Inc.
475	10.38%, 10/15/2017 Þ	515
	CVS Caremark Corp.
3,760	8.35%, 07/10/2031 ■	4,687
	Examworks Group, Inc.
386	9.00%, 07/15/2019 ■	367
	Gilead Sciences, Inc.
935	2.40%, 12/01/2014	967
4,247	3.05%, 12/01/2016	4,451
3,019	4.40%, 12/01/2021	3,268
	HCA, Inc.
2,141	7.50%, 11/15/2095	1,643
470	8.50%, 04/15/2019	522
	Health Management Associates, Inc.
330	7.38%, 01/15/2020 ■	340
	LifePoint Hospitals, Inc.
450	6.63%, 10/01/2020	471
	Memorial Sloan-Kettering Cancer Center
1,985	5.00%, 07/01/2042	2,131
	Partners Healthcare Systems
1,180	3.44%, 07/01/2021	1,193
	Tenet Healthcare Corp.
419	6.25%, 11/01/2018 ■	439
	Teva Pharmaceutical Finance B.V.
2,205	3.65%, 11/10/2021	2,332
	Teva Pharmaceuticals Finance
2,205	2.40%, 11/10/2016	2,283
	Valeant Pharmaceuticals International
535	7.25%, 07/15/2022 ■	542
		30,869
	Information - 3.3%
	AT&T, Inc.
2,680	2.40%, 08/15/2016	2,780
5,887	5.35%, 09/01/2040	6,575
	Cellco Partnership - Verizon Wireless Capital
3,108	8.50%, 11/15/2018	4,333
	Charter Communications Holdings II LLC
393	13.50%, 11/30/2016	452
	Clearwire Corp.
827	12.00%, 12/01/2015 ■	780
	CSC Holdings LLC
320	6.75%, 11/15/2021 ■	344
	Deutsche Telekom International Finance B.V.
5,795	3.13%, 04/11/2016 ■	5,959
	DISH DBS Corp.
750	7.88%, 09/01/2019	864
	Eileme 2 AB
200	11.63%, 01/31/2020 ■	204
	Evertec, Inc.
465	11.00%, 10/01/2018	489
	Frontier Communications Corp.
443	7.88%, 01/15/2027	380
	GXS Worldwide, Inc.
455	9.75%, 06/15/2015	446
	iGate Corp.
484	9.00%, 05/01/2016	514
	Intelsat Bermuda Ltd.
525	11.50%, 02/04/2017 Þ	528
	Intelsat Jackson Holdings Ltd.
1,117	8.50%, 11/01/2019	1,209
	Kabel Baden Wurttemberg GMBH & Co.
615	7.50%, 03/15/2019 ■	657
	Level 3 Financing, Inc.
981	10.00%, 02/01/2018	1,047
	MTS International Funding Ltd.
810	8.63%, 06/22/2020 ■	915
	Paetec Holding Corp.
293	9.88%, 12/01/2018	327
	Qwest Corp.
2,060	7.20%, 11/10/2026	2,060
1,325	7.25%, 10/15/2035	1,325
	Rogers Cable, Inc.
1,240	8.75%, 05/01/2032	1,667
	Sprint Nextel Corp.
547	9.00%, 11/15/2018 ■	589
655	11.50%, 11/15/2021 ■	678
	TCI Communications, Inc.
685	8.75%, 08/01/2015	843
	Telecom Italia Capital
2,054	7.18%, 06/18/2019	2,080
1,035	7.72%, 06/04/2038	970

5

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 39.8% - (continued)
	Information - 3.3% - (continued)
	Telefonica Emisiones SAU
$4,825	3.99%, 02/16/2016	$4,822
2,255	4.95%, 01/15/2015	2,330
	Trilogy International Partners LLC
824	10.25%, 08/15/2016 ■	725
	Verizon Communications, Inc.
4,670	3.50%, 11/01/2021	4,884
2,215	4.75%, 11/01/2041	2,362
	Verizon Virginia, Inc.
6,870	4.63%, 03/15/2013	7,160
	Videotron Ltee
380	9.13%, 04/15/2018	422
	Windstream Corp.
670	7.50%, 04/01/2023	694
		62,414
	Machinery Manufacturing - 0.2%
	Baker Hughes, Inc.
1,960	3.20%, 08/15/2021 ■	2,041
	Case New Holland, Inc.
635	7.88%, 12/01/2017	732
	Joy Global, Inc.
620	5.13%, 10/15/2021	669
		3,442
	Mining - 1.4%
	Anglo American Capital plc
6,024	9.38%, 04/08/2014 - 04/08/2019 ■	6,984
	Arch Coal, Inc.
290	7.25%, 06/15/2021 ■	291
	Cliff's Natural Resources, Inc.
1,595	4.80%, 10/01/2020	1,638
2,690	5.90%, 03/15/2020	2,958
	FMG Resources Pty Ltd.
542	7.00%, 11/01/2015 ■	560
286	8.25%, 11/01/2019 ■	307
	Peabody Energy Corp.
575	6.00%, 11/15/2018 ■	592
	Rio Tinto Finance USA Ltd.
1,935	9.00%, 05/01/2019	2,693
	Southern Copper Corp.
1,825	6.75%, 04/16/2040	1,930
	Taseko Mines Ltd.
409	7.75%, 04/15/2019	376
	Teck Resources Ltd.
3,270	10.75%, 05/15/2019	3,997
	Vale Overseas Ltd.
2,755	6.25%, 01/23/2017	3,151
		25,477
	Miscellaneous Manufacturing - 0.9%
	BE Aerospace, Inc.
386	6.88%, 10/01/2020	423
	Meccanica Holdings USA, Inc.
4,398	6.25%, 07/15/2019 - 01/15/2040 ■	3,446
	Reynolds Group Issuer, Inc.
345	7.88%, 08/15/2019 ■	372
640	9.00%, 04/15/2019 ■	637
	Textron, Inc.
2,125	4.63%, 09/21/2016	2,207
	Tyco Electronics Group S.A.
2,220	4.88%, 01/15/2021	2,413
2,822	6.55%, 10/01/2017	3,341
	Tyco International Ltd.
3,336	8.50%, 01/15/2019	4,354
		17,193
	Motor Vehicle and Parts Manufacturing - 0.2%
	Chrysler Group
635	8.25%, 06/15/2021 ■	607
	Daimler Finance NA LLC
2,090	2.63%, 09/15/2016 ■	2,100
	Ford Motor Co.
590	7.50%, 08/01/2026	643
	TRW Automotive, Inc.
605	3.50%, 12/01/2015	897
		4,247
	Paper Manufacturing - 0.1%
	Mercer International, Inc.
534	9.50%, 12/01/2017	554
	Westvaco Corp.
559	8.20%, 01/15/2030	633
		1,187
	Petroleum and Coal Products Manufacturing - 4.0%
	AGL Capital Corp.
1,360	5.88%, 03/15/2041	1,664
	Alon Refinancing Krotz Springs, Inc.
193	13.50%, 10/15/2014	203
	Alpha Natural Resources, Inc.
490	6.00%, 06/01/2019	486
	Anadarko Petroleum Corp.
1,495	6.38%, 09/15/2017	1,768
	Bill Barrett Corp.
174	7.63%, 10/01/2019	177
265	9.88%, 07/15/2016	290
	Chaparral Energy, Inc.
505	9.88%, 10/01/2020	553
	Chesapeake Energy Corp.
403	6.88%, 08/15/2018	414
	Concho Resources, Inc.
415	7.00%, 01/15/2021	457
	Consumers Energy Co.
1,460	5.15%, 02/15/2017	1,682
2,240	6.70%, 09/15/2019	2,879
	Ecopetrol S.A.
1,255	7.63%, 07/23/2019	1,512
	Ensco plc
2,415	4.70%, 03/15/2021	2,588
	EV Energy Partners Finance
453	8.00%, 04/15/2019	468
	Gazprom International S.A.
1,900	4.95%, 05/23/2016 ■	1,945
	Headwaters, Inc.
420	7.63%, 04/01/2019	391

6

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 39.8% - (continued)
	Petroleum and Coal Products Manufacturing - 4.0% - (continued)
	Key Energy Services, Inc.
$592	6.75%, 03/01/2021	$607
	Marathon Petroleum Corp.
2,660	5.13%, 03/01/2021	2,827
3,995	6.50%, 03/01/2041	4,437
	Nabors Industries, Inc.
1,365	5.00%, 09/15/2020	1,436
2,712	9.25%, 01/15/2019	3,426
	Newfield Exploration Co.
340	5.75%, 01/30/2022	361
	Noble Energy, Inc.
3,154	4.15%, 12/15/2021	3,280
2,450	6.00%, 03/01/2041	2,819
	Pemex Project Funding Master Trust
2,575	6.63%, 06/15/2035	2,890
	Petrobras International Finance Co.
1,740	3.88%, 01/27/2016	1,782
4,955	5.75%, 01/20/2020	5,309
	Plains Exploration & Production Co.
217	6.75%, 02/01/2022	236
	Regency Energy Partners L.P.
595	9.38%, 06/01/2016	660
	Rosetta Resources, Inc.
435	9.50%, 04/15/2018	470
	Rowan Cos., Inc.
2,351	7.88%, 08/01/2019	2,801
	Sandridge Energy, Inc.
360	8.75%, 01/15/2020	382
	Schlumberger Ltd.
2,365	3.30%, 09/14/2021 ■	2,463
	Sempra Energy
2,096	6.50%, 06/01/2016	2,479
3,413	9.80%, 02/15/2019	4,653
	Talisman Energy, Inc.
1,230	7.75%, 06/01/2019	1,540
	Targa Resources Partners
136	6.38%, 08/01/2022 ■	138
	Transocean, Inc.
4,790	1.50%, 12/15/2037 ۞	4,706
1,820	6.38%, 12/15/2021	2,064
	Valero Energy Corp.
4,106	9.38%, 03/15/2019	5,240
	Venoco, Inc.
435	8.88%, 02/15/2019	374
	Western Refining, Inc.
378	11.25%, 06/15/2017 ■	427
	WPX Energy, Inc.
570	6.00%, 01/15/2022 ■	568
		75,852
	Pipeline Transportation - 0.5%
	Chesapeake Midstream Partners
527	5.88%, 04/15/2021 ■	531
230	6.13%, 07/15/2022 ■	234
	DCP Midstream LLC
1,025	4.75%, 09/30/2021 ■	1,081
1,375	5.35%, 03/15/2020 ■	1,497
	Dynegy Holdings, Inc.
1,725	0.00%, 06/01/2019 Ω	1,057
	Eagle Rock Energy Partners L.P.
521	8.38%, 06/01/2019 ■	531
	El Paso Corp.
661	7.80%, 08/01/2031	775
	Energy Transfer Equity L.P.
448	7.50%, 10/15/2020	495
	TransCanada Pipelines Ltd.
1,769	7.25%, 08/15/2038	2,463
		8,664
	Plastics and Rubber Products Manufacturing - 0.1%
	Plastipak Holdings, Inc.
415	10.63%, 08/15/2019 ■	469
	Sealed Air Corp.
93	8.13%, 09/15/2019 ■	103
150	8.38%, 09/15/2021 ■	169
	Titan International, Inc.
324	7.88%, 10/01/2017	342
		1,083
	Primary Metal Manufacturing - 1.0%
	Alcoa, Inc.
5,120	6.15%, 08/15/2020	5,590
	Aleris International, Inc.
437	7.63%, 02/15/2018	443
	ArcelorMittal
2,380	9.00%, 02/15/2015	2,724
7,905	9.85%, 06/01/2019	9,320
	Novelis, Inc.
400	8.38%, 12/15/2017	439
		18,516
	Printing and Related Support Activities - 0.1%
	Harland Clarke Holdings Corp.
790	9.50%, 05/15/2015	632
	Sheridan (The) Group, Inc.
657	12.50%, 04/15/2014	545
		1,177
	Professional, Scientific and Technical Services - 0.4%
	Affinion Group, Inc.
2,580	11.50%, 10/15/2015	2,290
1,534	11.63%, 11/15/2015	1,296
	Global Geophysical Services, Inc.
403	10.50%, 05/01/2017	377
	IBM Corp.
3,370	1.95%, 07/22/2016	3,485
		7,448
	Rail Transportation - 0.4%
	Canadian Pacific Railway Co.
2,465	4.50%, 01/15/2022	2,544
	Norfolk Southern Corp.
4,225	5.75%, 04/01/2018	5,025
	RailAmerica, Inc.
402	9.25%, 07/01/2017	447
		8,016
	Real Estate, Rental and Leasing - 0.3%
	Ashtead Capital, Inc.
328	9.00%, 08/15/2016 ■	343
	Avis Budget Car Rental LLC
670	9.63%, 03/15/2018	732
	ERAC USA Finance Co.
2,605	6.38%, 10/15/2017 ■	3,024

7

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 39.8% - (continued)
	Real Estate, Rental and Leasing - 0.3% - (continued)
	International Lease Finance Corp.
$674	8.88%, 09/01/2017	$743
	Realogy Corp.
248	7.63%, 01/15/2020 ■☼	248
	United Rentals North America, Inc.
510	8.38%, 09/15/2020	519
		5,609
	Retail Trade - 1.3%
	Ahold Lease USA, Inc.
4,693	8.62%, 01/02/2025	5,784
	Amerigas Partners L.P.
640	6.25%, 08/20/2019	637
	Automotores Gildemeister
1,900	8.25%, 05/24/2021 ■	1,948
	Building Materials Corp.
496	7.50%, 03/15/2020 ■	538
	Energy Transfer Partners
3,425	4.65%, 06/01/2021	3,497
2,590	6.50%, 02/01/2042	2,794
	Gap, Inc.
3,330	5.95%, 04/12/2021	3,195
	Harley-Davidson Financial Services, Inc.
2,070	3.88%, 03/15/2016 ■	2,171
	Hillman Group, Inc.
923	10.88%, 06/01/2018	948
	Jaguar Land Rover plc
636	8.13%, 05/15/2021 ■	623
	Liz Claiborne, Inc.
585	10.50%, 04/15/2019 ■	636
	Masonite International Co.
402	8.25%, 04/15/2021 ■	411
	Sears Holdings Corp.
398	6.63%, 10/15/2018	323
	Supervalu, Inc.
563	8.00%, 05/01/2016	586
	Toys R Us, Inc.
420	7.38%, 09/01/2016 ■	426
		24,517
	Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
	Yankee Candle Co.
702	10.25%, 02/15/2016	669

	Textile Product Mills - 0.0%
	Interface, Inc.
447	7.63%, 12/01/2018	482

	Transit and Ground Passenger Transportation - 0.0%
	Emergency Medical Services Corp.
528	8.13%, 06/01/2019	539

	Utilities - 2.3%
	AES Corp.
375	9.75%, 04/15/2016	441
	AES El Salvador Trust
800	6.75%, 02/01/2016 §	784
	Calpine Corp.
981	7.88%, 01/15/2023 ■	1,052
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015	3,163
	Comision Federal de Electricdad
1,600	4.88%, 05/26/2021 ■	1,636
	Commonwealth Edison Co.
3,516	5.80%, 03/15/2018	4,168
	Dominion Resources, Inc.
1,280	1.95%, 08/15/2016	1,302
1,185	4.90%, 08/01/2041	1,312
	E.CL S.A.
900	5.63%, 01/15/2021 ■	980
	Edison Mission Energy
1,486	7.00%, 05/15/2017	862
	Empresas Public Medellin
1,625	7.63%, 07/29/2019 §	1,930
	Energy Future Intermediate Holding Co. LLC
634	10.00%, 12/01/2020	683
	LG & E & KU Energy LLC
2,995	2.13%, 11/15/2015	2,982
	MidAmerican Energy Holdings Co.
3,935	8.48%, 09/15/2028	5,748
	Northeast Utilities
1,450	5.65%, 06/01/2013	1,529
	NRG Energy, Inc.
765	8.50%, 06/15/2019	769
	Pacific Gas & Electric Energy Recovery Funding LLC
2,453	8.25%, 10/15/2018	3,262
	Progress Energy, Inc.
3,505	4.40%, 01/15/2021	3,886
	PSEG Power
1,287	5.00%, 04/01/2014	1,380
	Taqa Abu Dhabi National Energy
1,800	5.88%, 12/13/2021 ■	1,863
	Virginia Electric & Power Co.
2,627	5.10%, 11/30/2012	2,723
		42,455
	Water Transportation - 0.0%
	Seven Seas Cruises
401	9.13%, 05/15/2019 ■	410
	Ship Finance International Ltd.
545	8.50%, 12/15/2013	522
		932
	Wholesale Trade - 0.5%
	International Paper Co.
1,450	4.75%, 02/15/2022	1,567
	SABMiller Holdings, Inc.
3,425	2.45%, 01/15/2017 ■	3,499
3,385	3.75%, 01/15/2022 ■	3,524
	SABMiller plc
985	4.95%, 01/15/2042 ■	1,047
	Spectrum Brands, Inc.
286	12.00%, 08/28/2019 Þ	313

8

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 39.8% - (continued)
	Wholesale Trade - 0.5% - (continued)
	U.S. Foodservice, Inc.
$425	8.50%, 06/30/2019 ■	$422
		10,372
	Total corporate bonds
	(cost $706,384)	$748,933

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
	Brazil - 0.1%
	Banco Nacional De Desenvolvimento
$2,100	5.50%, 07/12/2020 ■	$2,310

	El Salvador - 0.0%
	El Salvador (Republic of)
960	7.65%, 06/15/2035 §	991

	Norway - 0.5%
	Norway (Kingdom of)
NOK 46,475	3.75%, 05/25/2021	8,810

	Qatar - 0.2%
	Qatar (State of)
1,600	3.13%, 01/20/2017 ■	1,624
1,400	4.50%, 01/20/2022 ■	1,442
		3,066
	Romania - 0.1%
	Romania
1,302	6.75%, 02/07/2022 ■☼	1,290

	Total foreign government obligations
	(cost $16,576)	$16,467

MUNICIPAL BONDS - 1.2%
	Higher Education (Univ., Dorms, etc.) - 0.3%
	Curators University, MO, System Fac Rev
$950	5.79%, 11/01/2041	$1,244
	New York State Dormitory Auth Rev Non State
3,840	5.00%, 10/01/2041	4,405
		5,649
	Miscellaneous - 0.2%
	Colorado Bridge Enterprise Rev Build America Bond
1,675	6.08%, 12/01/2040	2,121
	Oregon School Boards Association, Taxable Pension
1,250	4.76%, 06/30/2028	1,395
		3,516
	Tax Allocation - 0.1%
	Regional Transportation Dist
2,180	5.84%, 11/01/2050	2,841

	Transportation - 0.1%
	Alameda CA Corridor Transportaion Auth
4,560	9.20%, 10/01/2028 ○	1,159

	Utilities - Electric - 0.3%
	Georgia Municipal Elec Auth
4,510	6.64%, 04/01/2057	5,282

	Utilities - Water and Sewer - 0.2%
	San Francisco City & County Public Utilities Commission
3,515	6.00%, 11/01/2040	4,241

	Total municipal bonds
	(cost $19,036)	$22,688

SENIOR FLOATING RATE INTERESTS ♦ - 0.7%
	Air Transportation - 0.0%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$762	4.27%, 11/29/2013 ±⌂	$720

	Finance and Insurance - 0.3%
	Asurion Corp., Second Lien Term Loan
501	9.00%, 05/24/2019 ±	500
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Committment
92	8.75%, 12/17/2017 ±	89
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Committment
218	8.75%, 12/17/2017 ±	211
	Chrysler Group LLC
3,337	6.00%, 05/24/2017 ±	3,264
	Nuveen Investments, Inc., Second Lien Term Loan
1,110	12.50%, 07/31/2015 ±	1,153
		5,217
	Information - 0.1%
	WideOpenWest Finance LLC, Second Lien Term Loan
1,789	6.53%, 06/29/2015 ±Þ	1,620

	Motor Vehicle and Parts Manufacturing - 0.2%
	General Motors Co.
3,580	0.38%, 10/27/2015 ◊☼	3,164

	Retail Trade - 0.1%
	Easton-Bell Sports, Inc.
2,089	11.50%, 12/31/2015 ±⌂Þ	2,026

	Total senior floating rate interests
	(cost $13,410)	$12,747

U.S. GOVERNMENT AGENCIES - 35.2%
	Federal Home Loan Mortgage Corporation - 3.7%
$12,800	4.00%, 08/01/2025	$13,701
14,156	4.99%, 08/25/2018 ►	1,486
32,957	5.00%, 10/25/2020 ►	725
9,968	5.50%, 08/25/2020 ►	868
36,752	5.50%, 02/01/2037 - 08/01/2038	39,921
15,164	5.56%, 07/25/2021 ►	1,705
10,151	6.00%, 01/01/2023 - 06/01/2038	11,159
		69,565
	Federal National Mortgage Association - 14.9%
80,518	3.50%, 11/01/2026 - 02/15/2041 ☼	83,848
34,923	4.00%, 06/01/2025 - 10/01/2041	37,317
11,683	4.50%, 08/01/2024 - 08/01/2040	12,506
75,026	5.00%, 04/01/2018 - 04/25/2038	81,059

9

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 35.2% - (continued)
	Federal National Mortgage Association - 14.9% - (continued)
$42,773	5.50%, 01/01/2017 - 05/01/2038	$46,718
16,515	6.00%, 03/01/2013 - 10/01/2038	18,252
434	7.00%, 10/01/2037	495
117	7.50%, 12/01/2029 - 09/01/2031	140
		280,335
	Government National Mortgage Association - 16.6%
73,981	4.00%, 08/20/2040 - 12/20/2040	79,874
163,064	4.50%, 05/15/2040 - 10/20/2040	178,319
44,730	5.00%, 08/15/2039 - 06/20/2040	49,553
4,183	5.50%, 05/15/2033 - 04/15/2038	4,686
1,281	6.50%, 09/15/2028 - 07/15/2032	1,497
		313,929
	Total U.S. government agencies
	(cost $640,981)	$663,829

U.S. GOVERNMENT SECURITIES - 12.1%
	U.S. Treasury Securities - 12.1%
	U.S. Treasury Bonds - 4.3%
$4,177	3.13%, 11/15/2041 ╦	$4,330
544	3.75%, 08/15/2041	634
11,477	4.38%, 05/15/2041	14,832
31,357	4.75%, 02/15/2041 ‡	42,905
12,982	5.38%, 02/15/2031 ‡	18,479
		81,180
	U.S. Treasury Notes - 7.8%
77,340	0.13%, 04/15/2016 ◄	84,110
19,796	0.25%, 10/31/2013	19,809
41,259	0.38%, 10/31/2012 ╦‡ØΘ	41,337
585	0.88%, 11/30/2016	591
		145,847
		227,027
	Total U.S. government securities
	(cost $217,618)	$227,027

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.3%
	Foreign Exchange Contracts - 0.3%
	USD Call//CHF Put
56,500	Expiration: 02/14/2012	$3
47,900	Expiration: 08/09/2012	5,343
	USD Call/JPY Put
4,100	Expiration: 10/18/2012 Ð	160
		5,506
	Total call options purchased
	(cost $2,077)	$5,506

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.1%
	Foreign Exchange Contracts - 0.1%
	EUR Put/USD Call
34,663	Expiration: 04/18/2012	$1,847

	Interest Rate Contracts - 0.0%
	90 Day EURO
–	Expiration: 03/19/2012, Exercise Rate: 0.99%	7
	U.S. Treasury CME Ultra Bond
–	Expiration: 03/23/2012, Exercise Rate: 1.55%	437
		444
	Total put options purchased
	(cost $2,539)	$2,291

Shares or Principal Amount ╬		Market Value ╪
PREFERRED STOCKS - 0.0%
	Automobiles & Components - 0.0%
24	General Motors Co., 4.75% ۞	$979

	Banks - 0.0%
85	Federal Home Loan Mortgage Corp.	121
–	US Bancorp	349
		470
	Total preferred stocks
	(cost $3,578)	$1,449

	Total long-term investments
	(cost $1,733,343)	$1,809,811

SHORT-TERM INVESTMENTS - 5.3%
	Commercial Paper - 2.4%
	Beverage and Tobacco Product Manufacturing - 0.6%
	Coca Cola Co.
$3,000	0.05%, 2/16/2012 ○	$3,000
3,000	0.08%, 2/24/2012 ○	3,000
	Pepsico, Inc.
6,000	0.05%, 2/10/2012 ○	6,000
		12,000
	Computer and Electrical Products Manufacturing - 0.6%
	Danaher Corp.
6,000	0.09%, 2/21/2012 ○	5,999
	Siemens Capital Corp.
5,550	0.11%, 2/13/2012 ■○	5,550
		11,549
	Electrical Equipment - 0.3%
	Emerson Electric Co.
4,875	0.07%, 2/13/2012 ■○	4,874

	Food Manufacturing - 0.3%
	Archer Daniels Midland Co.
6,000	0.07%, 2/7/2012 ■○	6,000

	Health Care and Social Assistance - 0.3%
	Roche Holdings, Inc.
6,000	0.06%, 2/13/2012 ○	5,999

10

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 5.3% - (continued)
Commercial Paper - 2.4% - (continued)
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Procter & Gamble Co.
$5,250	0.05%, 2/6/2012 ■○		$5,250

			45,672
Investment Pools and Funds - 0.0%
92	JP Morgan U.S. Government Money Market Fund		92

Repurchase Agreements - 2.2%
Deutsche Bank Securities TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $10,512,
collateralized by U.S. Treasury Bond
4.75%, 2037, U.S. Treasury Note 2.63%,
	2020, value of $10,722)
10,512	0.20%, 1/31/2012		10,512
RBC Capital Markets Corp. TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $16,649,
collateralized by U.S. Treasury Bill
0.01% - 0.05%, 2012, U.S. Treasury
Bond 4.38%, 2041, U.S. Treasury Note
0.25% - 1.38%, 2014 - 2018, value of
	$16,982)
16,649	0.13%, 1/31/2012		16,649
RBS Greenwich Capital Markets TriParty
Joint Repurchase Agreement (maturing
on 02/01/2012 in the amount of $12,901,
collateralized by U.S. Treasury Bond
4.50%, 2038, U.S. Treasury Note 0.38%,
	2013, value of $13,159)
12,901	0.18%, 1/31/2012		12,901
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $1,194, collateralized by U.S. Treasury Note 4.25%, 2013, value of $1,218)
1,194	0.20%, 1/31/2012		1,194
			41,256
U.S. Treasury Bills - 0.7%
12,145	0.01%, 2/2/2012 □○		12,145

	Total short-term investments
	(cost $99,167)		$99,165

	Total investments
	(cost $1,832,510) ▲	101.4%	$1,908,976
	Other assets and liabilities	(1.4)%	(25,953)
	Total net assets	100.0%	$1,883,023
11

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 11.0% of total net assets at January 31, 2012.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $1,837,606 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$91,326
Unrealized Depreciation	(19,956)
Net Unrealized Appreciation	$71,370

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2012, the aggregate value of these securities was $4,241, which represents 0.2% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.
Ω	Debt security in default due to bankruptcy.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.
○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.
►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2012.
◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2012.
◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2012.
♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $256,050, which represents 13.6% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $12,282, which represents 0.7% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value and percentage of net assets of these securities rounds to zero.

۞	Convertible security.
♠	Perpetual maturity security. Maturity date shown is the first call date.

12

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

NOK ─ Norwegian Krone
☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $79,321 at January 31, 2012.
‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, securities valued at $13,034, held on behalf of the Fund at the custody bank, were received from broker as collateral in connection with swap contracts.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at January 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	698	Long	03/30/2012	$154,083	$153,917	$166
5 Year U.S. Treasury Note	388	Short	03/30/2012	48,130	47,835	(295)
10 Year U.S. Treasury Note	27	Long	03/21/2012	3,571	3,568	3
30 Year U.S. Treasury Bond	171	Long	03/21/2012	24,870	24,722	148
						$22

*      The number of contracts does not omit 000's.

Θ	At January 31, 2012, this security, or a portion of this security, is designated to cover written call options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
EUR Call/USD Put (Morgan Stanley)	Foreign Exchange	1.50 USD	04/18/2012	34,663,179	$9	$658	$649
USD Call/CHF Put (Credit Suisse)	Foreign Exchange	0.82 USD	08/09/2012	47,900,000	5,342	4,317	(1,025)
					$5,351	$4,975	$(376)

 *      The number of contracts does not omit 000's.

Ø	This security, or a portion of this security, collateralized the written put options in the table below:

Description (Counterparty) †	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
90 Day EURO	Interest Rate	.99%	03/19/2012	376	$2	$88	$86
EUR Put/USD Call (Morgan Stanley)	Foreign Exchange	1.17 USD	04/18/2012	34,663,179	75	333	258
U.S. Treasury CME Ultra Bond	Interest Rate	1.50%	03/23/2012	235	202	470	268
					$279	$891	$612

†	Counterparty shown for instruments with direct counterparty exposure.
*	The number of contracts does not omit 000's.

13

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2004 - 12/2004	$12,044	Bear Stearns Commercial Mortgage Securities, Inc., 15.00%, 11/11/2041 - 07/11/2042	$32
08/2007	$5,798	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	5,693
11/2010 - 11/2011	$2,089	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	2,070
03/2007	$385	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	385
09/2006	$16,147	LB-UBS Commercial Mortgage Trust, 12.00%, 09/15/2039	164
01/2011	$762	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.27%, 11/29/2013	703
09/2006	$15,642	Merrill Lynch/Countrywide Commercial Mortgage Trust, 15.00%, 07/12/2046	234
04/2005 - 08/2006	$2,620	Morgan Stanley Dean Witter Capital I, 0.00%, 08/25/2032 - Reg D	83
04/2007	$48	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	48
06/2009	$3,838	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	2,827
03/2008	$2,585	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	2,100

At January 31, 2012, the aggregate value of these securities was $14,221, which represents 0.8% of total net assets.

Ð	This security has limitations. If the U.S. Dollar to Japanese Yen exchange rate is less than or equal to 90.00 on expiration date, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

Þ	This security may pay interest in additional principal instead of cash.

 Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Citigroup Global Markets	Buy	$19,178	$18,813	02/17/2012	$365
Australian Dollar	Morgan Stanley	Sell	19,178	18,752	02/17/2012	(426)
Euro	Wells Fargo	Buy	17,527	17,272	02/03/2012	255
Euro	Wells Fargo	Sell	17,528	17,187	02/03/2012	(341)
Norwegian Krone	Wells Fargo	Sell	9,031	8,794	02/10/2012	(237)
						$(384)

Credit Default Swap Contracts Outstanding at January 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Banco Santander S.A.	Barclay Investment, Inc.	$4,300	Buy	(1.00)% / 2.27%	03/20/15	$217	$162	$(55)
Bank of America Corp.	Barclay Investment, Inc.	8,425	Buy	(1.00)% / 2.77%	09/20/16	923	623	(300)
Bank of America Corp.	Credit Suisse	3,190	Buy	(1.00)% / 2.77%	09/20/16	328	236	(92)
Capital One Financial Corp.	Barclay Investment, Inc.	4,600	Buy	(1.00)% / 1.24%	12/20/16	190	52	(138)
CDX North American High Yield Index	Barclay Investment, Inc.	17,346	Buy	(5.00)%	12/20/16	1,350	466	(884)
CDX North American Investment Grade Index	Morgan Stanley	38,705	Buy	(1.00)%	12/20/16	637	15	(622)
Citigroup, Inc.	Credit Suisse	2,280	Buy	(1.00)% / 2.22%	09/20/16	135	119	(16)

14

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2012 - (continued)

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Enterprise Products Operating LLC	Credit Suisse	$4,600	Sell	1.00% / 1.57%	12/20/16	$(153)	$(122)	$31
General Electric Capital Corp.	Barclay Investment, Inc.	9,200	Sell	1.00% / 1.87%	12/20/16	(947)	(366)	581
iTraxx Europe	Morgan Stanley	18,313	Buy	(1.00)%	12/20/16	730	359	(371)
iTraxx Europe Tranche	Morgan Stanley	35,317	Buy	(1.00)%	06/20/16	324	583	259
JP Morgan Chase & Co.	Barclay Investment, Inc.	9,515	Buy	(1.00)% / 1.21%	09/20/16	188	89	(99)
JP Morgan Chase & Co.	Credit Suisse	5,480	Buy	(1.00)% / 0.97%	03/20/15	15	(6)	(21)
Morgan Stanley	JP Morgan Securities	2,850	Buy	(1.00)% / 2.96%	09/20/16	264	231	(33)
Pacific Gas & Electric Co.	Credit Suisse	2,200	Sell	1.00% / 1.22%	09/20/16	(18)	(22)	(4)
						$4,183	$2,419	$(1,764)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment performance risk.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of January 31, 2012
Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.2
Aa / AA	3.7
A	11.4
Baa / BBB	21.7
Ba / BB	3.2
B	2.7
Caa / CCC or Lower	2.2
Unrated	0.3
U.S. Government Agencies and Securities	48.0
Non Debt Securities and Other Short-Term Instruments	5.0
Other Assets & Liabilities	(1.4)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

15

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$108,874	$–	$95,609	$13,265
Call Options Purchased	5,506	–	5,506	–
Corporate Bonds	748,933	–	739,175	9,758
Foreign Government Obligations	16,467	–	15,177	1,290
Municipal Bonds	22,688	–	22,688	–
Preferred Stocks	1,449	1,100	349	–
Put Options Purchased	2,291	444	1,847	–
Senior Floating Rate Interests	12,747	–	12,747	–
U.S. Government Agencies	663,829	–	663,829	–
U.S. Government Securities	227,027	88,440	138,587	–
Short-Term Investments	99,165	92	99,073	–
Total	$1,908,976	$90,076	$1,794,587	$24,313
Credit Default Swaps *	871	–	871	–
Foreign Currency Contracts *	620	–	620	–
Futures *	317	317	–	–
Written Options *	1,261	354	907	–
Total	$3,069	$671	$2,398	$–
Liabilities:
Credit Default Swaps *	2,635	–	2,635	–
Foreign Currency Contracts *	1,004	–	1,004	–
Futures *	295	295	–	–
Written Options *	1,025	–	1,025	–
Total	$4,959	$295	$4,664	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$10,304		$2	$387	†	$52	$4,862	$(299)	$—	$(2,043)	$13,265
Corporate Bonds and Foreign Government Obligations	5,473		—	319	‡	(8)	5,264	—	—	—	11,048
U.S. Government Agencies	1,711		—	—		—	—	—	—	(1,711)	—
Total	$17,488		$2	$706		$44	$10,126	$(299)	$—	$(3,754)	$24,313

Liabilities:
Swaps	$—	$	— §	$—		$—	$—	$—	$—	$—	$—
Total	$—		$—	$—		$—	$—	$—	$—	$—	$—

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $387.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $319.
§	The realized gain (loss) earned for swaps during the period ended January 31, 2012 was $1,055.

16

  The Hartford Value Fund

Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9%
	Automobiles & Components - 0.8%
90	General Motors Co. •	$2,155
196	Goodyear Tire & Rubber Co. •	2,549
		4,704
	Banks - 6.5%
274	BB&T Corp.	7,442
191	PNC Financial Services Group, Inc.	11,264
650	Wells Fargo & Co.	18,990
		37,696
	Capital Goods - 10.3%
57	3M Co.	4,980
71	Boeing Co.	5,244
702	General Electric Co.	13,132
127	Illinois Tool Works, Inc.	6,719
186	Ingersoll-Rand plc	6,490
112	PACCAR, Inc.	4,934
111	Stanley Black & Decker, Inc.	7,816
193	Tyco International Ltd.	9,834
		59,149
	Consumer Durables & Apparel - 1.1%
198	Mattel, Inc.	6,135

	Diversified Financials - 7.9%
87	Ameriprise Financial, Inc.	4,680
546	Bank of America Corp.	3,896
44	BlackRock, Inc.	8,095
131	Credit Suisse Group ADR	3,413
67	Goldman Sachs Group, Inc.	7,479
487	JP Morgan Chase & Co.	18,152
		45,715
	Energy - 12.4%
49	Apache Corp.	4,841
110	Baker Hughes, Inc.	5,388
173	Chevron Corp.	17,876
37	EOG Resources, Inc.	3,920
100	Exxon Mobil Corp.	8,355
152	Marathon Oil Corp.	4,775
129	Noble Corp.	4,502
125	Occidental Petroleum Corp.	12,498
80	Royal Dutch Shell plc ADR	5,858
106	Southwestern Energy Co. •	3,294
		71,307
	Food & Staples Retailing - 1.8%
200	CVS Caremark Corp.	8,355
76	Sysco Corp.	2,281
		10,636
	Food, Beverage & Tobacco - 6.4%
101	Anheuser-Busch InBev N.V.	6,130
153	Archer Daniels Midland Co.	4,383
138	General Mills, Inc.	5,489
178	Kraft Foods, Inc.	6,821
94	PepsiCo, Inc.	6,175
108	Philip Morris International, Inc.	8,071
		37,069
	Health Care Equipment & Services - 5.7%
97	Baxter International, Inc.	5,354
142	Covidien plc	7,311
139	HCA Holdings, Inc. •	3,403
111	St. Jude Medical, Inc.	4,642
167	UnitedHealth Group, Inc.	8,638
59	Zimmer Holdings, Inc. •	3,601
		32,949
	Insurance - 7.6%
176	ACE Ltd.	12,241
114	Chubb Corp.	7,667
305	Marsh & McLennan Cos., Inc.	9,623
156	Principal Financial Group, Inc.	4,251
82	Swiss Re Ltd.	4,441
234	Unum Group	5,349
		43,572
	Materials - 6.2%
24	CF Industries Holdings, Inc.	4,294
249	Dow Chemical Co.	8,337
112	E.I. DuPont de Nemours & Co.	5,684
95	Mosaic Co.	5,310
71	Nucor Corp.	3,169
123	Rexam plc ADR	3,637
324	Steel Dynamics, Inc.	5,160
		35,591
	Media - 3.6%
107	CBS Corp. Class B	3,050
462	Comcast Corp. Class A	12,284
203	Thomson Reuters Corp.	5,583
		20,917
	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
116	Amgen, Inc.	7,856
109	Johnson & Johnson	7,188
338	Merck & Co., Inc.	12,925
704	Pfizer, Inc.	15,072
144	Teva Pharmaceutical Industries Ltd. ADR	6,505
		49,546
	Retailing - 4.4%
158	Home Depot, Inc.	7,007
138	Kohl's Corp.	6,369
141	Lowe's Co., Inc.	3,795
107	Nordstrom, Inc.	5,284
194	Staples, Inc.	2,843
		25,298
	Semiconductors & Semiconductor Equipment - 5.4%
161	Analog Devices, Inc.	6,299
502	Intel Corp.	13,272
177	Maxim Integrated Products, Inc.	4,743
196	Xilinx, Inc.	7,035
		31,349
	Software & Services - 1.5%
302	Microsoft Corp.	8,920

	Technology Hardware & Equipment - 2.6%
565	Cisco Systems, Inc.	11,093
135	Hewlett-Packard Co.	3,784
		14,877
	Telecommunication Services - 2.5%
488	AT&T, Inc.	14,347

	Utilities - 3.6%
124	Edison International	5,078
75	Entergy Corp.	5,223
56	NextEra Energy, Inc.	3,364
148	Northeast Utilities	5,151

1

  The Hartford Value Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Utilities - 3.6% - (continued)
70	PPL Corp.		$1,945
			20,761
	Total common stocks
	(cost $499,732)		$570,538

	Total long-term investments
	(cost $499,732)		$570,538
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $2,305,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041, GNMA
3.00% - 6.00%, 2027 - 2044, value of
	$2,351)
$2,305	0.22%, 1/31/2012		$2,305
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $230, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $235)
230	0.22%, 1/31/2012		230
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $2,554, collateralized by GNMA 4.00%, 2040 - 2041, value of $2,605)
2,554	0.24%, 1/31/2012		2,554
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $1,462, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 - 2014,
	value of $1,492)
1,462	0.22%, 1/31/2012		1,462
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $17, collateralized by U.S. Treasury Note 1.75%, 2013, value of $18)
17	0.18%, 1/31/2012		17
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $527, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $537)
527	0.24%, 1/31/2012		527
7095			7,095
	Total short-term investments
	(cost $7,095)		$7,095

	Total investments
	(cost $506,827) ▲	100.1%	$577,633
	Other assets and liabilities	(0.1)%	(846)
	Total net assets	100.0%	$576,787

2

  The Hartford Value Fund

Schedule of Investments ― (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 5.2% of total net assets at January 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $510,152 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$87,363
Unrealized Depreciation	(19,882)
Net Unrealized Appreciation	$67,481

•	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$570,538	$566,097	$4,441	$–
Short-Term Investments	7,095	–	7,095	–
Total	$577,633	$566,097	$11,536	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford World Bond Fund

Schedule of Investments

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.9%
		United States - 2.9%
		AmeriCredit Automobile Receivables Trust
	$170	3.34%, 04/08/2016	$172
	26	5.56%, 06/06/2014	27
		Bank of America Automotive Trust
	125	3.52%, 06/15/2016 ■	127
		Bear Stearns Commercial Mortgage Securities, Inc.
	80	5.20%, 12/11/2038	89
	35	5.33%, 01/12/2045	35
		Citibank Omni Master Trust
	250	2.39%, 05/16/2016 ■Δ	251
		Citigroup/Deutsche Bank Commercial Mortgage Trust
	10	5.89%, 11/15/2044	12
		Countrywide Alternative Loan Trust
	124	0.40%, 06/25/2036 Δ	58
		DBUBS Mortgage Trust
	3,132	4.89%, 01/01/2021 ■►	178
		Ford Credit Automotive Lease Trust
	121	0.74%, 09/15/2013	121
		GE Capital Credit Card Master Note Trust
	300	2.39%, 04/15/2015 Δ	301
		GMAC Mortgage Corp. Loan Trust
	426	4.92%, 09/19/2035 Δ	371
		Greenwich Capital Commercial Funding Corp.
	150	5.88%, 07/10/2038 Δ	170
		GSR Mortgage Loan Trust
	492	5.37%, 05/25/2047 Δ	299
		Harley-Davidson Motorcycle Trust
	14	3.19%, 11/15/2013	14
		Honda Automotive Receivables Owner Trust
	150	0.57%, 07/18/2013	150
	165	0.67%, 04/21/2014	165
		JP Morgan Chase Commercial Mortgage Securities Corp.
	120	5.72%, 02/15/2051	134
		Merrill Lynch Mortgage Investors Trust
	54	0.48%, 12/25/2036 Δ	35
		Merrill Lynch Mortgage Investors, Inc.
	127	0.39%, 03/25/2037 Δ	67
		Merrill Lynch Mortgage Trust
	100	5.67%, 05/12/2039 Δ	113
		Merrill Lynch/Countrywide Commercial Mortgage Trust
	105	5.91%, 06/12/2046 Δ	119
		Morgan Stanley Capital I
	40	5.16%, 10/12/2052 Δ	45
	100	5.26%, 09/15/2047 ■Δ	99
	200	5.40%, 12/15/2043	136
	50	5.64%, 06/11/2042 Δ	58
		Morgan Stanley Capital, Inc.
	452	0.42%, 08/25/2036 - 11/25/2036 Δ	197
	840	0.51%, 10/25/2036 Δ	220
		Option One Mortgage Loan Trust
	71	0.38%, 02/25/2037 Δ	39
		Santander Consumer USA, Inc.
	165	2.32%, 04/15/2015 ■	165
		Securitized Asset Backed Receivables LLC Trust
	155	0.41%, 05/25/2037 Δ	71

		Total asset & commercial mortgage backed securities
		(cost $4,121)	$4,038

CORPORATE BONDS - 9.3%
		Australia - 0.1%
		FMG Resources Pty Ltd.
	$150	7.00%, 11/01/2015 ■	$155

		Canada - 0.0%
		Harvest Operations Corp.
	20	6.88%, 10/01/2017 ■	21
		Videotron Ltee
	40	9.13%, 04/15/2018	44
			65
		France - 0.5%
		BNP Paribas
	640	2.13%, 12/21/2012	640

		Mexico - 0.1%
		Grupo Bimbo S.A.B.
	195	4.50%, 01/25/2022 ■	199

		Netherlands - 0.5%
		Conti-Gummi Finance B.V.
EUR	50	7.13%, 10/15/2018 §	67
		ING Bank N.V.
EUR	400	3.50%, 09/16/2020	445
		ING Groep N.V.
EUR	5	8.00%, 04/08/2013	6
		Volkswagen Financial Services N.V.
EUR	100	1.77%, 11/27/2012 Δ	131
			649
		New Zealand - 0.1%
		Reynolds Group Escrow
	100	8.75%, 10/15/2016 ■	107

		South Africa - 0.1%
		Consol Glass Ltd.
EUR	50	7.63%, 04/15/2014 §	66

		Switzerland - 0.0%
		UBS AG Jersey Brank
EUR	15	4.28%, 04/15/2015	16

		United Kingdom - 1.1%
		FCE Bank plc
EUR	100	7.25%, 07/15/2013 §	137

1

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 9.3% - (continued)
		United Kingdom - 1.1% - (continued)
		HSBC Holdings plc
EUR	400	1.69%, 09/30/2020 Δ	$450
		Imperial Tobacco Finance
EUR	710	4.50%, 07/05/2018	994
			1,581
		United States - 6.8%
		AES Corp.
	130	7.75%, 10/15/2015	143
		Alere, Inc.
	55	9.00%, 05/15/2016	58
		Ally Financial, Inc.
	65	6.75%, 12/01/2014	68
		Alpha Natural Resources, Inc.
	20	6.00%, 06/01/2019	20
		AMC Entertainment, Inc.
	80	8.00%, 03/01/2014	80
		American Express Bank, FSB
	175	0.40%, 05/29/2012 Δ	175
		AmeriGas Finance
	129	7.00%, 05/20/2022	129
		Amgen, Inc.
	1,215	2.50%, 11/15/2016	1,253
		Antero Resources Finance
	10	7.25%, 08/01/2019 ■	10
	25	9.38%, 12/01/2017	27
		ARAMARK Corp.
	55	8.50%, 02/01/2015	56
		ARAMARK Holdings Corp.
	60	8.63%, 05/01/2016 ■Þ	62
		Atwood Oceanics, Inc.
	381	6.50%, 02/01/2020	394
		Ball Corp.
	20	7.13%, 09/01/2016	22
		BE Aerospace, Inc.
	50	8.50%, 07/01/2018	55
		Biomet, Inc.
	85	10.00%, 10/15/2017	92
		Calpine Corp.
	85	7.25%, 10/15/2017 ■	89
		Case Corp.
	95	7.25%, 01/15/2016	104
		CCO Holdings LLC
	15	6.63%, 01/31/2022	16
	125	7.25%, 10/30/2017	135
		CenturyTel, Inc.
	55	6.00%, 04/01/2017	58
		Chesapeake Energy Corp.
	65	2.50%, 05/15/2037 ۞	57
	35	6.50%, 08/15/2017	36
		CIT Group, Inc.
	30	5.25%, 04/01/2014 ■	31
	55	7.00%, 05/01/2017	55
	75	7.00%, 05/04/2015 ■	75
		Citigroup, Inc.
	280	5.88%, 01/30/2042	290
		CNH Capital LLC
	60	6.25%, 11/01/2016 ■	64
		Community Health Systems, Inc.
	77	8.88%, 07/15/2015	80
		Cricket Communications, Inc.
	90	7.75%, 05/15/2016	95
		Crown Americas, Inc.
	20	6.25%, 02/01/2021	22
		El Paso Corp.
	40	7.00%, 06/15/2017	44
		Energy Transfer Equity L.P.
	20	7.50%, 10/15/2020	22
		Ford Motor Credit Co.
	25	7.00%, 10/01/2013	27
	60	7.45%, 07/16/2031	74
		Fresenius Medical Care
	185	5.63%, 07/31/2019 ■	190
	155	5.88%, 01/31/2022 ■	158
		Fresenius U.S. Finance II
	60	9.00%, 07/15/2015 ■	68
		Frontier Communications Corp.
	30	8.25%, 05/01/2014	32
		HCA, Inc.
	120	6.38%, 01/15/2015	126
		Host Marriott L.P.
	50	6.38%, 03/15/2015	51
		Huntsman International LLC
	35	5.50%, 06/30/2016	35
		Intelsat Bermuda Ltd.
	55	11.25%, 06/15/2016	58
		International Lease Finance Corp.
	90	5.65%, 06/01/2014	89
	75	6.50%, 09/01/2014 ■	79
		Iron Mountain, Inc.
	30	7.75%, 10/01/2019	33
		Jabil Circuit, Inc.
	20	5.63%, 12/15/2020	21
		Kinder Morgan Finance Co.
	110	5.70%, 01/05/2016	114
		Lamar Media Corp.
	40	6.63%, 08/15/2015	41
		Leap Wireless International, Inc.
	30	4.50%, 07/15/2014 ۞	27
		Lennar Corp.
	30	5.60%, 05/31/2015	31
		Macys Retail Holdings, Inc.
	625	3.88%, 01/15/2022	640
		Markwest Energy
	20	6.25%, 06/15/2022	21
		Masco Corp.
	65	4.80%, 06/15/2015	65
		MBNA Capital
	40	8.28%, 12/01/2026	40
		Mediacom Broadband LLC
	60	8.50%, 10/15/2015	62
		MGM Mirage, Inc.
	30	11.13%, 11/15/2017	34

2

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 9.3% - (continued)
		United States - 6.8% - (continued)
		Newfield Exploration Co.
	$15	5.75%, 01/30/2022	$16
		NII Capital Corp.
	175	7.63%, 04/01/2021	179
		Owens-Brockway
	85	7.38%, 05/15/2016	95
		Peabody Energy Corp.
	120	7.38%, 11/01/2016	133
		Peninsula Gaming LLC
	55	8.38%, 08/15/2015	58
		Pioneer Natural Resources Co.
	40	5.88%, 07/15/2016	44
		Post Holdings, Inc.
	325	7.38%, 02/15/2022 ■☼	336
		Provident Funding Associates L.P.
	55	10.25%, 04/15/2017 ■	53
		Pulte Homes, Inc.
	60	5.20%, 02/15/2015	60
		QVC, Inc.
	40	7.50%, 10/01/2019 ■	44
		Qwest Corp.
	50	8.38%, 05/01/2016	58
		Range Resources Corp.
	15	6.75%, 08/01/2020	16
		Realogy Corp.
	5	7.63%, 01/15/2020 ■☼	5
		Revlon Consumer Products
	60	9.75%, 11/15/2015	64
		SABMiller Holdings, Inc.
	800	3.75%, 01/15/2022 ■	833
		SABMiller plc
	300	4.95%, 01/15/2042 ■	319
		Sally Holdings
	176	6.88%, 11/15/2019 ■	188
		SBA Telecommunications
	55	8.00%, 08/15/2016	60
		Seagate Technology Holdings
	115	6.80%, 10/01/2016	126
		Service Corp. International
	25	7.38%, 10/01/2014	27
		Sinclair Television Group
	60	9.25%, 11/01/2017 ■	67
		SLM Corp.
	85	6.25%, 01/25/2016	87
		Sprint Nextel Corp.
	75	9.00%, 11/15/2018 ■	81
		SunGard Data Systems, Inc.
	100	10.25%, 08/15/2015	104
	35	10.63%, 05/15/2015	37
		United Rentals North America, Inc.
	70	10.88%, 06/15/2016	80
		Windstream Corp.
	65	7.50%, 06/01/2022 ■	68
		Wynn Las Vegas LLC
	20	7.75%, 08/15/2020	23
		Yankee Acquisition Corp.
	55	8.50%, 02/15/2015	56
			9,350
		Total corporate bonds
		(cost $12,601)	$12,828

FOREIGN GOVERNMENT OBLIGATIONS - 57.3%
		Australia - 3.7%
		Australian Government
AUD	3,375	4.75%, 06/15/2016	$3,798
AUD	1,200	6.25%, 06/15/2014	1,363
			5,161
		Brazil - 1.0%
		Brazil Notas do Tesouro Nacional Serie F
BRL	2,520	10.00%, 01/01/2015	1,423

		Canada - 4.2%
		Canadian Government
CAD	3,300	2.50%, 09/01/2013	3,370
CAD	1,260	4.00%, 06/01/2016 - 06/01/2041	1,554
CAD	490	5.00%, 06/01/2037	709
		Ontario (Province of)
	125	1.88%, 11/19/2012	126
			5,759
		Denmark - 6.1%
		Denmark (Kingdom of)
DKK	18,675	4.00%, 11/15/2015 - 11/15/2019	3,813
DKK	9,050	4.50%, 11/15/2039	2,282
		Denmark Government Bond
DKK	7,650	5.00%, 11/15/2013	1,460
DKK	2,950	7.00%, 11/10/2024	808
			8,363
		Finland - 5.7%
		Finnish Government
EUR	3,200	1.75%, 04/15/2016	4,309
EUR	1,485	3.50%, 04/15/2021	2,138
EUR	720	4.00%, 07/04/2025	1,078
EUR	250	5.38%, 07/04/2013	350
			7,875
		France - 0.1%
		Caisse D'Amortissement de la Dette Sociale
GBP	75	1.22%, 06/17/2013 Δ	117

		Germany - 5.9%
		Bundesobligation
EUR	1,900	2.00%, 02/26/2016	2,630
		Bundesrepublik Deutschland
EUR	1,130	2.50%, 01/04/2021	1,578
EUR	435	4.75%, 07/04/2040	829
EUR	705	5.63%, 01/04/2028	1,303
		Bundesschatzanweisungen
EUR	1,375	0.75%, 09/13/2013	1,816
			8,156
		Mexico - 2.8%
		Mexican Bonos De Desarrollo
MXN	43,081	8.00%, 06/11/2020 Δ	3,797

3

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 57.3% - (continued)
		Netherlands - 6.3%
		Netherlands Government
EUR	1,085	3.25%, 07/15/2021	$1,550
EUR	2,750	4.00%, 07/15/2016 - 01/15/2037	4,153
EUR	1,500	4.25%, 07/15/2013	2,074
EUR	505	5.50%, 01/15/2028	907
			8,684
		Norway - 6.3%
		Norwegian Government
NOK	7,775	4.25%, 05/19/2017	1,484
NOK	12,625	4.50%, 05/22/2019	2,478
NOK	13,350	5.00%, 05/15/2015	2,523
NOK	11,750	6.50%, 05/15/2013	2,130
			8,615
		Poland - 2.4%
		Poland Government
PLN	10,425	5.75%, 10/25/2021	3,270

		Singapore - 6.8%
		Singapore Government
SGD	3,375	2.25%, 07/01/2013	2,757
SGD	950	2.88%, 09/01/2030	821
SGD	1,985	3.25%, 09/01/2020	1,804
SGD	730	3.50%, 03/01/2027	672
SGD	3,675	3.75%, 09/01/2016	3,340
			9,394
		Sweden - 6.0%
		Swedish Government
SEK	18,100	3.00%, 07/12/2016	2,873
SEK	13,375	3.50%, 06/01/2022 - 03/30/2039	2,359
SEK	9,900	4.25%, 03/12/2019	1,724
SEK	7,900	6.75%, 05/05/2014	1,312
			8,268

		Total foreign government obligations
		(cost $78,672)	$78,882

SENIOR FLOATING RATE INTERESTS ♦ - 0.7%
		United States - 0.7%
		CDW Corp.
	$100	2.75%, 07/15/2017 ±☼	$97
		Chrysler Group LLC
	100	4.75%, 05/24/2017 ±☼	98
		Cumulus Media, Inc., Term Loan B
	100	4.50%, 09/17/2018 ◊☼	100
		Freescale Semiconductor, Inc.
	100	4.55%, 12/01/2016 ±	98
		J. Crew Group, Inc.
	100	3.50%, 02/24/2017 ◊☼	96
		Metro PCS Wireless, Inc., Term Loan B3
	100	4.06%, 03/15/2018 ±	99
		Michaels Stores, Inc., B-2 Term Loan
	100	4.50%, 07/31/2016 ±☼	100
		Ocwen Financial Corp.
	130	5.50%, 12/09/2016 ◊☼	129
		Syniverse Holdings, Inc.
	100	3.75%, 12/21/2017 ◊☼	100
			917

		Total senior floating rate interests
		(cost $916)	$917

U.S. GOVERNMENT SECURITIES - 6.0%
		United States - 6.0%
		U.S. Treasury Bonds
	$410	4.75%, 02/15/2041 □	$561
	730	6.75%, 08/15/2026 □	1,129
	625	8.13%, 08/15/2021 ╦	984
			2,674
		U.S. Treasury Notes
	1,475	3.25%, 05/31/2016	1,645
	1,125	3.88%, 05/15/2018	1,320
	2,325	4.75%, 05/15/2014	2,563
			5,528
		Total U.S. government securities
		(cost $8,038)	$8,202

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
	European Union - 0.0%
	EUR Call/NOK Put
24	Expiration: 02/17/2012	$–
	EUR Call/USD Put
472	Expiration: 04/10/2012	8
		8

	Total call options purchased
	(cost $6)	$8

PUT OPTIONS PURCHASED - 0.0%
	European Union - 0.0%
	EUR Put/NOK Call
24	Expiration: 02/17/2012	$1
	United States - 0.0%
	AUD Put/USD Call Binary
19	Expiration: 06/14/2012 и	1
	GBP Put/USD Call
670	Expiration: 07/06/2012	11
		13

	Total put options purchased
	(cost $25)	$13

4

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
PREFERRED STOCKS - 0.0%
	United States - 0.0%
2	GMAC Capital Trust I ۞		$44

	Total preferred stocks
	(cost $53)		$44

	Total long-term investments
	(cost $104,432)		$104,932

SHORT-TERM INVESTMENTS - 18.5%
	Repurchase Agreements - 7.6%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
02/01/2012 in the amount of $3,408,
collateralized by FHLMC 5.00%, 2030,
FNMA 3.01%, 4.05%, 2040 - 2041,
GNMA 3.00% - 6.00%, 2027 - 2044, value
	of $3,476)
$3,408	0.22%, 1/31/2012		$3,408
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $340, collateralized by GNMA 3.50% - 4.00%, 2041 - 2042, value of $347)
340	0.22%, 1/31/2012		340
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $3,777, collateralized by GNMA 4.00%, 2040 - 2041, value of $3,853)
3,777	0.24%, 1/31/2012		3,777
TD Securities TriParty Joint Repurchase
Agreement (maturing on 02/01/2012 in the
amount of $2,163, collateralized by FFCB
5.13%, 2016, FHLB 0.05% - 1.76%, 2012 -
2014, FHLMC 0.07% - 1.00%, 2012 -
	2014, value of $2,206)
2,163	0.22%, 1/31/2012		2,163
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $25, collateralized by U.S. Treasury Note 1.75%, 2013, value of $26)
25	0.18%, 1/31/2012		25
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 02/01/2012 in the amount of $779, collateralized by FHLMC 4.50%, 2041, FNMA 3.50%, 2026, value of $794)
779	0.24%, 1/31/2012		779
			10,492
	U.S. Treasury Bills - 10.9%
2,400	0.01%, 3/15/2012 ○		2,400
6,425	0.04%, 03/01/2012 - 04/26/2012 ○		6,425
4,025	0.05%, 05/17/2012 - 05/31/2012 ○‡		4,024
2,150	0.07%, 7/26/2012 ○		2,149
			14,998
	Total short-term investments
	(cost $25,490)		$25,490

	(cost $129,922) ▲	94.7%	$130,422
	Other assets and liabilities	5.3%	7,317
	Total net assets	100.0%	$137,739

5

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 59.8% of total net assets at January 31, 2012.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $130,020 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,605
Unrealized Depreciation	(1,203)
Net Unrealized Appreciation	$402

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2012.

±	The interest rate disclosed for these securities represents the average coupon as of January 31, 2012.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of January 31, 2012.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $4,122, which represents 3.0% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2012, the aggregate value of these securities was $270, which represents 0.2% of total net assets.

۞	Convertible security.

и	This security has limitations. If the Australian Dollar to U.S. Dollar exchange rate is less than or equal to 0.85 on expiration date, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
DKK	–	Denmark Krone
EUR	–	EURO
GBP	–	British Pound
MXN	–	Mexican New Peso
NOK	–	Norwegian Krone
PLN	–	Polish New Zloty
SEK	–	Swedish Krona
SGD	–	Singapore Dollar

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $1,050 at January 31, 2012.

6

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $470 was received from broker as collateral in connection with swap contracts.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at January 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Note	77	Short	03/30/2012	$9,552	$9,522	$(30)
10 Year U.S. Treasury Note	146	Short	03/21/2012	$19,308	$19,118	$(190)
30 Year U.S. Treasury Bond	2	Short	03/21/2012	$291	$289	$(2)
Australia 10 Year Bond	22	Long	03/15/2012	$2,765	$2,715	$50
Canada 10 Year Bond	19	Long	03/21/2012	$2,550	$2,516	$34
Euro-BOBL Future	35	Long	03/08/2012	$5,751	$5,723	$28
Euro-BUND Future	75	Long	03/08/2012	$13,707	$13,595	$112
Euro-Schatz Future	1	Short	03/08/2012	$144	$143	$(1)
Japan 10 Year Bond	1	Short	03/09/2012	$1,871	$1,859	$(12)
Long Gilt Future	7	Short	03/28/2012	$1,293	$1,281	$(12)
U.S. Ultra Bond	4	Short	03/21/2012	$640	$620	$(20)
						$(43)

*	The number of contracts does not omit 000's.

Þ	This security may pay interest in additional principal instead of cash.

Foreign Currency Contracts Outstanding at January 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Barclay Investments	Sell	$53	$52	02/29/2012	$(1)
Australian Dollar	Deutsche Bank Securities	Buy	58	56	02/29/2012	2
Australian Dollar	Deutsche Bank Securities	Sell	791	764	02/29/2012	(27)
Australian Dollar	JP Morgan Securities	Buy	286	278	02/29/2012	8
Australian Dollar	JP Morgan Securities	Sell	111	107	02/29/2012	(4)
Australian Dollar	Morgan Stanley	Buy	190	190	02/29/2012	–
Australian Dollar	UBS AG	Buy	3,167	3,121	02/29/2012	46
Australian Dollar	UBS AG	Buy	476	478	02/29/2012	(2)
Australian Dollar	Westpac International	Buy	4,290	4,117	02/29/2012	173
Australian Dollar	Westpac International	Sell	8,093	7,770	02/29/2012	(323)
Brazilian Real	UBS AG	Sell	1,432	1,341	03/02/2012	(91)
British Pound	Barclays Investments	Sell	118	116	02/29/2012	(2)
British Pound	Goldman Sachs	Sell	126	125	02/29/2012	(1)
British Pound	HSBC Securities	Sell	386	378	02/29/2012	(8)
British Pound	JP Morgan Securities	Buy	63	62	02/29/2012	1
British Pound	UBS AG	Buy	205	199	02/29/2012	6
Canadian Dollar	Barclay Investments	Buy	414	414	02/29/2012	–
Canadian Dollar	Citibank	Buy	219	214	02/29/2012	5
Canadian Dollar	Citibank	Sell	135	133	02/29/2012	(2)
Canadian Dollar	CS First Boston	Buy	58	57	02/29/2012	1
Canadian Dollar	Deutsche Bank Securities	Sell	130	127	02/29/2012	(3)
Canadian Dollar	JP Morgan Securities	Buy	118	118	02/29/2012	–
Canadian Dollar	JP Morgan Securities	Buy	469	461	02/29/2012	8
Canadian Dollar	RBC Dominion Securities	Buy	4,708	4,608	02/29/2012	100
Canadian Dollar	RBC Dominion Securities	Sell	8,150	7,960	02/29/2012	(190)
Canadian Dollar	UBS AG	Buy	3,161	3,129	02/29/2012	32
Canadian Dollar	UBS AG	Sell	384	377	02/29/2012	(7)
Chinese Renminbi	JP Morgan Securities	Buy	24	24	09/07/2012	–
Chinese Renminbi	JP Morgan Securities	Buy	105	105	09/07/2012	–
Chinese Renminbi	JP Morgan Securities	Sell	128	125	09/07/2012	(3)

7

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi	Standard Chartered Bank	Buy	$106	$104	09/10/2012	$2
Chinese Renminbi	Standard Chartered Bank	Buy	1,202	1,205	09/10/2012	(3)
Chinese Renminbi	Standard Chartered Bank	Sell	1,308	1,293	09/10/2012	(15)
Czech Koruna	JP Morgan Securities	Sell	22	21	02/29/2012	(1)
Danish Krone	Banc of America Securities	Sell	139	140	02/29/2012	1
Danish Krone	Citibank	Sell	92	90	02/29/2012	(2)
Danish Krone	Deutsche Bank Securities	Sell	334	324	02/29/2012	(10)
Danish Krone	Goldman Sachs	Buy	121	121	02/29/2012	–
Danish Krone	JP Morgan Securities	Sell	7,976	7,754	02/29/2012	(222)
Euro	Banc of America Securities	Sell	120	120	02/29/2012	–
Euro	Banc of America Securities	Sell	124	125	02/29/2012	1
Euro	Barclay Investments	Buy	144	141	02/29/2012	3
Euro	Barclay Investments	Sell	29	29	02/29/2012	–
Euro	Barclay Investments	Sell	188	188	02/29/2012	–
Euro	CS First Boston	Buy	582	576	02/29/2012	6
Euro	Deutsche Bank Securities	Buy	4,351	4,254	02/29/2012	97
Euro	Deutsche Bank Securities	Sell	643	647	02/29/2012	4
Euro	Deutsche Bank Securities	Sell	64	63	02/21/2012	(1)
Euro	Deutsche Bank Securities	Sell	2,216	2,158	02/29/2012	(58)
Euro	Goldman Sachs	Buy	124	124	02/29/2012	–
Euro	Goldman Sachs	Sell	2,394	2,372	02/29/2012	(22)
Euro	Goldman Sachs	Sell	124	124	02/29/2012	–
Euro	JP Morgan Securities	Buy	144	145	02/01/2012	(1)
Euro	JP Morgan Securities	Sell	69	69	02/21/2012	–
Euro	JP Morgan Securities	Buy	105	106	02/29/2012	(1)
Euro	JP Morgan Securities	Sell	940	931	02/29/2012	(9)
Euro	JP Morgan Securities	Buy	526	526	02/03/2012	–
Euro	JP Morgan Securities	Buy	340	333	02/29/2012	7
Euro	JP Morgan Securities	Sell	144	145	02/29/2012	1
Euro	Morgan Stanley	Sell	23,794	23,179	02/29/2012	(615)
Euro	RBC Dominion Securities	Sell	502	491	02/29/2012	(11)
Euro	RBC Dominion Securities	Sell	41	41	02/02/2012	–
Euro	UBS AG	Buy	124	122	02/29/2012	2
Euro	UBS AG	Sell	255	257	02/29/2012	2
Euro	UBS AG	Sell	373	365	02/29/2012	(8)
Japanese Yen	CS First Boston	Sell	235	233	02/29/2012	(2)
Japanese Yen	Deutsche Bank Securities	Buy	295	291	02/29/2012	4
Japanese Yen	Deutsche Bank Securities	Sell	105	104	02/29/2012	(1)
Japanese Yen	Goldman Sachs	Sell	67	67	02/29/2012	–
Japanese Yen	JP Morgan Securities	Sell	111	110	02/29/2012	(1)
Japanese Yen	RBC Dominion Securities	Buy	188	184	02/29/2012	4
Japanese Yen	RBC Dominion Securities	Sell	125	124	02/29/2012	(1)
Japanese Yen	Standard Chartered Bank	Sell	178	176	02/29/2012	(2)
Japanese Yen	UBS AG	Buy	130	129	02/29/2012	1
Japanese Yen	UBS AG	Sell	55	54	02/29/2012	(1)
Japanese Yen	Westpac International	Sell	109	108	02/29/2012	(1)
Malaysian Ringgit	Banc of America Securities	Buy	1,274	1,277	02/29/2012	(3)
Malaysian Ringgit	Banc of America Securities	Buy	1,920	1,854	02/29/2012	66
Malaysian Ringgit	Barclay Investments	Buy	213	209	02/29/2012	4
Malaysian Ringgit	Goldman Sachs	Buy	5,108	5,032	02/29/2012	76
Malaysian Ringgit	Morgan Stanley	Buy	345	345	02/29/2012	–
Mexican New Peso	Banc of America Securities	Sell	301	301	02/29/2012	–
Mexican New Peso	Barclay Investments	Buy	348	349	02/29/2012	(1)
Mexican New Peso	Citibank	Buy	340	322	02/29/2012	18
Mexican New Peso	Citibank	Sell	180	171	02/29/2012	(9)

8

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Mexican New Peso	CS First Boston	Sell	$116	$111	02/29/2012	$(5)
Mexican New Peso	HSBC Securities	Sell	116	111	02/29/2012	(5)
Mexican New Peso	RBC Dominion Securities	Buy	233	233	02/29/2012	–
Mexican New Peso	RBC Dominion Securities	Sell	3,588	3,406	02/29/2012	(182)
Mexican New Peso	RBC Dominion Securities	Buy	4,869	4,631	02/29/2012	238
New Ruble	Banc of America Securities	Buy	13	13	07/09/2012	–
New Ruble	Banc of America Securities	Sell	13	14	07/09/2012	1
New Zealand Dollar	Barclay Investments	Buy	243	233	02/29/2012	10
New Zealand Dollar	Deutsche Bank Securities	Sell	64	64	02/29/2012	–
New Zealand Dollar	Goldman Sachs	Buy	66	65	02/29/2012	1
New Zealand Dollar	JP Morgan Securities	Buy	58	56	02/29/2012	2
New Zealand Dollar	JP Morgan Securities	Sell	55	52	02/29/2012	(3)
New Zealand Dollar	Morgan Stanley	Buy	161	161	02/29/2012	–
New Zealand Dollar	UBS AG	Buy	610	605	02/29/2012	5
New Zealand Dollar	UBS AG	Sell	167	158	02/29/2012	(9)
New Zealand Dollar	Westpac International	Buy	4,932	4,663	02/29/2012	269
Norwegian Krone	Banc of America Securities	Buy	310	310	02/29/2012	–
Norwegian Krone	Banc of America Securities	Sell	167	168	02/29/2012	1
Norwegian Krone	Barclay Investments	Buy	458	448	02/29/2012	10
Norwegian Krone	Deutsche Bank Securities	Sell	448	433	02/29/2012	(15)
Norwegian Krone	Goldman Sachs	Buy	386	379	02/29/2012	7
Norwegian Krone	Goldman Sachs	Sell	2,335	2,309	02/29/2012	(26)
Norwegian Krone	JP Morgan Securities	Buy	559	552	02/29/2012	7
Norwegian Krone	Morgan Stanley	Buy	129	129	02/29/2012	–
Norwegian Krone	RBS Securities	Sell	268	261	02/29/2012	(7)
Norwegian Krone	UBS AG	Buy	7,766	7,557	02/29/2012	209
Norwegian Krone	UBS AG	Sell	7,848	7,633	02/29/2012	(215)
Norwegian Krone	Westpac International	Sell	267	260	02/29/2012	(7)
Polish Zloty	Barclay Investments	Buy	205	200	02/29/2012	5
Polish Zloty	Goldman Sachs	Sell	208	208	02/29/2012	–
Polish Zloty	JP Morgan Securities	Buy	124	116	02/29/2012	8
Polish Zloty	JP Morgan Securities	Sell	3,017	2,776	02/29/2012	(241)
Polish Zloty	State Street Global Markets LLC	Sell	159	159	02/29/2012	–
Polish Zloty	UBS AG	Buy	5	5	02/29/2012	–
Polish Zloty	UBS AG	Sell	371	338	02/29/2012	(33)
Republic of Korea Won	Banc of America Securities	Buy	1,503	1,498	02/29/2012	5
Republic of Korea Won	Goldman Sachs	Buy	5,328	5,276	02/29/2012	52
Republic of Korea Won	JP Morgan Securities	Buy	1,955	1,894	02/29/2012	61
Republic of Korea Won	Morgan Stanley	Buy	425	424	02/29/2012	1
Republic of Korea Won	UBS AG	Buy	121	120	02/29/2012	1
Republic of Korea Won	UBS AG	Buy	126	126	02/29/2012	–
Republic of Korea Won	UBS AG	Sell	188	187	02/29/2012	(1)
Singapore Dollar	Banc of America Securities	Buy	1,402	1,404	02/29/2012	(2)
Singapore Dollar	Banc of America Securities	Sell	48	48	02/29/2012	–
Singapore Dollar	Barclay Investments	Sell	177	172	02/29/2012	(5)
Singapore Dollar	Deutsche Bank Securities	Sell	1,565	1,523	02/29/2012	(42)
Singapore Dollar	Goldman Sachs	Buy	5,267	5,209	02/29/2012	58
Singapore Dollar	JP Morgan Securities	Buy	1,904	1,849	02/29/2012	55
Singapore Dollar	JP Morgan Securities	Sell	7,565	7,345	02/29/2012	(220)
Singapore Dollar	Morgan Stanley	Buy	398	399	02/29/2012	(1)
Singapore Dollar	UBS AG	Sell	130	130	02/29/2012	–
Swedish Krona	Banc of America Securities	Buy	360	360	02/29/2012	–
Swedish Krona	Banc of America Securities	Sell	109	110	02/29/2012	1
Swedish Krona	Barclay Investments	Buy	442	434	02/29/2012	8
Swedish Krona	Citibank	Sell	285	279	02/29/2012	(6)
Swedish Krona	Deutsche Bank Securities	Sell	123	119	02/29/2012	(4)
Swedish Krona	Goldman Sachs	Buy	7,698	7,636	02/29/2012	62
Swedish Krona	Goldman Sachs	Buy	123	124	02/29/2012	(1)

9

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Swedish Krona	Goldman Sachs	Sell	$10,251	$10,167	02/29/2012	$(84)
Swedish Krona	JP Morgan Securities	Buy	516	517	02/29/2012	(1)
Swedish Krona	JP Morgan Securities	Sell	401	395	02/29/2012	(6)
Swedish Krona	Morgan Stanley	Sell	129	129	02/29/2012	–
Swedish Krona	UBS AG	Buy	104	102	02/29/2012	2
Swedish Krona	UBS AG	Sell	128	124	02/29/2012	(4)
Swedish Krona	Westpac International	Sell	68	67	02/29/2012	(1)
Swiss Franc	Goldman Sachs	Sell	109	105	02/29/2012	(4)
Turkish New Lira	CS First Boston	Buy	64	63	02/29/2012	1
Turkish New Lira	HSBC Securities	Buy	64	64	02/29/2012	–
Turkish New Lira	HSBC Securities	Sell	115	108	02/29/2012	(7)
Turkish New Lira	UBS AG	Sell	14	14	02/29/2012	–
						$(1,041)

10

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AB Electrolux	Morgan Stanley	$916	Buy	(1.00)% / 0.94%	12/20/16	$–	$(2)	$(2)
ABX Asset Backed Security Index	Barclays Investment	128	Buy	(0.18)%	07/25/45	17	13	(4)
ABX Asset Backed Security Index	Credit Suisse	34	Sell	0.76%	01/25/38	(23)	(22)	1
ABX Asset Backed Security Index	Goldman Sachs	66	Buy	(0.18)%	07/25/45	9	7	(2)
ABX Asset Backed Security Index	JP Morgan Securities	63	Sell	0.76%	01/25/38	(41)	(40)	1
ABX Asset Backed Security Index	Morgan Stanley	659	Buy	(0.18)%	07/25/45	93	70	(23)
Avis Budget Group, Inc.	Bank of America	75	Buy	(5.00)% / 5.94%	03/20/17	3	3	–
CDX North American High Yield Index	Barclays Investment	613	Buy	(5.00)%	12/20/16	55	16	(39)
CDX PrimeX MBS Index	Barclays Investment	97	Sell	4.58%	12/25/37	(13)	(9)	4
CDX PrimeX MBS Index	Citibank	437	Sell	4.58%	12/25/37	(78)	(39)	39
CDX PrimeX MBS Index	Credit Suisse	89	Sell	4.42%	06/25/36	(1)	2	3
CDX PrimeX MBS Index	Credit Suisse	81	Sell	4.58%	12/25/37	(11)	(7)	4
CDX PrimeX MBS Index	JP Morgan Securities	41	Sell	4.58%	12/25/37	(6)	(4)	2
CDX PrimeX MBS Index	Morgan Stanley	75	Sell	4.42%	06/25/36	–	2	2
CDX PrimeX MBS Index	Morgan Stanley	85	Sell	4.58%	12/25/37	(12)	(8)	4
CMBX Commercial Mortgage Backed Security Index	Bank of America	220	Buy	(0.50)%	02/17/51	66	43	(23)
CMBX Commercial Mortgage Backed Security Index	Deutsche Bank	100	Sell	0.35%	02/15/51	(11)	(8)	3
CMBX Commercial Mortgage Backed Security Index	Goldman Sachs	300	Buy	(1.09)%	03/15/49	83	66	(17)
CMBX Commercial Mortgage Backed Security Index	Goldman Sachs	170	Buy	(0.50)%	12/13/49	42	29	(13)
CMBX Commercial Mortgage Backed Security Index	Goldman Sachs	440	Sell	0.35%	02/15/51	(53)	(35)	18
CMBX Commercial Mortgage Backed Security Index	JP Morgan Securities	330	Buy	(0.96)%	02/17/51	108	113	5
CMBX Commercial Mortgage Backed Security Index	JP Morgan Securities	50	Sell	0.35%	02/15/51	(5)	(4)	1
CMBX Commercial Mortgage Backed Security Index	Morgan Stanley	270	Buy	(1.47)%	12/13/49	80	85	5
CMBX Commercial Mortgage Backed Security Index	Morgan Stanley	200	Buy	(0.50)%	12/13/49	32	34	2
CMBX Commercial Mortgage Backed Security Index	Morgan Stanley	10	Buy	(0.50)%	02/17/51	3	2	(1)
CMBX Commercial Mortgage Backed Security Index	Morgan Stanley	100	Buy	(0.50)%	02/17/51	32	19	(13)
CMBX Commercial Mortgage Backed Security Index	Morgan Stanley	290	Buy	(0.25)%	10/12/52	68	74	6
CMBX Commercial Mortgage Backed Security Index	Morgan Stanley	290	Sell	0.35%	02/15/51	(30)	(23)	7
CMBX Commercial Mortgage Backed Security Index	Morgan Stanley	290	Sell	1.09%	03/15/49	(57)	(64)	(7)
CMBX Commercial Mortgage Backed Security Index	Morgan Stanley	210	Sell	3.50%	02/15/51	(152)	(140)	12

11

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2012 - continued

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date			Unrealized Appreciation/ (Depreciation)
CMBX Commercial Mortgage Backed Security Index	Morgan Stanley	$80	Sell	3.50%	02/15/51	$(41)	$(53)	$(12)
Darden Restaurants, Inc.	Credit Suisse	80	Buy	(1.00)% / 1.08%	12/20/16	–	–	–
Domtar Corp.	Goldman Sachs	55	Buy	(1.00)% / 2.05%	12/20/16	3	3	–
Frontier Communications Corp.	Credit Suisse	95	Buy	(5.00)% / 7.85%	03/20/17	9	11	2

Gap, Inc.	Barclays Investment	25	Buy	(1.00)% / 2.55%	09/20/16	2	2	–
ITRAXX Europe	Citibank	458	Sell	1.00%	12/20/16	(18)	(9)	9
ITRAXX Europe	Morgan Stanley	491	Sell	1.00%	12/20/16	(21)	(10)	11
ITRAXX Europe Sub Financials	JP Morgan Securities	203	Buy	(5.00)%	12/20/16	2	(10)	(12)
Lafarge S.A.	Citibank	92	Buy	(1.00)% / 3.50%	12/20/16	14	10	(4)
Levi Strauss & Co.	Credit Suisse	30	Buy	(5.00)% / 5.82%	09/20/16	1	1	–
Neiman Marcus Group, Inc.	JP Morgan Securities	25	Sell	5.00% / 4.95%	09/20/16	2	–	(2)
NRG Energy, Inc.	Goldman Sachs	65	Buy	(5.00)% / 6.89%	12/20/16	2	5	3
Peugeot S.A.	Citibank	92	Buy	(1.00)% / 5.43%	12/20/16	18	16	(2)
Rite Aid Corp.	Goldman Sachs	40	Buy	(5.00)% / 7.60%	03/20/17	5	4	(1)
Safeway, Inc.	Morgan Stanley	50	Buy	(1.00)% / 1.09%	12/20/16	1	–	(1)
Southwest Airlines Co.	Credit Suisse	55	Buy	(1.00)% / 1.35%	12/20/16	3	1	(2)
TJX Cos., Inc.	Credit Suisse	525	Sell	1.00% / 0.86%	03/20/17	3	4	1
Whirlpool Corp.	Morgan Stanley	50	Buy	(1.00)% / 3.07%	12/20/16	4	5	1
Wolters Kluwer N.V.	Citibank	916	Buy	(1.00)% / 0.67%	12/20/16	(4)	(14)	(10)
						$183	$139	$(44)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment performance risk.

12

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Interest Rate Swap Contracts Outstanding at January 31, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Bank of America	3.57% Fixed	KRW CD KSDA	$84	01/11/22	$–	$–	$–
Bank of America	3.62% Fixed	KRW CD KSDA	168	10/21/21	–	(1)	(1)
Bank of America	Brazil Cetip Interbank Deposit Rate	10.69% Fixed	165	01/02/17	–	1	1
Barclays Investment	4.13% Fixed	3 Month CD KSDA	15	06/01/21	–	(1)	(1)
Deutsche Bank	3.56% Fixed	KRW CD KSDA	295	10/07/21	–	–	–
Deutsche Bank	3.59% Fixed	KRW CD KSDA	424	12/14/21	–	–	–
Goldman Sachs	Brazil Cetip Interbank Deposit Rate	10.44% Fixed	828	01/02/17	–	(7)	(7)
Goldman Sachs	Brazil Cetip Interbank Deposit Rate	10.82% Fixed	155	01/02/17	–	1	1
Goldman Sachs	MXN TIIE BANXICO	7.87% Fixed	410	12/29/21	–	6	6
JP Morgan Securities	MXN TIIE BANXICO	8.07% Fixed	1,927	12/01/21	–	46	46
JP Morgan Securities	MXN TIIE BANXICO	8.50% Fixed	1,275	09/23/21	–	53	53
Morgan Stanley	3.61% Fixed	KRW CD KSDA	1,246	01/27/22	–	(3)	(3)
Morgan Stanley	3.62% Fixed	KRW CD KSDA	64	12/23/21	–	–	–
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	10.70% Fixed	234	01/02/17	–	1	1
Morgan Stanley	MXN TIIE BANXICO	7.46% Fixed	205	01/14/22	–	–	–
					$–	$96	$96

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality

as of January 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	51.6
Aa / AA	0.8
A	3.6
Baa / BBB	6.1
Ba / BB	2.6
B	2.6
Caa / CCC or Lower	1.2
Unrated	1.7
U.S. Government Agencies and Securities	16.9
Non Debt Securities and Other Short-Term Instruments	7.6
Other Assets & Liabilities	5.3
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

13

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Diversification by Industry

as of January 31, 2012

Industry	Percentage of Net Assets
Fixed Income Securities
Accommodation and Food Services	0.0%
Administrative Waste Management and Remediation	0.0
Apparel Manufacturing	0.1
Arts, Entertainment and Recreation	0.3
Beverage and Tobacco Product Manufacturing	0.7
Chemical Manufacturing	0.0
Computer and Electronic Product Manufacturing	0.2
Construction	0.1
Fabricated Metal Product Manufacturing	0.0
Finance and Insurance	5.2
Food Manufacturing	0.4
Food Services	0.1
Furniture and Related Product Manufacturing	0.1
Health Care and Social Assistance	1.4
Information	0.8
Machinery Manufacturing	0.1
Mining	0.2
Miscellaneous Manufacturing	0.2
Motor Vehicle & Parts Manufacturing	0.1
Nonmetallic Mineral Product Manufacturing	0.0
Other Services	0.0
Petroleum and Coal Products Manufacturing	0.5
Pipeline Transportation	0.1
Plastics and Rubber Products Manufacturing	0.0
Professional, Scientific and Technical Services	0.1
Real Estate, Rental and Leasing	0.3
Retail Trade	0.8
Soap, Cleaning Compound, and Toilet Manufacturing	0.1
Utilities	0.2
Wholesale Trade	0.8
Total	12.9%
Equity Securities
Diversified Financials	0.0
Total	0.0%
Call Options Purchased	0.0
Foreign Government Obligations	57.3
Put Options Purchased	0.0
U.S. Government Securities	6.0
Short-Term Investments	18.5
Other Assets and Liabilities	5.3
Total	100.0%

14

The Hartford World Bond Fund

Schedule of Investments ― (continued)

January 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$4,038	$71	$3,909	$58
Call Options Purchased	8	–	8	–
Corporate Bonds	12,828	–	12,828	–
Foreign Government Obligations	78,882	–	78,882	–
Preferred Stocks	44	44	–	–
Put Options Purchased	13	–	13	–
Senior Floating Rate Interests	917	–	917	–
U.S. Government Securities	8,202	–	8,202	–
Short-Term Investments	25,490	–	25,490	–
Total	$130,422	$115	$130,249	$58
Credit Default Swaps *	146	–	27	119
Foreign Currency Contracts *	1,761	–	1,761	–
Futures *	224	224	–	–
Interest Rate Swaps *	108	–	108	–
Total	$2,239	$224	$1,896	$119
Liabilities:
Credit Default Swaps *	190	–	75	115
Foreign Currency Contracts *	2,802	–	2,802	–
Futures *	267	267	–	–
Interest Rate Swaps *	12	–	9	3
Total	$3,271	$267	$2,886	$118

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$61	$1		$(1	)†	$—	$—	$(3)	$—	$—	$58
Corporate Bonds	35	—		—		—	—	—	—	(35)	—
Total	$96	$1		$(1)		$—	$—	$(3)	$—	$(35)	$58
Swaps‡	$60	$—	§	$59	**	$—	$—	$—	$—	$—	$119
Total	$60	$—		$59		$—	$—	$—	$—	$—	$119

Liabilities:
Swaps‡	$(50)	$—	§	$(68	)**	$—	$—	$—	$—	$—	$(118)
Total	$(50)	$—		$(68)		$—	$—	$—	$—	$—	$(118)

*	Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).

2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $(1).
‡	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
§	The realized gain (loss) earned for swaps during the period ended January 31, 2012 was $(9).
**	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2012 was $2.

15

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: March 16, 2012	By:	/s/ James E. Davey
James E. Davey Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 16, 2012	By:	/s/ James E. Davey
James E. Davey Its: President

Date: March 16, 2012	By:	/s/ Tamara L. Fagely
Tamara L. Fagely Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer